   As filed with the Securities and Exchange Commission on November 16, 1998.
                                      Securities Act Registration No. 33-44611
                              Investment Company Act Registration No. 811-6463

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-effective Amendment No.  ____            Post-effective Amendment No.  ____
                        (Check appropriate box or boxes)

                          AIM INTERNATIONAL FUNDS, INC.
                    -----------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                11 Greenway Plaza
                                    Suite 100
                                Houston, TX 77046
                   ------------------------------------------
                    (Address of Principal Executive Offices)
                  Registrant's Telephone Number: (713)626-1919

Name and Address of Agent for Service:   Copy to:

CAROL F.  RELIHAN, ESQUIRE               THOMAS H. DUNCAN, ESQUIRE
A I M Advisors, Inc.                     Ballard Spahr Andrews & Ingersoll, LLP
11 Greenway Plaza                        1225 17th Street
Suite 100                                Suite 2300
Houston, TX 77046                        Denver, CO 80202

         Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

         It is proposed that this filing will become effective on December 16, 1998 pursuant to Rule 488.

         The title of the securities being registered is AIM INTERNATIONAL EQUITY FUND Class A shares and Class B shares and AIM GLOBAL GROWTH FUND Class A shares and Class B shares. No filing fee is due in reliance on Section 24(f) of the Securities Act of 1933.

                          AIM INTERNATIONAL FUNDS, INC.
                              Cross Reference Sheet
            Pursuant to Rule 481(a) under the Securities Act of 1933


                                                                             LOCATION IN COMBINED PROXY
                             FORM N-14 ITEM NO.                              STATEMENT AND PROSPECTUS
                             ------------------                              --------------------------
     PART A
Item 1.               Beginning of Registration Statement and                Cover Page of Registration
                      Outside Front Cover Page of Prospectus                 Statement; Front Cover Page of
                                                                             Prospectus

Item 2.               Beginning and Outside Back Cover Page of               Table of Contents
                      Prospectus

Item 3.               Fee Table, Synopsis and Risk Factors                   Synopsis; Risk Factors

Item 4.               Information About the Transaction                      Reasons for the Transaction;
                                                                             Synopsis; Additional
                                                                             Information About the
                                                                             Agreement; Rights of
                                                                             Shareholders; Capitalization

Item 5.               Information About the Registrant                       Front Cover Page of Prospectus;
                                                                             Synopsis; Risk Factors;
                                                                             Comparison of Investment
                                                                             Objectives and Policies;
                                                                             Financial Highlights; Additional
                                                                             Information About the Acquiring
                                                                             Funds and the Acquired Funds;
                                                                             Information Filed with the
                                                                             Securities and Exchange
                                                                             Commission

Item 6.               Information About the Company Being                    Front Cover Page of Prospectus;
                      Acquired                                               Comparison of Investment
                                                                             Objectives and Policies;
                                                                             Additional Information About
                                                                             the Acquiring Funds and the
                                                                             Acquired Funds; Information
                                                                             Filed with the Securities and
                                                                             Exchange Commission


Item 7.               Voting Information                                     Prospectus Cover Page; Notice
                                                                             of Special Meeting of
                                                                             Shareholders; Introduction;
                                                                             Ownership of the Acquiring
                                                                             Fund and Acquired Fund Shares
Item 8.               Interest of Certain Persons and Experts                Not Applicable

Item 9.               Additional Information Required for                    Not Applicable
                      Reoffering by Persons Deemed to be
                      Underwriters

         PART B
Item 10.              Cover Page                                             Cover Page of Statement of
                                                                             Additional Information
Item 11.              Table of Contents                                      Not Applicable

Item 12.              Additional Information about the Registrant            Description of Permitted
                                                                             Investments; Directors and
                                                                             Officers of the Company;
                                                                             Advisory and Management
                                                                             Related Services Agreements
                                                                             and Plans of Distribution;
                                                                             Portfolio Transactions;
                                                                             Description of Shares;
                                                                             Determination of Net Asset
                                                                             Value; Taxes; Performance Data

Item 13.              Additional Information about the Company               Not Applicable
                      Being Acquired

Item 14.              Financial Statements                                   Financial Information

PART C OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this document.

                          AIM INTERNATIONAL GROWTH FUND
                            AIM WORLDWIDE GROWTH FUND
                                  Portfolios of
                                AIM GROWTH SERIES
                       Fifty California Street, 27th Floor
                         San Francisco, California 94111

                                                               December __, 1998


Dear Shareholder:

         Enclosed is a combined proxy statement and prospectus seeking your approval of a proposed combination of AIM International Growth Fund with AIM International Equity Fund and a proposed combination of AIM Worldwide Growth Fund with AIM Global Growth Fund. AIM International Growth Fund and AIM Worldwide Growth Fund (the "Acquired Funds") are investment portfolios of AIM Growth Series, a Delaware business trust. AIM International Equity Fund and AIM Global Growth Fund (the "Acquiring Funds") are investment portfolios of AIM International Funds, Inc., a Maryland corporation.

         The investment objective and policies of each Acquired Fund are similar to the investment objective and policies of the Acquiring Fund with which it will combine. A I M Advisors, Inc. serves as the investment adviser to the Acquired Funds and the Acquiring Funds. As discussed in the accompanying document, the Acquiring Funds have better performance histories and generally lower operating expense ratios than the Acquired Funds. The Acquiring Funds are substantially larger than the Acquired Funds and have a more stable base of assets. The accompanying document describes the proposed transactions and compares the investment policies, operating expenses and performance histories of the Acquired Funds and Acquiring Funds.

         Shareholders of AIM International Growth Fund and AIM Worldwide Growth Fund are being asked to approve an Agreement and Plan of Reorganization by and among AIM Growth Series, AIM International Funds, Inc. and A I M Advisors, Inc., that will govern the reorganization of the Acquired Funds into the Acquiring Funds. After careful consideration, the Board of Trustees of AIM Growth Series has unanimously approved the proposals and recommends that you read the enclosed materials carefully and then vote FOR the proposals.

         Your vote is important. Please take a moment now to sign and return your proxy cards in the enclosed postage paid return envelope. If we do not hear from you after a reasonable amount of time you may receive a telephone call from our proxy solicitor, Shareholder Communications Corporation, reminding you to vote your shares. You may also vote your shares through a web site established by Shareholder Communications Corporation by following the instructions that appear on the enclosed proxy insert.

                                               Sincerely,


                                               Robert Graham
                                               Chairman

                            AIM INTERNATIONAL GROWTH
                            AIM WORLDWIDE GROWTH FUND
                                  Portfolios OF
                                AIM GROWTH SERIES
                       FIFTY CALIFORNIA STREET, 27TH FLOOR
                         SAN FRANCISCO, CALIFORNIA 94111

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON FEBRUARY 10, 1999

         TO THE SHAREHOLDERS OF AIM INTERNATIONAL GROWTH FUND AND AIM WORLDWIDE GROWTH FUND:

         NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of AIM International Growth Fund and AIM Worldwide Growth Fund (the "Acquired Funds"), investment portfolios of AIM Growth Series ("AGS"), will be held at 11 Greenway Plaza, Suite 100, Houston, TX 77046 on February 10, 1999, at 3:00 p.m., local time, for the following purposes:

         1. To approve an Agreement and Plan of Reorganization (the "Agreement") between AGS, acting on behalf of the Acquired Funds, and AIM International Funds, Inc., ("AIF"), acting on behalf of AIM International Equity Fund and AIM Global Growth Fund (the "Acquiring Funds"). The Agreement provides for the combination of AIM International Growth Fund with AIM International Equity Fund and the combination of AIM Worldwide Growth Fund with AIM Global Growth Fund (the "Reorganizations"). Pursuant to the Agreement, all of the assets of an Acquired Fund will be transferred to the Acquiring Fund with which it will combine, the Acquiring Fund will assume all of the liabilities of the Acquired Fund, and AIF will issue Class A shares of the Acquiring Fund to the Acquired Fund's Class A and Advisor Class shareholders, and Class B shares of the Acquiring Fund to the Acquired Fund's Class B shareholders. The value of each Acquired Fund shareholder's account with the Acquiring Fund immediately after the Reorganization will be the same as the value of such shareholder's account with the Acquired Fund immediately prior to the Reorganization. The Reorganizations have been structured as tax- free transactions. No initial sales charge will be imposed in connection with the Reorganizations.

         2. To transact any other business, not currently contemplated, that may properly come before the Special Meeting, in the discretion of the proxies or their substitutes.

                  Shareholders of record as of the close of business on December 8, 1998, are entitled to notice of, and to vote at, the Special Meeting or any adjournment thereof.

         SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY, WHICH IS BEING SOLICITED BY THE MANAGEMENT OF AGS. YOU MAY ALSO VOTE YOUR SHARES THROUGH A WEB SITE ESTABLISHED FOR THAT PURPOSE BY FOLLOWING THE INSTRUCTIONS ON THE ENCLOSED PROXY INSERT. YOUR VOTE IS IMPORTANT FOR THE PURPOSE OF ENSURING A QUORUM AT THE SPECIAL MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY THE SUBSEQUENT EXECUTION AND SUBMISSION OF A REVISED PROXY, BY GIVING WRITTEN NOTICE OF REVOCATION TO AGS AT ANY TIME BEFORE THE PROXY IS EXERCISED OR BY VOTING IN PERSON AT THE SPECIAL MEETING.

                                       HELGE K. LEE
                                       VICE PRESIDENT AND SECRETARY

December __, 1998

                          AIM INTERNATIONAL GROWTH FUND
                            AIM WORLDWIDE GROWTH FUND
                                  Portfolios OF
                                AIM GROWTH SERIES
                       FIFTY CALIFORNIA STREET, 27TH FLOOR
                          SAN FRANCISCO, CA 94120-7345
                            TOLL FREE: (800) 347-4246

                          AIM INTERNATIONAL EQUITY FUND
                             AIM GLOBAL GROWTH FUND
                                  Portfolios OF
                          AIM INTERNATIONAL FUNDS, INC.
                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                            TOLL FREE: (800) 347-4246

                     COMBINED PROXY STATEMENT AND PROSPECTUS

                            Dated: December __, 1998

         This document is being furnished in connection with a special meeting of Shareholders of AIM INTERNATIONAL GROWTH FUND and AIM WORLDWIDE GROWTH FUND (the "Acquired Funds"), investment portfolios of AIM Growth Series ("AGS"), a Delaware business trust, to be held on February 10, 1999 (the "Special Meeting"). At the Special Meeting, the shareholders of the Acquired Funds are being asked to consider and approve an Agreement and Plan of Reorganization (the "Agreement") by and among AGS, acting on behalf of the Acquired Funds, AIM International Funds, Inc. ("AIF"), a Maryland corporation, acting on behalf of AIM INTERNATIONAL EQUITY FUND and AIM GLOBAL GROWTH FUND (the "Acquiring Funds"), and A I M Advisors, Inc. ("AIM Advisors"). The Agreement provides for the combination of AIM INTERNATIONAL GROWTH FUND with AIM INTERNATIONAL EQUITY FUND, and the combination of AIM WORLDWIDE GROWTH FUND with AIM GLOBAL GROWTH FUND (the "Reorganizations"). THE BOARD OF TRUSTEES OF AGS HAS UNANIMOUSLY APPROVED THE AGREEMENT AND REORGANIZATIONS AS BEING IN THE BEST INTEREST OF THE SHAREHOLDERS OF EACH OF THE ACQUIRED FUNDS.

         Pursuant to the Agreement, all of the assets of an Acquired Fund will be transferred to the Acquiring Fund with which it will combine, the Acquiring Fund will assume all of the liabilities of the Acquired Fund, and AIF will issue Class A shares of the Acquiring Fund to the Acquired Fund's Class A and Advisor Class shareholders, and Class B shares of the Acquiring Fund to the Acquired Fund's Class B shareholders. The value of each Acquired Fund shareholder's account with the Acquiring Fund immediately after the Reorganization will be the same as the value of such shareholder's account with the Acquired Fund immediately prior to the Reorganization. The Reorganizations have been structured as tax-free transactions. No initial sales charge will be imposed in connection with the Reorganizations.

         The Acquiring Funds are series portfolios of AIF, an open-end, series management investment company. The investment objective and policies of each Acquiring Fund are similar to those of the Acquired Fund with which it will combine.

         AIM INTERNATIONAL EQUITY FUND seeks to provide long-term growth of capital by investing in a diversified portfolio of international equity securities, the issuers of which are considered by AIM Advisors, its investment adviser, to have strong earnings momentum. AIM INTERNATIONAL GROWTH FUND seeks long-term growth of capital by investing in equity securities of issuers domiciled in certain countries other than the United States.

         AIM GLOBAL GROWTH FUND seeks to provide long-term growth of capital by investing in a portfolio of global (i.e., U.S. and foreign) equity securities of selected companies that are considered by AIM Advisors to have strong earnings momentum. AIM WORLDWIDE GROWTH FUND seeks long-term growth of capital by investing primarily in equity securities of issuers domiciled anywhere in the world. See "Comparison of Investment Objectives and Policies."

         This Combined Proxy Statement and Prospectus ("Proxy
Statement/Prospectus") sets forth the information that a shareholder of the Acquired Funds should know before voting on the Agreement. It should be read and retained for future reference.

         The current Prospectuses of the Acquired Funds, each dated September 8, 1998, along with the Supplement to the Prospectus of AIM INTERNATIONAL GROWTH FUND dated September 28, 1998, and the Supplement to the Prospectus of AIM WORLDWIDE GROWTH FUND dated September 28, 1998 (the "Acquired Funds Prospectuses"), together with the related Statement of Additional Information also dated September 8, 1998, are on file with the Securities and Exchange Commission (the "SEC") and are incorporated by reference herein. The Prospectuses of the Acquiring Funds dated February 20, 1998, along with the Supplement to the Prospectus of AIM INTERNATIONAL EQUITY FUND dated July 1, 1998 and the Supplements to the Prospectus of AIM GLOBAL GROWTH FUND dated June 30, 1998 and October 1, 1998 (the "Acquiring Funds Prospectuses"), and the related Statement of Additional Information also dated February 20, 1998, have been filed with the SEC and are incorporated by reference herein. A copy of the Prospectus of AIM INTERNATIONAL EQUITY FUND is attached as Appendix II, and the Prospectus of AIM GLOBAL GROWTH FUND is attached as Appendix III, to this Proxy Statement/Prospectus. Such documents are available without charge by writing to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739 or by calling
(800) 347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the prospectuses and statements of additional information described above, material incorporated by reference, and other information about AGS and AIF. Additional information about the Acquired Funds and the Acquiring Funds may also be obtained on the Web at http://www.aimfunds.com.

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY
STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                                                              Page
                                                                                                              ----

INTRODUCTION......................................................................................................1

REASONS FOR THE REORGANIZATIONS...................................................................................3
         Background and Reasons for the Reorganizations...........................................................3
         Board Considerations.....................................................................................3

SYNOPSIS .........................................................................................................7
         The Reorganizations......................................................................................7
         Comparison of the Acquiring Funds and the Acquired Funds.................................................7

RISK FACTORS.....................................................................................................11

COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES.................................................................13
         Investment Objectives of AIM International Equity Fund and AIM
         International Growth Fund...............................................................................13
         Investment Policies of AIM International Equity Fund and AIM
         International Growth Fund...............................................................................13
         Investment Objectives of AIM Global Growth Fund and
         AIM Worldwide Growth Fund...............................................................................16
         Investment Policies of AIM Global Growth Fund and
         AIM Worldwide Growth Fund...............................................................................16
         Portfolio Management....................................................................................18
         Management Discussion and Analysis of Performance.......................................................19

FINANCIAL HIGHLIGHTS.............................................................................................19
         AIM International Equity Fund...........................................................................19
         AIM Global Growth Fund..................................................................................22

ADDITIONAL INFORMATION ABOUT THE AGREEMENT.......................................................................25
         Terms of the Reorganizations............................................................................25
         The Reorganizations.....................................................................................25
         Other Terms.............................................................................................26
         Federal Tax Consequences................................................................................26
         Accounting Treatment....................................................................................28

RIGHTS OF SHAREHOLDERS...........................................................................................28
         Liability of Shareholders...............................................................................28
         Election of Directors/Trustees; Terms...................................................................29
         Removal of Trustees.....................................................................................29
         Meetings of Shareholders................................................................................30


         Liability of Directors/Trustees and Officers............................................................30
         Termination.............................................................................................31
         Voting Rights of Shareholders...........................................................................31
         Dissenters' Rights......................................................................................31
         Amendments to Organization Documents....................................................................31

OWNERSHIP OF THE ACQUIRING FUNDS AND THE ACQUIRED FUNDS SHARES...................................................32
         Significant Holders.....................................................................................32
         Ownership of Officers and Directors/Trustees............................................................33

CAPITALIZATION...................................................................................................33

LEGAL MATTERS....................................................................................................35

INFORMATION FILED WITH THE
         SECURITIES AND EXCHANGE COMMISSION......................................................................35

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS AND
         THE ACQUIRED FUNDS......................................................................................36


APPENDIX I ....................................................................Agreement and Plan of Reorganization
APPENDIX II.............................................................Prospectus of AIM International Equity Fund
APPENDIX III...................................................................Prospectus of AIM Global Growth Fund
APPENDIX IV ....................................................AIM International Equity Fund Discussion & Analysis
APPENDIX V.............................................................AIM Global Growth Fund Discussion & Analysis


         The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Link, AIM Institutional Funds, aimfunds.com, Invest With Discipline, La Familia AIM de Fondos and La Familia AIM de Fondos and Design are registered service marks, and AIM Bank Connection is a service mark, of A I M Management Group Inc.

                                  INTRODUCTION

         This Proxy Statement/Prospectus is furnished in connection with the solicitation of proxies by the Board of Trustees of AGS from the shareholders of the Acquired Funds for use at the Special Meeting of Shareholders to be held at 11 Greenway Plaza, Suite 100, Houston, TX 77046 on February 10, 1999, at 3:00 p.m., local time (such meetings and any adjournments thereof are referred to as the "Special Meeting").

         All properly executed and unrevoked proxies received in time for the Special Meeting will be voted in accordance with the instructions contained therein. If no instructions are given, shares represented by proxies will be voted FOR the proposal to approve the Agreement and in accordance with management's recommendation on other matters. The presence in person or by proxy of one-third of the outstanding shares of beneficial interest of a class of shares of an Acquired Fund at the Special Meeting will constitute a quorum ("Quorum") with respect to that class of shares. Approval of the Agreement by an Acquired Fund requires the affirmative vote of a majority of the shares cast by shareholders of each class of shares of that Acquired Fund. The Agreement may be approved by one of the Acquired Funds and the Reorganization of that Acquired Fund may be completed even though the Agreement is not approved by shareholders of the other Acquired Fund. Abstentions and broker non-votes will be counted as shares present at the Special Meeting for quorum purposes, but will not be considered votes cast at the Special Meeting. Broker non-votes arise from a proxy returned by a broker holding shares for a customer which indicates that the broker has not been authorized by the customer to vote on a proposal. Any person giving a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy or by submitting a notice of revocation to the Secretary of AGS. In addition, although mere attendance at the Special Meeting will not revoke a proxy, a shareholder present at the Special Meeting may withdraw his proxy and vote in person. Shareholders may also transact any other business not currently contemplated that may properly come before the Special Meeting in the discretion of the proxies or their substitutes.

         Shareholders of record as of the close of business on December 8, 1998 (the "Record Date"), are entitled to vote at the Special Meeting. On the Record Date, there were __________ Class A shares, _____ Class B shares and _____ Advisor Class shares of AIM INTERNATIONAL GROWTH FUND outstanding, and __________ Class A shares, _____ Class B shares and _____ Advisor Class shares of AIM WORLDWIDE GROWTH FUND outstanding. Each share is entitled to one vote for each full share held, and a fractional vote for a fractional share held.

         AGS has engaged the services of Shareholder Communications Corporation ("SCC") to assist it in the solicitation of proxies for the Special Meeting. AGS expects to solicit proxies principally by mail, but AGS or SCC may also solicit proxies by telephone, facsimile, telegraph or personal interview. AGS's officers will not receive any additional or special compensation for any such solicitation. The cost of shareholder solicitation is anticipated to be approximately $______. Each of the Acquired Funds will bear its costs and expenses incurred in connection with the Reorganizations.

         AGS intends to mail this Proxy Statement/Prospectus and the accompanying proxy on or about December __, 1998.

                         REASONS FOR THE REORGANIZATIONS

BACKGROUND AND REASONS FOR THE REORGANIZATIONS

         AGS was organized as a Massachusetts business trust in 1985, and was reorganized into a Delaware business trust on May 29, 1998. Prior to May 29, 1998, AGS operated under the name GT Global Growth Series. Chancellor LGT Asset Management, Inc., an indirect subsidiary of Liechtenstein Global Trust AG ("LGT"), initially provided investment advisory services to GT Global Growth Series.

         On May 29, 1998, LGT consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, including Chancellor LGT Asset Management, Inc., which then changed its name to INVESCO (NY), Inc. In connection with that transaction, the Board of Trustees determined that it would be advisable to engage AIM Advisors to provide investment advisory and other services to GT Global Growth Series with INVESCO
(NY), Inc. continuing to provide sub-advisory services. AIM Advisors and its affiliates are indirect subsidiaries of AMVESCAP PLC that provide investment advisory, marketing, administration, fund accounting and distribution services to The AIM Family of Funds(R). The shareholders of GT Global Growth Series approved the change in service providers, which took effect on May 29, 1998. GT Global Growth Series changed its name to AIM Growth Series at that same time. AIM Advisors now serves as investment adviser to the investment portfolios of AIM Growth Series and INVESCO (NY), Inc. serves as sub-adviser to several of the investment portfolios of AIM Growth Series.

         AIM Advisors evaluated AIM INTERNATIONAL GROWTH FUND and AIM WORLDWIDE GROWTH FUND and recommended that AIM INTERNATIONAL GROWTH FUND be reorganized into AIM INTERNATIONAL EQUITY FUND and that AIM WORLDWIDE GROWTH FUND be reorganized into AIM GLOBAL GROWTH FUND. AIM INTERNATIONAL GROWTH FUND and AIM INTERNATIONAL EQUITY FUND have similar investment objectives and policies, as do AIM WORLDWIDE GROWTH FUND and AIM GLOBAL GROWTH FUND. AIM Advisors serves as investment adviser for the Acquired Funds and the Acquiring Funds. Reorganization of the Acquiring Funds into the Acquired Funds was recommended by AIM Advisors because the Acquiring Funds have similar investment objectives and policies, and have better performance records and generally lower operating expense ratios than the Acquired Funds. The Acquiring Funds are also substantially larger than the Acquired Funds and have a more stable base of assets.

BOARD CONSIDERATIONS

         The Board of Trustees of AGS has determined that the Reorganizations of the Acquired Funds are in the best interests of the shareholders of each of the Acquired Funds, and recommended approval of the Agreement by the shareholders of the Acquired Funds at the Special Meeting. A summary of the information that was presented to, and considered by, the Board of Trustees in making their determination is provided below.

         At a meeting of the Board of Trustees held on August 11 and 12, 1998, AIM Advisors proposed that the Board of Trustees approve the Reorganizations of the Acquired Funds into the Acquiring Funds. The Trustees received from AIM Advisors written materials that described the structure and tax consequences of the Reorganizations and contained information concerning the Acquired Funds and the Acquiring Funds, including comparative total return and fee and expense information, a comparison of the investment objectives of the Acquired Funds and the Acquiring Funds, pro forma expense ratios and biographical information on the portfolio managers of the Acquiring Funds.

         In considering the Reorganizations, the Board of Trustees noted that AIM INTERNATIONAL GROWTH FUND and AIM INTERNATIONAL EQUITY FUND have similar investment objectives and policies, as do AIM WORLDWIDE GROWTH FUND and AIM GLOBAL GROWTH FUND. The Board of Trustees also noted that the expense ratios of the Acquired Funds are generally higher than the expense ratios of the Acquiring Funds, as shown below.


               COMPARATIVE OPERATING EXPENSES AT JUNE 30, 1998

                                     AIM International Equity
                                     ------------------------
                                              Fund                              AIM International Growth Fund
                                              ----                              -----------------------------
                                                                                                              Advisor
                                    Class A             Class B           Class A           Class B            Class
                                    Shares              Shares             Shares            Shares            Shares
                                    ------              ------             ------            ------            ------
Total Expense Ratio                  1.43%               2.20%             1.91%             2.56%             1.56%

                                      AIM Global Growth Fund                      AIM Worldwide Growth Fund
                                      ----------------------                      -------------------------
                                                                                                              Advisor
                                    Class A             Class B           Class A           Class B            Class
                                    Shares              Shares             Shares            Shares            Shares
                                    ------              ------             ------            ------            ------
Total Expense Ratio                  1.69%               2.23%             1.87%             2.52%             1.52%


         The Board of Trustees also considered the performance of the Acquired Funds in relation to the performance of the Acquiring Funds. As of May 31, 1998, the Morningstar ratings and Lipper Analytical Services rankings for AIM INTERNATIONAL EQUITY FUND and AIM INTERNATIONAL GROWTH FUND were as follows:

                                                   MORNINGSTAR RATING 1
                                                 Overall          3 Year        5 Year                 10 Year
                                                 -------          ------        ------                 -------
AIM International Equity Fund                       4                4             4                     n/a
AIM International Growth Fund                       3                3             2                      3


                                                 LIPPER RANK (Percentile)
                                                   YTD            1 Year        3 Year          5 Year         10 Year
                                                   ---            ------        ------          ------         -------
AIM International Equity Fund                      29%            27%           18%             15%             n/a
AIM International Growth Fund                      90%            49%           39%             85%             64%

         As of May 31, 1998, the Morningstar ratings and Lipper Analytical Services rankings for AIM GLOBAL GROWTH FUND and AIM WORLDWIDE GROWTH FUND were as follows:


                                                  MORNINGSTAR RATING 1
                                                       Overall            3 Year           5 Year           10 Year
                                                       -------            ------           ------           -------
AIM Global Growth Fund                                    5                 5                n/a              n/a
AIM Worldwide Growth Fund                                 4                 3                 3                4


                                                 LIPPER RANK (Percentile)
                                                  YTD           1 Year          3 Year          5 Year         10 Year
                                                  ---           ------          ------          ------         -------
AIM Global Growth Fund                            32%             28%            11%             n/a             n/a
AIM Worldwide Growth Fund                         75%             65%            76%             92%             58%

The Trustees noted that if the better performance of AIM GLOBAL GROWTH FUND continues it should offset the slightly higher expenses that would be incurred by AIM WORLDWIDE GROWTH FUND Advisor Class shareholders who receive AIM GLOBAL GROWTH FUND Class A shares in the Reorganization.

--------

1 Under the Morningstar rating system, the top 10% of funds in a category receive 5 stars, the next 22.5% receive 4 stars, the middle 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive a single star.

         In addition, the Board of Trustees noted that no initial sales or other charges would be imposed on any of the shares of the Acquiring Funds issued to the shareholders of the Acquired Funds in connection with the Reorganizations. Finally, the Board of Trustees reviewed the principal terms of the Agreement. The Board of Trustees noted that the Acquired Funds would be provided with an opinion of counsel that the Reorganizations would be tax-free as to each Acquired Fund and its shareholders.

         At a meeting held on August 31, 1998, the Board of Trustees again considered the Reorganizations. At that meeting, AIM Advisors noted that AIM INTERNATIONAL GROWTH FUND had about $170 million in assets, compared with $2.3 billion in assets for AIM INTERNATIONAL EQUITY FUND. AIM Advisors further indicated that AIM INTERNATIONAL EQUITY FUND'S superior historic performance and lower expense ratios make AIM INTERNATIONAL EQUITY FUND a potentially better investment for shareholders than AIM INTERNATIONAL EQUITY GROWTH FUND. The Reorganization of AIM INTERNATIONAL GROWTH FUND into AIM INTERNATIONAL EQUITY FUND would benefit shareholders by lowering the expense ratios for shareholders of AIM INTERNATIONAL GROWTH FUND without imposing any tax consequences. The Reorganization would result in reduced revenues for AIM Advisors, since AIM Advisors would receive lower management fees on the assets presently held by AIM INTERNATIONAL GROWTH FUND. AIM Advisors noted that the expenses incurred by AIM INTERNATIONAL GROWTH FUND in connection with Reorganization would be offset by lower management fees and total expenses after the Reorganization. AIM Advisors indicated that Advisor Class Shareholders of AIM INTERNATIONAL GROWTH FUND would receive to Class A shares of AIM INTERNATIONAL EQUITY FUND, which is the most appropriate class available for such shares.

         AIM Advisors reported that AIM WORLDWIDE GROWTH FUND'S assets totaled about $114 million, compared with $500 million for AIM GLOBAL GROWTH FUND. AIM Advisors indicated that AIM GLOBAL GROWTH FUND had performed significantly better than AIM WORLDWIDE GROWTH FUND and had a generally lower expense ratios. AIM Advisors explained that the Reorganization would result in lost revenues for AIM Advisors, since it would move shareholders on a tax-free basis to a fund with lower advisory fees. AIM Advisors indicated that Advisor Class shareholders of AIM WORLDWIDE GROWTH FUND would receive Class A shares of AIM GLOBAL GROWTH FUND, which is the most appropriate class available for such shares. AIM Advisors noted that Advisor Class shares are estimated to have an expense increase of 0.11% as a result of the Reorganization. The Board discussed these matters further and agreed that the impact of the Reorganizations on shareholders was favorable in general.

         At a subsequent meeting of the Board of Trustees held on September 23, 1998, based upon their evaluation of the information presented to them, the Board of Trustees determined that the proposed Reorganizations will not dilute the interests of the shareholders of either of the Acquired Funds and are in the best interest of the shareholders of each of the Acquired Funds in view of the better performance and generally lower operating expenses of the Acquiring Funds with which they will be combined. Therefore, the Board of Trustees recommended the approval of the Agreement by the shareholders of each Acquired Fund at a special meeting.

                                    SYNOPSIS

THE REORGANIZATIONS

         The Reorganizations will result in the combination of AIM INTERNATIONAL GROWTH FUND with AIM INTERNATIONAL EQUITY FUND and the combination of AIM WORLDWIDE GROWTH FUND with AIM GLOBAL GROWTH FUND. The Acquired Funds are portfolios of AGS, a Delaware business trust. The Acquiring Funds are portfolios of AIF, a Maryland corporation.

         If shareholders of an Acquired Fund approve the Agreement and other closing conditions are satisfied, all of the assets of that Acquired Fund will be transferred to the Acquiring Fund with which it will combine, the Acquiring Fund will assume all of the liabilities of the Acquired Fund, and AIF will issue Class A shares of the Acquiring Fund to the Acquired Fund's Class A and Advisor Class shareholders, and Class B shares of the Acquiring Fund to the Acquired Fund's Class B shareholders. The shares of an Acquiring Fund issued in a Reorganization will have an aggregate net asset value equal to the value of the Acquired Fund's net assets transferred to the Acquiring Fund. Shareholders will not pay any initial sales charge for shares of the Acquiring Funds received in connection with the Reorganizations. The value of each shareholder's account with an Acquiring Fund immediately after a Reorganization will be the same as the value of such shareholder's account with the Acquired Fund immediately prior to the Reorganization. A copy of the Agreement is attached as Appendix I to this Proxy Statement/ Prospectus. See "Additional Information About the Agreement" below.

         The Acquired Funds will receive an opinion of Ballard Spahr Andrews & Ingersoll, LLP, to the effect that the Reorganizations will constitute tax-free reorganizations for Federal income tax purposes. Thus, shareholders will not have to pay Federal income taxes as a result of the Reorganizations. See "Additional Information About the Agreement - Federal Tax Consequences" below.

COMPARISON OF THE ACQUIRING FUNDS AND THE ACQUIRED FUNDS

         Investment Objective and Policies

         The investment objective and policies of each Acquiring Fund are similar to the investment objective and policies of the Acquired Fund with which it will combine.

         AIM INTERNATIONAL EQUITY FUND seeks to provide long-term growth of capital by investing in a diversified portfolio of international equity securities, the issuers of which are considered by AIM Advisors to have strong earnings momentum. AIM INTERNATIONAL GROWTH FUND seeks long-term growth of capital by investing in equity securities of issuers domiciled in certain countries other than the United States.

         AIM GLOBAL GROWTH FUND seeks to provide long-term growth of capital by investing in a portfolio of global (i.e., U.S. and foreign) equity securities of selected companies that are considered by AIM Advisors to have strong earnings momentum. AIM WORLDWIDE GROWTH FUND seeks long-term growth of capital by investing primarily in equity securities of issuers domiciled anywhere in the world. See "Comparison of Investment Objectives and Policies" below.

         Investment Advisory Services

         AIM Advisors serves as investment adviser, and INVESCO (NY), Inc. serves as subadviser, to the Acquired Funds. AIM Advisors also serves as investment adviser to the Acquiring Funds. INVESCO (NY), Inc. does not act as sub-adviser for the Acquiring Funds, however, and the Reorganizations will end INVESCO (NY), Inc.'s role in management of the Acquired Funds' assets.

         Performance

         Set forth below are average annual total returns for the periods indicated for each of the Acquiring Funds and the Acquired Funds. Average annual total return figures do not take into account sales charges applicable to purchases of Class A shares or redemptions of Class B shares of the Acquiring Funds or the Acquired Funds. Past performance cannot guarantee comparable future results.


                                                       AIM International                 AIM International Growth
                                                          Equity Fund                              Fund
                                                                                                                Advisor
                                                    Class A         Class B         Class A       Class B        Class
                                                     Shares          Shares         Shares        Shares        Shares
                                                     ------          ------         ------        ------        ------
1 Year Ended April 30, 1998                          23.27%          22.27%         21.75%        20.82%        21.56%
5 Years Ended April 30, 1998                         16.12%           N/A            9.46%         8.74%          N/A

                                                       AIM Global Growth                   AIM Worldwide Growth
                                                              Fund                                 Fund
                                                                                                                Advisor
                                                    Class A         Class B         Class A       Class B        Class
                                                     Shares          Shares         Shares        Shares        Shares
                                                     ------          ------         ------        ------        ------
1 Year Ended April 30, 1998                          31.09%          30.43%         25.74%        24.83%        26.33%
3 Years Ended April 30, 1998                         23.87%          23.27%         16.78%        16.00%          N/A

         Expenses

         Set forth below is a comparison of annual operating expenses as a percentage of net assets ("Expense Ratio") for the Class A and Class B shares of the Acquiring Funds for their fiscal year ended October 31, 1997 and for the Class A, Class B and Advisor Class shares of the Acquired Funds for their fiscal year ended December 31, 1997. Pro forma estimated Expense Ratios of the Acquiring Funds giving effect to the Reorganizations are also provided. Expense Ratios are shown net of any voluntary fee waivers and expense reimbursements.

        AIM INTERNATIONAL EQUITY FUND AND AIM INTERNATIONAL GROWTH FUND


                                                                                                                 AIM INTERNATIONAL
                                    AIM INTERNATIONAL                                                               EQUITY FUND
                                       EQUITY FUND                  AIM INTERNATIONAL GROWTH FUND               PRO FORMA ESTIMATED
                                  Class A        Class B        Class A         Class B        Advisor        Class A      Class B
                                  Shares         Shares          Shares          Shares        Shares          Shares      Shares
                                  ------         ------          ------          ------        ------          ------      ------
SHAREHOLDER
TRANSACTION EXPENSES
Maximum sales load
imposed on purchase of
shares (as a percentage of
offering price)                    5.50%          none           5.50%           none           none           5.50%          none
Deferred Sales Load (as a
percentage of original
purchase price or
redemption proceeds, as
applicable)                        none           5.00%          none            5.00%          none           none           5.00%
ANNUAL OPERATING
EXPENSES (AS A % OF NET
ASSETS)  (AFTER FEE
WAIVERS OR EXPENSE
REIMBURSEMENTS, IF ANY)
Management fees..............      0.89%          0.89%          0.98%           0.98%          0.98%          0.89%          0.89%
Rule 12b-1 distribution
plan payments................      0.30%          1.00%          0.35%           1.00%          0.00%          0.30%          1.00%
All other expenses...........      0.28%          0.36%          0.49%           0.49%          0.49%          0.28%          0.36%
                                   ----           ----           ----            ----           ----           ----           ----

Total fund operating
expenses (net of
waivers) (1).................      1.47%          2.25%          1.82%           2.47%          1.47%          1.47%          2.25%
                                   ====           ====           ====            ====           ====           ====           ====


(1) If management fees had not been waived for AIM INTERNATIONAL EQUITY FUND, the management fees would have been 0.93% and total fund operating expenses would have been 1.51% and 2.29% for the Class A shares and Class B shares, respectively.


              AIM GLOBAL GROWTH FUND AND AIM WORLDWIDE GROWTH FUND

                                                                                                                 AIM GLOBAL GROWTH
                                           AIM                                                                          FUND
                                      GLOBAL GROWTH                   AIM WORLDWIDE GROWTH FUND                 PRO FORMA ESTIMATED
                                           FUND
                                  Class A        Class B        Class A         Class B        Advisor        Class A       Class B
                                  Shares         Shares          Shares          Shares        Shares          Shares       Shares
                                  ------         ------          ------          ------        ------          ------       ------
SHAREHOLDER
TRANSACTION EXPENSES
Maximum sales load
imposed on purchase of
shares (as a percentage of
offering price) ...............    4.75%          none           5.50%           none           none           4.75%          none
Deferred Sales Load (as a
percentage of original
purchase price or
redemption proceeds, as
applicable) ...................    none           5.00%           none           5.00%          none           none           5.00%
ANNUAL OPERATING
EXPENSES (AS A % OF NET
ASSETS)  (AFTER FEE
WAIVERS OR EXPENSE
REIMBURSEMENTS, IF ANY)
Management fees..............      0.85%          0.85%          0.98%           0.98%          0.98%          0.85%          0.85%
Rule 12b-1 distribution
plan payments................      0.50%          1.00%          0.35%           1.00%          0.00%          0.50%          1.00%
All other expenses...........      0.41%          0.44%          0.49%           0.49%          0.49%          0.30%          0.35%
                                   ----           ----           ----            ----           ----           ----          -----

Total fund operating
expenses.....................      1.76%          2.29%          1.82%           2.47%          1.47%          1.65%          2.20%
                                   ====           ====           ====            ====           ====           ====          =====

         Sales Charges

         No sales charges are applicable to shares of the Acquiring Funds received in connection with the Reorganizations.

         The Acquiring Funds Class A shares, which will be issued to the Acquired Funds Class A and Advisor Class shareholders pursuant to the Agreement, are sold at net asset value plus an initial sales charge of 5.50% for AIM INTERNATIONAL EQUITY FUND and 4.75% for AIM GLOBAL GROWTH FUND. After the Reorganizations, current holders of Advisor Class shares of an Acquired Fund will be able to purchase additional Class A shares of the resulting Acquiring Fund at net asset value without imposition of an initial sales charge. The Acquiring Funds Class B Shares are offered at net asset value, without an initial sales charge, and are subject to a maximum contingent deferred sales charge of 5% on certain redemptions made within six years from the date such shares were purchased.

         The AIM INTERNATIONAL EQUITY FUND Class A shares pay a fee in the amount of 0.30% of average daily net assets and the AIM GLOBAL GROWTH FUND Class A shares pay a fee in the amount of 0.50% of average daily net assets to A I M Distributors, Inc. ("AIM Distributors") for distribution services. Class B shares of the Acquiring Funds pay AIM Distributors fees at an annual rate of 1.00% of the average daily net assets attributable to the Class B shares for distribution services. For more information, see the Investors Guide to The AIM Family of Funds in the The Acquiring Funds Prospectuses attached as Appendix II and Appendix III to this Proxy Statement/Prospectus.

         The Class A shares of the Acquired Funds are sold at net asset value plus an initial sales charge of 5.50%. Advisor Class shares of the Acquired Funds are sold at net asset value without the imposition of an initial sales charge or a contingent deferred sales charge, but are available for purchase only by qualified purchasers. The Acquired Funds Class B shares are offered at net asset value without an initial sales charge and are subject to a maximum contingent deferred sales charge of 5% on certain redemptions made within six years from the date such shares were purchased.

         The Acquired Funds Class A shares pay a fee in the amount of 0.35% of average daily net assets of the Class A shares to AIM Distributors for distribution services. The Acquired Funds Advisor Class shares are currently not subject to such distribution fees. The Acquired Funds Class B shares pay distribution expenses at an annual rate of 1.00% of the average daily net assets attributable to the Class B shares to AIM Distributors.

         Distribution; Purchase, Exchange and Redemption

         Shares of the Acquiring Funds and the Acquired Funds are both distributed by AIM Distributors. Purchase and redemption procedures are the same for the Acquiring Funds and the Acquired Funds. Shares of the Acquiring Funds and the Acquired Funds may be exchanged for shares of other funds of The AIM Family of Funds of the same class.


                                  RISK FACTORS

         The Acquiring Funds and the Acquired Funds are subject to substantially similar investment risks. The Acquiring Funds and the Acquired Funds invest in securities of foreign companies, which generally involves greater risks than investing in securities of domestic companies. The principal risks to AIM INTERNATIONAL EQUITY FUND and AIM GLOBAL GROWTH FUND from investing in foreign securities are described below.

         CURRENCY RISK. The value of an Acquiring Fund's foreign investments may be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security generally decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the U.S. dollar falls against such currency.

         Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain are members of the European Union designated for participation in the European Economic and Monetary Union (the "EMU"). The EMU intends to establish a common European currency for participating countries which will be known as the "euro." On January 1, 1999, the euro will be substituted for national currencies of the participating countries. During a transition period from January 1, 1999 through December 31, 2001, national currencies will be defined as denominations of the euro. Any other European country which is a member of the European Union and satisfies the criteria for participation in the EMU may elect to participate in the EMU and may supplement its existing currency with the euro after January 1, 1999.

         The expected introduction of the euro presents unique risks and uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by January 1, 1999; how outstanding financial contracts will be treated after January 1, 1999; the establishment of exchange rates for existing currencies and the euro; and the creation of suitable clearing and settlement systems for the euro. These and other factors could cause market disruptions before or after the introduction of the euro and could adversely affect the value of securities held by the Portfolio.

         POLITICAL AND ECONOMIC RISK. The economies of many of the countries in which an Acquiring Fund may invest are not as developed as the United States economy and may be subject to significantly different forces. Political and social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of a Fund's investments.

         REGULATORY RISK. Foreign companies are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by an Acquiring Fund may be reduced by withholding tax at the source which would reduce dividend income payable to the Fund's shareholders.

         MARKET RISK. The securities markets in many of the countries in which an Acquiring Fund invests will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets. These considerations generally are more of a concern in developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in developed countries. The management of the Acquiring Funds seeks to mitigate the risks associated with these considerations through diversification and active professional management.

         EMERGING MARKETS AND DEVELOPING COUNTRIES. Investors should also be aware that the Acquiring Funds may invest in companies located within emerging or developing countries. Investments in emerging markets or developing countries involve exposure to economic structures that are generally less diverse and mature and to political systems which can be expected to have less stability than those of more developed countries. Such countries may have relatively unstable governments, economies based on only a few industries, and securities markets which trade only a small number of securities. Historical experience indicates that emerging markets have been more volatile than the markets of more mature economies; such markets have also from time to time provided higher rates of return and greater risks to investors. AIM Advisors believes that these characteristics of emerging markets can be expected to continue in the future. In addition, throughout the countries formerly referred to as the Eastern Bloc, the lack of a capital market structure or market-oriented economy and the possible reversal of recent favorable economic, political and social events in some of these countries present greater risks than those associated with more developed market-oriented Western European countries and markets.

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

INVESTMENT OBJECTIVES OF AIM INTERNATIONAL EQUITY FUND AND AIM INTERNATIONAL GROWTH FUND

         The investment objective of AIM INTERNATIONAL EQUITY FUND is to provide long-term growth of capital by investing in a diversified portfolio of international equity securities, the issuers of which are considered by AIM Advisors to have strong earnings momentum.

         AIM INTERNATIONAL GROWTH FUND seeks long-term growth of capital by investing primarily in equity securities of issuers domiciled in certain foreign countries.

INVESTMENT POLICIES OF AIM INTERNATIONAL EQUITY FUND AND AIM INTERNATIONAL GROWTH FUND

         Under normal market conditions, AIM INTERNATIONAL EQUITY FUND will invest at least 70% of its total assets in marketable equity securities, including common stock, preferred stock, depositary receipts for stock and other securities having the characteristics of stock (such as an equity or ownership interest in a company) of foreign companies which are listed on a recognized foreign securities exchange or traded in a foreign over-the-counter-market. The Fund may satisfy the foregoing requirement in part by investing in the securities of foreign issuers which are in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers. The Fund may also invest up to 20% of its total assets in securities exchangeable for or convertible into equity securities of foreign companies which are listed on a recognized foreign securities exchange or traded in a foreign over-the-counter market.

         In managing AIM INTERNATIONAL EQUITY FUND, AIM Advisors seeks to apply to a diversified portfolio of international equity securities substantially the same investment strategy which it applies to several of its other managed portfolios which have similar investment objectives but which invest primarily in United States equities markets. The Fund will utilize to the extent practicable a fully managed investment policy providing for the selection of securities which meet certain quantitative standards determined by AIM Advisors. AIM Advisors reviews carefully the earnings history and prospects for growth of each company considered for investment by the Fund. It is expected that the Fund's portfolio, when fully invested, will generally be comprised of two basic categories of foreign companies: (1) "core" companies, which AIM Advisors considers to have experienced consistent long-term growth in earnings and to have strong prospects for outstanding future growth, and (2) companies that AIM Advisors believes are currently experiencing a greater than anticipated increase in earnings.

         If a particular foreign company meets the quantitative standards determined by AIM Advisors, its securities may be acquired by AIM INTERNATIONAL EQUITY FUND regardless of the location of the company or the percentage of the Fund's investments in the company's country or region. However, AIM Advisors will also consider other factors in making investment decisions for the Fund, including such factors as the prospects for relative economic growth among countries or regions, economic and political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security.

         AIM Advisors may invest a portion of AIM INTERNATIONAL EQUITY FUND'S assets in (i) cash or high-grade short-term securities, including repurchase agreements, commercial paper, time deposits and master notes, denominated either in U.S. dollars or foreign currencies, (ii) U.S. government obligations or investment grade (high quality) corporate bonds or other debt securities, and
(iii) taxable municipal securities, when such positions are deemed advisable in light of economic or market conditions or for daily cash management purposes. In addition, AIM Advisors may invest, for temporary defensive purposes, all or substantially all of the Fund's assets in the securities described above. To the extent that the Fund is invested to a significant degree in cash, high-grade short-term securities, U.S. government obligations, investment grade (high quality) corporate bonds or other debt securities, or taxable municipal securities, its ability to achieve its investment objective of growth of capital may be adversely affected. Under normal circumstances, the Fund will invest no more than 20% of the value of its total assets in high-grade short-term securities.

         Under normal market conditions, AIM INTERNATIONAL EQUITY FUND invests in the securities of foreign companies located in at least four countries outside the United States. The Fund will emphasize investment in foreign companies in the developed countries of Western Europe (such as Germany, France, Switzerland, the Netherlands and the United Kingdom) and the Pacific Basin (such as Japan, Hong Kong and Australia), and the Fund may also invest in the securities of companies located in developing countries (such as Turkey, Malaysia and Mexico) in various regions of the world. A "developing country" is a country in the initial stages of its industrial cycle.

         Investment in the equity markets of developing countries involves exposure to securities exchanges that may have substantially less trading volume and greater price volatility, economic structures that are less diverse and mature, and political systems that may be less stable than the equity markets of developed countries. At the present time, AIM does not intend to invest more than 20% of AIM INTERNATIONAL EQUITY FUND'S total assets in foreign companies located in developing countries.

         AIM INTERNATIONAL GROWTH FUND is intended for investors seeking to complement their U.S. equity investments with a professionally managed non-U.S. portfolio. AIM INTERNATIONAL GROWTH FUND seeks its objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of issuers domiciled in its Primary Investment Area, as described below. Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible debt securities and warrants to acquire such securities. The Fund's Primary Investment Area includes the following countries: Argentina, Australia, Austria, Belgium, Brazil, Canada, Chile, Colombia, Denmark, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Luxembourg, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Pakistan, Peru, the Philippines, Portugal, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, the United Kingdom and Venezuela but not the United States.

         AIM INTERNATIONAL GROWTH FUND may also invest up to 35% of its total assets in the equity securities of issuers domiciled outside of its Primary Investment Area. Such investments may include: (a) securities of issuers in countries that are not located in the Primary Investment Area but are linked by tradition, economic markets, cultural similarities or geography to the countries in such Primary Investment Area; and (b) securities of issuers located elsewhere in the world that have operations in the Primary Investment Area or that stand to benefit from political and economic events in the Primary Investment Area.

         Under normal circumstances, the assets of AIM INTERNATIONAL GROWTH FUND are invested in the equity securities of issuers domiciled in at least three different countries.

         AIM INTERNATIONAL GROWTH FUND may invest up to 35% of its total assets in debt securities, including U.S. and foreign government securities and corporate debt securities, Samurai and Yankee bonds, Eurobonds and Depository Receipts. The issuers of such debt securities may or may not be domiciled in the Primary Investment Area of the Fund. The Fund will limit its purchases of debt securities to investment grade obligations. "Investment grade" debt refers to those securities rated within one of the four highest ratings categories by Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or, if not similarly rated by any other nationally recognized statistical rating organization ("NRSRO"), deemed by the Fund's Sub-advisor to be of equivalent quality. Debt rated Baa by Moody's, which is the lowest category of investment grade debt, is considered by Moody's to have speculative characteristics.

         In managing AIM INTERNATIONAL GROWTH FUND, the Sub-adviser seeks to identify those countries and industries where economic and political factors, including currency movements, are likely to produce above average growth rates. The Sub-adviser further attempts to identify those companies in such countries and industries that are best positioned and managed to take advantage of these economic and political factors. Investments are made in such markets only after balancing the potential for growth of selected companies in each market relative to the risks of investing in each such country.

INVESTMENT OBJECTIVES OF AIM GLOBAL GROWTH FUND AND AIM WORLDWIDE GROWTH FUND

         The investment objective of AIM GLOBAL GROWTH FUND is to provide long-term growth of capital.

         AIM WORLDWIDE GROWTH FUND seeks long-term growth of capital.

INVESTMENT POLICIES OF AIM GLOBAL GROWTH FUND AND AIM WORLDWIDE GROWTH FUND

         AIM GLOBAL GROWTH FUND seeks to achieve its objective by investing in a portfolio of global equity securities of selected companies that are considered by AIM Advisors to have strong earnings momentum. Current income is not an important criterion of investment selection, and any such income should be considered incidental.

         In managing AIM GLOBAL GROWTH FUND, AIM Advisors seeks to apply to the diversified portfolio of equity securities the same investment strategy which it applies to several of its other managed portfolios which have similar investment objectives but which invest primarily in United States equities markets. The Fund will utilize to the extent practicable a fully managed investment policy providing for the selection of securities which meet certain quantitative standards determined by AIM Advisors. AIM Advisors reviews carefully the earnings history and prospects for growth of each company considered for investment by the Fund. It is anticipated that common stocks will be the principal form of investment of the Fund. The portfolio of the Fund is primarily comprised of securities of two basic categories of companies: (a) "core" companies, which AIM Advisors considers to have experienced above-average and consistent long-term growth in earnings and to have excellent prospects for outstanding future growth, and (b) "earnings acceleration" companies which AIM Advisors believes are currently enjoying a dramatic increase in earnings.

         Under normal market conditions, AIM GLOBAL GROWTH FUND will invest primarily in marketable equity securities (including common and preferred stock and other securities having the characteristics of stock (such as an equity or ownership interest in a company)) of companies which are listed on a recognized securities exchange or traded in an over-the-counter market. The Fund may satisfy the foregoing requirement in part by investing in the securities of issuers which are in the form of ADRs, European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers. The Fund may invest up to 20% of its total assets in securities convertible into or exchangeable for equity securities of foreign and domestic issuers which (except in the case of ADRs, EDRs and other securities representing underlying securities of foreign issuers) are listed on a recognized securities exchange or traded in an over-the-counter market.

         If a particular foreign company meets the quantitative standards determined by AIM Advisors, its securities may be acquired by AIM GLOBAL GROWTH FUND regardless of the location of the company or the percentage of the Fund's investments in the company's country or region. However, AIM Advisors will also consider other factors in making investment decisions for the Fund, including such factors as the prospects for relative economic growth among countries or regions, economic and political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security. Under normal market conditions, the Fund will maintain at least 20% of its total assets in U.S. dollar denominated securities.

         AIM WORLDWIDE GROWTH FUND seeks to achieve its objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of issuers domiciled in its Primary Investment Area, as described below. Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible debt securities and warrants to acquire such securities. The Fund's Primary Investment Area includes the following countries:
Argentina, Australia, Austria, Belgium, Brazil, Canada, Chile, Colombia, Denmark, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Luxembourg, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Pakistan, Peru, the Philippines, Portugal, Singapore, Spain, South Africa, South Korea, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Kingdom, United States and Venezuela.

         AIM WORLDWIDE GROWTH FUND will emphasize investment in companies in developed countries such as the United States, the countries of Western Europe and certain countries in the Pacific Basin (such as Japan, Hong Kong and Australia). The Fund may also invest in the securities of companies located in developing countries (such as Turkey, Poland and Mexico) in various regions of the world. A "developing country" is a country in the initial stages of its industrial cycle. Under normal market conditions, the assets of the Fund will be invested in the securities of companies located in at least four different countries, including the United States.

         Under normal circumstances, the assets of AIM WORLDWIDE GROWTH FUND are invested in the equity securities of issuers domiciled in at least three different countries, and 20% to 60% of the Fund's assets normally are invested in the equity securities of U.S. issuers.

         AIM WORLDWIDE GROWTH FUND may invest up to 35% of its total assets in debt securities, including U.S. and foreign government securities and corporate debt securities, Samurai and Yankee bonds, Eurobonds and Depository Receipts. The Fund will not limit its purchases of debt securities to investment grade obligations. "Investment grade" debt refers to those securities rated within one of the four highest ratings categories by Moody's or by S&P, or, if not similarly rated by any other NRSRO, deemed by the Sub-adviser to be of equivalent quality. Debt rated Baa by Moody's, which is the lowest category of investment grade debt, is considered by Moody's to have speculative characteristics.

         In managing AIM WORLDWIDE GROWTH FUND, the Sub-adviser seeks to identify those countries and industries where economic and political factors, including currency movements, are likely to produce above average growth rates. The Sub-adviser further attempts to identify those companies in such countries and industries that are best positioned and managed to take advantage of these economic and political factors. Investments are made in such markets only after balancing the potential for growth of selected companies in each market relative to the risks of investing in each such country.

PORTFOLIO MANAGEMENT

         A. Dale Griffin, III, Clas G. Olsson, Paul A. Rogge and Barrett K. Sides are primarily responsible for the day-to-day management of AIM INTERNATIONAL EQUITY FUND. Mr. Griffin is Vice President of A I M Capital Management, Inc. ("AIM Capital"), a wholly owned subsidiary of A I M Management Group Inc. ("AIM") and has been responsible for AIM INTERNATIONAL EQUITY FUND since its inception in 1992. He has been associated with AIM and/or its subsidiaries since 1989 and began working as an investment professional in 1987. Mr. Olsson is an Investment Officer of AIM Capital and has been responsible for AIM INTERNATIONAL EQUITY FUND since 1997. He has been associated with AIM and/or its subsidiaries since 1994 and began working as an investment professional in 1994. Prior to 1994, Mr. Olsson was a broker assistant trainee with Merrill Lynch, Pierce, Fenner & Smith Incorporated. Mr. Rogge is Vice President of AIM Capital and also has been responsible for AIM INTERNATIONAL EQUITY FUND since its inception in 1992. He has been associated with AIM and/or its subsidiaries since he began working as an investment professional in 1991. Mr. Sides is Assistant Vice President of AIM Capital and has been responsible for AIM INTERNATIONAL EQUITY FUND since 1995. He has been associated with AIM and/or its subsidiaries since he began working as an investment professional in 1990.

         A. Dale Griffin, III, Paul A. Rogge and Jonathan G. Schoolar are primarily responsible for day-to-day management of AIM GLOBAL GROWTH FUND. Background information on Mr. Griffin and Mr. Rogge is provided above. Mr. Griffin and Mr. Rogge have been responsible for AIM GLOBAL GROWTH FUND since its inception in 1994. Mr. Schoolar is Senior Vice President of AIM Capital, Vice President of AIM, Vice President of AIF and has been responsible for AIM GLOBAL GROWTH FUND since its inception in 1994. He has been associated with AIM or its subsidiaries since 1986 and began working as an investment professional in 1984.

MANAGEMENT DISCUSSION AND ANALYSIS OF PERFORMANCE

         A discussion of the performance of AIM INTERNATIONAL EQUITY FUND for the six-month period ended April 30, 1998, is set forth in Appendix IV to this Proxy Statement/Prospectus and a discussion of the performance of AIM GLOBAL GROWTH FUND for the six-month period ended April 30, 1998, is set forth in Appendix V to this Proxy Statement/Prospectus.

                              FINANCIAL HIGHLIGHTS

AIM INTERNATIONAL EQUITY FUND

         Shown below are financial highlights for a Class A Share of AIM INTERNATIONAL EQUITY FUND outstanding during the six months ended April 30, 1998, and during each of the years in the five-year period ended October 31, 1997 and the period April 7, 1992 (effective date of registration statement) through October 31, 1992, and for a Class B Share of AIM INTERNATIONAL EQUITY FUND outstanding during the six months ended April 30, 1998, and during each of the years in the three-year period ended October 31, 1997 and the period September 15, 1994 (date sales commenced) through October 31, 1994. This information (other than the information for the six months ended April 30, 1998) has been audited by AIF's independent accountants whose unqualified reports on the financial statements of AIM INTERNATIONAL EQUITY FUND are included in its annual report to shareholders for the fiscal year ended October 31, 1997. AIM INTERNATIONAL EQUITY FUND's semi-annual report to shareholders dated April 30, 1998, and its annual report to shareholders dated October 31, 1997, are available without charge upon request made to AIF at the address or telephone number appearing on the cover page of this Proxy Statement/Prospectus.

                  AIM INTERNATIONAL EQUITY FUND CLASS A SHARES

                                April 30,
                                 1998                             Year Ended October 31
                                 ----            --------------------------------------------------
                             (unaudited)             1997               1996               1995
                             ------------        ------------       ------------       ------------
Net asset value beginning
of period ................   $      16.64        $      15.37       $      13.65       $      13.50
Income from operations:
   Net investment income .          (0.01)(a)            0.04(a)            0.04(a)            0.01
   Net gains on securities
   (both realized and
   unrealized) ...........           2.87                1.68               2.07               0.62
                             ------------        ------------       ------------       ------------
   Total from investment
   operations ............           2.86                1.72               2.11               0.63
                             ------------        ------------       ------------       ------------
Less distributions:
   Dividends from net
   investment income .....          (0.06)              (0.02)             (0.01)             (0.04)
   Distributions from net
   realized gains ........             --               (0.43)             (0.38)             (0.44)

   Total distributions ...          (0.06)              (0.45)             (0.39)             (0.48)

Net asset value, end of
   period ................   $      19.44        $      16.64       $      15.37       $      13.65
                             ============        ============       ============       ============
Total return .............          17.27%              11.43%             15.79%              5.24%

Ratios/Supplemental Data:
   Net assets, end of yea
   (000's omitted) .......   $  1,795,411        $  1,577,390       $  1,108,395       $    654,764
   Ratio of expenses to
   average net assets ....           1.46%(d)(e)         1.47%              1.58%              1.67%
   Ratio of net investment
   income to average net
   assets ................          (0.13)%(d)           0.24%              0.25%              0.10%
   Portfolio turnover rate             30%                 50%                66%                68%
   Average brokerage
   commission rate .......   $     0.0229        $     0.0168       $     0.0192                N/A

                                 Year Ended October 31        Period April 7,
                            ------------------------------     1992 through
                                 1994             1993       October 31, 1992
                             ------------     ------------     ------------
Net asset value beginning
of period ................   $      12.18     $       8.88     $       8.74(h)
Income from operations:
   Net investment income .           0.02             0.02             0.01
   Net gains on securities
   (both realized and
   unrealized) ...........           1.31             3.29             0.13
                             ------------     ------------     ------------
   Total from investment
   operations ............           1.33             3.31             0.14
                             ------------     ------------     ------------
Less distributions:
   Dividends from net
   investment income .....          (0.01)           (0.01)              --
   Distributions from net
   realized gains ........             --               --               --
                             ------------     ------------     ------------
   Total distributions ...          (0.01)           (0.01)              --
                             ------------     ------------     ------------
Net asset value, end of
   period ................   $      13.50     $      12.18     $       8.88
                             ============     ============     ============
Total return .............          10.94%           37.36%            1.65%
Ratios/Supplemental Data:
   Net assets, end of yea
   (000's omitted) .......   $    708,159     $    372,282     $    122,663
   Ratio of expenses to
   average net assets ....           1.64%            1.78%            1.85%(i)
   Ratio of net investment
   income to average net
   assets ................           0.22%            0.28%            0.27%(i)
   Portfolio turnover rate             67%              62%              23%
   Average brokerage
   commission rate .......            N/A              N/A              N/A

(a)      Calculated using average shares outstanding.
(b) Does not deduct sales charges and for periods less than 1 year, total returns are not annualized.
(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements are 1.50% (annualized), 1.51%, 1.60%, 1.68% and 1.89% (annualized), respectively for 1998-1995 and 1992.
(d) Ratios are annualized and based on average net assets of $1,607,899,814.
(e) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have been the same.
(f) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements are (0.17)% (annualized), 0.20%, 0.22%, 0.09% and 0.22% (annualized), respectively for 1998-1995 and 1992.
(g) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.
(h) Net asset value at beginning of the period has been restated to reflect a 1.1619 for 1 stock split, effected in the form of a dividend, on May 21, 1992
(i)      Annualized.

                  AIM INTERNATIONAL EQUITY FUND CLASS B SHARES

                                     April 30,
                                       1998                           Year Ended October 31            Period September 15
                                       ----              --------------------------------------------         through
                                    (unaudited)             1997             1996             1995       October 31, 1994
                                    ----------           ----------       ----------       ----------    ----------------
Net asset value
beginning of period .............   $    16.27           $    15.13       $    13.54       $    13.49     $    13.42
Income from operations:
   Net investment income ........        (0.08)(a)            (0.09)(a)        (0.07)(a)        (0.09)         (0.01)
   Net gains on securities
   (both realized and
   unrealized) ..................         2.81                 1.66             2.04             0.61           0.08
                                    ----------           ----------       ----------       ----------     ----------
   Total from investment
   operations ...................         2.73                 1.57             1.97             0.52           0.07
                                    ----------           ----------       ----------       ----------     ----------
Less distributions:
   Dividends from net
   investment income ............           --                   --               --            (0.03)            --
   Distributions from net
   realized gains ...............           --                (0.43)           (0.38)           (0.47)            --
                                    ----------           ----------       ----------       ----------     ----------
   Total distributions ..........           --                (0.43)           (0.38)           (0.47)            --
                                    ----------           ----------       ----------       ----------     ----------
Net asset value, end of period ..   $    19.00           $    16.27       $    15.13       $    13.54     $    13.49
                                    ==========           ==========       ==========       ==========     ==========
Total return ....................        16.78%               10.61%           14.88%            4.35%          0.52%
Ratios/Supplemental Data:
   Net assets, end of year
   (000's omitted) ..............   $  810,320           $  678,809       $  368,355       $   51,964     $    4,833
   Ratio of expenses to
   average net assets ...........         2.23%(d)(e)          2.25%            2.35%            2.55%          2.53%(f)
   Ratio of net investment
   income to average net
   assets .......................        (0.90)%(d)           (0.53)%          (0.53)%          (0.78)%        (0.67%)(f)
   Portfolio turnover rate ......           30%                  50%              66%              68%            67%
   Average brokerage
   commission rate ..............   $   0.0229           $   0.0168       $   0.0192              N/A            N/A


(a)      Calculated using average shares outstanding.
(b) Does not deduct sales charges and for periods less than one year, total returns are not annualized.
(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements are 2.27% (annualized), 2.28%, 2.37% and 2.56%, respectively for 1998-1995.
(d)      Ratios are annualized and based on average net assets of $720,585,336.
(e) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have been the same.
(f)      Annualized.
(g) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements are (0.94)% (annualized), (0.57)%, (0.55)% and (0.79)%, respectively for 1998-1995.
(h) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

AIM GLOBAL GROWTH FUND

         Shown below are financial highlights for a Class A share and a Class B share of AIM GLOBAL GROWTH FUND outstanding during the six months ended April 30, 1998, and during each of the years in the three-year period ended October 31, 1997, and the period September 15, 1994 (date operations commenced) through October 31, 1994. This information (other than the information for the six months ended April 30, 1998) has been audited by AIF's independent accountants whose unqualified reports on the financial statements of AIM GLOBAL GROWTH FUND are included in its annual report to shareholders for the fiscal year ended October 31, 1997. AIM GLOBAL GROWTH FUND'S semi-annual report to shareholders dated April 30, 1998, and the annual report to shareholders dated October 31, 1997, are available without charge upon request made to AIF at the address or telephone number appearing on the cover page of this Proxy Statement/Prospectus.

                            AIM GLOBAL GROWTH FUND CLASS A SHARES

                                         April 30,
                                            1998               Year Ended October 31                         Period September 15
                                            ----      ------------------------------------                         through
                                        (unaudited)          1997               1996            1995            October 31, 1994
                                      -------------     -------------       -----------     --------------      ----------------
Net asset value beginning of period   $       16.65     $       14.20       $     12.32     $       10.23        $       10.00
Income from operations:
   Net investment income ..........           (0.04)            (0.04)            (0.01)            (0.02)                  --
   Net gains on securities (both
   realized and unrealized) .......            3.09              2.49              2.11              2.11                 0.23
                                      -------------     -------------       -----------     -------------        -------------
   Total from investment
   operations .....................            3.05              2.45              2.10              2.09                 0.23
                                      -------------     -------------       -----------     -------------        -------------
Less distributions:
   Dividends from net investment
   income .........................              --                --                --            (0.004)                  --
   Distributions from net
   realized gains .................           (0.42)               --             (0.22)               --                   --
                                      -------------     -------------       -----------     -------------        -------------
   Total distributions ............           (0.42)               --             (0.22)           (0.004)                  --
                                      -------------     -------------       -----------     -------------        -------------
Net asset value, end of period ....   $       19.28     $       16.65       $     14.20     $       12.32        $       10.23
                                      =============     =============       ===========     =============        =============
Total return ......................           18.81%            17.25%            17.26%            20.48%                2.30%
Ratios/Supplemental Data:
   Net assets, end of year (000's
   omitted) .......................   $     217,916     $     178,917       $   114,971     $      23,754        $       3,093
   Ratio of expenses to average
   net assets .....................            1.74%(c)(d)       1.76(c)(d)        1.93%             2.12%                1.95%(e)
   Ratio of net investment income
   to average net assets ..........           (0.49)%(c)        (0.30)(c)         (0.13)%           (0.28)%               0.10%(e)
   Portfolio turnover rate ........              36%               96%               82%               79%                  .6%
   Average brokerage
   commission rate ................   $      0.0277     $      0.0239       $    0.0234               N/A                  N/A


(a) Does not deduct sales charges and for periods less than one year, total returns are not annualized.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.94%, 2.98% and 5.67% (annualized) for the periods 1996- 1994, respectively.
(c)      Ratios are annualized and based on average net assets of $190,554,477.
(d) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same (annualized).
(e)      Annualized.
(f) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were (0.14)%, (1.14)% and (3.63)% (annualized) for the periods 1996-1994, respectively.
(g) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                      AIM GLOBAL GROWTH FUND CLASS B SHARES

                                     April 30,
                                        1998                              Year Ended October 31                 Period September 15
                                        ----                ------------------------------------------------          through
                                    (unaudited)                  1997             1996              1995         October 31, 1994
                                    -------------           -------------     -------------     -------------    ----------------
Net asset value beginning of
period ..........................   $       16.39           $       14.05     $       12.26     $       10.22     $    10.00
Income from operations:
   Net investment income ........           (0.09)(a)               (0.11)            (0.05)            (0.04)            --
   Net gains on securities (both
   realized and unrealized) .....            3.04                    2.45              2.06              2.08           0.22
                                    -------------           -------------     -------------     -------------     ----------
   Total from investment
   operations ...................            2.95                    2.34              2.01              2.04           0.22
                                    -------------           -------------     -------------     -------------     ----------
Less distributions:
   Distributions from net
   realized gains ...............           (0.42)                     --             (0.22)               --             --
                                    -------------           -------------     -------------     -------------     ----------
   Total distributions ..........           (0.42)                     --             (0.22)               --             --
                                    -------------           -------------     -------------     -------------     ----------
Net asset value, end of period ..   $       18.92           $       16.39     $       14.05     $       12.26     $    10.22
                                    =============           =============     =============     =============     ==========
Total return (b) ................           18.49%                  16.65%            16.60%            19.96%          2.20%
Ratios/Supplemental Data:
   Net assets, end of year (000's
   omitted) .....................   $     281,432           $     224,225     $     121,848     $      17,157     $    1,277
   Ratio of expenses to average
   net assets (c) ...............            2.28%(d)(e)             2.29%             2.48%             2.64%          2.51%(f)
   Ratio of net investment income
   (loss) to average net
   assets (g) ...................           (1.02)%(d)              (0.83)%           (0.69)%           (0.79)%        (0.47)%(f)
   Portfolio turnover rate ......              36%                     96%               82%               79%             6%
   Average brokerage
   commission rate (h) ..........   $      0.0277           $      0.0239     $      0.0234               N/A            N/A



(a)      Calculated using average shares outstanding.
(b) Does not deduct sales charges and for periods less than one year, total returns are not annualized.
(c) After fee waivers and/or expense reimbursements. Rations of expenses to average net assets prior to fee waivers and/or expense reimbursements were 2.49%, 3.38% and 6.20% (annualized) for the periods 1996- 1994, respectively.
(d)      Ratios are annualized and based on average net assets of $244,693,916.
(e) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have been 2.27% (annualized).
(f)      Annualized.
(g) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were (0.69)%, (1.54)% and (4.16)% (annualized) for the periods 1996-1994, respectively.
(h) The average commission rate is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                   ADDITIONAL INFORMATION ABOUT THE AGREEMENT

TERMS OF THE REORGANIZATIONS

         The terms and conditions under which the Reorganizations may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Appendix I to this Proxy Statement/Prospectus.

THE REORGANIZATIONS

         Each Acquiring Fund will acquire all of the assets of the Acquired Fund with which it will combine in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund. Consummation of each Reorganization (the "Closing") is expected to occur on February 12, 1999, at 5:00 p.m. Central Time (the "Effective Time") on the basis of values calculated as of the close of regular trading on the NYSE on that business day.

         At the Effective Time, all of the assets of AIM INTERNATIONAL GROWTH FUND shall be delivered to the Custodian for the account of AIM INTERNATIONAL EQUITY FUND in exchange for the assumption by AIM INTERNATIONAL EQUITY FUND of all of the liabilities of any kind of AIM INTERNATIONAL GROWTH FUND and delivery by AIF directly to (i) the AIM INTERNATIONAL GROWTH FUND Advisor class shareholders and Class A shareholders of a number of AIM INTERNATIONAL EQUITY FUND Class A shares (including, if applicable, fractional shares rounded to the nearest thousandth) and to (ii) the AIM INTERNATIONAL GROWTH FUND Class B shareholders of a number of AIM INTERNATIONAL EQUITY FUND Class B shares (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the net value of the assets of AIM INTERNATIONAL GROWTH FUND so transferred, assigned and delivered.

         At the Effective Time, all of the assets of AIM WORLDWIDE GROWTH FUND shall be delivered to the Custodian for the account of AIM GLOBAL GROWTH FUND in exchange for the assumption by AIM GLOBAL GROWTH FUND of all of the liabilities of any kind of AIM WORLDWIDE GROWTH FUND and delivery by AIF directly to (i) the AIM WORLDWIDE GROWTH FUND Advisor class shareholders and Class A shareholders of a number of AIM GLOBAL GROWTH FUND Class A shares (including, if applicable, fractional shares rounded to the nearest thousandth) and to (ii) the AIM WORLDWIDE GROWTH FUNDS Class B shareholders of a number of AIM GLOBAL GROWTH FUND Class B shares (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the net value of the assets of AIM WORLDWIDE GROWTH FUND so transferred, assigned and delivered.

         Consummation of the Reorganization of AIM INTERNATIONAL GROWTH FUND is not conditioned upon consummation of the Reorganization of AIM WORLDWIDE GROWTH FUND, and consummation of the Reorganization of AIM WORLDWIDE GROWTH FUND is not conditioned upon consummation of the Reorganization of AIM INTERNATIONAL GROWTH FUND.

OTHER TERMS


         The Agreement may be amended without shareholder approval by mutual agreement of AGS and AIF. If any amendment is made to the Agreement which effects a material change to the Agreement and the Reorganizations, such change will be submitted to the affected shareholders for their approval.

         Each of AGS and AIF has made representations and warranties in the Agreement that are customary in matters such as the Reorganizations. The obligations of AGS and AIF pursuant to the Agreement with respect to a particular Acquired Fund or Acquiring Fund are subject to various conditions, including the following: (a) the assets of the Acquired Fund to be acquired by the Acquiring Fund with which it will be combined shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by each of the Acquired Funds immediately prior to the Reorganizations; (b) AIF's Registration Statement on Form N-14 under the Securities Act of 1933 (the "1933 Act") shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated); (c) the shareholders of the Acquired Fund shall have approved the Agreement; and (d) AGS and AIF shall have received an opinion from Ballard Spahr Andrews & Ingersoll, LLP, that the Reorganizations will not result in the recognition of gain or loss for Federal income tax purposes for the Acquired Fund, the Acquiring Fund or their shareholders.

         The Acquired Fund and the Acquiring Funds have each agreed to bear their own expenses in connection with the Reorganizations.

         The Board of Trustees of AGS may waive without shareholder approval any default by AIF or any failure by AIF to satisfy any of the conditions to AGS's obligations as long as such a waiver will not have a material adverse effect on the benefits intended under the Agreement for the shareholders of the Acquired Funds. The Agreement may be terminated and the Reorganizations may be abandoned by either AGS or AIF at any time by mutual agreement of AGS and AIF, or by either party in the event that the Acquired Funds shareholders do not approve the Agreement or if the Closing does not occur on or before April 30, 1999.

FEDERAL TAX CONSEQUENCES

         The following is a general summary of the material Federal income tax consequences of the Reorganizations and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the existing Treasury regulations thereunder, current administrative rulings of the Internal Revenue Service ("IRS") and judicial decisions, all of which are subject to change. The principal Federal income tax consequences that are expected to result from the Reorganizations, under currently applicable law, are as follows:
(i) the Reorganizations will each qualify as a "reorganization" within the meaning of Section 368(a) of the Code; (ii) no gain or loss will be recognized by each Acquired Fund upon the transfer of its assets to an Acquiring Fund;
(iii) no gain or loss will be recognized by any shareholder of an Acquired Fund upon the exchange of shares of an Acquired Fund solely for shares of an Acquiring Fund;
(iv) the tax basis of the shares of an Acquiring Fund to be received by a shareholder of an Acquired Fund will be the same as the tax basis of the shares of the Acquired Fund surrendered in exchange therefor; (v) the holding period of the shares of an Acquiring Fund to be received by a shareholder of an Acquired Fund will include the holding period for which such shareholder held the shares of the Acquired Fund exchanged therefor, provided that such shares of the Acquired Fund are capital assets in the hands of such shareholder as of the Closing; (vi) no gain or loss will be recognized by an Acquiring Fund on the receipt of assets of an Acquired Fund in exchange for shares of the Acquiring Fund and the Acquiring Fund's assumption of the Acquired Fund's liabilities;
(vii) the tax basis of the assets of each Acquired Fund in the hands of an Acquiring Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the Reorganization; and (viii) the holding period of the assets of an Acquired Fund to be received by each Acquiring Fund will include the holding period of such assets in the hands of the Acquired Fund immediately prior to the Reorganization.

         As a condition to Closing, Ballard Spahr Andrews & Ingersoll, LLP will render a favorable opinion to AGS and AIF as to the foregoing Federal income tax consequences of the Reorganizations, which opinion will be conditioned upon the accuracy, as of the date of Closing, of certain representations of AGS and AIF upon which Ballard Spahr Andrews & Ingersoll, LLP will rely in rendering its opinion, which representations include, but are not limited to, the following (taking into account for purposes thereof any events that are part of the plan of reorganization): (A) there is no plan or intention by the shareholders of the Acquired Funds to redeem a number of shares of the Acquiring Funds received in the Reorganizations that would reduce an Acquired Fund shareholders' ownership of Acquiring Fund shares to a number of shares having a value, as of the Closing Date, of less than 50% of the value of all of the formerly outstanding shares of the respective Acquired Fund as of the Closing Date; (B) following the Reorganizations, each Acquiring Fund will continue the historic business of the respective Acquired Fund (for this purpose "historic business" shall mean the business most recently conducted by each Acquired Fund which was not entered into in connection with the Reorganizations) or use a significant portion of such Acquired Fund's historic business assets in its business; (C) at the direction of the Acquired Funds, the Acquiring Funds will issue directly to each Acquired Fund's shareholders pro rata the shares of the Acquiring Fund that each respective Acquired Fund constructively receives in the Reorganization and each Acquired Fund will distribute its other properties (if any) to its shareholders on, or as promptly as practicable after, the Closing; (D) the Acquiring Funds have no plan or intention to reacquire any of their shares issued in the Reorganizations, except to the extent that the Acquiring Funds are required by the Investment Company Act of 1940 (the "1940 Act") to redeem any of their shares presented for redemption; (E) the Acquiring Funds do not plan or intend to sell or otherwise dispose of any of the assets of the Acquired Funds acquired in the Reorganizations, except for dispositions made in the ordinary course of their business or dispositions necessary to maintain their status as a "regulated investment company" ("RIC") under the Code; (F) the Acquiring Funds, the Acquired Funds and the shareholders of the Acquired Funds will pay their respective expenses, if any, incurred in connection with the Reorganizations;
(G) each Acquiring Fund will acquire at least 90 percent of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, held by each respective Acquired Fund immediately before the Reorganizations, including for this purpose any amounts used by each Acquired Fund to pay its reorganization expenses and all redemptions and distributions made by the Acquired Fund immediately before the Reorganizations (other than redemptions pursuant to a demand of a shareholder in the ordinary course of the Acquired Fund's business as an open-end diversified management investment company under the 1940 Act and regular, normal dividends not in excess of the requirements of
Section 852 of the Code); and (H) the Acquiring Funds and the Acquired Funds have each elected to be taxed as a RIC under Section 851 of the Code and will each have qualified for the special Federal tax treatment afforded RICs under the Code for all taxable periods (including the last short taxable period of the Acquired Funds ending on the Closing and the taxable year of the Acquiring Funds that includes the Closing).

         THE FOREGOING DESCRIPTION OF THE FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATIONS IS MADE WITHOUT REGARD TO THE PARTICULAR FACTS AND CIRCUMSTANCES OF ANY SHAREHOLDER OF THE ACQUIRED FUNDS. THE ACQUIRED FUNDS SHAREHOLDERS ARE URGED TO CONSULT THEIR OWN TAX ADVISORS AS TO THE SPECIFIC CONSEQUENCES TO THEM OF THE REORGANIZATIONS, INCLUDING THE APPLICABILITY AND EFFECT OF STATE, LOCAL, FOREIGN AND OTHER TAX LAWS.

ACCOUNTING TREATMENT

         The Reorganizations will be accounted for on a tax-free combined basis. Accordingly, the book cost basis to the Acquiring Funds of the assets of the Acquired Funds will be the same as the book cost basis of such assets to the Acquired Funds.

                             RIGHTS OF SHAREHOLDERS

         AIF is a Maryland corporation and AGS is a Delaware business trust. There is much that is similar between the two forms of organization. For example, the responsibilities, powers and fiduciary duties of the trustees of the AGS are substantially the same as those of the directors of AIF.

         There are, however, certain differences between the two forms of organization. The operations of AIF, as a Maryland corporation, are governed by its Articles of Incorporation, and amendments and supplements thereto, and applicable Maryland law. The operations of AGS, as a Delaware business trust, are governed by its Agreement and Declaration of Trust, as amended (the "Declaration of Trust") and Delaware law.

LIABILITY OF SHAREHOLDERS

         The Delaware Business Trust Act provides that shareholders of a Delaware business trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is, however, a remote possibility that, under certain circumstances, shareholders of a Delaware business trust might be held personally liable for the trust's obligations to the extent the courts of another state that does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The AGS Declaration of Trust provides that shareholders of the Acquired Funds shall not be subject to any personal liability for acts or obligations of the Acquired Funds and that every written agreement, obligation or other undertaking made or issued by the Acquired Funds shall contain a provision to the effect that shareholders are not personally liable thereunder. In addition, the Declaration of Trust provides for indemnification out of the Acquired Funds' property for any shareholder held personally liable solely by reason of his or her being or having been a shareholder. Therefore, the risk of any shareholder incurring financial loss beyond his investment due to shareholder liability is limited to circumstances in which the Acquired Funds themselves are unable to meet their obligations and the express disclaimer of shareholder liabilities is determined not to be effective. Given the nature of the assets and operations of the Acquired Funds, the possibility of the Acquired Funds being unable to meet their obligations is considered remote, and even if a claim were brought against the Funds and a court determined that shareholders were personally liable, it would likely not impose a material obligation on a shareholder.

         Shareholders of a Maryland corporation generally do not have personal liability for the corporation's obligations, except that a shareholder may be liable to the extent that he receives any distribution which exceeds the amount which he could properly receive under Maryland law or where such liability is necessary to prevent fraud.

ELECTION OF DIRECTORS/TRUSTEES; TERMS

         The shareholders of AGS have elected the trustees of AGS. Such trustees serve for the life of AGS, subject to the earlier death, incapacitation, resignation, retirement or removal (see below). Shareholders may elect successors to such Trustees only at annual or special meetings of shareholders.

         The shareholders of AIF have elected the directors of AIF. Each director serves until a successor is elected, subject to earlier death, incapacitation, resignation, retirement or removal (see below). Shareholders may elect successors to such directors only at annual or special meetings of shareholders.

REMOVAL OF TRUSTEES/DIRECTORS

         A trustee of AGS may be removed at any time by vote of at least two-thirds of the trustees or by vote of two-thirds of the outstanding shares of AGS. The Declaration of Trust provides that vacancies may be filled by appointment by the remaining trustees.

         A director of AIF may be removed by the affirmative vote of a majority of the Board of Directors, a committee of the Board of Directors appointed for such purpose, or the holders of a majority of the outstanding shares of AIF.

MEETINGS OF SHAREHOLDERS

         AGS is not required to hold annual meetings of shareholders unless required by the 1940 Act and does not intend to do so. The By-Laws of AGS provide that a majority of the Trustees may call special meetings of shareholders and the Trustees shall call a special meeting of the shareholders upon written request of the holders of not less than 10% of the Acquired Funds' shares. Special meetings may be called for the purpose of electing trustees or for any other action requiring shareholder approval, or for any matter deemed by the trustees to be necessary or desirable.

         AIF is not required to hold annual meetings of shareholders and does not intend to do so unless required by the 1940 Act. AIF's Bylaws provide that a special meeting of shareholders may be called by the President, Secretary, a majority of the Board of Directors or holders of shares entitled to cast at least 10% of the votes entitled to be cast at the special meeting. Requests for special meetings must, among other things, state the purpose of such meeting and the matters to be voted upon. No special meeting may be called to consider any matter previously voted upon at a special meeting called by the shareholders during the preceding twelve months, unless requested by a majority of all shares entitled to vote at such meeting.

LIABILITY OF DIRECTORS/TRUSTEES AND OFFICERS; INDEMNIFICATION

         Delaware law provides that trustees of a business trust shall not be liable to the business trust or its shareholders for acting in good faith reliance on the provisions of its governing instrument and that the trustee's liabilities may be expanded or restricted by such instrument. Under the AGS Declaration of Trust, the trustees and officers of AGS are not liable for any act or omission or any conduct whatsoever in their capacity as trustees, except for liability to the trust or shareholders due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of trustee. Delaware law allows a business trust to indemnify and hold harmless any trustee or other person against any and all claims and demands. The AGS Declaration of Trust require the indemnification of its trustees and officers to the fullest extent permitted by Delaware law, except with respect to any matter in which it has been determined that such director or officer acted with willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

         Maryland law permits a corporation to eliminate liability of its directors and officers to the corporation or its stockholders, except for liability arising from receipt of an improper benefit or profit and from active and deliberate dishonesty. AIF's Articles of Incorporation eliminate director and officer liability to the fullest extent permitted under Maryland law. Under Maryland law, indemnification of a corporation's directors and officers is mandatory if a director or officer has been successful on the merits or otherwise in the defense of certain proceedings. Maryland law permits indemnification for other matters unless it is established that the act or omission giving rise to the proceeding was committed in bad faith, a result of active and deliberate dishonesty, or one in which a director or officer actually received an improper benefit.

TERMINATION

         AGS or any series or class of shares of beneficial interest in AGS may be terminated by a majority shareholder vote of AGS or the affected series or class, respectively, or if there are fewer than 100 shareholders of record of AGS or of such terminating series or class, the trustees pursuant to written notice to the shares of AGS or the affected series or class.

         Maryland law provides that AIF may be dissolved by the vote of a majority of the Board of Directors and two-thirds of the shares entitled to vote on the dissolution.

VOTING RIGHTS OF SHAREHOLDERS

         The AGS Declaration of Trust grants shareholders power to vote only with respect to the following: (i) election of trustees; (ii) removal of trustees, (iii) approval of investment advisory contracts, as required by the 1940 Act; (iv) termination of AGS or a series of class of its shares of beneficial interest, (v) amendment of the Declaration of Trust, (vi) sale of all or substantially all of the assets of AGS or one of its investment portfolios,
(vii) merger or consolidation of AGS or any of its investment portfolios, with certain exceptions, and (viii) approval of such additional matters as may be required by law or as the trustees, in their sole discretion, shall determine.

         Shareholders of a Maryland corporation such as AIF are entitled to vote on, among other things, those matters which effect fundamental changes in the corporate structure (such as a merger, consolidation or sale of substantially all of the assets of the corporation) as provided by Maryland corporation law.

DISSENTERS' RIGHTS

         Neither Delaware law nor the Declaration of Trust confers upon AGS shareholders appraisal or dissenters' rights.

         Under Maryland law, AIF's shareholders may not demand the fair value of their shares from the successor company in a transaction involving the transfer of the Acquiring Funds' assets, and are bound by the terms of the transaction.

AMENDMENTS TO ORGANIZATION DOCUMENTS

         Consistent with Delaware law, the Board of Trustees of AGS may, without shareholder approval, amend the Declaration of Trust at any time, except that no amendment may be made which repeals the limitations of personal liability of any shareholder, which reduces the amount payable in respect of the shares of AGS upon liquidation of AGS or which diminishes or eliminates any voting rights pertaining to the shares of AGS, without approval of the majority of the shares of AGS. The trustees shall have the power to alter, amend or repeal the Bylaws of AGS or adopt new Bylaws at any time.

         Consistent with Maryland law, AIF reserves the right to amend, alter, change or repeal any provision contained in their Articles of Incorporation in the manner now or hereafter prescribed by statute, including any amendment that alters the contract rights, as expressly set forth in the Articles of Incorporation, of any outstanding stock, and all rights conferred on shareholders are granted subject to this reservation. The Board of Directors of AIF may approve amendments to the Articles of Incorporation to classify or reclassify unissued shares of a class of stock without shareholder approval. Other amendments to the AIF Articles of Incorporation may be adopted if approved by a vote of a majority of the shares at any meeting at which a quorum is present. The AIF Bylaws provide that the Bylaws may be amended at any regular meeting or special meeting of the stockholders provided that notice of such amendment is contained in the notice of the special meeting. Except as to any particular Bylaw which is specified as not subject to amendment by the Board of Directors, the Bylaws may be also amended by the affirmative vote of a majority of the Board of Directors at any regular or special meetings of the Board.

OWNERSHIP OF THE ACQUIRING FUNDS AND THE ACQUIRED FUNDS SHARES

SIGNIFICANT HOLDERS

         Listed below is the name, address and percent ownership of each person who as of December 8, 1998, to the knowledge of AGS, owned beneficially 5% or more of any class of the outstanding shares of the Acquired Funds:


                          AIM INTERNATIONAL GROWTH FUND


                                           NUMBER                 PERCENT
                     CLASS OF             OF SHARES              BENEFICIAL
NAME AND ADDRESS      SHARES                OWNED                OWNERSHIP
----------------      ------                -----                ----------





                            AIM WORLDWIDE GROWTH FUND

                                          NUMBER OF                 PERCENT
                     CLASS OF               SHARES                 BENEFICIAL
NAME AND ADDRESS      SHARES                OWNED                   OWNERSHIP
----------------      ------                -----                   ---------

         Listed below is the name, address and percent ownership of each person who as of December 8, 1998 to the knowledge of AIF, owned beneficially 5% or more of the outstanding shares of the Acquiring Funds:


                          AIM INTERNATIONAL EQUITY FUND

                                               NUMBER             PERCENT
                            CLASS OF         OF SHARES          BENEFICIAL
NAME AND ADDRESS             SHARES            OWNED            OWNERSHIP
----------------             ------            -----            ---------






                             AIM GLOBAL GROWTH FUND
                                                  NUMBER            PERCENT
                               CLASS OF         OF SHARES         BENEFICIAL
NAME AND ADDRESS                SHARES            OWNED            OWNERSHIP
----------------                ------            -----            ---------




OWNERSHIP OF OFFICERS AND DIRECTORS/TRUSTEES

         To the best of the knowledge of AIF, the beneficial ownership of shares of the Acquiring Funds by officers and directors of AIF as a group constituted less than 1% of the outstanding shares of each such fund as of December 8, 1998. To the best of the knowledge of AGS, the beneficial ownership of shares of the Acquired Funds by officers or trustees of AGS as a group constituted less than 1% of the outstanding shares of such fund as of December 8, 1998.

                                 CAPITALIZATION

         The following table sets forth as of June 30, 1998, (i) the capitalization of the Acquiring Funds Class A Shares and the Acquiring Funds Class B Shares, (ii) the capitalization of the Acquired Funds Class A, Class B and Advisor Class shares, and (iii) the pro forma capitalization of the Acquiring Funds Class A and Class B shares as adjusted to give effect to the transactions contemplated by the Agreement.

         AIM INTERNATIONAL EQUITY FUND AND AIM INTERNATIONAL GROWTH FUND

                                                           AIM                   AIM                PRO FORMA AIM
                            AIM INTERNATIONAL         INTERNATIONAL         INTERNATIONAL        INTERNATIONAL EQUITY
                               EQUITY FUND             GROWTH FUND           GROWTH FUND             FUND CLASS A
                              CLASS A SHARES          CLASS A SHARES       ADVISOR SHARES         SHARES AS ADJUSTED
                              --------------          --------------       --------------         ------------------
Net Assets                    $1,833,589,859           $143,957,678           $252,159              $1,977,799,696
Shares
Outstanding                     92,577,015              16,887,447             29,471                 99,856,664
Net Asset Value
Per Shares                        $19.81                  $8.52                 $8.56                   $19.81

                                                          AIM                  AIM                 PRO FORMA AIM
                                                     INTERNATIONAL        INTERNATIONAL         INTERNATIONAL EQUITY
                                                      EQUITY FUND          GROWTH FUND              FUND CLASS B
                                                    CLASS B SHARES       CLASS B SHARES          SHARES AS ADJUSTED
                                                    --------------       --------------          ------------------
Net Assets                                           $844,051,101          $49,567,348              $893,618,449
Shares Outstanding                                    43,647,712            6,072,995                46,210,657
Net Asset Value Per Shares                              $19.34                $8.16                    $19.34

              AIM GLOBAL GROWTH FUND AND AIM WORLDWIDE GROWTH FUND

                                                           AIM                   AIM                PRO FORMA AIM
                            AIM GLOBAL GROWTH           WORLDWIDE             WORLDWIDE           GLOBAL GROWTH FUND
                                   FUND                GROWTH FUND           GROWTH FUND               CLASS A
                              CLASS A SHARES          CLASS A SHARES       ADVISOR SHARES         SHARES AS ADJUSTED
                              --------------          --------------       --------------         ------------------
Net Assets                     $230,046,171            $95,789,457           $1,173,623              $327,009,251
Shares
Outstanding                     11,774,553              6,010,096              72,854                 16,736,840
Net Asset Value
Per Shares                        $19.54                  $15.94               $16.11                   $19.54

                                                          AIM                  AIM                 PRO FORMA AIM
                                                        GLOBAL              WORLDWIDE            GLOBAL GROWTH FUND
                                                      GROWTH FUND          GROWTH FUND                CLASS B
                                                    CLASS B SHARES       CLASS B SHARES          SHARES AS ADJUSTED
                                                    --------------       --------------          ------------------
Net Assets                                           $294,453,584          $41,963,181              $336,416,765
Shares Outstanding                                    15,375,353            2,762,324                17,566,642
Net Asset Value Per Shares                              $19.15               $15.19                    $19.15


                                  LEGAL MATTERS

         Certain legal matters concerning AIF and its participation in the Reorganizations, the issuance of shares of the Acquiring Funds in connection with the Reorganizations and the tax consequences of the Reorganizations will be passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, 51st Floor, Philadelphia, PA 19103-7599. Certain legal matters concerning AGS and its participation in the Reorganizations will be passed upon by Kirkpatrick & Lockhart LLP 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800.


                           INFORMATION FILED WITH THE
                       SECURITIES AND EXCHANGE COMMISSION

         This Proxy Statement/Prospectus and the related Statement of Additional Information do not contain all the information set forth in the registration statements and the exhibits relating thereto and annual reports which AGS and AIF have filed with the SEC pursuant to the requirements of the 1933 Act and the 1940 Act, to which reference is hereby made. The SEC file number for AGS's registration statement containing the Prospectus and Statement of Additional Information relating to the Acquired Funds is Registration No. 2-57526. Such Prospectus and Statement of Additional Information are incorporated herein by reference. The SEC file number for AIF's registration statement containing the Prospectus and Statement of Additional Information relating to the Acquiring Funds is Registration No. 811-6463. Such Prospectus and Statement of Additional Information are incorporated herein by reference.

         AIF and AGS are subject to the informational requirements of the 1940 Act and in accordance therewith file reports and other information with the SEC. Reports, proxy statements, registration statements and other information filed by AGS and AIF (including the Registration Statement of AIF relating to the Acquiring Funds on Form N-14 of which this Proxy Statement/Prospectus is a part and which is hereby incorporated by reference) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1014, Judiciary Plaza, 450 Fifth Street, NW, Washington, DC 20549, and at the following regional offices of the SEC: 7 World Trade Center, New York, New York 10048; and 500 West Madison Street, 14th Floor, Chicago, Illinois 60661. Copies of such material may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, NW, Washington, DC 20549, at the prescribed rates. The SEC maintains a Web site at http://www.sec.gov that contains information regarding AIF, AGS and other registrants that file electronically with the SEC.


              ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS AND
                               THE ACQUIRED FUNDS

         For more information with respect to AIF and the Acquiring Funds concerning the following topics, please refer to the Acquiring Funds Prospectuses as indicated: (i) see"Summary," "The Fund," "Investment Objectives and Policies," "Management" and "General Information" for further information regarding AIF and the Acquiring Funds; (ii) see "Summary," "Investment Objectives and Policies," "Management" and "General Information" for further information regarding management of the Acquiring Funds; (iii) see "Summary," "Management," "Organization of the Company," "Dividends, Distributions and Tax Matters" and "General Information" for further information regarding the capital stock of the Acquiring Funds; (iv) see "Management," "How to Purchase Shares," "Terms and Conditions of Purchase of the AIM Funds," "Special Plans," "Exchange Privilege," "Determination of Net Asset Value" and "How to Redeem Shares" for further information regarding the purchase, redemption and repurchase of the Acquiring Funds.

         For more information with respect to AGS and the Acquired Funds concerning the following topics, please refer to the Acquired Funds Prospectuses as indicated: (i) see "Summary," "The Fund," "Investment Program," "Management" and "General Information" for further information regarding AGS and the Acquired Funds; (ii) see "Summary," "Investment Program," "Management" and "General Information" for further information regarding management of the Acquired Funds;
(iii) see "Summary," "Management," "Organization of the Trust," "Dividends, Distributions and Tax Matters" and "General Information" for further information regarding the shares of the Acquired Funds; (iv) see "Management," "How to Purchase Shares," "Terms and Conditions of Purchase of the AIM Funds," "Special Plans," "Exchange Privilege," "Determination of Net Asset Value" and "How to Redeem Shares" for further information regarding the purchase, redemption and repurchase of the Acquired Funds.

                                   APPENDIX I

                                   AGREEMENT

                                      and

                             PLAN OF REORGANIZATION

                                      for

                         AIM INTERNATIONAL GROWTH FUND

                                      and

                           AIM WORLDWIDE GROWTH FUND,

                             separate portfolios of

                               AIM GROWTH SERIES



                                November 4, 1998

                               TABLE OF CONTENTS


ARTICLE 1 DEFINITIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
         Section 1.1      Definitions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2

ARTICLE 2 TRANSFER OF ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4
         Section 2.1      Organization  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4
         Section 2.2      Computation of Net Asset Value  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5
         Section 2.3      Valuation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5
         Section 2.4      Delivery  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6
         Section 2.5      Dissolution . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6
         Section 2.6      Issuance of Acquiring Funds' Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6
         Section 2.7      Investment Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7
         Section 2.8      Liabilities and Expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7

ARTICLE 3 REPRESENTATIONS AND WARRANTIES OF AIM GROWTH  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7
         Section 3.1      Organization; Authority . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7
         Section 3.2      Registration and Regulation of AIM Growth.  . . . . . . . . . . . . . . . . . . . . . . . . . 7
         Section 3.3      Financial Statements  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7
         Section 3.4      No Material Adverse Changes; Contingent Liabilities . . . . . . . . . . . . . . . . . . . . . 8
         Section 3.5      Acquired Funds Shares; Liabilities; Business Operations . . . . . . . . . . . . . . . . . . . 8
         Section 3.6      Accountants . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9
         Section 3.7      Binding Obligation  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9
         Section 3.8      No Breaches or Defaults   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9
         Section 3.9      Authorizations or Consents  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9
         Section 3.10     Permits . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9
         Section 3.11     No Actions, Suits or Proceedings  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10
         Section 3.12     Contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10
         Section 3.13     Properties and Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10
         Section 3.14     Taxes . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10
         Section 3.15     Benefit and Employment Obligations  . . . . . . . . . . . . . . . . . . . . . . . . . . . .  11
         Section 3.16     Brokers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  11
         Section 3.17     Voting Requirements . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  11
         Section 3.18     State Takeover Statutes . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  11
         Section 3.19     Books and Records . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  11
         Section 3.20     Prospectus and Statement of Additional Information  . . . . . . . . . . . . . . . . . . . .  11
         Section 3.21     No Distribution . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  12
         Section 3.22     Liabilities of the Acquired Funds . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  12
         Section 3.23     Value of Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  12
         Section 3.24     Shareholder Expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  12
         Section 3.25     Intercompany Indebtedness . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  12

ARTICLE 4 REPRESENTATIONS AND WARRANTIES OF AIM INTERNATIONAL . . . . . . . . . . . . . . . . . . . . . . . . . . . .  12
         Section 4.1      Organization; Authority . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  12
         Section 4.2      Registration and Regulation of AIM International  . . . . . . . . . . . . . . . . . . . . .  12
         Section 4.3      Financial Statements  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  12

         Section 4.4      No Material Adverse Changes; Contingent Liabilities . . . . . . . . . . . . . . . . . . . .  13
         Section 4.5      Registration of Acquiring Funds Class A Shares and Acquiring Funds Class B Shares . . . . .  13
         Section 4.6      Accountants . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  14
         Section 4.7      Binding Obligation  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  14
         Section 4.8      No Breaches or Defaults . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  14
         Section 4.9      Authorizations or Consents  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  14
         Section 4.10     Permits . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  14
         Section 4.11     No Actions, Suits or Proceedings  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  15
         Section 4.12     Taxes . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  15
         Section 4.13     Brokers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  16
         Section 4.14     Representations Concerning the Reorganization . . . . . . . . . . . . . . . . . . . . . . .  16
         Section 4.15     Prospectus and Statement of Additional Information  . . . . . . . . . . . . . . . . . . . .  16
         Section 4.16     Value of Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  16
         Section 4.17     Intercompany Indebtedness; Consideration  . . . . . . . . . . . . . . . . . . . . . . . . .  16

ARTICLE 5 COVENANTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  17
         Section 5.1      Conduct of Business . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  17
         Section 5.2      Announcements . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  18
         Section 5.3      Expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  18
         Section 5.4      Further Assurances  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  18
         Section 5.5      Notice of Events  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  18
         Section 5.6      Access to Information . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  18
         Section 5.7      Consents, Approvals and Filings . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  19
         Section 5.8      Submission of Agreement to Shareholders . . . . . . . . . . . . . . . . . . . . . . . . . .  19

ARTICLE 6 CONDITIONS PRECEDENT TO THE REORGANIZATION  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  19
         Section 6.1      Conditions Precedent of AIM International.  . . . . . . . . . . . . . . . . . . . . . . . .  19
         Section 6.2      Mutual Conditions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  20
         Section 6.3      Conditions Precedent of AIM Growth. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  21
         Section 6.4      Transactions Independent  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  21

ARTICLE 7 TERMINATION OF AGREEMENT  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  22
         Section 7.1      Termination . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  22
         Section 7.2      Survival After Termination  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  22

ARTICLE 8 MISCELLANEOUS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  23
         Section 8.1      Survival of Representations and Warranties  . . . . . . . . . . . . . . . . . . . . . . . .  23
         Section 8.2      Law Governing . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  23
         Section 8.3      Binding Effect, Persons Benefitting, No Assignment  . . . . . . . . . . . . . . . . . . . .  23
         Section 8.4      Obligations of AIM International and AIM Growth.  . . . . . . . . . . . . . . . . . . . . .  23
         Section 8.5      Amendments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  23
         Section 8.6      Enforcement . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  23
         Section 8.7      Interpretation  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  24
         Section 8.8      Counterparts  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  24
         Section 8.9      Entire Agreement; Schedules . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  24
         Section 8.10     Notices . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  24

         Section 8.11     Representations by AIM Advisors . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  25


         Schedule 6.1(d)           Opinion of Counsel to AIM International
         Schedule 6.2(g)           Tax Opinions
         Schedule 6.3(d)           Opinion of Counsel to AIM Growth

                      AGREEMENT AND PLAN OF REORGANIZATION


         AGREEMENT AND PLAN OF REORGANIZATION, dated as of November 4, 1998 (this "Agreement"), by and among AIM Growth Series, a Delaware business trust ("AIM Growth") acting on behalf of AIM International Growth Fund and AIM Worldwide Growth Fund, each a separate series of AIM Growth (the "Acquired Funds"), AIM International Funds, Inc., a Maryland corporation ("AIM International"), acting on behalf of AIM International Equity Fund and AIM Global Growth Fund, each a separate series of AIM International (the "Acquiring Funds") and A I M Advisors, Inc. ("AIM Advisors"), a Delaware corporation.
(The Acquiring Funds and the Acquired Funds are sometimes referred to collectively as the "Funds" and individually as a "Fund").

                                   WITNESSETH

         WHEREAS, AIM Growth is an investment company registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act (as defined below) that offers separate classes of its shares representing interests in its investment portfolios, AIM International Growth Fund and AIM Worldwide Growth Fund, for sale to the public; and

         WHEREAS, AIM International is an investment company registered with the SEC under the Investment Company Act that offers separate classes of its shares representing interests in separate investment portfolios for sale to the public; and

         WHEREAS, AIM Advisors provides investment advisory services to both AIM Growth and AIM International.

         WHEREAS, the Acquired Funds own securities in which the Acquiring Funds are permitted to invest; and

         WHEREAS, the Acquired Funds desire to provide for their reorganization through the transfer of all of their assets to the Acquiring Funds in exchange for the assumption by the Acquiring Funds of all of the liabilities of the Acquired Funds and the issuance by AIM International of shares of the Acquiring Funds in the manner set forth in this Agreement; and

         WHEREAS, this Agreement is intended to be and is adopted by the parties hereto as a Plan of Reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code").

         NOW, THEREFORE, in consideration of the foregoing premises and the agreements and undertakings contained in this Agreement, AIM Growth and AIM International agree as follows:

                                   ARTICLE 1
                                  DEFINITIONS

         Section 1.1         Definitions.  For all purposes in this Agreement,
                        the following terms shall have the respective meanings set forth in this Section 1.1 (such definitions to be equally applicable to both the singular and plural forms of the terms herein defined):

         "Acquired Funds" means AIM International Growth Fund and AIM Worldwide Growth Fund, each a separate series of AIM Growth.

         "Acquired Funds Financial Statements" shall have the meaning set forth in Section 3.3 of this Agreement.

         "Acquired Funds Shareholders" means the holders of record as of the Effective Time on the Closing Date of the issued and outstanding shares of beneficial interest in the Acquired Funds.

         "Acquired Funds Shareholders Meeting" means a meeting of the shareholders of the Acquired Funds convened in accordance with applicable law and the Agreement and Declaration of Trust of AIM Growth to consider and vote upon the approval of this Agreement and the transactions contemplated by this Agreement.

         "Acquired Funds Shares" means the issued and outstanding shares of beneficial interest of the Acquired Funds.

         "Acquiring Funds" means AIM International Equity Fund and AIM Global Growth Fund, each a separate series of AIM International.

         "Acquiring Funds Class A Shares" means Class A Shares of the capital stock of the Acquiring Funds issued by AIM International.

         "Acquiring Funds Class B Shares" means Class B Shares of the capital stock of the Acquiring Funds issued by AIM International.

         "Acquiring Funds Financial Statements" shall have the meaning set forth in Section 4.3 of this Agreement.

         "Acquiring Funds Shares" means shares of common stock of AIM International issued pursuant to Section 2.6 of this Agreement.

         "Advisers Act" means the Investment Advisers Act of 1940, as amended, and all rules and regulations of the SEC adopted pursuant thereto.

         "Affiliated Person" means an affiliated person as defined in Section 2(a)(3) of the Investment Company Act.

         "Agreement" means this Agreement and Plan of Reorganization, together with all schedules and exhibits attached hereto and all amendments hereto and thereof.

         "AIM Growth" means AIM Growth Series, a Delaware business trust.

         "AIM Growth Registration Statement" means the registration statement on Form N-1A of AIM Growth, as amended, Registration No. 2-57526, that is applicable to the Acquired Funds.

         "AIM International" means AIM International Funds, Inc., a Maryland corporation.

         "AIM International Registration Statement" means the registration statement on Form N-1A of AIM International, as amended, Registration
No. 811-6463.

         "Benefit Plan" means any material "employee benefit plan" (as defined in Section 3(3) of ERISA) and any material bonus, deferred compensation, incentive compensation, stock ownership, stock purchase, stock option, phantom stock, vacation, retirement, profit sharing, welfare plans or other plan, arrangement or understanding maintained or contributed to by AIM International on behalf of the Acquired Funds, or otherwise providing benefits to any current or former employee, officer or trustee of AIM International.

         "Closing" means the transfer of the assets of the Acquired Funds to the Acquiring Funds, the assumption of all of the Acquired Funds' liabilities by the Acquiring Funds and the issuance of the Acquiring Funds Shares directly to the shareholders of the Acquired Funds as described in Section 2.1 of this Agreement.

         "Closing Date" means February 12, 1999, or such other date as the parties may mutually determine.

         "Code" means the Internal Revenue Code of 1986, as amended, and all rules and regulations adopted pursuant thereto.

         "Custodian" means State Street Bank and Trust Company acting in its capacity as custodian for the assets of the Acquiring Funds and the Acquired Funds.

         "Effective Time" shall mean 5:00 p.m. Central Time on the Closing
Date.

         "ERISA" means the Employee Retirement Income Security Act of 1974, as amended, and all rules or regulations adopted pursuant thereto.

         "Exchange Act" means the Securities Exchange Act of 1934, as amended, and all rules and regulations adopted by the SEC pursuant thereto.

         "Governmental Authority" means any foreign, United States or state government, government agency, department, board, commission (including the SEC) or instrumentality, and any court, tribunal or arbitrator of competent jurisdiction, and any governmental or non-governmental self-regulatory organization, agency or authority (including the National Association of Securities Dealers, Inc., the Commodity Futures Trading Commission, the National Futures Association, the Investment Management Regulatory Organization Limited and the Office of Fair Trading).

         "Investment Company Act" means the Investment Company Act of 1940, as amended, and all rules and regulations adopted by the SEC pursuant thereto.

         "Lien" means any pledge, lien, security interest, charge, claim or encumbrance of any kind.

         "Material Adverse Effect" means an effect that would cause a change in the condition (financial or otherwise), properties, assets or prospects of an entity having an adverse monetary effect in an amount equal to or greater than $50,000.

         "Person" means an individual or a corporation, partnership, joint venture, association, trust, unincorporated organization or other entity.

         "Reorganizations" means the acquisition of the assets of the Acquired Funds by the Acquiring Funds in consideration of the assumption by the Acquiring Funds of all of the liabilities of the Acquired Funds and the issuance by AIM International of the Acquiring Funds Shares directly to Acquired Funds Shareholders as described in this Agreement and the termination of the Acquired Funds' status as designated series of shares of AIM Growth.

         "Required Acquired Funds Shareholder Vote" shall have the meaning set forth in Section 3.17 of this Agreement.

         "Return" means any return, report or form or any attachment thereto required to be filed with any taxing authority.

         "SEC" means the United States Securities and Exchange Commission.

         "Securities Act" means the Securities Act of 1933, as amended, and all rules and regulations adopted by the SEC pursuant thereto.

         "Tax" means any tax or similar governmental charge, impost or levy (including income taxes (including alternative minimum tax and estimated tax), franchise taxes, transfer taxes or fees, sales taxes, use taxes, gross receipts taxes, value added taxes, employment taxes, excise taxes, ad valorem taxes, property taxes, withholding taxes, payroll taxes, minimum taxes, or windfall profit taxes), together with any related penalties, fines, additions to tax or interest, imposed by the United States or any state, county, local or foreign government or subdivision or agency thereof.

                                   ARTICLE 2
                               TRANSFER OF ASSETS

         Section 2.1         Organization.

         (a) Reorganization of AIM International Growth Fund. At the Effective Time, all of the assets of AIM International Growth Fund shall be delivered to the Custodian for the account of AIM International Equity Fund in exchange for the assumption by AIM International Equity Fund of all of the liabilities of any kind of AIM International Growth Fund and delivery by AIM International directly to (i) the AIM International Growth Fund Advisor class shareholders and Class A shareholders of a number of AIM International Equity Fund Class A shares (including, if applicable, fractional shares rounded to the nearest thousandth) and to (ii) the AIM International Growth Fund Class B shareholders of a number of AIM International Equity Fund Class B shares (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the net value of the assets of AIM International Growth Fund so transferred, assigned and delivered, all determined and adjusted as provided in Section 2.2 below. Upon delivery of such assets, the AIM International Equity Fund will receive good and marketable title to such assets free and clear of all Liens

         (b) Reorganization of AIM Worldwide Growth Fund. At the Effective Time, all of the assets of AIM Worldwide Growth Fund shall be delivered to the Custodian for the account of AIM Global Growth Fund in exchange for the assumption by AIM Global Growth Fund of all of the liabilities of any kind of AIM Worldwide Growth Fund and delivery by AIM International directly to (i) the AIM Worldwide Growth Fund Advisor class shareholders and Class A shareholders of a number of AIM Global Growth Fund Class A shares (including, if applicable, fractional shares rounded to the nearest thousandth) and to (ii) the AIM Worldwide Growth Funds Class B shareholders of a number of AIM Global Growth Fund Class B shares (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the net value of the assets of AIM Worldwide Growth Fund so transferred, assigned and delivered, all determined and adjusted as provided in Section 2.2 below. Upon delivery of such assets, the AIM Global Growth Fund will receive good and marketable title to such assets free and clear of all liens.

         Section 2.2         Computation of Net Asset Value.

         (a) The net asset value of the Acquiring Funds Class A shares and the Acquiring Funds Class B Shares, and the net value of the assets of the Acquired Funds subject to this Agreement, shall, in each case, be determined as of the close of regular trading on the NYSE on the Closing Date.

         (b) The net asset value of the Acquiring Funds Class A Shares and the Acquiring Funds Class B Shares shall be computed in accordance with the policies and procedures of the Acquiring Funds as described in the AIM International Registration Statement.

         (c) The net value of the assets of the Acquired Funds to be transferred to the Acquiring Funds pursuant to this Agreement shall be computed in accordance with the policies and procedures of the Acquired Funds as described in the AIM Growth Registration Statement.

         (d) All computations of value regarding the net assets of the Acquired Funds and the net asset value of the Acquiring Funds Class A Shares and the Acquiring Funds Class B Shares to be issued pursuant to this Agreement shall be made by agreement of AIM Growth and AIM International. The parties agree to use commercially reasonable efforts to resolve any material pricing differences between the prices of portfolio securities determined in accordance with their respective pricing policies and procedures.

         Section 2.3         Valuation.  The assets of the Acquired Funds and
                        the net asset value per share of the Acquiring Funds Class A Shares and the Acquiring Funds Class B Shares shall be valued as of the close of regular trading on the NYSE on the Closing Date. The share transfer books of the Acquired Funds will be permanently closed as of the close of business on the Closing Date and only requests for the redemption of shares of the Acquired Funds received in proper form prior to the close of regular trading on the NYSE on the Closing Date shall be accepted by the

                        Acquired Funds. Redemption requests thereafter received by the Acquired Funds shall be deemed to be redemption requests for Acquiring Funds Class A Shares or Acquiring Funds Class B Shares, as applicable (assuming that the transactions contemplated by this Agreement have been consummated), to be distributed to Acquired Funds Shareholders under this Agreement.

         Section 2.4         Delivery.

         (a) Assets held by the Acquired Funds shall be delivered by AIM Growth to the Custodian on the Closing Date. No later than three (3) business days preceding the Closing Date, AIM Growth shall instruct the Custodian to transfer such assets to the account of the Acquiring Funds. The assets so delivered shall be duly endorsed in proper form for transfer in such condition as to constitute a good delivery thereof, in accordance with the custom of brokers, and shall be accompanied by all necessary state stock transfer stamps, if any, or a check for the appropriate purchase price thereof. Cash held by the Acquired Funds shall be delivered on the Closing Date and shall be in the form of currency or wire transfer in Federal funds, payable to the order of the account of the Acquiring Funds at the Custodian.

         (b) If, on the Closing Date, an Acquired Fund is unable to make delivery in the manner contemplated by Section 2.4(a) of securities held by the Acquired Fund for the reason that any of such securities purchased prior to the Closing Date have not yet been delivered to the Acquired Fund, its broker or brokers, then, AIM International shall waive the delivery requirements of
Section 2.4(a) with respect to said undelivered securities, if the Acquired Fund has delivered to the Custodian by or on the Closing Date and with respect to said undelivered securities, executed copies of an agreement of assignment and escrow agreement and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by AIM International or the Custodian, including brokers' confirmation slips.

         Section 2.5         Dissolution.  As soon as reasonably practicable
                        after the Closing Date, the Acquired Funds' status as designated series of shares of AIM Growth shall be terminated.

         Section 2.6         Issuance of Acquiring Funds' Shares.  At the
                        Effective Time, each Acquired Funds Shareholder of record as of the close of regular trading on the NYSE on the Closing Date holding the Acquired Funds Class A shares or Advisor Class shares shall be issued that number of full and fractional shares of the Acquiring Funds Class A Shares having a net asset value equal to the net asset value of the Acquired Funds Class A shares or Advisor Class shares held by such Acquired Funds Shareholders on the Closing Date, and each Acquired Funds Shareholder of record as of the Closing Date holding the Acquired Funds Class B shares shall be issued that number of full and fractional shares of the Acquiring Funds Class B Shares having a net asset value equal to the net asset value of the Acquired Funds Class B Shares held by such Acquired Funds Shareholder on the Closing Date. All issued and outstanding shares of beneficial interest of the Acquired Funds shall thereupon be canceled on the books of AIM Growth. AIM Growth shall provide instructions to the transfer agent of AIM International with respect to the Acquiring

                        Funds Class A Shares and Acquiring Funds Class B Shares to be issued to Acquired Funds Shareholders. AIM International shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, but shall, in each case, assume that such instruction is valid, proper and correct. AIM International shall record on its books the ownership of the Acquiring Funds Class A and the Acquiring Funds Class B Shares by Acquired Funds Shareholders and shall forward a confirmation of such ownership to the Acquired Funds Shareholders. No redemption or repurchase of such shares credited to former Acquired Funds Shareholders in respect of the Acquired Funds shares represented by unsurrendered shares certificates shall be permitted until such certificates have been surrendered to AIM International for cancellation, or if such certificates are lost or misplaced, until lost certificate affidavits have been executed and delivered to AIM International.

         Section 2.7         Investment Securities.  On or prior to the
                        Closing Date, AIM Growth shall deliver a list setting forth the securities the Acquired Funds then owns together with the respective Federal income tax bases thereof. AIM Growth shall provide to AIM International on or before the Closing Date, detailed tax basis accounting records for each security to be transferred to it pursuant to this Agreement. Such records shall be prepared in accordance with the requirements for specific identification tax lot accounting and clearly reflect the bases used for determination of gain and loss realized on the sale of any security transferred to the Acquiring Funds hereunder. Such records shall be made available by AIM Growth prior to the Closing Date for inspection by the Treasurer (or his designee) or the auditors of AIM International upon reasonable request.

         Section 2.8         Liabilities and Expenses. The Acquired Funds
                        shall use reasonable best efforts to discharge all of their known liabilities, so far as may be possible, prior to the Closing Date.


                                   ARTICLE 3
                  REPRESENTATIONS AND WARRANTIES OF AIM GROWTH

         AIM Growth, on behalf of the Acquired Funds, represents and warrants to AIM International that:

         Section 3.1         Organization; Authority. AIM Growth is duly
                        organized, validly existing and in good standing under the Delaware Business Trust Act, with all requisite trust power and authority to enter into this Agreement and perform its obligations hereunder.

         Section 3.2         Registration and Regulation of AIM Growth.  AIM
                        Growth is duly registered with the SEC as an investment company under the Investment Company Act and all Acquired Funds Shares which have been or are being offered for sale have been duly registered under the Securities Act and have been duly registered, qualified or are exempt from registration or qualification under the securities laws of each state or other jurisdiction in which such shares have been or are being offered for sale, and no action has been taken by AIM Growth to revoke or rescind any such registration or qualification. The Acquired Funds are in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the Investment Company Act, the Securities Act, the Exchange Act and all applicable state securities laws. The Acquired Funds are in compliance in all material respects with the applicable investment policies and restrictions set forth in the AIM Growth Registration Statement currently in effect. The value of the net assets of the Acquired Funds are determined using portfolio valuation methods that comply in all material respects with the requirements of the Investment Company Act and the policies of the Acquired Funds and all purchases and redemptions of Acquired Funds Shares have been effected at the net asset value per share calculated in such manner.

         Section 3.3         Financial Statements.  The books of account and
                        related records of the Acquired Funds fairly reflect in reasonable detail its assets, liabilities and transactions in accordance with generally accepted accounting principles applied on a consistent basis.
                        The audited financial statements dated December 31, 1997, and the unaudited financial statements dated June 30, 1998, of the Acquired Funds previously delivered to AIM International (the "Acquired Funds Financial Statements") present fairly in all material respects the financial position of the Acquired Funds as at the dates indicated and the results of operations and changes in net assets for the periods then ended in accordance with generally accepted accounting principles applied on a consistent basis for the periods then ended.

         Section 3.4         No Material Adverse Changes; Contingent
                        Liabilities. Since June 30, 1998, no material adverse change has occurred in the financial condition, results of operations, business, assets or liabilities of the Acquired Funds or the status of the Acquired Funds as regulated investment companies under the Code, other than changes resulting from any change in general conditions in the financial or securities markets or the performance of any investments made by the Acquired Funds or occurring in the ordinary course of business of the Acquired Funds or AIM Growth. There are no contingent liabilities of the Acquired Funds not disclosed in the Acquired Funds Financial Statements which are required to be disclosed in accordance with generally accepted accounting principles.

         Section 3.5         Acquired Funds Shares; Liabilities; Business
                        Operations.

         (a) The Acquired Funds Shares have been duly authorized and validly issued and are fully paid and non- assessable.

         (b) There is no plan or intention by the shareholders of the Acquired Funds who own five percent (5%) or more of the Acquired Funds Shares, and to the knowledge of AIM Growth's management the remaining Acquired Funds Shareholders have no present plan or intention, of selling, exchanging, redeeming or otherwise disposing of a number of the Acquiring Funds' Class A Shares or the Acquiring Funds Class B Shares received by them in connection with the Reorganization that would reduce the Acquired Funds Shareholders' ownership of Acquiring Funds Class A Shares and Acquiring Funds Class B Shares to a number of shares having a value, as of the Closing Date, of less than fifty percent (50%) of the value of all of the formerly outstanding Acquired Funds Shares as of the same date. For purposes of this representation, Acquired Funds Shares exchanged for cash or other property or exchanged for cash in lieu of fractional shares of the Acquiring Funds will be treated as outstanding Acquired Funds Shares on the date of the Reorganization. Moreover, Acquired Funds Shares and Acquiring Funds Class A Shares and Acquiring Funds Class B Shares held by Acquired Funds Shareholders and otherwise sold, redeemed or disposed of prior or subsequent to the Reorganization will be considered in making this representation, except for Acquired Funds Shares or Acquiring Funds Class A Shares and Acquiring Funds Class B Shares which have been, or will be, redeemed by an Acquired Fund or an Acquiring Fund in the ordinary course of its business as an open-end, diversified management investment company (or a series thereof) under the Investment Company Act.

         (c) At the time of the Reorganization, the Acquired Funds shall not have outstanding any warrants, options, convertible securities or any other type of right pursuant to which any Person could acquire Acquired Funds Shares, except for the right of investors to acquire Acquired Funds Shares at net asset value in the ordinary course of its business as an open-end diversified management investment company operating under the Investment Company Act.

         (d) From the date it commenced operations and ending on the Closing Date, each of the Acquired Funds will have conducted its historic business within the meaning of Section 1.368-1(d) of the Income Tax Regulations under the Code in a substantially unchanged manner. In anticipation of the Reorganization, each of the Acquired Funds will not dispose of assets that, in the aggregate, will result in less than fifty percent (50%) of its historic business assets being transferred to the Acquiring Funds.

         (e) AIM Growth does not have, and has not had during the six (6) months prior to the date of this Agreement, any employees, and shall not hire any employees from and after the date of this Agreement through the Closing Date.

         Section 3.6         Accountants. PricewaterhouseCoopers, LLP, which
                        has reported upon Acquired Funds Financial Statements for the period ended December 31, 1997, are independent public accountants as required by the Securities Act and the Exchange Act.

         Section 3.7         Binding Obligation.  This Agreement has been duly
                        authorized, executed and delivered by AIM Growth on behalf of the Acquired Funds and, assuming this Agreement has been duly executed and delivered by AIM International and approved by the Acquired Funds

                        Shareholders, constitutes the legal, valid and binding obligation of AIM Growth enforceable against AIM Growth in accordance with its terms from and with respect to the revenues and assets of the Acquired Funds, except as the enforceability hereof may be limited by bankruptcy, insolvency, reorganization or similar laws relating to or affecting creditors' rights generally, or by general equity principles (whether applied in a court of law or a court of equity and including limitations on the availability of specific performance or other equitable remedies).

         Section 3.8         No Breaches or Defaults. The execution and
                        delivery of this Agreement by AIM Growth on behalf of the Acquired Funds and performance by AIM Growth of its obligations hereunder has been duly authorized by all necessary trust action on the part of AIM Growth, other than Acquired Funds Shareholder approval, and (i) do not, and on the Closing Date will not, result in any violation of the Agreement and Declaration of Trust or by-laws of AIM Growth and (ii) do not, and on the Closing Date will not, result in a breach of any of the terms or provisions of, or constitute (with or without the giving of notice or the lapse of time or both) a default under, or give rise to a right of termination, cancellation or acceleration of any obligation or to the loss of a material benefit under, or result in the creation or imposition of any Lien upon any property or assets of the Acquired Funds (except for such breaches or defaults or Liens that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect) under (A) any indenture, mortgage or loan agreement or any other material agreement or instrument to which AIM Growth is a party or by which it may be bound and which relates to the assets of the Acquired Funds or to which any of the Acquired Funds' properties may be subject; (B) any Permit (as defined below); or (C) any existing applicable law, rule, regulation, judgment, order or decree of any Governmental Authority having jurisdiction over AIM Growth or any of the Acquired Funds' properties. AIM Growth is not under the jurisdiction of a court in a Title 11 of the United States Code or similar case within the meaning of Section 368(a)(3)(A) of the Code.

         Section 3.9         Authorizations or Consents. Other than those
                        which shall have been obtained or made on or prior to the Closing Date and those that must be made after the Closing Date to comply with Section 2.5 of this Agreement, no authorization or approval or other action by, and no notice to or filing with, any Governmental Authority will be required to be obtained or made by AIM Growth in connection with the due execution and delivery by AIM Growth of this Agreement and the consummation by AIM Growth of the transactions contemplated hereby.

         Section 3.10        Permits.  AIM Growth has in full force and effect
                        all Federal, state, local and foreign governmental approvals, consents, authorizations, certificates, filings, franchises, licenses, notices, permits and rights (collectively, "Permits") necessary for it to conduct its business as presently conducted as it relates to the Acquired Funds, and there has occurred no default under any Permit, except for the absence of Permits and for defaults under Permits the absence or default of which would not reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect. To the knowledge of AIM Growth there are no proceedings relating to the suspension, revocation or modification of any Permit, except for such that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

         Section 3.11        No Actions, Suits or Proceedings.

         (a) There is no pending action, litigation or proceeding, nor, to the knowledge of AIM Growth, has any litigation been overtly threatened in writing or, if probable of assertion, orally, against AIM Growth before any Governmental Authority which questions the validity or legality of this Agreement or of the actions contemplated hereby or which seeks to prevent the consummation of the transactions contemplated hereby, including the Reorganization.

         (b) There are no judicial, administrative or arbitration actions, suits, or proceedings instituted or pending or, to the knowledge of AIM Growth, threatened in writing or, if probable of assertion, orally, against AIM Growth affecting any property, asset, interest, or right of the Acquired Funds, that could reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect with respect to the Acquired Funds. There are not in existence on the date hereof any plea agreements, judgments, injunctions, consents, decrees, exceptions or orders that were entered by, filed with or issued by Governmental Authority relating to AIM Growth's conduct of the business of the Acquired Funds affecting in any significant respect the conduct of such business. AIM Growth is not, and has not been, to the knowledge of AIM Growth the target of any investigation by the SEC or any state securities administrator with respect to its conduct of the business of the Acquired Funds.

         Section 3.12        Contracts. AIM Growth is not in default under any
                        contract, agreement, commitment, arrangement, lease, insurance policy or other instrument to which it is a party and which involves or affects the assets of the Acquired Funds, by which the assets, business, or operations of the Acquired Funds may be bound or affected, or under which it or the assets, business or operations of the Acquired Funds receives benefits, and which default could reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect, and, to the knowledge of AIM Growth there has not occurred any event that, with the lapse of time or the giving of notice or both, would constitute such a default.

         Section 3.13        Properties and Assets.  The Acquired Funds have
                        good and marketable title to all properties and assets reflected in the Acquired Funds Financial Statements as owned by them, free and clear of all Liens, except as described in the Acquired Funds Financial Statements.

         Section 3.14        Taxes.

         (a) Each of the Acquired Funds has elected to be treated as a regulated investment company under Subchapter M of the Code. Each Acquired Fund has qualified as such for each taxable year since inception and that has ended prior to the Closing Date and will have satisfied the requirements of
Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. Each Acquired Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. In order to (i) insure continued qualification of each Acquired Fund as a "regulated investment company" for tax purposes and (ii) eliminate any tax liability of an Acquired Fund arising by reason of undistributed investment company taxable income or net capital gain, AIM Growth will declare to the Acquired Funds Shareholders of record on or prior to the Closing Date, a dividend or dividends that, together with all previous such dividends shall have the effect of distributing (A) all of each Acquired Fund's investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended December 31, 1998 and for the short taxable year beginning on January 1, 1999 and ending on the Closing Date and
(B) all of each Acquired Fund's net capital gains realized in its taxable year ended December 31, 1998 and in such short taxable year (after reduction for any capital loss carryover).

         (b) Each Acquired Fund has timely filed all Returns required to be filed by it and all Taxes with respect thereto have been paid, except where the failure so to file or so to pay, would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. Adequate provision has been made in the financial statements of each Acquired Fund for all Taxes in respect of all periods ending on or before the date of such financial statements, except where the failure to make such provisions would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No deficiencies for any Taxes have been proposed, assessed or asserted in writing by any taxing authority against either Acquired Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending and no Returns of either Acquired Fund are currently being or have been audited with respect to income taxes or other Taxes by any Federal, state, local, or foreign Tax authority.

         (c) To the best of our knowledge, the fiscal year of each Acquired Fund has not been changed for tax purposes since the date on which it commenced operations.

         Section 3.15        Benefit and Employment Obligations.  On or prior
                        to the Closing Date, the Acquired Funds have no obligation to provide any post-retirement or post-employment benefit to any Person, including but not limited to under any Benefit Plan, and have no obligation to provide unfunded deferred compensation or other unfunded or self-funded benefits to any Person.

         Section 3.16        Brokers.  No broker, finder or similar
                        intermediary has acted for or on behalf of AIM Growth or the Acquired Funds in connection with this Agreement or the transactions contemplated hereby, and no broker, finder, agent or similar intermediary is entitled to any broker's, finder's or similar fee or other commission in connection therewith based on any agreement, arrangement or understanding with AIM Growth or any action taken by it.

         Section 3.17        Voting Requirements. The vote of a majority of
                        the Acquired Funds Shares cast at a meeting at which a quorum is present (the "Required Acquired Funds Shareholder Vote") are the only votes of the holders of any class or series of shares of beneficial interest of the Acquired Funds necessary to approve this Agreement and the transactions contemplated by this Agreement.

         Section 3.18        State Takeover Statutes.  No state takeover
                        statute or similar statute or regulation applies or purports to apply to the Reorganizations, this Agreement or any of the transactions contemplated by this Agreement.

         Section 3.19        Books and Records.  The books and records of AIM
                        Growth relating to the Acquired Funds, reflecting, among other things, the purchase and sale of Acquired Funds Shares by Acquired Funds Shareholders, the number of issued and outstanding shares owned by each Acquired Funds Shareholder and the state or other jurisdiction in which such shares were offered and sold, are complete and accurate in all material respects.

         Section 3.20        Prospectus and Statement of Additional
                        Information. The current prospectus and statement of additional information for the Acquired Funds as of the date on which they were issued did not contain, and as supplemented by any supplement thereto dated prior to or on the Closing Date, do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

         Section 3.21        No Distribution.  The Acquiring Funds Class A
                        Shares and the Acquiring Funds Class B Shares are not being acquired for the purpose of any distribution thereof, other than in accordance with the terms of this Agreement.

         Section 3.22        Liabilities of the Acquired Funds.  The
                        liabilities of each Acquired Fund that are to be assumed by the Acquiring Funds in connection with the Reorganizations, or which the assets of the Acquired Funds to be transferred in the Reorganizations are subject, were incurred by such Acquired Fund in the ordinary course of its business. The fair market value of the assets of each Acquired Fund to be transferred to an Acquiring Fund in the Reorganizations will equal or exceed the sum of the liabilities to be assumed by such Acquiring Fund plus the amount of liabilities, if any, to which such transferred assets will be subject.

         Section 3.23        Value of Shares.  The fair market value of the
                        Acquiring Funds Class A Shares received by the Acquired Funds Shareholders in each Reorganization will be approximately equal to the fair market value of the Acquired Funds Class A shares and the Acquired Funds Advisor Class shares constructively surrendered in exchange therefor, and the fair market value of the Acquiring Funds Class B Shares received by the Acquired Funds Shareholders in each Reorganization will be approximately equal to the fair market value of the Acquired Funds Class B shares constructively surrendered therefor.

         Section 3.24        Shareholder Expenses.  The Acquired Funds
                        Shareholders will pay their own expenses, if any, incurred in connection with the Reorganizations.

         Section 3.25        Intercompany Indebtedness. There is no
                        intercompany indebtedness between AIM Growth and AIM International that was issued, acquired, or will be settled, at a discount.


                                   ARTICLE 4
              REPRESENTATIONS AND WARRANTIES OF AIM INTERNATIONAL

         AIM International, on behalf of the Acquiring Funds, represents and warrants to AIM Growth as follows:

         Section 4.1         Organization; Authority. AIM International is
                        duly organized, validly existing and in good standing under the Maryland General Corporation Law, with all requisite corporate power and authority to enter into this Agreement and perform its obligations hereunder.

         Section 4.2         Registration and Regulation of AIM International.
                        AIM International is registered with the SEC under the Investment Company Act as an open-end, management, series, investment company. The Acquiring Funds are in compliance in all material respects with all applicable laws, rules and regulations, including without limitation the Investment Company Act, the Securities Act, the Exchange Act and all applicable state securities laws. The Acquiring Funds are in compliance in all material respects with the applicable investment policies and restrictions set forth in the AIM International Registration Statement currently in effect. The value of the net assets of the Acquiring Funds are determined using portfolio valuation methods that comply in all material respects with the requirements of the Investment Company Act.

         Section 4.3         Financial Statements.  The books of account and
                        related records of the Acquiring Funds fairly reflect in reasonable detail its assets, liabilities and transactions in accordance with generally accepted accounting principles applied on a consistent basis.
                        The audited financial statements dated December 31, 1997, and the unaudited financial statements dated June 30, 1998, of the Acquiring Funds previously delivered to AIM Growth (the "Acquiring Funds Financial Statements") present fairly in all material respects the financial position of the Acquiring Funds as at the dates indicated and the results of operations and changes in net assets for the periods then ended in accordance with generally accepted accounting principles applied on a consistent basis for the periods then ended.

         Section 4.4         No Material Adverse Changes; Contingent
                        Liabilities. Since June 30, 1998, no material adverse change has occurred in the financial condition, results of operations, business, assets or liabilities of the Acquiring Funds or the status of the Acquiring Funds as investment companies under the Code, other than changes resulting from any change in general conditions in the financial or securities markets or the performance of any investments made by the Acquiring Funds or occurring in the ordinary course of business of the Acquiring Funds or AIM International. There are no contingent liabilities of the Acquiring Funds not disclosed in the Acquiring Funds Financial Statements which are required to be disclosed in accordance with generally accepted accounting principles.

         Section 4.5 Registration of Acquiring Funds Class A Shares and Acquiring Funds Class B Shares.

         (a) The capital stock of AIM International is divided into six portfolios, including the Acquiring Funds. The Acquiring Funds currently have three classes of shares, Class A shares, Class B shares and Class C shares. Under its Charter, AIM International is authorized to issue 200,000,000 Class A shares and 200,000,000 Class B shares of the Acquiring Funds.

         (b) The Acquiring Funds Class A Shares and the Acquiring Funds Class B Shares to be issued pursuant to Section 2.6 shall on the Closing Date be duly registered under the Securities Act by a Registration Statement on Form N-14 of AIM International then in effect.

         (c) The Acquiring Funds Class A Shares and the Acquiring Funds Class B Shares to be issued pursuant to Section 2.6 are duly authorized and on the Closing Date will be validly issued and fully paid and non-assessable and will conform to the description thereof contained in the Registration Statement on Form N-14 then in effect. At the time of the Reorganizations, the Acquiring Funds shall not have outstanding any warrants, options, convertible securities or any other type of right pursuant to which any Person could acquire Acquiring Funds Class A or Acquiring Funds Class B shares, except for the right of investors to acquire Acquiring Funds Class A Shares or Acquiring Funds Class B Shares at net asset value in the normal course of its business as an open-ended diversified management investment company operating under the Investment Company Act.

         (d) The combined proxy statement/prospectus (the "Combined Proxy Statement/Prospectus") which forms a part of AIM International's Registration Statement on Form N-14 shall be furnished to AIM Growth and Acquired Funds Shareholders entitled to vote at the Acquired Funds Shareholders Meeting. The Combined Proxy Statement/Prospectus and related Statement of Additional Information of the Acquiring Funds, when they become effective, shall conform to the applicable requirements of the Securities Act and the Investment Company Act and shall not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading, provided, however, that no representation or warranty is made with respect to written information provided by AIM Growth for inclusion in the Combined/Proxy Statement/Prospectus.

         (e) The shares of the Acquiring Funds which have been or are being offered for sale (other than Acquiring Funds Class A Shares and Acquiring Funds Class B Shares to be issued in connection with the Reorganization) have been duly registered under the Securities Act by the AIM International Registration Statement then in effect and have been duly registered, qualified or are exempt from registration or qualification under the securities laws of each state or other jurisdiction in which such shares have been or are being offered for sale, and no action has been taken by AIM International to revoke or rescind any such registration or qualification.

         Section 4.6         Accountants.  KPMG Peat Marwick LLP, which has
                        reported upon the Acquiring Funds Financial Statements for the period ended December 31, 1997, are independent public accountants as required by the Securities Act and the Exchange Act.

         Section 4.7         Binding Obligation.  This Agreement has been duly
                        authorized, executed and delivered by AIM International on behalf of the Acquiring Funds and, assuming this Agreement has been duly executed and delivered by AIM Growth, constitutes the legal, valid and binding obligation of AIM International, enforceable against AIM International in accordance with its terms from and with respect to the revenues and assets of the Acquiring Funds, except as the enforceability hereof may be limited by bankruptcy, insolvency, reorganization or similar laws relating to or affecting creditors' rights generally, or by general equity principles (whether applied in a court or law or a court of equity and including limitations on the availability of specific performance or other equitable remedies).

         Section 4.8         No Breaches or Defaults. The execution and
                        delivery of this Agreement by AIM International on behalf of the Acquiring Funds and performance by AIM International of its obligations hereunder have been duly authorized by all necessary corporate action on the part of AIM International and (i) do not, and on the Closing Date will not, result in any violation of the Charter or by-laws, of AIM International and (ii) do not, and on the Closing Date will not, result in a breach of any of the terms or provisions of, or constitute (with or without the giving of notice or the lapse of time or both) a default under, or give rise to a right of termination, cancellation or acceleration of any obligation or to the loss of a material benefit under, or result in the creation or imposition of any Lien upon any property or assets of the Acquiring Funds (except for such breaches or defaults or Liens that would not reasonably be expected, individually or in the aggregate, to adversely affect the consummation of the Reorganization) under (A) any indenture, mortgage or loan or any other material agreement or instrument to which AIM International is a party or by which it may be bound which relates to the assets of Acquiring Funds or to which any properties of the Acquiring Funds may be subject; (B) any Permit; or (C) any existing applicable law, rule, regulation, judgment, order or decree of any Governmental Authority having jurisdiction over AIM International or any of the Acquiring Funds's properties.

         Section 4.9         Authorizations or Consents. Other than those
                        which shall have been obtained or made on or prior to the Closing Date, no authorization or approval or other action by, and no notice to or filing with, any Governmental Authority will be required to be obtained or made by AIM International in connection with the due execution and delivery by AIM International of this Agreement and the consummation by AIM International of the transactions contemplated hereby.

         Section 4.10        Permits.  AIM International has in full force and
                        effect all Permits necessary for it to conduct its business as presently conducted as it relates to the Acquiring Funds, and there has occurred no default under any Permit, except for the absence of Permits and for defaults under Permits the absence or default of which would not reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect. To the knowledge of AIM International there are no proceedings relating to the suspension, revocation or modification of any Permit, except for such that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

         Section 4.11        No Actions, Suits or Proceedings.

         (a) There is no pending action, suit or proceeding, nor, to the knowledge of AIM International, has any litigation been overtly threatened in writing or, if probable of assertion, orally, against AIM International before any Governmental Authority which questions the validity or legality of this Agreement or of the transactions contemplated hereby, or which seeks to prevent the consummation of the transactions contemplated hereby, including the Reorganization.

         (b) There are no judicial, administrative or arbitration actions, suits, or proceedings instituted or pending or, to the knowledge of AIM International, threatened in writing or, if probable of assertion, orally, against AIM International, affecting any property, asset, interest, or right of the Acquiring Funds, that could reasonably be expected to have, individually or in the aggregate, a Material Adverse Effect with respect to the Acquiring Funds. There are not in existence on the date hereof any plea agreements, judgments, injunctions, consents, decrees, exceptions or orders that were entered by, filed with or issued by Governmental Authority relating to AIM International's conduct of the business of the Acquiring Funds affecting in any significant respect the conduct of such business. AIM International is not, and has not been, to the knowledge of AIM International, the target of any investigation by the SEC or any state securities administrator with respect to its conduct of the business of the Acquiring Funds.

         Section 4.12        Taxes.

         (a) Each Acquiring Fund has elected to be treated as a regulated investment company under Subchapter M of the Code. Each Acquiring Fund has qualified as such for each taxable year since inception that has ended prior to the Closing Date and will satisfy the requirements of Part I of Subchapter M of the Code to maintain such qualification for its current taxable year.

         (b) Each Acquiring Fund has timely filed all Returns required to be filed by it and all Taxes with respect thereto have been paid, except where the failure so to file or so to pay, would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. Adequate provision has been made in the financial statements of each Acquiring Fund for all Taxes in respect of all periods ending on or before the date of such financial statements, except where the failure to make such provisions would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No deficiencies for any Taxes have been proposed, assessed or asserted in writing by any taxing authority against either Acquiring Fund, and no deficiency has been proposed, assessed or asserted, in writing, where such deficiency would reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect. No waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending and no Return of either Acquiring Fund is currently being or has been audited with respect to income taxes or other Taxes by any Federal, state, local, or foreign Tax authority.

         (c) The fiscal year of each Acquiring Fund has not been changed for tax purposes since the date on which it commenced operations.

         Section 4.13        Brokers.  No broker, finder or similar
                        intermediary has acted for or on behalf of AIM International or the Acquiring Funds in connection with this Agreement or the transactions contemplated hereby, and no broker, finder, agent or similar intermediary is entitled to any broker's, finder's or similar fee or other commission in connection therewith based on any agreement, arrangement or understanding with AIM International or any action taken by it.

         Section 4.14        Representations Concerning the Reorganization.

         (a) The Acquiring Funds do not own directly or indirectly, nor will they have owned at any time during the five-year period ending on the Closing Date, any shares of the Acquired Funds.

         (b) AIM International has no plan or intention to reacquire any of the Acquiring Funds Class A Shares or the Acquiring Funds Class B Shares issued in the Reorganization, except to the extent that each Acquiring Fund is required by the Investment Company Act to redeem any of its shares presented for redemption at net asset value in the ordinary course of its business as an open-end, management investment company.

         (c) Each Acquiring Fund has no plan or intention to sell or otherwise dispose of any of the assets of the Acquired Funds acquired in the Reorganization, other than in the ordinary course of its business and to the extent necessary to maintain its status as a "regulated investment company" under the Code.

         (d) Following the Reorganizations, each Acquiring Fund will continue the "historic business" (within the meaning of Section 1.368-1(d) of the Income Tax Regulations under the Code) of the Acquired Fund from which such Acquiring Fund acquired assets in the Reorganization or use a significant portion of such Acquired Fund's historic business assets in a business.

         Section 4.15        Prospectus and Statement of Additional
                        Information. The current prospectuses and statements of additional information for the Acquiring Funds as of the date on which they were issued did not contain, and as supplemented by any supplement thereto dated prior to or on the Closing Date do not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

         Section 4.16        Value of Shares.  The fair market value of the
                        Acquiring Funds' Class A Shares received by the Acquired Funds Shareholders will be approximately equal to the fair market value of the Acquired Funds' Class A shares and Advisor Class shares constructively surrendered in exchange therefor, and the fair market value of the Acquiring Funds Class B Shares received by the Acquired Funds Shareholders will be approximately equal to the fair market value of the Acquired Funds Class B shares constructively surrendered therefor.

         Section 4.17        Intercompany Indebtedness; Consideration.  There
                        is no intercompany indebtedness between AIM Growth and AIM International that was issued or acquired, or will be settled, at a discount. No consideration other than the Acquiring Funds Class A Shares and Acquiring Funds Class B Shares (and each Acquiring Fund's assumption of an Acquired Fund's liabilities, including for this purpose all liabilities to which the assets of each respective Acquired Fund are subject) will be issued in exchange for the assets of the Acquired Funds respectively acquired by the Acquiring Funds in connection with the Reorganizations. The fair market value of the assets of each Acquired Fund transferred to an Acquiring Fund in the Reorganizations will equal or exceed the sum of the liabilities assumed by such Acquiring Fund, plus the amount of liabilities, if any, to which such transferred assets are subject.


                                   ARTICLE 5
                                   COVENANTS

         Section 5.1         Conduct of Business.

         (a) From the date of this Agreement up to and including the Closing Date (or, if earlier, the date upon which this Agreement is terminated pursuant to Article 7), AIM Growth shall conduct the business of the Acquired Funds only in the ordinary course and substantially in accordance with past practices, and shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business of the

Acquired Funds in the ordinary course in all material respects. Without limiting the generality of the foregoing, AIM Growth shall not do any of the following with respect to the Acquired Funds without the prior written consent of AIM International, which consent shall not be unreasonably withheld:

                 (i) split, combine or reclassify any of its shares of beneficial interest or issue or authorize the issuance of any other securities in respect of, in lieu of or in substitution for its shares of beneficial interest;

                 (ii) amend its Agreement and Declaration of Trust or by-laws;

                 (iii) acquire or agree to acquire by merging or consolidating with, or by purchasing a substantial portion of the assets of, or by any other manner, any business or any corporation, partnership, joint venture, association or other business organization or division thereof or any assets that are material, individually or in the aggregate, to the Acquired Funds taken as a whole, except purchases of assets in the ordinary course of business consistent with past practice;

                 (iv) sell, lease or otherwise dispose of any of its material properties or assets, or mortgage or otherwise encumber or subject to any Lien any of its material properties or assets, other than in the ordinary course of business;

                 (v) incur any indebtedness for borrowed money or guarantee any indebtedness of another Person, issue or sell any debt securities or warrants or other rights to acquire any debt securities of the Acquired Funds, guarantee any debt securities of another Person, enter into any "keep well" or other agreement to maintain any financial statement condition of another Person, or enter into any arrangement having the economic effect of any of the foregoing;

                 (vi) settle or compromise any material income tax liability or make any material tax election;

                 (vii) pay, discharge or satisfy any material claims, liabilities or obligations (absolute, accrued, asserted or unasserted, contingent or otherwise), other than in the ordinary course of business;

                 (viii) change its methods of accounting, except as required by changes in generally accepted accounting principles as concurred in by its independent auditors, or change its fiscal year;

                 (ix) make or agree to make any material severance, termination, indemnification or similar payments except pursuant to existing agreements; or

                 (x) adopt any Benefit Plan.

         (b) From the date of this Agreement up to and including the Closing Date (or, if earlier, the date upon which this Agreement is terminated pursuant to Article 7), AIM International shall conduct the business of the Acquiring Funds only in the ordinary course and substantially in accordance with past practices, and shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business relations necessary to conduct the business operations of the Acquiring Funds in the ordinary course in all material respects.

         Section 5.2         Announcements. AIM Growth and AIM International
                        shall consult with each other before issuing any press release or otherwise making any public statements with respect to this Agreement and the transactions contemplated by this Agreement, and neither AIM Growth nor AIM International shall issue any such press release or make any public statement without the prior written approval of the other party to this Agreement, such approval not to be unreasonably withheld, except as may be required by law.

         Section 5.3         Expenses.  The Acquired Funds and the Acquiring
                        Funds shall each bear the expenses they incur in connection with this Agreement and the Reorganizations and other transactions contemplated hereby.

         Section 5.4         Further Assurances.  Each of the parties hereto
                        shall execute such documents and other papers and perform such further acts as may be reasonably required to carry out the provisions hereof and the transactions contemplated hereby. Each such party shall, on or prior to the Closing Date, use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to the consummation of the Reorganizations, including the execution and delivery of any documents, certificates, instruments or other papers that are reasonably required for the consummation of the Reorganizations.

         Section 5.5         Notice of Events.  AIM International shall give
                        prompt notice to AIM Growth, and AIM Growth shall give prompt notice to AIM International, of (a) the occurrence or nonoccurrence of any event which to the knowledge of AIM International or to the knowledge of AIM Growth, the occurrence or non-occurrence of which would be likely to result in any of the conditions specified in (i) in the case of AIM Growth, Sections 6.1 and 6.2 or (ii) in the case of AIM International, Sections 6.2 and 6.3, not being satisfied so as to permit the consummation of the Reorganizations and (b) any material failure on its part, or on the part of the other party hereto of which it has knowledge, to comply with or satisfy any covenant, condition or agreement to be complied with or satisfied by it hereunder; provided, however, that the delivery of any notice pursuant to this Section 5.5 shall not limit or otherwise affect the remedies available hereunder to any party.

         Section 5.6         Access to Information.

         (a) AIM Growth will, during regular business hours and on reasonable prior notice, allow AIM International and its authorized representatives reasonable access to the books and records of AIM Growth pertaining to the assets of the Acquired Funds and to officers of AIM Growth knowledgeable thereof; provided, however, that any such access shall not significantly interfere with the business or operations of AIM Growth.

         (b) AIM International will, during regular business hours and on reasonable prior notice, allow AIM Growth and its authorized representatives reasonable access to the books and records of AIM International pertaining to the assets of the Acquiring Funds and to officers of AIM International knowledgeable thereof; provided, however, that any such access shall not significantly interfere with the business or operations of AIM International.

         Section 5.7         Consents, Approvals and Filings.  Each of AIM
                        Growth and AIM International shall make all necessary filings, as soon as reasonably practicable, including, without limitation, those required under the Securities Act, the Exchange Act, the Investment Company Act and the Advisers Act, in order to facilitate prompt consummation of the Reorganizations and the other transactions contemplated by this Agreement. In addition, each of AIM Growth and AIM International shall use its reasonable best efforts, and shall cooperate fully with each other (i) to comply as promptly as reasonably practicable with all requirements of Governmental Authorities applicable to the Reorganizations and the other transactions contemplated herein and (ii) to obtain as promptly as reasonably practicable all necessary permits, orders or other consents of Governmental Authorities and consents of all third parties necessary for the consummation of the Reorganizations and the other transactions contemplated herein. Each of AIM Growth and AIM International shall use reasonable efforts to provide such information and communications to Governmental Authorities as such Governmental Authorities may request.

         Section 5.8         Submission of Agreement to Shareholders.  AIM
                        Growth shall take all action necessary in accordance with applicable law and its Agreement and Declaration of Trust and by-laws to convene the Acquired Funds Shareholders Meeting. AIM Growth shall, through its Board of Trustees, recommend to the Acquired Funds Shareholders approval of this Agreement and the transactions contemplated by this Agreement. AIM Growth shall use its reasonable best efforts to hold the Acquired Funds Shareholders Meeting as soon as practicable after the date hereof.


                                   ARTICLE 6
                   CONDITIONS PRECEDENT TO THE REORGANIZATION

         Section 6.1         Conditions Precedent of AIM International. The
                        obligation of AIM International to consummate the Reorganizations is subject to the satisfaction, at or prior to the Closing Date, of all of the following conditions, any one or more of which may be waived in writing by AIM International.

         (a) The representations and warranties of AIM Growth on behalf of the Acquired Funds set forth in this Agreement shall be true and correct in all material respects as of the date of this Agreement and as of the Closing Date with the same effect as though all such representations and warranties had been made as of the Closing Date.

         (b) AIM Growth shall have complied with and satisfied in all material respects all agreements and conditions set forth herein on its part to be performed or satisfied at or prior to the Closing Date.

         (c) AIM International shall have received at the Closing Date (i) a certificate, dated as of the Closing Date, from an officer of AIM Growth on behalf of AIM Growth, in such individual's capacity as an officer of AIM Growth and not as an individual, to the effect that the conditions specified in
Section 6.1(a) and (b) have been satisfied and (ii) a certificate, dated as of the Closing Date, from the Secretary or Assistant Secretary of AIM Growth certifying as to the accuracy and completeness of the attached Agreement and Declaration of Trust and by-laws of AIM Growth, and resolutions, consents and authorizations of or regarding AIM Growth, with respect to the execution and delivery of this Agreement and the transactions contemplated hereby.

         (d) AIM International shall have received the signed opinion of Kirkpatrick & Lockhart LLP, counsel to AIM Growth, or other counsel reasonably acceptable to AIM International, in form and substance reasonably acceptable to counsel for AIM International, as to the matters set forth in Schedule 6.1(d).

         (e)     The dividend or dividends described in the last sentence of
Section 3.14(a) shall have been declared.

         Section 6.2         Mutual Conditions. The obligations of AIM Growth
                        and AIM International to consummate the Reorganizations are subject to the satisfaction, at or prior to the Closing Date, of all of the following further conditions, any one or more may be waived in writing by AIM Growth, and AIM International, but only if and to the extent that such waiver is mutual.

         (a) All filings required to be made prior to the Closing Date with, and all consents, approvals, permits and authorizations required to be obtained on or prior to the Closing Date from Governmental Authorities, in connection with the execution and delivery of this Agreement and the consummation of the transactions contemplated herein by AIM Growth and AIM International shall have been made or obtained, as the case may be; provided, however, that such consents, approvals, permits and authorizations may be subject to conditions that would not reasonably be expected, individually or in the aggregate, to have a Material Adverse Effect.

         (b) This Agreement, the Reorganization of AIM International Growth Fund and related matters shall have been approved and adopted at the Acquired Funds Shareholders Meeting by the shareholders of AIM International Growth Fund on the record date by the Required Acquired Funds Shareholder Vote, and this Agreement, the Reorganization of AIM Worldwide Growth Fund and related matters shall have been approved and adopted at the Acquired Funds Shareholders Meeting by the shareholders of AIM Worldwide Growth Fund on the record date by the Required Acquired Funds Shareholder Vote.

         (c) The assets of each of the Acquired Funds to be acquired by the respective Acquiring Funds shall constitute at least 90% of the fair market value of the net assets and at least 70% of the fair market value of the gross assets held by such Acquired Fund immediately prior to the Reorganization. For purposes of this Section 6.2(c), assets used by an Acquired Fund to pay the expenses it incurs in connection with this Agreement and the Reorganization and to effect all shareholder redemptions and distributions (other than regular, normal dividends and regular, normal redemptions pursuant to the Investment Company Act, and not in excess of the requirements of Section 852 of the Code, occurring in the ordinary course of such Acquired Fund's business as an open-end diversified management investment company) after the date of this Agreement shall be included as assets of such Acquired Fund held immediately prior to the Reorganization.

         (d) No temporary restraining order, preliminary or permanent injunction or other order issued by any Governmental Authority preventing the consummation of the Reorganizations on the Closing Date shall be in effect; provided, however, that the party or parties invoking this condition shall use reasonable efforts to have any such order or injunction vacated.

         (e) The Registration Statement on Form N-14 filed by AIM International with respect to the Acquiring Funds Class A Shares and the Acquiring Funds Class B Shares to be issued to Acquired Funds Shareholders in connection with the Reorganizations shall have become effective under the Securities Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act.

         (f) AIM Growth and AIM International shall have received on or before the Closing Date an opinion of Ballard Spahr Andrews & Ingersoll, LLP in form, scope and substance satisfactory to AIM Growth and AIM International, set forth on Schedule 6.2(f).

         (g)     The dividend or dividends described in the last sentence of
Section 3.14(a) shall have been declared.

         Section 6.3         Conditions Precedent of AIM Growth. The
                        obligation of AIM Growth to consummate the Reorganization is subject to the satisfaction, at or prior to the Closing Date, of all of the following conditions, any one or more of which may be waived in writing by AIM Growth.

         (a) The representations and warranties of AIM International on behalf of the Acquiring Funds set forth in this Agreement shall be true and correct in all material respects as of the date of this Agreement and as of the Closing Date with the same effect as though all such representations and warranties had been made as of the Closing Date.

         (b) AIM International shall have complied with and satisfied in all material respects all agreements and conditions set forth herein on its part to be performed or satisfied at or prior to the Closing Date.

         (c) AIM Growth shall have received on the Closing Date (i) a certificate, dated as of the Closing Date, from an officer of AIM International on behalf of AIM International, in such individual's capacity as an officer of AIM International and not as an individual, to the effect that the conditions specified in Sections 6.3(a) and (b) have been satisfied and (ii) a certificate, dated as of the Closing Date, from the Secretary or Assistant Secretary of AIM International certifying as to the accuracy and completeness of the attached Charter and by-laws, as amended, of AIM International and resolutions, consents and authorizations of or regarding AIM International with respect to the execution and delivery of this Agreement and the transactions contemplated hereby.

         (d) AIM Growth shall have received the signed opinion of Ballard Spahr Andrews & Ingersoll, LLP, counsel to AIM International, or other counsel reasonably acceptable to AIM Growth, in form and substance reasonably acceptable to counsel for AIM International, as to the matters set forth on
Schedule 6.3(d).

         Section 6.4         Transactions Independent. AIM International and
                        AIM Growth agree that consummation of the Reorganization of AIM International Growth Fund is not conditioned upon consummation of the Reorganization of AIM Worldwide Growth Fund, and that consummation of the Reorganization of AIM Worldwide Growth is not conditioned upon consummation of the Reorganization of AIM International Growth Fund. Accordingly, the occurrence or non-occurrence of an event that would result in any of the conditions precedent to the Reorganization of AIM International Fund not being satisfied will not absolve the parties of their obligation under this Agreement to consummate the Reorganization of AIM Worldwide Growth Fund (assuming that all of the conditions precedent to the Reorganization of AIM Worldwide Growth Fund had been satisfied), and the occurrence or non-occurrence of an event that would result in any of the conditions precedent to the Reorganization of AIM Worldwide Growth Fund not being satisfied will not absolve the parties of their obligation under this Agreement to consummate the Reorganization of AIM International Growth Fund (assuming that all of the conditions precedent to the Reorganization of AIM International Growth Fund have been satisfied).


                                   ARTICLE 7
                            TERMINATION OF AGREEMENT

         Section 7.1         Termination.

         (a) This Agreement may be terminated in whole or with respect to one of the Reorganizations described herein on or prior to the Closing Date as follows:

                 (i) by mutual written consent of AIM Growth and AIM International; or

                 (ii)        at the election of AIM Growth or AIM International:

                             (A) if the Closing Date shall not be on or before April 30, 1999, or such later date as the parties hereto may agree upon, unless the failure to consummate the Reorganizations is the result of a willful and material breach of this Agreement by the party seeking to terminate this Agreement;

                             (B)   if, upon a vote at Acquired Funds
                 Shareholders Meeting or any adjournment thereof, the Required Acquired Funds Shareholder Vote shall not have been obtained as contemplated by Section 5.8; or

                             (C) if any Governmental Authority shall have issued an order, decree or ruling or taken any other action permanently enjoining, restraining or otherwise prohibiting the Reorganizations and such order, decree, ruling or other action shall have become final and nonappealable.

         (b) The termination of this Agreement shall be effectuated by the delivery by the terminating party to the other party of a written notice of such termination.

         Section 7.2         Survival After Termination. If this Agreement is
                        terminated in accordance with Section 7.1 hereof and the transactions contemplated hereby are not consummated, this Agreement shall become void and of no further force and effect, except for the provisions of Section 5.3.


                                   ARTICLE 8
                                 MISCELLANEOUS

         Section 8.1         Survival of Representations and Warranties. The
                        representations, warranties and covenants in this Agreement or in any certificate or instrument delivered pursuant to this Agreement shall survive the consummation of the transactions contemplated hereunder for a period of three (3) years following the Closing Date.

         Section 8.2         Law Governing.  This Agreement shall be construed
                        and interpreted according to the laws of the State of Delaware applicable to contracts made and to be performed wholly within such state.

         Section 8.3         Binding Effect, Persons Benefitting, No
                        Assignment. This Agreement shall inure to the benefit of and be binding upon the parties hereto and the respective successors and assigns of the parties and such Persons. Nothing in this Agreement is intended or shall be construed to confer upon any entity or Person other than the parties hereto and their respective successors and permitted assigns any right, remedy or claim under or by reason of this Agreement or any part hereof. Without the prior written consent of the parties hereto, this Agreement may not be assigned by any of the parties hereto.

         Section 8.4         Obligations of AIM International and AIM Growth.

         (a) AIM Growth and AIM International hereby acknowledge and agree that the Acquiring Funds are separate investment portfolios of AIM International, that AIM International is executing this Agreement on behalf of the Acquiring Funds, and that any amounts payable by AIM International under or in connection with this Agreement shall be payable solely from the revenues and assets of the Acquiring

Funds. AIM Growth further acknowledges and agrees that this Agreement has been executed by a duly authorized officer of AIM International in his or her capacity as an officer of AIM International intending to bind AIM International as provided herein, and that no officer, director or shareholder of AIM International shall be personally liable for the liabilities or obligations of AIM International incurred hereunder.

         (b) AIM Growth and AIM International hereby acknowledge and agree that the Acquired Funds are separate investment portfolios of AIM Growth, that AIM Growth is executing this Agreement on behalf of the Acquired Funds and that any amounts payable by AIM Growth under or in connection with this Agreement shall be payable solely from the revenues and assets of the Acquired Funds.
AIM International further acknowledges and agrees that this Agreement has been executed by a duly authorized officer of AIM Growth in his or her capacity as an officer of AIM Growth intending to bind AIM Growth as provided herein, and that no officer, trustee or shareholder of AIM Growth shall be personally liable for the liabilities of AIM Growth incurred hereunder.

         Section 8.5        Amendments.  This Agreement may not be amended,
                        altered or modified except by a written instrument executed by AIM Growth and AIM International.

         Section 8.6         Enforcement.  The parties agree irreparable
                        damage would occur in the event that any of the provisions of this Agreement were not performed in accordance with their specific terms or were otherwise breached. It is accordingly agreed that the parties shall be entitled to an injunction or injunctions to prevent breaches of this Agreement and to enforce specifically the terms and provisions of this Agreement in any court of the United States or any state having jurisdiction, in addition to any other remedy to which they are entitled at law or in equity.

         Section 8.7         Interpretation.  When a reference is made in this
                        Agreement to a Section or Schedule, such reference shall be to a Section of, or a Schedule to, this Agreement unless otherwise indicated. The table of contents and headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. Whenever the words "include", "includes" or "including" are used in this Agreement, they shall be deemed to be followed by the words "without limitation". Each representation and warranty contained in Article 3 or 4 that relates to a general category of a subject matter shall be deemed superseded by a specific representation and warranty relating to a subcategory thereof to the extent of such specific representation or warranty.

         Section 8.8         Counterparts.  This Agreement may be executed in
                        counterparts, each of which shall be deemed an original and each of which shall constitute one and the same instrument.

         Section 8.9         Entire Agreement; Schedules. This Agreement,
                        including the Schedules, certificates and lists referred to herein, and any documents executed by the parties simultaneously herewith or pursuant thereto, constitute the entire understanding and agreement of the parties hereto with respect to the subject matter hereof and supersedes all other prior agreements and understandings, written or oral, between the parties with respect to such subject matter.

         Section 8.10        Notices.  All notices, requests, demands and
                        other communications hereunder shall be in writing and shall be deemed to have been duly given when delivered by hand or by overnight courier, two days after being sent by registered mail, return receipt requested, or when sent by telecopier (with receipt confirmed), provided, in the case of a telecopied notice, a copy is also sent by registered mail, return receipt requested, or by courier, addressed as follows (or to such other address as a party may designate by notice to the other):

         (a)     If to AIM Growth:

                 AIM Growth Series
                 11 Greenway Plaza, Suite 100
                 Houston, Texas  77046-1173
                 Attn:  Carol F. Relihan, Esq.
                 Fax: (713) 993-9185

                 with a copy to:

                 Ballard Spahr Andrews & Ingersoll, LLP
                 1735 Market Street, 51st Floor
                 Philadelphia, Pennsylvania  19103-7599
                 Attn:  William H. Rheiner, Esq.
                 Fax:  (215) 864-8999

         (b)     If to AIM International:

                 AIM International Funds, Inc.
                 11 Greenway Plaza, Suite 100
                 Houston, Texas  77046-1173
                 Attn:  Carol F. Relihan, Esq.
                 Fax: (713) 993-9185
                 with a copy to:

                 Ballard Spahr Andrews & Ingersoll, LLP
                 1735 Market Street, 51st Floor
                 Philadelphia, Pennsylvania  19103-7599
                 Attn:  William H. Rheiner, Esq.
                 Fax:  (215) 864-8999

         Section 8.11        Representations by AIM Advisors.  In its capacity
                        as investment adviser to AIM Growth, AIM Advisors represents to AIM International that to the best of its knowledge the representations and warranties of AIM Growth and the Acquired Funds contained in this Agreement are true and correct as of the date of this Agreement. In its capacity as investment adviser to AIM International, AIM Advisors represents to AIM Growth that to the best of its knowledge the representations and warranties of AIM International and the Acquiring Funds contained in this Agreement are true and correct as of the date of this Agreement. For purposes of this
                        Section 8.11, the best knowledge standard shall be deemed to mean that the officers of AIM Advisors who have substantive responsibility for the provision of investment advisory services to AIM Growth and AIM International do not have actual knowledge to the contrary.

                 IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed as of the day and year first above written.


                                      AIM GROWTH SERIES, acting
                                      on behalf of AIM International Growth
                                      Fund and AIM World Wide Growth Fund



                                      By:
                                          -------------------------------------


                                      AIM INTERNATIONAL FUNDS, INC., acting
                                      on behalf of AIM International Equity
                                      Fund and AIM Global Growth Fund



                                      By:
                                          -------------------------------------


                                      A I M Advisors, Inc.



                                      By:
                                          -------------------------------------

                                Schedule 6.1(d)

                    Opinion of Counsel to AIM International


         1. AIM International is a corporation validly existing and in good standing under the Maryland General Corporation Law.

         2. AIM International is an open-end, management investment company registered under the Investment Company Act of 1940.

         3. The execution, delivery and performance of the Agreement by AIM International have been duly authorized and approved by all requisite corporate action on the part of AIM International. The Agreement has been duly executed and delivered by AIM International and constitutes the valid and binding obligation of the Acquired Funds.

         4. The Acquired Funds Shares outstanding on the date hereof have been duly authorized and validly issued, are fully paid and are non-assessable.

         5. AIM International is not required to submit any notice, report or other filing with or obtain any authorization, consent or approval from any governmental authority or self regulatory organization prior to the consummation of the transactions contemplated by the Agreement.


         We confirm to you that to our knowledge after inquiry of each lawyer who is the current primary contact for AIM International or who has devoted substantive attention on behalf of AIM International during the preceding twelve months and who is still currently employed by or is currently a member of this firm, no litigation or governmental proceeding is pending or threatened in writing against the Acquired Funds (i) with respect to the Agreement or (ii) which involves in excess of $500,000 in damages.

                                Schedule 6.2(f)

                                  Tax Opinions


         (i) The transfer of the assets of each of the Acquired Funds to each respective Acquiring Fund in exchange for the Acquiring Funds Shares distributed directly to the Acquired Funds Shareholders, as provided in the Agreement, will constitute a "reorganization" within the meaning of Section 368(a) of the Code and that each of the Acquired Funds and each of the Acquiring Funds will be a "party to a reorganization" within the meaning of 368(b) of the Code.

         (ii) In accordance with Section 361(a) and Section 361(c)(1) of the Code, no gain or loss will be recognized by each of the Acquired Funds on the transfer of its assets to each respective Acquiring Fund solely in exchange for Acquiring Funds Class A Shares and Acquiring Funds Class B Shares or on the distribution of Acquiring Funds Class A Shares and Class B Shares to the Acquired Funds Shareholders.

         (iii) In accordance with Section 1032 of the Code, no gain or loss will be recognized by each Acquiring Fund upon the receipt of assets of each respective the Acquired Fund in exchange for Acquiring Funds Class A Shares and Money Market Class B Shares issued directly to the Acquired Funds Shareholders.

         (iv) In accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized by Acquired Funds Shareholders on the receipt of Acquiring Funds Class A Shares and Acquiring Funds Class B Shares in exchange for Acquired Funds Shares of each respective Acquired Fund.

         (v) In accordance with Section 362(b) of the Code, the basis to each Acquiring Fund of the assets of each respective Acquired Fund transferred to it will be the same as the basis of such assets in the hands of such Acquired Funds immediately prior to the Reorganizations.

         (vi) In accordance with Section 358(a) of the Code, an Acquired Funds Shareholder's basis for Acquiring Funds Class A Shares and Acquiring Funds Class B Shares received by such Acquired Funds Shareholder will be the same as his basis for Acquired Funds Shares of each respective Acquired Fund exchanged therefor.

         (vii) In accordance with Section 1223(1) of the Code, an Acquired Funds Shareholder's holding period for Acquiring Funds Class A Shares and Acquired Funds Class B Shares will be determined by including such Acquired Funds Shareholder's holding period for the Acquired Funds Shares of each respective Acquired Fund exchanged therefor, provided that Acquired Funds Shareholder held such Acquired Funds Shares as a capital asset.

         (viii) In accordance with Section 1223(2) of the Code, the holding period with respect to the assets of each Acquired Fund transferred to each respective Acquiring Fund in the Reorganizations will include the holding period for such assets in the hands of such Acquired Fund.

                                Schedule 6.3(d)

                        Opinion of Counsel to AIM Growth


         1. AIM Growth is duly organized and validly existing as a business trust under the Delaware Business Trust Act.

         2. AIM Growth is an open-end, management investment company registered under the Investment Company Act of 1940.

         3. The execution, delivery and performance of the Agreement by AIM Growth have been duly authorized and approved by all requisite trust action on the part of AIM Growth. The Agreement has been duly executed and delivered by AIM Growth and constitutes the valid and binding obligation of the Acquiring Funds.

         4. The Acquired Funds Shares outstanding on the date hereof have been duly authorized and validly issued, are fully paid and are non-assessable.

         5. AIM Growth is not required to submit any notice, report or other filing with or obtain any authorization, consent or approval from any governmental authority or self regulatory organization prior to the consummation of the transactions contemplated by the Agreement.


         We confirm to you that to our knowledge after inquiry of each lawyer who is the current primary contact for AIM Growth or who has devoted substantive attention on behalf of AIM Growth during the preceding twelve months and who is still currently employed by or is currently a member of this firm, no litigation or governmental proceeding is pending or threatened in writing against the Acquiring Funds (i) with respect to the Agreement or (ii) which involves in excess of $500,000 in damages.

                                  APPENDIX II

                          AIM INTERNATIONAL FUNDS, INC.

                          AIM International Equity Fund

                          Supplement dated July 1, 1998
                    to the Prospectus dated February 20, 1998


The third sentence in the second paragraph under the caption "HEDGING STRATEGIES AND OTHER INVESTMENT TECHNIQUES--Options" on page 10 is deleted and replaced in its entirety by the following:

        "A put option is 'covered' if the Fund segregates liquid assets with a value equal to the exercise price of the put option."

The following paragraphs are inserted as a new item under "HEDGING STRATEGIES AND OTHER INVESTMENT TECHNIQUES," after "Investment in Other Investment Companies" on page 12 of the prospectus:

        "REAL ESTATE INVESTMENT TRUSTS ("REITS"). The Fund may invest in equity and/or debt securities issued by REITs. Such investments will not exceed 5% of the total assets of the Fund.

        REITs are trusts which sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the Southeastern United States, or both.

        To the extent that the Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. The Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic condition, adverse change in the climate for real estate, increases in property taxes and operating expense, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

        In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through the Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs."

The following paragraphs should be inserted under the heading of "RISK FACTORS--Currency Risk" on page 12:

        "Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain are members of the European Economic and Monetary Union (the "EEMU"). The EEMU intends to establish a common European currency for participating countries which will be known as the "euro." It is anticipated that each participating country will supplement its existing currency with the euro on January 1, 1999, and will replace its existing currency with the euro on July 1, 2002. Any other European country which is a member of the EEMU may elect to participate in the EEMU and may supplement its existing currency with the euro after January 1, 1999.

        The expected introduction of the euro presents unique risks and uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by January 1, 1999; how outstanding financial contracts will be treated after January 1, 1999; the establishment of exchange rates for existing currencies and the euro; and the creation of suitable clearing and settlement systems for the euro. These and other factors could cause market disruptions before or after the introduction of the euro and could adversely affect the value of securities held by the Fund."

            [AIM LOGO           THE AIM FAMILY OF FUNDS--Registered  Trademark--
            APPEARS HERE]

           AIM INTERNATIONAL EQUITY FUND

           (A SERIES PORTFOLIO OF AIM INTERNATIONAL FUNDS, INC.)

PROSPECTUS
FEBRUARY 20, 1998

           AIM INTERNATIONAL EQUITY FUND (the "Fund") is a diversified, series investment portfolio of AIM International Funds, Inc. (the "Company"), an open-end, series, management investment company. The Fund seeks to provide long-term growth of capital by investing in a diversified portfolio of international equity securities, the issuers of which are considered by the Fund's investment advisor to have strong earnings momentum. There is no assurance that the Fund will attain its investment objective.

           This Prospectus sets forth basic information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated February 20, 1998, has been filed with the United States Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Company at P.O. Box 4739, Houston, Texas 77210-4739 or by calling
           (800) 347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. Additional information about the Fund may also be obtained on the Web at http://www.aimfunds.com.

           THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

           THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                             PAGE                                                       PAGE
                                             ----                                                       ----
SUMMARY..................................       2          INVESTOR'S GUIDE TO THE AIM FAMILY OF
THE FUND.................................       4            FUNDS--Registered Trademark--..........     A-1
  Table of Fees and Expenses.............       4            Introduction to The AIM Family of
  Financial Highlights...................       6               Funds...............................     A-1
  Performance............................       8            How to Purchase Shares.................     A-1
  Investment Objective and Policies......       9            Terms and Conditions of Purchase of the
  Hedging Strategies and Other Investment                       AIM Funds...........................     A-2
     Techniques..........................      10            Special Plans..........................     A-9
  Risk Factors...........................      12            Exchange Privilege.....................    A-11
  Investment Restrictions................      13            How to Redeem Shares...................    A-13
  Management.............................      13            Determination of Net Asset Value.......    A-17
  Organization of the Company............      16            Dividends, Distributions and Tax
                                                                Matters.............................    A-18
                                                             General Information....................    A-20
                                                           APPLICATION INSTRUCTIONS.................     B-1



                                    SUMMARY
--------------------------------------------------------------------------------

  THE FUND. AIM International Funds, Inc. (the "Company") is a Maryland corporation organized as an open-end, series, management investment company. Currently the Company offers six separate series portfolios. This Prospectus relates to AIM INTERNATIONAL EQUITY FUND (the "Fund"). The Company also offers other classes of shares in five other investment portfolios, AIM ASIAN GROWTH FUND ("ASIAN FUND"), AIM EUROPEAN DEVELOPMENT FUND ("EUROPEAN FUND"), AIM GLOBAL AGGRESSIVE GROWTH FUND ("AGGRESSIVE GROWTH FUND"), AIM GLOBAL GROWTH FUND ("GROWTH FUND") and AIM GLOBAL INCOME FUND ("INCOME FUND"), (collectively, with AIM INTERNATIONAL EQUITY FUND, the "Funds") each of which pursues unique investment objectives. All such other Funds offer multiple classes of shares to different types of investors. The shares of the other Funds of the Company have different sales charges and expenses, which may affect performance. To obtain information about ASIAN FUND, EUROPEAN FUND, AGGRESSIVE GROWTH FUND, GROWTH FUND, or INCOME FUND, call (800) 347-4246. See "General Information."

  The investment objective of the Fund is to provide long-term growth of capital by investing in a diversified portfolio of international equity securities the issuers of which are considered by the Fund's investment advisor to have strong earnings momentum. Any income realized by the Fund will be incidental and will not be an important criterion in the selection of portfolio securities. Under normal market conditions, the Fund will invest at least 70% of its total assets in marketable equity securities (including common and preferred stock, depositary receipts for stock and other securities having the characteristics of stock) of companies located outside the United States ("foreign companies") which are listed on a recognized foreign securities exchange or traded in a foreign over-the-counter market. The Fund may also invest up to 20% of its total assets in securities exchangeable for or convertible into equity securities of foreign companies which are listed on a recognized foreign securities exchange or traded on a foreign over-the-counter market. Under normal market conditions, the Fund's assets will be invested in the securities of foreign companies located in at least four countries outside the United States. The Fund will emphasize investment in foreign companies in the developed countries of Western Europe and the Pacific Basin and may also invest to a limited extent in the securities of companies located in developing countries in various regions of the world.

  Over the past 30 years, securities of foreign companies ("foreign securities") have offered generally higher levels of capital growth than similar investments in the United States. The Fund's investment advisor believes that investment in foreign securities offers significant potential for long-term capital appreciation. Also, foreign equity markets often do not move in step with each other or with domestic equity markets. The Fund's investment advisor believes that a portfolio invested in a number of markets worldwide should thus achieve better long-term results for investors than one which is subject to the movements of a single market.

  The Fund intends to achieve its investment objective by using a fully managed investment policy providing for the selection of securities. The Fund will also seek to spread its investments among countries or regions in accordance with the investment advisor's assessment of prospects for relative economic growth, political conditions, currency exchange fluctuations and other relevant factors. For more complete information on the Fund's investment objective, policies and strategies, see "Investment Objective and Policies" and "Hedging Strategies and Other Investment Techniques."

  RISK FACTORS. THE FUND IS DESIGNED FOR LONG-TERM INVESTORS SEEKING INTERNATIONAL DIVERSIFICATION AND WILLING TO BEAR THE RISKS ASSOCIATED WITH INVESTMENT IN FOREIGN SECURITIES, INCLUDING CURRENCY RISK, POLITICAL AND ECONOMIC RISK, REGULATORY RISK AND MARKET RISK. IT IS NOT DESIGNED AS A COMPLETE INVESTMENT PROGRAM. FOR A DISCUSSION OF THESE RISKS, SEE "RISK FACTORS."

  MANAGEMENT. A I M Advisors, Inc. ("AIM") serves as the Fund's investment advisor pursuant to an investment advisory agreement (the "Advisory Agreement"). AIM, together with its subsidiaries, manages or advises over 50 investment company portfolios encompassing a broad range of investment objectives. Under the terms of the Advisory Agreement, AIM supervises all aspects of the

Fund's operations and provides investment advisory services to the Fund. As compensation for these services, AIM receives a fee based on the Fund's average daily net assets. Under an administrative services agreement (the "Administrative Services Agreement"), AIM is reimbursed by the Fund for its costs of performing, or arranging for the performance of, certain accounting and other administrative services for the Fund. Under a transfer agency and service agreement ("the Transfer Agency and Service Agreement"), A I M Fund Services, Inc. ("AFS"), AIM's wholly owned subsidiary and a registered transfer agent, receives a fee for its provision of transfer agency, dividend distribution and disbursement and shareholder services for the Fund.

  MULTIPLE DISTRIBUTION SYSTEM. Investors may select Class A, Class B or Class C shares of the Fund which are offered by this Prospectus at an offering price that reflects differing sales charges and expense levels. See "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions."

          Class A Shares -- Shares are offered at net asset value plus any applicable initial sales charge.

          Class B Shares -- Shares are offered at net asset value, without an initial sales charge, and are subject to a maximum contingent deferred sales charge of 5% on certain redemptions made within six years of the date on which a purchase was made. Class B shares automatically convert to Class A shares of the Fund eight years following the end of the calendar month in which a purchase was made. Class B shares are subject to higher expenses than Class A shares.

          Class C Shares -- Shares are offered at net asset value, without an initial sales charge, and are subject to a contingent deferred sales charge of 1% on certain redemptions made within one year of the date such shares were purchased. Class C shares are subject to higher expenses than Class A shares.

  SUITABILITY FOR INVESTORS. The Multiple Distribution System permits an investor to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the shares are expected to be held, whether dividends will be paid in cash or reinvested in additional shares of the Fund and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated distribution fees and any applicable contingent deferred sales charges on Class B shares prior to conversion or Class C shares would be less than the initial sales charge and accumulated distribution fees on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher return on Class A shares. To assist investors in making this determination, the table under the caption "Table of Fees and Expenses" sets forth examples of the charges applicable to each class of shares. Class A shares will normally be more beneficial than Class B shares or Class C shares to the investor who qualifies for reduced initial sales charges, as described below. Therefore, A I M Distributors, Inc. ("AIM Distributors") intends to reject any order for purchase of more than $250,000 for Class B shares.

  PURCHASING SHARES. Initial investments in any class of shares must be at least $500 and additional investments must be at least $50. The minimum initial investment is modified for investments through tax-qualified retirement plans and accounts initially established with an Automatic Investment Plan. The distributor of the Fund's shares is A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. See "How to Purchase Shares" and "Special Plans."

  EXCHANGE PRIVILEGE. The Fund is one of several mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds"). Class A, Class B and Class C shares of the Fund may be exchanged for shares of other funds in The AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See "Exchange Privilege."

  REDEEMING SHARES. Holders of Class A shares may redeem all or a portion of their shares at net asset value on any business day, generally without charge. A contingent deferred sales charge of 1% may apply to certain redemptions of Class A shares, where purchases of $1 million or more are made at net asset value. See "How to Redeem Shares -- Contingent Deferred Sales Charge Program for Large Purchases."

  Holders of Class B shares may redeem all or a portion of their shares at net asset value on any business day, less a contingent deferred sales charge for redemptions made within six years following the date on which a purchase was made. Class B shares redeemed after six years following the date of purchase will not be subject to any contingent deferred sales charge. See "How to Redeem Shares -- Multiple Distribution System."

  Holders of Class C shares of the Fund may redeem all or a portion of their shares at net asset value on any business day, less a 1% contingent deferred sales charge for redemptions made within one year from the date such shares were purchased. Class C shares redeemed after one year from the date such shares were purchased will not be subject to any contingent deferred sales charge. See "How to Redeem Shares -- Multiple Distribution System."

  DISTRIBUTIONS. The Fund declares and pays dividends from net investment income, if any, and makes distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be reinvested at net asset value without payment of a sales charge in the Fund's shares or may be invested in shares of the other funds in The AIM Family of Funds. See "Dividends, Distributions and Tax Matters" and "Special Plans."

  THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                                    THE FUND
--------------------------------------------------------------------------------

TABLE OF FEES AND EXPENSES

  The following table is designed to help an investor in the Fund understand the various costs that an investor will bear, both directly and indirectly. The fees and expenses for Class A and Class B shares set forth in the table are based on the average net assets of the respective classes of the Fund for the year ended October 31, 1997. The fees and expenses for Class C shares set forth in the table are based on the estimated average net assets of Class C shares of the Fund for the period August 4 (date sales commenced) to October 31, 1997. The rules of the SEC require that the maximum sales charge be reflected in the table, even though certain investors may qualify for reduced sales charges. See "How to Purchase Shares."

                                                              CLASS A    CLASS B    CLASS C
                                                              -------    -------    -------
Shareholder Transaction Expenses
  Maximum sales load imposed on purchase of shares (as a %
    of offering price)......................................   5.50%       None       None
  Maximum sales load on reinvested dividends and
    distributions...........................................    None       None       None
  Deferred sales load (as a % of original purchase price or
    redemption proceeds, whichever is lower)................    None*     5.00%      1.00%
  Redemption fee............................................    None       None       None
  Exchange fee..............................................    None       None       None
Annual Fund Operating Expenses (as a % of average net
  assets)
  Management fees** (after fee waivers).....................   0.89%      0.89%      0.89%
  Rule 12b-1 distribution plan payments.....................   0.30%      1.00%      1.00%
  Other expenses............................................   0.28%      0.36%      0.36%
                                                               -----      -----      -----
      Total fund operating expenses**.......................   1.47%      2.25%      2.25%
                                                               =====      =====      =====

------------

* Purchases of $1 million or more are not subject to an initial sales charge. HOWEVER, A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES TO CERTAIN REDEMPTIONS MADE WITHIN 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED. See the Investor's Guide, under the caption "How to Redeem Shares -- Contingent Deferred Sales Charge Program for Large Purchases."

** If management fees had not been waived, the management fees would have been 0.93% and total fund operating expenses would have been 1.51%, 2.28% and 2.28% for the Class A shares, Class B shares and Class C shares, respectively.

  EXAMPLES. An investor in the Fund would pay the following expenses on a $1,000 investment in Class A shares of the Fund, assuming (1) a 5% annual return and
(2) redemption at the end of each time period:

1 year....................................................    $ 69
3 years...................................................    $ 99
5 years...................................................    $131
10 years..................................................    $221

  THE EXAMPLES ABOVE ASSUME PAYMENT OF A SALES CHARGE AT THE TIME OF PURCHASE; ACTUAL EXPENSES MAY VARY FOR PURCHASES OF $1 MILLION OR MORE, WHICH ARE MADE AT NET ASSET VALUE AND ARE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE FOR 18 MONTHS FOLLOWING THE DATE SUCH SHARES WERE PURCHASED.

  An investor in the Fund would pay the following expenses on a $1,000 investment in Class B shares of the Fund, assuming (1) a 5% annual return and
(2) redemption at the end of each time period:

 1 year...................................................    $ 73
 3 years..................................................    $100
 5 years..................................................    $140
10 years..................................................    $239*

  An investor in the Fund would pay the following expenses on the same $1,000 investment in Class B shares, assuming no redemption at the end of each time period.

 1 year...................................................    $ 23
 3 years..................................................    $ 70
 5 years..................................................    $120
10 years..................................................    $239*

------------

* Reflects the conversion to Class A shares eight years following the end of the calendar month in which a purchase was made; therefore years nine and ten reflect Class A expenses.

  An investor would pay the following expenses on a $1,000 investment in Class C shares of the Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period:

 1 year....................................................    $33
 3 years...................................................    $70

  An investor would pay the following expenses on the same $1,000 investment in Class C shares of the Fund, assuming no redemption at the end of each time period.

 1 year....................................................    $23
 3 years...................................................    $70

  As a result of 12b-1 fees, a long-term shareholder in the Fund may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc. Given the maximum front-end sales charge applicable to Class A shares and the Rule 12b-1 fees applicable to Class A shares, Class B shares and Class C shares, it is estimated that it would require a substantial number of years to exceed the maximum permissible front-end sales charges.

  THE ABOVE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIVE OF THE FUND'S ACTUAL OR FUTURE EXPENSES, WHICH MAY BE GREATER OR LESS THAN THOSE SHOWN. In addition, while the examples assume a 5% annual return, the Fund's actual performance will vary and may result in an actual return that is greater or less than 5%. The examples assume reinvestment of all dividends and distributions and that the percentage amounts for total fund operating expenses remain the same for each year.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Shown below are per share income and capital changes for a Class A share of the Fund outstanding during each of the years in the five-year period ended October 31, 1997, and the period April 7, 1992 (effective date of registration statement) through October 31, 1992, and for a Class B share of the Fund outstanding during each of the years in the three-year period ended October 31, 1997 and the period September 15, 1994 (date sales commenced) through October 31, 1994 and for a Class C share of the Fund outstanding during the period August 4, 1997 (date sales commenced) through October 31, 1997. The information has been audited by KPMG Peat Marwick LLP, independent auditors, whose unqualified report on the Fund's financial statements and the related notes appears in the Statement of Additional Information.

                                                                                                              PERIOD
                                                                                                           APRIL 7, 1992
                                                               YEAR ENDED OCTOBER 31,                         THROUGH
                                             -----------------------------------------------------------    OCTOBER 31,
                                                1997            1996        1995       1994       1993         1992
                                             ----------      ----------   --------   --------   --------   -------------
CLASS A SHARE
Net asset value, beginning of period.......  $    15.37      $    13.65   $  13.50   $  12.18   $   8.88     $   8.74(h)
Income from investment operations:
  Net investment income....................        0.04(a)         0.04(a)    0.01       0.02       0.02         0.01
  Net gains on securities (both realized
    and unrealized)........................        1.68            2.07       0.62       1.31       3.29         0.13
                                             ----------      ----------   --------   --------   --------     --------
  Total from investment operations.........        1.72            2.11       0.63       1.33       3.31         0.14
                                             ----------      ----------   --------   --------   --------     --------
Less distributions:
  Dividends from net investment income.....       (0.02)          (0.01)     (0.04)     (0.01)     (0.01)          --
  Distributions from net realized gains....       (0.43)          (0.38)     (0.44)        --         --           --
                                             ----------      ----------   --------   --------   --------     --------
  Total distributions......................       (0.45)          (0.39)     (0.48)     (0.01)     (0.01)          --
                                             ----------      ----------   --------   --------   --------     --------
Net asset value, end of period.............  $    16.64      $    15.37   $  13.65   $  13.50   $  12.18     $   8.88
                                             ==========      ==========   ========   ========   ========     ========
Total return(b)............................       11.43%          15.79%      5.24%     10.94%     37.36%        1.65%
                                             ==========      ==========   ========   ========   ========     ========
Ratios/supplemental data:
  Net assets, end of period (000s
    omitted)...............................  $1,577,390      $1,108,395   $654,764   $708,159   $372,282     $122,663
                                             ==========      ==========   ========   ========   ========     ========
  Ratio of expenses to average net
    assets(c)..............................        1.47%(d)(e)     1.58%      1.67%      1.64%      1.78%        1.85%(i)
                                             ==========      ==========   ========   ========   ========     ========
  Ratio of net investment income to average
    net assets(f)..........................        0.24%(d)        0.25%      0.10%      0.22%      0.28%        0.27%(i)
                                             ==========      ==========   ========   ========   ========     ========
  Portfolio turnover rate..................          50%             66%        68%        67%        62%          23%
                                             ==========      ==========   ========   ========   ========     ========
  Average brokerage commission rate(g).....  $   0.0168      $   0.0192        N/A        N/A        N/A          N/A
                                             ==========      ==========   ========   ========   ========     ========

---------------

(a) Calculated using average shares outstanding.

(b) Does not deduct sales charges and for periods less than 1 year, total returns are not annualized.

(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements are 1.51%, 1.60%, 1.68 and 1.89% (annualized), respectively for 1997-1995 and
    1992.

(d) Ratios are based on average net assets of $1,416,524,861.

(e) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have been the same.

(f)After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements are 0.20%, 0.22%, 0.09% and 0.22% (annualized), respectively for 1997-1995 and 1992.

(g)The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

(h)Net asset value at beginning of the period has been restated to reflect a
   1.1619 for 1 stock split, effected in the form of a dividend, on May 21, 1992.

(i)Annualized.

                                                                                                       PERIOD
                                                                                                    SEPTEMBER 15,
                                                                 YEAR ENDED OCTOBER 31,                THROUGH
                                                           -----------------------------------       OCTOBER 31,
                                                             1997           1996        1995            1994
                                                           --------       --------     -------      -------------
CLASS B SHARE
Net asset value, beginning of period.....................  $  15.13       $  13.54     $ 13.49         $ 13.42
Income from investment operations:
  Net investment income (loss)...........................     (0.09)(a)      (0.07)(a)   (0.09)          (0.01)
  Net gains on securities (both realized and
    unrealized)..........................................      1.66           2.04        0.61            0.08
                                                           --------       --------     -------         -------
  Total from investment operations.......................      1.57           1.97        0.52            0.07
                                                           --------       --------     -------         -------
Less distributions:
  Dividends from net investment income...................        --             --       (0.03)             --
  Distributions from net realized gains..................     (0.43)         (0.38)      (0.44)             --
                                                           --------       --------     -------         -------
  Total distributions....................................     (0.43)         (0.38)      (0.47)             --
                                                           --------       --------     -------         -------
Net asset value, end of period...........................  $  16.27       $  15.13     $ 13.54         $ 13.49
                                                           ========       ========     =======         =======
Total return(b)..........................................     10.61%         14.88%       4.35%           0.52%
                                                           ========       ========     =======         =======
Ratios/supplemental data:
Net assets, end of period (000s omitted).................  $678,809       $368,355     $51,964         $ 4,833
                                                           ========       ========     =======         =======
  Ratio of expenses to average net assets(c).............      2.25%(d)(e)    2.35%       2.55%           2.53%(f)
                                                           ========       ========     =======         =======
  Ratio of net investment income (loss) to average net
    assets(g)............................................     (0.53)%(d)     (0.53)%     (0.78)%         (0.67)%(f)
                                                           ========       ========     =======         =======
  Portfolio turnover rate................................        50%            66%         68%             67%
                                                           ========       ========     =======         =======
  Average brokerage commission rate(h)...................  $ 0.0168       $ 0.0192         N/A             N/A
                                                           ========       ========     =======         =======

---------------

(a) Calculated using average shares outstanding.

(b) Does not deduct sales charges and for periods less than one year, total returns are not annualized.

(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements are 2.28%, 2.37% and 2.56%, respectively for 1997-1995.

(d) Ratios are based on average net assets of $558,130,289.

(e) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have been 2.24%.

(f) Annualized.

(g) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements are (0.57)%, (0.55)% and (0.79)%, respectively for 1997-1995.

(h) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                                                                   PERIOD
                                                                AUGUST 4,
                                                                  THROUGH
                                                              OCTOBER 31,
                                                                     1997
                                                              -----------
CLASS C SHARES
Net asset value, beginning of period........................    $ 17.64
Income from investment operations:
  Net investment income (loss)..............................      (0.02)(a)
  Net gains (losses) on securities (both realized and
    unrealized).............................................      (1.35)
                                                                -------
  Total from investment operations..........................      (1.37)
                                                                -------
Less distributions:
  Dividends from net investment income......................         --
  Distributions from net realized gains.....................         --
                                                                -------
  Total distributions.......................................         --
                                                                -------
Net asset value, end of period..............................    $ 16.27
                                                                =======
Total return(b).............................................      (7.77)%
                                                                =======
Ratios/supplemental data:
  Net assets, end of period (000s omitted)..................    $12,829
                                                                =======
  Ratio of expenses to average net assets(c)................       2.27%(d)(e)
                                                                =======
  Ratio of net investment income (loss) to average net
    assets(f)...............................................      (0.55)%(d)
                                                                =======
  Portfolio turnover rate...................................         50%
                                                                =======
  Average brokerage commission rate(g)......................    $0.0168
                                                                =======

---------------

(a) Calculated using average shares outstanding.

(b) Does not deduct sales charges and for periods less than one year, total return is not annualized.

(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements is 2.30% (annualized).

(d) Ratio is annualized and based on average net assets of $5,564,501.

(e) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have been 2.26%.

(f) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements is (0.59)% (annualized).

(g) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

--------------------------------------------------------------------------------

PERFORMANCE

  The Fund's performance may be quoted in advertising in terms of total return. All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charge) to which investments in the Fund's shares may be subject. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.

  Standardized total return for Class A shares reflects the deduction of the maximum initial sales charge at the time of purchase. Standardized total return for Class B shares reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period. Standardized total return for Class C shares reflects the deduction of a 1% contingent deferred sales charge, if applicable, on a redemption of shares held for the period.

  The Fund's total return shows its overall change in value, including changes in share price assuming that all the Fund's dividends and capital gain distributions are reinvested and that all charges and expenses are deducted. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses. The stated period for quotations of average annual total return will be for periods of one year and the life of the Fund (commencing as of the effective date of its registration statement).

  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Fund. Such a practice will have the effect of increasing the Fund's total return.

  The performance of the Fund will vary from time to time, and past results are not necessarily representative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions. A shareholder's investment in the Fund is not insured or guaranteed. These factors should be carefully considered by the investor before making an investment in the Fund.

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES

  The investment objective of the Fund, which is a fundamental policy that may be changed only with the approval of the Fund's shareholders, is to provide long-term growth of capital by investing in a diversified portfolio of international equity securities, the issuers of which are considered by AIM to have strong earnings momentum. Any income realized by the Fund will be incidental and will not be an important criterion in the selection of portfolio securities. There can be no assurance that the Fund will achieve its objective.

  The Board of Directors of the Company reserves the right to change any of the investment policies, strategies or practices of the Fund, as described below and elsewhere in this Prospectus and in the Statement of Additional Information, without approval of the Fund's shareholders, except in those instances in which shareholder approval is expressly required.

  Under normal market conditions the Fund will invest at least 70% of its total assets in marketable equity securities, including common stock, preferred stock, depositary receipts for stock and other securities having the characteristics of stock (such as an equity or ownership interest in a company) of foreign companies which are listed on a recognized foreign securities exchange or traded in a foreign over-the-counter-market. The Fund may satisfy the foregoing requirement in part by investing in the securities of foreign issuers which are in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers. The Fund may also invest up to 20% of its total assets in securities exchangeable for or convertible into equity securities of foreign companies which are listed on a recognized foreign securities exchange or traded in a foreign over-the-counter market.

  In managing the Fund, AIM seeks to apply to a diversified portfolio of international equity securities substantially the same investment strategy which it applies to several of its other managed portfolios which have similar investment objectives but which invest primarily in United States equities markets. The Fund will utilize to the extent practicable a fully managed investment policy providing for the selection of securities which meet certain quantitative standards determined by AIM. AIM reviews carefully the earnings history and prospects for growth of each company considered for investment by the Fund. It is expected that the Fund's portfolio, when fully invested, will generally be comprised of two basic categories of foreign companies: (1) "core" companies, which AIM considers to have experienced consistent long-term growth in earnings and to have strong prospects for outstanding future growth, and (2) companies that AIM believes are currently experiencing a greater than anticipated increase in earnings.

  If a particular foreign company meets the quantitative standards determined by AIM, its securities may be acquired by the Fund regardless of the location of the company or the percentage of the Fund's investments in the company's country or region. However, AIM will also consider other factors in making investment decisions for the Fund, including such factors as the prospects for relative economic growth among countries or regions, economic and political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security.

  AIM recognizes that often there is less public information about foreign companies than is available in reports supplied by domestic companies, that foreign companies are not subject to uniform accounting and financial reporting standards, and that there may be greater delays experienced by the Fund in receiving financial information supplied by foreign companies than comparable information supplied by domestic companies. For these and other reasons, AIM from time to time may encounter greater difficulty applying its disciplined stock selection strategy to an international equity investment portfolio than to a portfolio of domestic equity securities.

  AIM may invest a portion of the Fund's assets in (i) cash or high-grade short-term securities, including repurchase agreements, commercial paper, time deposits and master notes, denominated either in U.S. dollars or foreign currencies, (ii) U.S. government obligations or investment grade (high quality) corporate bonds or other debt securities, and (iii) taxable municipal securities, when such positions are deemed advisable in light of economic or market conditions or for daily cash management purposes. In addition, AIM may invest, for temporary defensive purposes, all or substantially all of the Fund's assets in the securities described above. To the extent that the Fund is invested to a significant degree in cash, high-grade short-term securities, U.S. government obligations, investment grade (high quality) corporate bonds or other debt securities, or taxable municipal securities, its ability to achieve its investment objective of growth of capital may be adversely affected. Under normal circumstances, the Fund will invest no more than 20% of the value of its total assets in high-grade short-term securities. A repurchase agreement is an instrument under which the Fund acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the Fund's holding period. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including (a) a possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) expenses of enforcing its rights. The Fund intends to enter into repurchase agreements with sellers believed by AIM to present minimal credit risk. See "Investment Restrictions."

  Under normal market conditions, the Fund intends to invest in the securities of foreign companies located in at least four countries outside the United States. The Fund will emphasize investment in foreign companies in the developed countries of Western Europe (such as Germany, France, Switzerland, the Netherlands and the United Kingdom) and the Pacific Basin (such as Japan, Hong Kong and Australia), and the Fund may also invest in the securities of companies located in developing countries (such as Turkey, Malaysia and Mexico) in various regions of the world. A "developing country" is a country in the initial stages of its industrial cycle.

  Investment in the equity markets of developing countries involves exposure to securities exchanges that may have substantially less trading volume and greater price volatility, economic structures that are less diverse and mature, and political systems that may be less stable than the equity markets of developed countries. At the present time, AIM does not intend to invest more than 20% of the Fund's total assets in foreign companies located in developing countries.

--------------------------------------------------------------------------------

HEDGING STRATEGIES AND OTHER INVESTMENT TECHNIQUES

  The Fund may, at such times as AIM deems appropriate and consistent with the investment objective of the Fund, write (sell) covered put or call options and may purchase put or call options on its portfolio securities. The Fund may also purchase and sell (i) options on domestic and foreign securities and currencies,
(ii) stock index options, (iii) stock, currency and interest rate futures, (iv) options on stock, currency, stock index and interest rate futures and (v) foreign forward currency exchange contracts. The purpose of such transactions is to hedge against changes in the market value of the Fund's portfolio securities caused by fluctuating interest rates, fluctuating currency exchange rates and changing market conditions, and to close out or offset existing positions in such options or futures contracts as described below. The Fund will not engage in such transactions for speculative purposes. The Fund does not intend to hedge against currency, investment and interest rate risks during the coming year. Any change to such policy must be submitted by AIM to the Company's Board of Directors prior to the effectiveness of such change.

  To a limited extent the Fund may employ certain investment techniques intended to provide liquidity for temporary or emergency purposes, provide flexibility in the purchase of new issues of securities, protect the Fund from a decline in the market value of its securities and permit the Fund to invest all of its assets. Those techniques include entering into reverse repurchase agreements, lending portfolio securities, purchasing securities on a "when-issued" basis, short sales "against the box" and investing in closed-end investment companies.

  OPTIONS. The Fund may purchase put or call options. Such options give the Fund the right for a fixed period of time to sell (in the case of purchase of a put option) or to buy (in the case of purchase of a call option) the number of units of the underlying security or obligation covered by the option at a fixed or determinable exercise price. Buying a put option hedges against the risk of a market decline. Buying a call option hedges against a market advance. Prior to its expiration, a put or call option may be sold in a closing sale transaction. Gain or loss from such a sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs.

  The Fund also may write (sell) put or call options, but only if such options are covered and remain covered as long as the Fund is obligated as a writer of the option (seller). A call option is "covered" if the Fund owns the underlying security covered by the call. A put option is "covered" if the Fund's custodian segregates liquid assets with a value equal to the exercise price of the put option. If a "covered" call or put option expires unexercised, the writer realizes a gain in the amount of the premium received. If the covered call option is exercised, the writer realizes either a gain or loss from the sale or purchase of the underlying security with the proceeds to the writer being increased by the amount of the premium. If the covered put option is exercised, the writer's cost of purchasing the underlying security is reduced by the amount of the premium received from the initial sale of the put option. Prior to its expiration, a put or call option may be closed out by means of a purchase of an identical option. Any gain or loss from such transaction will depend on whether the amount paid is more or less than the premium received for the option plus related transaction costs.

  The Fund may also purchase and write options in combination with each other to adjust the risk and return characteristics of certain portfolio security positions. This technique is commonly referred to as a "collar."

  Options are subject to certain risks, including the risk of imperfect correlation between the option and the Fund's portfolio securities and the risk that there might not be a liquid secondary market for the option when the Fund seeks to hedge against adverse market movements. In general, options whose strike prices are close to their underlying securities' current values will have the highest trading value, while options whose strike prices are further away may be less liquid. The liquidity of options may also be affected if options exchanges impose trading halts, particularly when markets are volatile.

  The Fund will not write options if, immediately after such sale, the aggregate value of the securities or obligations underlying the outstanding options exceeds 25% of the Fund's total assets. The Fund will not purchase put options (including options on securities indices and futures contracts) if, at the time of investment, the aggregate premiums paid for such options will exceed 5% of its total assets.

  FUTURES AND FORWARD CONTRACTS. Since substantially all of the securities held by the Fund may be denominated in foreign currencies, the value of the Fund's portfolio will be affected by changes in exchange rates between currencies (including the U.S. dollar), as well as by changes in the market value of the securities themselves. The Fund may enter into interest rate, exchange rate and currency futures contracts and related options, or it may purchase or sell stock index futures contracts and related options in order to hedge the value of its portfolio against changes in market conditions or in exchange rates between currencies (including the U.S. dollar). Futures contracts obligate the seller to deliver a specific type of security called for in the contract, at a specified future time and for a specified price. Futures contracts are traded on U.S. and foreign exchanges and generally contain standardized strike prices and expiration dates. Certain futures contracts may be satisfied by actual delivery of the securities or, more typically, by entering into an offsetting transaction. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract. In addition to purchasing or selling futures contracts on currencies and specific securities, interest rates and exchange rates, the Fund may purchase or sell stock index futures contracts. A stock index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of a stock index at the beginning and at the end of the contract period. No more than 5% of the Fund's total assets will be committed to initial margin deposits required pursuant to futures contracts. Percentage investment limitations on the Fund's investment in options on futures contracts and asset coverage requirements are set forth above under "Options." Although the Fund is authorized to invest in futures contracts and related options with respect to foreign securities, stock indices, interest rates and currencies, it will limit such investments to those which have been approved by the Commodity Futures Trading Commission for investment by United States investors.

  In attempting to manage its currency exposure, the Fund may buy and sell currencies, either in the spot (cash) market or in the forward market (through forward contracts generally expiring within one year). The Fund may also enter into forward contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When the Fund purchases a security for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Unlike futures contracts, forward contracts are generally individually negotiated and privately traded. A forward contract obligates the seller to sell a specific security or currency at a specified price on a future date, which may be any fixed number of days from the date of the contract. The Fund may enter into transaction hedging forward contracts with respect to all or a substantial portion of its trades. The Fund will not enter into a position hedging commitment if, as a result thereof, the Fund would have more than 10% of the value of its total assets committed to such contracts. The Fund will not enter into a forward contract with a term of more than one year.

  There are risks associated with the use of futures and forward contracts and options thereon for hedging purposes. During certain market conditions, sales of futures contracts may not completely offset a decline or rise in the value of the Fund's portfolio securities or currency against which the futures or forward contract or options thereon are being sold. In the futures and options on futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations. Risks in the use of futures contracts and options thereon also result from the possibility that changes in the market value of securities or currency may differ substantially from the changes anticipated by the Fund when hedged positions were established. Successful use of futures and forward contracts and options thereon is dependent upon AIM's ability to predict correctly movements in the direction of the applicable markets. No assurance can be given that AIM's judgment in this respect will be correct. Accordingly, the Fund may lose the expected benefit of futures and forward transactions and options thereon if markets move in an unanticipated manner.

  OTHER HEDGING TECHNIQUES. For hedging purposes, the Fund may also purchase foreign currencies in the form of bank deposits as well as other foreign money market instruments, including, but not limited to, bankers' acceptances, certificates of deposit, commercial paper, short-term government and corporate obligations and repurchase agreements.

  REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with institutions believed by the Company's Board of Directors to present minimal credit risk. A repurchase agreement is an instrument under which the Fund acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the Fund's holding period. In the event of a bankruptcy or other default of a seller of a repurchase agreement (such as the sellers' failure to repurchase the obligation in accordance with the terms of the agreement), a Fund could experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (b) possible reduced levels of income and lack of access to income during this period; and (d) expenses of enforcing its rights. Repurchase agreements are considered to be loans by the Fund under the Investment Company Act of 1940, as amended (the "1940 Act"). Repurchase agreements will be secured by U.S. Treasury securities, U.S. Government agency securities (including, but not limited to, those which have been stripped of their interest payments and mortgage-backed securities) and commercial paper. For additional information on the use of repurchase agreements, see the Statement of Additional Information.

  REVERSE REPURCHASE AGREEMENTS. The Fund may invest in reverse repurchase agreements, which involve the sale of securities held by the Fund, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. The Fund may em-ploy reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, the Fund will segregate liquid assets having a dollar value equal to the repurchase price. Reverse repurchase agreements are considered borrowings by the Fund under the 1940 Act. The Fund may enter into reverse repurchase agreements in amounts not exceeding 33 1/3% of the value of its total assets. Reverse repurchase agreements involve the risk that the market value of securities retained by the Fund in lieu of liquidation may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. This risk, if encountered, could cause a reduction in the net asset value of the Fund's shares.

  LENDING OF PORTFOLIO SECURITIES. The Fund may from time to time lend securities from its portfolio, with a value not exceeding 33 1/3% of its total assets, to banks, brokers and other financial institutions, and receive in return collateral in the form of cash or securities issued or guaranteed by the U.S. Government which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. During the period of the loan, the Fund receives the income on both the loaned securities and the collateral and thereby increases its yield. In the event that the borrower defaults on its obligation to return loaned securities because of insolvency or otherwise, the Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent that the value of the collateral falls below the market value of the loaned securities.

  SECURITIES ISSUED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, that is, delivery of and payment of the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The Fund also may purchase or sell securities on a delayed delivery basis. The payment obligation and the interest rate that will be received on the delayed delivery securities are fixed at the time the buyer enters into the commitment. The Fund will only make commitments to purchase when-issued or delayed delivery securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. If the Fund purchases a when-issued security or enters into a delayed delivery agreement, the Fund's custodian bank will segregate liquid assets in an amount at least equal to the when-issued commitment or delayed delivery agreement commitment.

  SHORT SALES. The Fund may make short sales "against the box." A short sale is a transaction in which a party sells a security it does not own in anticipation of a decline in the market value of that security. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain securities identical to those sold short without payment of any further consideration. The Fund will enter into such transactions only to the extent the aggregate value of all securities sold short does not represent more than 10% of the Fund's assets at any given time.

  ILLIQUID SECURITIES AND RULE 144A SECURITIES. The Fund may invest up to 15% of its net assets in securities that are illiquid. Illiquid securities include securities that have no readily available market quotations and cannot be disposed of promptly (within seven days) in the normal course of business at a price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933. Unregistered securities may, in certain circumstances, be resold pursuant to Rule 144A, and thus may or may not constitute illiquid securities. Limitations on the resale of unregistered securities may have an adverse effect on their marketability, which may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations. The Company's Board of Directors is responsible for developing and establishing guidelines and procedures for determining the liquidity of Rule 144A securities on behalf of the Fund and monitoring AIM's implementation of the guidelines and procedures.

  INVESTMENT IN OTHER INVESTMENT COMPANIES. The Fund may invest in other investment companies to the extent permitted by the 1940 Act, and rules and regulations thereunder, and, if applicable, exemptive orders granted by the SEC.

--------------------------------------------------------------------------------

RISK FACTORS

  There can be no assurance that the Fund's investment objective will be attained. The Fund is designed for investors seeking international diversification, and is not intended as a complete investment program. In addition, investing in securities of foreign companies generally involves greater risks than investing in securities of domestic companies. Investors should consider carefully the following special factors before investing in the Fund.

  CURRENCY RISK. The value of the Fund's foreign investments may be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security generally decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the U.S. dollar falls against such currency.

  POLITICAL AND ECONOMIC RISK. The economies of many of the countries in which the Fund may invest are not as developed as the United States economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Fund's investments.

  REGULATORY RISK. Foreign companies are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Fund may be reduced by withholding tax at the source which would reduce dividend income payable to the Fund's shareholders.

  MARKET RISK. The securities markets in many of the countries in which the Fund invests will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets. These considerations generally are more of a concern in developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in developed countries. The management of the Funds seeks to mitigate the risks associated with these considerations through diversification and active professional management.

--------------------------------------------------------------------------------

INVESTMENT RESTRICTIONS

  The following restrictions may not be changed without approval of the Fund's shareholders. The Fund may not:

          1. Purchase a security if, as a result, with respect to 75% of the value of the Fund's total assets, taken at market value, more than 5% of the value of the Fund's total assets, taken at market value, would be invested in securities of any one issuer (including repurchase agreements with any one entity), except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.

          2. Purchase a security if, as a result, more than 10% of the outstanding voting securities of any issuer would be held by the Fund, except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.

          3. Purchase a security if, as a result, 25% or more of the value of the Fund's total assets, taken at market value, would be invested in the securities of issuers having their principal business activities in the same industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities but will apply to foreign government obligations unless the SEC permits their exclusion.

          4. Borrow money, except that the Fund may borrow from banks (including the Fund's custodian bank) and enter into reverse repurchase agreements as a temporary defensive measure for extraordinary or emergency purposes, and then only in amounts not exceeding 10% of its total assets, taken at market value, and may pledge amounts of up to 20% of its total assets, taken at market value, to secure such borrowings. For purposes of this restriction, collateral arrangements with respect to the writing of options, futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase and sale of options, futures or related options shall be deemed to be the issuance of a senior security. Whenever bank borrowings and the value of the Fund's reverse repurchase agreements exceed 5% of the value of the Fund's total assets, the Fund will not make any additional purchases of securities for investment purposes.

  A complete listing of investment restrictions applicable to the Fund, some of which may be changed by the Board of Directors without shareholder approval, is contained in the Statement of Additional Information.

--------------------------------------------------------------------------------

MANAGEMENT

  The overall management of the business and affairs of the Fund is vested with the Company's Board of Directors. The Board of Directors approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the investment advisory agreement with AIM, the administrative services agreement with AIM, the agreement with AIM Distributors regarding distribution of the Fund's shares, the agreement with State Street Bank and Trust Company as custodian, and the agreement with A I M Fund Services, Inc. as transfer agent. The day-to-day operations of the Fund are delegated to the officers of the Company and to AIM, subject always to the objective and policies of the Fund and to the general supervision of the Board of Directors. Information concerning the Board of Directors may be found in the Statement of Additional Information. Certain directors and officers of the Company are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. AIM Management is a holding company engaged in the financial services business. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC, a publicly-traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis. For a discussion of AIM Management and its subsidiaries' Year 2000 Compliance Project, see "General Information -- Year 2000 Compliance Project."

  INVESTMENT ADVISOR. A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment advisor to the Fund pursuant to a Master Investment Advisory Agreement dated as of February 28, 1997. AIM was organized in 1976 and, together with its subsidiaries, manages or advises over 50 investment company portfolios encompassing a broad range of investment objectives.

  Under the terms of the Advisory Agreement, AIM supervises all aspects of the Fund's operations and provides investment advisory services to the Fund. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Fund.

  ADMINISTRATOR. AIM and the Company have entered into a Master Administrative Services Agreement, dated as of February 28, 1997, pursuant to which AIM has agreed to provide or arrange for the provision of certain accounting and other administrative services to the Fund. AIM is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of Directors. Currently, AIM is reimbursed for the services of the Fund's principal financial officer and his staff, and any expenses related to such services.

  For a discussion of AIM's brokerage allocation policies and practices, see "Portfolio Transactions and Brokerage" in the Statement of Additional Information. In accordance with policies established by the Board of Directors, AIM may take into account sales of shares of the Fund and other funds advised by AIM in selecting broker-dealers to effect portfolio transactions on behalf of the Fund.

  PORTFOLIO MANAGEMENT. AIM uses a team approach and disciplined investment strategy in providing investment advisory services to all its accounts, including the Fund. AIM's investment staff consists of approximately 135 individuals. While individual members of AIM's investment staff are assigned primary responsibility for the day-to-day management of each of AIM's accounts, all accounts are reviewed on a regular basis by AIM's Investment Policy Committee to ensure that they are being invested in accordance with the accounts' and AIM's investment policies. A. Dale Griffin, III, Clas G. Olsson, Paul A. Rogge and Barrett K. Sides are primarily responsible for the day-to-day management of the Fund. Mr. Griffin is Vice President of A I M Capital Management, Inc. ("AIM Capital"), a wholly owned subsidiary of AIM, and has been responsible for the Fund since its inception in 1992. He has been associated with AIM and/or its subsidiaries since 1989 and began working as an investment professional in 1987. Mr. Olsson is an Investment Officer of AIM Capital and has been responsible for the Fund since 1997. He has been associated with AIM and/or its subsidiaries since 1994 and began working as an investment professional in 1994. Prior to 1994, Mr. Olsson was a broker assistant trainee with Merrill Lynch, Pierce, Fenner & Smith Incorporated. Mr. Rogge is Vice President of AIM Capital and also has been responsible for the Fund since its inception in 1992. He has been associated with AIM and/or its subsidiaries since he began working as an investment professional in 1991. Mr. Sides is Assistant Vice President of AIM Capital and has been responsible for the Fund since 1995. He has been associated with AIM and/or its subsidiaries since he began working as an investment professional in 1990.

  FEES AND EXPENSES. For the year ended October 31, 1997, the Fund paid AIM an amount for its advisory services which represented 0.89% of the Fund's average daily net assets. Although the fee payable to AIM under the Advisory Agreement is higher than that paid by most mutual funds which invest in domestic securities, it is competitive with such fees paid by mutual funds which invest primarily in foreign securities. The Company believes such fee is justified due to the higher costs and additional expenses associated with managing and operating a fund holding primarily foreign equity securities. For the year ended October 31, 1997, the Fund reimbursed AIM for administrative services costs pursuant to the Administrative Services Agreement an amount which represented 0.01% of the Fund's average daily net assets. The Class A shares' total expenses for such year were 1.47% of the Class A shares' average daily net assets. The Class B shares' total expenses for such year were 2.25% of the Class B shares' average daily net assets. The Class C shares' total expenses for the period August 4, 1997 (date sales commenced) through October 31, 1997 were 2.25% of the Class C shares' average daily net assets.

  In addition, the Company and A I M Fund Services, Inc. P.O. Box 4739, Houston, TX 77210-4739, a wholly owned subsidiary of AIM and registered transfer agent, have entered into a Transfer Agency and Service Agreement, pursuant to which AFS provides transfer agency, dividend distribution and disbursement, and shareholder services to the Fund.

  FEE WAIVERS. AIM may from time to time voluntarily waive or reduce its fees, while retaining its ability to be reimbursed for such fees prior to the end of each fiscal year. Fee waivers or reductions, other than those contained in the Advisory Agreement, may be modified or terminated at any time and without notice to investors. AIM has voluntarily agreed to waive its advisory fees under the Advisory Agreement in order to achieve the following annual fee structure for the Fund: 0.95% of the first $500 million of the Fund's average daily net assets; 0.90% of the next $500 million of the Fund's average daily net assets; and 0.85% of the Fund's average daily net assets exceeding $1 billion. For the fiscal year ended October 31, 1997, AIM waived advisory fees for the Fund which represented 0.04% of the Fund's average daily net assets.

  DISTRIBUTOR. The Company has entered into Master Distribution Agreements on behalf of the Fund (the "Distribution Agreements") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of Class A, Class B and Class C shares of the Fund. The address of A I M Distributors, Inc. is P.O. Box 4739, Houston, Texas 77021-4739. Certain directors and officers of the Company are affiliated with AIM Distributors.

  The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. Under the Distribution Agreement for the Class B shares, AIM Distributors sells Class B shares at net asset value subject to a contingent deferred sales charge established by AIM

Distributors. AIM Distributors is authorized to advance to institutions through whom Class B shares are sold a sales commission under schedules established by AIM Distributors. The Distribution Agreement for the Class B shares provides that AIM Distributors (or its assignee or transferee) will receive 0.75% (of the total 1.00% payable under the distribution plan applicable to Class B shares) of the Fund's average daily net assets attributable to Class B shares attributable to the sales efforts of AIM Distributors. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset based sales charges in respect of the outstanding Class B shares attributable to AIM Distributors; provided, however, that a complete termination of the Class B shares master distribution plan (as defined in the plan) would terminate all payments to AIM Distributors. Termination of the Class B shares distribution plan or Distribution Agreement does not affect the obligation of Class B shareholders to pay Contingent Deferred Sales Charges.

  DISTRIBUTION PLANS. Class A and C Plan. The Company has adopted a Master Distribution Plan applicable to Class A and Class C shares of the Fund (the "Class A and C Plan") pursuant to Rule 12b-1 under the 1940 Act, to compensate AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A and Class C shares of the Fund.

  Under the Class A and C Plan, the Company may compensate AIM Distributors an aggregate amount of 0.30% of the average daily net assets of Class A shares of the Fund on an annualized basis and an aggregate amount of 1.00% of the average daily net assets of Class C shares of the Fund on an annualized basis.

  The Class A and C Plan is designed to compensate AIM Distributors, on a quarterly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A or Class C shares of the Fund. Payments can also be directed by AIM Distributors to selected institutions who have entered into service agreements with respect to Class A and Class C shares of the Fund and who provide continuing personal services to their customers who own Class A and Class C shares of the Fund. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institution's customers' accounts which were purchased on or after a prescribed date set forth in the Plan.

  Of the aggregate amount payable under the Class A and C Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Fund, in amounts of up to 0.25% of the average net assets of the Fund attributable to the customers of such dealers or financial institutions are characterized as a service fee, and payments to dealers and other financial institutions in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge pursuant to the Class A and C Plan. The Class A and C Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Fund. The Class A and C Plan does not obligate the Fund to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Class A and C Plan on behalf of the Fund. Thus, under the Class A and C Plan, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Fund will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee. Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc.

  Class B Plan. The Company has also adopted a master distribution plan applicable to Class B shares of the Fund (the "Class B Plan"). Under the Class B Plan, the Fund pays distribution expenses at an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of such amount, the Fund pays a service fee of 0.25% of the average daily net assets attributable to the Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee would constitute an asset based sales charge. Amounts paid in accordance with the Class B Plan may be used to finance any activity primarily intended to result in the sale of Class B shares.

  Activities that may be financed under the Class A and C Plan and the Class B Plan (collectively, the "Plans") include, but are not limited to: printing of prospectuses and statements of additional information and reports for other than existing shareholders, overhead, preparation and distribution of advertising material and sales literature, supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements and the cost of administering the Plans. These amounts payable by the Fund under the Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of the Fund. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Company will not be obligated to pay more than that fee, and, if AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee. Payments pursuant to the Plans are subject to any applicable limitations imposed by the rules of the National Association of Securities Dealers, Inc.

  Each of the Plans may be terminated at any time by a vote of the majority of those directors who are not "interested persons" of the Company or by a vote of the holders of the majority of the outstanding shares of the applicable class.

  Under the Plans, AIM Distributors may in its discretion from time to time agree to waive voluntarily all or any portion of its fee that has not been assigned or transferred, while retaining its ability to be reimbursed for such fee prior to the end of each fiscal year.

  Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Fund on an agency basis, may receive payments from the Fund pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent, for the Fund in making such payments. Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another.

  For additional information concerning the operation of the Plans, see the Statement of Additional Information.

--------------------------------------------------------------------------------

ORGANIZATION OF THE COMPANY

  The Company was organized in 1991 as a Maryland corporation, and is registered with the SEC as an open-end series management investment company. The Company currently consists of six investment portfolios: the Fund, AIM ASIAN GROWTH FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND and AIM GLOBAL INCOME FUND. The Board of Directors may authorize additional portfolios in the future. Shares of the Fund are offered to investors pursuant to this Prospectus, while shares of the Company's other portfolios are offered to investors pursuant to separate prospectuses. The authorized capital stock of the Company consists of 4,000,000,000 shares of common stock with a par value of $0.001 per share, of which 200,000,000 shares are designated Class A shares, 200,000,000 shares are designated Class B shares and 200,000,000 shares are designated Class C shares of each investment portfolio of the Company, and the balance of which are unclassified.

  Class A shares, Class B shares and Class C shares of the Fund represent interests in the Fund's assets and have identical voting, dividend, liquidation and other rights on the same terms and conditions, except that each class of shares bears differing class-specific ex-penses (such as those associated with the shareholder servicing of their shares) and is subject to differing sales loads (which may affect performance), conversion features and exchange privileges, and has exclusive voting rights on matters pertaining to that class' distribution plan.

  Except as specifically noted above, shareholders of the Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the Class A shares, Class B shares and Class C shares of the Fund. However, on matters affecting one portfolio of the Company or one class of shares, a separate vote of shareholders of that portfolio or class is required. Shareholders of a portfolio or class are not entitled to vote on any matter which does not affect that portfolio or class but which requires a separate vote of another portfolio or class. An example of a matter which would be voted on separately by shareholders of a portfolio is the approval of an advisory agreement, and an example of a matter which would be voted on separately by shareholders of a class of shares is approval of a distribution plan. When issued, shares of the Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are fully transferable. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect directors, holders of more than 50% of the shares voting for the election of directors can elect all of the directors of the Company, and the holders of less than 50% of the shares voting for the election of directors will not be able to elect any directors.

  Under Maryland law and the Company's By-Laws, the Company need not hold an annual meeting of shareholders unless a meeting is otherwise required under the 1940 Act to elect directors. As of February 2, 1998, Merrill Lynch, Pierce, Fenner & Smith Incorporated was the owner of record of 33.13%, 36.84% and 47.42% of the outstanding Class A, Class B and Class C shares, respectively, of the Fund. As long as Merrill Lynch, Pierce, Fenner & Smith Incorporated owns over 25% of such shares, it may be presumed to be in "control" of the Class A, Class B and Class C shares of the Fund, as defined in the 1940 Act.

 THE TOLL-FREE NUMBER FOR ACCESS TO ROUTINE ACCOUNT INFORMATION AND SHAREHOLDER
                                 ASSISTANCE IS
             (800) 959-4246 (7:30 A.M. TO 6:00 P.M. CENTRAL TIME).
                                INVESTOR'S GUIDE
              TO THE AIM FAMILY OF FUNDS--Registered Trademark--
--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS

  THE AIM FAMILY OF FUNDS consists of the following mutual funds:

            AIM ADVISOR FLEX FUND(*)                      AIM GLOBAL UTILITIES FUND
            AIM ADVISOR INTERNATIONAL VALUE FUND(*)       AIM GROWTH FUND
            AIM ADVISOR LARGE CAP VALUE FUND(*)           AIM HIGH INCOME MUNICIPAL FUND
            AIM ADVISOR MULTIFLEX FUND(*)                 AIM HIGH YIELD FUND
            AIM ADVISOR REAL ESTATE FUND(*)               AIM INCOME FUND
            AIM AGGRESSIVE GROWTH FUND                    AIM INTERMEDIATE GOVERNMENT FUND
            AIM ASIAN GROWTH FUND                         AIM INTERNATIONAL EQUITY FUND
            AIM BALANCED FUND                             AIM LIMITED MATURITY TREASURY FUND
            AIM BLUE CHIP FUND                            AIM MONEY MARKET FUND(**)
            AIM CAPITAL DEVELOPMENT FUND                  AIM MUNICIPAL BOND FUND
            AIM CHARTER FUND                              AIM TAX-EXEMPT BOND FUND OF CONNECTICUT
            AIM CONSTELLATION FUND                        AIM TAX-EXEMPT CASH FUND(**)
            AIM EUROPEAN DEVELOPMENT FUND                 AIM TAX-FREE INTERMEDIATE FUND
            AIM GLOBAL AGGRESSIVE GROWTH FUND             AIM VALUE FUND
            AIM GLOBAL GROWTH FUND                        AIM WEINGARTEN FUND
            AIM GLOBAL INCOME FUND

 (*) Class B Shares of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE
     FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND and AIM REAL ESTATE FUND will not be available until on or about March 3, 1998.

(**) Class A shares of AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of
     AIM MONEY MARKET FUND are offered to investors at net asset value, without payment of a sales charge, as described below. Other funds, including the Class A, Class B and Class C shares of AIM MONEY MARKET FUND, are sold with an initial sales charge or subject to a contingent deferred sales charge upon redemption, as described below.

  IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

  HOW TO OPEN AN ACCOUNT. In order to purchase shares of any of The AIM Family of Funds ("AIM Funds"), an investor must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent") or through any dealer authorized by A I M Distributors, Inc. ("AIM Distributors") to sell shares of the AIM Funds.

  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed IRS Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable Internal Revenue Service penalties. The minimum initial investment is $500, except for accounts initially established through an Automatic Investment Plan, which requires a special authorization form (see "Special Plans") and for certain retirement accounts. The minimum initial investment for accounts established with an Automatic Investment Plan is $50. The minimum initial investment for an Individual Retirement Arrangement ("IRA") or Roth IRA is $250. There are no minimum initial investment requirements applicable to money-purchase/profit-sharing plans, 401(k) plans, Simplified Employee Pension ("SEP") accounts, Salary Reduction ("SARSEP") accounts, Savings Incentive Match Plans for Employee IRA ("SIMPLE IRA") accounts, 403(b) plans or 457 (state deferred compensation) plans (except that the minimum initial investment for salary deferrals for such plans is $25), or for investment of dividends and distributions of any of the AIM Funds into any existing AIM Funds account.

  AFS' mailing address is:
                              A I M Fund Services, Inc.
                              P.O. Box 4739
                              Houston, TX 77210-4739

                                                                       MCF-02/98

  For additional information or assistance, investors should call the Client Services Department of AFS at:

                               (800) 959-4246

  Shares of any AIM Funds not named on the cover of this Prospectus are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.

  INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his dealer should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

                   Beneficiary Bank ABA/Routing #:   113000609
                   Beneficiary Account Number:       00100366807
                   Beneficiary Account Name:         A I M Fund Services, Inc.
                   RFB:                              Fund name, Reference Number (16 character limit)
                   OBI:                              Shareholder Name, Shareholder Account Number
                                                     (70 character limit)


  HOW TO PURCHASE ADDITIONAL SHARES. Additional shares may be purchased directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. The minimum investment for subsequent purchases is $50. The minimum employee salary deferral investment for participants in money-purchase/profit sharing plans, 401(k), IRA/SEP, 403(b) or 457 plans is $25. There are no such minimum investment requirements for investment of dividends and distributions of any of the AIM Funds into any other existing AIM Funds account.

  BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

  BY AIM BANK CONNECTION--SM--: To purchase additional shares by electronic funds transfer, please contact the Client Services Department of AFS for detail.

--------------------------------------------------------------------------------

TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS

  Shares of the AIM Funds, including Class A shares (the "Class A shares") of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL UTILITIES FUND, AIM GROWTH FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND and AIM WEINGARTEN FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT and AIM TAX-FREE INTERMEDIATE FUND), the "Multiple Class Funds," may be purchased at their respective net asset value plus a sales charge as indicated below, except that Class A shares of AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without a sales charge and Class B shares (the "Class B shares") and Class C shares ("Class C shares") of the Multiple Class Funds are sold at net asset value subject to a contingent deferred sales charge payable upon certain redemptions. These contingent deferred sales charges are described under the caption "How to Redeem
Shares -- Multiple Distribution System." Securities dealers and other persons entitled to receive compensation for selling or servicing shares of a Multiple Class Fund may receive different compensation for selling or servicing one particular class of shares over another class in the same Multiple Class Fund. Factors an investor should consider prior to purchasing Class A, Class B or Class C shares (or, if applicable, AIM Cash Reserve Shares) of a Multiple Class Fund are described below under "Special Information Relating to Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. As described below, the sales charge otherwise applicable to a purchase of shares of a fund may be reduced if certain conditions are met. In order to take advantage of a reduced sales charge, the prospective investor or his dealer must advise AIM Distributors that the conditions for obtaining a reduced sales charge have been met. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value." The following tables show the sales charge and dealer concession at various investment levels for the AIM Funds.

                                                                       MCF-02/98

SALES CHARGES AND DEALER CONCESSIONS

  GROUP I. Certain AIM Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds include Class A shares of each of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL UTILITIES FUND, AIM GROWTH FUND, AIM INTERNATIONAL EQUITY FUND, AIM MONEY MARKET FUND, AIM VALUE FUND and AIM WEINGARTEN FUND.

                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
        SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
              Less than $   25,000                   5.50%          5.82%        4.75%
 $ 25,000 but less than $   50,000                   5.25           5.54         4.50
 $ 50,000 but less than $  100,000                   4.75           4.99         4.00
 $100,000 but less than $  250,000                   3.75           3.90         3.00
 $250,000 but less than $  500,000                   3.00           3.09         2.50
 $500,000 but less than $1,000,000                   2.00           2.04         1.60

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

  GROUP II. Certain AIM Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds are: the Class A shares of each of AIM ADVISOR REAL ESTATE FUND, AIM BALANCED FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM MUNICIPAL BOND FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT.

                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
        SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
              Less than $   50,000                   4.75%          4.99%        4.00%
 $ 50,000 but less than $  100,000                   4.00           4.17         3.25
 $100,000 but less than $  250,000                   3.75           3.90         3.00
 $250,000 but less than $  500,000                   2.50           2.56         2.00
 $500,000 but less than $1,000,000                   2.00           2.04         1.60

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/ or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

                                                                       MCF-02/98

  GROUP III. Certain AIM Funds are currently sold with a sales charge ranging from 1.00% to 0.50% of the offering price on purchases of less than $1,000,000. These AIM Funds are the Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND.

                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
        SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
              Less than $  100,000                   1.00%          1.01%        0.75%
 $100,000 but less than $  250,000                   0.75           0.76         0.50
 $250,000 but less than $1,000,000                   0.50           0.50         0.40

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions.

  ALL GROUPS OF AIM FUNDS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

  In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

  AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge, for all AIM Funds other than Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases. See "Contingent Deferred Sales Charge Program for Large Purchases." AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to 0.10% of such purchases of Class A shares of AIM LIMITED MATURITY TREASURY FUND, and in an amount up to 0.25% of such purchases of Class A shares of AIM TAX-FREE INTERMEDIATE FUND.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record on April 30, 1995 who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

                                                                       MCF-02/98

  TIMING OF PURCHASE ORDERS. Orders for the purchase of shares of an AIM Fund (other than AIM MONEY MARKET FUND, as described below) received prior to the close of the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close") on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. It is the responsibility of the dealer to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer's failure to submit an order within the prescribed time frame will be borne by that dealer. Please see "How to Purchase Shares -- Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

  An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  SPECIAL INFORMATION RELATING TO MULTIPLE CLASS FUNDS. The Multiple Class Funds currently offer two or more classes of shares through separate distribution systems (the "Multiple Distribution System"). Although each class of shares of a particular Multiple Class Fund represents an interest in the same portfolio of investments, each class is subject to a different distribution structure and, as a result, differing expenses. This Multiple Distribution System allows investors to select the class that is best suited to the investor's needs and objectives. In considering the options afforded by the Multiple Distribution System, investors should consider both the applicable initial sales charge or contingent deferred sales charge, as well as the ongoing expenses borne by each class of shares and other relevant factors, such as whether his or her investment goals are long-term or short-term.

     CLASS A SHARES are sold subject to the initial sales charges described above and are subject to the other fees and expenses described herein. Class A shares of AIM MONEY MARKET FUND are designed to meet the needs of an investor who wishes to establish a dollar cost averaging program, pursuant to which Class A shares an investor owns may be exchanged at net asset value for Class A shares of another Multiple Class Fund or shares of another AIM Fund which is not a Multiple Class Fund, subject to the terms and conditions described under the caption "Exchange Privilege -- Terms and Conditions of Exchanges."

     CLASS B SHARES are sold without an initial sales charge. Thus, the entire purchase price of Class B shares is immediately invested in Class B shares. Class B shares are subject, however, to Rule 12b-1 Plan payments of 1.00% per annum on the average daily net assets of a Multiple Class Fund attributable to Class B shares. See the discussion under the caption "Management -- Distribution Plans." In addition, Class B shares redeemed within six years from the date such shares were purchased are subject to a contingent deferred sales charge ranging from 5% for redemptions made within the first year to 1% for redemptions made within the sixth year. No contingent deferred sales charge will be imposed if Class B shares are redeemed after six years from the date such shares were purchased. Redemptions of Class B shares and associated charges are further described under the caption "How to Redeem Shares -- Multiple Distribution System."

     Class B shares will automatically convert into Class A shares of the same Multiple Class Fund (together with a pro rata portion of all Class B shares acquired through the reinvestment of dividends and distributions) eight years from the end of the calendar month in which the purchase of Class B shares was made. Following such conversion of their Class B shares, investors will be relieved of the higher Rule 12b-1 Plan payments associated with Class B shares. See "Management -- Distribution Plans."

     CLASS C SHARES are sold without an initial sales charge. Thus the entire purchase price of Class C shares is immediately invested in Class C shares. Class C shares are subject, however, to Rule 12b-1 Plan payments of 1.00% per annum on the average daily net assets of a Multiple Class Fund attributable to Class C shares. See the discussion under the caption "Management -- Distribution Plans." In addition, Class C shares redeemed within one year from the date such shares were purchased are subject to a 1.00% contingent deferred sales charge. No contingent deferred sales charge will be imposed if Class C shares are redeemed after one year from the date such shares were purchased. Redemptions of Class C shares and associated charges are further described under the caption "How to Redeem
     Shares -- Multiple Distribution System."

     AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without an initial sales charge and are not subject to a contingent deferred sales charge; however, they are subject to the other fees and expenses described in the prospectus for AIM MONEY MARKET FUND.

  TIMING OF PURCHASE, EXCHANGE AND REDEMPTION ORDERS (AIM MONEY MARKET FUND
ONLY). Orders for purchases, exchanges and redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon Eastern Time or NYSE Close on any business day of the Fund will be confirmed at the price next determined. Net asset value is normally determined at 12:00 noon Eastern Time and NYSE Close on each business day of AIM MONEY MARKET FUND.

                                                                       MCF-02/98

  SPECIAL INFORMATION RELATING TO AIM MONEY MARKET FUND AND AIM TAX-EXEMPT CASH FUND (THE "MONEY MARKET FUNDS"). Because each Money Market Fund uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of such funds will remain constant at $1.00 per share. However, there is no assurance that each Money Market Fund can maintain a $1.00 net asset value per share. In order to earn dividends with respect to AIM MONEY MARKET FUND on the same day that a purchase is made, purchase payments in the form of federal funds must be received by the Transfer Agent before 12:00 noon Eastern Time on that day. Purchases made by payments in any other form, or payments in the form of federal funds received after such time but prior to NYSE Close, will begin to earn dividends on the next business day following the date of purchase. The Money Market Funds generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.

  SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem
Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form. Please note that certificates will not be issued for shares held in prototype retirement plans.

  MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

REDUCTIONS IN INITIAL SALES CHARGES

  Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. Purchases of Class A shares of AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class B and Class C shares of the Multiple Class Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

  The term "purchaser" means:

  - an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) Plan (unless such 403(b) plan qualifies as the purchaser as defined below);

  - a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), provided that:

        a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the funds will not accept contributions submitted with respect to individual participants);

        b. each transmittal must be accompanied by a single check or wire transfer; and

        c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

  - a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
    Code) and 457 plans, although more than one beneficiary or participant is involved;

  - a Simplified Employee Pension ("SEP"), Salary Reduction and other Elective Simplified Employee Pension account ("SARSEP"), a Savings Incentive Match Plans for Employees IRA ("SIMPLE IRA") where the employer has notified AIM Distributors in writing that all of its related employee SEP, SARSEP or SIMPLE IRA accounts should be linked;

  - any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company; or

  - the discretionary advised accounts of A I M Advisors, Inc. ("AIM") or A I M Capital Management, Inc. ("AIM Capital").

  Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by vir-

                                                                       MCF-02/98
tue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.

  (1) LETTERS OF INTENT. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992. The LOI confirms such purchaser's intention as to the total investment to be made in shares of the AIM Funds (except for (i) Class A shares of AIM TAX-EXEMPT CASH FUND, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he understands and agrees to the terms of the LOI and is bound by the provisions described below.

  Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

  To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

  If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he must give written notice to AIM Distributors. If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

  (2) RIGHTS OF ACCUMULATION. A "purchaser," as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in shares of any of the AIM Funds (except for (i) Class A shares of AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) at the time of the proposed purchase. Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds (except for (i) Class A shares of AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) owned by such purchaser, calculated at their then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish AFS with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

  PURCHASES AT NET ASSET VALUE. Purchases of shares of any of the AIM Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and distributions from a fund (see "Dividends,

                                                                       MCF-02/98

Distributions and Tax Matters"); (b) exchanges of shares of certain other funds (see "Exchange Privilege"); (c) use of the reinstatement privilege (see "How to Redeem Shares"); or (d) a merger, consolidation or acquisition of assets of a fund.

  Shareholders of record of Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND on September 8, 1986, and shareholders of record of Class A shares of AIM CHARTER FUND on November 17, 1986, may purchase additional Class A shares of the particular AIM Fund(s) whose shares they owned on such date, at net asset value (without payment of a sales charge) for as long as they continuously own Class A shares of such AIM Fund(s) having a market value of at least $500. In addition, discretionary advised clients of any investment advisors whose clients held Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND on September 8, 1986, or who held Class A shares of AIM CHARTER FUND on November 17, 1986, and have held such Class A shares at all times subsequent to such date, may purchase Class A shares of the applicable AIM Fund(s) at the net asset value of such shares.

  The following persons may purchase shares of the AIM Funds through AIM Distributors without payment of an initial sales charge: (a) A I M Management Group Inc. ("AIM Management") and its affiliated companies; (b) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, of AIM Management or its affiliates or of certain mutual funds which are advised or managed by AIM, or any trust established exclusively for the benefit of such persons; (c) any employee benefit plan established for employees of AIM Management or its affiliates; (d) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, or of CIGNA Corporation or of any of its affiliated companies, or of First Data Investor Services Group (formerly The Shareholders Services Group, Inc.); (e) any investment company sponsored by CIGNA Investments, Inc. or any of its affiliated companies for the benefit of its directors' deferred compensation plans; (f) discretionary advised clients of AIM or AIM Capital; (g) registered representatives and employees of dealers who have entered into agreements with AIM Distributors (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the AIM Funds) and any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, provided that purchases at net asset value are permitted by the policies of such person's employer; (h) certain broker-dealers, investment advisers or bank trust departments that provide asset allocation, similar specialized investment services or investment company transaction services for their customers, that charge a minimum annual fee for such services, and that have entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such services; and (i) employees of Triformis Inc.

  In addition, shares of any AIM Fund may be purchased at net asset value, without payment of a sales charge, by pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code. Such plans will qualify for purchases at net asset value provided that (1) the total amount invested in the plan is at least $1,000,000, (2) the sponsor signs a $1,000,000 LOI, (3) such shares are purchased by an employer-sponsored plan with at least 100 eligible employees, or (4) all of the plan's transactions are executed through a single financial institution or service organization who has entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such accounts. Section 403(b) plans sponsored by public educational institutions will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees. Participants in such plans will be eligible for reduced sales charges based solely on the aggregate value of their individual investments in the applicable AIM Fund. PLEASE NOTE THAT TAX-EXEMPT FUNDS ARE NOT APPROPRIATE INVESTMENTS FOR SUCH PLANS. AIM Distributors may pay investment dealers or other financial service firms for share purchases of the Load Funds (as defined on page A-10 herein) sold at net asset value to an employee benefit plan in accordance with this paragraph as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases and up to 0.10% of the net asset value of any Class A shares of AIM LIMITED MATURITY TREASURY FUND sold at net asset value to an employee benefit plan in accordance with this paragraph.

  Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND may be deposited at net asset value, without payment of a sales charge, in G/SET series unit investment trusts, whose portfolios consist exclusively of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and stripped United States Treasury issued notes or bonds bearing no current interest ("Treasury Obligations"). Class A shares of such funds may also be purchased at net asset value by other unit investment trusts approved by the Board of Directors of AIM Equity Funds, Inc. Unit holders of such trusts may elect to invest cash distributions from such trusts in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, including: (a) distributions of any dividend income or other income received by such trusts; (b) distributions of any net capital gains received in respect of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and proceeds of the sale of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND used to redeem units of such trusts; and (c) proceeds from the maturity of the Treasury Obligations at the termination dates of such trusts. Prior to the termination dates of such trusts, a unit holder may invest the proceeds from the redemption or repurchase of his units in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, provided: (a) that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is effected within 30 days of such redemption or repurchase; and (b) that the unit holder or his dealer provides AIM Distributors with a letter which: (i) identifies the name, address and telephone number of the dealer who sold to the unit holder the units to be redeemed or repurchased; and (ii) states that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is being funded exclusively by the proceeds from the redemption or repurchase of units of such trusts.

                                                                       MCF-02/98

  FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."

--------------------------------------------------------------------------------

SPECIAL PLANS

  Except as noted below, each AIM Fund provides the special plans described below for the convenience of its shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

  Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.

  SYSTEMATIC WITHDRAWAL PLAN. Under a Systematic Withdrawal Plan, a shareholder who owns shares which are not subject to a contingent deferred sales charge, can arrange for monthly, quarterly or annual amounts (but not less than $50) to be drawn against the balance of his account in the designated AIM Fund. Shareholders who own shares subject to a contingent deferred sales charge, can only arrange for monthly or quarterly withdrawals under a Systematic Withdrawal Plan. Payment of this amount can be made on any day of the month the shareholder specifies, except the thirtieth or thirty-first day of each month in which a payment is to be made. A minimum account balance of $5,000 is required to establish a Systematic Withdrawal Plan, but there is no requirement thereafter to maintain any minimum investment. With respect to shares subject to a contingent deferred sales charge (all classes) no contingent deferred sales charge will be imposed on withdrawals made under a Systematic Withdrawal Plan, provided that the amounts withdrawn under such a plan do not exceed on an annual basis 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan. Systematic Withdrawal Plans with respect to shares subject to a contingent deferred sales charge that exceed on an annual basis 12% of such account will be subject to a contingent deferred sales charge on the amounts exceeding 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan.

  Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested in shares of the applicable AIM Fund by the Transfer Agent. To provide funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

  Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C Shares of the Multiple Class Funds and AIM Cash Reserve Shares of AIM MONEY MARKET FUND), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

  The Systematic Withdrawal Plan may be terminated at any time upon 10 days' prior notice to AFS. Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan. Each AIM Fund reserves the right to initiate a fee for each withdrawal (not to exceed its cost), but there is no present intent to do so.

  AUTOMATIC INVESTMENT PLAN. Shareholders who wish to make regular systematic investments may establish an Automatic Investment Plan. Under this plan each withdrawal is made from the shareholder's bank account in the amount specified by the shareholder (minimum $50 per investment, per account) and on a day or date(s) specified by the shareholder. The proceeds are invested in shares of the designated AIM Fund at the applicable offering price determined on the date of the withdrawal. An Automatic Investment Plan may be discontinued upon 10 days' prior notice to the Transfer Agent or AIM Distributors.

  AUTOMATIC DIVIDEND INVESTMENT PLAN. Shareholders may elect to have all dividends and distributions declared by an AIM Fund paid in cash or invested at net asset value, without payment of an initial sales charge, either in shares of the same AIM Fund or invested in shares of another AIM Fund. For each of the Multiple Class Funds, dividends and distributions attributable to Class A shares may be reinvested in Class A shares of the same fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund; dividends and distributions attributable to Class B shares may be reinvested in Class B shares of the same fund or in Class B shares of another Multiple Class Fund; dividends and distributions attributable to Class C shares may be reinvested in Class C shares of the same fund or in Class C shares of another Multiple Class Fund; and dividends and distributions attributable to AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be reinvested in additional shares of such fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund. See "Dividends, Distributions and


                                                                       MCF-02/98

Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one AIM Fund invested in shares of another AIM Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and
(c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another AIM Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An AIM Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.

  DOLLAR COST AVERAGING. Shareholders may elect to have a specified amount automatically exchanged, either monthly or quarterly (on or about the 10th or 25th day of the applicable month), from one of their accounts into one or more AIM Funds, subject to the terms and conditions described under the caption "Exchange Privilege -- Terms and Conditions of Exchanges." The account from which exchanges are to be made must have a value of at least $5,000 when a shareholder elects to begin this program, and the exchange minimum is $50 per transaction. All of the accounts that are part of this program must have identical registrations. The net asset value of shares purchased under this program may vary, and may be more or less advantageous than if shares were not exchanged automatically. There is no charge for entering the Dollar Cost Averaging program. Sales charges may apply, as described under the caption "Exchange Privilege."

  PROTOTYPE RETIREMENT PLANS. The AIM Funds (except for AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TAX-EXEMPT CASH FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT) have made the following prototype retirement plans available to corporations, individuals and employees of non-profit organizations and public schools: combination money-purchase/profit-sharing plans; 403(b) plans; IRA plans; Roth IRA plans; SARSEP plans; SEP plans; and SIMPLE IRA plans (collectively, "retirement accounts"). Information concerning these plans, including the custodian's fees and the forms necessary to adopt such plans, can be obtained by calling or writing the AIM Funds or AIM Distributors. Shares of the AIM Funds are also available for investment through existing 401(k) plans (for both individuals and employers) adopted under the Code. The plan custodian currently imposes an annual $10 maintenance fee with respect to each retirement account for which it serves as the custodian. This fee is generally charged in December. Each AIM Fund and/or the custodian reserve the right to change this maintenance fee and to initiate an establishment fee (not to exceed its cost).

                                                                       MCF-02/98

--------------------------------------------------------------------------------

EXCHANGE PRIVILEGE

  TERMS AND CONDITIONS OF EXCHANGES. Shareholders of the AIM Funds may participate in an exchange privilege as described below. The exchange privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. AIM Distributors acts as distributor for the AIM Funds, which represent a range of different investment objectives and policies. As set forth under the caption "Terms and Conditions of Purchase of the AIM
Funds -- Sales Charges and Dealer Concessions," shares of certain of the AIM Funds, including the Class A shares of the Multiple Class Funds, listed below and referred to herein as the "Load Funds," are sold at a public offering price that includes a maximum sales charge of 5.50% or 4.75% of the public offering price of such shares; Class A shares (or shares which normally involve the payment of initial sales charges) of certain of the AIM Funds, listed below and referred to herein as the "Lower Load Funds," are sold at a public offering price that includes a maximum sales charge of 1.00% of the public offering price of such shares; and Class A shares or shares of certain other funds, listed below and referred to herein as the "No Load Funds," are sold at net asset value, without payment of a sales charge.

                                LOAD FUNDS:                                  LOWER LOAD FUNDS:
                                ----------                                   -----------------
   AIM ADVISOR FLEX FUND --            AIM GLOBAL GROWTH                     AIM LIMITED MATURITY TREASURY FUND
     CLASS A                           FUND -- CLASS A                           -- CLASS A
   AIM ADVISOR INTERNATIONAL           AIM GLOBAL INCOME                       AIM TAX-FREE INTERMEDIATE FUND
     VALUE FUND -- CLASS A             FUND -- CLASS A                           -- CLASS A
   AIM ADVISOR LARGE CAP               AIM GLOBAL UTILITIES                  NO LOAD FUNDS:
     VALUE FUND -- CLASS A             FUND -- CLASS A                       --------------
   AIM ADVISOR MULTIFLEX               AIM GROWTH FUND -- CLASS A            AIM MONEY MARKET FUND
     FUND -- CLASS A                   AIM HIGH INCOME MUNICIPAL                 -- AIM CASH RESERVE SHARES
   AIM ADVISOR REAL ESTATE               FUND -- CLASS A                       AIM TAX-EXEMPT CASH FUND -- CLASS A
     FUND -- CLASS A                   AIM HIGH YIELD FUND -- CLASS A
   AIM AGGRESSIVE GROWTH               AIM INCOME FUND -- CLASS A
     FUND -- CLASS A                   AIM INTERMEDIATE GOVERNMENT
   AIM ASIAN GROWTH FUND -- CLASS A    FUND -- CLASS A
   AIM BALANCED FUND -- CLASS A        AIM INTERNATIONAL EQUITY
   AIM BLUE CHIP FUND -- CLASS A       FUND -- CLASS A
   AIM CAPITAL DEVELOPMENT             AIM MONEY MARKET
     FUND -- CLASS A                   FUND -- CLASS A
   AIM CHARTER FUND -- CLASS A         AIM MUNICIPAL BOND
   AIM CONSTELLATION                   FUND -- CLASS A
     FUND -- CLASS A                   AIM TAX-EXEMPT BOND FUND
   AIM EUROPEAN DEVELOPMENT            OF CONNECTICUT -- CLASS A
     FUND -- CLASS A                   AIM VALUE FUND -- CLASS A
   AIM GLOBAL AGGRESSIVE GROWTH        AIM WEINGARTEN FUND -- CLASS A
     FUND -- CLASS A

  Shares of any AIM Fund may be exchanged for shares of any other AIM Fund on the terms described on the chart below, except that (i) Load Fund share purchases of $1,000,000 or more which are subject to a contingent deferred sales charge may not be exchanged for Lower Load Funds or for AIM TAX-EXEMPT CASH FUND; (ii) LOWER LOAD FUND SHARE PURCHASES OF $1,000,000 OR MORE AND AIM Cash Reserve Shares of AIM MONEY MARKET FUND and AIM TAX-EXEMPT CASH FUND PURCHASES MAY BE EXCHANGED FOR LOAD FUND SHARES IN AMOUNTS OF $1,000,000 OR MORE WHICH WILL THEN BE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE; HOWEVER, FOR PURPOSES OF CALCULATING THE CONTINGENT DEFERRED SALES CHARGE ON THE LOAD FUND SHARES ACQUIRED, THE 18-MONTH PERIOD SHALL BE COMPUTED FROM THE DATE OF SUCH EXCHANGE; (iii) Class A shares may be exchanged for Class A shares, (iv) Class B shares may be exchanged only for Class B shares; (v) Class C shares may only be exchanged for Class C shares; and (vi) AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be exchanged for Class A shares of AIM MONEY MARKET FUND or for Class B or Class C shares.

                                                                       MCF-02/98

  DEPENDING UPON THE FUND FROM WHICH AND INTO WHICH AN EXCHANGE IS BEING MADE, SHARES BEING ACQUIRED IN AN EXCHANGE MAY BE ACQUIRED AT THEIR OFFERING PRICE OR AT THEIR NET ASSET VALUE (WITHOUT PAYMENT OF A SALES CHARGE) AS SET FORTH IN THE TABLE BELOW FOR SHARES INITIALLY PURCHASED PRIOR TO MAY 1, 1994:

                                                                                                      MULTIPLE CLASS FUNDS:
                                                            LOWER LOAD              NO LOAD       ------------------------------
      FROM:                 TO: LOAD FUNDS                     FUNDS                 FUNDS           CLASS B         CLASS C
      -----                 --------------            -----------------------  -----------------  --------------  --------------
Load Funds.......  Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable

Lower Load         Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
  Funds..........
No Load Funds....  Offering Price if No Load shares   Net Asset Value if No    Net Asset Value    Not Applicable  Not Applicable
                   were directly purchased. Net       Load shares were
                   Asset Value if No Load shares      acquired upon exchange
                   were acquired upon exchange of     of shares of any Load
                   shares of any Load Fund or any     Fund or any Lower Load
                   Lower Load Fund.                   Fund; otherwise,
                                                      Offering Price.
Multiple Class
  Funds:
  Class B........  Not Applicable                     Not Applicable           Not Applicable     Net Asset Value Not Applicable

  FOR SHARES INITIALLY PURCHASED ON OR AFTER MAY 1, 1994, THE FOREGOING TABLE IS REVISED AS FOLLOWS:
Load Funds.......  Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
Lower Load         Net Asset Value if shares were     Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
  Funds..........  acquired upon exchange of any
                   Load Fund. Otherwise, difference
                   in sales charge will apply.
No Load Funds....  Offering Price if No Load shares   Net Asset Value if No    Net Asset Value    Not Applicable  Not Applicable
                   were directly purchased. Net       Load shares were
                   Asset Value if No Load shares      acquired upon exchange
                   were acquired upon exchange of     of shares of any Load
                   shares of any Load Fund.           Fund or any Lower Load
                   Difference in sales charge will    Fund; otherwise, Of-
                   apply if No Load shares were       fering Price.
                   acquired upon exchange of Lower
                   Load Fund shares.
Multiple Class
  Funds:
  Class B........  Not Applicable                     Not Applicable           Not Applicable     Net Asset Value Not Applicable
  Class C........  Not Applicable                     Not Applicable           Not Applicable     Not Applicable  Net Asset Value

  An exchange is permitted only in the following circumstances: (a) if the funds offer more than one class of shares, the exchange must be between the same class of shares (e.g., Class A, Class B and Class C shares of a Multiple Class Fund cannot be exchanged for each other), except that AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be exchanged for Class A, Class B, or Class C shares of another Multiple Class Fund; (b) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the fund acquired through such exchange; (c) the shares of the fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (d) the exchange must be made between accounts having identical registrations and addresses; (e) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (f) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate Internal Revenue Service ("IRS") Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (g) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten business days, and all other shares are held in an account for at least one day, prior to the exchange; and
(h) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the AIM Funds.

  THE CURRENT PROSPECTUS OF EACH OF THE AIM FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

  THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.

  Shares of any AIM Fund (other than AIM MONEY MARKET FUND) to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received

                                                                       MCF-02/98
after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase, Exchange and Redemption Orders (AIM MONEY MARKET FUND only)" for information regarding the timing of exchange orders for AIM MONEY MARKET FUND. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends (See "Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

  EXCHANGES BY MAIL. Investors exchanging their shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of shares to be exchanged, and the names of the funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail, except those required for redemption of IRAs. See "How to Redeem Shares."

  EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

  EXCHANGES OF CLASS B AND CLASS C SHARES. A contingent deferred sales charge will not be imposed in connection with exchanges among Class B shares or among Class C shares. For purposes of determining a shareholder's holding period of Class B or Class C shares in the calculation of the applicable contingent deferred sales charge, the period of time during which Class B or Class C shares were held prior to an exchange will be added to the holding period of the applicable Class B or Class C shares acquired in an exchange.

--------------------------------------------------------------------------------

HOW TO REDEEM SHARES

  Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. Although a contingent deferred sales charge may be applicable to certain redemptions, as described below, there is no redemption fee imposed when shares are redeemed or repurchased; however, dealers may charge service fees for handling repurchase transactions.

  MULTIPLE DISTRIBUTION SYSTEM. Class B shares. Class B shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less the applicable contingent deferred sales charge shown in the table below. No deferred sales charge will be imposed (i) on redemptions of Class B shares following six years from the date such shares were purchased, (ii) on Class B shares acquired through reinvestments of dividends and distributions attrib-
                                                                       MCF-02/98
utable to Class B shares or (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class B shares.

  YEAR                                                 CONTINGENT DEFERRED
 SINCE                                                   SALES CHARGE AS
PURCHASE                                               % OF DOLLAR AMOUNT
  MADE                                                  SUBJECT TO CHARGE
--------                                               -------------------
First......................................................          5%
Second.....................................................          4%
Third......................................................          3%
Fourth.....................................................          3%
Fifth......................................................          2%
Sixth......................................................          1%
Seventh and Following......................................         None

  In determining whether a contingent deferred sales charge is applicable, it will be assumed that a redemption is made first, of any shares held in the shareholder's account that are not subject to such charge; second, of shares derived from reinvestment of dividends and distributions; third, of shares held for more than six years from the date such shares were purchased; and fourth, of shares held less than six years from the date such shares were purchased. The applicable sales charge will be applied against the lesser of the current market value of shares redeemed or their original cost.

  Class C Shares. Class C shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less a 1% contingent deferred sales charge. No deferred sales charge will be imposed
(i) on redemptions of Class C shares following one year from the date such shares were purchased; (ii) on Class C shares acquired through reinvestment of dividends and distributions attributable to Class C shares; (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class C shares; (iv) on redemptions of additional purchases of shares of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, and AIM ADVISOR REAL ESTATE FUND, by shareholders of record on April 30, 1995 of these funds (shareholders whose broker/dealers maintain a single omnibus account with the Transfer Agent on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995 from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996).

  Waivers. Contingent deferred sales charges on Class B and Class C shares will be waived on redemptions (1) following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust (provided AIM Distributors is notified of such death or post-purchase disability at the time of the redemption request and is provided with satisfactory evidence of such death or post-purchase disability), (2) in connection with certain distributions from individual retirement accounts, custodial accounts maintained pursuant to Code Section 403(b), deferred compensation plans qualified under Code Section 457 and plans qualified under Code Section 401 (collectively, "Retirement Plans"), (3) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class B or Class C shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan, (4) effected pursuant to the right of a Multiple Class Fund to liquidate a shareholder's account if the aggregate net asset value of shares held in the account is less than the designated minimum account size described in the prospectus of such Multiple Class Fund, (5) effected by AIM of its investment in Class B or Class C shares and (6) of Class C shares where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payment otherwise payable to the dealer described in the fifth paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds."

  Waiver category (1) above applies only to redemptions of Class B or Class C shares held at the time of death or initial determination of post-purchase disability.

  Waiver category (2) above applies only to redemptions resulting from:

          (i) required minimum distributions to plan participants or beneficiaries who are age 70-1/2 or older, and only with respect to that portion of such distributions which does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund;

          (ii) in kind transfers of assets where the participant or beneficiary notifies AIM Distributors of such transfer no later than the time such transfer occurs;

          (iii) tax-free rollovers or transfers of assets to another Retirement Plan invested in Class B or Class C shares of one or more Multiple Class Funds;

          (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and

          (v) distributions upon the death or disability (as defined in the Code) of the participant or beneficiary.
                                                                       MCF-02/98

  CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES. Except for purchases of Class B and Class C shares of a Multiple Class Fund and purchases of shares of the No Load Funds and Lower Load Funds, A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES TO PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN 18 MONTHS OF THE DATE OF PURCHASE. For a description of the AIM Funds participating in this program, see "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." This charge will be 1% of the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gain distributions) or the total original cost of such shares. In determining whether a contingent deferred sales charge is payable, and the amount of any such charge, shares not subject to the contingent deferred sales charge are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase. No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 18 months of the date the shares were originally purchased. For purposes of computing this 18-MONTH PERIOD (i) shares of any Load Fund or AIM Cash Reserve Shares of AIM MONEY MARKET FUND which were acquired through an exchange of shares which previously were subject to the 1% contingent deferred sales charge will be credited with the period of time such exchanged shares were held, and (ii) shares of any Load Fund which are subject to the 1% contingent deferred sales charge and which were acquired through an exchange of shares of a Lower Load Fund or a No Load Fund which previously were not subject to the 1% contingent deferred sales charge will not be credited with the period of time such exchanged shares were held. The charge will be waived in the following circumstances: (1) redemptions of shares by employee benefit plans ("Plans") qualified under Sections 401 or 457 of the Code, or Plans created under Section 403(b) of the Code and sponsored by nonprofit organizations as defined under Section 501(c)(3) of the Code, where shares are being redeemed in connection with employee terminations or withdrawals, and (a) the total amount invested in a Plan is at least $1,000,000, (b) the sponsor of a Plan signs a letter of intent to invest at least $1,000,000 in one or more of the AIM Funds, or (c) the shares being redeemed were purchased by an employer-sponsored Plan with at least 100 eligible employees; provided, however, that Plans created under Section 403(b) of the Code which are sponsored by public educational institutions shall qualify under (a), (b) or (c) above on the basis of the value of each Plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the Plan or on the number of eligible employees;
(2) redemptions of shares following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust; (3) redemptions of shares purchased at net asset value by private foundations or endowment funds where the initial amount invested was at least $1,000,000; (4) redemptions of shares purchased by an investor in amounts of $1,000,000 or more where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payments otherwise payable to the dealer as described in the third paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds"; and (5) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class A shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan.

  REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the Fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnerships, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

  In addition to these requirements, shareholders who have invested in a fund to establish an IRA, should include the following information along with a written request for either partial or full liquidation of fund shares: (a) a statement as to whether or not the shareholder has attained age 59-1/2; and (b) a statement as to whether or not the shareholder elects to have federal income tax withheld from the proceeds of the liquidation.

  REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in his account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information; and (e) the proceeds of the redemption do not exceed $50,000. Accounts in AIM Distributors' prototype retirement plans (such as IRA and IRA/SEP) or 403(b) plans are not eligible for the telephone redemption option. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be gen-
                                                                       MCF-02/98
uine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

  EXPEDITED REDEMPTIONS (AIM MONEY MARKET FUND ONLY). If a redemption order is received prior to 11:30 a.m. Eastern Time, the redemption will be effective on that day and AIM MONEY MARKET FUND will endeavor to transmit payment on that same business day. If the redemption order is received after 11:30 a.m. and prior to NYSE Close, the redemption will be made at the next determined net asset value and payment will generally be transmitted on the next business day.

  REDEMPTIONS BY CHECK (AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND). After completing the appropriate authorization form, shareholders may use checks to effect redemptions from AIM TAX-EXEMPT CASH FUND and the AIM Cash Reserve Shares of AIM MONEY MARKET FUND. This privilege does not apply to retirement accounts or qualified plans. Checks may be drawn in any amount of $250 or more. Checks drawn against insufficient shares in the account, against shares held less than ten business days, or in amounts of less than the applicable minimum will be returned to the payee. The payee of the check may cash or deposit it in the same way as an ordinary bank check. When a check is presented to the Transfer Agent for payment, the Transfer Agent will cause a sufficient number of shares of such fund to be redeemed to cover the amount of the check. Shareholders are entitled to dividends on the shares redeemed through the day on which the check is presented to the Transfer Agent for payment.

  TIMING AND PRICING OF REDEMPTION ORDERS. Shares of the various AIM Funds (other than AIM MONEY MARKET FUND) are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent, except that shares that are subject to a contingent deferred sales charge, may be subject to the imposition of deferred sales charges that will be deducted from the redemption proceeds. See "Multiple Distribution System" and "Contingent Deferred Sales Charge Program for Large Purchases." Orders for the redemption of shares received in proper form prior to NYSE Close on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. Redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon or NYSE Close on any business day of the Fund will be confirmed at the price next determined. It is the responsibility of the dealer to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.

  Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

  SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner; (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions; and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.

  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the Securities and Exchange Commission ("SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed

                                                                       MCF-02/98
the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.

  REINSTATEMENT PRIVILEGE (CLASS A SHARES ONLY). Within 90 days of a redemption, a shareholder may invest all or part of the redemption proceeds in Class A shares of any AIM Fund at the net asset value next computed after receipt by the Transfer Agent of the funds to be reinvested; provided, however, if the redemption was made from Class A shares of either AIM LIMITED MATURITY TREASURY FUND or AIM TAX-FREE INTERMEDIATE FUND, the reinvested proceeds will be subject to the difference in sales charge between the shares redeemed and the shares the proceeds are reinvested in. The shareholder must ask the Transfer Agent for such privilege at the time of reinvestment. A realized gain on the redemption is taxable, and reinvestment may alter any capital gains payable. If there has been a loss on the redemption and shares of the same fund are repurchased, all of the loss may not be tax deductible, depending on the timing and amount reinvested. Under the Code, if the redemption proceeds of fund shares on which a sales charge was paid are reinvested in (or exchanged for) shares of another AIM Fund at a reduced sales charge within 90 days of the payment of the sales charge, the shareholder's basis in the fund shares redeemed may not include the amount of the sales charge paid, thereby reducing the loss or increasing the gain recognized from the redemption; however, the shareholder's basis in the fund shares purchased will include the sales charge. Each AIM Fund may amend, suspend or cease offering this privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. This privilege may only be exercised once each year by a shareholder with respect to each AIM Fund.

  Shareholders who are assessed a contingent deferred sales charge in connection with the redemption of Class A shares and who subsequently reinvest a portion or all of the value of the redeemed shares in Class A shares of any AIM Fund within 90 days after such redemption may do so at net asset value if such privilege is claimed at the time of reinvestment. Such reinvested proceeds will not be subject to either a front-end sales charge at the time of reinvestment or an additional contingent deferred sales charge upon subsequent redemption. In order to exercise this reinvestment privilege, the shareholder must notify the Transfer Agent of his or her intent to do so at the time of reinvestment. This reinvestment privilege does not apply to Class B or Class C shares.

--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE

  The net asset value per share (or share price) of each AIM Fund is determined as of 4:00 p.m. Eastern Time (12:00 noon Eastern Time and NYSE Close with respect to AIM MONEY MARKET FUND), on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an AIM Fund's share will be determined as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the Money Market Funds, are valued at amortized cost as reflecting fair value. AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT and AIM TAX-FREE INTERMEDIATE FUND value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund.

                                                                       MCF-02/98

--------------------------------------------------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

  Each AIM Fund's policy regarding the payment of dividends and distributions is set forth below.

                                                                                DISTRIBUTIONS    DISTRIBUTIONS
                                                                                   OF NET           OF NET
                                                    DIVIDENDS FROM                REALIZED         REALIZED
                                                    NET INVESTMENT               SHORT-TERM        LONG-TERM
                   FUND                                 INCOME                  CAPITAL GAINS    CAPITAL GAINS
                   ----                             --------------              -------------    -------------
AIM ADVISOR FLEX FUND.....................  declared and paid quarterly       quarterly          annually
AIM ADVISOR INTERNATIONAL VALUE FUND......  declared and paid annually        annually           annually
AIM ADVISOR LARGE CAP VALUE FUND..........  declared and paid quarterly       quarterly          annually
AIM ADVISOR MULTIFLEX FUND................  declared and paid quarterly       quarterly          annually
AIM ADVISOR REAL ESTATE FUND..............  declared and paid quarterly       quarterly          annually
AIM AGGRESSIVE GROWTH FUND................  declared and paid annually        annually           annually
AIM ASIAN GROWTH FUND.....................  declared and paid annually        annually           annually
AIM BALANCED FUND.........................  declared and paid quarterly       annually           annually
AIM BLUE CHIP FUND........................  declared and paid annually        annually           annually
AIM CAPITAL DEVELOPMENT FUND..............  declared and paid annually        annually           annually
AIM CHARTER FUND..........................  declared and paid quarterly       annually           annually
AIM CONSTELLATION FUND....................  declared and paid annually        annually           annually
AIM EUROPEAN DEVELOPMENT FUND.............  declared and paid annually        annually           annually
AIM GLOBAL AGGRESSIVE GROWTH FUND.........  declared and paid annually        annually           annually
AIM GLOBAL GROWTH FUND....................  declared and paid annually        annually           annually
AIM GLOBAL INCOME FUND....................  declared daily; paid monthly      annually           annually
AIM GLOBAL UTILITIES FUND.................  declared daily; paid monthly      annually           annually
AIM GROWTH FUND...........................  declared and paid annually        annually           annually
AIM HIGH INCOME MUNICIPAL FUND............  declared daily; paid monthly      annually           annually
AIM HIGH YIELD FUND.......................  declared daily; paid monthly      annually           annually
AIM INCOME FUND...........................  declared daily; paid monthly      annually           annually
AIM INTERMEDIATE GOVERNMENT FUND..........  declared daily; paid monthly      annually           annually
AIM INTERNATIONAL EQUITY FUND.............  declared and paid annually        annually           annually
AIM LIMITED MATURITY TREASURY FUND........  declared daily; paid monthly      annually           annually
AIM MONEY MARKET FUND.....................  declared daily; paid monthly      at least annually  annually
AIM MUNICIPAL BOND FUND...................  declared daily; paid monthly      annually           annually
AIM TAX-EXEMPT BOND FUND OF CONNECTICUT...  declared daily; paid monthly      annually           annually
AIM TAX-EXEMPT CASH FUND..................  declared daily; paid monthly      at least annually  annually
AIM TAX-FREE INTERMEDIATE FUND............  declared daily; paid monthly      annually           annually
AIM VALUE FUND............................  declared and paid annually        annually           annually
AIM WEINGARTEN FUND.......................  declared and paid annually        annually           annually

  In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods.

  All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to a class are reinvested in additional shares of such class, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in like shares of another Multiple Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or the dividend portion thereof, in cash, or to invest such dividends and distributions in shares of another fund in the AIM Funds; provided that (i) dividends and distributions attributable to Class B shares may only be reinvested in Class B shares, (ii) dividends and distributions attributable to Class C shares may only be reinvested in Class C shares (iii) dividends and distributions attributable to Class A shares may not be reinvested in Class B or Class C shares, and (iv) dividends and distributions attributable to the AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be reinvested in the Class A shares of that Fund or in any Class B or Class C shares. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another AIM Fund. Such reinvestments into the AIM Funds are not subject to sales charges, and shares so purchased are automatically credited to the account of the shareholder.

  Dividends on Class B and Class C shares are expected to be lower than those for Class A shares or AIM Cash Reserve Shares because of higher distribution fees paid by Class B and Class C shares. Dividends on all shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such

                                                                       MCF-02/98
payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

TAX MATTERS

  Each AIM Fund has qualified and intends to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income taxes on net investment income and capital gains that are distributed to shareholders. Each fund, for purposes of determining taxable income, distribution requirements and other requirements of Subchapter M, is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses and each fund must individually comply with all of the provisions of the Code which are applicable to its operations.

  TAX TREATMENT OF DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute substantially all of its net investment income and net realized capital gains to its shareholders, it is not expected that any such fund will be required to pay any federal income tax. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid the imposition of a non-deductible 4% excise tax calculated as a percentage of certain undistributed amounts of taxable ordinary income and capital gain net income. Nevertheless, shareholders normally are subject to federal income taxes, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional shares of a fund, except for tax-exempt dividends paid by AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, and AIM TAX-FREE INTERMEDIATE FUND (the "Tax-Exempt Funds") which are exempt from federal tax. Dividends paid by a fund (other than capital gain distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR REAL ESTATE FUND, AIM ASIAN GROWTH FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND or AIM TAX-FREE INTERMEDIATE FUND will qualify for this dividends received deduction. Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all distributions paid during the year. Certain dividends declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to shareholders during January of the following calendar year. No gain or loss will be recognized by shareholders upon the automatic conversion of Class B shares of a Multiple Class Fund into Class A shares of such Fund. With respect to tax-exempt shareholders, distributions from the Funds will not be subject to federal income taxation to the extent permitted under the applicable tax-exemption.

  For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.

  TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.

  Under existing provisions of the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends and distributions (other than exempt-interest dividends and capital gain dividends) and return of capital distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

  DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENT OF ADDITIONAL INFORMATION.

  TAX-EXEMPT FUNDS -- SPECIAL TAX INFORMATION. Shareholders will not be required to include the "exempt-interest" portion of dividends paid by the Tax-Exempt Funds in their gross income for federal income tax purposes. However, shareholders will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on their federal income tax returns. Moreover, exempt-interest dividends from the Tax-Exempt Funds may be subject to state income taxes, may give rise to a federal alternative minimum tax liability, may affect the amount of social security benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness of the shareholder, and may have other collateral federal income tax consequences. The Tax-Exempt Funds may invest in Municipal Securities the interest on which will constitute an item of tax preference and which therefore could give rise to a federal alternative minimum tax liability for shareholders, and may invest up to 20% of their net assets in such securities and

                                                                       MCF-02/98
other taxable securities. For additional information concerning the alternative minimum tax and certain collateral tax consequences of the receipt of exempt-interest dividends, see the Statements of Additional Information applicable to the Tax-Exempt Funds.

  The Tax-Exempt Funds may pay dividends to shareholders which are taxable, but will endeavor to avoid investments which would result in taxable dividends. The percentage of dividends which constitute exempt-interest dividends, and the percentage thereof (if any) which constitute an item of tax preference, will be determined annually. This percentage may differ from the actual percentages for any particular day.

  To the extent that dividends are derived from taxable investments or net realized short-term capital gains, they will constitute ordinary income for federal income tax purposes, whether received in cash or additional shares. Distributions of net long-term capital gains will be taxable as long-term capital gains, whether received in cash or additional shares, and regardless of the length of time a particular shareholder may have held his shares.

  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on Municipal Securities. If such a proposal were enacted, the ability of the Tax-Exempt Funds to pay exempt-interest dividends might be adversely affected.

  AIM INTERMEDIATE GOVERNMENT FUND and AIM LIMITED MATURITY TREASURY
FUND -- SPECIAL TAX INFORMATION. Certain states exempt from state income taxes dividends paid by mutual funds out of interest on U.S. Treasury and certain other U.S. government obligations, and investors should consult with their own tax advisors concerning the availability of such exemption.

  AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ASIAN GROWTH FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND AND AIM GLOBAL UTILITIES FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to shareholders credits for foreign taxes paid. If the fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders, and should note that if such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends.

--------------------------------------------------------------------------------

GENERAL INFORMATION

  CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the AIM Funds other than AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND, for which The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, serves as custodian. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as
Sub-Custodian for retail purchases of the AIM Funds.

  A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly owned subsidiary of AIM, serves as each AIM Fund's transfer agent and dividend payment agent.

  LEGAL COUNSEL. The law firm of Ballard Spahr Andrews & Ingersoll, LLP, Philadelphia, Pennsylvania, serves as counsel to the AIM Funds and passes upon legal matters.

  SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

  YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties. Many software systems in use today are unable to distinguish between the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers provide the AIM Funds and their shareholders.

  To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and phase (iii) has commenced. The Project is scheduled to be completed during the fourth quarter of 1998. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be reviewed to confirm Year 2000 compliance upon installation.
                                                                       MCF-02/98
                                      A-20

  OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                                                                       MCF-02/98

                            APPLICATION INSTRUCTIONS

  SOCIAL SECURITY OR TAXPAYER ID NUMBER. Investors should make sure that the social security number or taxpayer identification number (TIN) which appears in
Section 1 of the Application complies with the following guidelines:
--------------------------------------------------------------------------------

                                   GIVE SOCIAL SECURITY                                           GIVE TAXPAYER I.D.
        ACCOUNT TYPE                    NUMBER OF:                     ACCOUNT TYPE                   NUMBER OF:
      Individual              Individual                       Trust, Estate, Pension        Trust, Estate, Pension
                                                               Plan Trust                    Plan Trust and not
                                                                                             personal TIN of fiduciary

      Joint Individual        First individual listed in the
                              "Account Registration" portion
                              of the Application

      Unif. Gifts to          Minor                            Corporation, Partnership,     Corporation, Partnership,
      Minors/Unif.                                             Other Organization            Other Organization
      Transfers to Minors

      Legal Guardian          Ward, Minor or
                              Incompetent

      Sole Proprietor         Owner of Business                Broker/Nominee                Broker/Nominee

--------------------------------------------------------------------------------

  Applications without a certified TIN will not be accepted unless the applicant is a nonresident alien, foreign corporation or foreign partnership and has attached a completed IRS Form W-8.

  BACKUP WITHHOLDING. Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a TIN and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

  (1) the investor fails to furnish a correct TIN to the Fund, or

  (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

  (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

  (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

  (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting and such entities should check the box "Exempt from Backup Withholding" on the Application. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

- a corporation
- an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)
- the United States or any of its agencies or instrumentalities
- a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities
- a foreign government or any of its political subdivisions, agencies or instrumentalities
- an international organization or any of its agencies or instrumentalities
- a foreign central bank of issue
- a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.
- a futures commission merchant registered with the Commodity Futures Trading Commission
- a real estate investment trust
- an entity registered at all times during the tax year under the Investment Company Act of 1940
- a common trust fund operated by a bank under Section 584(a)
- a financial institution
- a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List
- a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.
NOTE: Section references are to sections of the Code.

  IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

                                                                   MCF-02/98

  NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to appropriate withholding as described in the Prospectus under "Dividends, Distributions and Tax Matters."

  SPECIAL INFORMATION REGARDING TELEPHONE EXCHANGE PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "Exchange Privilege -- Exchanges by Mail").

  SPECIAL INFORMATION REGARDING TELEPHONE REDEMPTION PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "How to Redeem
Shares -- Redemptions by Mail").

                                                                   MCF-02/98

[AIM LOGO APPEARS HERE]         THE AIM FAMILY OF FUNDS--Registered Trademark--

Investment Advisor
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173

Transfer Agent
A I M Fund Services, Inc.
P.O. Box 4739
Houston TX 77210-4739

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter
A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Independent Accountants
KPMG Peat Marwick LLP
700 Louisiana
Houston, TX 77002

For more complete information about any other Fund in The AIM Family of Funds--Registered Trademark--, including charges and expenses, please call (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.

INT-PRO-1

                                  APPENDIX III

                       AIM GLOBAL AGGRESSIVE GROWTH FUND
                             AIM GLOBAL GROWTH FUND
                             AIM GLOBAL INCOME FUND

              (SERIES PORTFOLIO OF AIM INTERNATIONAL FUNDS, INC.)

                    Supplement dated October 1, 1998 to the
       Prospectus dated February 20, 1998, as supplemented June 30, 1998


The following paragraph should be inserted under the heading of "Foreign Securities--Currency Risk" on page 21:

        "Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain are members of the European Economic and Monetary Union (the "EMU"). The EMU intends to establish a common European currency for participating countries which will be known as the "euro." It is anticipated that each participating country will supplement its existing currency with the euro on January 1, 1999, and will replace its existing currency with the euro on July 1, 2002. Any other European country that is a member of the European Union and satisfies the criteria for participation in the EMU may elect to participate in the EMU and may supplement its existing currency with the euro after January 1, 1999.

        The expected introduction of the euro presents unique risks and uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by January 1, 1999; how outstanding financial contracts will be treated after January 1, 1999; the establishment of exchange rates for existing currencies and the euro; and the creation of suitable clearing and settlement systems for the euro. These and other factors could cause market disruptions before or after the introduction of the euro and could adversely affect the value of securities held by the Portfolio."


The following paragraph replaces in its entirety the third paragraph under the heading "MANAGEMENT--Portfolio Management" on page 24 of the prospectus :

        "A. Dale Griffin, III, Paul A. Rogge and Jonathan C. Schoolar are primarily responsible for the day-to-day management of Growth Fund. Background information for Mr. Griffin and Mr. Rogge is discussed above with respect to the management of Aggressive Growth Fund. Mr. Griffin and Mr. Rogge have been responsible for the Fund since its inception in 1994. Mr. Schoolar is a Senior Vice President of AIM Capital, Vice President of AIM, Vice President of the Company and has been responsible for the Fund since its inception in 1994. He has been associated with AIM and/or its subsidiaries since 1986 and began working as an investment professional in 1984."

                        AIM INTERNATIONAL FUNDS, INC.

                      AIM Global Aggressive Growth Fund
                            AIM Global Growth Fund
                            AIM Global Income Fund

                        Supplement dated June 30, 1998
                  to the Prospectus dated February 20, 1998

The third sentence in the second paragraph under the caption "HEDGING STRATEGIES--Options" on page 18 is deleted and replaced in its entirety by the following:

        "A put option is 'covered' if a Fund segregates liquid assets with a value equal to the exercise price of the put option."

The following paragraphs are inserted as a new item under "OTHER INVESTMENT TECHNIQUES," after "Investment in Other Investment Companies" on page 21 of the prospectus:

        "REAL ESTATE INVESTMENT TRUSTS ("REITS"). To the extent consistent with the Funds' investment objectives and policies, the Funds may invest in equity and/or debt securities issued by REITs. Such investments will not exceed 5% of the total assets of any of the Funds.

        REITs are trusts which sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the Southeastern United States, or both.

        To the extent that a Fund has the ability to invest in REITs, such Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic condition, adverse change in the climate for real estate, increases in property taxes and operating expense, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

        In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs."

The following paragraphs should be inserted under the heading of "Foreign Securities--Currency Risk" on page 21:

        "Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain are members of the European Economic and Monetary Union (the "EEMU"). The EEMU intends to establish a common European currency for participating countries which will be known as the "euro." It is anticipated that each participating country will supplement its existing currency with the euro on January 1, 1999, and will replace its existing currency with the euro on July 1, 2002. Any other European country which is a member of the EEMU may elect to participate in the EEMU and may supplement its existing currency with the euro after January 1, 1999.

        The expected introduction of the euro presents unique risks and uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by January 1, 1999; how outstanding financial contracts will be treated after January 1, 1999; the establishment of exchange rates for existing currencies and the euro; and the creation of suitable clearing and settlement systems for the euro. These and other factors could cause market disruptions before or after the introduction of the euro and could adversely affect the value of securities held by the Portfolio."

The third paragraph under the heading "MANAGEMENT--Portfolio Management" on page 24 of the prospectus is revised as follows:

        The first sentence is revised to read in its entirety as follows:

               "Stephen L. Boyd, Monika H. Degan, A. Dale Griffin, III, Clas G. Olsson, Paul A. Rogge, Jonathan C. Schoolar and Barrett K. Sides are primarily responsible for the day-to-day management of Growth Fund."


        The following sentence should be inserted as the 6th sentence in the same paragraph and should read in its entirety as follows:

               "Mr. Boyd has been responsible for the Fund since 1998. He has been associated with AIM and/or its subsidiaries since 1998 and has been an investment professional since 1967. Prior to joining AIM, he was a portfolio manager for Van Kampen American Capital from 1989 to 1998."

           [AIM LOGO             THE AIM FAMILY OF FUNDS--Registered Trademark--
           APPEARS HERE]

           AIM GLOBAL AGGRESSIVE GROWTH FUND
           AIM GLOBAL GROWTH FUND
           AIM GLOBAL INCOME FUND

           (SERIES PORTFOLIOS OF AIM INTERNATIONAL FUNDS, INC.)

PROSPECTUS
FEBRUARY 20, 1998

           AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND and AIM GLOBAL INCOME FUND (collectively, the "Funds") are series investment portfolios of AIM International Funds, Inc. (the "Company"), an open-end, series, management investment company.

           AIM GLOBAL AGGRESSIVE GROWTH FUND ("AGGRESSIVE GROWTH FUND"). The investment objective of the AGGRESSIVE GROWTH FUND is to provide above-average long-term growth of capital appreciation. The Fund seeks to achieve its objective by investing in a portfolio of global (i.e., U.S. and foreign) equity securities including securities of selected companies with relatively small market capitalization.

           AIM GLOBAL GROWTH FUND ("GROWTH FUND"). The investment objective of GROWTH FUND is to provide long-term growth of capital. The Fund seeks to achieve its objective by investing in a portfolio of global (i.e., U.S. and foreign) equity securities of selected companies that are considered by the Fund's investment advisor to have strong earnings momentum.

           AIM GLOBAL INCOME FUND ("INCOME FUND"). The investment objective of INCOME FUND is to provide high current income. The Fund seeks to achieve its objective by investing in a portfolio of U.S. and foreign government and corporate debt securities. As a secondary objective, the Fund seeks preservation of principal and capital appreciation.

           This Prospectus sets forth basic information about the Funds that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated February 20, 1998, has been filed with the United States Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Company at P.O. Box 4739, Houston, Texas 77210-4739 or by calling
           (800) 347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Funds. Additional information about the Funds may also be obtained on the Web at http://www.aimfunds.com.

           THE FUNDS' SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUNDS' SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

           THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                             PAGE                                                 PAGE
                                             ----                                                  ----
SUMMARY..................................       2     INVESTOR'S GUIDE TO THE AIM FAMILY OF
THE FUNDS................................       4       FUNDS--Registered Trademark--..........    A-1
  Table of Fees and Expenses.............       4       Introduction to The AIM Family of
  Financial Highlights...................       6          Funds...............................    A-1
  Performance............................      15       How to Purchase Shares.................    A-1
  Investment Objectives and Policies.....      15       Terms and Conditions of Purchase of the
  Hedging Strategies.....................      18          AIM
  Other Investment Techniques............      19          Funds...............................    A-2
  Risk Factors...........................      21       Special Plans..........................    A-9
  Investment Restrictions................      23       Exchange Privilege.....................   A-11
  Portfolio Turnover.....................      23       How to Redeem Shares...................   A-13
  Management.............................      23       Determination of Net Asset Value.......   A-17
  Organization of the Company............      27       Dividends, Distributions and Tax
                                                           Matters.............................   A-18
                                                        General Information....................   A-20
                                                      APPENDIX A...............................   A-21
                                                      APPENDIX B...............................   A-23
                                                      APPLICATION INSTRUCTIONS.................    B-1

                                    SUMMARY
--------------------------------------------------------------------------------

  THE FUNDS. AIM International Funds, Inc. (the "Company") is a Maryland corporation organized as an open-end, series, management investment company. Currently, the Company offers six separate series portfolios. Three of these series are offered pursuant to this Prospectus: AIM GLOBAL AGGRESSIVE GROWTH FUND ("AGGRESSIVE GROWTH FUND"), AIM GLOBAL GROWTH FUND ("GROWTH FUND") and AIM GLOBAL INCOME FUND ("INCOME FUND")(individually, a "Fund" and collectively, the "Funds"), each of which pursues unique investment objectives. The AGGRESSIVE GROWTH FUND and the GROWTH FUND are diversified investment portfolios; the INCOME FUND is a non-diversified investment portfolio. For more complete information on the Funds' investment objectives and policies, see "Investment Objectives and Policies."

  The Company also offers other classes of shares in three other investment portfolios, AIM ASIAN GROWTH FUND ("ASIAN FUND"), AIM EUROPEAN DEVELOPMENT FUND ("EUROPEAN FUND") and AIM INTERNATIONAL EQUITY FUND ("EQUITY FUND") (collectively, with AGGRESSIVE GROWTH FUND, GROWTH FUND and INCOME FUND, the "Funds") each of which pursues unique investment objectives. All such other Funds offer multiple classes of shares to different types of investors. The shares of the other Funds of the Company have different sales charges and expenses, which may affect performance. To obtain information about ASIAN FUND, EUROPEAN FUND or EQUITY FUND, call (800) 347-4246. See "General Information."

  RISK FACTORS. EACH FUND IS DESIGNED FOR LONG-TERM INVESTORS SEEKING GLOBAL DIVERSIFICATION AND WILLING TO BEAR THE RISKS ASSOCIATED WITH INVESTMENTS IN FOREIGN SECURITIES, INCLUDING CURRENCY RISK, POLITICAL AND ECONOMIC RISK, REGULATORY RISK AND MARKET RISK. THE INCOME FUND IS A NON-DIVERSIFIED PORTFOLIO, AND MAY ALSO INVEST IN HIGH YIELD SECURITIES (I.E., "JUNK BONDS") THAT ENTAIL CERTAIN RISKS. NONE OF THE FUNDS IS DESIGNED AS A COMPLETE INVESTMENT PROGRAM. FOR A DISCUSSION OF THESE RISKS, SEE "RISK FACTORS." THE INCOME FUND MAY ENGAGE IN LEVERAGING WHICH MAY INVOLVE AN INCREASE IN RISK. SEE "OTHER INVESTMENT TECHNIQUES -- BORROWING."

  MANAGEMENT. A I M Advisors, Inc. ("AIM") serves as the Funds' investment advisor pursuant to an investment advisory agreement (the "Advisory Agreement"). AIM, together with its subsidiaries, manages or advises over 50 investment company portfolios encompassing a broad range of investment objectives. Under the terms of the Advisory Agreement, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. As compensation for these services, AIM receives a fee based on each Fund's average daily net assets. Under an administrative services agreement (the "Administrative Services Agreement"), AIM is reimbursed by each Fund for its costs of performing, or arranging for the performance of, certain accounting and other administrative services for each Fund. Under a transfer agency and service agreement (the "Transfer Agency and Service Agreement"), A I M Fund Services, Inc. ("AFS"), AIM's wholly owned subsidiary and a registered transfer agent, receives a fee for its provision of transfer agency, dividend distribution and disbursement, and shareholder services for each Fund.

  MULTIPLE DISTRIBUTION SYSTEM. Investors may select Class A, Class B or Class C shares of the Funds which are offered by this Prospectus at an offering price that reflects differing sales charges and expense levels. See "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions."

          Class A Shares -- Shares are offered at net asset value plus any applicable initial sales charge.

          Class B Shares -- Shares are offered at net asset value, without an initial sales charge, and are subject to a maximum contingent deferred sales charge of 5% on certain redemptions made within six years of the date on which a purchase was made.

     Class B shares automatically convert to Class A shares of the same Fund eight years following the end of the calendar month in which a purchase was made. Class B shares are subject to higher expenses than Class A shares.

          Class C Shares -- Shares are offered at net asset value, without an initial sales charge, and are subject to a contingent deferred sales charge of 1% on certain redemptions made within one year of the date such shares were purchased.

  SUITABILITY FOR INVESTORS. The Multiple Distribution System permits an investor to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the shares are expected to be held, whether dividends will be paid in cash or reinvested in additional shares of a Fund and other circumstances. Investors should consider whether, during the anticipated life of their investment in a Fund, the accumulated distribution fees and any applicable contingent deferred sales charges on Class B shares prior to conversion or Class C shares would be less than the initial sales charge and accumulated distribution fees on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher return on Class A shares. To assist investors in making this determination, the table under the caption "Table of Fees and Expenses" sets forth examples of the charges applicable to each class of shares. Class A shares will normally be more beneficial than Class B shares to the investor who qualifies for reduced initial sales charges, as described below. Therefore, A I M Distributors, Inc. ("AIM Distributors") will reject any order for purchase of more than $250,000 for Class B shares.

  PURCHASING SHARES. Initial investments in any class of shares must be at least $500 and additional investments must be at least $50. The minimum initial investment is modified for investments through tax-qualified retirement plans and accounts initially established with an Automatic Investment Plan. The distributor of the Funds' shares is A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. See "How to Purchase Shares" and "Special Plans."

  EXCHANGE PRIVILEGE. The Funds are several of the mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds"). Class A, Class B and Class C shares of each Fund may be exchanged for shares of other funds in The AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See "Exchange Privilege."

  REDEEMING SHARES. Holders of Class A shares may redeem all or a portion of their shares at net asset value on any business day, generally without charge. A contingent deferred sales charge of 1% may apply to certain redemptions of Class A shares, where purchases of shares in an amount of $1 million or more are made at net asset value. See "How to Redeem Shares -- Contingent Deferred Sales Charge Program for Large Purchases."

  Holders of Class B shares may redeem all or a portion of their shares at net asset value on any business day, less a contingent deferred sales charge for redemptions made within six years following the date on which a purchase was made. Class B shares redeemed after six years following the date of purchase will not be subject to any contingent deferred sales charge. See "How to Redeem Shares -- Multiple Distribution System."

  Holders of Class C shares may redeem all or a portion of their shares at net asset value on any business day, less a 1% contingent deferred sales charge for redemptions made within one year from the date such shares were purchased. See "How to Redeem Shares -- Multiple Distribution System."

  DISTRIBUTIONS. AGGRESSIVE GROWTH FUND and GROWTH FUND declare and pay dividends from net investment income, if any, and make distributions of realized capital gains, if any, on an annual basis. INCOME FUND declares dividends from net investment income on a daily basis and pays such dividends monthly. INCOME FUND declares and makes distributions of realized short-term capital gains, if any, annually, and of realized long-term capital gains, if any, annually. Dividends and distributions of the Funds may be reinvested at net asset value without payment of a sales charge in the Funds' shares or may be invested in shares of the other funds in The AIM Family of Funds. See "Dividends, Distributions and Tax Matters" and "Special Plans."

  THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                                   THE FUNDS
--------------------------------------------------------------------------------

TABLE OF FEES AND EXPENSES

  The following table is designed to help an investor in the Funds understand the various costs that an investor will bear, both directly and indirectly. The fees and expenses for Class A and Class B shares set forth in the table are based on the average net assets of the respective classes of the Funds for the year ended October 31, 1997. The fees and expenses for Class C shares set forth in the table are based on the estimated average net assets of Class C shares of the Funds for the period August 4, 1997 (date sales commenced) to October 31, 1997. The rules of the SEC require that the maximum sales charge be reflected in the table, even though certain investors may qualify for reduced sales charges. See "How to Purchase Shares."

                                      AGGRESSIVE                                                    INCOME
                                     GROWTH FUND                         GROWTH FUND                 FUND
                           --------------------------------    --------------------------------    --------
                           CLASS A     CLASS B     CLASS C     CLASS A     CLASS B     CLASS C     CLASS A
                           --------    --------    --------    --------    --------    --------    --------
Shareholder Transaction
  Expenses
  Maximum sales load
    imposed on purchase
    of shares
    (as a % of offering
    price)...............    4.75%       None        None        4.75%       None        None        4.75%
  Maximum sales load on
    reinvested dividends
    and distributions....    None        None        None        None        None        None        None
  Deferred sales load (as
    a % of original
    purchase price or
    redemption proceeds,
    whichever is
    lower)...............    None*       5.00%       1.00%       None*       5.00%       1.00%       None*
  Redemption fee.........    None        None        None        None        None        None        None
  Exchange fee...........    None        None        None        None        None        None        None
Annual Fund Operating
  Expenses (as a % of
  average net assets)
  Management fees........    0.87%       0.87%       0.87%       0.85%       0.85%       0.85%       0.09%**
  Rule 12b-1 distribution
    plan payments........    0.50%       1.00%       1.00%       0.50%       1.00%       1.00%       0.50%
  Other expenses.........    0.38%       0.43%       0.43%       0.41%       0.44%       0.44%       0.66%
                            -----       -----       -----       -----       -----       -----       -----
         Total fund
           operating
           expenses......    1.75%       2.30%       2.30%       1.76%       2.29%       2.29%       1.25%**
                            =====       =====       =====       =====       =====       =====       =====


                                INCOME FUND
                           ---------------------
                           CLASS B      CLASS C
                           --------     --------
Shareholder Transaction
  Expenses
  Maximum sales load
    imposed on purchase
    of shares
    (as a % of offering
    price)...............    None         None
  Maximum sales load on
    reinvested dividends
    and distributions....    None         None
  Deferred sales load (as
    a % of original
    purchase price or
    redemption proceeds,
    whichever is
    lower)...............    5.00%        1.00%
  Redemption fee.........    None         None
  Exchange fee...........    None         None
Annual Fund Operating
  Expenses (as a % of
  average net assets)
  Management fees........    0.09%**      0.09%**
  Rule 12b-1 distribution
    plan payments........    1.00%        1.00%
  Other expenses.........    0.67%        0.67%
                            -----        -----
         Total fund
           operating
           expenses......    1.76%**      1.76%**
                            =====        =====

---------------

 * Purchases of shares in an amount of $1 million or more are not subject to an initial sales charge. HOWEVER, A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES TO CERTAIN REDEMPTIONS MADE WITHIN 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED. See the Investor's Guide, under the caption "How to Redeem Shares -- Contingent Deferred Sales Charge Program for Large Purchases."

 ** After fee waivers. If management fees had not been waived for INCOME FUND, management fees would have been 0.70%, and total fund operating expenses would have been 1.86%, 2.37% and 2.37% (annualized) for the Class A shares, Class B shares and Class C shares, respectively.

  EXAMPLES. An investor in each of the Funds would pay the following expenses on a $1,000 investment in Class A shares of the Funds, assuming (1) a 5% annual return and (2) redemption at the end of each time period:

                                                 AGGRESSIVE
                                                   GROWTH         GROWTH        INCOME
                                                    FUND           FUND          FUND
                                                 ----------       ------        ------
1 year........................................       $ 64          $ 65          $ 60
3 years.......................................       $100          $100          $ 85
5 years.......................................       $138          $138          $113
10 years......................................       $244          $245          $191

  THE EXAMPLES ABOVE ASSUME PAYMENT OF A SALES CHARGE AT THE TIME OF PURCHASE; ACTUAL EXPENSES MAY VARY FOR PURCHASES OF $1 MILLION OR MORE WHICH ARE MADE AT NET ASSET VALUE AND SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE FOR 18 MONTHS FOLLOWING THE DATE SUCH SHARES WERE PURCHASED.

  An investor in each of the Funds would pay the following expenses on a $1,000 investment in Class B shares of the Funds, assuming (1) a 5% annual return and
(2) redemption at the end of each time period:

                                                          AGGRESSIVE
                                                            GROWTH          GROWTH         INCOME
                                                             FUND            FUND           FUND
                                                          ----------        ------         ------
1 year.................................................       $ 73           $ 73           $ 68
3 years................................................       $102           $102           $ 85
5 years................................................       $143           $143           $115
10 years...............................................       $250*          $249*          $194*

  An investor in each of the Funds would pay the following expenses on the same $1,000 investment in Class B shares, assuming no redemption at the end of each time period:

                                                          AGGRESSIVE
                                                            GROWTH          GROWTH         INCOME
                                                             FUND            FUND           FUND
                                                          ----------        ------         ------
1 year.................................................       $ 23           $ 23           $ 18
3 years................................................       $ 72           $ 72           $ 55
5 years................................................       $123           $123           $ 95
10 years...............................................       $250*          $249*          $194*

---------------
* Reflects the conversion to Class A shares eight years following the end of the calendar month in which a purchase was made; therefore years nine and ten reflect Class A expenses.

  An investor would pay the following expenses on a $1,000 investment in Class C shares of the Funds, assuming (1) a 5% annual return and (2) redemption at the end of each time period:

                                                             AGGRESSIVE
                                                               GROWTH          GROWTH         INCOME
                                                                FUND            FUND           FUND
                                                             ----------        ------         ------
1 year....................................................       $33            $33            $28
3 years...................................................       $72            $72            $55

  An investor would pay the following expenses on the same $1,000 investment in Class C shares of the Funds, assuming no redemption at the end of each time period:

                                                             AGGRESSIVE
                                                               GROWTH          GROWTH         INCOME
                                                                FUND            FUND           FUND
                                                             ----------        ------         ------
1 year....................................................       $23            $23            $18
3 years...................................................       $72            $72            $55

  As a result of 12b-1 fees, a long-term shareholder may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc. Given the maximum front-end sales charge applicable to Class A shares and the Rule 12b-1 fees applicable to Class A shares, Class B shares and Class C shares, it is estimated that it would require a substantial number of years to exceed the maximum permissible front-end sales charges.

  THE ABOVE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIVE OF A PARTICULAR FUND'S ACTUAL OR FUTURE EXPENSES, WHICH MAY BE GREATER OR LESS THAN THOSE SHOWN. In addition, while the examples assume a 5% annual return, a Fund's actual performance will vary and may result in an actual return that is greater or less than 5%. The examples assume reinvestment of all dividends and distributions and that the percentage amounts for total fund operating expenses remain the same for each year.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Shown below are per share income and capital changes for a Class A share and Class B share of each of the Funds outstanding during each of the years in the three-year period ended October 31, 1997 and the period September 15, 1994 (date operations commenced) through October 31, 1994 and for a Class C share of each of the Funds outstanding during the period August 4, 1997 (date sales commenced) through October 31, 1997. The information has been audited by KPMG Peat Marwick LLP, independent auditors, whose unqualified reports on the Funds' financial statements and the related notes appear in the Statement of Additional Information.

                       AIM GLOBAL AGGRESSIVE GROWTH FUND

                                                                                                PERIOD
                                                                                             SEPTEMBER 15,
                                                             YEAR ENDED OCTOBER 31,             THROUGH
                                                      ------------------------------------    OCTOBER 31,
                                                         1997           1996        1995         1994
                                                      ----------      --------    --------   -------------
CLASS A SHARE
Net asset value, beginning of period................  $    15.76      $  13.09    $  10.22     $  10.00
Income from investment operations:
  Net investment income (loss)......................       (0.15)(a)     (0.09)(a)   (0.09)(a)       --
  Net gains (losses) on securities (both realized
    and unrealized).................................        1.67          2.81        2.96         0.22
                                                      ----------      --------    --------     --------
  Total from investment operations..................        1.52          2.72        2.87         0.22
                                                      ----------      --------    --------     --------
Less distributions:
  Distributions from net realized gains.............          --         (0.05)         --           --
                                                      ----------      --------    --------     --------
Net asset value, end of period......................  $    17.28      $  15.76    $  13.09     $  10.22
                                                      ==========      ========    ========     ========
Total return(b).....................................        9.65%        20.83%      28.08%        2.20%
                                                      ==========      ========    ========     ========
Ratios/supplemental data:
  Net assets, end of period (000s omitted)..........  $1,242,505      $919,319    $186,029     $ 18,410
                                                      ==========      ========    ========     ========
  Ratio of expenses to average net assets...........        1.75%(c)(d)   1.83%       2.11%        2.02%(e)(f)
                                                      ==========      ========    ========     ========
  Ratio of net investment income (loss) to average
    net assets......................................       (0.88)%(c)    (0.62)%     (0.68)%       0.27%(f)(g)
                                                      ==========      ========    ========     ========
  Portfolio turnover rate...........................          57%           44%         64%           2%
                                                      ==========      ========    ========     ========
  Average brokerage commission rate paid(h).........  $   0.0131      $ 0.0155         N/A          N/A
                                                      ==========      ========    ========     ========

---------------

(a) Calculated using average shares outstanding.

(b) Does not deduct sales charges and for periods less than one year, total returns are not annualized.

(c) Ratios are based on average net assets of $1,175,400,376.

(d) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have been the same.

(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements is 4.03% (annualized).

(f) Annualized.

(g) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements is (1.74)% (annualized).

(h) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                                                                                                PERIOD
                                                                                             SEPTEMBER 15,
                                                             YEAR ENDED OCTOBER 31,             THROUGH
                                                      ------------------------------------    OCTOBER 31,
                                                         1997           1996        1995         1994
                                                      ----------      --------    --------   -------------
CLASS B SHARE
Net asset value, beginning of period................  $    15.58      $  13.02    $  10.21      $10.00
Income from investment operations:
  Net investment income (loss)......................       (0.24)(a)     (0.17)(a)   (0.14)(a)      --
                                                      ----------      --------    --------      ------
  Net gains (losses) on securities (both realized
    and unrealized).................................        1.66          2.78        2.95        0.21
                                                      ----------      --------    --------      ------
  Total from investment operations..................        1.42          2.61        2.81        0.21
                                                      ----------      --------    --------      ------
Less distributions:
  Distributions from net realized gains.............          --         (0.05)         --          --
                                                      ----------      --------    --------      ------
Net asset value, end of period......................  $    17.00      $  15.58    $  13.02      $10.21
                                                      ==========      ========    ========      ======
Total return(b).....................................        9.11%        20.09%      27.52%       2.10%
                                                      ==========      ========    ========      ======
Ratios/supplemental data:
  Net assets, end of period (000s omitted)..........  $1,241,999      $807,215    $118,199      $6,201
                                                      ==========      ========    ========      ======
  Ratio of expenses to average net assets...........        2.30%(c)(d)   2.37%       2.62%       2.54%(e)(f)
                                                      ==========      ========    ========      ======
  Ratio of net investment income (loss) to average
    net assets......................................       (1.44)%(c)    (1.16)%     (1.19)%     (0.25)%(f)(g)
                                                      ==========      ========    ========      ======
  Portfolio turnover rate...........................          57%           44%         64%          2%
                                                      ==========      ========    ========      ======
  Average brokerage commission rate paid(h).........  $   0.0131      $ 0.0155         N/A         N/A
                                                      ==========      ========    ========      ======

---------------

(a) Calculated using average shares outstanding.

(b) Does not deduct sales charges and for periods less than one year, total returns are not annualized.

(c) Ratios are based on average net assets of $1,117,630,574.

(d) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average assets would have been the same.

(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements is 4.43% (annualized).

(f)  Annualized.

(g) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements is (2.14)% (annualized).

(h) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                                                                PERIOD
                                                               AUGUST 4,
                                                                THROUGH
                                                              OCTOBER 31,
                                                                 1997
                                                              -----------
CLASS C SHARE
Net asset value, beginning of period........................    $ 18.39
Income from investment operations:
  Net investment income (loss)..............................      (0.04)(a)
  Net gains (losses) on securities (both realized and
    unrealized).............................................      (1.35)
                                                                -------
  Total from investment operations..........................      (1.39)
                                                                -------
Less distributions:
  Distributions from net realized gains.....................         --
                                                                -------
Net asset value, end of period..............................    $ 17.00
                                                                =======
Total return(b).............................................      (7.56)%
                                                                =======
Ratios/supplemental data:
  Net assets, end of period (000s omitted)..................    $ 4,676
                                                                =======
  Ratio of expenses to average net assets...................       2.36%(c)(d)
                                                                =======
  Ratio of net investment income (loss) to average net
    assets..................................................      (1.50)%(c)
                                                                =======
  Portfolio turnover rate...................................         57%
                                                                =======
  Average brokerage commission rate paid(e).................    $0.0131
                                                                =======

---------------

(a) Calculated using average shares outstanding.

(b) Does not deduct sales charges and for periods less than one year, total returns are not annualized.

(c) Ratios are annualized and based on average net assets of $2,556,355.

(d) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average assets would have been the same.

(e) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                             AIM GLOBAL GROWTH FUND

                                                                                              PERIOD
                                                                                           SEPTEMBER 15,
                                                            YEAR ENDED OCTOBER 31,            THROUGH
                                                      ----------------------------------    OCTOBER 31,
                                                        1997           1996       1995         1994
                                                      ---------      --------   --------   -------------
CLASS A SHARE
Net asset value, beginning of period................  $  14.20       $  12.32   $  10.23      $10.00
Income from investment operations:
  Net investment income (loss)......................     (0.04)         (0.01)     (0.02)         --
  Net gains (losses) on securities (both realized
     and unrealized)................................      2.49           2.11       2.11        0.23
                                                      --------       --------   --------      ------
  Total from investment operations..................      2.45           2.10       2.09        0.23
                                                      --------       --------   --------      ------
Less distributions:
  Dividends from net investment income..............        --             --     (0.004)         --
  Distributions from net realized gains.............        --          (0.22)        --          --
                                                      --------       --------   --------      ------
  Total distributions...............................        --          (0.22)    (0.004)         --
                                                      --------       --------   --------      ------
Net asset value, end of period......................  $  16.65       $  14.20   $  12.32      $10.23
                                                      ========       ========   ========      ======
Total return(a).....................................     17.25%         17.26%     20.48%       2.30%
                                                      ========       ========   ========      ======
Ratios/supplemental data:
  Net assets, end of period (000s omitted)..........  $178,917       $114,971   $ 23,754      $3,093
                                                      ========       ========   ========      ======
  Ratio of expenses to average net assets(b)........      1.76%(c)(d)    1.93%      2.12%       1.95%(e)
                                                      ========       ========   ========      ======
  Ratio of net investment income (loss) to average
     net assets(f)..................................     (0.30)%(c)     (0.13)%    (0.28)%      0.10%(e)
                                                      ========       ========   ========      ======
  Portfolio turnover rate...........................        96%            82%        79%          6%
                                                      ========       ========   ========      ======
  Average brokerage commission rate(g)..............  $ 0.0239       $ 0.0234        N/A         N/A
                                                      ========       ========   ========      ======

---------------

(a)Does not deduct sales charges and for periods less than one year, total returns are not annualized.

(b)After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.94%, 2.98% and 5.67% (annualized) for the periods 1996-1994, respectively.

(c)Ratios are based on average net assets of $155,717,515.

(d)Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.

(e)Annualized.

(f)After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were (0.14)%, (1.14)% and (3.63)% (annualized) for the periods 1996-1994, respectively.

(g)The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                                                                                              PERIOD
                                                                                           SEPTEMBER 15,
                                                          YEAR ENDED OCTOBER 31,              THROUGH
                                                  --------------------------------------    OCTOBER 31,
                                                      1997            1996        1995         1994
                                                  -------------     --------    --------   -------------
CLASS B SHARE
Net asset value, beginning of period............    $  14.05        $  12.26    $  10.22      $10.00
Income from investment operations:
  Net investment income (loss)..................       (0.11)          (0.05)      (0.04)         --
  Net gains (losses) on securities (both
     realized and unrealized)...................        2.45            2.06        2.08        0.22
                                                    --------        --------    --------      ------
  Total from investment operations..............        2.34            2.01        2.04        0.22
                                                    --------        --------    --------      ------
Less distributions:
  Distributions from net realized capital
  gains.........................................          --           (0.22)         --          --
                                                    --------        --------    --------      ------
  Total distributions...........................          --           (0.22)         --          --
                                                    --------        --------    --------      ------
Net asset value, end of period..................    $  16.39        $  14.05    $  12.26      $10.22
                                                    ========        ========    ========      ======
Total return(a).................................       16.65%          16.60%      19.96%       2.20%
                                                    ========        ========    ========      ======
Ratios/supplemental data:
  Net assets, end of period (000s omitted)......    $224,225        $121,848    $ 17,157      $1,277
                                                    ========        ========    ========      ======
  Ratio of expenses to average net assets(b)....        2.29%(c)(d)     2.48%       2.64%       2.51%(e)
                                                    ========        ========    ========      ======
  Ratio of net investment income (loss) to
     average net assets(f)......................       (0.83)%(c)      (0.69)%     (0.79)%     (0.47)%(e)
                                                    ========        ========    ========      ======
  Portfolio turnover rate.......................          96%             82%         79%          6%
                                                    ========        ========    ========      ======
  Average brokerage commission rate(g)..........    $ 0.0239        $ 0.0234         N/A         N/A
                                                    ========        ========    ========      ======

---------------

(a) Does not deduct sales charges and for periods less than one year, total returns are not annualized.

(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 2.49%, 3.38% and 6.20% (annualized) for the periods 1996-1994, respectively.

(c) Ratios are based on average net assets of $184,750,715.

(d) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have been the same.

(e) Annualized.

(f) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were (0.69)%, (1.54)% and (4.16)% (annualized) for the periods 1996-1994, respectively.

(g) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                                                                   PERIOD
                                                                  AUGUST 4,
                                                                   THROUGH
                                                               OCTOBER 31, 1997
                                                               ----------------
CLASS C SHARE
Net asset value, beginning of period........................       $ 17.39
Income from investment operations:
  Net investment income (loss)..............................         (0.03)
  Net gains (losses) on securities (both realized and
     unrealized)............................................         (0.97)
                                                                   -------
  Total from investment operations..........................         (1.00)
                                                                   -------
Net asset value, end of period..............................       $ 16.39
                                                                   =======
Total return(a).............................................        (5.75)%
                                                                   =======
Ratios/supplement data:
  Net assets, end of period (000s omitted)..................       $ 1,100
                                                                   =======
  Ratio of expenses to average net assets(b)................          2.29%(c)
                                                                   =======
  Ratio of net investment income (loss) to average net
     assets(b)..............................................         (0.83)%
                                                                   =======
  Portfolio turnover rate...................................            96%
                                                                   =======
  Average brokerage commission rate(d)......................       $0.0239
                                                                   =======

---------------

(a) Does not deduct sales charges and periods for less than one year, total returns are not annualized.

(b) Ratios are annualized and based on average net assets of $628,292.

(c) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.

(d) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                             AIM GLOBAL INCOME FUND

                                                                                                 PERIOD
                                                                                              SEPTEMBER 15,
                                                                YEAR ENDED OCTOBER 31,           THROUGH
                                                           --------------------------------    OCTOBER 31,
                                                             1997          1996      1995         1994
                                                           ---------      -------   -------   -------------
CLASS A SHARE
Net asset value, beginning of period.....................   $ 10.85       $ 10.74   $ 10.02      $10.00
Income from investment operations:
  Net investment income..................................      0.72          0.79(a)   0.79        0.08
  Net gains (losses) on securities (both realized and
     unrealized).........................................      0.21          0.25      0.75        0.01
                                                            -------       -------   -------      ------
  Total from investment operations.......................      0.93          1.04      1.54        0.09
                                                            -------       -------   -------      ------
Less distributions:
  Dividends from investment income.......................     (0.72)        (0.81)    (0.82)      (0.07)
  Distributions from net realized capital gains..........     (0.13)        (0.12)       --          --
                                                            -------       -------   -------      ------
  Total distributions....................................     (0.85)        (0.93)    (0.82)      (0.07)
                                                            -------       -------   -------      ------
Net asset value, end of period...........................   $ 10.93       $ 10.85   $ 10.74      $10.02
                                                            =======       =======   =======      ======
Total return(b)..........................................      9.05%        10.22%    16.07%       0.93%
                                                            =======       =======   =======      ======
Ratios/supplemental data:
  Net assets, end of period
     (000s omitted)......................................   $30,924       $21,926   $10,004      $2,661
                                                            =======       =======   =======      ======
  Ratio of expenses to average net assets(g).............      1.25%(d)(e)   1.25%     1.25%       1.25%(f)
                                                            =======       =======   =======      ======
  Ratio of net investment income to average net
     assets(d)...........................................      6.54%(d)      7.27%     7.38%       6.01%(f)
                                                            =======       =======   =======      ======
  Portfolio turnover rate................................        61%           83%      128%          6%
                                                            =======       =======   =======      ======

---------------

(a) Calculated using average shares outstanding.

(b) Does not deduct sales charges and for periods less than one year, total returns are not annualized.

(c) After fee waivers and/or expense reimbursements. The ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.86%, 2.02%, 3.03% and 5.61% (annualized) for the periods 1997-1994, respectively.

(d) Ratios are based on average net assets of $27,582,444.

(e) Ratios include expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been 1.24%.

(f) Annualized.

(g) After fee waivers and/or expenses reimbursements. The ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 5.93%, 6.51%, 5.59% and 1.65% (annualized) for the periods 1997-1994, respectively.

                                                                                              PERIOD
                                                                                           SEPTEMBER 15,
                                                          YEAR ENDED OCTOBER 31,              THROUGH
                                                  --------------------------------------    OCTOBER 31,
                                                      1997            1996        1995         1994
                                                  -------------     --------    --------   -------------
CLASS B SHARE
Net asset value, beginning of period............    $  10.84        $  10.73    $  10.01      $10.00
Income from investment operations:
  Net investment income.........................        0.67            0.74(a)     0.74        0.07
  Net gains (losses) on securities (both
     realized and unrealized)...................        0.21            0.24        0.75        0.01
                                                    --------        --------    --------      ------
  Total from investment operations..............        0.88            0.98        1.49        0.08
                                                    --------        --------    --------      ------
Less distributions:
  Dividends from investment income..............      (0.67)           (0.75)      (0.77)      (0.07)
                                                    --------        --------    --------      ------
  Distributions from net realized gains.........       (0.13)          (0.12)         --          --
                                                    --------        --------    --------      ------
  Total distributions...........................       (0.80)          (0.87)      (0.77)      (0.07)
                                                    --------        --------    --------      ------
Net asset value, end of period..................    $  10.92        $  10.84    $  10.73      $10.01
                                                    ========        ========    ========      ======
Total return(b).................................        8.48%           9.66%      15.56%       0.79%
                                                    ========        ========    ========      ======
Ratios/supplemental data:
  Net assets, end of period (000s omitted)......    $ 25,121        $ 16,787    $  4,207      $  362
                                                    ========        ========    ========      ======
  Ratio of expenses to average net assets(c)....        1.76%(d)(e)     1.75%       1.74%       1.73%(f)
                                                    ========        ========    ========      ======
  Ratio of net investment income to
     average net assets(g)......................        6.03%(d)        6.77%       6.88%       3.59%(f)
                                                    ========        ========    ========      ======
  Portfolio turnover rate.......................          61%             83%        128%          6%
                                                    ========        ========    ========      ======

---------------

(a) Calculated using average shares outstanding.

(b) Does not deduct sales charges and for periods less than one year, total returns are not annualized.

(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 2.37%, 2.53%, 3.57% and 22.09% (annualized) for the periods 1997-1994, respectively.

(d) Ratios are based on average net assets of $21,915,481.

(e) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have remained the same.

(f)  Annualized.

(g) After fee waivers and/or expense reimbursements. The ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were 5.42%, 6.00% and 5.05% and (16.77)% (annualized) for the periods 1997-1994, respectively.

                                                                PERIOD
                                                               AUGUST 4,
                                                                THROUGH
                                                              OCTOBER 31,
                                                                 1997
                                                              -----------
CLASS C SHARE
Net asset value, beginning of period........................    $ 10.76
Income from investment operations:
  Net investment income.....................................       0.15(a)
  Net gains (losses) on securities (both realized and
     unrealized)............................................       0.17
                                                                -------
  Total from investment operations..........................       0.32
                                                                -------
Less distributions:
  Dividends from net investment income......................      (0.13)
  Distributions from net realized gains.....................      (0.03)
  Total distributions.......................................      (0.16)
Net asset value, end of period..............................    $ 10.92
                                                                =======
Total return(b).............................................       2.99%
                                                                =======
Ratios/supplemental data:
  Net assets, end of period (000s omitted)..................    $   242
                                                                =======
  Ratio of expenses to average net assets(c)................       1.76%(d)(e)
                                                                =======
  Ratio of net investment income to average net
     assets(f)..............................................       6.03%(c)(d)
                                                                =======
  Portfolio turnover rate...................................         61%
                                                                =======

---------------

(a) Calculated using average shares outstanding.

(b) Does not deduct sales charges and periods for less than one year, total returns are not annualized.

(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements were 2.37% (annualized).

(d) Ratios are annualized and based on average net assets of $98,262.

(e) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have remained the same.

(f) After fee waivers and/or expense reimbursements. Ratio of net investment income to average net assets prior to fee waivers and/or expense reimbursements was 5.42% (annualized).

--------------------------------------------------------------------------------

PERFORMANCE

  The performance of each Fund may be quoted in advertising in terms of total return, and the performance of INCOME FUND may also be quoted in terms of yield. All advertisements of a Fund will disclose the maximum sales charge (including deferred sales charge) to which investments in shares of the Funds may be subject. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Funds. Further information regarding the Funds' performance is contained in the Funds' annual reports to shareholders, which are available upon request and without charge.

  Standardized total return for Class A shares of a Fund reflects the deduction of the maximum initial sales charge at the time of purchase. Standardized total return for Class B shares of a Fund reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period. Standardized total return for Class C shares of a Fund reflects the deduction of a 1% contingent deferred sales charge, if applicable, on a redemption of shares held for the period.

  Each Fund's total return shows its overall change in value, including changes in share price assuming that all the Fund's dividends and capital gain distributions are reinvested and that all charges and expenses are deducted. A cumulative total return reflects a Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN A FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

  Yield is computed in accordance with a standardized formula described in the Statement of Additional Information and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, the yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield reflects investment income net of expenses over the relevant period attributable to a share of the Fund, expressed as an annualized percentage of the maximum offering price per share of the Fund. It is a function of the type and quality of a Fund's investments, its maturity and its operating expense ratio.

  From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of any Fund. Such a practice will have the effect of increasing the Fund's yield and total return.

  The performance of each Fund will vary from time to time, and past results are not necessarily representative of future results. Each Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions. A shareholder's investment in any of the Funds is not insured or guaranteed. These factors should be carefully considered by the investor before making an investment in a Fund.

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND POLICIES

  Each of the Funds has its own investment objective and investment program as discussed herein. The Funds' investment objective(s) are fundamental policies that cannot be changed without shareholder approval. There can, of course, be no assurance that any Fund will in fact achieve its objective(s). The Board of Directors of the Company reserves the right to change any of the investment policies, strategies or practices of any of the Funds, as described in this Prospectus and in the Statement of Additional Information, without shareholder approval, except in those instances where shareholder approval is expressly required.

  AIM GLOBAL AGGRESSIVE GROWTH FUND. The investment objective of AGGRESSIVE GROWTH FUND is to provide above-average long-term growth of capital appreciation. The Fund seeks to achieve its objective by investing in a portfolio of global equity securities including securities of selected companies with relatively small market capitalization.

  The AGGRESSIVE GROWTH FUND will invest in companies throughout the world which AIM believes possess exceptional growth potential that should enhance such companies' prospects for future growth in earnings. As a result of this policy, the market prices of many of the securities purchased and held by AGGRESSIVE GROWTH FUND may fluctuate widely. Any income received from securities held by the Fund will be incidental, and an investor should not consider a purchase of shares of AGGRESSIVE GROWTH FUND as equivalent to a complete investment program. AGGRESSIVE GROWTH FUND will emphasize investment in small to medium-sized companies, but its strategy does not preclude investment in large, seasoned companies which in AIM's judgment possess superior potential returns similar to companies with formative growth profiles. The Fund will also invest in established smaller companies (under $1 billion in market capitalization) which in AIM's judgment offer exceptional value based upon substantially above average earnings growth potential relative to market value. Investors should realize that equity securities of small to medium-sized companies may involve greater risk than is associated with investing in more established companies. Small to medium-sized companies often have limited product and market diversification, fewer financial and managerial resources or may be dependent on a few key managers. Also, because smaller companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Fund to buy and sell shares without an unfavorable impact on prevailing market prices. Some of the companies in which the Fund may invest may distribute, sell or produce products which have recently been brought to market. Any of the foregoing may change suddenly and have an immediate impact on the value of the Fund's investments. Furthermore, whenever the securities markets have experienced rapid price changes due to national economic trends, secondary growth securities have historically been subject to exaggerated price changes.

  AIM GLOBAL GROWTH FUND. The investment objective of GROWTH FUND is to provide long-term growth of capital. The Fund seeks to achieve its objective by investing in a portfolio of global equity securities of selected companies that are considered by AIM to have strong earnings momentum. Current income will not be an important criterion of investment selection, and any such income should be considered incidental.

  In managing both AGGRESSIVE GROWTH FUND and GROWTH FUND, AIM seeks to apply to each of the diversified portfolios of equity securities the same investment strategy which it applies to several of its other managed portfolios which have similar investment objectives but which invest primarily in United States equities markets. Each of AGGRESSIVE GROWTH FUND and GROWTH FUND will utilize to the extent practicable a fully managed investment policy providing for the selection of securities which meet certain quantitative standards determined by AIM. AIM reviews carefully the earnings history and prospects for growth of each company considered for investment by each of the two Funds. It is anticipated that common stocks will be the principal form of investment of AGGRESSIVE GROWTH FUND and GROWTH FUND. The portfolio of each of the two Funds is primarily comprised of securities of two basic categories of companies: (a) "core" companies, which AIM considers to have experienced above-average and consistent long-term growth in earnings and to have excellent prospects for outstanding future growth, and (b) "earnings acceleration" companies which AIM believes are currently enjoying a dramatic increase in earnings.

  Under normal market conditions, AGGRESSIVE GROWTH FUND and GROWTH FUND will invest primarily in marketable equity securities (including common and preferred stock and other securities having the characteristics of stock (such as an equity or ownership interest in a company)) of companies which are listed on a recognized securities exchange or traded in an over-the-counter market. Each of these Funds may satisfy the foregoing requirement in part by investing in the securities of issuers which are in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers. Each of AGGRESSIVE GROWTH FUND and GROWTH FUND may invest up to 20% of its total assets in securities convertible into or exchangeable for equity securities of foreign and domestic issuers which (except in the case of ADRs, EDRs and other securities representing underlying securities of foreign issuers) are listed on a recognized securities exchange or traded in an over-the-counter market.

  If a particular foreign company meets the quantitative standards determined by AIM, its securities may be acquired by a Fund regardless of the location of the company or the percentage of the Fund's investments in the company's country or region. However, AIM will also consider other factors in making investment decisions for these Funds, including such factors as the prospects for relative economic growth among countries or regions, economic and political conditions, currency exchange fluctuations, tax considerations and the liquidity of a particular security. Under normal market conditions, AGGRESSIVE GROWTH FUND and GROWTH FUND will maintain at least 20% of their respective total assets in U.S. dollar denominated securities.

  AIM recognizes that often there is less public information about foreign companies than is available in reports supplied by domestic companies, that foreign companies are not subject to uniform accounting and financial reporting standards, and that there may be greater delays experienced by a Fund in receiving financial information supplied by foreign companies than comparable information supplied by domestic companies. In addition, the value of a Fund's investments that are denominated in a foreign currency may be affected by changes in currency exchange rates. For these and other reasons, AIM from time to time may encounter greater difficulty applying its disciplined stock selection strategy to an international equity investment portfolio than to a portfolio of domestic equity securities. See "Risk Factors -- Foreign Securities."

  AGGRESSIVE GROWTH FUND and GROWTH FUND each will normally invest at least 65% of their respective total assets in marketable equity securities of foreign and domestic issuers, including common and preferred stock.

  AGGRESSIVE GROWTH FUND and GROWTH FUND will each emphasize investment in companies in developed countries such as the United States, the countries of Western Europe and certain countries in the Pacific Basin (such as Japan, Hong Kong and Australia). The Funds may also invest in the securities of companies located in developing countries (such as Turkey, Poland and Mexico) in various regions of the world. A "developing country" is a country in the initial stages of its industrial cycle. Under normal market conditions, the assets of each Fund will be invested in the securities of companies located in at least four different countries, including the United States.

  Investment in the equity markets of developing countries involves exposure to securities exchanges that may have substantially less trading volume and greater price volatility, economic structures that are less diverse and mature, and political systems that may be less stable than the equity markets of developed countries. See "Risk Factors -- Emerging Markets and Developing Countries."

  AIM GLOBAL INCOME FUND. INCOME FUND'S primary investment objective is to provide a high level of current income. As a secondary objective the Fund seeks preservation of principal and capital appreciation. The Fund seeks to achieve its objectives by investing in a portfolio of U.S. and foreign government and corporate debt securities. INCOME FUND intends to invest in (i) foreign government securities, (ii) securities issued by supranational organizations (such as the World Bank), (iii) foreign and domestic corporate debt securities, including lower-rated or unrated U.S. dollar-denominated high yield corporate debt securities, commonly known as "junk bonds" and (iv) U.S. Government securities, including U.S. Government Agency mortgage-backed securities.

  INCOME FUND is a non-diversified portfolio, which means that with respect to 50% of its assets, it is permitted to invest more than 5% of its assets in the securities of any one issuer. INCOME FUND will, however, invest no more than 5% of its total assets in the securities of any one corporate issuer, and will invest no more than 25% of its total assets in securities of any one foreign government or supranational issuer. INCOME FUND will generally invest in the securities of issuers located in at least four countries, including the United States.

  INCOME FUND may invest in securities issued by governments and companies throughout the world, but expects that it will invest primarily in securities of issuers in industrialized countries with established securities markets, such as Western European countries, Canada, Japan, Australia, New Zealand and the United States. INCOME FUND may, however, invest up to 20% of its total assets in securities of issuers in developing countries such as Turkey, Poland and Mexico.

  Although INCOME FUND will invest at least 65% of its total assets in non-convertible debt securities of foreign and domestic issuers, it may invest up to 10% of its total assets in common stocks, preferred stocks and similar equity securities of foreign and domestic issuers. INCOME FUND may also invest up to 10% of its total assets in convertible debt securities of foreign and domestic issuers.

  INCOME FUND may invest less than 35% of its total assets in high yield debt securities (i.e., "junk bonds"). Such securities, at the time of purchase, are rated below investment grade or are determined by AIM to be of non-investment grade quality. (For a description of the various rating categories of corporate debt securities in which INCOME FUND may invest, see Appendix A to this Prospectus.)

  During the fiscal year ended October 31, 1997, the percentage of INCOME FUND'S average annual assets, calculated on a dollar weighted basis, which was invested in securities within each rating category of Moody's (as described in Appendix
A), and in unrated securities determined by AIM to be of comparable quality, was as follows:

                                                              INCOME FUND
                                                              -----------
Aaa.........................................................      31.94%
Aa..........................................................      12.86%
A...........................................................      14.12%
Baa.........................................................      10.91%
Ba..........................................................       6.75%
B...........................................................      18.28%
Caa.........................................................       0.54%
Ca..........................................................       0.00%
C...........................................................       0.00%
D...........................................................       0.00%
Unrated.....................................................       4.60%
                                                                 -------
          Total Average Annual Assets.......................      100.0%

  Securities issued by the U.S. Treasury (notes, bonds and bills) are supported by the full faith and credit of the United States government, while certain securities issued or guaranteed by agencies or instrumentalities of the U.S. Government may not be supported by the full faith and credit of the United States. These agency securities include both obligations supported by the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Federal Home Loan Bank) and obligations supported by the credit of the agency or instrumentality (such as Federal National Mortgage Association bonds.) Similarly, obligations of foreign governments include obligations issued by national, provincial, state or other governments that have taxing authority over their local populations, or by agencies of such governments that may be supported by the full faith and credit of the governmental entity, or solely by the credit of such agency.

  Supranational organizations include organizations formed and supported by governmental entities to promote economic growth and development, or international banking institutions, such as the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. Supranational organizations are generally formed and supported by the capital contributions of governmental entities and, in their lending and other activities, carry out the particular purposes designated by their member governmental entities.

  The value of the debt securities in which INCOME FUND invests will change in response to interest rate changes and other factors. During periods of rising interest rates, the values of outstanding long-term debt securities will generally decline, and during periods of falling interest rates, the values of such securities will generally rise. Such changes will affect the net asset value per share of INCOME FUND. Longer-term fixed income securities tend to be subject to greater fluctuations in price than shorter-term securities.

  For a discussion of certain risks associated with investments in high yield securities (i.e., "junk bonds"), foreign securities and non-diversified funds, see "Risk Factors" in this Prospectus. For a further discussion of the intended investment strategies of AGGRESSIVE GROWTH FUND, GROWTH FUND and INCOME FUND, see "Hedging Strategies" and "Other Investment Techniques" in this Prospectus.

--------------------------------------------------------------------------------

HEDGING STRATEGIES

  Each of the Funds may, at such times as AIM deems appropriate and consistent with the investment objective of the Fund, write (sell) covered put or call options on its portfolio securities. Each of the Funds may also purchase and sell (i) options on domestic and foreign securities and currencies, (ii) stock index options, (iii) stock, currency and interest rate futures, (iv) options on stock, currency, stock index and interest rate futures and (v) foreign forward currency exchange contracts. The purpose of such transactions is to hedge against changes in the market value of a Fund's portfolio securities caused by fluctuating interest rates, fluctuating currency exchange rates and changing market conditions, and to close out or offset existing positions in such options or futures contracts as described below. None of the Funds will engage in such transactions for speculative purposes.

  OPTIONS. Each Fund may purchase options issued by the Options Clearing Corporation. Such options give a Fund the right for a fixed period of time to sell (in the case of purchase of a put option) or to buy (in the case of purchase of a call option) the number of units of the underlying security or obligation covered by the option at a fixed or determinable exercise price. Buying a put option hedges against the risk of a market decline. Buying a call option hedges against a market advance. Prior to its expiration, a put or call option may be sold in a closing sale transaction. Gain or loss from such a sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs.

  Each Fund also may write (sell) put or call options, but only if such options are covered and remain covered as long as the Fund is obligated as a writer of the option (seller). A call option is "covered" if a Fund owns the underlying security covered by the call. A put option is "covered" if a Fund segregates with its custodian liquid assets with a value equal to the exercise price of the put option. If a "covered" call or put option expires unexercised, the writer realizes a gain in the amount of the premium received. If the covered call option is exercised, the writer realizes either a gain or loss from the sale or purchase of the underlying security with the proceeds to the writer being increased by the amount of the premium. If the covered put option is exercised, the writer's cost of purchasing the underlying security is reduced by the amount of the premium received from the initial sale of the put option. Prior to its expiration, a put or call option may be closed out by means of a purchase of an identical option. Any gain or loss from such transaction will depend on whether the amount paid is more or less than the premium received for the option plus related transaction costs.

  Each Fund may also purchase and write options in combination with each other to adjust the risk and return characteristics of certain portfolio security positions. This technique is commonly referred to as a "collar."

  Options are subject to certain risks, including the risk of imperfect correlation between the option and a Fund's other investments and the risk that there might not be a liquid secondary market for the option when the Fund seeks to hedge against adverse market movements. In general, options whose strike prices are close to their underlying securities' current values will have the highest trading value, while options whose strike prices are further away may be less liquid. The liquidity of options may also be affected if options exchanges impose trading halts, particularly when markets are volatile.

  None of the Funds will write options if, immediately after such sale, the aggregate value of the securities or obligations underlying the outstanding options exceeds 25% of the Fund's total assets. None of the Funds will purchase put options (including options on securities indices and futures contracts) if, at the time of investment, the aggregate premiums paid for such options will exceed 5% of the Fund's total assets.

  FUTURES AND FORWARD CONTRACTS. Since substantially all of the securities held by each Fund may be denominated in foreign currencies, the value of their respective portfolios will be affected by changes in exchange rates between currencies (including the U.S. dollar), as well as by changes in the market value of the securities themselves. Each Fund may enter into interest rate, exchange rate and currency futures contracts and related options, or it may purchase or sell stock index futures contracts and related options in order to hedge the value of its portfolio against changes in market conditions or in exchange rates between currencies (including the U.S. dollar). Futures contracts obligate the seller to deliver a specific type of security called for in the contract, at a specified future time and for a specified price. Futures contracts are traded on U.S. and foreign exchanges and generally contain standardized strike prices and expiration dates. Certain futures contracts may be satisfied by actual delivery of the securities or, more typically, by entering into an offsetting transaction. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract. In addition to purchasing or selling futures contracts on currencies and specific securities, interest rates and exchange rates, each Fund may purchase or sell stock index futures contracts. A stock index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of a stock index at the beginning and at the end of the contract period. No more than 5% of each Fund's total assets will be committed to initial margin deposits required pursuant to futures contracts. Percentage investment limitations on each Fund's investment in options on futures contracts are set forth above under "Options." Although each Fund is authorized to invest in futures contracts and related options with respect to foreign securities, stock indices, interest rates and currencies, it will limit such investments to those which have been approved by the Commodity Futures Trading Commission for investment by United States investors.

  In attempting to manage its currency exposure, each Fund may buy and sell currencies, either in the spot (cash) market or in the forward market (through forward contracts generally expiring within one year). Each Fund may also enter into forward contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When a Fund purchases a security for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward contract with respect to the specific purchase or sale of a security denominated in a foreign currency, a Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." In addition to hedging specific securities transactions, the Funds may also generally hedge their respective holdings denominated in a particular currency. This practice is sometimes referred to as "position hedging." The Funds may not position hedge with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in any such Fund's portfolio denominated or quoted in that particular foreign currency. None of the Funds will enter into a position hedging commitment if, as a result thereof, (1) AGGRESSIVE GROWTH FUND or GROWTH FUND would have more than 10% of the value of their respective total assets committed to such contracts, or (2) INCOME FUND would have more than 40% of the value of its total assets committed to such contracts. None of the Funds will enter into a forward contract with a term of more than one year.

  Unlike futures contracts, forward contracts are generally individually negotiated and privately traded. A forward contract obligates the seller to sell a specific security or currency at a specified price on a future date, which may be any fixed number of days from the date of the contract. Each Fund may enter into transaction hedging forward contracts with respect to all or a substantial portion of its trades.

  There are risks associated with the use of futures and forward contracts and options thereon for hedging purposes. During certain market conditions, sales of futures contracts may not completely offset a decline or rise in the value of a Fund's portfolio securities or currency against which the futures or forward contract or options thereon are being sold. In the futures and options on futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations. Risks in the use of futures contracts and options thereon also result from the possibility that changes in the market value of securities or currency may differ substantially from the changes anticipated by a Fund when hedged positions were established. Successful use of futures and forward contracts and options thereon is dependent upon AIM's ability to predict correctly movements in the direction of the applicable markets. No assurance can be given that AIM's judgment in this respect will be correct. Accordingly, the Funds may lose the expected benefit of futures and forward transactions and options thereon if markets move in a manner unanticipated by AIM.

--------------------------------------------------------------------------------

OTHER INVESTMENT TECHNIQUES

  Each of the Funds has the flexibility to invest, to the extent described below, in a variety of instruments designed to enhance its investment capabilities. Each of the Funds may invest in money market obligations, foreign securities, repurchase agreements, reverse repurchase agreements, illiquid securities, Rule 144A securities, ADRs and EDRs; INCOME FUND may invest in U.S. Government Agency Mortgage-Backed Securities; and each of the Funds may purchase or sell securities on a delayed delivery or when-issued basis, may borrow money, may lend portfolio securities and make short sales "against the box." A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain securities identical to those sold short without payment of any further consideration.

  CASH MANAGEMENT AND TEMPORARY DEFENSIVE MEASURES. AIM may invest a portion of the assets of the Funds in (i) cash or short-term Money Market Obligations, (ii) U.S. government obligations or investment grade (high quality) corporate bonds or other debt securities, and (iii) taxable municipal securities, when such positions are deemed advisable in light of economic or market conditions or for daily cash management purposes. In addition, AIM may invest, for temporary defensive purposes, all or substantially all of the assets of the Funds in the securities described above. The term "Money Market Obligations" includes a broad range of U.S. Government and foreign government obligations, and bank and commercial instruments that may be available in the money markets. Examples of such obligations include U.S. Treasury obligations and repurchase agreements secured by such obligations, bankers' acceptances, certificates of deposit, repurchase agreements, time deposits and commercial paper, and U.S. Government agencies' securities. Money Market Obligations such as bankers' acceptances, certificates of deposit and time deposits may be purchased from U.S. or foreign banks. See the Statement of Additional Information for more information on Money Market Obligations.

  To the extent that any of the Funds is invested to a significant degree in cash or cash equivalent Money Market Obligations, U.S. government obligations or investment grade (high quality) corporate bonds or other debt securities, or taxable municipal securities, its ability to achieve its investment objective or objectives may be adversely affected. Under normal circumstances, neither AGGRESSIVE GROWTH FUND nor GROWTH FUND will invest more than 35% of the value of its total assets in high-grade short-term securities, including repurchase agreements. Under normal circumstances, INCOME FUND will maintain at least 20% of its total assets in securities of U.S. issuers.

  U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES. INCOME FUND may invest in U.S. Government Agency Mortgage-Backed Securities. These securities are obligations issued or guaranteed by the United States Government or by one of its agencies or instrumentalities, including but not limited to the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), or the Federal Home Loan Mortgage Corporation ("FHLMC"). U.S. Government Agency Mortgage-Backed Certificates provide for the pass-through to investors of their pro-rata share of monthly payments (including any principal prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicers of the underlying mortgage loans. GNMA, FNMA, and FHLMC each guarantee timely distributions of interest to certificate holders. GNMA and FNMA guarantee timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC Gold Participation Certificates now guarantee timely payment of monthly principal reductions. Although their close relationship with the U.S. Government is believed to make them high-quality securities with minimal credit risks, the U.S. Government is not obligated by law to support either FNMA or FHLMC. However, historically there have not been any defaults of FNMA or FHLMC issues. See Appendix B for a more complete description of these securities.

  Mortgage-backed securities consist of interests in underlying mortgages generally with maturities of up to thirty years. However, due to early unscheduled payments of principal on the underlying mortgages, the securities have a shorter average life and, therefore, less volatility than a comparable thirty-year bond. The value of U. S. Government Agency Mortgage-Backed Securities, like other traditional debt instruments, will tend to decline as interest rates rise and increase as interest rates decline.

  REPURCHASE AGREEMENTS. Each of the Funds may enter into repurchase agreements with institutions believed by the Company's Board of Directors to present minimal credit risk. A repurchase agreement is an instrument under which the Fund acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the Fund's holding period. In the event of a bankruptcy or other default of a seller of a repurchase agreement (such as the sellers' failure to repurchase the obligation in accordance with the terms of the agreement), a Fund could experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (b) possible reduced levels of income and lack of access to income during this period; and (d) expenses of enforcing its rights. Repurchase agreements are considered to be loans by the Fund under the Investment Company Act of 1940, as amended (the "1940 Act"). Repurchase agreements will be secured by U.S. Treasury securities, U.S. Government agency securities (including, but not limited to, those which have been stripped of their interest payments and mortgage-backed securities) and commercial paper. For additional information on the use of repurchase agreements, see the Statement of Additional Information.

  REVERSE REPURCHASE AGREEMENTS. Each Fund may invest in reverse repurchase agreements, which involve the sale of securities held by the Fund, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. Each Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions;
(ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, the Fund will segregate liquid assets having a dollar value equal to the repurchase price. Reverse repurchase agreements are considered borrowings by the Fund under the 1940 Act. Reverse repurchase agreements involve the risk that the market value of securities retained by a Fund in lieu of liquidation may decline below the repurchase price of the securities sold by a Fund which it is obligated to repurchase. This risk, if encountered, could cause a reduction on the net asset value of a Fund's shares. AGGRESSIVE GROWTH FUND and GROWTH FUND currently intend to enter into reverse repurchase agreements only for temporary or emergency purposes and not as a means of increasing income. INCOME FUND may enter into reverse repurchase agreements to enhance portfolio returns. See "Borrowing."

  LENDING OF PORTFOLIO SECURITIES. Each Fund may from time to time lend securities from their respective portfolios, with a value not exceeding 33 1/3% of its total assets, to banks, brokers and other financial institutions, and receive in return collateral in the form of cash or securities issued or guaranteed by the U.S. Government which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. During the period of the loan, a Fund receives the income on both the loaned securities and the collateral and thereby increases its yield. In the event that the borrower defaults on its obligation to return loaned securities because of insolvency or otherwise, a Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent that the value of the collateral falls below the market value of the loaned securities.

  SECURITIES ISSUED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. Each Fund may purchase securities on a "when-issued" basis, that is, delivery of and payment of the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). Each Fund also may purchase or sell securities on a delayed delivery basis. The payment obligation and the interest rate that will be received on the delayed delivery securities are fixed at the time the buyer enters into the commitment. Each Fund will only make commitments to purchase when-issued or delayed delivery securities with the intention of actually acquiring such securities, but each Fund may sell these securities before the settlement date if it is deemed advisable. If a Fund purchases a when-issued security or enters into a delayed delivery agreement, the Fund's custodian bank will segregate liquid assets in an amount at least equal to the when-issued commitment or delayed delivery agreement commitment.

  DOLLAR ROLL TRANSACTIONS. In order to enhance portfolio returns and manage prepayment risks, INCOME FUND may engage in dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, a Fund sells a mortgage security held in the portfolio to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the sold security.

  Dollar roll transactions involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. See "Borrowing," below for the applicable limitation on dollar roll transactions.

  BORROWING. Each of the Funds may borrow money to a limited extent from banks (including the Funds' custodian bank) for temporary or emergency purposes subject to the limitations under the 1940 Act. The Funds will restrict borrowings, reverse repurchase agreements and dollar roll transactions to an aggregate of 33-1/3% of each Fund's respective total assets at the time of the transaction. Neither AGGRESSIVE GROWTH FUND nor GROWTH FUND will purchase additional securities when any borrowings from banks exceed 5% of each Fund's respective total assets.

  Reverse repurchase agreement transactions and dollar roll transactions are considered borrowings under the 1940 Act. Any investment gains made by INCOME FUND with the borrowed monies in excess of interest paid by the Fund will cause the net asset value of the Fund's shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased with the proceeds of such borrowings fails to cover the interest paid by the money borrowed by the Fund, the net asset value of the Fund will decrease faster than would otherwise be the case. This speculative factor is known as "leveraging."

  SHORT SALES. Each Fund may make short sales "against the box." A short sale is a transaction in which a party sells a security it does not own in anticipation of a decline in the market value of that security. A short sale is "against the box" to the extent that a Fund contemporaneously owns or has the right to obtain securities identical to those sold short without payment of any further consideration. The Funds will enter into such transactions only to the extent the aggregate value of all securities sold short does not represent more than 10% of each Fund's respective assets at any given time.

  ILLIQUID SECURITIES AND RULE 144A SECURITIES. Each Fund may invest up to 15% of its net assets in securities that are illiquid. Illiquid securities include securities that have no readily available market quotations and cannot be disposed of promptly (within seven days) in the normal course of business at a price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933. Unregistered securities may, in certain circumstances, be resold pursuant to Rule 144A, and thus may or may not constitute illiquid securities. Limitations on the resale of unregistered securities may have an adverse effect on their marketability, which may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations. The Company's Board of Directors is responsible for developing and establishing guidelines and procedures for determining the liquidity of Rule 144A securities on behalf of the Funds and monitoring AIM's implementation of the guidelines and procedures.

  INVESTMENT IN OTHER INVESTMENT COMPANIES. Each of the Funds may invest in other investment companies to the extent permitted by the 1940 Act, and rules and regulations thereunder, and, if applicable, exemptive orders granted by the SEC.

--------------------------------------------------------------------------------

RISK FACTORS

  There can be no assurance that each Fund's investment objective will be attained. Each Fund is designed for investors seeking international diversification, and is not intended as a complete investment program. In addition, investing in securities of foreign companies generally involves greater risks than investing in securities of domestic companies. INCOME FUND may also invest in high yield securities (i.e., "junk bonds"), which entail certain risks. Investors should consider carefully the following special factors before investing in a Fund.

  FOREIGN SECURITIES. The following considerations are risk factors associated with the Funds' investments in foreign securities:

          CURRENCY RISK. The value of a Fund's foreign investments may be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security generally decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the U.S. dollar falls against such currency.

          POLITICAL AND ECONOMIC RISK. The economies of many of the countries in which a Fund may invest are not as developed as the United States economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of a Fund's investments.

          REGULATORY RISK. Foreign companies are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less public information available about foreign securities than is available about domestic securities. Foreign companies are not subject to accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by a Fund may be reduced by withholding tax at the source which would reduce dividend income payable to the Fund's shareholders.

          MARKET RISK. The securities markets in many of the countries in which a Fund invests will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. Transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets. These considerations generally are more of a concern in developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in developed countries. The management of the Funds seeks to mitigate the risks associated with these considerations through diversification and active professional management.

  NON-INVESTMENT GRADE DEBT SECURITIES (INCOME FUND ONLY). INCOME FUND may invest in non-investment grade debt securities, commonly known as "junk bonds." While generally providing greater income and opportunity for gain, non-investment grade debt securities may be subject to greater risks than higher-rated securities. Economic downturns tend to disrupt the market for junk bonds and adversely affect their values. Such economic downturns may be expected to result in increased price volatility for junk bonds and of the value of shares of the Fund, and increased issuer defaults on junk bonds.

  In addition, many issuers of junk bonds are substantially leveraged, which may impair their ability to meet their obligations. In some cases, junk bonds are subordinated to the prior payment of senior indebtedness, which potentially limits a Fund's ability to fully recover principal or to receive payments when senior securities are subject to a default.

  The credit rating of a debt security does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer's financial condition. Junk bonds have speculative characteristics which are likely to increase in number and significance with each successive lower rating category. Credit ratings evaluate the safety of principal and interest payments, not market value risk of high yield bonds. Also, since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, AIM continuously monitors the issuers of high yield bonds in INCOME FUND'S portfolio to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to attempt to assure the bonds' liquidity so that INCOME FUND can meet redemption requests. The achievement of INCOME FUND'S investment objective may be more dependent on AIM's own credit analysis than might be the case for a fund which invests in higher quality bonds. INCOME FUND may retain a portfolio security whose rating has been changed. See Appendix A to this Prospectus -- "Description of Corporate Bond Ratings."

  When the secondary market for junk bonds becomes more illiquid, or in the absence of readily available market quotations for such securities, the relative lack of reliable objective data makes it more difficult for the directors to value a Fund's securities, and judgment plays a more important role in determining such valuations. Increased illiquidity in the junk bond market also may affect a Fund's ability to dispose of such securities at desirable prices.

  In the event a Fund experiences an unexpected level of net redemptions, the Fund could be forced to sell its junk bonds without regard to their investment merits, thereby decreasing the asset base upon which the Fund's expenses can be spread and possibly reducing the Fund's rate of return. Prices of junk bonds have been found to be less sensitive to fluctuations in interest rates, and more sensitive to adverse economic changes and individual corporate developments, than those of higher-rated debt securities.

  NON-DIVERSIFIED PORTFOLIO (INCOME FUND ONLY). INCOME FUND is a non-diversified portfolio, which means that, with respect to 50% of its total assets, it may invest more than 5% of its assets in obligations of one issuer. (A diversified portfolio may not invest more than 5% of its assets in obligations of one issuer, with respect to 75% of its total assets.) Since INCOME FUND may invest a greater percentage of its assets in securities of fewer issuers than a diversified portfolio, it may be subject to greater investment and credit risks than a diversified portfolio.

  EMERGING MARKETS AND DEVELOPING COUNTRIES. Investors should also be aware that the Funds may invest in companies located within emerging or developing countries. Investments in emerging markets or developing countries involve exposure to economic structures that are generally less diverse and mature and to political systems which can be expected to have less stability than those of more developed countries. Such countries may have relatively unstable governments, economies based on only a few industries, and securities markets which trade only a small number of securities. Historical experience indicates that emerging markets have been more volatile than the markets of more mature economies; such markets have also from time to time provided higher rates of return and greater risks to investors. AIM believes that these characteristics of emerging markets can be expected to continue in the future. In addition, throughout the countries commonly referred to as the Eastern Bloc, the lack of a capital market structure or market-oriented economy and the possible reversal of recent favorable economic, political and social events in some of those countries present greater risks than those associated with more developed, market-oriented Western European countries and markets.

--------------------------------------------------------------------------------

INVESTMENT RESTRICTIONS

  The following restrictions are matters of fundamental policy and may not be changed without approval of a Fund's shareholders.

  No Fund may:

          1. Purchase a security if, as a result, more than 10% of the outstanding voting securities of any issuer would be held by the Fund, except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.

          2. Purchase a security if, as a result, 25% or more of the value of the Fund's total assets, taken at market value, would be invested in the securities of issuers having their principal business activities in the same industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities but will apply to foreign government obligations unless the SEC permits their exclusion.

          3. Borrow money, except that the Fund may borrow from banks (including the Fund's custodian bank) and enter into reverse repurchase agreements and dollar roll transactions (INCOME FUND only). With respect to AGGRESSIVE GROWTH FUND and GROWTH FUND, such permitted borrowings shall be used as a temporary defensive measure for extraordinary or emergency purposes. Permitted borrowings shall be in amounts not exceeding 33- 1/3% of a Fund's total assets, taken at market value, and each Fund may pledge amounts of up to 20% of its total assets, taken at market value, to secure such borrowings. Whenever bank borrowings exceed 5% of the value of the total assets of AGGRESSIVE GROWTH FUND or GROWTH FUND, such Fund will not make any additional purchases of securities for investment purposes.

  Neither AGGRESSIVE GROWTH FUND nor GROWTH FUND will purchase a security if, as a result, with respect to 75% of the value of the Fund's respective total assets, taken at market value, more than 5% of the value of the Fund's total assets, taken at market value, would be invested in securities of any one issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.

  INCOME FUND will not purchase a security if, as a result, with respect to 50% of the value of the Fund's total assets taken at market value, more than 5% of the value of the Fund's total assets, taken at market value, would be invested in securities of any one issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

  A complete listing of investment restrictions applicable to the Funds, some of which may be changed by the Board of Directors without shareholder approval, is contained in the Statement of Additional Information.

--------------------------------------------------------------------------------

PORTFOLIO TURNOVER

  Any particular security will be sold, and the proceeds reinvested, whenever such action is deemed prudent from the viewpoint of a Fund's investment objectives, regardless of the holding period of that security. A higher rate of portfolio turnover may result in higher transaction costs, including brokerage commissions. Also, to the extent that higher portfolio turnover results in a higher rate of net realized capital gains to a Fund, the portion of the Fund's distributions constituting taxable capital gains may increase. For additional information regarding income taxes and brokerage practices, see the Fund's Statement of Additional Information.

--------------------------------------------------------------------------------

MANAGEMENT

  The overall management of the business and affairs of the Funds are vested with the Company's Board of Directors. The Board of Directors approves all significant agreements between the Funds and persons or companies furnishing services to the Funds, including the investment advisory agreement with AIM, the administrative services agreement with AIM, the agreement with AIM Distributors regarding distribution of the Funds' shares, the agreement with State Street Bank and Trust Company as custodian, and the agreement with A I M Fund Services, Inc. as transfer agent. The day-to-day operations of the Funds are delegated to the officers of the Company and to AIM, subject always to the objective and policies of each Fund and to the general supervision of the Board of Directors. Information concerning the Board of Directors may be found in the Statement of Additional Information. Certain directors and officers of the Company are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. AIM Management is a holding company engaged in the financial services business. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, a publicly-traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis. For a discussion of AIM Management and its subsidiaries' Year 2000 Compliance Project, see "General Information -- Year 2000 Compliance Project."

  INVESTMENT ADVISOR. A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment advisor to each Fund pursuant to a Master Investment Advisory Agreement, dated as of February 28, 1997. A I M was organized in 1976 and, together with its subsidiaries, manages or advises over 50 investment company portfolios encompassing a broad range of investment objectives. AIM is a wholly owned subsidiary of AIM Management.

  Under the terms of the Advisory Agreement, AIM supervises all aspects of each Fund's operations and provides investment advisory services to the Fund. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds.

  ADMINISTRATOR. AIM and the Company have entered into an Administrative Services Agreement dated as of February 28, 1997, pursuant to which AIM has agreed to provide or arrange for the provision of certain accounting and other administrative services to the Funds. AIM is entitled to receive from each Fund reimbursement of its costs or such reasonable compensation as may be approved by the Company's Board of Directors for providing specified administrative services. Currently, AIM is reimbursed for the services of the Company's principal financial officer and his staff, and any expenses related to such services.

  For a discussion of AIM's brokerage allocation policies and practices, see "Portfolio Transactions and Brokerage" in the Statement of Additional Information. In accordance with policies established by the directors, AIM may take into account sales of shares of the Funds and other funds advised by AIM in selecting broker-dealers to effect portfolio transactions on behalf of the Funds.

  PORTFOLIO MANAGEMENT. AIM uses a team approach and disciplined investment strategy in providing investment advisory services to all its accounts, including the Funds. AIM's investment staff consists of approximately 135 individuals. While individual members of AIM's investment staff are assigned primary responsibility for the day-to-day management of each of AIM's accounts, all accounts are reviewed on a regular basis by AIM's Investment Policy Committee to ensure that they are being invested in accordance with the accounts' and AIM's investment policies. The individuals on the investment team who are primarily responsible for the day-to-day management of each of the Funds and their titles, if any, with AIM or its affiliates and the Company, the length of time they have been responsible for the management of the Funds, their years of experience and prior experience are shown below:

  A. Dale Griffin, III, Robert M. Kippes, Clas G. Olsson, Paul A. Rogge, Barrett
K. Sides and Kenneth A. Zschappel are primarily responsible for the day-to-day management of AGGRESSIVE GROWTH FUND. Mr. Griffin is Vice President of A I M Capital Management, Inc. ("AIM Capital"), a wholly owned subsidiary of AIM, and has been responsible for the Fund since its inception in 1994. He has been associated with AIM and/or its subsidiaries since 1989 and began working as an investment professional in 1987. Mr. Kippes is Vice President of AIM Capital and also has been responsible for the Fund since its inception in 1994. He has been associated with AIM and/or its subsidiaries since he began working as an investment professional in 1989. Mr. Rogge is Vice President of AIM Capital and also has been responsible for the Fund since its inception in 1994. He has been associated with AIM and/or its subsidiaries since he began working as an investment professional in 1991. Mr. Sides is Assistant Vice President of AIM Capital and has been responsible for the Fund since 1995. He has been associated with AIM and/or its subsidiaries since he began working as an investment professional in 1990. Mr. Olsson is an Investment Officer of AIM Capital and has been responsible for the Fund since 1997. He has been associated with AIM and/or its subsidiaries since 1994 and began working as an investment professional in 1994. Prior to 1994, Mr. Olsson was a broker assistant with Merrill Lynch, Pierce, Fenner & Smith Incorporated. Mr. Zschappel is Assistant Vice President of AIM Capital and has been responsible for the Fund since January 1998. He has been associated with AIM and/or its subsidiaries since he began working as an investment professional in 1990.

  Monika H. Degan, A. Dale Griffin, III, Clas G. Olsson, Paul A. Rogge, Jonathan
C. Schoolar and Barrett K. Sides are primarily responsible for the day-to-day management of GROWTH FUND. Background information for Mr. Griffin, Mr. Olsson, Mr. Rogge and Mr. Sides is discussed above with respect to the management of AGGRESSIVE GROWTH FUND. Mr. Griffin and Mr. Rogge have been responsible for the Fund since its inception in 1994. Mr. Olsson has been responsible for the Fund since 1997. Mr. Sides has been responsible for the Fund since 1995. Ms. Degan is an Investment Officer of AIM Capital and has been responsible for the Fund since 1997. She has been associated with AIM and/or its subsidiaries since 1995 and began working as an investment professional in 1990. Prior to 1995, Ms. Degan was a Senior Financial Analyst for Shell Oil Co. Pension Trust. Mr. Schoolar is Senior Vice President of AIM Capital, Vice President of AIM, Vice President of the Company and has been responsible for the Fund since its inception in 1994. He has been associated with AIM and/or its subsidiaries since 1986 and began working as an investment professional in 1984.

  Robert G. Alley, John L. Pessarra and Carolyn L. Gibbs are primarily responsible for the day-to-day management of INCOME FUND. Mr. Alley is Senior Vice President of AIM Capital, Vice President of AIM, Vice President of the Company and has been responsible for the Fund since its inception in 1994. He has been associated with AIM and/or its subsidiaries since 1992 and began working as an investment professional in 1973. Mr. Pessarra is Vice President of AIM Capital and also has been responsible for the Fund since its inception in 1994. He has been associated with AIM and/or its subsidiaries since 1990 and began working as an investment professional in 1985. Ms. Gibbs is Vice President of AIM Capital and has been responsible for the Fund since 1995. She has been associated with AIM and/or its subsidiaries since 1992 and began working as an investment professional in 1983.

  FEES AND EXPENSES. AIM is entitled to be paid by each Fund an advisory fee at the annual rates of:

                       AIM GLOBAL AGGRESSIVE GROWTH FUND

                         NET ASSETS                          ANNUAL RATE
                         ----------                          -----------
First $1 billion............................................    0.90%
Over $1 billion.............................................    0.85%

                             AIM GLOBAL GROWTH FUND

                         NET ASSETS                          ANNUAL RATE
                         ----------                          -----------
First $1 billion............................................    0.85%
Over $1 billion.............................................    0.80%

                             AIM GLOBAL INCOME FUND

                         NET ASSETS                          ANNUAL RATE
                         ----------                          -----------
First $1 billion............................................    0.70%
Over $1 billion.............................................    0.65%

  Although these fees are higher than those paid by most mutual funds which invest in domestic securities, they are competitive with such fees paid by mutual funds which invest primarily in foreign securities. The Company believes such fees are justified due to the higher costs and additional expenses associated with managing and operating funds holding primarily foreign securities.

  For the year ended October 31, 1997, each Fund paid the following compensation to AIM for its advisory services, and the total expenses of each class of such Fund were, stated as a percentage of that class' average daily net assets, as follows:

                                                               CLASS A    CLASS B    CLASS C
                                               COMPENSATION    EXPENSE    EXPENSE    EXPENSE*
                                                  TO AIM        RATIO      RATIO      RATIO
                                               ------------    -------    -------    --------
Aggressive Growth Fund.......................     0.87%         1.75%      2.30%      2.30%
Growth Fund..................................     0.85%         1.76%      2.29%      2.29%
Income Fund..................................     0.09%         1.25%      1.76%      1.76%

---------------

* For the period August 4, 1997 (date sales commenced) to October 31, 1997.

  For the fiscal year ended October 31, 1997, AIM waived advisory fees for INCOME FUND which represented 0.61% of such Fund's average daily net assets.

  For the year ended October 31, 1997, each Fund reimbursed AIM for administrative services in the following amounts, stated as a percentage of the Funds' average daily net assets:

                                                              REIMBURSEMENT
                                                                PAYMENTS
                                                              -------------
Aggressive Growth Fund......................................      0.00%
Growth Fund.................................................      0.03%
Income Fund.................................................      0.15%

  In addition, the Company and A I M Fund Services, Inc., P.O. Box 4739, Houston, TX 77210-4739, a wholly owned subsidiary of AIM and registered transfer agent, have entered into a Transfer Agency and Service Agreement, pursuant to which AFS provides transfer agency, dividend distribution and disbursement, and shareholder services to the Funds.

  FEE WAIVERS. AIM may from time to time voluntarily waive or reduce its fees, while retaining its ability to be reimbursed prior to the end of each fiscal year. Fee waivers or reductions, other than those contained in the Advisory Agreement, may be modified or terminated at any time and without notice to investors. AIM has agreed to waive advisory fees under the Advisory Agreement for INCOME FUND until such time as in AIM's judgment, the Fund has achieved a size in assets under management to bear such costs.

  DISTRIBUTOR. The Company has entered into Master Distribution Agreements on behalf of the Funds (the "Distribution Agreements") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of Class A, Class B and Class C shares of the Funds. The address of A I M Distributors, Inc. is P.O. Box 4739, Houston, Texas 77210-4739. Certain directors and officers of the Company are affiliated with AIM Distributors.

  The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Funds directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. Under the Distribution Agreement for the Class B shares, AIM Distributors sells Class B shares at net asset value subject to a contingent deferred sales charge established by AIM Distributors. AIM Distributors is authorized to advance to institutions through whom Class B shares are sold a sales commission under schedules established by AIM Distributors. The Distribution Agreement for the Class B shares provides that AIM Distributors (or its assignee or transferee) will receive 0.75% (of the total 1.00% payable under the distribution plan applicable to Class B shares) of each Fund's average daily net assets attributable to Class B shares attributable to the sales efforts of AIM Distributors. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset based sales charges in respect of the outstanding Class B shares attributable to AIM Distributors; provided, however, that a complete termination of the Class B shares master distribution plan (as defined in the plan) would terminate all payments to AIM Distributors. Termination of the Class B shares distribution plan or Distribution Agreement does not affect the obligation of Class B shareholders to pay Contingent Deferred Sales Charges.

  DISTRIBUTION PLANS. Class A and C Plan. The Company has adopted a Master Distribution Plan applicable to Class A and Class C shares of each Fund (the "Class A and C Plan") pursuant to Rule 12b-1 under the 1940 Act, to compensate AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A and Class C shares of each Fund.

  Under the Class A and C Plan, the Company may compensate AIM Distributors an aggregate amount of 0.50% of the average daily net assets of Class A shares of each Fund on an annualized basis and an aggregate amount of 1.00% of the average daily net assets of Class C shares of each Fund on an annualized basis.

  The Class A and C Plan is designed to compensate AIM Distributors, on a quarterly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A or Class C shares of a Fund. Payments can also be directed by AIM Distributors to selected institutions who have entered into service agreements with respect to Class A and Class C shares of each Fund and who provide continuing personal services to their customers who own Class A and Class C shares of a Fund. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institution's customers' accounts which were purchased on or after a prescribed date set forth in the Plan.

  Of the aggregate amount payable under the Class A and C Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of a Fund, in amounts of up to 0.25% of the average net assets of the Fund attributable to the customers of such dealers or financial institutions are characterized as a service fee, and payments to dealers and other financial institutions in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge pursuant to the Class A and C Plan. The Class A and C Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to a Fund. The Class A and C Plan does not obligate a Fund to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Class A and C Plan on behalf of a Fund. Thus, under the Class A and C Plan, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, a Fund will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee. Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc.

  Class B Plan. The Company has also adopted a master distribution plan applicable to Class B shares of each Fund (the "Class B Plan"). Under the Class B Plan, each Fund pays distribution expenses at an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of such amount, each Fund pays a service fee of 0.25% of the average daily net assets attributable to its Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of such Fund. Any amounts not paid as a service fee would constitute an asset based sales charge. Amounts paid in accordance with the Class B Plan may be used to finance any activity primarily intended to result in the sale of Class B shares.

  Activities that may be financed under the Class A and C Plan and the Class B Plan (collectively, the "Plans") include, but are not limited to: printing of prospectuses and statements of additional information and reports for other than existing shareholders, overhead, preparation and distribution of advertising material and sales literature, supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements and the cost of administering the Plans. These amounts payable by a Fund under the Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of the Fund. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Company will not be obligated to pay more than that fee, and, if AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee. Payments pursuant to the Plans are subject to any applicable limitations imposed by the rules of the National Association of Securities Dealers, Inc.

  Each of the Plans may be terminated at any time by a vote of the majority of those directors who are not "interested persons" of the Company or by a vote of the holders of the majority of the outstanding shares of the applicable class.

  Under the Plans, AIM Distributors may in its discretion from time to time agree to waive voluntarily all or any portion of its fee that has not been assigned or transferred, while retaining its ability to be reimbursed for such fee prior to the end of each fiscal year.

  Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of a Fund on an agency basis, may receive payments from the Fund pursuant to the Fund's Plans. AIM Distributors does not act as principal, but rather as agent, for the Funds in making such payments. Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another.

  For additional information concerning the operation of the Plans, see the Statement of Additional Information.

--------------------------------------------------------------------------------

ORGANIZATION OF THE COMPANY

  The Company was organized in 1991 as a Maryland corporation, and is registered with the SEC as a diversified open-end series management investment company. The Company currently consists of six investment portfolios: the Funds, AIM ASIAN GROWTH FUND, AIM EUROPEAN DEVELOPMENT FUND, and AIM INTERNATIONAL EQUITY FUND. The Board of Directors may authorize additional portfolios in the future. Shares of the Funds are offered to investors pursuant to this Prospectus, while shares of the Company's other portfolios are offered to investors pursuant to separate prospectuses. The authorized capital stock of the Company consists of 4,000,000,000 shares of common stock with a par value of $0.001 per share, of which 200,000,000 shares are designated Class A shares, 200,000,000 shares are designated Class B shares and 200,000,000 shares are designated Class C shares of each investment portfolio of the Company, and the balance of which are unclassified.

  Class A shares, Class B shares and Class C shares of the same Fund represent interests in that Fund's assets and have identical voting, dividend, liquidation and other rights on the same terms and conditions, except that each class of shares bears differing class-specific expenses (such as those associated with the shareholder servicing of their shares) and is subject to differing sales loads (which may affect performance), conversion features and exchange privileges, and has exclusive voting rights on matters pertaining to that class' distribution plan.

  Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the Class A shares, Class B shares and Class C shares of a Fund. However, on matters affecting one portfolio of the Company or one class of shares, a separate vote of shareholders of that portfolio or class is required. Shareholders of a portfolio or class are not entitled to vote on any matter which does not affect that portfolio or class but which requires a separate vote of another portfolio or class. An example of a matter which would be voted on separately by shareholders of a portfolio is the approval of an advisory agreement, and an example of a matter which would be voted on separately by shareholders of a class of shares is approval of a distribution plan. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are fully transferable. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect directors, holders of more than 50% of the shares voting for the election of directors can elect all of the directors of the Company, and the holders of less than 50% of the shares voting for the election of directors will not be able to elect any directors.

  Under Maryland law and the Company's By-Laws, the Company need not hold an annual meeting of shareholders unless a meeting is otherwise required under the 1940 Act to elect directors. As of February 2, 1998, Merrill Lynch, Pierce, Fenner & Smith Incorporated was the owner of record of 26.14% and 46.94% of the outstanding Class B shares and Class C shares, respectively, of AGGRESSIVE GROWTH FUND. As of February 2, 1998, Merrill Lynch, Pierce, Fenner & Smith Incorporated was the owner of record of 36.29% of the outstanding Class C shares of GROWTH FUND. As long as Merrill Lynch, Pierce, Fenner & Smith Incorporated owns over 25% of such shares, it may be presumed to be in "control" of the Class B shares and Class C shares of AGGRESSIVE GROWTH FUND and the Class C shares of GROWTH FUND, as defined in the 1940 Act.

 THE TOLL-FREE NUMBER FOR ACCESS TO ROUTINE ACCOUNT INFORMATION AND SHAREHOLDER
                                 ASSISTANCE IS
             (800) 959-4246 (7:30 A.M. TO 6:00 P.M. CENTRAL TIME).
                                INVESTOR'S GUIDE
              TO THE AIM FAMILY OF FUNDS--Registered Trademark--
--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS

  THE AIM FAMILY OF FUNDS consists of the following mutual funds:

            AIM ADVISOR FLEX FUND(*)                      AIM GLOBAL UTILITIES FUND
            AIM ADVISOR INTERNATIONAL VALUE FUND(*)       AIM GROWTH FUND
            AIM ADVISOR LARGE CAP VALUE FUND(*)           AIM HIGH INCOME MUNICIPAL FUND
            AIM ADVISOR MULTIFLEX FUND(*)                 AIM HIGH YIELD FUND
            AIM ADVISOR REAL ESTATE FUND(*)               AIM INCOME FUND
            AIM AGGRESSIVE GROWTH FUND                    AIM INTERMEDIATE GOVERNMENT FUND
            AIM ASIAN GROWTH FUND                         AIM INTERNATIONAL EQUITY FUND
            AIM BALANCED FUND                             AIM LIMITED MATURITY TREASURY FUND
            AIM BLUE CHIP FUND                            AIM MONEY MARKET FUND(**)
            AIM CAPITAL DEVELOPMENT FUND                  AIM MUNICIPAL BOND FUND
            AIM CHARTER FUND                              AIM TAX-EXEMPT BOND FUND OF CONNECTICUT
            AIM CONSTELLATION FUND                        AIM TAX-EXEMPT CASH FUND(**)
            AIM EUROPEAN DEVELOPMENT FUND                 AIM TAX-FREE INTERMEDIATE FUND
            AIM GLOBAL AGGRESSIVE GROWTH FUND             AIM VALUE FUND
            AIM GLOBAL GROWTH FUND                        AIM WEINGARTEN FUND
            AIM GLOBAL INCOME FUND

 (*) Class B Shares of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE
     FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND and AIM REAL ESTATE FUND will not be available until on or about March 3, 1998.

(**) Class A shares of AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of
     AIM MONEY MARKET FUND are offered to investors at net asset value, without payment of a sales charge, as described below. Other funds, including the Class A, Class B and Class C shares of AIM MONEY MARKET FUND, are sold with an initial sales charge or subject to a contingent deferred sales charge upon redemption, as described below.

  IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

  HOW TO OPEN AN ACCOUNT. In order to purchase shares of any of The AIM Family of Funds ("AIM Funds"), an investor must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent") or through any dealer authorized by A I M Distributors, Inc. ("AIM Distributors") to sell shares of the AIM Funds.

  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed IRS Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable Internal Revenue Service penalties. The minimum initial investment is $500, except for accounts initially established through an Automatic Investment Plan, which requires a special authorization form (see "Special Plans") and for certain retirement accounts. The minimum initial investment for accounts established with an Automatic Investment Plan is $50. The minimum initial investment for an Individual Retirement Arrangement ("IRA") or Roth IRA is $250. There are no minimum initial investment requirements applicable to money-purchase/profit-sharing plans, 401(k) plans, Simplified Employee Pension ("SEP") accounts, Salary Reduction ("SARSEP") accounts, Savings Incentive Match Plans for Employee IRA ("SIMPLE IRA") accounts, 403(b) plans or 457 (state deferred compensation) plans (except that the minimum initial investment for salary deferrals for such plans is $25), or for investment of dividends and distributions of any of the AIM Funds into any existing AIM Funds account.

  AFS' mailing address is:
                              A I M Fund Services, Inc.
                              P.O. Box 4739
                              Houston, TX 77210-4739

                                                                       MCF-02/98

  For additional information or assistance, investors should call the Client Services Department of AFS at:

                               (800) 959-4246

  Shares of any AIM Funds not named on the cover of this Prospectus are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.

  INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his dealer should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

                   Beneficiary Bank ABA/Routing #:   113000609
                   Beneficiary Account Number:       00100366807
                   Beneficiary Account Name:         A I M Fund Services, Inc.
                   RFB:                              Fund name, Reference Number (16 character limit)
                   OBI:                              Shareholder Name, Shareholder Account Number
                                                     (70 character limit)


  HOW TO PURCHASE ADDITIONAL SHARES. Additional shares may be purchased directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. The minimum investment for subsequent purchases is $50. The minimum employee salary deferral investment for participants in money-purchase/profit sharing plans, 401(k), IRA/SEP, 403(b) or 457 plans is $25. There are no such minimum investment requirements for investment of dividends and distributions of any of the AIM Funds into any other existing AIM Funds account.

  BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

  BY AIM BANK CONNECTION--SM--: To purchase additional shares by electronic funds transfer, please contact the Client Services Department of AFS for detail.

--------------------------------------------------------------------------------

TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS

  Shares of the AIM Funds, including Class A shares (the "Class A shares") of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL UTILITIES FUND, AIM GROWTH FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND and AIM WEINGARTEN FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT and AIM TAX-FREE INTERMEDIATE FUND), the "Multiple Class Funds," may be purchased at their respective net asset value plus a sales charge as indicated below, except that Class A shares of AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without a sales charge and Class B shares (the "Class B shares") and Class C shares ("Class C shares") of the Multiple Class Funds are sold at net asset value subject to a contingent deferred sales charge payable upon certain redemptions. These contingent deferred sales charges are described under the caption "How to Redeem
Shares -- Multiple Distribution System." Securities dealers and other persons entitled to receive compensation for selling or servicing shares of a Multiple Class Fund may receive different compensation for selling or servicing one particular class of shares over another class in the same Multiple Class Fund. Factors an investor should consider prior to purchasing Class A, Class B or Class C shares (or, if applicable, AIM Cash Reserve Shares) of a Multiple Class Fund are described below under "Special Information Relating to Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. As described below, the sales charge otherwise applicable to a purchase of shares of a fund may be reduced if certain conditions are met. In order to take advantage of a reduced sales charge, the prospective investor or his dealer must advise AIM Distributors that the conditions for obtaining a reduced sales charge have been met. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value." The following tables show the sales charge and dealer concession at various investment levels for the AIM Funds.

                                                                       MCF-02/98

SALES CHARGES AND DEALER CONCESSIONS

  GROUP I. Certain AIM Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds include Class A shares of each of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL UTILITIES FUND, AIM GROWTH FUND, AIM INTERNATIONAL EQUITY FUND, AIM MONEY MARKET FUND, AIM VALUE FUND and AIM WEINGARTEN FUND.

                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
        SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
              Less than $   25,000                   5.50%          5.82%        4.75%
 $ 25,000 but less than $   50,000                   5.25           5.54         4.50
 $ 50,000 but less than $  100,000                   4.75           4.99         4.00
 $100,000 but less than $  250,000                   3.75           3.90         3.00
 $250,000 but less than $  500,000                   3.00           3.09         2.50
 $500,000 but less than $1,000,000                   2.00           2.04         1.60

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

  GROUP II. Certain AIM Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds are: the Class A shares of each of AIM ADVISOR REAL ESTATE FUND, AIM BALANCED FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM MUNICIPAL BOND FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT.

                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
        SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
              Less than $   50,000                   4.75%          4.99%        4.00%
 $ 50,000 but less than $  100,000                   4.00           4.17         3.25
 $100,000 but less than $  250,000                   3.75           3.90         3.00
 $250,000 but less than $  500,000                   2.50           2.56         2.00
 $500,000 but less than $1,000,000                   2.00           2.04         1.60

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/ or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

                                                                       MCF-02/98

  GROUP III. Certain AIM Funds are currently sold with a sales charge ranging from 1.00% to 0.50% of the offering price on purchases of less than $1,000,000. These AIM Funds are the Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND.

                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
        SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
              Less than $  100,000                   1.00%          1.01%        0.75%
 $100,000 but less than $  250,000                   0.75           0.76         0.50
 $250,000 but less than $1,000,000                   0.50           0.50         0.40

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions.

  ALL GROUPS OF AIM FUNDS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

  In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

  AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge, for all AIM Funds other than Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases. See "Contingent Deferred Sales Charge Program for Large Purchases." AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to 0.10% of such purchases of Class A shares of AIM LIMITED MATURITY TREASURY FUND, and in an amount up to 0.25% of such purchases of Class A shares of AIM TAX-FREE INTERMEDIATE FUND.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record on April 30, 1995 who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

                                                                       MCF-02/98

  TIMING OF PURCHASE ORDERS. Orders for the purchase of shares of an AIM Fund (other than AIM MONEY MARKET FUND, as described below) received prior to the close of the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close") on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. It is the responsibility of the dealer to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer's failure to submit an order within the prescribed time frame will be borne by that dealer. Please see "How to Purchase Shares -- Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

  An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  SPECIAL INFORMATION RELATING TO MULTIPLE CLASS FUNDS. The Multiple Class Funds currently offer two or more classes of shares through separate distribution systems (the "Multiple Distribution System"). Although each class of shares of a particular Multiple Class Fund represents an interest in the same portfolio of investments, each class is subject to a different distribution structure and, as a result, differing expenses. This Multiple Distribution System allows investors to select the class that is best suited to the investor's needs and objectives. In considering the options afforded by the Multiple Distribution System, investors should consider both the applicable initial sales charge or contingent deferred sales charge, as well as the ongoing expenses borne by each class of shares and other relevant factors, such as whether his or her investment goals are long-term or short-term.

     CLASS A SHARES are sold subject to the initial sales charges described above and are subject to the other fees and expenses described herein. Class A shares of AIM MONEY MARKET FUND are designed to meet the needs of an investor who wishes to establish a dollar cost averaging program, pursuant to which Class A shares an investor owns may be exchanged at net asset value for Class A shares of another Multiple Class Fund or shares of another AIM Fund which is not a Multiple Class Fund, subject to the terms and conditions described under the caption "Exchange Privilege -- Terms and Conditions of Exchanges."

     CLASS B SHARES are sold without an initial sales charge. Thus, the entire purchase price of Class B shares is immediately invested in Class B shares. Class B shares are subject, however, to Rule 12b-1 Plan payments of 1.00% per annum on the average daily net assets of a Multiple Class Fund attributable to Class B shares. See the discussion under the caption "Management -- Distribution Plans." In addition, Class B shares redeemed within six years from the date such shares were purchased are subject to a contingent deferred sales charge ranging from 5% for redemptions made within the first year to 1% for redemptions made within the sixth year. No contingent deferred sales charge will be imposed if Class B shares are redeemed after six years from the date such shares were purchased. Redemptions of Class B shares and associated charges are further described under the caption "How to Redeem Shares -- Multiple Distribution System."

     Class B shares will automatically convert into Class A shares of the same Multiple Class Fund (together with a pro rata portion of all Class B shares acquired through the reinvestment of dividends and distributions) eight years from the end of the calendar month in which the purchase of Class B shares was made. Following such conversion of their Class B shares, investors will be relieved of the higher Rule 12b-1 Plan payments associated with Class B shares. See "Management -- Distribution Plans."

     CLASS C SHARES are sold without an initial sales charge. Thus the entire purchase price of Class C shares is immediately invested in Class C shares. Class C shares are subject, however, to Rule 12b-1 Plan payments of 1.00% per annum on the average daily net assets of a Multiple Class Fund attributable to Class C shares. See the discussion under the caption "Management -- Distribution Plans." In addition, Class C shares redeemed within one year from the date such shares were purchased are subject to a 1.00% contingent deferred sales charge. No contingent deferred sales charge will be imposed if Class C shares are redeemed after one year from the date such shares were purchased. Redemptions of Class C shares and associated charges are further described under the caption "How to Redeem
     Shares -- Multiple Distribution System."

     AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without an initial sales charge and are not subject to a contingent deferred sales charge; however, they are subject to the other fees and expenses described in the prospectus for AIM MONEY MARKET FUND.

  TIMING OF PURCHASE, EXCHANGE AND REDEMPTION ORDERS (AIM MONEY MARKET FUND
ONLY). Orders for purchases, exchanges and redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon Eastern Time or NYSE Close on any business day of the Fund will be confirmed at the price next determined. Net asset value is normally determined at 12:00 noon Eastern Time and NYSE Close on each business day of AIM MONEY MARKET FUND.

                                                                       MCF-02/98

  SPECIAL INFORMATION RELATING TO AIM MONEY MARKET FUND AND AIM TAX-EXEMPT CASH FUND (THE "MONEY MARKET FUNDS"). Because each Money Market Fund uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of such funds will remain constant at $1.00 per share. However, there is no assurance that each Money Market Fund can maintain a $1.00 net asset value per share. In order to earn dividends with respect to AIM MONEY MARKET FUND on the same day that a purchase is made, purchase payments in the form of federal funds must be received by the Transfer Agent before 12:00 noon Eastern Time on that day. Purchases made by payments in any other form, or payments in the form of federal funds received after such time but prior to NYSE Close, will begin to earn dividends on the next business day following the date of purchase. The Money Market Funds generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.

  SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem
Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form. Please note that certificates will not be issued for shares held in prototype retirement plans.

  MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

REDUCTIONS IN INITIAL SALES CHARGES

  Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. Purchases of Class A shares of AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class B and Class C shares of the Multiple Class Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

  The term "purchaser" means:

  - an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) Plan (unless such 403(b) plan qualifies as the purchaser as defined below);

  - a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), provided that:

        a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the funds will not accept contributions submitted with respect to individual participants);

        b. each transmittal must be accompanied by a single check or wire transfer; and

        c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

  - a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
    Code) and 457 plans, although more than one beneficiary or participant is involved;

  - a Simplified Employee Pension ("SEP"), Salary Reduction and other Elective Simplified Employee Pension account ("SARSEP"), a Savings Incentive Match Plans for Employees IRA ("SIMPLE IRA") where the employer has notified AIM Distributors in writing that all of its related employee SEP, SARSEP or SIMPLE IRA accounts should be linked;

  - any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company; or

  - the discretionary advised accounts of A I M Advisors, Inc. ("AIM") or A I M Capital Management, Inc. ("AIM Capital").

  Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by vir-

                                                                       MCF-02/98
tue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.

  (1) LETTERS OF INTENT. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992. The LOI confirms such purchaser's intention as to the total investment to be made in shares of the AIM Funds (except for (i) Class A shares of AIM TAX-EXEMPT CASH FUND, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he understands and agrees to the terms of the LOI and is bound by the provisions described below.

  Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

  To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

  If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he must give written notice to AIM Distributors. If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

  (2) RIGHTS OF ACCUMULATION. A "purchaser," as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in shares of any of the AIM Funds (except for (i) Class A shares of AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) at the time of the proposed purchase. Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds (except for (i) Class A shares of AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) owned by such purchaser, calculated at their then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish AFS with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

  PURCHASES AT NET ASSET VALUE. Purchases of shares of any of the AIM Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and distributions from a fund (see "Dividends,

                                                                       MCF-02/98

Distributions and Tax Matters"); (b) exchanges of shares of certain other funds (see "Exchange Privilege"); (c) use of the reinstatement privilege (see "How to Redeem Shares"); or (d) a merger, consolidation or acquisition of assets of a fund.

  Shareholders of record of Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND on September 8, 1986, and shareholders of record of Class A shares of AIM CHARTER FUND on November 17, 1986, may purchase additional Class A shares of the particular AIM Fund(s) whose shares they owned on such date, at net asset value (without payment of a sales charge) for as long as they continuously own Class A shares of such AIM Fund(s) having a market value of at least $500. In addition, discretionary advised clients of any investment advisors whose clients held Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND on September 8, 1986, or who held Class A shares of AIM CHARTER FUND on November 17, 1986, and have held such Class A shares at all times subsequent to such date, may purchase Class A shares of the applicable AIM Fund(s) at the net asset value of such shares.

  The following persons may purchase shares of the AIM Funds through AIM Distributors without payment of an initial sales charge: (a) A I M Management Group Inc. ("AIM Management") and its affiliated companies; (b) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, of AIM Management or its affiliates or of certain mutual funds which are advised or managed by AIM, or any trust established exclusively for the benefit of such persons; (c) any employee benefit plan established for employees of AIM Management or its affiliates; (d) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, or of CIGNA Corporation or of any of its affiliated companies, or of First Data Investor Services Group (formerly The Shareholders Services Group, Inc.); (e) any investment company sponsored by CIGNA Investments, Inc. or any of its affiliated companies for the benefit of its directors' deferred compensation plans; (f) discretionary advised clients of AIM or AIM Capital; (g) registered representatives and employees of dealers who have entered into agreements with AIM Distributors (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the AIM Funds) and any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, provided that purchases at net asset value are permitted by the policies of such person's employer; (h) certain broker-dealers, investment advisers or bank trust departments that provide asset allocation, similar specialized investment services or investment company transaction services for their customers, that charge a minimum annual fee for such services, and that have entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such services; and (i) employees of Triformis Inc.

  In addition, shares of any AIM Fund may be purchased at net asset value, without payment of a sales charge, by pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code. Such plans will qualify for purchases at net asset value provided that (1) the total amount invested in the plan is at least $1,000,000, (2) the sponsor signs a $1,000,000 LOI, (3) such shares are purchased by an employer-sponsored plan with at least 100 eligible employees, or (4) all of the plan's transactions are executed through a single financial institution or service organization who has entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such accounts. Section 403(b) plans sponsored by public educational institutions will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees. Participants in such plans will be eligible for reduced sales charges based solely on the aggregate value of their individual investments in the applicable AIM Fund. PLEASE NOTE THAT TAX-EXEMPT FUNDS ARE NOT APPROPRIATE INVESTMENTS FOR SUCH PLANS. AIM Distributors may pay investment dealers or other financial service firms for share purchases of the Load Funds (as defined on page A-10 herein) sold at net asset value to an employee benefit plan in accordance with this paragraph as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases and up to 0.10% of the net asset value of any Class A shares of AIM LIMITED MATURITY TREASURY FUND sold at net asset value to an employee benefit plan in accordance with this paragraph.

  Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND may be deposited at net asset value, without payment of a sales charge, in G/SET series unit investment trusts, whose portfolios consist exclusively of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and stripped United States Treasury issued notes or bonds bearing no current interest ("Treasury Obligations"). Class A shares of such funds may also be purchased at net asset value by other unit investment trusts approved by the Board of Directors of AIM Equity Funds, Inc. Unit holders of such trusts may elect to invest cash distributions from such trusts in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, including: (a) distributions of any dividend income or other income received by such trusts; (b) distributions of any net capital gains received in respect of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and proceeds of the sale of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND used to redeem units of such trusts; and (c) proceeds from the maturity of the Treasury Obligations at the termination dates of such trusts. Prior to the termination dates of such trusts, a unit holder may invest the proceeds from the redemption or repurchase of his units in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, provided: (a) that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is effected within 30 days of such redemption or repurchase; and (b) that the unit holder or his dealer provides AIM Distributors with a letter which: (i) identifies the name, address and telephone number of the dealer who sold to the unit holder the units to be redeemed or repurchased; and (ii) states that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is being funded exclusively by the proceeds from the redemption or repurchase of units of such trusts.

                                                                       MCF-02/98

  FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."

--------------------------------------------------------------------------------

SPECIAL PLANS

  Except as noted below, each AIM Fund provides the special plans described below for the convenience of its shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

  Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.

  SYSTEMATIC WITHDRAWAL PLAN. Under a Systematic Withdrawal Plan, a shareholder who owns shares which are not subject to a contingent deferred sales charge, can arrange for monthly, quarterly or annual amounts (but not less than $50) to be drawn against the balance of his account in the designated AIM Fund. Shareholders who own shares subject to a contingent deferred sales charge, can only arrange for monthly or quarterly withdrawals under a Systematic Withdrawal Plan. Payment of this amount can be made on any day of the month the shareholder specifies, except the thirtieth or thirty-first day of each month in which a payment is to be made. A minimum account balance of $5,000 is required to establish a Systematic Withdrawal Plan, but there is no requirement thereafter to maintain any minimum investment. With respect to shares subject to a contingent deferred sales charge (all classes) no contingent deferred sales charge will be imposed on withdrawals made under a Systematic Withdrawal Plan, provided that the amounts withdrawn under such a plan do not exceed on an annual basis 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan. Systematic Withdrawal Plans with respect to shares subject to a contingent deferred sales charge that exceed on an annual basis 12% of such account will be subject to a contingent deferred sales charge on the amounts exceeding 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan.

  Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested in shares of the applicable AIM Fund by the Transfer Agent. To provide funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

  Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C Shares of the Multiple Class Funds and AIM Cash Reserve Shares of AIM MONEY MARKET FUND), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

  The Systematic Withdrawal Plan may be terminated at any time upon 10 days' prior notice to AFS. Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan. Each AIM Fund reserves the right to initiate a fee for each withdrawal (not to exceed its cost), but there is no present intent to do so.

  AUTOMATIC INVESTMENT PLAN. Shareholders who wish to make regular systematic investments may establish an Automatic Investment Plan. Under this plan each withdrawal is made from the shareholder's bank account in the amount specified by the shareholder (minimum $50 per investment, per account) and on a day or date(s) specified by the shareholder. The proceeds are invested in shares of the designated AIM Fund at the applicable offering price determined on the date of the withdrawal. An Automatic Investment Plan may be discontinued upon 10 days' prior notice to the Transfer Agent or AIM Distributors.

  AUTOMATIC DIVIDEND INVESTMENT PLAN. Shareholders may elect to have all dividends and distributions declared by an AIM Fund paid in cash or invested at net asset value, without payment of an initial sales charge, either in shares of the same AIM Fund or invested in shares of another AIM Fund. For each of the Multiple Class Funds, dividends and distributions attributable to Class A shares may be reinvested in Class A shares of the same fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund; dividends and distributions attributable to Class B shares may be reinvested in Class B shares of the same fund or in Class B shares of another Multiple Class Fund; dividends and distributions attributable to Class C shares may be reinvested in Class C shares of the same fund or in Class C shares of another Multiple Class Fund; and dividends and distributions attributable to AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be reinvested in additional shares of such fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund. See "Dividends, Distributions and


                                                                       MCF-02/98

Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one AIM Fund invested in shares of another AIM Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and
(c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another AIM Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An AIM Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.

  DOLLAR COST AVERAGING. Shareholders may elect to have a specified amount automatically exchanged, either monthly or quarterly (on or about the 10th or 25th day of the applicable month), from one of their accounts into one or more AIM Funds, subject to the terms and conditions described under the caption "Exchange Privilege -- Terms and Conditions of Exchanges." The account from which exchanges are to be made must have a value of at least $5,000 when a shareholder elects to begin this program, and the exchange minimum is $50 per transaction. All of the accounts that are part of this program must have identical registrations. The net asset value of shares purchased under this program may vary, and may be more or less advantageous than if shares were not exchanged automatically. There is no charge for entering the Dollar Cost Averaging program. Sales charges may apply, as described under the caption "Exchange Privilege."

  PROTOTYPE RETIREMENT PLANS. The AIM Funds (except for AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TAX-EXEMPT CASH FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT) have made the following prototype retirement plans available to corporations, individuals and employees of non-profit organizations and public schools: combination money-purchase/profit-sharing plans; 403(b) plans; IRA plans; Roth IRA plans; SARSEP plans; SEP plans; and SIMPLE IRA plans (collectively, "retirement accounts"). Information concerning these plans, including the custodian's fees and the forms necessary to adopt such plans, can be obtained by calling or writing the AIM Funds or AIM Distributors. Shares of the AIM Funds are also available for investment through existing 401(k) plans (for both individuals and employers) adopted under the Code. The plan custodian currently imposes an annual $10 maintenance fee with respect to each retirement account for which it serves as the custodian. This fee is generally charged in December. Each AIM Fund and/or the custodian reserve the right to change this maintenance fee and to initiate an establishment fee (not to exceed its cost).

                                                                       MCF-02/98

--------------------------------------------------------------------------------

EXCHANGE PRIVILEGE

  TERMS AND CONDITIONS OF EXCHANGES. Shareholders of the AIM Funds may participate in an exchange privilege as described below. The exchange privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. AIM Distributors acts as distributor for the AIM Funds, which represent a range of different investment objectives and policies. As set forth under the caption "Terms and Conditions of Purchase of the AIM
Funds -- Sales Charges and Dealer Concessions," shares of certain of the AIM Funds, including the Class A shares of the Multiple Class Funds, listed below and referred to herein as the "Load Funds," are sold at a public offering price that includes a maximum sales charge of 5.50% or 4.75% of the public offering price of such shares; Class A shares (or shares which normally involve the payment of initial sales charges) of certain of the AIM Funds, listed below and referred to herein as the "Lower Load Funds," are sold at a public offering price that includes a maximum sales charge of 1.00% of the public offering price of such shares; and Class A shares or shares of certain other funds, listed below and referred to herein as the "No Load Funds," are sold at net asset value, without payment of a sales charge.

                                LOAD FUNDS:                                  LOWER LOAD FUNDS:
                                ----------                                   -----------------
   AIM ADVISOR FLEX FUND --            AIM GLOBAL GROWTH                     AIM LIMITED MATURITY TREASURY FUND
     CLASS A                           FUND -- CLASS A                           -- CLASS A
   AIM ADVISOR INTERNATIONAL           AIM GLOBAL INCOME                       AIM TAX-FREE INTERMEDIATE FUND
     VALUE FUND -- CLASS A             FUND -- CLASS A                           -- CLASS A
   AIM ADVISOR LARGE CAP               AIM GLOBAL UTILITIES                  NO LOAD FUNDS:
     VALUE FUND -- CLASS A             FUND -- CLASS A                       --------------
   AIM ADVISOR MULTIFLEX               AIM GROWTH FUND -- CLASS A            AIM MONEY MARKET FUND
     FUND -- CLASS A                   AIM HIGH INCOME MUNICIPAL                 -- AIM CASH RESERVE SHARES
   AIM ADVISOR REAL ESTATE               FUND -- CLASS A                       AIM TAX-EXEMPT CASH FUND -- CLASS A
     FUND -- CLASS A                   AIM HIGH YIELD FUND -- CLASS A
   AIM AGGRESSIVE GROWTH               AIM INCOME FUND -- CLASS A
     FUND -- CLASS A                   AIM INTERMEDIATE GOVERNMENT
   AIM ASIAN GROWTH FUND -- CLASS A    FUND -- CLASS A
   AIM BALANCED FUND -- CLASS A        AIM INTERNATIONAL EQUITY
   AIM BLUE CHIP FUND -- CLASS A       FUND -- CLASS A
   AIM CAPITAL DEVELOPMENT             AIM MONEY MARKET
     FUND -- CLASS A                   FUND -- CLASS A
   AIM CHARTER FUND -- CLASS A         AIM MUNICIPAL BOND
   AIM CONSTELLATION                   FUND -- CLASS A
     FUND -- CLASS A                   AIM TAX-EXEMPT BOND FUND
   AIM EUROPEAN DEVELOPMENT            OF CONNECTICUT -- CLASS A
     FUND -- CLASS A                   AIM VALUE FUND -- CLASS A
   AIM GLOBAL AGGRESSIVE GROWTH        AIM WEINGARTEN FUND -- CLASS A
     FUND -- CLASS A

  Shares of any AIM Fund may be exchanged for shares of any other AIM Fund on the terms described on the chart below, except that (i) Load Fund share purchases of $1,000,000 or more which are subject to a contingent deferred sales charge may not be exchanged for Lower Load Funds or for AIM TAX-EXEMPT CASH FUND; (ii) LOWER LOAD FUND SHARE PURCHASES OF $1,000,000 OR MORE AND AIM Cash Reserve Shares of AIM MONEY MARKET FUND and AIM TAX-EXEMPT CASH FUND PURCHASES MAY BE EXCHANGED FOR LOAD FUND SHARES IN AMOUNTS OF $1,000,000 OR MORE WHICH WILL THEN BE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE; HOWEVER, FOR PURPOSES OF CALCULATING THE CONTINGENT DEFERRED SALES CHARGE ON THE LOAD FUND SHARES ACQUIRED, THE 18-MONTH PERIOD SHALL BE COMPUTED FROM THE DATE OF SUCH EXCHANGE; (iii) Class A shares may be exchanged for Class A shares, (iv) Class B shares may be exchanged only for Class B shares; (v) Class C shares may only be exchanged for Class C shares; and (vi) AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be exchanged for Class A shares of AIM MONEY MARKET FUND or for Class B or Class C shares.

                                                                       MCF-02/98

  DEPENDING UPON THE FUND FROM WHICH AND INTO WHICH AN EXCHANGE IS BEING MADE, SHARES BEING ACQUIRED IN AN EXCHANGE MAY BE ACQUIRED AT THEIR OFFERING PRICE OR AT THEIR NET ASSET VALUE (WITHOUT PAYMENT OF A SALES CHARGE) AS SET FORTH IN THE TABLE BELOW FOR SHARES INITIALLY PURCHASED PRIOR TO MAY 1, 1994:

                                                                                                      MULTIPLE CLASS FUNDS:
                                                            LOWER LOAD              NO LOAD       ------------------------------
      FROM:                 TO: LOAD FUNDS                     FUNDS                 FUNDS           CLASS B         CLASS C
      -----                 --------------            -----------------------  -----------------  --------------  --------------
Load Funds.......  Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable

Lower Load         Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
  Funds..........
No Load Funds....  Offering Price if No Load shares   Net Asset Value if No    Net Asset Value    Not Applicable  Not Applicable
                   were directly purchased. Net       Load shares were
                   Asset Value if No Load shares      acquired upon exchange
                   were acquired upon exchange of     of shares of any Load
                   shares of any Load Fund or any     Fund or any Lower Load
                   Lower Load Fund.                   Fund; otherwise,
                                                      Offering Price.
Multiple Class
  Funds:
  Class B........  Not Applicable                     Not Applicable           Not Applicable     Net Asset Value Not Applicable

  FOR SHARES INITIALLY PURCHASED ON OR AFTER MAY 1, 1994, THE FOREGOING TABLE IS REVISED AS FOLLOWS:
Load Funds.......  Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
Lower Load         Net Asset Value if shares were     Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
  Funds..........  acquired upon exchange of any
                   Load Fund. Otherwise, difference
                   in sales charge will apply.
No Load Funds....  Offering Price if No Load shares   Net Asset Value if No    Net Asset Value    Not Applicable  Not Applicable
                   were directly purchased. Net       Load shares were
                   Asset Value if No Load shares      acquired upon exchange
                   were acquired upon exchange of     of shares of any Load
                   shares of any Load Fund.           Fund or any Lower Load
                   Difference in sales charge will    Fund; otherwise, Of-
                   apply if No Load shares were       fering Price.
                   acquired upon exchange of Lower
                   Load Fund shares.
Multiple Class
  Funds:
  Class B........  Not Applicable                     Not Applicable           Not Applicable     Net Asset Value Not Applicable
  Class C........  Not Applicable                     Not Applicable           Not Applicable     Not Applicable  Net Asset Value

  An exchange is permitted only in the following circumstances: (a) if the funds offer more than one class of shares, the exchange must be between the same class of shares (e.g., Class A, Class B and Class C shares of a Multiple Class Fund cannot be exchanged for each other), except that AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be exchanged for Class A, Class B, or Class C shares of another Multiple Class Fund; (b) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the fund acquired through such exchange; (c) the shares of the fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (d) the exchange must be made between accounts having identical registrations and addresses; (e) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (f) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate Internal Revenue Service ("IRS") Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (g) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten business days, and all other shares are held in an account for at least one day, prior to the exchange; and
(h) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the AIM Funds.

  THE CURRENT PROSPECTUS OF EACH OF THE AIM FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

  THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.

  Shares of any AIM Fund (other than AIM MONEY MARKET FUND) to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received

                                                                       MCF-02/98
after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase, Exchange and Redemption Orders (AIM MONEY MARKET FUND only)" for information regarding the timing of exchange orders for AIM MONEY MARKET FUND. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends (See "Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

  EXCHANGES BY MAIL. Investors exchanging their shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of shares to be exchanged, and the names of the funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail, except those required for redemption of IRAs. See "How to Redeem Shares."

  EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

  EXCHANGES OF CLASS B AND CLASS C SHARES. A contingent deferred sales charge will not be imposed in connection with exchanges among Class B shares or among Class C shares. For purposes of determining a shareholder's holding period of Class B or Class C shares in the calculation of the applicable contingent deferred sales charge, the period of time during which Class B or Class C shares were held prior to an exchange will be added to the holding period of the applicable Class B or Class C shares acquired in an exchange.

--------------------------------------------------------------------------------

HOW TO REDEEM SHARES

  Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. Although a contingent deferred sales charge may be applicable to certain redemptions, as described below, there is no redemption fee imposed when shares are redeemed or repurchased; however, dealers may charge service fees for handling repurchase transactions.

  MULTIPLE DISTRIBUTION SYSTEM. Class B shares. Class B shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less the applicable contingent deferred sales charge shown in the table below. No deferred sales charge will be imposed (i) on redemptions of Class B shares following six years from the date such shares were purchased, (ii) on Class B shares acquired through reinvestments of dividends and distributions attrib-
                                                                       MCF-02/98
utable to Class B shares or (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class B shares.

  YEAR                                                 CONTINGENT DEFERRED
 SINCE                                                   SALES CHARGE AS
PURCHASE                                               % OF DOLLAR AMOUNT
  MADE                                                  SUBJECT TO CHARGE
--------                                               -------------------
First......................................................          5%
Second.....................................................          4%
Third......................................................          3%
Fourth.....................................................          3%
Fifth......................................................          2%
Sixth......................................................          1%
Seventh and Following......................................         None

  In determining whether a contingent deferred sales charge is applicable, it will be assumed that a redemption is made first, of any shares held in the shareholder's account that are not subject to such charge; second, of shares derived from reinvestment of dividends and distributions; third, of shares held for more than six years from the date such shares were purchased; and fourth, of shares held less than six years from the date such shares were purchased. The applicable sales charge will be applied against the lesser of the current market value of shares redeemed or their original cost.

  Class C Shares. Class C shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less a 1% contingent deferred sales charge. No deferred sales charge will be imposed
(i) on redemptions of Class C shares following one year from the date such shares were purchased; (ii) on Class C shares acquired through reinvestment of dividends and distributions attributable to Class C shares; (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class C shares; (iv) on redemptions of additional purchases of shares of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, and AIM ADVISOR REAL ESTATE FUND, by shareholders of record on April 30, 1995 of these funds (shareholders whose broker/dealers maintain a single omnibus account with the Transfer Agent on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995 from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996).

  Waivers. Contingent deferred sales charges on Class B and Class C shares will be waived on redemptions (1) following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust (provided AIM Distributors is notified of such death or post-purchase disability at the time of the redemption request and is provided with satisfactory evidence of such death or post-purchase disability), (2) in connection with certain distributions from individual retirement accounts, custodial accounts maintained pursuant to Code Section 403(b), deferred compensation plans qualified under Code Section 457 and plans qualified under Code Section 401 (collectively, "Retirement Plans"), (3) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class B or Class C shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan, (4) effected pursuant to the right of a Multiple Class Fund to liquidate a shareholder's account if the aggregate net asset value of shares held in the account is less than the designated minimum account size described in the prospectus of such Multiple Class Fund, (5) effected by AIM of its investment in Class B or Class C shares and (6) of Class C shares where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payment otherwise payable to the dealer described in the fifth paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds."

  Waiver category (1) above applies only to redemptions of Class B or Class C shares held at the time of death or initial determination of post-purchase disability.

  Waiver category (2) above applies only to redemptions resulting from:

          (i) required minimum distributions to plan participants or beneficiaries who are age 70-1/2 or older, and only with respect to that portion of such distributions which does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund;

          (ii) in kind transfers of assets where the participant or beneficiary notifies AIM Distributors of such transfer no later than the time such transfer occurs;

          (iii) tax-free rollovers or transfers of assets to another Retirement Plan invested in Class B or Class C shares of one or more Multiple Class Funds;

          (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and

          (v) distributions upon the death or disability (as defined in the Code) of the participant or beneficiary.
                                                                       MCF-02/98

  CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES. Except for purchases of Class B and Class C shares of a Multiple Class Fund and purchases of shares of the No Load Funds and Lower Load Funds, A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES TO PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN 18 MONTHS OF THE DATE OF PURCHASE. For a description of the AIM Funds participating in this program, see "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." This charge will be 1% of the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gain distributions) or the total original cost of such shares. In determining whether a contingent deferred sales charge is payable, and the amount of any such charge, shares not subject to the contingent deferred sales charge are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase. No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 18 months of the date the shares were originally purchased. For purposes of computing this 18-MONTH PERIOD (i) shares of any Load Fund or AIM Cash Reserve Shares of AIM MONEY MARKET FUND which were acquired through an exchange of shares which previously were subject to the 1% contingent deferred sales charge will be credited with the period of time such exchanged shares were held, and (ii) shares of any Load Fund which are subject to the 1% contingent deferred sales charge and which were acquired through an exchange of shares of a Lower Load Fund or a No Load Fund which previously were not subject to the 1% contingent deferred sales charge will not be credited with the period of time such exchanged shares were held. The charge will be waived in the following circumstances: (1) redemptions of shares by employee benefit plans ("Plans") qualified under Sections 401 or 457 of the Code, or Plans created under Section 403(b) of the Code and sponsored by nonprofit organizations as defined under Section 501(c)(3) of the Code, where shares are being redeemed in connection with employee terminations or withdrawals, and (a) the total amount invested in a Plan is at least $1,000,000, (b) the sponsor of a Plan signs a letter of intent to invest at least $1,000,000 in one or more of the AIM Funds, or (c) the shares being redeemed were purchased by an employer-sponsored Plan with at least 100 eligible employees; provided, however, that Plans created under Section 403(b) of the Code which are sponsored by public educational institutions shall qualify under (a), (b) or (c) above on the basis of the value of each Plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the Plan or on the number of eligible employees;
(2) redemptions of shares following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust; (3) redemptions of shares purchased at net asset value by private foundations or endowment funds where the initial amount invested was at least $1,000,000; (4) redemptions of shares purchased by an investor in amounts of $1,000,000 or more where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payments otherwise payable to the dealer as described in the third paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds"; and (5) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class A shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan.

  REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the Fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnerships, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

  In addition to these requirements, shareholders who have invested in a fund to establish an IRA, should include the following information along with a written request for either partial or full liquidation of fund shares: (a) a statement as to whether or not the shareholder has attained age 59-1/2; and (b) a statement as to whether or not the shareholder elects to have federal income tax withheld from the proceeds of the liquidation.

  REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in his account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information; and (e) the proceeds of the redemption do not exceed $50,000. Accounts in AIM Distributors' prototype retirement plans (such as IRA and IRA/SEP) or 403(b) plans are not eligible for the telephone redemption option. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be gen-
                                                                       MCF-02/98
uine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

  EXPEDITED REDEMPTIONS (AIM MONEY MARKET FUND ONLY). If a redemption order is received prior to 11:30 a.m. Eastern Time, the redemption will be effective on that day and AIM MONEY MARKET FUND will endeavor to transmit payment on that same business day. If the redemption order is received after 11:30 a.m. and prior to NYSE Close, the redemption will be made at the next determined net asset value and payment will generally be transmitted on the next business day.

  REDEMPTIONS BY CHECK (AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND). After completing the appropriate authorization form, shareholders may use checks to effect redemptions from AIM TAX-EXEMPT CASH FUND and the AIM Cash Reserve Shares of AIM MONEY MARKET FUND. This privilege does not apply to retirement accounts or qualified plans. Checks may be drawn in any amount of $250 or more. Checks drawn against insufficient shares in the account, against shares held less than ten business days, or in amounts of less than the applicable minimum will be returned to the payee. The payee of the check may cash or deposit it in the same way as an ordinary bank check. When a check is presented to the Transfer Agent for payment, the Transfer Agent will cause a sufficient number of shares of such fund to be redeemed to cover the amount of the check. Shareholders are entitled to dividends on the shares redeemed through the day on which the check is presented to the Transfer Agent for payment.

  TIMING AND PRICING OF REDEMPTION ORDERS. Shares of the various AIM Funds (other than AIM MONEY MARKET FUND) are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent, except that shares that are subject to a contingent deferred sales charge, may be subject to the imposition of deferred sales charges that will be deducted from the redemption proceeds. See "Multiple Distribution System" and "Contingent Deferred Sales Charge Program for Large Purchases." Orders for the redemption of shares received in proper form prior to NYSE Close on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. Redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon or NYSE Close on any business day of the Fund will be confirmed at the price next determined. It is the responsibility of the dealer to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.

  Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

  SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner; (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions; and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.

  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the Securities and Exchange Commission ("SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed

                                                                       MCF-02/98
the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.

  REINSTATEMENT PRIVILEGE (CLASS A SHARES ONLY). Within 90 days of a redemption, a shareholder may invest all or part of the redemption proceeds in Class A shares of any AIM Fund at the net asset value next computed after receipt by the Transfer Agent of the funds to be reinvested; provided, however, if the redemption was made from Class A shares of either AIM LIMITED MATURITY TREASURY FUND or AIM TAX-FREE INTERMEDIATE FUND, the reinvested proceeds will be subject to the difference in sales charge between the shares redeemed and the shares the proceeds are reinvested in. The shareholder must ask the Transfer Agent for such privilege at the time of reinvestment. A realized gain on the redemption is taxable, and reinvestment may alter any capital gains payable. If there has been a loss on the redemption and shares of the same fund are repurchased, all of the loss may not be tax deductible, depending on the timing and amount reinvested. Under the Code, if the redemption proceeds of fund shares on which a sales charge was paid are reinvested in (or exchanged for) shares of another AIM Fund at a reduced sales charge within 90 days of the payment of the sales charge, the shareholder's basis in the fund shares redeemed may not include the amount of the sales charge paid, thereby reducing the loss or increasing the gain recognized from the redemption; however, the shareholder's basis in the fund shares purchased will include the sales charge. Each AIM Fund may amend, suspend or cease offering this privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. This privilege may only be exercised once each year by a shareholder with respect to each AIM Fund.

  Shareholders who are assessed a contingent deferred sales charge in connection with the redemption of Class A shares and who subsequently reinvest a portion or all of the value of the redeemed shares in Class A shares of any AIM Fund within 90 days after such redemption may do so at net asset value if such privilege is claimed at the time of reinvestment. Such reinvested proceeds will not be subject to either a front-end sales charge at the time of reinvestment or an additional contingent deferred sales charge upon subsequent redemption. In order to exercise this reinvestment privilege, the shareholder must notify the Transfer Agent of his or her intent to do so at the time of reinvestment. This reinvestment privilege does not apply to Class B or Class C shares.

--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE

  The net asset value per share (or share price) of each AIM Fund is determined as of 4:00 p.m. Eastern Time (12:00 noon Eastern Time and NYSE Close with respect to AIM MONEY MARKET FUND), on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an AIM Fund's share will be determined as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the Money Market Funds, are valued at amortized cost as reflecting fair value. AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT and AIM TAX-FREE INTERMEDIATE FUND value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund.

                                                                       MCF-02/98

--------------------------------------------------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

  Each AIM Fund's policy regarding the payment of dividends and distributions is set forth below.

                                                                                DISTRIBUTIONS    DISTRIBUTIONS
                                                                                   OF NET           OF NET
                                                    DIVIDENDS FROM                REALIZED         REALIZED
                                                    NET INVESTMENT               SHORT-TERM        LONG-TERM
                   FUND                                 INCOME                  CAPITAL GAINS    CAPITAL GAINS
                   ----                             --------------              -------------    -------------
AIM ADVISOR FLEX FUND.....................  declared and paid quarterly       quarterly          annually
AIM ADVISOR INTERNATIONAL VALUE FUND......  declared and paid annually        annually           annually
AIM ADVISOR LARGE CAP VALUE FUND..........  declared and paid quarterly       quarterly          annually
AIM ADVISOR MULTIFLEX FUND................  declared and paid quarterly       quarterly          annually
AIM ADVISOR REAL ESTATE FUND..............  declared and paid quarterly       quarterly          annually
AIM AGGRESSIVE GROWTH FUND................  declared and paid annually        annually           annually
AIM ASIAN GROWTH FUND.....................  declared and paid annually        annually           annually
AIM BALANCED FUND.........................  declared and paid quarterly       annually           annually
AIM BLUE CHIP FUND........................  declared and paid annually        annually           annually
AIM CAPITAL DEVELOPMENT FUND..............  declared and paid annually        annually           annually
AIM CHARTER FUND..........................  declared and paid quarterly       annually           annually
AIM CONSTELLATION FUND....................  declared and paid annually        annually           annually
AIM EUROPEAN DEVELOPMENT FUND.............  declared and paid annually        annually           annually
AIM GLOBAL AGGRESSIVE GROWTH FUND.........  declared and paid annually        annually           annually
AIM GLOBAL GROWTH FUND....................  declared and paid annually        annually           annually
AIM GLOBAL INCOME FUND....................  declared daily; paid monthly      annually           annually
AIM GLOBAL UTILITIES FUND.................  declared daily; paid monthly      annually           annually
AIM GROWTH FUND...........................  declared and paid annually        annually           annually
AIM HIGH INCOME MUNICIPAL FUND............  declared daily; paid monthly      annually           annually
AIM HIGH YIELD FUND.......................  declared daily; paid monthly      annually           annually
AIM INCOME FUND...........................  declared daily; paid monthly      annually           annually
AIM INTERMEDIATE GOVERNMENT FUND..........  declared daily; paid monthly      annually           annually
AIM INTERNATIONAL EQUITY FUND.............  declared and paid annually        annually           annually
AIM LIMITED MATURITY TREASURY FUND........  declared daily; paid monthly      annually           annually
AIM MONEY MARKET FUND.....................  declared daily; paid monthly      at least annually  annually
AIM MUNICIPAL BOND FUND...................  declared daily; paid monthly      annually           annually
AIM TAX-EXEMPT BOND FUND OF CONNECTICUT...  declared daily; paid monthly      annually           annually
AIM TAX-EXEMPT CASH FUND..................  declared daily; paid monthly      at least annually  annually
AIM TAX-FREE INTERMEDIATE FUND............  declared daily; paid monthly      annually           annually
AIM VALUE FUND............................  declared and paid annually        annually           annually
AIM WEINGARTEN FUND.......................  declared and paid annually        annually           annually

  In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods.

  All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to a class are reinvested in additional shares of such class, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in like shares of another Multiple Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or the dividend portion thereof, in cash, or to invest such dividends and distributions in shares of another fund in the AIM Funds; provided that (i) dividends and distributions attributable to Class B shares may only be reinvested in Class B shares, (ii) dividends and distributions attributable to Class C shares may only be reinvested in Class C shares (iii) dividends and distributions attributable to Class A shares may not be reinvested in Class B or Class C shares, and (iv) dividends and distributions attributable to the AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be reinvested in the Class A shares of that Fund or in any Class B or Class C shares. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another AIM Fund. Such reinvestments into the AIM Funds are not subject to sales charges, and shares so purchased are automatically credited to the account of the shareholder.

  Dividends on Class B and Class C shares are expected to be lower than those for Class A shares or AIM Cash Reserve Shares because of higher distribution fees paid by Class B and Class C shares. Dividends on all shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such

                                                                       MCF-02/98
payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

TAX MATTERS

  Each AIM Fund has qualified and intends to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income taxes on net investment income and capital gains that are distributed to shareholders. Each fund, for purposes of determining taxable income, distribution requirements and other requirements of Subchapter M, is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses and each fund must individually comply with all of the provisions of the Code which are applicable to its operations.

  TAX TREATMENT OF DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute substantially all of its net investment income and net realized capital gains to its shareholders, it is not expected that any such fund will be required to pay any federal income tax. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid the imposition of a non-deductible 4% excise tax calculated as a percentage of certain undistributed amounts of taxable ordinary income and capital gain net income. Nevertheless, shareholders normally are subject to federal income taxes, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional shares of a fund, except for tax-exempt dividends paid by AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, and AIM TAX-FREE INTERMEDIATE FUND (the "Tax-Exempt Funds") which are exempt from federal tax. Dividends paid by a fund (other than capital gain distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR REAL ESTATE FUND, AIM ASIAN GROWTH FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND or AIM TAX-FREE INTERMEDIATE FUND will qualify for this dividends received deduction. Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all distributions paid during the year. Certain dividends declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to shareholders during January of the following calendar year. No gain or loss will be recognized by shareholders upon the automatic conversion of Class B shares of a Multiple Class Fund into Class A shares of such Fund. With respect to tax-exempt shareholders, distributions from the Funds will not be subject to federal income taxation to the extent permitted under the applicable tax-exemption.

  For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.

  TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.

  Under existing provisions of the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends and distributions (other than exempt-interest dividends and capital gain dividends) and return of capital distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

  DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENT OF ADDITIONAL INFORMATION.

  TAX-EXEMPT FUNDS -- SPECIAL TAX INFORMATION. Shareholders will not be required to include the "exempt-interest" portion of dividends paid by the Tax-Exempt Funds in their gross income for federal income tax purposes. However, shareholders will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on their federal income tax returns. Moreover, exempt-interest dividends from the Tax-Exempt Funds may be subject to state income taxes, may give rise to a federal alternative minimum tax liability, may affect the amount of social security benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness of the shareholder, and may have other collateral federal income tax consequences. The Tax-Exempt Funds may invest in Municipal Securities the interest on which will constitute an item of tax preference and which therefore could give rise to a federal alternative minimum tax liability for shareholders, and may invest up to 20% of their net assets in such securities and

                                                                       MCF-02/98
other taxable securities. For additional information concerning the alternative minimum tax and certain collateral tax consequences of the receipt of exempt-interest dividends, see the Statements of Additional Information applicable to the Tax-Exempt Funds.

  The Tax-Exempt Funds may pay dividends to shareholders which are taxable, but will endeavor to avoid investments which would result in taxable dividends. The percentage of dividends which constitute exempt-interest dividends, and the percentage thereof (if any) which constitute an item of tax preference, will be determined annually. This percentage may differ from the actual percentages for any particular day.

  To the extent that dividends are derived from taxable investments or net realized short-term capital gains, they will constitute ordinary income for federal income tax purposes, whether received in cash or additional shares. Distributions of net long-term capital gains will be taxable as long-term capital gains, whether received in cash or additional shares, and regardless of the length of time a particular shareholder may have held his shares.

  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on Municipal Securities. If such a proposal were enacted, the ability of the Tax-Exempt Funds to pay exempt-interest dividends might be adversely affected.

  AIM INTERMEDIATE GOVERNMENT FUND and AIM LIMITED MATURITY TREASURY
FUND -- SPECIAL TAX INFORMATION. Certain states exempt from state income taxes dividends paid by mutual funds out of interest on U.S. Treasury and certain other U.S. government obligations, and investors should consult with their own tax advisors concerning the availability of such exemption.

  AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ASIAN GROWTH FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND AND AIM GLOBAL UTILITIES FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to shareholders credits for foreign taxes paid. If the fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders, and should note that if such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends.

--------------------------------------------------------------------------------

GENERAL INFORMATION

  CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the AIM Funds other than AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND, for which The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, serves as custodian. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as
Sub-Custodian for retail purchases of the AIM Funds.

  A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly owned subsidiary of AIM, serves as each AIM Fund's transfer agent and dividend payment agent.

  LEGAL COUNSEL. The law firm of Ballard Spahr Andrews & Ingersoll, LLP, Philadelphia, Pennsylvania, serves as counsel to the AIM Funds and passes upon legal matters.

  SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

  YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties. Many software systems in use today are unable to distinguish between the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers provide the AIM Funds and their shareholders.

  To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and phase (iii) has commenced. The Project is scheduled to be completed during the fourth quarter of 1998. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be reviewed to confirm Year 2000 compliance upon installation.
                                                                       MCF-02/98
                                      A-20

  OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                                                                       MCF-02/98

                                                                      APPENDIX A
--------------------------------------------------------------------------------

                     DESCRIPTION OF CORPORATE BOND RATINGS

  Investment grade debt securities are those rating categories indicated by an asterisk (*).

MOODY'S INVESTORS SERVICE, INC.'S CORPORATE BOND RATINGS ARE AS FOLLOWS:

  *Aaa -- Bonds which are rated 'Aaa' are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  *Aa -- Bonds which are rated 'Aa' are judged to be of high quality by all standards. Together with the 'Aaa' group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in 'Aaa' securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in 'Aaa' securities.

  *A -- Bonds which are rated 'A' possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

  *Baa -- Bonds which are rated 'Baa' are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Ba -- Bonds which are rated 'Ba' are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B -- Bonds which are rated 'B' generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Caa -- Bonds which are rated 'Caa' are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  Ca -- Bonds which are rated 'Ca' represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C -- Bonds which are rated 'C' are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from 'Aa' through 'B' in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD AND POOR'S RATINGS SERVICES CLASSIFICATIONS ARE AS FOLLOWS:

  *AAA -- Debt rated 'AAA' has the highest rating assigned by Standard & Poor's ("S&P"). Capacity to pay interest and repay principal is extremely strong.

  *AA -- Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

  *A -- Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

  *BBB -- Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher categories.

  BB, B, CCC, CC, C -- Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. 'BB' indicates the lowest degree of speculation and 'C' the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

  BB -- Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

  B -- Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

  CCC -- Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

  CC -- The rating 'CC' is typically applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

  C -- The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

  C1 -- The rating 'C1' is reserved for income bonds on which no interest is being paid.

  D -- Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

  PLUS (+) OR MINUS (-): The rating from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

                                                                      APPENDIX B
--------------------------------------------------------------------------------

               DESCRIPTION OF OBLIGATIONS ISSUED OR GUARANTEED BY
                 U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES

  The following list includes certain common securities, issued or guaranteed by U.S. Government Agencies or Instrumentalities and does not purport to be exhaustive.

  EXPORT-IMPORT BANK CERTIFICATES -- are certificates of beneficial interest and participation certificates issued and guaranteed by the Export-Import Bank of the United States.

  FEDERAL FARM CREDIT SYSTEM NOTES AND BONDS -- are bonds issued by a cooperatively owned, nationwide system of banks and associations supervised by the Farm Credit Administration, an independent agency of the U.S. Government.

  FEDERAL HOME LOAN BANK NOTES AND BONDS -- are notes and bonds issued by the Federal Home Loan Bank System.

  FHA DEBENTURES -- are debentures issued by the Federal Housing Authority of the U.S. Government.

  FHA INSURED NOTES -- are bonds issued by the Farmers Home Administration of the U.S. Government.

  FEDERAL HOME LOAN MORTGAGE CORPORATION ("FHLMC") BONDS -- are bonds issued and guaranteed by FHLMC, a corporate instrumentality of the U.S. Government. The Federal Home Loan Banks own all the capital stock of FHLMC, which obtains its funds by selling mortgages (as well as participation interests in the mortgages) and by borrowing funds through the issuance of debentures and otherwise.

  FHLMC PARTICIPATION CERTIFICATES OR "FREDDIE MACS" -- represent undivided interests in specified groups of conventional mortgage loans (and/or participation interests in those loans) underwritten and owned by FHLMC. At least 95% of the aggregate principal balance of the whole mortgage loans and/or participations in a group formed by FHLMC typically consists of single-family mortgage loans, and not more than 5% consists of multi-family loans. FHLMC Participation Certificates are not guaranteed by, and do not constitute a debt or obligation of, the U.S. Government or any Federal Home Loan Bank. FHLMC Participation Certificates are issued in fully registered form only, in original unpaid principal balances of $25,000, $100,000, $200,000, $500,000, $1 million and $5 million. FHLMC guarantees to each registered holder of a Participation Certificate, to the extent of such holder's pro rata share (i) the timely payment of interest accruing at the applicable certificate rate on the unpaid principal balance outstanding on the mortgage loans, and (ii) collection of all principal on the mortgage loans without any offset or deductions. Pursuant to these guaranties, FHLMC indemnifies holders of Participation Certificates against any reduction in principal by reason of charges for property repairs, maintenance, and foreclosure.

  FEDERAL NATIONAL MORTGAGE ASSOCIATION ("FNMA") BONDS -- are bonds issued and guaranteed by FNMA, a federally chartered and privately-owned corporation.

  FNMA PASS-THROUGH CERTIFICATES OR "FANNIE MAES" -- are mortgage pass-through certificates issued and guaranteed by FNMA. FNMA Certificates represent a fractional undivided ownership interest in a pool of mortgage loans either provided from FNMA's own portfolio or purchased from primary lenders. The mortgage loans included in the pool are conventional, insured by the Federal Housing Administration or guaranteed by the Veterans Administration. FNMA Certificates are not backed by, nor entitled to, the full faith and credit of the U.S. Government.

  Loans not provided from FNMA's own portfolio are purchased only from primary lenders that satisfy certain criteria developed by FNMA, including depth of mortgage origination experience, servicing experience and financial capacity. FNMA may purchase an entire loan pool from a single lender, and issue Certificates backed by that loan pool alone, or may package a pool made up of loans purchased from various lenders.

  Various types of mortgage loans, and loans with varying interest rates, may be included in a single pool, although each pool will consist of mortgage loans related to one-family or two-to-four family residential properties. Substantially all FNMA mortgage pools currently consist of fixed interest rate and growing equity mortgage loans, although FNMA mortgage pools may also consist of adjustable interest rate mortgage loans or other types of mortgage loans. Each mortgage loan must conform to FNMA's published requirements or guidelines with respect to maximum principal amount, loan-to-value ratio, loan term, underwriting standards and insurance coverage.

  All mortgage loans are held by FNMA as trustee pursuant to a trust indenture for the benefit of Certificate holders. The trust indenture gives FNMA responsibility for servicing and administering the loans in a pool. FNMA contracts with the lenders or other servicing institutions to perform all services and duties customary to the servicing of mortgages, as well as duties specifically prescribed by FNMA, all under FNMA supervision. FNMA may remove service providers for cause.

  The pass-through rate on FNMA Certificates is the lowest annual interest rate borne by an underlying mortgage loan in the pool, less a fee to FNMA as compensation for servicing and for FNMA's guarantee. Lenders servicing the underlying mortgage loans receive as compensation a portion of the fee paid to FNMA, the excess yields on pooled loans with coupon rates above the lowest rate borne by any mortgage loan in the pool and certain other amounts collected, such as late charges.

  The minimum size of a FNMA pool is $1 million of mortgage loans. Registered holders purchase Certificates in amounts not less than $25,000.

  FNMA Certificates are marketed by the servicing lender banks, usually through securities dealers. The lender of a single lender pool typically markets all Certificates based on that pool, and lenders of multiple lender pools market Certificates based on a pro rata interest in the aggregate pool. The amount of FNMA Certificates currently outstanding is limited.

  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION ("GNMA") CERTIFICATES OR "GINNIE MAES" -- are mortgage-backed securities which represent a partial ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Each mortgage loan included in the pool is either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled, and, after being approved by GNMA, is offered to investors through securities dealers. GNMA is a U.S. Government corporation within the Department of Housing and Urban Development.

  GNMA Certificates differ from bonds in that the principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA Certificates are called "modified pass-through" securities because they entitle the holder to receive its proportionate share of all interest and principal payments owed on the mortgage pool, net of fees paid to the issuer and GNMA, regardless of whether or not the mortgagor actually makes the payment. Payment of principal of and interest on GNMA Certificates of the "modified pass-through" type is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government.

  The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return on the greater part of principal invested far in advance of the maturity of the mortgages in the pool. Foreclosures impose little risk to principal investment because of the GNMA guarantee.

  As the prepayment rates of individual mortgage pools will vary widely, it is not possible to accurately predict the average life of a particular issue of GNMA Certificates. However, statistics published by the Federal Housing Authority indicate that the average life of a single-family dwelling mortgage with 25- to 30-year maturity, the type of mortgage which backs the vast majority of GNMA Certificates, is approximately 12 years. It is therefore customary practice to treat GNMA Certificates as 30-year mortgage-backed securities which prepay fully in the twelfth year.

  As a consequence of the fees paid to GNMA and the issuer of GNMA Certificates, the coupon rate of interest of GNMA Certificates is lower than the interest paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates.

  The yield which will be earned on GNMA Certificates may vary from their coupon rates for the following reasons: (i) Certificates may be issued at a premium or discount, rather than at par; (ii) Certificates may trade in the secondary market at a premium or discount after issuance; (iii) interest is earned and compounded monthly which has the effect of raising the effective yield earned on the Certificates; and (iv) the actual yield of each Certificate is affected by the prepayment of mortgages included in the mortgage pool underlying the Certificates and the rate at which principal so prepaid is reinvested. In addition, prepayment of mortgages included in the mortgage pool underlying a GNMA Certificate purchased at a premium may result in a loss to the Fund.

  Due to the large amount of GNMA Certificates outstanding and active participation in the secondary market by securities dealers and investors, GNMA Certificates are highly liquid instruments. Prices of GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment experience of the pool of mortgages backing each Certificate.

  GENERAL SERVICES ADMINISTRATION ("GSA") PARTICIPATION CERTIFICATES -- are participation certificates issued by the General Services Administration of the U.S. Government.

  MARITIME ADMINISTRATION BONDS -- are bonds issued and provided by the Department of Transportation of the U.S. Government.

  NEW COMMUNITIES DEBENTURES -- are debentures issued in accordance with the provisions of Title IV of the Housing and Urban Development Act of 1968, as supplemented and extended by Title VII of the Housing and Urban Development Act of 1970, the payment of which is guaranteed by the U.S. Government.

  PUBLIC HOUSING NOTES AND BONDS -- are short-term project notes and long-term bonds issued by public housing and urban renewal agencies in connection with programs administered by the Department of Housing and Urban Development of the U.S. Government, the payment of which is secured by the U.S. Government.

  SBA DEBENTURES -- are debentures fully guaranteed as to principal and interest by the Small Business Administration of the U.S. Government.

  SLMA DEBENTURES -- are debentures backed by the Student Loan Marketing Association.

  TITLE XI BONDS -- are bonds issued in accordance with the provisions of Title XI of the Merchant Marine Act of 1936, as amended, the payment of which is guaranteed by the U.S. Government.

  WASHINGTON METROPOLITAN AREA TRANSIT AUTHORITY BONDS -- are bonds issued by the Washington Metropolitan Area Transit Authority and are guaranteed by the Secretary of Transportation of the U.S. Government.

                            APPLICATION INSTRUCTIONS

  SOCIAL SECURITY OR TAXPAYER ID NUMBER. Investors should make sure that the social security number or taxpayer identification number (TIN) which appears in
Section 1 of the Application complies with the following guidelines:
--------------------------------------------------------------------------------

                                   GIVE SOCIAL SECURITY                                           GIVE TAXPAYER I.D.
        ACCOUNT TYPE                    NUMBER OF:                     ACCOUNT TYPE                   NUMBER OF:
      Individual              Individual                       Trust, Estate, Pension        Trust, Estate, Pension
                                                               Plan Trust                    Plan Trust and not
                                                                                             personal TIN of fiduciary

      Joint Individual        First individual listed in the
                              "Account Registration" portion
                              of the Application

      Unif. Gifts to          Minor                            Corporation, Partnership,     Corporation, Partnership,
      Minors/Unif.                                             Other Organization            Other Organization
      Transfers to Minors

      Legal Guardian          Ward, Minor or
                              Incompetent

      Sole Proprietor         Owner of Business                Broker/Nominee                Broker/Nominee

--------------------------------------------------------------------------------

  Applications without a certified TIN will not be accepted unless the applicant is a nonresident alien, foreign corporation or foreign partnership and has attached a completed IRS Form W-8.

  BACKUP WITHHOLDING. Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a TIN and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

  (1) the investor fails to furnish a correct TIN to the Fund, or

  (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

  (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

  (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

  (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting and such entities should check the box "Exempt from Backup Withholding" on the Application. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

- a corporation
- an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)
- the United States or any of its agencies or instrumentalities
- a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities
- a foreign government or any of its political subdivisions, agencies or instrumentalities
- an international organization or any of its agencies or instrumentalities
- a foreign central bank of issue
- a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.
- a futures commission merchant registered with the Commodity Futures Trading Commission
- a real estate investment trust
- an entity registered at all times during the tax year under the Investment Company Act of 1940
- a common trust fund operated by a bank under Section 584(a)
- a financial institution
- a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List
- a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.
NOTE: Section references are to sections of the Code.

  IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

                                                                   MCF-02/98

  NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to appropriate withholding as described in the Prospectus under "Dividends, Distributions and Tax Matters."

  SPECIAL INFORMATION REGARDING TELEPHONE EXCHANGE PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "Exchange Privilege -- Exchanges by Mail").

  SPECIAL INFORMATION REGARDING TELEPHONE REDEMPTION PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "How to Redeem
Shares -- Redemptions by Mail").

                                                                   MCF-02/98

      [AIM LOGO APPEARS HERE]   THE AIM FAMILY OF FUNDS--Registered Trademark--

      Investment Advisor
      A I M Advisors, Inc.
      11 Greenway Plaza, Suite 100
      Houston, TX 77046-1173

      Transfer Agent
      A I M Fund Services, Inc.
      P.O. Box 4739
      Houston, Texas 77210-4739

      Custodian
      State Street Bank and Trust Company
      225 Franklin Street
      Boston, MA 02110

      Principal Underwriter
      A I M Distributors, Inc.
      P.O. Box 4739
      Houston, TX 77210-4739

      Independent Accountants
      KPMG Peat Marwick LLP
      700 Louisiana
      Houston, TX 77002

      For more complete information about any other Fund in The AIM
      Family of Funds--Registered Trademark--, including charges and expenses, please call (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.

      GLO-PRO-1

                                   APPENDIX IV
              AIM INTERNATIONAL EQUITY FUND DISCUSSION AND ANALYSIS

             Reproduced below is a discussion of the performance of AIM International Equity Fund for the six-month period ended April 30, 1998, that was prepared by its officers and A I M Advisors, Inc. and included in its Semiannual Report dated April 30, 1998.

EUROPEAN MARKETS CONTINUE TO DOMINATE INTERNATIONAL EQUITIES

A roundtable discussion with the Fund management team for AIM International Equity Fund about the six-month reporting period ended April 30, 1998.


Q: HOW DID THE FUND PERFORM DURING THE SIX-MONTH REPORTING PERIOD?

A: The Fund posted another impressive period of performance. Total return was 17.27% for Class A shares, 16.78% for Class B shares, and 16.84% for Class C shares for the six-month period ended April 30, 1998. The Fund's performance surpassed both the Morgan Stanley Capital International (MSCI) Europe, Australia and Far East Index (EAFE) of foreign stocks gain of 15.44% during the reporting period and the Lipper International Fund Index advance of 16.53%.

Q: WHAT ACCOUNTED FOR THE FUND'S STRONG PERFORMANCE DURING THE PAST SIX MONTHS?

A: The impressive performance by European stocks was the story among international equities during the past six months. European markets continued to rise dramatically as markets there comprised all of the 10 to-performing international markets during the six-month period ended April 30, 1998. Spain led the way with an astounding 54.57% return, followed by Portugal with a 52.89% advance. Furthermore, all of the Fund's top 10 holdings were European companies. Almost 75% of the Fund's portfolio was invested in European equities at the end of the reporting period, a figure that is unlikely to increase.

Q: WHY DID EUROPEAN MARKETS PERFORM SO WELL DURING THE REPORTING PERIOD?

A: The European Economic and Monetary Union, or EMU, is scheduled to begin on January 1, 1999. In order to qualify for the EMU, European nations must adopt strict budgetary guidelines and improve their finances. This process has lowered interest rates and kept inflation - the thief of wealth - at bay. With 11 countries expected to join the EMU next year, this economic restructuring has triggered a bull market never before seen in Europe.

Q: WERE THERE ANY OTHER FACTORS DRIVING THE EUROPEAN MARKETS?

A: We believe there were four fundamental, long-term themes that fueled this incredible rally in Europe: privatization of state-run companies, increased economic freedoms in Eastern Europe, corporate restructuring, and the growth of investing in European markets.
     Many state-run companies and industries have moved into private hands, such as Telecom Italia S.p.A. and Portugal Telecom, two large holdings in the Fund's portfolio. Additionally, the economic freedoms in Eastern Europe have created a new market of consumers and sparked a wave of entrepreneurial efforts in the former Communist Bloc countries. Once capitalism is planted it can grow very quickly, and we have seen this since the fall of the Berlin Wall. The restructuring by "Corporate Europe" has made companies leaner and more globally competitive. We have seen immediate results of this restructuring as European earnings growth continued to be strong during the reporting period. Finally, thousands of Europeans have discovered the wonders of investing in equities. As money has flowed into European markets, the markets themselves have become larger and more liquid than ever before.

Q: HOW WAS THE FUND'S ASSETS DISTRIBUTED THROUGHOUT THE REST OF THE WORLD?

A: With approximately three-quarters of the Fund now positioned in Europe, there's not much else to spread around the globe. The Fund finished the reporting period with 7.4% of its net assets in Japan, 4.0% in Asia and Australia, and 7.7% in Latin America. These three regions were decimated by the "Asian Flu" last fall and have been slow to recover. In the first quarter, many of the Asian markets did bounce off their bottoms, some as much as 40%, but keep in mind they were coming off very low levels. What occurred in the last quarter of 1997 was devastating to those fragile emerging markets, and we believe it's going to take quite some time for Asia to recover fully from the economic crisis of last autumn.



                              Appendix IV - page 1

Q: WHY IS JAPAN IN SUCH AN ECONOMIC MALAISE?

A: Although it seems apparent to the rest of the world that real economic reform is needed in Japan, the Japanese government has been extremely reluctant to institute any fiscal stimulus or tax cuts to get their economy moving. Until the government takes some real action to jump-start the economy, there is no real reason to be significantly weighted in Japan. We continue to own recognizable Japanese companies such as Honda Motor Company and Sony Corp., but the Japanese market has significantly underperformed the rest of the world for some time now. The Japanese market was off more than 10% during the reporting period.

Q: IN WHICH INDUSTRIES WAS THE FUND POSITIONED?

A: The Fund's largest industry position was major regional banks with almost 12.5% of net assets. Although one may not think of banking as a growth industry, we have seen excellent earnings growth in this industry, especially in Europe. Banking positions owned by the Fund included the Royal Bank of Canada, Switzerland's Credit Suisse Group, and France's Societe Generale.
     To no one's surprise during this age of communication breakthroughs, the telecommunications sector demonstrated strong earnings during the reporting period and commanded over 10% of the Fund's portfolio. The Fund was attracted to such wireless telecommunications companies as Finland's Nokia Oyj A.B. and Telecom Italia Mobile S.p.A. Finally, automobile companies comprised almost 4% of the portfolio with the French automaker Renault S.A. having the honor of being the Fund's largest single holding at 1.50% of the portfolio's assets.

Q: WHAT IS YOUR OUTLOOK FOR THE FUND IN THE NEAR TERM?

A: We are still very positive on Europe, and very cautious on the Pacific Rim. Conditions worldwide remain very good for equities, although it is unrealistic to expect continued equity returns of 20% or more. Things may continue to worsen in Asia before those markets experience a recovery, so we do not anticipate our Asian weightings to increase any time soon. In Europe, though, we believe there will continue to be faster earnings growth with better valuations than in the United States, because Europe's cash-to-price earnings, price-to-book, price-to-dividend, and P/E ratios all are lower than in the U.S. The economic outlook in Latin America seems positive as well, although the markets there struggled during the six-month reporting period.
     The economic indicators in the U.S. remain positive, and that is good for markets around the world because they often take their lead from the U.S. As long as we continue to see the combination of low inflation and low interest rates around the globe, the short-term outlook for global equities will remain promising.



                              Appendix IV - page 2

                                   APPENDIX V
                 AIM GLOBAL GROWTH FUND DISCUSSION AND ANALYSIS

             Reproduced below is a discussion of the performance of AIM Global Growth Fund for the six-month period ended April 30, 1998, that was prepared by its officers and A I M Advisors, Inc. and included in its Semiannual Report dated April 30, 1998.

EUROPEAN MARKETS AND U.S. BLUE CHIPS CONTINUE TO DOMINATE WORLD EQUITIES

A roundtable discussion with the Fund management team for AIM Global Growth Fund about the six-month reporting period ended April 30, 1998.

Q: HOW DID THE FUND PERFORM DURING THE SIX-MONTH REPORTING PERIOD?

A: The Fund posted another impressive period of performance. Total return was 18.81% for Class A shares, 18.49% for Class B shares, and 18.43% for Class C shares for the six-month period ended April 30, 1998. The Fund's performance was right in line with the Morgan Stanley Capital International (MSCI) World Index gain of 18.86% during the reporting period.

Q: WHAT ACCOUNTED FOR THE FUND'S STRONG PERFORMANCE DURING THE PAST SIX MONTHS?

A: The impressive performance by European stocks was the story among international equities during the past six months. European markets continued to rise dramatically as markets there comprised all of the 10 top-performing international markets during the six-month period ended April 30, 1998. Spain led the way with an astounding 54.57% return, followed by Portugal with a 52.89% advance. Furthermore, eight of the Fund's top 10 holdings were European companies. Almost 43% of the Fund's portfolio was invested in European equities at the end of the reporting period.
     In the United States, the stock market was still feeling the effects of the Asian currency crisis during the first three months of the reporting period. Markets were slow to recover from a significant drop in October, just before the reporting period began, as investors were concerned about the impact of the Asian currency devaluations on corporate profits around the globe.
     However, in the U.S. and most other developed countries, the economic fundamentals remained sound. While the economy grew at a brisk pace, inflation and interest rates - two forces that could potentially undermine corporate profits continued to be low. In this environment, the Dow Jones Industrial Average (DJIA) resumed its upward climb in late January and broke the 9000 point mark in April to set a record.

Q: IN THIS ENVIRONMENT, HOW DID LARGE-CAP STOCKS FARE?

A: When markets skyrocketed in the second half of the reporting period, large-cap stocks-particularly the stocks of the very largest companies, the so-called "mega caps"-led the charge. In the uncertain market environment created by the Asian currency crises, investors gravitated to the stocks of large, well-known companies such as General Electric Co., IBM, and Procter & Gamble Co., which were represented in the Fund's portfolio. Additionally, foreign investors were attracted to the equities of these large American companies with global reputations. Just over 34% of the Fund was positioned in the United States at the end of the reporting period.

Q: WHY DID EUROPEAN MARKETS PERFORM SO WELL DURING THE REPORTING PERIOD?

A: The European Economic and Monetary Union, or EMU, is scheduled to begin on January 1, 1999. In order to qualify for the EMU, European nations must adopt strict budgetary guidelines and improve their finances. This process has lowered interest rates and kept inflation-the thief of wealth-at bay. With 11 countries expected to join the EMU next year, this economic restructuring has triggered a bull market unlike any before seen in Europe.



                               Appendix V - page 1

Q: WERE THERE ANY OTHER FACTORS DRIVING THE EUROPEAN MARKETS?

A: We believe there were four fundamental, long-term themes that fueled this incredible rally in Europe: privatization of state-run companies, increased economic freedoms in Eastern Europe, corporate restructuring, and the growth of investing in European markets.
     Many state-run companies and industries have moved into private hands, such as Telecom Italia S.p.A. and Portugal Telecom, two large holdings in the Fund's portfolio. Additionally, the economic freedoms in Eastern Europe have created a new market of consumers and sparked a wave of entrepreneurial efforts in the former Communist Bloc countries. Once capitalism is planted it can grow very quickly, and we have seen this since the fall of the Berlin Wall.
     The restructuring by "Corporate Europe" has made companies leaner and more globally competitive. We have seen immediate results of this rest restructuring as European earnings growth continued to be strong during the reporting period. Finally, thousands of Europeans have discovered the wonders of investing in equities. As money has flowed into European markets, the markets themselves have become larger and more liquid than ever before.

Q: HOW AS THE PORTFOLIO POSITIONED THROUGHOUT THE REST OF THE WORLD?

A: The Fund finished the reporting period with 5.1% of its net assets in Japan, 3.2% in Asia and Australia, and 7% in Latin America. These three regions were decimated by the "Asian Flu" last fall and have been slow to recover. In the first quarter, many of the Asian markets did bounce off their bottoms, some as much as 40%, but keep in mind they were coming off very low levels. What occurred in the last quarter of 1997 was devastating to those fragile emerging markets, and we believe it's going to take quite some time for Asia to fully recover from the economic crisis of last autumn.

Q: WHY IS THE JAPANESE ECONOMY IN SUCH AN ECONOMIC MALAISE?

A: Although it seems apparent to the rest of the world that real economic reform is needed in Japan, the Japanese government has been extremely reluctant to institute any fiscal stimulus or tax cuts to get their economy out of the economic gutter. Until the government takes some real action to jump-start the economy, there is no real reason to be significantly weighted in Japan. We continue to own recognizable Japanese companies such as Honda Motor Company and Sony Corp., but the Japanese market has significantly underperformed the rest of the world for some time now. The Japanese market was off more than 10% during the reporting period.

Q: IN WHICH INDUSTRIES WAS THE FUND POSITIONED?

A: The Fund's largest industry position was major regional banks with over 7% of net assets. Although one may not think of banking as a growth industry, we have seen excellent earnings growth in this industry, we have seen excellent earnings growth in this industry, especially in Europe. Banking positions owned by the Fund included the Royal Bank of Canada, Switzerland's Credit Suisse Group, and France's Societe Generale.
     To no one's surprise during this age of technology, the computer software and services sector commanded over 5% of the Fund's portfolio. The Fund was attracted to such recognizable technology companies as Dell Computer Corp., Compaq Computer Corp., America Online, and Cisco Systems, Inc. Finally, automobile companies comprised over 2% of the portfolio with the German automaker Volkswagen A.G. having the honor of being the Fund's largest single holding at 0.95%.

Q: WHAT IS YOUR OUTLOOK FOR THE FUND IN THE NEAR TERM?

A: We are still very positive on the United States and Europe, and very cautious on the Pacific Rim. Conditions worldwide remain very good for equities, although it is unrealistic to expect continued equity returns of 20% or more. Things may continue to worsen in Asia before those markets experience a recovery, so we do not anticipate our Asian weightings to increase any time soon. In Europe, though, we believe there will continue to be faster earnings growth with better valuations than in the United States, because Europe's cash-to-price earnings, price-to-book, price-to-dividend, and P/E ratios all are lower than in the U.S.
     The economic outlook in Latin America seems positive as well, although the markets there struggled during the six-month reporting period. The economic indicators in the U.S. remain positive, and that is good for markets around the world because they often take their lead from the U.S. As long as we continue to see the combination of low inflation and low interest rates around the globe, the short-term outlook for global equities will remain promising.



                               Appendix V - page 2

                          AIM INTERNATIONAL EQUITY FUND
                             AIM GLOBAL GROWTH FUND
                                  Portfolios of
                          AIM INTERNATIONAL FUNDS, INC.
                                11 Greenway Plaza
                                    Suite 100
                            Houston, Texas 77046-1173
                            Toll Free: (800) 347-4246

                          AIM INTERNATIONAL GROWTH FUND
                            AIM WORLDWIDE GROWTH FUND
                                  Portfolios of
                                AIM GROWTH SERIES
                       Fifty California Street, 27th Floor
                          San Francisco, CA 94120-7345
                            Toll Free: (800) 347-4246

                       STATEMENT OF ADDITIONAL INFORMATION

           (1998 Special Meeting of Shareholders of AIM International
                   Growth Fund and AIM Worldwide Growth Fund)

         This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Proxy Statement and Prospectus dated December __, 1998 of AIM International Funds, Inc. (the "Company") for use in connection with the Special Meeting of Shareholders of AIM International Growth Fund and AIM Worldwide Growth Fund (the "Acquired Funds") to be held on February 10, 1999. Copies of the Combined Proxy Statement and Prospectus may be obtained at no charge by writing the Company at the address shown above or by calling 1-800-347-4246. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement and Prospectus. A Statement of Additional Information for the Company dated February 20, 1998, has been filed with the Securities and Exchange Commission and is attached hereto as Appendix I which is incorporated herein by this reference.

   The date of this Statement of Additional Information is December __, 1998.

                               TABLE OF CONTENTS


THE COMPANY..............................................................  2
DESCRIPTION OF PERMITTED INVESTMENTS.....................................  2
DIRECTORS AND OFFICERS OF THE COMPANY....................................  2
ADVISORY AND MANAGEMENT - RELATED SERVICES AGREEMENTS AND PLANS OF
         DISTRIBUTION....................................................  2
PORTFOLIO TRANSACTIONS...................................................  2
DESCRIPTION OF SHARES....................................................  2
DETERMINATION OF NET ASSET VALUE.........................................  2
TAXES    ................................................................  2
PERFORMANCE DATA.........................................................  3
FINANCIAL INFORMATION....................................................  3

Appendix I        -      AIM International Funds, Inc. Statement of Additional
                         Information
Appendix II       -      AIM International Equity Fund Semiannual Report
Appendix III      -      AIM Global Growth Fund Semiannual Report
Appendix IV       -      Annual Report of G T Global International Growth Fund
                         (predecessor to AIM International Growth Fund)
Appendix V        -      AIM International Growth Fund Semiannual Report
Appendix VI       -      Annual Report of GT Global Worldwide Growth Fund
                         (predecessor to AIM Worldwide Growth Fund)
Appendix VII      -      AIM Worldwide Growth Fund Semiannual Report
Appendix VIII     -      Pro Forma Financial Statements

THE COMPANY

This Statement of Additional Information relates to AIM International Funds, Inc. (the "Company") and two of its investment portfolios, AIM International Equity Fund and AIM Global Growth Fund (the "Acquiring Funds"). The Company is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). AIM International Equity Fund and AIM Global Growth Fund are separate series of shares of capital stock of the Company.

DESCRIPTION OF PERMITTED INVESTMENTS

For a discussion of the fundamental and nonfundamental investment policies of the Acquiring Funds adopted by the Company's Board of Directors, see heading "Investment Restrictions" in the Company's Statement of Additional Information attached hereto as Appendix I.

DIRECTORS AND OFFICERS OF THE COMPANY

For a disclosure of the names and a brief occupational biography of each of the Company's officers and directors identifying those who are interested persons of the Company as well as stating their aggregate renumeration, see heading "Management - Officers and Directors" in the Company's Statement of Additional Information attached hereto as Appendix I.

ADVISORY AND MANAGEMENT - RELATED SERVICES AGREEMENTS AND PLANS OF DISTRIBUTION

For a discussion of the Company's advisory and management-related services agreements and plans of distribution, see headings "Management - Investment Advisory and Other Services," "The Distribution Plans," and "The Distributor" in the Company's Statement of Additional Information attached hereto as Appendix I.

PORTFOLIO TRANSACTIONS

For a discussion of the Company's brokerage policy, see heading "Portfolio Transactions and Brokerage" in the Company's Statement of Additional Information attached hereto as Appendix I.

DESCRIPTION OF SHARES

For a discussion of the Company's authorized securities and the characteristics of the Company's shares of capital stock, see heading "General Information about the Company" in the Company's Statement of Additional Information attached hereto as Appendix I.

DETERMINATION OF NET ASSET VALUE

For a discussion of the Company's valuation and pricing procedures and a description of its purchase and redemption procedures, see heading "Net Asset Value Determination" in the Company's Statement of Additional Information attached hereto as Appendix I.

TAXES

For a discussion of any tax information relating to ownership of the Company's shares, see heading "Dividends, Distributions and Tax Matters" in the Company's Statement of Additional information attached hereto as Appendix I.

PERFORMANCE DATA

For a description and quotation of certain performance data used by the Company, see heading "General Information about the Company" in the Company's Statement of Additional Information attached hereto as Appendix I.

FINANCIAL INFORMATION

The audited financial statements of AIM INTERNATIONAL EQUITY FUND and AIM GLOBAL GROWTH FUND and the report thereon by KPMG Peat Marwick, LLP, are set forth under the heading "Financial Statements" in the Company's Statement of Additional Information attached hereto as Appendix I. The unaudited interim financial statements for AIM INTERNATIONAL EQUITY FUND for the six-month period ended April 30, 1998, are set forth in the Semiannual Report of AIM International Equity Fund which is attached hereto as Appendix II. The unaudited interim financial statements for AIM GLOBAL GROWTH Fund for the six-month period ended April 30, 1998, are set forth in the Semiannual Report of AIM Global Growth Fund which is attached hereto as Appendix III.

The audited financial statements of AIM INTERNATIONAL GROWTH FUND and the report thereon by PricewaterhouseCoopers, LLP, are set forth in the Annual Report of GT Global International Growth Fund, the predecessor to AIM International Growth Fund, dated December 31, 1997, which is incorporated herein by reference and attached hereto as Appendix IV. The unaudited interim financial statements for AIM INTERNATIONAL GROWTH FUND for the six-month period ended June 30, 1998, are set forth in the Semiannual Report of AIM International Growth Fund, which is attached hereto as Appendix V. The audited financial statements of AIM WORLDWIDE GROWTH FUND, and the report thereon by PricewaterhouseCoopers, LLP, are set forth in the Annual Report of GT Global Worldwide Growth Fund, the predecessor to AIM Worldwide Growth Fund, dated December 31, 1997, which is incorporated herein by reference and attached hereto as Appendix VI. The unaudited interim financial statements for AIM WORLDWIDE GROWTH FUND for the six-month period ended June 30, 1998, are set forth in the Semiannual Report of AIM Worldwide Growth Fund, which is attached hereto as Appendix VII.

Pro forma financial statements for AIM International Equity Fund and AIM Global Growth Fund, giving effect to the Reorganizations, are attached hereto as Appendix VIII.

                                  APPENDIX I

                             AIM ASIAN GROWTH FUND
                         AIM EUROPEAN DEVELOPMENT FUND
                       AIM GLOBAL AGGRESSIVE GROWTH FUND
                             AIM GLOBAL GROWTH FUND
                             AIM GLOBAL INCOME FUND
                         AIM INTERNATIONAL EQUITY FUND

              (SERIES PORTFOLIOS OF AIM INTERNATIONAL FUNDS, INC.)

                        Supplement dated October 1, 1998
      to the Statement of Additional Information dated February 20, 1998, as supplemented July 1, 1998


         The following information should be inserted within the discussion under the heading "MANAGEMENT--Directors and Officers":

 "PREMA MATHAI-DAVIS (48)               Director               Chief Executive Officer, YWCA of
 350 Fifth Avenue, Suite 301                                   the U.S.A.; Commissioner, New
 New York, NY 10118                                            York City Department for
                                                               the Aging; and  Member of the
                                                               Board of Directors, Metropolitan
                                                               Transportation Authority of New
                                                               York State.

 EDWARD K. DUNN, JR. (63)               Director               Chairman of the Board of
 2 Hopkins Plaza, 20th Floor                                   Directors, Mercantile Mortgage
 Baltimore, MD 21201                                           Corp; Formerly, Vice Chairman of
                                                               the Board of Directors and
                                                               President, Mercantile - Safe
                                                               Deposit & Trust Co.; and
                                                               President, Mercantile
                                                               Bankshares.

Mr. Kroeger resigned as a Director of the Company on June 11, 1998 and on that date became a consultant to the Company."

                          AIM INTERNATIONAL FUNDS, INC.

                              AIM ASIAN GROWTH FUND
                          AIM EUROPEAN DEVELOPMENT FUND
                        AIM GLOBAL AGGRESSIVE GROWTH FUND
                             AIM GLOBAL GROWTH FUND
                             AIM GLOBAL INCOME FUND
                          AIM INTERNATIONAL EQUITY FUND



                      Supplement dated July 1, 1998 to the
           Statement of Additional Information dated February 20, 1998


The fifth sentence in the paragraph under the caption "HEDGING STRATEGIES AND OTHER INVESTMENT POLICIES - Asset Coverage for Futures and Options Positions" on page 14 is deleted and replaced in its entirety by the following:

"The Funds will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will segregate liquid assets in the amount prescribed."

                                  STATEMENT OF
                             ADDITIONAL INFORMATION



                             AIM ASIAN GROWTH FUND
                         AIM EUROPEAN DEVELOPMENT FUND
                       AIM GLOBAL AGGRESSIVE GROWTH FUND
                             AIM GLOBAL GROWTH FUND
                             AIM GLOBAL INCOME FUND
                         AIM INTERNATIONAL EQUITY FUND



              (SERIES PORTFOLIOS OF AIM INTERNATIONAL FUNDS, INC.)


                               11 Greenway Plaza
                                   Suite 100
                           Houston, Texas  77046-1173
                                 (713) 626-1919


                               -----------------


         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS,
                   AND IT SHOULD BE READ IN CONJUNCTION WITH
                   A PROSPECTUS OF THE ABOVE-NAMED FUNDS,
            A COPY OF WHICH MAY BE OBTAINED FROM AUTHORIZED DEALERS
                                 OR BY WRITING
      A I M DISTRIBUTORS, INC., P.O. BOX 4739, HOUSTON, TEXAS 77210-4739,
                          OR BY CALLING (800) 347-4246


                               -----------------

        Statement of Additional Information dated: February 20, 1998, Relating to the AIM International Equity Fund Prospectus dated
     February 20, 1998, the AIM Global Aggressive Growth Fund, AIM Global Growth Fund and AIM Global Income Fund Prospectus dated February 20, 1998, the AIM Asian Growth Fund Prospectus dated November 12, 1997, as revised January 2, 1998, and the AIM European Development Fund Prospectus dated
                November 12, 1997, as revised January 2, 1998

                               TABLE OF CONTENTS

                                                                                                                      PAGE

INTRODUCTION  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

GENERAL INFORMATION ABOUT THE COMPANY . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1
         The Company and its Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

PERFORMANCE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1
         Total Return Calculations  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
         Yield Quotations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3
         Historical Portfolio Results . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3

PORTFOLIO TRANSACTIONS AND BROKERAGE  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6
         General Brokerage Policy . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6
         Allocation of Portfolio Transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6
         Section 28(e) Standards  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8
         Brokerage Commissions Paid . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9

HEDGING STRATEGIES AND OTHER INVESTMENT POLICIES  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9
         Privatized Enterprises . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10
         Hedging Foreign Currency Risks . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10
         Writing Covered Call Options . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  11
         Writing Covered Put Options  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  11
         Purchasing Put Options . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  11
         Purchasing Call Options  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  12
         Combined Option Positions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  12
         Stock Index Options and Futures and Financial Futures  . . . . . . . . . . . . . . . . . . . . . . . . . . .  12
         Restrictions on the Use of Futures Transactions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  13
         Restrictions on OTC Options  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  14
         Asset Coverage for Futures and Options Positions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  14
         Risk Factors in Options, Futures, Forward and Currency Transactions  . . . . . . . . . . . . . . . . . . . .  15
         Repurchase Agreements and Reverse Repurchase Agreements  . . . . . . . . . . . . . . . . . . . . . . . . . .  16
         Lending of Portfolio Securities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  16
         Short Sales  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  16
         Rule 144A Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  17
         Foreign Exchange Transactions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  17
         Countries in Which Asian Fund and European Fund May Invest . . . . . . . . . . . . . . . . . . . . . . . . .  17

INVESTMENT RESTRICTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  18
         Aggressive Growth Fund, Growth Fund, and Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . .  18
         Equity Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  20
         Asian Fund and European Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  22

MANAGEMENT  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  24
         Directors and Officers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  24
         Remuneration of Directors  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  28
         AIM Funds Retirement Plan for Eligible Directors/Trustees  . . . . . . . . . . . . . . . . . . . . . . . . .  29
         Deferred Compensation Agreements . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  30
         Investment Advisory, Sub-Advisory and Administrative Services Agreements . . . . . . . . . . . . . . . . . .  31

THE DISTRIBUTION PLANS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  34

THE DISTRIBUTOR . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  39

HOW TO PURCHASE AND REDEEM SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  40

NET ASSET VALUE DETERMINATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  41

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  41
         Reinvestment of Dividends and Distributions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  41
         Tax Matters  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  42

MISCELLANEOUS INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  47
         Audit Reports  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  47
         Legal Matters  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  47
         Custodian and Transfer Agent . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  47
         Shareholder Inquiries  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  47
         Principal Holders of Securities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  48
         Other Information  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  54

APPENDIX A  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  55

APPENDIX B  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  57

FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  FS

                                  INTRODUCTION
         AIM International Funds, Inc. (the "Company") is a series mutual fund. The rules and regulations of the Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information is included in the AIM Asian Growth Fund Prospectus dated November 12, 1997, as revised January 2, 1998; the AIM European Development Fund Prospectus dated November 12, 1997, as revised January 2, 1998; the AIM Global Aggressive Growth Fund, AIM Global Growth Fund and AIM Global Income Fund Prospectus, dated February 20, 1998 and the AIM International Equity Fund Prospectus dated February 20, 1998 (individually, a "Prospectus" and collectively, the "Prospectuses"). Copies of each Prospectus and additional copies of this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Fund's shares, A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, Texas 77210-4739, or by calling (800) 347-4246. Investors must receive a Prospectus before they invest in the Funds.

         This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Funds (hereinafter defined). Some of the information required to be in this Statement of Additional Information is also included in each Fund's current Prospectus, and in order to avoid repetition, reference will be made herein to sections of the applicable Prospectus. Additionally, each Prospectus and this Statement of Additional Information omit certain information contained in the Company's Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted from each Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.


                     GENERAL INFORMATION ABOUT THE COMPANY

THE COMPANY AND ITS SHARES

         The Company was organized in 1991 as a Maryland corporation, and is registered with the SEC as an open-end, series, management investment company. The Company currently consists of six separate portfolios: AIM Asian Growth Fund (the "Asian Fund"), AIM European Development Fund ( the "European Fund"), AIM Global Aggressive Growth Fund (the "Aggressive Growth Fund"), AIM Global Growth Fund (the "Growth Fund") and AIM Global Income Fund ( the "Income Fund") and AIM International Equity Fund (the "Equity Fund") (individually, a
"Fund" and collectively, the "Funds").   Each portfolio of the Company offers
Class A, Class B and Class C shares. This Statement of Additional Information relates solely to the Funds.

         As used in each Prospectus, the term "majority of the outstanding shares" of the Company, of a particular Fund or of a class of a Fund means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Company, such Fund or such class present at a meeting of shareholders, if the holders of more than 50% of the outstanding shares of the Company, such Fund or such class are present or represented by proxy or (ii) more than 50% of the outstanding shares of the Company, such Fund or such class.

         Each share of a Fund is entitled to one vote, to participate equally in dividends and distributions declared by the Board of Directors with respect to such Fund and, upon liquidation of the Fund, to participate proportionately in the Fund's net assets remaining after satisfaction of the Fund's outstanding liabilities. Fractional shares have proportionately the same rights, including voting rights, as are provided for full shares.

                                  PERFORMANCE

         Total return and yield figures for the Funds are neither fixed nor guaranteed, and no Fund's principal is insured. Performance quotations reflect historical information and should not be considered representative of a Fund's performance for any period in the future. Performance is a function of a number of factors and can be expected to fluctuate. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. The following is a list of such publications or media entities:

      Advertising Age                      Financial World                    Nation's Business
      Barron's                             Forbes                             New York Times
      Best's Review                        Fortune                            Pension World
      Broker World                         Hartford Courant Inc.              Pensions & Investments
      Business Week                        Institutional Investor             Personal Investor
      Changing Times                       Insurance Forum                    Philadelphia Inquirer
      Christian Science Monitor            Insurance Week                     USA Today
      Consumer Reports                     Investor's Daily                   U.S. News & World Report
      Economist                            Journal of the American            Wall Street Journal
      FACS of the Week                      Society of CLU & ChFC             Washington Post
      Financial Planning                   Kiplinger Letter                   CNN
      Financial Product News               Money                              CNBC
      Financial Services Week              Mutual Fund Forecaster             PBS

         Each Fund may also compare its performance to performance data of similar mutual funds as published by the following services:

     Bank Rate Monitor                                  Stanger
     Donoghue's                                         Weisenberger
     Mutual Fund Values (Morningstar)                   Lipper Analytical Services

         Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

TOTAL RETURN CALCULATIONS

         Total returns quoted in advertising reflect all aspects of the applicable Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in such Fund's net asset value per share over the period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in a particular Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and that average annual total returns do not represent the actual year-to-year performance of such Fund.

         In addition to average annual total returns, each Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns and other performance information may be quoted numerically or in tables, graphs or similar illustrations. For Asian Fund and European Fund total returns may be quoted with or without taking the Class A shares' 5.50% maximum sales charge, the Class B shares' 5% maximum contingent deferred sales charge ("CDSC") or the Class C shares' 1% maximum CDSC into account. For Aggressive Growth Fund, Growth

Fund and Income Fund total returns may be quoted with or without taking the Class A shares' 4.75% maximum sales charge, the Class B shares' 5% maximum CDSC or the Class C shares' 1% maximum CDSC into account. For Equity Fund total returns may be quoted with or without taking the Class A shares' 5.50% maximum sales charge, the Class B shares' 5% maximum CDSC or the Class C shares' 1% maximum CDSC into account. Excluding sales charges from a total return calculation produces a higher total return figure.

YIELD QUOTATIONS

       The standard formula for calculating yield for the Income Fund, as described in the Prospectus, is as follows:
                                                   6
                       YIELD = 2[((a-b)/(c x d) +1) -1]

Where        a    =     dividends and interest earned during a stated 30-day
                        period.  For purposes of this calculation, dividends
                        are accrued rather than recorded on the ex-dividend
                        date.  Interest earned under this formula must
                        generally be calculated based on the yield to maturity
                        of each obligation (or, if more appropriate, based on
                        yield to call date).
             b    =     expenses accrued during period (net of reimbursement).
             c    =     the average daily number of shares outstanding during
                        the period.
             d    =     the maximum offering price per share on the last day of
                        the period.

         The yields for the Class A, Class B and Class C shares of Income Fund for the 30-day period ended October 31, 1997 were as follows:

                                        With          Without
                                      Waivers         Waivers
                                      -------         -------
     Class A  . . . . . . . . . . .     5.59%          5.06%
     Class B  . . . . . . . . . . .     5.38%          4.82%
     Class C  . . . . . . . . . . .     5.38%          4.82%

HISTORICAL PORTFOLIO RESULTS

         Total returns for each of the named Funds, with respect to its Class A shares, for the one- and five-year periods (or since inception, if shorter) ended October 31, 1997 (which include the maximum sales charge and reinvestment of all dividends and distributions), were as follows:


                                  Average Annual Total Return                       Cumulative Return
                                  ---------------------------                       -----------------
                                 Periods ended October 31, 1997                Periods ended October 31, 1997
                                 ------------------------------                ------------------------------
                                      One              Five                           One          Five
Class A Shares:                       Year             Years                         Year         Years
---------------                     --------           -----                       --------       -----

Aggressive Growth Fund                4.41%           17.41%*                        4.41%         65.16%*
Equity Fund                           5.33%           14.34%                         5.33%         95.45%
Growth Fund                          11.67%           16.55%*                       11.67%         61.39%*
Income Fund                           3.88%            9.84%*                        3.88%         34.11%*


* The inception date for the Class A shares of each of Aggressive Growth Fund, Growth Fund and Income Fund was September 15, 1994.

         Total returns for each of the named Funds, with respect to its Class B shares, for the one-year period ended October 31, 1997 and the period September 15, 1994 (inception date) through October 31, 1997 (which include the maximum contingent deferred sales charge and reinvestment of all dividends and distributions) were as follows:

                                  Average Annual Total Return                        Cumulative Return
                                  ---------------------------                        -----------------
                                 Periods ended October 31, 1997                  Periods ended October 31, 1997
                                 ------------------------------                  ------------------------------

                                      One              Since                          One         Since
Class B Shares:                       Year           Inception                       Year       Inception
---------------                     --------         ---------                     --------     ---------
Aggressive Growth Fund                4.11%            17.97%                        4.11%         67.61%
Equity Fund                           9.03%             8.83%                        9.03%         30.30%
Growth Fund                          11.65%            17.09%                       11.65%         63.76%
Income Fund                           3.48%            10.22%                        3.48%         35.55%

     Total returns for Class C shares of Aggressive Growth Fund, Equity Fund, Growth Fund and Income Fund for the period August 4, 1997 (inception date) through October 31, 1997 (which include the maximum contingent deferred sales charge and reinvestment of all dividends and distributions) were as follows:

                                  Average Annual Total Return                        Cumulative Return
                                  ---------------------------                        -----------------
                                 Periods ended October 31, 1997                  Periods ended October 31, 1997
                                 ------------------------------                  ------------------------------

                                      One              Since                          One         Since
Class C Shares:                       Year           Inception                       Year       Inception
---------------                     --------         ---------                     --------     ---------
Aggressive Growth Fund                 N/A              N/A                          N/A           -8.48%
Equity Fund                            N/A              N/A                          N/A           -8.69%
Growth Fund                            N/A              N/A                          N/A           -6.69%
Income Fund                            N/A              N/A                          N/A            1.99%

         Average annual total return is not available for Class A, B and C shares of Asian Fund or European Fund as the inception date of the Class A, B and C shares of such Funds was November 3, 1997.

         During the one-year period ended October 31, 1997, a hypothetical $1,000 investment in the Class A shares of Aggressive Growth Fund, Equity Fund, Growth Fund and Income Fund at the beginning of such period would have been worth $1,044.11, $1,053.32, $1,116.70 and $1,038.76, respectively, assuming the maximum sales charge was paid and all distributions were reinvested. For the period September 15, 1994 (inception date for Aggressive Growth Fund, Growth Fund and Income Fund) through October 31, 1997, and the five-year period ended October 31, 1997, for Equity Fund, a hypothetical $1,000 investment in the Class A shares of Aggressive Growth Fund, Equity Fund, Growth Fund and Income Fund at the beginning of such period would have been worth $1,651.60, $1,986.22, $1,613.91 and $1,341.11, respectively, assuming the maximum sales charge was paid and all distributions were reinvested.

         During the one-year period ended October 31, 1997, a hypothetical $1,000 investment in the Class B shares of Aggressive Growth Fund, Equity Fund, Growth Fund and Income Fund at the beginning of such period would have been worth $1,041.14, $1,056.11, $1,116.55 and $1,039.76, respectively, assuming the maximum contingent deferred sales charge was paid and all distributions were reinvested. For the period September 15, 1994 (inception date) through October 31, 1997, a hypothetical $1,000 investment in the Class B shares of Aggressive Growth Fund, Equity Fund, Growth Fund and Income Fund at the beginning of such period would have been worth $1,302.97, $1,355.45, $1,637.62 and $1,676.12, respectively, assuming the maximum contingent deferred sales charge was paid and all distributions were reinvested.

         For the period August 4, 1997 (inception date) through October 31, 1997, a hypothetical $1,000 investment in the Class C shares of Aggressive Growth Fund, Equity Fund, Growth Fund and Income Fund at the beginning of such period would have been worth $915.17, $913.11, $933.07, and $1,091.91, respectively, assuming the maximum contingent deferred sales charge was paid and all distributions were reinvested.


         Each Fund's performance may be compared in advertising to the performance of other mutual funds in general, or of particular types of mutual funds, especially those with similar objectives. Such performance data may be prepared by Lipper Analytical Services, Inc. and other independent services which monitor the performance of mutual funds. The Funds may also advertise mutual fund performance rankings which have been assigned to each respective Fund by such monitoring services. Each Fund's performance may also be compared in advertising and other materials to the performance of comparative benchmarks such as indices of stocks comparable to those in which the Funds invest, as well as the following:


Standard & Poor's 500 Stock Index                         Dow Jones Industrial Average
Consumer Price Index                                      Morgan Stanley Capital International Indices,
Bond Buyer Index                                                  including:
NASDAQ                                                                     EAFE Index
COFI                                                                       Pacific Basin Index
First Boston High Yield Index                                              Pacific Ex Japan Index (a widely
The Financial Times - Actuaries World Indices (a                                   recognized series of
         wide range of comprehensive measures of                                   indices in international
         stock price performance for the world's                                   market
         major stock markets and regional areas)                                   performance)

         Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

         10 year Treasuries
         30 year Treasuries
         90 Day Treasury Bills

         Advertising for the Income Fund may from time to time include discussions of general economic conditions and interest rates.

         From time to time, each Fund's advertising may include discussions of general domestic and international economic conditions and interest rates, and may make reference to international economic sources such as The Bundesbank (the German equivalent of the U.S. Federal Reserve Board). Each Fund's advertising may also include references to the use of the Fund as part of an individual's overall retirement investment program.

         From time to time, each Fund's sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation. Also from time to time, sales literature and/or advertisements for the Funds may disclose (i) the largest holdings in the Funds' portfolios, (ii) certain selling group members and/or (iii) certain institutional shareholders.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

GENERAL BROKERAGE POLICY

     A I M Advisors, Inc. ("AIM") makes decisions to buy and sell securities for each Fund, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions, and where applicable, negotiates commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Section 28(e) Standards" below.

     Some of the securities in which the Funds invest are traded in over-the-counter markets. In such transactions, a Fund deals directly with dealers who make markets in the securities involved, except when better prices are available elsewhere. Portfolio transactions placed through dealers who are primary market makers are effected at net prices without commissions, but which include compensation in the form of a mark up or mark down.

     Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

     AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Funds and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Funds and of the other AIM Funds. In connection with (3) above, the Funds' trades may be executed directly by dealers that sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.

     AIM will seek, whenever possible, to recapture for the benefit of a Fund any commissions, fees, brokerage or similar payments paid by the Fund on portfolio transactions. Normally, the only fees which AIM can recapture are the soliciting dealer fees on the tender of a Fund's portfolio securities in a tender or exchange offer.

     The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of a Fund, provided the conditions of an exemptive order received by the Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund provided the Funds follow procedures adopted by the Board of Directors/Trustees of the various AIM Funds, including the Company. These intra-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

ALLOCATION OF PORTFOLIO TRANSACTIONS

     AIM and its affiliates manage several other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

     Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment.

SECTION 28(e) STANDARDS

     Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Fund may pay a broker higher commissions than those available from another broker.

     Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the [Company's directors] with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally or in written form. Research services may also include the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

     The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

     In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

BROKERAGE COMMISSIONS PAID


         For the fiscal years ended October 31, 1997, 1996 and 1995, Aggressive Growth Fund paid brokerage commissions of $6,227,671, $5,169,447 and $1,409,761, respectively. The increase in brokerage commissions from October 31, 1995 through October 31, 1997 was due to the increase in Aggressive Growth Fund's net assets during such period. For the fiscal year ended October 31, 1997, AIM allocated certain of Aggressive Growth Fund's brokerage transactions to certain broker-dealers that provided AIM with certain research, statistical and other information. Such transactions amounted to $79,719,730 and the related brokerage commissions were $111,081.

         For the fiscal years ended October 31, 1997, 1996, and 1995, Equity Fund paid brokerage commissions of $6,002,915, $5,666,504 and $3,169,134, respectively. The increase in brokerage commissions from October 31, 1995 through October 31, 1997 was due to the increase in Equity Fund's net assets
during such period.   For the fiscal year ended October 31, 1997, AIM allocated
certain of Equity Fund's brokerage transactions to certain broker-dealers that provided AIM with certain research, statistical and other information. Such transactions amounted to $5,879,466 and the related brokerage commissions were $2,967.

         For the fiscal years ended October 31, 1997, 1996 and 1995, Growth Fund paid brokerage commissions of $1,249,946, $826,284 and $161,100, respectively. The increase in brokerage commissions from October 31, 1995 through October 31, 1997 was due to the increase in Growth Fund's net assets during such period. For the fiscal year ended October 31, 1997, AIM allocated certain of Growth Fund's brokerage transactions to certain broker-dealers that provided AIM with certain research, statistical and other information. Such transactions amounted to $22,934,086 and the related brokerage commissions were $17,539.

         For the fiscal years ended October 31, 1997, 1996 and 1995, Income Fund paid brokerage commissions of $162, $1,570 and $6,939, respectively. For the fiscal year ended October 31, 1997, none of Income Fund's brokerage transactions were allocated to broker-dealers that provided AIM with certain research, statistical and other information.


                HEDGING STRATEGIES AND OTHER INVESTMENT POLICIES

         The following discussion of certain investment strategies supplements the discussion set forth in the Prospectus under the heading "Hedging Strategies and Other Investment Techniques."

         Each Fund may seek to hedge its portfolio against movements in the equity markets, interest rates and exchange rates between currencies through the use of options, futures transactions, options on futures and foreign forward exchange transactions. Each Fund has authority to write (sell) covered call and put options on its portfolio securities, purchase put and call options on securities and engage in transactions in stock index options, stock index futures and financial futures, and related options on such futures. The Funds may also deal in certain forward contracts, including forward foreign exchange transactions, foreign currency options and futures, and related options on such futures. The Funds are authorized to enter into such options and futures transactions either on exchanges or in the OTC markets. Although certain risks are involved in options and futures transactions (as discussed in the Prospectus and below), AIM believes that, because the Funds will only engage in these transactions for hedging purposes, the options and futures portfolio strategies of the Funds will not subject the Funds to the risks frequently associated with the speculative use of options and futures transactions. While the Funds' use of hedging strategies is intended to reduce the volatility of the respective net asset value of each Fund's shares, a Fund's net asset value will nevertheless fluctuate. There can be no assurance that the hedging transactions of any of the Funds will be effective.





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PRIVATIZED ENTERPRISES

         The governments of certain foreign countries have, to varying degrees, embarked on privatization programs contemplating the sale of all or part of their interests in state enterprises. European Fund's investments in the securities of privatized enterprises include privately negotiated investments in a government- or state-owned or controlled company or enterprise that has not yet conducted an initial equity offering, investments in the initial offering of equity securities of a state enterprise or former state enterprise and investments in the securities of a state enterprise following its initial equity offering.

         In certain jurisdictions, the ability of foreign entities, such as European Fund, to participate in privatizations may be limited by local law, or the price or terms on which European Fund may be able to participate may be less advantageous than for local investors. Moreover, there can be no assurance that governments that have embarked on privatization programs will continue to divest their ownership of state enterprises, that proposed privatizations will be successful or that governments will not re-nationalize enterprises that have been privatized.

         In the case of the enterprises in which European Fund may invest, large blocks of the stock of those enterprises may be held by a small group of stockholders, even after the initial equity offerings by those enterprises.
The sale of some portion or all of those blocks could have an adverse effect on the price of the stock of any such enterprise.

         Prior to making an initial equity offering, most state enterprises or former state enterprises go through an internal reorganization or management. Such reorganizations are made in an attempt to better enable these enterprises to compete in the private sector. However, certain reorganizations could result in a management team that does not function as well as the enterprise's prior management and may have a negative effect on such enterprise. In addition, the privatization of an enterprise by its government may occur over a number of years, with the government continuing to hold a controlling position in the enterprise even after the initial equity offering for the enterprise.

         Prior to privatization, most of the state enterprises in which European Fund may invest enjoy the protection of and receive preferential treatment from the respective sovereigns that own or control them. After making an initial equity offering these enterprises may no longer have such protection or receive such preferential treatment and may become subject to market competition from which they were previously protected. Some of these enterprises may not be able to effectively operate in a competitive market and may suffer losses or experience bankruptcy due to such competition.

HEDGING FOREIGN CURRENCY RISKS

         Generally, the foreign exchange transactions of a Fund will be conducted on a spot (cash) basis at the spot rate then prevailing for purchasing or selling currency in the foreign exchange market. However, the Funds have authority to deal in forward foreign exchange between currencies (including the U.S. dollar) as a hedge against possible variations in the foreign exchange rate between such currencies. This is accomplished through individually negotiated contractual agreements to purchase or to sell a specified currency at a specified future date and price set at the time of the contract. A Fund's dealings in forward foreign exchange may be with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. The Funds will not attempt to hedge all of their respective portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by AIM.

         In addition to the forward exchange contracts, the Funds may also purchase or sell listed or OTC foreign currency options, foreign currency futures and related options as a short or long hedge against possible variations in foreign exchange rates. The cost to a Fund of engaging in foreign currency transactions varies with such factors as the currencies involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency exchange usually are conducted on a principal basis, no fees or commissions are involved. Transactions involving forward exchange contracts and futures contracts and options thereon are subject to certain risks. A detailed discussion of such risks appears under the caption "Risk Factors in Options, Futures, Forward and Currency Transactions."

WRITING COVERED CALL OPTIONS

         Each Fund is authorized to write (sell) covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to such options. Writing a call option obligates a Fund to sell or deliver the option's underlying security, in return for the strike price, upon exercise of the option. By writing a call option, a Fund receives an option premium from the purchaser of the call option. Writing covered call options is generally a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a Fund would seek to mitigate the effects of a price decline. By writing covered call options, however, a Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, a Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction.

WRITING COVERED PUT OPTIONS

         Each Fund is authorized to write (sell) covered put options on its portfolio securities and to enter into closing transactions with respect to such options.

         When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, a Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. A Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for an option a Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

         Each Fund may write put options as an alternative to purchasing actual securities. If security prices rise, a Fund would expect to profit from a written put option, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that a Fund will also profit, because it should be able to close out the option at a lower price. If security prices fall, a Fund would expect to suffer a loss. This loss should be less than the loss a Fund would have experienced from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

PURCHASING PUT OPTIONS

         Each Fund is authorized to purchase put options to hedge against a decline in the market value of its portfolio securities. By buying a put option a Fund has the right (but not the obligation) to sell the underlying security at the exercise price, thus limiting the Fund's risk of loss through a decline in the market value of the security until the put option expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid by a Fund for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out a Fund's position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. None of the Funds will purchase put options on securities (including stock index options discussed below) if as a result of such purchase, the aggregate cost of all outstanding options on securities held by a Fund would exceed 5% of the market value of the Fund's total assets.

PURCHASING CALL OPTIONS

         Each Fund is also authorized to purchase call options. The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price (call options on futures contracts are settled by purchasing the underlying futures contract). The Funds will purchase call options only in connection with "closing purchase transactions."

COMBINED OPTION POSITIONS

         Each Fund, for hedging purposes, may purchase and write options in combination with each other to adjust the risk and return characteristics of the Fund's overall position. For example, a Fund may purchase a put option and write a covered call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contact. This technique, called a "straddle," enables a Fund to offset the cost of purchasing a put option with the premium received from writing the call option. However, by selling the call option, a Fund gives up the ability for potentially unlimited profit from the put option. Another possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

STOCK INDEX OPTIONS AND FUTURES AND FINANCIAL FUTURES

         Each Fund is authorized to engage in transactions in stock index options and futures and financial futures, and related options. A Fund may purchase or write put and call options on stock indices to hedge against the risks of market-wide stock price movements in the securities in which the Fund invests. Options on indices are similar to options on securities except that on exercise or assignment, the parties to the contract pay or receive an amount of cash equal to the difference between the closing value of the index and the exercise price of the option times a specified multiple. A Fund may invest in stock index options based on a broad market index, such as the S&P 500 Index, or on a narrow index representing an industry or market segment, such as the AMEX Oil & Gas Index. The Funds' investments in foreign stock index futures contracts and foreign interest rate futures contracts, and related options, are limited to only those contracts and related options that have been approved by the Commodities Futures Trading Commission ("CFTC") for investment by United States investors. Additionally, with respect to a Fund's investments in foreign options, unless such options are specifically authorized for investment by order of the CFTC or meet the definition of "trade option" as set forth in CFTC Regulation 32.4, a Fund will not make such investments.

         Each Fund may also purchase and sell stock index futures contracts and other financial futures contracts ("futures contracts") as a hedge against adverse changes in the market value of its portfolio securities as described below. A futures contract is an agreement between two parties which obligates the purchaser of the futures contract to buy and the seller of a futures contract to sell a security for a set price on a future date. Unlike most other futures contracts a stock index futures contract does not require actual delivery of securities, but results in cash settlement based upon the difference in value of the index between the time the contract was entered into and the time of its settlement. A Fund may effect transactions in stock index futures contracts in connection with equity securities in which it invests and in financial futures contracts in connection with the debt securities in which it invests, if any. Transactions by a Fund in stock index futures and financial futures are subject to limitations as described below under "Restrictions on the Use of Futures Transactions."

         A Fund may sell futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. When a Fund is not fully invested in the securities markets and anticipates a significant market advance, the Fund may purchase futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, an equivalent amount of futures contracts will be terminated by offsetting sales. The Funds do not consider purchases of futures contracts to be a speculative practice under these circumstances. It is anticipated that, in a substantial majority of these transactions, the Fund will purchase such securities upon termination of the long futures position, whether the long position results from the purchase of a futures contract or the purchase of a call option, but under unusual circumstances (e.g., the Fund experiences a significant amount of redemptions) a long futures position may be terminated without the corresponding purchase of securities.

         The Funds are also authorized to purchase and write call and put options on futures contracts and stock indices in connection with their hedging activities. Generally, these strategies would be utilized under the same market and market sector conditions (i.e., conditions relating to specific types of investments) in which a Fund enters into futures transactions. A Fund may purchase put options or write call options on futures contracts and stock indices rather than selling the underlying futures contract in anticipation of a decrease in the market value of securities. Similarly, a Fund can purchase call options, or write put options on futures contracts and stock indices, as a substitute for the purchase of such futures to hedge against the increased cost resulting from an increase in the market value of securities which the Fund intends to purchase.

         Each Fund is also authorized to engage in options and futures transactions on U.S. and foreign exchanges and in options in the OTC markets ("OTC options"). In general, exchange traded contracts are third-party contracts (i.e., performance of the parties' obligations is guaranteed by an exchange or clearing corporation) with standardized strike prices and expiration dates. OTC options transactions are two-party contracts with price and terms negotiated by the buyer and seller. See "Restrictions on OTC Options" below for information as to restrictions on the use of OTC options.

         Each Fund is authorized to purchase or sell listed or OTC foreign security or currency options, foreign security or currency futures and related options as a short or long hedge against possible variations in foreign exchange rates and market movements. Such transactions could be effected with respect to hedges on non-U.S. dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund. As an illustration, a Fund may use such techniques to hedge the stated value in U.S. dollars of an investment in a yen-denominated security. In such circumstances, for example, the Fund can purchase a foreign currency put option enabling it to sell a specified amount of yen for U.S. dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the yen relative to the U.S. dollar will tend to be offset by an increase in the value of the put option.

         Certain differences exist between these hedging instruments. For example, foreign currency options provide the holder thereof the rights to buy or sell a currency at a fixed price on a future date. A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of a currency for a set price on a future date. Futures contracts and options on futures contracts are traded on boards of trade or futures exchanges. The Funds will not speculate in foreign security or currency options, futures or related options. None of the Funds will hedge a currency substantially in excess of the market value of securities which any such Fund has committed or anticipates to purchase which are denominated in such currency, and in the case of securities which have been sold by such Fund but not yet delivered, the proceeds thereof in its denominated currency. None of the Funds will incur potential net liabilities of more than 25% of its total assets from foreign security or currency options, futures or related options.

RESTRICTIONS ON THE USE OF FUTURES TRANSACTIONS

         The purchase or sale of a futures contract differs from the purchase or sale of a security in that no price or premium is paid or received.
Instead, an amount of cash or securities acceptable to the broker and the relevant contract market, which varies, but is generally about 5% of the contract amount, must be deposited with the broker. This amount is known as "initial margin" and represents a "good faith" deposit assuring the performance of both the purchaser and seller under the futures contract. Subsequent payments to and from the broker, called "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates making the long and short positions in the futures contracts more or less valuable, a process known as "marking to market." At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker and the purchaser realizes a loss or gain. In addition, a nominal commission is paid on each completed sale transaction.

         Regulations of the CFTC applicable to the Funds require that all of the Funds' futures and options on futures transactions constitute bona fide hedging transactions and that the Funds not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits on a Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of such Fund's total assets. However, if an option is "in-the-money" (the price of the option exceeds the strike price), the in-the-money portion may be excluded in computing the 5% limit.

RESTRICTIONS ON OTC OPTIONS

         The Funds will engage in transactions involving OTC options, including over-the-counter stock index options, over-the-counter foreign security and currency options and options on foreign security and currency futures, only with member banks of the Federal Reserve System and primary dealers in U.S. Government securities or with affiliates of such banks or dealers which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. The Funds will acquire only those OTC options for which AIM believes a Fund can receive on each business day at least two independent bids or offers (one of which will be from an entity other than a party to the option).

         The Staff of the SEC has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Funds have each adopted an operating policy pursuant to which each Fund will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transaction, the sum of (i) the market value of OTC options currently outstanding which are held by a Fund,
(ii) the market value of the underlying securities covered by OTC call options currently outstanding which were sold by such Fund, (iii) margin deposits on the Fund's existing OTC options on futures contracts, and (iv) the market value of all other assets of the Fund which are illiquid or are not otherwise readily marketable, would exceed 10% of the net assets of Aggressive Growth Fund, Growth Fund and Income Fund, and 15% of the net assets of Equity Fund, European Fund and Asian Fund, taken at market value. However, if an OTC option is sold by a Fund to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York, and the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then such Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (current market value of the underlying security minus the option's strike price). The repurchase price with primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option, plus the amount by which the option is "in-the-money." This policy as to OTC options is not a fundamental policy of the Funds and may be amended by the Board of Directors of the Company without approval of the Funds' respective shareholders. However, the Funds will not change or modify this policy prior to the change or modification by the SEC staff of its position.

ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS

         The Funds will not use leverage in their options and futures strategies. Such investments will be made for hedging purposes only. The Funds will hold securities or other options or futures positions whose values are expected to offset their obligations under the hedge strategies. None of the Funds will enter into an option or futures position that exposes a Fund to an obligation to another party unless it owns either (i) an offsetting position in securities or other options or futures contracts or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. The Funds will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will segregate liquid assets with its custodian bank in the amount prescribed. The segregated liquid assets will not be sold while the futures or option strategy is outstanding, unless they are replaced with similar liquid assets. As a result, there is a possibility that segregation of a large percentage of a Fund's liquid assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.


RISK FACTORS IN OPTIONS, FUTURES, FORWARD AND CURRENCY TRANSACTIONS

         The use of options and futures transactions to hedge a Fund's portfolio involves the risk of imperfect correlation in movements in the price of options and futures and movements in the price of securities or currencies which are the subject of the hedge. If the price of the option or future moves more or less than the price of hedged securities or currencies, the Fund will experience a gain or loss which will not be completely offset by movements in the price of the subject of the hedge. The successful use of options and futures also depends on AIM's ability to correctly predict price movements in the market involved in a particular options or futures transaction. To compensate for imperfect correlations, the Funds may purchase or sell stock index options or futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the stock index options or futures contracts. Conversely, the Funds may purchase or sell fewer stock index options or futures contracts, if the historical price volatility of the hedged securities is less than that of the stock index options or futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the stock index option or futures contract approaches. Options are also subject to the risks of an illiquid secondary market, particularly in strategies involving writing options, which a Fund cannot terminate by exercise. In general, options whose strike prices are close to their underlying instruments' current value will have the highest trading volume, while options whose strike prices are further away may be less liquid.

         The Funds intend to enter into options and futures transactions, on an exchange or in the OTC market, only if there appears to be a liquid secondary market for such options or futures or, in the case of OTC transactions, AIM believes a Fund can receive on each business day at least two independent bids or offers. However, there can be no assurance that a liquid secondary market will exist at any specific time. Thus, it may not be possible to close an options or futures position. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge its portfolio. There is also the risk of loss by a Fund of margin deposits or collateral in the event of bankruptcy of a broker with whom the Fund has an open position in an option, a futures contract or related option.

         The exchanges on which options on portfolio securities and currency options are traded have generally established limitations governing the maximum number of call or put options on the same underlying security or currency (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). "Trading limits" are imposed on the maximum number of contracts which any person may trade on a particular trading day. AIM does not believe that these trading and position limits will have any adverse impact on the portfolio strategies for hedging the Funds' portfolios.

         Because the Funds will engage in the options and futures transactions described above solely in connection with their hedging activities, AIM does not believe such options and futures transactions necessarily will have any significant effect on the portfolio turnover rate of any of the Funds.

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS

         Each Fund may enter into repurchase agreements and reverse repurchase agreements. A repurchase agreement is an instrument under which a Fund acquires ownership of a debt security and the seller (usually a broker or bank) agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the Fund's holding period. In the event of bankruptcy or other default of a seller of a repurchase agreement, the Fund may experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (b) a possible subnormal level of income and lack of access to income during this period; and (c) expenses of enforcing its rights. A repurchase agreement is collateralized by the security acquired by the Fund and its value is marked to market daily in order to minimize the Fund's risk. Repurchase agreements usually are for short periods, such as one or two days, but may be entered into for longer periods of time.

         A reverse repurchase agreement involves the sale of securities held by a Fund, with an agreement that the Fund will repurchase such securities at an agreed-upon price, date, and interest payment. During the time a reverse repurchase agreement is outstanding, the applicable Fund will segregate liquid assets having a value equal to the repurchase price under such reverse repurchase agreement. Any investment gains made by a Fund with monies borrowed through reverse repurchase agreements will cause the net asset value of the Fund's shares to rise faster than would be the case if the Fund had no such borrowings. On the other hand, if the investment performance resulting from the investment of borrowings obtained through reverse repurchase agreements fails to cover the cost of such borrowings to the Fund, the net asset value of the Fund will decrease faster than would otherwise be the case.

LENDING OF PORTFOLIO SECURITIES

         For the purpose of realizing additional income, the Funds may make secured loans of portfolio securities amounting to not more than 33-1/3% of each Fund's respective total assets. Securities loans are made to banks, brokers and other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked to market on a daily basis. The collateral received will consist of cash, U.S. Government securities, letters of credit or such other collateral as may be permitted under the applicable Fund's investment program. While the securities are being lent, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Funds have a right to call each of their respective loans and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. The Funds will not have the right to vote securities while they are being lent, but each Fund will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to persons deemed by AIM to be of good standing and will not be made unless, in the judgment of AIM, the consideration to be earned from such loans would justify the risk.

SHORT SALES

         Each Fund may from time to time enter into short sales transactions.
A Fund will not make short sales of securities or maintain a short position unless at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short. This is a technique known as selling short "against the box." Such short sales will be used by the Funds for the purpose of deferring recognition of gain or loss for federal income tax purposes. In no event may more than 10% of the value of a Fund's total assets be deposited or pledged as collateral for such sales at any time.

RULE 144A SECURITIES

         Each Fund may purchase securities which, while privately placed, are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Company's Board of Directors, will consider whether securities purchased under Rule 144A are illiquid and thus subject to each Fund's restriction of investing no more than 15% of its total assets in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers, (iii) dealer undertakings to make a market, and (iv) nature of the security and of marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities will also be monitored by AIM and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, a Fund's holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not invest more than 15% of its total assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

FOREIGN EXCHANGE TRANSACTIONS

         Purchases and sales of foreign securities are usually made with foreign currencies, and consequently the Funds may from time to time hold cash balances in the form of foreign currencies and multinational currency units. Such foreign currencies and multinational currency units will usually be acquired on a spot (i.e. cash) basis at the spot rate prevailing in foreign exchange markets and will result in currency conversion costs to the Funds.
The Funds attempt to purchase and sell foreign currencies on as favorable a basis as practicable; however, some price spread on foreign exchange transactions (to cover service charges) may be incurred, particularly when the Funds change investments from one country to another, or when U.S. dollars are used to purchase foreign securities. Certain countries could adopt policies which would prevent the Funds from transferring cash out of such countries, and the Funds may be affected either favorably or unfavorably by fluctuations in relative exchange rates while the Funds hold foreign currencies.

COUNTRIES IN WHICH ASIAN FUND AND EUROPEAN FUND MAY INVEST

         The Asian Fund considers issuers of securities located in the following countries to be Asian issuers:



     Bangladesh          Indonesia      Philippines     Thailand
     China               Korea          Singapore       Vietnam
     Hong Kong           Malaysia       Sri Lanka
     India               Pakistan       Taiwan

         In addition to Asian issuers, Asian Fund may invest up to 20% of its total assets in securities of non-Asian issuers. The following is a list of some of the non-Asian countries in which Asian Fund may invest from time to time:

     Australia           New Zealand

         European Fund considers issuers of securities located in the following countries to be European issuers:


     Austria             Germany          Netherlands      Slovenia
     Belgium             Greece           Norway           Spain
     Croatia             Hungary          Poland           Sweden
     Czech Republic      Ireland          Portugal         Switzerland
     Denmark             Italy            Romania          Turkey
     Finland             Liechtenstein    Russia           Ukraine
     France              Luxembourg       Slovakia         United Kingdom



         In addition to European issuers, European Fund may invest up to 20% of its total assets in securities of non-European issuers. The following is a list of some of the non-European countries in which European Fund may invest from time to time:

     Bermuda             Israel           South Africa     United States
     Egypt

         The above lists may include foreign countries that have not yet been approved by the Company's board. Asian Fund and European Fund will only invest in foreign countries that have been approved by the board.

         The word "Development" in European Fund's name is designed to address the general restructuring taking place in Europe as well as a more dramatic political and economic restructuring taking place in regions such as Eastern Europe. Also consistent with the name, the Fund has the ability to invest a significant portion of its total assets in securities issued in emerging markets.


                            INVESTMENT RESTRICTIONS


AGGRESSIVE GROWTH FUND, GROWTH FUND, AND INCOME FUND

         The following fundamental policies and investment restrictions have been adopted by Aggressive Growth Fund, Growth Fund and Income Fund and, except as noted, such policies cannot be changed without approval by the vote of a majority of the outstanding voting securities of the applicable Fund, as defined in the 1940 Act.

The Funds may not:

                1. Purchase or sell real estate or interests in real estate (except that this restriction does not preclude investments in marketable securities of companies engaged in real estate activities).

                2. Purchase or sell commodities or commodity contracts, except that the Funds may purchase and sell stock index and currency options, stock index futures, interest rate futures, financial futures and currency futures contracts and related options on such futures.

                3. Purchase any security on margin, except that the Funds may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by the Fund of initial or variation margin in connection with futures or related options transactions shall not be considered the purchase of a security on margin.

                4. Make loans, although the Funds may (a) purchase money market securities and enter into repurchase agreements, (b) acquire bonds, debentures, notes and other debt securities, governmental obligations and certificates of deposit, and (c) lend portfolio securities.

                5. Issue senior securities, except to the extent permitted by the 1940 Act, including permitted borrowings.

                6. Underwrite securities of other persons, except to the extent that a Fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program.

                7. Purchase or sell interests in oil, gas or other mineral exploration or development programs.

                8. Purchase the securities of any issuer if, as a result, more than 25% of the value of a Fund's total assets, taken at market value, would be invested in the securities of issuers having their principal business activities in the same industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities but will (unless and until SEC changes its position) apply to foreign government obligations unless the SEC permits their exclusion.

                9. Purchase a security if, as a result, with respect to 75% of the value of a Fund's total assets, taken at market value, more than 5% of a Fund's total assets, taken at market value, would be invested in the securities of any one issuer (including repurchase agreements with any one entity), except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and except that a Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order. This restriction does not apply to the Income Fund.

                10. Purchase a security if, as a result, with respect to 50% of the value of the Fund's total assets taken at market value, more than 5% of the value of the Fund's total assets, taken at market value, would be invested in securities of any one issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and except that a Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order. This restriction applies only to the Income Fund.

                11. Purchase a security if, as a result, more than 10% of the outstanding voting securities of any issuer would be held by a Fund, except that a Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.
                12. Borrow money, except that the Fund may borrow from banks (including the Fund's custodian bank) and enter into reverse repurchase agreements and dollar roll transactions (Income Fund only). With respect to Aggressive Growth Fund and Growth Fund, such permitted borrowings shall be used as a temporary defensive measure for extraordinary or emergency purposes. Permitted borrowings shall be in amounts not exceeding 33- 1/3% of a Fund's total assets, taken at market value, and each Fund may pledge amounts of up to 20% of its total assets, taken at market value, to secure such borrowings. Whenever bank borrowings exceed 5% of the value of the total assets of Aggressive Growth Fund or Growth Fund, such Fund will not make any additional purchases of securities for investment purposes.

       The following restrictions are non-fundamental and may be changed by the Company's Board of Directors. Pursuant to such restrictions, the Funds will not:

                13. Make investments for the purpose of exercising control or management.

                14. Lend portfolio securities in excess of 33-1/3% of total assets, taken at market value; provided that loans of portfolio securities shall be made in accordance with the guidelines set forth under the heading "Lending of Portfolio Securities."

                15. Invest in securities which are illiquid if more than 15% of a Fund's total assets, taken at market value, would be invested in such securities.

                16. Effect short sales of securities, except that a Fund may make short sales "against the box" to the extent that the value of the securities sold short, in the aggregate, does not represent more than 10% of the Fund's total assets, taken at market value, at any given time.

       Percentage restrictions apply as of the time of investment without regard to later increases or decreases in the values of securities or total assets.

EQUITY FUND

                The following fundamental policies and investment restrictions have been adopted by Equity Fund and, except as noted, such policies cannot be changed without approval by the vote of a majority of the outstanding voting securities of the Fund, as defined in the 1940 Act.

The Fund may not:

                1. Purchase or sell real estate or interests in real estate (except that this restriction does not preclude investments in marketable securities of companies engaged in real estate activities).

                2. Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell stock index and currency options, stock index futures, financial futures and currency futures contracts and related options on such futures.

                3. Purchase any security on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by the Fund of initial or variation margin in connection with futures or related options transactions shall not be considered the purchase of a security on margin.

                4. Make loans, although the Fund may (a) purchase money market securities and enter into repurchase agreements, (b) acquire bonds, debentures, notes and other debt securities, governmental obligations and certificates of deposit, and (c) lend portfolio securities.

                5. Borrow money, except that the Fund may borrow from banks (including the Fund's custodian bank) and enter into reverse repurchase agreements as a temporary defensive measure for extraordinary or emergency purposes, and then only in amounts not exceeding 10% of its total assets, taken at market value, and may pledge amounts of up to 20% of its total assets, taken at market value, to secure such borrowings. For purposes of this restriction, collateral arrangements with respect to the writing of options, futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets, and neither such arrangements nor the purchase and sale of options, futures or related options shall be deemed to be the issuance of a senior security. Whenever bank borrowings and the value of the Fund's reverse repurchase agreements exceed 5% of the value of the Fund's total assets, the Fund will not make any additional purchases of securities for investment purposes.

                6. Underwrite securities of other persons, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program.

                7. Purchase or sell interests in oil, gas or other mineral exploration or development programs.

                8. Purchase the securities of any issuer if, as a result, more than 25% of the value of the Fund's total assets, taken at market value, would be invested in the securities of issuers having their principal business activities in the same industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities but will apply to foreign government obligations unless the Securities and Exchange Commission permits their exclusion.

                9. Purchase a security if, as a result, with respect to 75% of the value of the Fund's total assets, taken at market value, more than 5% of the Fund's total assets, taken at market value, would be invested in the securities of any one issuer (including repurchase agreements with any one entity), except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.

                10. Purchase a security if, as a result, more than 10% of the outstanding voting securities of any issuer would be held by the Fund, except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.

                11.      Issue senior securities, except as provided in
                          restriction number 5 above.

       The following restrictions are non-fundamental and may be changed by the Company's Board of Directors. Pursuant to such restrictions, the Fund will not:

                12. Make investments for the purpose of exercising control or management.

                13. Lend its portfolio securities in excess of 33-1/3% of its total assets, taken at market value; provided that loans of portfolio securities shall be made in accordance with the guidelines set forth under the heading "Lending of Portfolio Securities."

                14. Invest in securities which are illiquid if more than 15% of the Fund's total assets, taken at market value, would be invested in such securities.

                15. Effect short sales of securities, except that the Fund may make short sales "against the box" to the extent that the value of the securities sold short, in the aggregate, does not represent more than 10% of the Fund's total assets, taken at market value, at any given time.

       Percentage restrictions apply as of the time of investment without regard to later increases or decreases in the values of securities or total assets.

ASIAN FUND AND EUROPEAN FUND

       The following fundamental policies and investment restrictions have been adopted by Asian Fund and European Fund and, except as noted, such policies cannot be changed without approval by the vote of a majority of the outstanding voting securities of the applicable Fund, as defined in the 1940 Act.

The Funds may not:

                1. Purchase or sell real estate or interests in real estate (except that this restriction does not preclude investments in marketable securities of companies engaged in real estate activities).

                2. Purchase or sell commodities or commodity contracts, except that the Funds may purchase and sell stock index and currency options, stock index futures, interest rate futures, financial futures and currency futures contracts and related options on such futures.

                3. Purchase any security on margin, except that the Funds may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by the Fund of initial or variation margin in connection with futures or related options transactions shall not be considered the purchase of a security on margin.

                4. Make loans, although the Funds may (a) purchase money market securities and enter into repurchase agreements, (b) acquire bonds, debentures, notes and other debt securities, governmental obligations and certificates of deposit, and (c) lend portfolio securities.

                5. Issue senior securities, except to the extent permitted by the 1940 Act, including permitted borrowings.

                6. Underwrite securities of other persons, except to the extent that a Fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program.

                7. Purchase the securities of any issuer if, as a result, more than 25% of the value of a Fund's total assets, taken at market value, would be invested in the securities of issuers having their principal business activities in the same industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities but will (unless and until SEC changes its position) apply to foreign government obligations unless the SEC permits their exclusion.

                8. Purchase a security if, as a result, with respect to 75% of the value of a Fund's total assets, taken at market value, more than 5% of a Fund's total assets, taken at market value, would be invested in the securities of any one issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and except that a Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.

                9. Purchase a security if, as a result, more than 10% of the outstanding voting securities of any issuer would be held by a Fund, except that a Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order.

       The following restrictions are non-fundamental and may be changed by the Company's Board of Directors. Pursuant to such restrictions, each of the Funds will not:

                10. Make investments for the purpose of exercising control or management.

                11. Lend its portfolio securities in excess of 33-1/3% of its total assets, taken at market value; provided that loans of portfolio securities shall be made in accordance with the guidelines set forth under the heading "Lending of Portfolio Securities."

                12. Invest in securities which are illiquid if more than 15% of a Fund's total assets, taken at market value, would be invested in such securities.

                13. Effect short sales of securities, except that the Fund may make short sales "against the box" to the extent that the value of the securities sold short, in the aggregate, does not represent more than 10% of the Fund's total assets, taken at market value, at any given time.


       The following non-fundamental policies apply to all Funds. Subject to the investment restriction on lending portfolio securities, number 13 for Aggressive Growth Fund, Equity Fund, Growth Fund and Income Fund and number 11 for Asian Fund and European Fund, the Funds may from time to time lend securities from their respective portfolios to brokers, dealers and financial institutions such as banks and trust companies and receive collateral in cash or securities issued or guaranteed by the U.S. Government which will be maintained in an amount equal to at least 100% of the current market value of the loaned securities. Such cash will be invested in short-term securities, which will increase the current income of the applicable Fund. Such loans will not be for more than 30 days and will be terminable at any time. The Funds will have the right to regain record ownership of loaned securities to exercise beneficial rights such as voting rights, subscription rights and rights to dividends, interest or other distributions. The Funds may pay reasonable fees to persons unaffiliated with the Funds for services in arranging such loans. With respect to the lending of portfolio securities, there is the risk of failure by the borrower to return the securities involved in such transactions. See the information under the caption "Hedging Strategies and Other Investment Techniques -- Lending of Portfolio Securities" above.


       Each Fund's ability and decisions to purchase or sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets. Because the shares of a Fund are redeemable on a daily basis in U.S. dollars, the Funds intend to manage their portfolios so as to give reasonable assurance that they will be able to obtain U.S. dollars to the extent necessary to meet anticipated redemptions. Under present conditions, it is not believed that these considerations will have any significant effect on the Funds' portfolio strategies.

                                   MANAGEMENT


DIRECTORS AND OFFICERS

         The directors and officers of the Company and their principal occupations during at least the last five years are set forth below.


                                       POSITIONS HELD WITH    PRINCIPAL OCCUPATION DURING AT LEAST THE PAST
                                       -------------------    ---------------------------------------------
        NAME, ADDRESS AND AGE              REGISTRANT         5 YEARS
        ---------------------              ----------         -------
  *CHARLES T. BAUER (78)                   Director and       Chairman of the Board of Directors,
   11 Greenway Plaza, Suite 100              Chairman         A I M Management Group Inc., A I M Advisors,
   Houston, TX 77046                                          Inc., A I M Capital Management, Inc.,
                                                              A I M Distributors, Inc., A I M Fund
                                                              Services, Inc. and Fund Management Company;
                                                              and Vice Chairman and Director, AMVESCAP PLC.


  BRUCE L. CROCKETT (53)                     Director         Director, ACE Limited (insurance company).
  906 Frome Lane                                              Formerly, Director, President and Chief
  McLean, VA 22102                                            Executive Officer, COMSAT Corporation; and
                                                              Chairman, Board of Governors of INTELSAT
                                                              (international communications company).


  OWEN DALY II (73)                          Director         Director, Cortland Trust Inc. (investment
  Six Blythewood Road                                         company). Formerly, Director, CF & I Steel
  Baltimore, MD  21210                                        Corp., Monumental Life Insurance Company and
                                                              Monumental General Insurance Company; and
                                                              Chairman of the Board of Equitable
                                                              Bancorporation.

  JACK FIELDS (46)                           Director         Chief Executive Officer, Texana Global, Inc.
  Jetero Plaza, Suite E                                       Formerly, Member of the U. S. House of
  8810 Will Clayton Parkway                                   Representatives.
  Humble, TX 77338




----------------
* A director who is an interested person of A I M Advisors, Inc. and the Company as defined in the 1940 Act.

                                       POSITIONS HELD WITH    PRINCIPAL OCCUPATION DURING AT LEAST THE PAST
                                       -------------------    ---------------------------------------------
        NAME, ADDRESS AND AGE               REGISTRANT        5 YEARS
        ---------------------               ----------        -------
 **CARL FRISCHLING (60)                      Director         Partner, Kramer, Levin, Naftalis & Frankel
   919 Third Avenue                                           (law firm).  Director, ERD Waste, Inc. (waste
   New York, NY  10022                                        management company), Aegis Consumer Finance
                                                              (auto leasing company) and Lazard Funds, Inc.
                                                              (investment companies).  Formerly, Partner,
                                                              Reid & Priest (law firm); and, prior thereto,
                                                              Partner, Spengler Carlson Gubar Brodsky &
                                                              Frischling (law firm).


  *ROBERT H. GRAHAM  (51)                  Director and       Director, President and Chief Executive
   11 Greenway Plaza, Suite 100             President         Officer, A I M Management Group Inc.;
   Houston, TX 77046                                          Director and President, A I M Advisors, Inc.;
                                                              Director and Senior Vice President,
                                                              A I M Capital Management, Inc.,
                                                              A I M Distributors, Inc., A I M Fund
                                                              Services, Inc. and Fund Management Company;
                                                              and Director, AMVESCAP PLC.


  JOHN F. KROEGER (73)                       Director         Director, Flag Investors International Fund,
  37 Pippins Way                                              Inc., Flag Investors Emerging Growth Fund,
  Morristown, NJ  07960                                       Inc., Flag Investors Telephone Income Fund,
                                                              Inc., Flag Investors Equity Partners  Fund,
                                                              Inc., Total Return U.S. Treasury Fund, Inc.,
                                                              Flag Investors Intermediate Term Income Fund,
                                                              Inc., Managed Municipal Fund, Inc., Flag
                                                              Investors Value Builder Fund, Inc., Flag
                                                              Investors Maryland Intermediate Tax-Free
                                                              Income Fund, Inc., Flag Investors Real Estate
                                                              Securities Fund, Inc., Alex. Brown Cash
                                                              Reserve Fund, Inc. and North American
                                                              Government Bond Fund, Inc. (investment
                                                              companies).  Formerly, Consultant, Wendell &
                                                              Stockel Associates, Inc. (consulting firm).

  LEWIS F. PENNOCK  (55)                     Director         Attorney in private practice in Houston,
  6363 Woodway, Suite 825                                     Texas.
  Houston, TX  77057





----------------
** A director who is an "interested person" of the Company as defined in the 1940 Act.

* A director who is an "interested person" of A I M Advisors, Inc. and the Company as defined in the 1940 Act.

                                       POSITIONS HELD WITH    PRINCIPAL OCCUPATION DURING AT LEAST THE PAST
                                       -------------------    ---------------------------------------------
        NAME, ADDRESS AND AGE               REGISTRANT        5 YEARS
        ---------------------               ----------        -------
  IAN W. ROBINSON (74)                     Director           Formerly, Executive Vice President and Chief
  183 River Drive                                             Financial Officer, Bell Atlantic Management
  Tequesta, FL  33469                                         Services, Inc. (provider of centralized
                                                              management services to telephone companies);
                                                              Executive Vice President, Bell Atlantic
                                                              Corporation (parent of seven telephone
                                                              companies); and Vice President and Chief
                                                              Financial Officer, Bell Telephone Company of
                                                              Pennsylvania and Diamond State Telephone
                                                              Company.


  LOUIS S. SKLAR (58)                        Director         Executive Vice President, Development and
  Transco Tower, 50th Floor                                   Operations, Hines Interests Limited
  2800 Post Oak Blvd.                                         Partnership (real estate development).
  Houston, TX  77056


***JOHN J. ARTHUR  (53)                    Senior Vice        Director, Senior Vice President and
   11 Greenway Plaza, Suite 100           President and       Treasurer, A I M Advisors, Inc.; and Vice
   Houston, TX   77046                      Treasurer         President and Treasurer, A I M Management
                                                              Group Inc., A I M Capital Management, Inc.,
                                                              A I M Distributors, Inc., A I M Fund
                                                              Services, Inc. and Fund Management Company.

  GARY T. CRUM  (50)                       Senior Vice        Director and President, A I M Capital
  11 Greenway Plaza, Suite 100              President         Management, Inc.; Director and Senior Vice
  Houston, TX 77046                                           President, A I M Management Group Inc. and
                                                              A I M Advisors, Inc.; and Director,
                                                              A I M Distributors, Inc. and AMVESCAP PLC.




-----------------
***   Mr. Arthur and Ms. Relihan are married to each other.

                                       POSITIONS HELD WITH    PRINCIPAL OCCUPATION DURING AT LEAST THE PAST
                                       -------------------    ---------------------------------------------
        NAME, ADDRESS AND AGE               REGISTRANT        5 YEARS
        ---------------------               ----------        -------
***CAROL F. RELIHAN  (43)                  Senior Vice        Director, Senior Vice President, General
   11 Greenway Plaza, Suite 100           President and       Counsel and Secretary, A I M Advisors, Inc.;
   Houston, TX   77046                      Secretary         Vice President, General Counsel and
                                                              Secretary, A I M Management Group Inc.;
                                                              Director, Vice President and General Counsel,
                                                              Fund Management Company; Vice President,
                                                              A I M Capital Management, Inc. and
                                                              A I M Distributors, Inc.; and General Counsel
                                                              and Vice President, A I M Fund Services, Inc.

  DANA R. SUTTON  (39)                  Vice President and    Vice President and Fund Controller,
  11 Greenway Plaza, Suite 100         Assistant Treasurer    A I M Advisors, Inc.; and Assistant Vice
  Houston, TX 77046                                           President and Assistant Treasurer, Fund
                                                              Management Company.


  ROBERT G. ALLEY  (49)                   Vice President      Senior Vice President, A I M Capital
  11 Greenway Plaza, Suite 100                                Management, Inc.; and Vice President,
  Houston, TX 77046                                           A I M Advisors, Inc.

  MELVILLE B. COX (54)                   Vice President       Vice President and Chief Compliance Officer,
  11 Greenway Plaza, Suite 100                                A I M Advisors, Inc., A I M Capital
  Houston, TX 77046                                           Management, Inc., A I M Distributors, Inc.,
                                                              A I M Fund Services, Inc. and Fund Management
                                                              Company.

  JONATHAN C. SCHOOLAR (36)               Vice President      Senior Vice President, A I M Capital
  11 Greenway Plaza, Suite 100                                Management, Inc.; and Vice President,
  Houston, TX 77046                                           A I M Advisors, Inc.

         The standing committees of the Board of Directors are the Audit Committee, the Investments Committee and the Nominating and Compensation Committee.

         The members of the Audit Committee are Messrs. Crockett, Daly, Fields, Frischling, Kroeger (Chairman), Pennock, Robinson and Sklar. The Audit Committee is responsible for meeting with the Company's auditors to review audit procedures and results and to consider any matters arising from an audit to be brought to the attention of the directors as a whole with respect to the Company's fund accounting or its internal accounting controls, and for considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such committee.





-----------------
***   Mr. Arthur and Ms. Relihan are married to each other.

       The members of the Investments Committee are Messrs. Bauer, Crockett, Daly (Chairman), Fields, Frischling, Kroeger, Pennock, Robinson and Sklar. The Investments Committee is responsible for reviewing portfolio compliance, brokerage allocation, portfolio investment pricing issues, interim dividend and distribution issues, and considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such committee.

       The members of the Nominating and Compensation Committee are Messrs. Crockett, Daly, Fields, Kroeger, Pennock (Chairman), Robinson and Sklar. The Nominating and Compensation Committee is responsible for considering and nominating individuals to stand for election as directors who are not interested persons as long as the Company maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act, reviewing from time to time the compensation payable to the disinterested directors, and considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such committee.

REMUNERATION OF DIRECTORS

       Each director is reimbursed for expenses incurred in attending each meeting of the Board of Directors or any committee thereof. Each director who
is not also an officer of the Company is compensated for his   services
according to a fee schedule which recognizes the fact that such director also serves as a director or trustee of other AIM Funds. Each such director receives a fee, allocated among the AIM Funds for which he serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

                Set forth below is information regarding compensation paid or accrued for each director of the Company:

                                                              RETIREMENT
                                                               BENEFITS                    TOTAL
                                        AGGREGATE              ACCRUED                  COMPENSATION
                                      COMPENSATION         BY ALL APPLICABLE         FROM ALL APPLICABLE
             DIRECTOR                FROM COMPANY(1)         AIM FUNDS(2)(3)             AIM FUNDS(4)
             --------                ---------------       -----------------         -------------------
  Charles T. Bauer                  $              0       $               0        $                  0

  Bruce L. Crockett                            6,760                  67,774                      84,000

  Owen Daly II                                 6,760                 103,542                      84,000

  Jack Fields                                  4,548                       0                      71,000

  Carl Frischling(5)                           6,760                  96,520                      84,000

  Robert H. Graham                                 0                       0                           0

  John F. Kroeger                              6,760                  94,132                      82,500

  Lewis F. Pennock                             6,760                  55,777                      84,000

  Ian W. Robinson                              6,760                  85,912                      84,000

  Louis S. Sklar                               6,680                  84,370                      83,500

----------------

(1) The total amount of compensation deferred by all directors of the Company during the fiscal year ended October 31, 1997, including interest earned thereon, was $28,167.

(2) During the fiscal year ended October 31, 1997, the total amount of expenses allocated to the Company in respect of such retirement benefits was $27,879. Data reflect compensation earned for the calendar year ended December 31, 1997.

(3) As used herein, "Applicable AIM Funds" means the regulated investment companies managed by AIM.

(4) Each Director serves as director or trustee of a total of eleven registered investment companies advised by AIM (comprised of over 45 portfolios). Data reflect total compensation earned during the calendar year ended December 31, 1997.

(5) The Company paid the law firm of Kramer, Levin, Naftalis & Frankel $27,224 in legal fees for services provided to the Funds during the fiscal year ended October 31, 1997. Mr. Frischling, a Director of the Company, is a partner in such firm.


AIM FUNDS RETIREMENT PLAN FOR ELIGIBLE DIRECTORS/TRUSTEES

       Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each director (who is not a employee of any of the AIM Funds, A I M Management Group Inc. or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Directors. Pursuant to the Plan, the normal retirement date is the date on which the eligible director has attained age 65 and has completed at least five years of continuous service with one or more of the Applicable AIM Funds. Each eligible director is entitled to receive an annual benefit from the Applicable AIM Funds commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to 75% of the retainer paid or accrued by the Applicable AIM Funds for such director during the twelve-month period immediately preceding the director's retirement (including amounts deferred under a separate agreement between the Applicable AIM Funds and the director) for the number of such director's years of service (not in excess of 10 years of service) completed with respect to any of the Applicable AIM Funds. Such benefit is payable to each eligible director in quarterly installments.
If an eligible director dies after attaining the normal retirement date but before receipt of any benefits under the Plan commences, the director's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased director for no more than ten years beginning the first day of the calendar quarter following the date of the director's death. Payments under the Plan are not secured or funded by any AIM Fund.

       Set forth below is a table that shows the estimated annual benefits payable to an eligible director upon retirement assuming the retainer amount reflected below and various years of service. The estimated credited years of service for Messrs. Crockett, Daly, Fields, Frischling, Kroeger, Pennock, Robinson and Sklar are 10,10, 0, 20, 19, 16, 10 and 8 years, respectively.


                  ESTIMATED ANNUAL BENEFITS UPON RETIREMENT


              Number of Years                    Annual Retainer
              of Service with            Paid by all Applicable AIM Funds
              the Applicable
                 AIM Funds                           $80,000
              ---------------            --------------------------------


                    10                               $60,000

                     9                               $54,000

                     8                               $48,000

                     7                               $42,000

                     6                               $36,000

                     5                               $30,000


DEFERRED COMPENSATION AGREEMENTS

       Messrs. Daly, Frischling, Kroeger, Robinson and Sklar (for purposes of this paragraph only, the "deferring directors") have each executed a Deferred Compensation Agreement (collectively, the "Agreements"). Pursuant to the Agreements, the deferring directors may elect to defer receipt of up to 100% of their compensation payable by the Company, and such amounts are placed into a deferral account. Currently, the deferring directors may select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the deferring directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five (5) or ten (10) years (depending on the Agreement) beginning on the date the deferring director's retirement benefits commence under the Plan. The Company's Board of Directors, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the deferring director's termination of service as a director of the Company. If a deferring director dies prior to the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a single lump sum payment as soon as practicable after such deferring director's death. The Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the deferring directors have the status of unsecured creditors of the Company and of each other AIM Fund from which they are deferring compensation.


INVESTMENT ADVISORY, SUB-ADVISORY AND ADMINISTRATIVE SERVICES AGREEMENTS

       AIM is a wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London EC2M 4YR, United Kingdom.

       AIM and the Company have adopted a Code of Ethics which requires investment personnel and certain other employees (a) to pre-clear personal securities transactions subject to the Code of Ethics, (b) to file reports or duplicate confirmations regarding such transactions, (c) to refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security, and (iii) transactions involving securities being considered for investment by an AIM Fund and (d) to abide by certain other provisions under the Code of Ethics. The Code of Ethics also prohibits investment personnel and all other AIM employees from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by AIM, and the Board of Directors reviews quarterly and annual reports (including information on any substantial violations of the Code of Ethics). Sanctions for violations of the Code of Ethics may include censure, monetary penalties, suspension or termination of employment.

       The Company, on behalf of the Funds, has entered into a Master Investment Advisory Agreement ("Investment Advisory Agreement") and a Master Administrative Services Agreement ("Administrative Services Agreement"), both dated February 28, 1997, as amended, with AIM. In addition, AIM has entered into a Master Sub-Advisory Agreement (the "Sub- Advisory Agreement") with INVESCO Global Asset Management Limited ("IGAM") with respect to Asian Fund and European Fund. In addition, IGAM has entered into a Sub-Sub-Advisory Agreement with INVESCO Asia Limited ("IAL") with respect to Asian Fund and a Sub-Sub-Advisory Agreement with INVESCO Asset Management Limited ("IAML") with respect to European Fund. See "Management" in the Prospectus.

       The Investment Advisory Agreement and, with respect to Asian Fund and European Fund, the Sub-Advisory Agreement and Sub-Sub-Advisory Agreements provide that each Fund will pay or cause to be paid all expenses of the Fund not assumed by AIM (or IGAM, IAL and IAML), including, without limitation: brokerage commissions; taxes, legal, accounting, auditing or governmental fees; the cost of preparing share certificates; custodian, transfer and shareholder service agent costs; expenses of issue, sale, redemption and repurchase of shares; expenses of registering and qualifying shares for sale; expenses relating to directors and shareholders meetings; the cost of preparing and distributing reports and notices to shareholders; the fees and other expenses incurred by the Company on behalf of a Fund in connection with membership in investment company organizations; the cost of printing copies of prospectuses and statements of additional information distributed to each Fund's shareholders; and all other charges and costs of a Fund's operations unless otherwise expressly provided.


       The Investment Advisory Agreement for the Funds and the Sub-Advisory Agreement and Sub-Sub-Advisory Agreements for Asian Fund and European Fund, each provides that such agreement will continue in effect for two years, and from year to year thereafter only if such continuance is specifically approved at least annually by the Company's Board of Directors and by the affirmative vote of a majority of the directors who are not parties to the agreement or "interested persons" of any such party (the "Non-Interested Directors") by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement and the Sub-Advisory Agreement each provides that the Funds or AIM and, with respect to the Sub-Sub-Advisory Agreements each provides that the applicable Fund, Sub-Sub-Advisor or the Sub-Advisor, may terminate such agreement on sixty (60) days' written notice without penalty. The

Investment Advisory Agreement, Sub-Advisory Agreement and Sub-Sub-Advisory Agreements each terminates automatically in the event of its assignment. Under the Investment Advisory Agreement, AIM is entitled to receive from each Fund a fee calculated at the following annual rates based on the average daily net assets of the Fund:


                             AIM ASIAN GROWTH FUND
                         AIM EUROPEAN DEVELOPMENT FUND

                Net Assets                                                        Annual Rate
                ----------                                                        -----------
                First $ 500 million . . . . . . . . . . . . . . . . . . . . . .      0.95%
                Over $ 500 million  . . . . . . . . . . . . . . . . . . . . . .      0.90%


                                            AIM GLOBAL AGGRESSIVE GROWTH FUND

                Net Assets                                                        Annual Rate
                ----------                                                        -----------

                First $1 billion  . . . . . . . . . . . . . . . . . . . . . . .      0.90%
                Over $1 billion . . . . . . . . . . . . . . . . . . . . . . . .      0.85%


                                                  AIM GLOBAL GROWTH FUND

                Net Assets                                                        Annual Rate
                ----------                                                        -----------

                First $1 billion  . . . . . . . . . . . . . . . . . . . . . . .      0.85%
                Over $1 billion . . . . . . . . . . . . . . . . . . . . . . . .      0.80%


                                                  AIM GLOBAL INCOME FUND

                Net Assets                                                        Annual Rate
                ----------                                                        -----------

                First $1 billion  . . . . . . . . . . . . . . . . . . . . . . .      0.70%
                Over $1 billion . . . . . . . . . . . . . . . . . . . . . . . .      0.65%

                                              AIM INTERNATIONAL EQUITY FUND

                Net Assets                                                        Annual Rate
                ----------                                                        -----------

                First $1 billion  . . . . . . . . . . . . . . . . . . . . . . .      0.95%
                Over $1 billion . . . . . . . . . . . . . . . . . . . . . . . .      0.90%

       AIM has voluntarily agreed to waive advisory fees under the Investment Advisory Agreement in order to achieve the following annual fee structure for Equity Fund: 0.95% of the first $500 million of Equity Fund's average daily net assets; 0.90% of the next $500 million of Equity Fund's average daily net assets; and 0.85% of Equity Fund's average daily net assets exceeding $1 billion. AIM may terminate such fee waiver at any time without notice to Shareholders.

         AIM may from time to time voluntarily waive or reduce its fees, while retaining its ability to be reimbursed for such fee prior to the end of each fiscal year. Any fee waivers will be shared proportionately by the sub-advisor. Fee waivers or reductions other than those contained in the Advisory Agreement, Sub-Advisory Agreement or Sub-Sub-Advisory Agreements, may be modified or terminated at any time and without notice to investors.

         For the fiscal years ended October 31, 1997, 1996 and 1995, AIM received advisory fees, net of advisory fee waivers from each Fund as follows:

                                            1997                   1996                1995
                                            ----                   ----                ----
         Aggressive Growth Fund         $  19,996,061         $  8,571,918         $  1,106,108
         Equity Fund                    $  17,546,102         $ 10,085,495         $  6,148,093
         Growth Fund                    $   2,895,282         $  1,163,814         $    125,323
         Income Fund                    $      44,375         $      -0-           $      -0-

         Under the Sub-Advisory Agreement, IGAM is entitled to receive from AIM with respect to each of Asian Fund and European Fund, a fee calculated at the following annual rates based on the average daily net assets of the Fund:

                 Net Assets                                                          Annual Rate
                 ----------                                                          -----------
                First $ 500 million . . . . . . . . . . . . . . . . . . . . . .          0.20%
                Over $ 500 million  . . . . . . . . . . . . . . . . . . . . . .         0.175%

       Under the Sub-Sub-Advisory Agreements IAL, with respect to Asian Fund, and IAML, with respect to European Fund, are each entitled to receive from IGAM an annual fee equal to 100% of the fee received by the Sub-Advisor with respect to the applicable Fund.

       For the fiscal years ended October 31, 1997, 1996 and 1995, AIM waived advisory fees for each Fund as follows:



                                            1997                  1996                   1995
                                            ----                  ----                   ----
         Aggressive Growth Fund         $     -0-             $    -0-              $      -0-
         Equity Fund                    $   738,005           $ 299,147             $    77,672
         Growth Fund                    $     -0-             $    -0-              $    19,558
         Income Fund                    $   302,278           $ 182,596             $    55,087

         The Administrative Services Agreement for the Funds provides that AIM may perform, or arrange for the performance of, certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the Investment Advisory Agreement. For such services, AIM is entitled to receive from each Fund reimbursement of AIM's costs or such reasonable compensation as may be approved by the Company's Board of Directors. The Administrative Services Agreement provides that such agreement will continue in effect for two years, and shall continue in effect from year to year thereafter only if such continuance is specifically approved at least annually by the Company's Board of Directors, and by the affirmative note of the Non-Interested Directors by votes cast in person at a meeting called for such purpose.

         For the fiscal years ended October 31, 1997, 1996 and 1995, AIM received reimbursement of administrative services costs from each Fund as follows:

                                             1997               1996                       1995
                                             ----               ----                       ----
         Aggressive Growth Fund         $   109,161           $  86,330             $     25,218
         Equity Fund                    $   105,163           $  94,250             $     29,858
         Growth Fund                    $    87,673           $  78,151             $     21,984
         Income Fund                    $    74,031           $  74,433             $     29,858

         In addition, the Transfer Agency and Service Agreement for the Funds provides that A I M Fund Services, Inc. ("AFS"), a registered transfer agent and wholly owned subsidiary of AIM, will perform certain shareholder services for the Funds for a fee per account serviced. The Transfer Agency and Service Agreement provides that AFS will process orders for purchases, redemptions and exchanges of shares, prepare and transmit payments for dividends and distributions declared by the Funds, maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts.

         For the fiscal years ended October 31, 1997, 1996 and 1995, AFS received transfer agency and shareholder services fees with respect to each Fund as follows:


                                                        1997                   1996               1995
                                                        ----                   ----               ----
                 Aggressive Growth Fund            $  3,429,751           $ 1,474,675         $ 258,683
                 Equity Fund                       $  1,774,819           $ 1,170,699         $ 757,067
                 Growth Fund                       $    479,472           $   216,804         $  33,579
                 Income Fund                       $     72,578           $    40,282         $   9,321


                             THE DISTRIBUTION PLANS

         THE CLASS A AND C PLAN. The Company has adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to the Class A and Class C shares of the Funds (the "Class A and C Plan"). The Class A and C Plan provides that for Aggressive Growth Fund, Growth Fund and Income Fund the Class A shares pay 0.50% per annum of their average daily net assets, for Equity Fund the Class A shares pay 0.30% per annum of their average daily net assets and for Asian Fund and European Fund the Class A shares pay 0.35% per annum of their average daily net assets as compensation to AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares. Under the Class A and C Plan, Class C shares of each Fund pay compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets attributable to Class C shares. Of such amount, each Fund pays a service fee of 0.25% of the average daily net assets attributable to Class A and Class C shares to selected dealers and other institutions which furnish continuing personal shareholder services to their customers who purchase and own Class A and Class C shares. Activities appropriate for financing under the Class A and C Plan include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class A and C Plan.

         THE CLASS B PLAN. The Company has also adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of the Funds (the "Class B Plan", and collectively with the Class A and C Plan, the "Plans"). Under the Class B Plan, each Fund pays compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets attributable to Class B shares. Of such amount, each Fund pays a service fee of 0.25% of the average daily net assets attributable to Class B shares to selected dealers and other institutions which furnish continuing personal shareholder services to their customers who purchase and own Class B shares. Amounts paid in accordance with the Class B Plan may be used to finance any activity primarily intended to result in the sale of Class B shares, including but not limited to printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class B Plan. AIM Distributors may transfer and sell its rights to payments under the Class B Plan in order to finance distribution expenditures in respect of Class B shares.

         BOTH PLANS. Pursuant to an incentive program, AIM Distributors may enter into agreements ("Shareholder Service Agreements") with investment dealers selected from time to time by AIM Distributors for the provision of distribution assistance in connection with the sale of the Funds' shares to such dealers' customers, and for the provision of continuing personal shareholder services to customers who may from time to time directly or beneficially own shares of the Funds. The distribution assistance and continuing personal shareholder services to be rendered by dealers under the Shareholder Service Agreements may include, but shall not be limited to, the following: distributing sales literature; answering routine customer inquiries concerning the Funds; assisting customers in changing dividend options, account designations and addresses, and in enrolling in any of several special investment plans offered in connection with the purchase of the Funds' shares; assisting in the establishment and maintenance of customer accounts and records and in the processing of purchase and redemption transactions; investing dividends and any capital gains distributions automatically in the Funds' shares; and providing such other information and services as the Funds or the customer may reasonably request.

         Under the Plans, in addition to the Shareholder Service Agreements authorizing payments to selected dealers, banks may enter into Shareholder Service Agreements authorizing payments under the Plans to be made to banks which provide services to their customers who have purchased shares. Services provided pursuant to Shareholder Service Agreements with banks may include some or all of the following: answering shareholder inquiries regarding a Fund and the Company; performing sub-accounting; establishing and maintaining shareholder accounts and records; processing customer purchase and redemption transactions; providing periodic statements showing a shareholder's account balance and the integration of such statements with those of other transactions and balances in the shareholder's other accounts serviced by the bank; forwarding applicable prospectuses, proxy statements, reports and notices to bank clients who hold Fund shares; and such other administrative services as a Fund reasonably may request, to the extent permitted by applicable statute, rule or regulation. Similar agreements may be permitted under the Plans for institutions which provide recordkeeping for and administrative services to 401(k) plans.

         Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another.

         Under a Shareholder Service Agreement, a Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement generally will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate of 0.25% of the average daily net asset value of the Funds' shares purchased or acquired through exchange. Fees calculated in this manner shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which the Fund's shares are held.

         Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD"). The Plans conform to rules of the NASD by limiting payments made to dealers and other financial institutions who provide continuing personal shareholder services to their customers who purchase and own shares of the Funds to no more than 0.25% per annum of the average daily net assets of the funds attributable to the customers of such dealers or financial institutions, and by imposing a cap on the total sales charges, including asset based sales charges, that may be paid by the Funds and their respective classes.

         AIM Distributors does not act as principal, but rather as agent for the Fund, in making dealer incentive and shareholder servicing payments under the Plans. These payments are an obligation of the Fund and not of AIM Distributors.


         For the fiscal year ended October 31, 1997, the Funds paid the following amounts under the Class A and C Plan and the Class B Plan:


                                                                                                     % of Class
                                                                                                    Average Daily
                                                                                                     Net Assets
                                                                                           ------------------------------
                                           Class A      Class B        Class C*             Class A    Class B    Class C
                                           ------------------------------------------------------------------------------
         Aggressive Growth Fund            $ 5,877,002  $ 11,173,566   $    6,233             0.50%    1.00%      1.00%
         Equity Fund                       $ 4,249,575  $  5,581,303   $   13,568             0.30%    1.00%      1.00%
         Growth Fund                       $   778,588  $  1,847,507   $    1,532             0.50%    1.00%      1.00%
         Income Fund                       $   137,912  $    219,155   $      240             0.50%    1.00%      1.00%


An estimate by category of actual fees paid by the Funds with regard to the Class A shares under the Class A and C Plan during the year ended October 31, 1997 follows:

                                                  Aggressive          Equity         Growth          Income
                                                 Growth Fund           Fund           Fund            Fund
                                                 -----------       -------------    -----------       ---------
CLASS A

    Advertising   . . . . . . . . . . . .        $   140,844       $     439,918    $    23,330       $    4,444

    Printing and mailing prospectuses,
    semi-annual reports and annual
    reports (other than to current
    shareholders)   . . . . . . . . . . .        $    12,986       $      39,902    $     2,029       $     -0-

    Seminars  . . . . . . . . . . . . . .        $    38,957       $     120,702    $     7,100       $    1,111

    Compensation to Underwriters to partially
    offset other marketing expenses   . .        $     -0-         $       -0-      $     -0-         $    -0-

    Compensation to Dealers including
    finder's fees   . . . . . . . . . . .        $ 5,684,215       $   3,650,053    $   746,129       $  132,357


    Compensation to Sales Personnel   . .        $      -0-        $        -0-     $      -0-        $    -0-

    Annual Report Total   . . . . . . . .        $ 5,877,002       $   4,249,575    $   778,588       $  137,912






--------------
*     The Class C shares of all Funds commenced sales on August 4, 1997.

         An estimate by category of actual fees paid by the Funds under the Class B Plan during the year ended October 31, 1997 as follows:



                                                  Aggressive           Equity          Growth         Income
                                                 Growth Fund            Fund            Fund            Fund
                                                 -----------       ------------     ------------     ----------
CLASS B

    Advertising   . . . . . . . . . . . .        $ 1,170,558       $   574,366      $   191,750      $  20,522

    Printing and mailing prospectuses,
    semi-annual reports and annual
    reports (other than to current
    shareholders)   . . . . . . . . . . .        $   108,051       $    51,943      $    16,978      $   1,954

    Seminars  . . . . . . . . . . . . . .        $   320,152       $   156,827      $    51,932      $   6,840

    Compensation to Underwriters to partially
    offset upfront dealer commissions and
    other marketing costs   . . . . . . .        $ 8,380,175       $ 4,185,977      $ 1,385,630      $ 164,366

    Compensation to Dealers   . . . . . .        $ 1,194,630       $   612,190      $   201,217      $  25,473

    Compensation to Sales Personnel   . .        $       -0-       $       -0-      $       -0-      $     -0-

    Annual Report Total   . . . . . . . .        $11,173,566       $ 5,581,303      $ 1,847,507      $ 219,155



         An estimate by category of actual fees paid by the Funds with regard to the Class C shares under the Class A and C Plan during the period August 4, 1997 (inception date) through October 31, 1997 as follows:


                                                  Aggressive          Equity           Growth            Income
                                                 Growth Fund           Fund             Fund              Fund
                                                 -----------       -----------       ----------         -------
CLASS C

    Advertising   . . . . . . . . . . . .        $     1,095       $     2,652       $      310         $    10

    Printing and mailing prospectuses,
    semi-annual reports and annual
    reports (other than to current
    shareholders)   . . . . . . . . . . .        $        70       $       222       $       68         $     1

    Seminars  . . . . . . . . . . . . . .        $       388       $       411       $      -0-         $   -0-

    Compensation to Underwriters to partially
    offset upfront dealer commissions and
    other marketing costs   . . . . . . .        $     4,675       $    10,176       $    1,149         $   180

    Compensation to Dealers   . . . . . .        $         5       $       107       $        5         $    49

    Compensation to Sales Personnel   . .        $       -0-       $       -0-       $      -0-         $   -0-

    Annual Report Total   . . . . . . . .        $     6,233       $    13,568       $    1,532         $   240

         The Plans require AIM Distributors to provide the Board of Directors at least quarterly with a written report of the amounts expended pursuant to the Plans and the purposes for which such expenditures were made. The Board of Directors reviews these reports in connection with their decisions with respect to the Plans.

         As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Company and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans ("Qualified Directors"). In approving the Plans in accordance with the requirements of Rule 12b-1, the directors considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of the Funds and their respective shareholders.

         The Plans do not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Funds will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.

         Unless terminated earlier in accordance with their terms, the Plans continue in effect until June 30, 1998 and each year thereafter, as long as such continuance is specifically approved at least annually by the Board of Directors, including a majority of the Qualified Directors.

         The Plans may be terminated by the vote of a majority of the Independent Directors, or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

         Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, it may be amended by the directors, including a majority of the Qualified Directors, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Qualified Directors is committed to the discretion of the Qualified Directors. In the event the Class A and C Plan is amended in a manner which the Board of Directors determines would materially increase the charges paid under the Class A and C Plan, the Class B shares of the Funds will no longer convert into Class A shares of the same Funds unless the Class B shares, voting separately, approve such amendment. If the Class B shareholders do not approve such amendment, the Board of Directors will (i) create a new class of shares of the Funds which is identical in all material respects to the Class A shares as they existed prior to the implementation of the amendment and (ii) ensure that the existing Class B shares of the Funds will be exchanged or converted into such new class of shares no later than the date the Class B shares were scheduled to convert into Class A shares.

         The principal differences between the Class A and C Plan, on the one hand, and the Class B Plan, on the other hand, are: (i) the Class A and C Plan allows payment to AIM Distributors or to dealers or financial institutions of up to 0.50% of average daily net assets of the Class A shares of Aggressive Growth Fund, Income Fund, and Growth Fund, of up to 0.35% of average daily net assets of the Class A shares of Asian Fund and European Fund, and of up to 0.30% of average daily net assets of the Class A shares of Equity Fund, as compared to 1.00% of such assets of each Fund's Class B shares; (ii) the Class B Plan obligates the Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors unless there has been a complete termination of the Class B Plan (as defined in such Plan) and (iii) the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.

                                THE DISTRIBUTOR

         Information concerning AIM Distributors and the continuous offering of the Funds' shares is set forth in the Prospectus under the headings "How to Purchase Shares" and "Terms and Conditions of Purchase of the AIM Funds." A Master Distribution Agreement with AIM Distributors relating to the Class A and Class C shares of the Funds was approved by the Board of Directors on June 11, 1997. A Master Distribution Agreement with AIM Distributors relating to the Class B shares of the Funds was also approved by the Board of Directors on December 11, 1996. Both such Master Distribution Agreements are hereinafter collectively referred to as the "Distribution Agreements."

         The Distribution Agreements provide that AIM Distributors will bear the expenses of printing from the final proof and distributing the Funds' prospectuses and statements of additional information relating to public offerings made by AIM Distributors pursuant to the Distribution Agreements (other than those prospectuses and statements of additional information distributed to existing shareholders of the Funds), and any promotional or sales literature used by AIM Distributors or furnished by AIM Distributors to dealers in connection with the public offering of the Funds' shares, including expenses of advertising in connection with such public offerings. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

         AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B and Class C shares of the Funds at the time of such sales. Payments with respect to Class B shares will equal 4.0% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. AIM Distributors anticipates that it will require a number of years to recoup from Class B Plan payments the sales commissions paid to dealers and institutions in connection with sales of Class B shares. In the future, if multiple distributors serve a Fund, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of the Fund's Class B shares sold by or attributable to the distribution efforts of that distributor.


         AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares.
AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.

         The Company (on behalf of any class of the Funds) or AIM Distributors may terminate the Distribution Agreements on sixty (60) days' written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors; provided, however, that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments to AIM Distributors. Termination of the Class B Plan or Distribution Agreement does not affect the obligation of the Funds and their Class B shareholders to pay contingent deferred sales charges.

         The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by AIM Distributors for the fiscal years ended October 31, 1997, 1996 and 1995:


                                         1997                         1996                       1995
                                         ----                         ----                       -----
                                 Sales      Amount          Sales        Amount        Sales         Amount
                               Charges      Retained       Charges       Retained    Charges        Retained
                            ------------   ----------   -------------  ----------    --------       --------
Aggressive Growth Fund       $12,462,271    $2,200,552    $17,453,757    $3,270,278    $4,770,524     $779,090
Equity Fund                  $ 7,481,513    $1,172,508    $ 8,663,571    $1,489,975    $3,662,531     $565,101
Growth Fund                  $ 1,621,736    $  286,414    $ 2,044,262    $  388,799    $  473,172     $ 82,337
Income Fund                  $   348,033    $   59,763    $   325,210    $   57,096    $  156,910     $ 27,115

         The following chart reflects the contingent deferred sales charges paid by Class A, Class B and Class C shareholders for the fiscal years ended October 31, 1997, 1996 and 1995 for Class A and Class B shares and for the period August 4, 1997 (inception date) through October 31, 1997 for Class C shares:


                                         1997                         1996                  1995
                                         ----                         ----                  ----
Aggressive Growth Fund                  $133,018                    $ 84,130               $ 68,427
Equity Fund                             $ 91,984                    $ 39,753               $106,168
Growth Fund                             $ 25,870                    $ 14,106               $ 25,155
Income Fund                             $  3,397                    $  4,924               $  3,877


                       HOW TO PURCHASE AND REDEEM SHARES

         A complete description of the manner by which shares of each Fund may be purchased appears in the Prospectus under the headings "How to Purchase Shares," "Terms and Conditions of Purchase of the AIM Funds" and "Special Plans."

         The sales charge normally deducted on purchases of Class A shares of each Fund is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of the Fund's Class A shares. Since there is little expense associated with unsolicited orders placed directly with AIM Distributors by persons who, because of their relationship with the Funds or with AIM and its affiliates, are familiar with the Funds, or whose programs for purchase involve little expense (e.g., because of the size of the transaction and shareholder records required), AIM Distributors believes that it is appropriate and in the Funds' best interest that such persons, and certain other persons whose purchases result in relatively low expenses of distribution, be permitted to purchase Class A shares of the Funds through AIM Distributors without payment of a sales charge. The persons who may purchase Class A shares of the Funds without a sales charge are set forth in the Prospectus.

         Complete information concerning the method of exchanging shares of the Funds for shares of the other AIM Funds is set forth in the Prospectus under the heading "Exchange Privilege."


         Information concerning redemption of the Funds' shares is set forth in the Prospectus under the heading "How to Redeem Shares." AIM may redeem all shares of Aggressive Growth Fund, Equity Fund and Growth Fund in cash. In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Fund (Telephone: (800) 959-4246) and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of a Fund next determined after the repurchase order is received. Such arrangement is subject to timely receipt by A I M Fund Services, Inc., the Funds' transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by the Funds or by AIM Distributors (other than any applicable CDSC) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.

         The right of redemption may be suspended or the date of payment postponed when (a) trading on the New York Stock Exchange ("NYSE ") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.


                         NET ASSET VALUE DETERMINATION

         In accordance with current SEC rules and regulations, the net asset value per share of a Fund is determined once daily as of the close of trading of the NYSE (generally 4:00 p.m. Eastern Time) on each business day of the Fund. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of a Fund share is determined as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and options contract closing prices which are available fifteen (15) minutes after the close of trading of the NYSE will generally be used. Each Class' net asset value per share is determined by subtracting the Class' liabilities (e.g., the expenses) from the Class' assets, and dividing the result by the total number of Class shares outstanding. Determination of the Class' net asset value per share is made in accordance with generally accepted accounting principles.

         Equity securities listed or traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last quoted sales price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost, which approximates fair market value.

         Generally, trading in foreign securities, as well as corporate bonds, U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of a Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.


                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

         Income dividends and capital gains distributions are automatically reinvested in additional shares of the same class of each Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another AIM Fund, subject to the terms and conditions set forth in the Prospectus under the caption "Special Plans -- Automatic Dividend Investment Plan." If a shareholder's account does not have any shares in it on a dividend or capital gains distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.

TAX MATTERS

         The following is only a summary of certain additional tax considerations generally affecting each Fund and its shareholders that are not described in the Funds' Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Funds' Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

         Qualification as a Regulated Investment Company. As stated in the Funds' Prospectus, each Fund intends to qualify each year as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for tax treatment as a regulated investment company under the Code, each Fund is required, among other things, to derive at least 90% of its gross income in each taxable year from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies and other income (including but not limited to gains from options, futures or forward contracts derived with respect to the Fund's business of investing in such stock, securities or currencies) (the "Income Requirement"). Foreign currency gains (including gains from options, futures or forward contracts on foreign currencies) that are not "directly related" to a Fund's principal business may, under regulations not yet issued, not be qualifying income for purposes of the Income Requirement.

         At the close of each quarter of its taxable year, at least 50% of the value of each Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Test"). For purposes of the Asset Diversification Test, it is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or foreign government backing the particular currency. Consequently, a Fund may find it necessary to seek a ruling from the Internal Revenue Service on this issue or to curtail its trading in forward foreign currency exchange contracts in order to stay within the limits of the Asset Diversification Test.

         If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders.

         Fund Distributions. Under the Code, each Fund is exempt from U.S. federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and its net exempt-interest income for the year. Distributions of investment company taxable income will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in shares.

         Each Fund also intends to distribute to shareholders substantially all of the excess of its net long-term capital gain over net short-term capital loss as a capital gain dividend. Capital gain dividends are taxable to shareholders as a long-term capital gain, regardless of the length of time a shareholder has held his shares.

         Treasury regulations permit a regulated investment company in determining its investment company taxable income and undistributed net capital gain for any taxable year to elect to treat all or part of any net capital loss, any net long-term capital loss, or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

         A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute in each calendar year an amount equal to 98% of their ordinary taxable income for the calendar year plus 98% of their "capital gain net income" (excess of capital gains over capital losses) for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         For purposes of the excise tax, a regulated investment company shall
(1) offset a net ordinary loss (but not below the net capital gain) for any calendar year in determining its capital gain net income for the one-year period ending on October 31 of such calendar year and (2) exclude foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year (and, instead, to include such gains and losses in determining ordinary taxable income for the succeeding calendar year). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax.

         Investment in Foreign Financial Instruments. Under Code Section 988, gains or losses from certain foreign currency forward contracts or fluctuations in exchange rates will generally be treated as ordinary income or loss. Such Code Section 988 gains or losses will increase or decrease the amount of a Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gains. Additionally, if Code Section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to pay any ordinary income dividends, and any such dividends paid before the losses were realized, but in the same taxable year, would be recharacterized as a return of capital to shareholders, thereby reducing the tax basis of Fund shares.

         Hedging Transactions. Some of the forward foreign currency exchange contracts, options and futures contracts that the Funds may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term (taxable at 20%) and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss.

         The Funds may engage in certain hedging transactions (such as short sales "against the box") that may be subject to special tax treatment as "constructive sales" under section 1259 of the Code if a Fund holds certain "appreciated Financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Fund will be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain in the taxable year which includes such date unless the closed transaction exception applies).

         Other hedging transactions in which the Funds may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Funds. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Funds of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Funds (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.


         Each Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

         Because application of any of the foregoing rules governing Section 1256 contracts, constructive sales, straddle and conversion transactions may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected investment or straddle positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not engage in such transactions.

         PFIC Investments. Each Fund may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, an "excess distribution" received with respect to PFIC stock is treated as having been realized ratably over the period during which the Fund held the PFIC stock.
The Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to the Fund's holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though the Fund distributes the corresponding income to shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.

         Each Fund may be able to elect alternative tax treatment with respect to PFIC stock. Under one such election (the "QEF Election"), a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. For Taxable years beginning after December 31, 1997, each Fund will alternatively be able to make an election to mark any shares of PFIC stock that it holds to market (the "Section 1296 Election"). If the Section 1296 election is made with respect to any PFIC stock, a Fund will recognize ordinary income to the extent that the fair market value of such PFIC stock at the close of any taxable year exceeds its adjusted basis and will also recognize ordinary income in the event that it disposes of any shares of such PFIC stock at a gain. In each case, such ordinary income will be treated as dividend income for purposes of the Income Requirement. A Fund making the
Section 1296 Election with respect to any PFIC stock will similarly recognize a deductible ordinary loss to the extent that the adjusted basis of such PFIC stock exceeds its fair market value at the close of any taxable year and will also recognize a deductible ordinary loss in the event that it disposes of such PFIC stock at a loss. However, the amount of any ordinary loss recognized by a Fund making a Section 1296 Election with respect to any PFIC stock may not exceed the amount of ordinary income previously recognized by such Fund by reason of marking such PFIC stock to market. If either the QEF Election or the
Section 1296 Election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. The Funds' intentions to qualify annually as regulated investment companies may limit their ability to invest and hold PFIC stock.

         Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject the Funds themselves to tax on certain income from PFIC stock, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gains, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

         Redemption or Exchange of Shares. Upon a redemption or exchange of shares, a shareholder will recognize a taxable gain or loss depending upon his or her basis in the shares. Unless the shares are disposed of as part of a conversion transaction, such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, depending upon the shareholder's holding period for the shares. Except to the extent otherwise provided in future Treasury regulations any long-term capital gain recognized by a non-corporate shareholder will be subject to tax at a maximum rate of 20% if the shares sold or redeemed were held for more than 18 months. Any loss recognized by a shareholder on the sale of Fund shares held six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

         If a shareholder exercises the exchange privilege within 90 days of acquiring Class A shares, then the loss such shareholder recognizes on the exchange will be reduced (or the gain increased) to the extent the sales charge paid upon the purchase of Class A shares reduces any charge such shareholder would have owed upon purchase of the new Class A shares in the absence of the exchange privilege. Instead, such sales charge will be treated as an amount paid for the new Class A shares. In addition, any loss recognized on a sale or exchange will be disallowed to the extent that disposed Class A shares, Class B shares or Class C shares are replaced within the 61-day period beginning 30 days before and ending 30 days after the disposition of such shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Shareholders should particularly note that this loss disallowance rule applies even where shares are automatically replaced under the dividend reinvestment plan.

         Foreign Income Taxes. Investment income received by each Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Funds to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

         If more than 50% of the value of a Fund's total assets at the close of each taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income taxes paid by the Fund (the "Foreign Tax Election"). Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income taxes paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign taxes in computing their taxable income, or to use it (subject to various Code limitations) as a foreign tax credit against Federal income tax (but not both). No deduction for foreign taxes may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to alternative minimum tax.

         Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to the shareholder's foreign source taxable income. In determining the source and character of distributions received from a Fund for this purpose, shareholders will be required to allocate Fund distributions according to the source of the income realized by the Fund. Each Fund's gains from the sale of stock and securities and certain currency fluctuation gains and losses will generally be treated as derived from U.S. sources. In addition, the limitation on the foreign tax credit is applied separately to foreign source "passive" income, such as dividend income. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by a Fund.

         Backup Withholding. Under certain provisions of the Code, the Funds may be required to withhold 31% of reportable dividends, capital gains distributions and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom a certified taxpayer identification number is not on file with the Company or who, to the Company's knowledge, have furnished an incorrect number, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. When establishing an account, an investor must provide his or her taxpayer identification number and certify under penalty of perjury that such number is correct and that he or she is not otherwise subject to backup withholding. Corporate shareholders and other shareholders specified in the Code are exempt from backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

         Foreign Shareholders. Dividends from a Fund's investment company taxable income and distributions constituting returns of capital paid to a nonresident alien individual, a foreign trust or estate, foreign corporation, or foreign partnership (a "foreign shareholder") generally will be subject to U.S. withholding tax at a rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from the Fund's election to treat any foreign income taxes paid by it as paid by its shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign taxes treated as having been paid by them.

         A foreign shareholder generally will not be subject to U.S. taxation on gain realized upon the redemption or exchange of shares of a Fund or on capital gain dividends. In the case of a foreign shareholder who is a nonresident alien individual, however, gain realized upon the sale or redemption of shares of a Fund and capital gain dividends ordinarily will be subject to U.S. income tax at a rate of 30% (or lower applicable treaty rate) if such individual is physically present in the U.S. for 183 days or more during the taxable year and certain other conditions are met. In the case of a foreign shareholder who is a nonresident alien individual, the Funds may be required to withhold U.S. federal income tax at a rate of 31% unless proper notification of such shareholder's foreign status is provided.

         Notwithstanding the foregoing, if distributions by the Funds are effectively connected with a U.S. trade or business of a foreign shareholder, then dividends from such Fund's investment company taxable income, capital gains, and any gains realized upon the sale of shares of the Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens or domestic corporations.

         Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax.
An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

         The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in any of the Funds.

         Miscellaneous Considerations; Effect of Future Legislation. The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on February 1, 1998. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Rules of state and local taxation of dividend and capital gain distributions from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other U.S. state and local tax rules affecting investments in the Funds.

                           MISCELLANEOUS INFORMATION

AUDIT REPORTS

         The Board of Directors will issue to shareholders at least semi-annually the Funds' financial statements. Financial statements, audited by independent auditors, will be issued annually. The firm of KPMG Peat Marwick LLP, 700 Louisiana, Houston, Texas 77002, currently serves as the auditors of each Fund.

LEGAL MATTERS

         Legal matters for the Company are passed upon by Ballard Spahr Andrews & Ingersoll, LLP, Philadelphia, Pennsylvania.

CUSTODIAN AND TRANSFER AGENT

         State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. Under its contract with the Company relating to each Fund, the Custodian is authorized to establish separate accounts in foreign currencies and to cause foreign securities owned by each Fund to be held in its offices outside the United States and with certain foreign banks and securities depositories. The Custodian attends to the collection of principal and income, pays and collects all monies for securities bought and sold by each Fund, and performs certain other ministerial duties. A I M Fund Services, Inc. (the "Transfer Agent"), a wholly owned subsidiary of AIM, P.O. Box 4739, Houston, Texas 77210-4739, is a transfer and dividend disbursing agent for the Class A, Class B and Class C shares of each of the Funds. Each Fund pays the Custodian and the Transfer Agent such compensation as may be agreed upon from time to time.

         Chase Bank of Texas, N.A. (formerly, Texas Commerce Bank National Association), 712 Main, Houston, Texas 77002, serves as Sub-Custodian for retail purchases of the AIM Funds.

SHAREHOLDER INQUIRIES

         The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

PRINCIPAL HOLDERS OF SECURITIES

         To the best knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding shares of each class of each of the Company's portfolios as of February 2, 1998, and the amount of outstanding shares held by such holders are set forth below:

                                                                        Percent           Percent Owned
                                Name and Address                       Owned of           of Record and
Fund                            of Record Owner                      Record Only*          Beneficially
----                            ---------------                      ------------          ------------
AIM International               Merrill Lynch, Pierce,                  33.13%**               -0-
Equity Fund -                   Fenner & Smith
     Class A shares             FBO The Sole Benefit
                                  of Customers
                                Fund Administration
                                4800 Deer Lake Dr. East
                                 3rd Floor
                                Jacksonville, FL  32246

     Class B shares              Merrill Lynch, Pierce,                36.84%**                -0-
                                 Fenner & Smith
                                 FBO The Sole Benefit
                                  of Customers
                                 Fund Administration
                                 4800 Deer Lake Dr. East
                                  3rd Floor
                                 Jacksonville, FL  32246

     Class C shares              Merrill Lynch, Pierce,                47.42%**                -0-
                                 Fenner & Smith
                                 FBO The Sole Benefit
                                  of Customers
                                 Fund Administration
                                 4800 Deer Lake Dr. East
                                  3rd Floor
                                 Jacksonville, FL 32246

AIM Global Aggressive            Merrill Lynch, Pierce,                 15.62%                 -0-
Growth Fund -                    Fenner & Smith
     Class A shares              FBO The Sole Benefit
                                  of Customers
                                 Fund Administration
                                 4800 Deer Lake Dr. East
                                  3rd Floor
                                 Jacksonville, FL 32246




------------------
* The Company has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

** A shareholder who holds 25% or more of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

                                                                        Percent           Percent Owned
                                 Name and Address                      Owned of           of Record and
Fund                             of Record Owner                     Record Only*          Beneficially
----                             ---------------                     ------------          ------------
     Class B shares              Merrill Lynch, Pierce,                26.14%**                -0-
                                 Fenner & Smith
                                 FBO The Sole Benefit
                                  of Customers
                                 Fund Administration
                                 4800 Deer Lake Dr. East
                                  3rd Floor
                                 Jacksonville, FL 32246

     Class C shares              Merrill Lynch, Pierce,                46.94%**                -0-
                                 Fenner & Smith
                                 FBO The Sole Benefit
                                  of Customers
                                 Fund Administration
                                 4800 Deer Lake Dr. East
                                  3rd Floor
                                 Jacksonville, FL 32246

AIM Global Growth                Merrill Lynch, Pierce,                 12.45%                 -0-
Fund -                           Fenner & Smith
     Class A shares              FBO The Sole Benefit
                                  of Customers
                                 Fund Administration
                                 4800 Deer Lake Dr. East
                                  3rd Floor
                                 Jacksonville, FL 32246

     Class B shares              Merrill Lynch, Pierce,                 22.43%                 -0-
                                 Fenner & Smith
                                 FBO The Sole Benefit
                                  of Customers
                                 Fund Administration
                                 4800 Deer Lake Dr. East
                                  3rd Floor
                                 Jacksonville, FL 32246





------------------
* The Company has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

** A shareholder who holds 25% or more of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

                                                                        Percent           Percent Owned
                                 Name and Address                      Owned of           of Record and
Fund                             of Record Owner                     Record Only*          Beneficially
----                             ---------------                     ------------          ------------
     Class C shares              Merrill Lynch, Pierce                 36.29%**                -0-
                                 Fenner & Smith
                                 FBO The Sole Benefit
                                  of Customers
                                 Fund Administration
                                 4800 Deer Lake Dr. East
                                  3rd Floor
                                 Jacksonville, FL 32246

AIM Global Income Fund -         Merrill Lynch, Pierce                  10.86%                 -0-
     Class B shares              Fenner & Smith
                                 FBO The Sole Benefit
                                  of Customers
                                 Fund Administration
                                 4800 Deer Lake Dr. East
                                  3rd Floor
                                 Jacksonville, FL 32246

     Class C shares              Dain Rauscher Incorporated               -0-                 21.31%
                                 FBO Guarantee & Trust Co.
                                 Cust. J. Stuart Johnson IRA
                                 3000 Penn Avenue W. Ext.
                                 Warren, PA 16365

                                 Merrill Lynch Pierce                   12.45%                 -0-
                                  Fenner & Smith
                                 FBO The Sole Benefit of Customers
                                 Attn: Fund Administration
                                 4800 Deer Lake Dr. East  3rd Floor
                                 Jacksonville, FL 32246

                                 Karl Walker &                            -0-                 11.14%
                                 Peggy Walker C/PROP
                                 RT 2, Box 186
                                 Hockley, TX 77447

                                 Joyce N. Wilson                          -0-                 6.19%
                                 TRST. Wilson Family Trust
                                 2524 E. Ames Ave.
                                 Anaheim, CA 92806-4701




-----------------
* The Company has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

** A shareholder who holds 25% or more of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

                                                                        Percent           Percent Owned
                                 Name and Address                      Owned of           of Record and
Fund                             of Record Owner                     Record Only*          Beneficially
----                             ---------------                     ------------          ------------
Class B Shares                   PaineWebber                              -0-                 5.97%
                                 FBO Robert S. Carpenter &
                                 Alma Lee Carpenter TTEES
                                 FBO Robert S. Charit.
                                 Remnder TR
                                 9 Lowell Road
                                 Wellesley, MA 02181-2723

                                 Donaldson Lufkin, Jenrette              5.68%                 -0-
                                 Securities Corporation Inc.
                                 P. O. Box 2052
                                 Jersey City, NJ 07303-9998

AIM European
Development Fund -
     Class A shares              Jonathan C. Schoolar                     -0-                26.00%**
                                 3722 Tartan Lane
                                 Houston, TX 77025

                                 INVESCO Trust Company                  25.04%**               -0-
                                 Attn: Sheila Wendland
                                 7800 E. Union Avenue
                                 Denver, CO 80237-0000

                                 Michael J. Cemo                          -0-                 12.18%
                                 5604 Buffalo Speedway
                                 Houston, TX 77005

                                 Obie & Co.                               -0-                 7.68%
                                 FBO Charles T. Bauer
                                 02 001 1365200
                                 PO Box 200547
                                 Mutual Fund Unti 16-HCB-09
                                 Houston, TX 77216-0547

                                 Joel Dobberpuhl and                      -0-                 6.77%
                                 Holly Dobberpuhl JTWROS
                                 9006 Ensemble Ct
                                 Houston, TX 77040-0000





---------------
* The Company has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

** A shareholder who holds 25% or more of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

                                                                        Percent           Percent Owned
                                 Name and Address                      Owned of           of Record and
Fund                             of Record Owner                     Record Only*            Beneficially
----                             ---------------                     ------------          ------------
Class B shares                   Merrill Lynch Pierce                   29.60%*                -0-
                                  Fenner & Smith
                                 FBO The Sole Benefit of Customers
                                 Attn: Fund Administration
                                 4800 Deer Lake Dr. East 3rd Floor
                                 Jacksonville, FL 32246

                                 PaineWebber for the Benefit of           -0-                 10.48%
                                 William F. Manus and
                                 Maryette Manus JT TEN
                                 11 Meeker Street
                                 West Orange, NJ 07052-4328

                                 Fahnestock & Co. Inc.                    -0-                 7.04%
                                 FBO A013235138
                                 Jack Sweeney
                                 125 Broad Street
                                 New York, NY 10004

                                 Interstate/Johnson Lane                  -0-                 7.04%
                                 FBO 238-82128-19
                                 Interstate Tower
                                 P. O. Box 1220
                                 Charlotte, NC 28201-1220

                                 Interstate/Johnson Lane                  -0-                 5.26%
                                 FBO 238-82073-14
                                 Interstate Tower
                                 P. O. Box 1220
                                 Charlotte, NC 28201-1220

                                 Interstate/Johnson Lane                  -0-                 5.06%
                                 FBO 238-75290-15
                                 Interstate Tower
                                 P. O. Box 1220
                                 Charlotte, NC 28201-1220





---------------
* The Company has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

** A shareholder who holds 25% or more of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.


                                                                        Percent           Percent Owned
                                 Name and Address                      Owned of           of Record and
Fund                             of Record Owner                     Record Only*          Beneficially
----                             ---------------                     ------------          ------------
     Class C shares              Donaldson Lufkin Jenrette             67.08%**                -0-
                                 Securities Corporation Inc.
                                 P. O. Box 2052
                                 Jersey City, NJ 07303-9998

                                 Interstate/Johnson Lane                  -0-                39.32%**
                                 FBO 238-75485-10
                                 Interstate Tower
                                 P. O. Box 1220
                                 Charlotte, NC 28201-1220

AIM Asian Growth Fund -
     Class A shares              INVESCO Trust Company                 29.65%**                -0-
                                 Attn: Sheila Wendland
                                 7800 E Union Ave.
                                 Denver, CO 80237-0000

                                 Arthur Dale Griffin III                  -0-                 10.73%
                                 36 Windemere Lane
                                 Houston, TX 77063

                                 Jonathan C. Schoolar                     -0-                 10.57%
                                 3722 Tartan Lane
                                 Houston, TX 77025

                                 Obie & Co                                -0-                 10.36%
                                 FBO Charles T. Bauer
                                 02 001 1365200
                                 PO Box 200547
                                 Mutual Fund Unti 16-HCB-09
                                 Houston, TX 77216-0547

     Class B shares              Merrill Lynch Pierce                   23.18%                 -0-
                                  Fenner & Smith
                                 FBO The Sole Benefit of Customers
                                 Attn: Fund Administration
                                 4800 Deer Lake Dr. East 3rd Floor
                                 Jacksonville, FL 32246





---------------
* The Company has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

** A shareholder who holds 25% or more of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

                                                                        Percent           Percent Owned
                                 Name and Address                      Owned of           of Record and
Fund                             of Record Owner                     Record Only*          Beneficially
----                             ---------------                     ------------          ------------
                                 John Hamilton Mueller TTEE               -0-                 14.29%
                                 John Hamilton Mueller Revocable
                                 Living Trust
                                 DTD 02-26-88
                                 3110 E. Fernan Hill Rd
                                 Coeur D Alene, ID 83814-7564

                                 Thomas F. Weigel and                     -0-                 12.50%
                                 Kathleen M. Weigel JTWROS
                                 309 4th Ave NW
                                 Mandan, ND 58554-0000

                                 Donaldson Lufkin Jenrette               8.58%                 -0-
                                 Securities Corporation Inc.
                                 P. O. Box 2052
                                 Jersey City, NJ 07303-9998

     Class C shares              Interstate/Johnson Lane                  -0-                54.87%**
                                 FBO 238-75485-10
                                 Interstate Tower
                                 P. O. Box 1220
                                 Charlotte, NC 28201-1220

                                 NFSC FEBO # X33-102920                   -0-                45.13%**
                                 Gregory S. Beck
                                 8217 W 146th Ter
                                 Overland Park, KS 66223

         As of February 2, 1998, the directors and officers of the Company as a group owned less than 1% of the outstanding shares of Aggressive Growth Fund, Growth Fund, Equity Fund, Income Fund, Class B and Class C shares of Asian Fund and Class B and Class C shares of European Fund. Also as February 2, 1998, the directors and officers of the Company as a group owned 12.62% and 29.43% of the outstanding Class A shares of Asian Fund and European Fund, respectively.

OTHER INFORMATION

         The Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the portfolios of the Company have filed with the SEC under the 1933 Act and the 1940 Act, and reference is hereby made to the Registration Statement for further information with respect to each portfolio of the Company and the securities offered hereby. The Registration Statement is available for inspection by the public at the Securities and Exchange Commission in Washington, D.C.



---------------
* The Company has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

** A shareholder who holds 25% or more of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

                                                                      APPENDIX A



                    DESCRIPTION OF MONEY MARKET OBLIGATIONS

         The following list does not purport to be an exhaustive list of all Money Market Obligations, and the Funds reserve the right to invest in Money Market Obligations other than those listed below:

1.       GOVERNMENT OBLIGATIONS.

         U.S. GOVERNMENT DIRECT OBLIGATIONS --Bills, notes, and bonds issued by the U.S. Treasury.

         U.S. GOVERNMENT AGENCIES SECURITIES --Certain federal agencies such as the Government National Mortgage Association have been established as instrumentalities of the U. S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U. S. Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury.

         FOREIGN GOVERNMENT OBLIGATIONS -- These are U.S. dollar denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Fund's investment advisor to be of comparable quality to the other obligations in which the Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of the Fund's assets invested in securities issued by foreign governments will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

2.       BANK INSTRUMENTS.

         BANKERS' ACCEPTANCES --A bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

         CERTIFICATES OF DEPOSIT -- A negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity.

         TIME DEPOSITS --A non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

          EURODOLLAR OBLIGATIONS -- A Eurodollar obligation is a U.S. dollar-denominated obligation issued by a foreign branch of a domestic bank.

         YANKEE DOLLAR OBLIGATIONS -- A Yankee dollar obligation is a U.S. dollar-denominated obligation issued by a domestic branch of a foreign bank.

3.       COMMERCIAL INSTRUMENTS.

         COMMERCIAL PAPER --The term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months.

         VARIABLE RATE MASTER DEMAND NOTES --Variable rate master demand notes are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with the issuers. The interest rate on a variable amount master demand note is periodically redetermined according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal amount of the note on relatively short notice.

4. REPURCHASE AGREEMENTS -- A repurchase agreement is a contractual undertaking whereby the seller of securities (limited to U.S. Government securities, including securities issued or guaranteed by the U.S. Treasury or the various agencies and instrumentalities of the U.S. Government) agrees to repurchase the securities at a specified price on a future date determined by negotiations.

                                                                      APPENDIX B



                     DESCRIPTION OF CORPORATE BOND RATINGS

         Investment grade debt securities are those rating categories indicated by an asterisk (*).

MOODY'S INVESTORS SERVICE, INC.'S CORPORATE BOND RATINGS ARE AS FOLLOWS:

                                      *Aaa

         Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                      *Aa

         Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

                                       *A

         Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium- grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                                      *Baa

         Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                                       Ba

         Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                       B

         Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                                      Caa

         Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                       Ca

         Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                                       C

         Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A groups when assigning ratings to industrial development bonds and bonds secured by either a letter of credit or bond insurance. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD AND POOR'S RATINGS SERVICES CLASSIFICATIONS ARE AS FOLLOWS:

                                      *AAA

         Debt rated 'AAA' has the highest rating assigned by Standard & Poor's ("S&P"). Capacity to pay interest and repay principal is extremely strong.

                                      *AA

         Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree.

                                       *A

         Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

                                      *BBB

         Debt rated 'BBB' regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher categories.


                               BB, B, CCC, CC, C

         Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. 'BB' indicates the lowest degree of speculation and 'C' the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                                       BB


         Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

                                       B

         Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

                                      CCC

         Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

                                       CC

         The rating 'CC' is typically applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

                                       C

         The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

                                       C1

         The rating 'C1' is reserved for income bonds on which no interest is being paid.

                                       D

         Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                             PLUS (+) OR MINUS (-)

         The rating from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

DUFF & PHELPS FIXED-INCOME RATINGS ARE AS FOLLOWS:

                                      *AAA

         Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                                *AA+, AA AND AA-

         High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                                 *A+, A AND A-

         Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                              *BBB+, BBB AND BBB-

         Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

                                BB+, BB AND BB-

         Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

                                  B+, B AND B-

         Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in quality rating within this category or into a higher or lower quality rating grade.

                                      CCC

         Well below investment grade securities. May be in default or have considerable uncertainty as to timely payment of interest, preferred dividends and/or principal. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

                                       DD

         Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

                                       DP

         Preferred stock with dividend arrearages.

FITCH INVESTORS SERVICE, INC.'S BOND RATINGS ARE AS FOLLOWS:

                                      *AAA

         Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                                      *AA

         Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA.' Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+.'

                                       *A

         Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                                      *BBB

         Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                                       BB

         Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

                                       B

         Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

                                      CCC

         Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

                                       CC

         Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

                                       C

         Bonds are in imminent default in payment of interest or principal.

                                 DDD, DD, AND D

         Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these bonds, and 'D' represents the lowest potential for recovery.

                               PLUS (+) MINUS (-)

         Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the 'AAA', 'DDD', 'DD', or 'D' categories.

                              FINANCIAL STATEMENTS





                                       FS

                       INDEPENDENT AUDITORS' REPORT

                       The Board of Directors and Shareholders of
                       AIM International Funds, Inc.:

                       We have audited the accompanying statement of assets and liabilities of the AIM Global Aggressive Growth Fund (a portfolio of AIM International Funds, Inc.), including the schedule of investments, as of October 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for the three-year period then ended and the period September 15, 1994 (date operations commenced) through October 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
                         We conducted our audits in accordance with generally
                       accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                         In our opinion, the financial statements and financial
                       highlights referred to above present fairly, in all material respects, the financial position of AIM Global Aggressive Growth Fund as of October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, the financial highlights for the three-year period then ended and the period September 15, 1994 (date operations commenced) through October 31, 1994, in conformity with generally accepted accounting principles.

                                                    KPMG Peat Marwick LLP

                       Houston, Texas
                       December 5, 1997

SCHEDULE OF INVESTMENTS

October 31, 1997

                                                     MARKET
                                     SHARES          VALUE

DOMESTIC COMMON STOCKS-31.90%

AEROSPACE/DEFENSE-0.27%

BE Aerospace, Inc.(a)                  137,500   $    3,867,188
---------------------------------------------------------------
Precision Castparts Corp.               50,000        2,940,625
---------------------------------------------------------------
                                                      6,807,813
---------------------------------------------------------------

AUTO PARTS & EQUIPMENT-0.02%

Borg-Warner Automotive, Inc.             8,000          436,000
---------------------------------------------------------------

BANKS (REGIONAL)-0.30%

Bank United Corp.-Class A              150,000        6,300,000
---------------------------------------------------------------
First Savings Bank of Washington
  Bancorp, Inc.                         50,000        1,187,500
---------------------------------------------------------------
                                                      7,487,500
---------------------------------------------------------------

BIOTECHNOLOGY-0.09%

Curative Health Services, Inc.(a)       75,000        2,259,375
---------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE)-0.46%

Heftel Broadcasting Corp.(a)           130,000        8,645,000
---------------------------------------------------------------
Jacor Communications, Inc.(a)           65,500        2,742,812
---------------------------------------------------------------
                                                     11,387,812
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-1.36%

ADC Telecommunications, Inc.(a)        130,000        4,306,250
---------------------------------------------------------------
Brightpoint, Inc.(a)                   218,750        7,218,750
---------------------------------------------------------------
Coherent Communications Systems
  Corp.(a)                             179,500        5,429,875
---------------------------------------------------------------
MasTec, Inc.(a)                        200,000        6,487,500
---------------------------------------------------------------
P-COM, Inc.(a)                         200,000        4,025,000
---------------------------------------------------------------
REMEC, Inc.(a)                          75,000        1,903,125
---------------------------------------------------------------
Tellabs, Inc.(a)                        84,800        4,579,200
---------------------------------------------------------------
                                                     33,949,700
---------------------------------------------------------------

COMPUTERS (HARDWARE)-0.53%

Concord EFS, Inc.(a)                   199,737        5,929,692
---------------------------------------------------------------
Dell Computer Corp.(a)                  50,000        4,006,250
---------------------------------------------------------------
IDX Systems Corp.(a)                   100,000        3,375,000
---------------------------------------------------------------
                                                     13,310,942
---------------------------------------------------------------

COMPUTERS (NETWORKING)-0.23%

International Network Services(a)      100,000        2,200,000
---------------------------------------------------------------
Premiere Technologies, Inc.(a)         100,000        3,400,000
---------------------------------------------------------------
                                                      5,600,000
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-0.10%

Network Appliance, Inc.(a)              50,000        2,512,500
---------------------------------------------------------------

COMPUTERS (SOFTWARE &
  SERVICES)-2.18%

Advanced Fibre Communications,
  Inc.(a)                              200,000        5,812,500
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
COMPUTERS (SOFTWARE & SERVICES)-(CONTINUED)
Analysts International Corp.            81,000   $    3,655,125
---------------------------------------------------------------
Computer Task Group, Inc.              107,400        3,034,050
---------------------------------------------------------------
Electronic Arts, Inc.(a)                77,200        2,615,150
---------------------------------------------------------------
Engineering Animation, Inc.(a)         126,800        5,595,050
---------------------------------------------------------------
HBO & Co.                              111,800        4,863,300
---------------------------------------------------------------
JDA Software Group, Inc.(a)             50,000        1,562,500
---------------------------------------------------------------
NOVA Corp.(a)                          150,000        4,031,250
---------------------------------------------------------------
Security Dynamics Technologies,
  Inc.(a)                              125,000        4,234,375
---------------------------------------------------------------
Simulation Sciences, Inc.(a)           300,000        5,475,000
---------------------------------------------------------------
Sterling Commerce, Inc.(a)             104,200        3,458,139
---------------------------------------------------------------
Veritas Software Corp.(a)              112,500        4,682,813
---------------------------------------------------------------
Viasoft, Inc.(a)                        54,100        2,218,100
---------------------------------------------------------------
Whittman-Hart, Inc.(a)                  21,600          626,400
---------------------------------------------------------------
Wind River Systems(a)                   60,750        2,331,282
---------------------------------------------------------------
                                                     54,195,034
---------------------------------------------------------------

CONSUMER (JEWELRY, NOVELTIES & GIFTS)-0.33%

Action Performance Companies,
  Inc.(a)                              100,000        2,562,500
---------------------------------------------------------------
Blyth Industries, Inc.(a)              222,800        5,542,150
---------------------------------------------------------------
                                                      8,104,650
---------------------------------------------------------------

CONSUMER FINANCE-0.87%

AmeriCredit Corp.(a)                   100,000        2,906,250
---------------------------------------------------------------
Delta Financial Corp.(a)                43,300          790,225
---------------------------------------------------------------
FIRSTPLUS Financial Group,
  Inc.(a)                              150,100        8,255,500
---------------------------------------------------------------
IMC Mortgage Co.(a)                    200,000        3,475,000
---------------------------------------------------------------
Money Store, Inc. (The)                100,000        2,837,500
---------------------------------------------------------------
SLM Holding Corp.                       25,000        3,509,375
---------------------------------------------------------------
                                                     21,773,850
---------------------------------------------------------------

DISTRIBUTORS (FOOD &
  HEALTH)-0.12%

Patterson Dental Co.(a)                 76,900        3,076,000
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-1.25%

Berg Electronics Corp.(a)              152,800        3,571,700
---------------------------------------------------------------
HADCO Corp.(a)                          60,000        3,322,500
---------------------------------------------------------------
Kemet Corp.(a)                         100,000        2,175,000
---------------------------------------------------------------
Sanmina Corp.(a)                       111,000        8,297,250
---------------------------------------------------------------
Sawtek Inc.(a)                         150,000        5,100,000
---------------------------------------------------------------
SCI Systems, Inc.(a)                   150,000        6,600,000
---------------------------------------------------------------
Solectron Corp.(a)                      51,000        2,001,750
---------------------------------------------------------------
                                                     31,068,200
---------------------------------------------------------------

ELECTRONICS (COMPONENT DISTRIBUTORS)-0.43%

Benchmarq Microelectronics,
  Inc.(a)                              250,000        5,187,500
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
ELECTRONICS (COMPONENT
  DISTRIBUTORS)-(CONTINUED)

Computer Products, Inc.(a)             200,000   $    5,450,000
---------------------------------------------------------------
                                                     10,637,500
---------------------------------------------------------------

ELECTRONICS
  (INSTRUMENTATION)-0.55%

CellStar Corp.(a)                      275,000        9,332,812
---------------------------------------------------------------
Perkin-Elmer Corp.                      55,500        3,468,750
---------------------------------------------------------------
ThermoQuest Corp.(a)                    45,000          804,375
---------------------------------------------------------------
                                                     13,605,937
---------------------------------------------------------------

ELECTRONICS
  (SEMICONDUCTORS)-2.17%

Alliance Semiconductor Corp.(a)        150,000        1,125,000
---------------------------------------------------------------
Altera Corp.(a)                         75,000        3,328,125
---------------------------------------------------------------
ANADIGICS, Inc.(a)                     100,000        3,700,000
---------------------------------------------------------------
Burr-Brown Corp.(a)                    115,400        3,490,850
---------------------------------------------------------------
Cypress Semiconductor Corp.(a)         270,000        3,037,500
---------------------------------------------------------------
Dallas Semiconductor Corp.             100,000        4,887,500
---------------------------------------------------------------
Integrated Device Technology,
  Inc.(a)                              300,000        3,468,750
---------------------------------------------------------------
Lattice Semiconductor Corp.(a)          55,100        2,758,444
---------------------------------------------------------------
Linear Technology Corp.                 91,000        5,721,625
---------------------------------------------------------------
Micrel, Inc.(a)                        100,000        3,587,500
---------------------------------------------------------------
National Semiconductor Corp.(a)        130,000        4,680,000
---------------------------------------------------------------
PMC-Sierra, Inc.(a)                    100,000        2,637,500
---------------------------------------------------------------
Sipex Corp.(a)                         300,000        9,862,500
---------------------------------------------------------------
Vitesse Semiconductor Corp.(a)          37,500        1,626,562
---------------------------------------------------------------
                                                     53,911,856
---------------------------------------------------------------

ENTERTAINMENT-0.09%

Regal Cinemas, Inc.(a)                 100,000        2,300,000
---------------------------------------------------------------

EQUIPMENT (SEMICONDUCTORS)-1.15%

BMC Industries, Inc.                   110,000        3,540,625
---------------------------------------------------------------
Credence Systems Corp.(a)              100,000        2,950,000
---------------------------------------------------------------
DuPont Photomasks, Inc.(a)             100,000        4,300,000
---------------------------------------------------------------
Electroglas, Inc.(a)                   200,000        3,800,000
---------------------------------------------------------------
Photronics, Inc.(a)                    125,000        5,359,375
---------------------------------------------------------------
Silicon Valley Group, Inc.(a)          175,000        5,031,250
---------------------------------------------------------------
Teradyne, Inc.(a)                      100,000        3,743,750
---------------------------------------------------------------
                                                     28,725,000
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-0.28%

Amresco, Inc.(a)                       100,000        3,137,500
---------------------------------------------------------------
SunAmerica, Inc.                       105,000        3,773,438
---------------------------------------------------------------
                                                      6,910,938
---------------------------------------------------------------

FOOTWEAR-0.05%

Wolverine World Wide, Inc.              59,925        1,318,350
---------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER)-0.40%

Dura Pharmaceuticals, Inc.(a)           57,900        2,800,912
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
HEALTH CARE (DRUGS-GENERIC &
OTHER)-(CONTINUED)
Medicis Pharmaceutical Corp.(a)        150,000   $    7,218,750
---------------------------------------------------------------
                                                     10,019,662
---------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT)-0.58%

Health Management Associates,
  Inc.-Class A(a)                      335,700        8,182,688
---------------------------------------------------------------
Tenet Healthcare Corp.(a)               75,000        2,292,187
---------------------------------------------------------------
Universal Health Services,
  Inc.-Class B(a)                       89,800        3,956,812
---------------------------------------------------------------
                                                     14,431,687
---------------------------------------------------------------

HEALTH CARE (LONG TERM
  CARE)-0.25%

HEALTHSOUTH Corp.(a)                   150,000        3,834,375
---------------------------------------------------------------
Sunrise Assisted Living, Inc.(a)        63,200        2,346,300
---------------------------------------------------------------
                                                      6,180,675
---------------------------------------------------------------

HEALTH CARE (MANAGED CARE)-0.45%

Concentra Managed Care, Inc.(a)         99,115        3,233,627
---------------------------------------------------------------
Express Scripts, Inc.-Class A(a)        40,000        2,255,000
---------------------------------------------------------------
Oxford Health Plans, Inc.(a)            45,100        1,164,144
---------------------------------------------------------------
PhyCor, Inc.(a)                         49,950        1,151,972
---------------------------------------------------------------
Wellpoint Health Networks,
  Inc.(a)                               75,000        3,431,250
---------------------------------------------------------------
                                                     11,235,993
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-0.35%

Physician Sales & Service,
  Inc.(a)                               50,000        1,225,000
---------------------------------------------------------------
Quintiles Transnational Corp.(a)        70,000        5,075,000
---------------------------------------------------------------
ResMed, Inc.(a)                         40,000        1,120,000
---------------------------------------------------------------
Sybron International Corp.(a)           32,800        1,316,100
---------------------------------------------------------------
                                                      8,736,100
---------------------------------------------------------------

HEALTH CARE (SPECIALIZED SERVICES)-1.05%

American HomePatient, Inc.(a)          100,000        2,575,000
---------------------------------------------------------------
First Commonwealth, Inc.(a)             45,000          652,500
---------------------------------------------------------------
FPA Medical Management, Inc.(a)        200,000        4,825,000
---------------------------------------------------------------
NCS HealthCare, Inc.-Class A(a)        110,000        2,571,250
---------------------------------------------------------------
Omnicare, Inc.                         173,300        4,819,906
---------------------------------------------------------------
Orthodontic Centers of America,
  Inc.(a)                              123,000        2,129,438
---------------------------------------------------------------
Pediatrix Medical Group, Inc.(a)        15,200          642,200
---------------------------------------------------------------
Renal Care Group, Inc.(a)               92,400        3,095,400
---------------------------------------------------------------
Renal Treatment Centers, Inc.(a)        50,000        1,659,375
---------------------------------------------------------------
Superior Consultant Holdings
  Corp.(a)                              32,300        1,001,300
---------------------------------------------------------------
Total Renal Care Holdings,
  Inc.(a)                               62,667        1,930,916
---------------------------------------------------------------
Transition Systems, Inc.(a)             14,700          297,675
---------------------------------------------------------------
                                                     26,199,960
---------------------------------------------------------------

HOUSEHOLD FURNISHINGS & APPLIANCES-0.23%

Ethan Allen Interiors, Inc.            160,000        5,670,000
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE

HOUSEWARES-0.48%

Central Garden and Pet Co.(a)           75,000   $    1,968,750
---------------------------------------------------------------
Helen of Troy Ltd.(a)                  600,000        9,975,000
---------------------------------------------------------------
                                                     11,943,750
---------------------------------------------------------------

INSURANCE
  (PROPERTY-CASUALTY)-0.25%

CapMAC Holdings, Inc.                   35,000        1,050,000
---------------------------------------------------------------
CMAC Investment Corp.                   24,400        1,334,375
---------------------------------------------------------------
HCC Insurance Holdings, Inc.           137,550        3,215,231
---------------------------------------------------------------
Vesta Insurance Group, Inc.             12,000          697,500
---------------------------------------------------------------
                                                      6,297,106
---------------------------------------------------------------

LODGING (HOTELS)-0.07%

Prime Hospitality Corp.(a)              30,000          611,250
---------------------------------------------------------------
Suburban Lodges of America,
  Inc.(a)                               20,000          495,000
---------------------------------------------------------------
Wyndham Hotel Corp.(a)                  16,700          750,456
---------------------------------------------------------------
                                                      1,856,706
---------------------------------------------------------------

MACHINERY (DIVERSIFIED)-0.13%

DT Industries, Inc.                    105,000        3,150,000
---------------------------------------------------------------

MANUFACTURING (SPECIALIZED)-0.59%

Halter Marine Group, Inc.(a)           187,700        9,819,056
---------------------------------------------------------------
US Filter Corp.(a)                     120,150        4,821,019
---------------------------------------------------------------
                                                     14,640,075
---------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES-0.27%

Daisytek International Corp.(a)         50,000        1,906,250
---------------------------------------------------------------
Herman Miller, Inc.                    100,000        4,887,500
---------------------------------------------------------------
                                                      6,793,750
---------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT)-4.55%

Camco International, Inc.              100,000        7,225,000
---------------------------------------------------------------
Cliffs Drilling Co.(a)                 100,000        7,268,750
---------------------------------------------------------------
Cooper Cameron Corp.(a)                100,000        7,225,000
---------------------------------------------------------------
Diamond Offshore Drilling, Inc.        100,000        6,225,000
---------------------------------------------------------------
ENSCO International, Inc.              140,000        5,888,750
---------------------------------------------------------------
EVI, Inc.(a)                           200,000       12,837,500
---------------------------------------------------------------
Falcon Drilling Company, Inc.(a)       150,000        5,456,250
---------------------------------------------------------------
Global Industries Ltd.(a)              250,000        5,031,250
---------------------------------------------------------------
Global Marine, Inc.(a)                 125,000        3,890,625
---------------------------------------------------------------
Marine Drilling Companies,
  Inc.(a)                              140,000        4,147,500
---------------------------------------------------------------
Maverick Tube Corp.(a)                  77,200        2,721,300
---------------------------------------------------------------
National-Oilwell, Inc.(a)              150,000       11,484,375
---------------------------------------------------------------
Newpark Resources, Inc.(a)             200,000        8,300,000
---------------------------------------------------------------
Pride International, Inc.(a)           178,800        5,900,400
---------------------------------------------------------------
Tuboscope Vetco International
  Corp.                                156,600        4,972,050
---------------------------------------------------------------
Varco International, Inc.(a)           107,500        6,550,781
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
OIL & GAS (DRILLING & EQUIPMENT)-(CONTINUED)
Veritas DGC, Inc.(a)                   200,000   $    8,187,500
---------------------------------------------------------------
                                                    113,312,031
---------------------------------------------------------------

PERSONAL CARE-0.28%

Rexall Sundown, Inc.(a)                321,000        7,021,875
---------------------------------------------------------------

RESTAURANTS-0.60%

Apple South, Inc.                      150,800        2,808,650
---------------------------------------------------------------
Foodmaker, Inc.(a)                     300,000        4,931,250
---------------------------------------------------------------
Landry's Seafood Restaurants,
  Inc.(a)                              100,000        2,800,000
---------------------------------------------------------------
Papa John's International,
  Inc.(a)                               22,500          665,156
---------------------------------------------------------------
Showbiz Pizza Time, Inc.(a)             96,600        2,052,750
---------------------------------------------------------------
Starbucks Corp.(a)                      50,000        1,650,000
---------------------------------------------------------------
                                                     14,907,806
---------------------------------------------------------------

RETAIL (BUILDING SUPPLIES)-0.17%

Eagle Hardware & Garden, Inc.(a)       250,000        4,250,000
---------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS)-0.75%

CompUSA, Inc.(a)                       172,000        5,633,000
---------------------------------------------------------------
MicroAge, Inc.(a)                      250,000        5,500,000
---------------------------------------------------------------
Tech Data Corp.(a)                     166,600        7,413,700
---------------------------------------------------------------
                                                     18,546,700
---------------------------------------------------------------

RETAIL (DISCOUNTERS)-0.14%

Men's Wearhouse, Inc. (The)(a)          87,400        3,386,750
---------------------------------------------------------------

RETAIL (FOOD CHAINS)-0.13%

Quality Food Centers, Inc.(a)           67,900        3,233,738
---------------------------------------------------------------

RETAIL (HOME SHOPPING)-0.29%

CDW Computer Centers, Inc.(a)           85,800        5,319,600
---------------------------------------------------------------
Micro Warehouse, Inc.(a)               134,700        2,020,500
---------------------------------------------------------------
                                                      7,340,100
---------------------------------------------------------------

RETAIL (SPECIALTY)-1.65%

Garden Ridge Corp.(a)                   75,000        1,003,125
---------------------------------------------------------------
Genesco Inc.(a)                        200,000        2,537,500
---------------------------------------------------------------
Hollywood Entertainment Corp.(a)       200,000        2,450,000
---------------------------------------------------------------
Inacom Corp.(a)                         50,000        1,540,625
---------------------------------------------------------------
Michaels Stores, Inc.(a)               100,000        3,006,250
---------------------------------------------------------------
O'Reilly Automotive, Inc.(a)           200,000        4,875,000
---------------------------------------------------------------
Petco Animal Supplies, Inc.(a)          67,000        2,060,250
---------------------------------------------------------------
Pier 1 Imports, Inc.                   397,500        7,254,375
---------------------------------------------------------------
Staples, Inc.(a)                       235,800        6,189,750
---------------------------------------------------------------
Tiffany & Co.                           50,200        1,982,900
---------------------------------------------------------------
Viking Office Products, Inc.(a)        106,100        2,539,769
---------------------------------------------------------------
Williams-Sonoma, Inc.(a)                75,000        3,009,375
---------------------------------------------------------------
Zale Corp.(a)                          100,000        2,525,000
---------------------------------------------------------------
                                                     40,973,919
---------------------------------------------------------------

                                      FS-4
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
                                                     MARKET
                                     SHARES          VALUE

RETAIL (SPECIALTY-APPAREL)-0.42%

Gap, Inc.                               58,400   $    3,106,150
---------------------------------------------------------------
Pacific Sunwear of California(a)       112,500        3,107,813
---------------------------------------------------------------
TJX Companies, Inc.                    140,500        4,162,312
---------------------------------------------------------------
                                                     10,376,275
---------------------------------------------------------------

SAVINGS & LOAN COMPANIES-0.10%

Dime Bancorp, Inc.                     100,000        2,400,000
---------------------------------------------------------------

SERVICES
  (ADVERTISING/MARKETING)-0.28%

CKS Group, Inc.(a)                     190,000        6,887,500
---------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-1.27%

ABR Information Services, Inc.(a)       75,000        1,762,500
---------------------------------------------------------------
Caribiner International, Inc.(a)       100,000        4,456,250
---------------------------------------------------------------
Cerner Corp.(a)                        202,000        4,898,500
---------------------------------------------------------------
Children's Comprehensive
  Services, Inc.(a)                    186,200        3,360,328
---------------------------------------------------------------
Equity Corp. International(a)          255,000        5,195,625
---------------------------------------------------------------
IntelliQuest Information Group,
  Inc.(a)                              245,000        4,165,000
---------------------------------------------------------------
MSC Industrial Direct Co.,
  Inc.-Class A(a)                       40,000        1,665,000
---------------------------------------------------------------
Rental Service Corp.(a)                 92,900        2,485,075
---------------------------------------------------------------
Strayer Education, Inc.                 75,000        3,581,250
---------------------------------------------------------------
                                                     31,569,528
---------------------------------------------------------------

SERVICES (COMPUTER SYSTEMS)-0.31%

Insight Enterprises, Inc.(a)           150,000        5,868,750
---------------------------------------------------------------
SunGard Data Systems Inc.(a)            80,200        1,894,725
---------------------------------------------------------------
                                                      7,763,475
---------------------------------------------------------------

SERVICES (DATA PROCESSING)-0.89%

Affiliated Computer Services,
  Inc.(a)                              128,400        3,226,050
---------------------------------------------------------------
BDM International Inc.(a)              126,500        2,798,813
---------------------------------------------------------------
BISYS Group, Inc. (The)(a)              81,900        2,549,137
---------------------------------------------------------------
Computer Data Systems, Inc.             75,100        3,107,262
---------------------------------------------------------------
CSG Systems International,
  Inc.(a)                               85,000        3,330,938
---------------------------------------------------------------
Envoy Corp.(a)                         100,000        2,800,000
---------------------------------------------------------------
National Data Corp.                     75,000        2,770,312
---------------------------------------------------------------
PMT Services, Inc.(a)                  100,000        1,612,500
---------------------------------------------------------------
                                                     22,195,012
---------------------------------------------------------------

SERVICES (EMPLOYMENT)-0.36%

RemedyTemp, Inc.- Class A(a)            38,000          874,000
---------------------------------------------------------------
Robert Half International,
  Inc.(a)                              111,000        4,544,063
---------------------------------------------------------------
Romac International, Inc.(a)           100,000        2,000,000
---------------------------------------------------------------
Vincam Group, Inc. (The)(a)             49,500        1,553,062
---------------------------------------------------------------
                                                      8,971,125
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE)-0.18%

Billing Information Concepts(a)         79,600        3,124,300
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
TELECOMMUNICATIONS (LONG DISTANCE)-(CONTINUED)
USLD Communications Corp.(a)            64,200   $    1,271,963
---------------------------------------------------------------
                                                      4,396,263
---------------------------------------------------------------

TEXTILES (APPAREL)-0.85%

Jones Apparel Group, Inc.(a)           100,000        5,087,500
---------------------------------------------------------------
Liz Claiborne, Inc.                     69,000        3,497,437
---------------------------------------------------------------
Nautica Enterprises, Inc.(a)           125,000        3,328,125
---------------------------------------------------------------
Quicksilver, Inc.(a)                   100,000        3,075,000
---------------------------------------------------------------
St. John Knits, Inc.                    75,000        3,014,062
---------------------------------------------------------------
Tommy Hilfiger Corp.(a)                 87,900        3,477,544
---------------------------------------------------------------
                                                     21,479,668
---------------------------------------------------------------

TEXTILES (HOME FURNISHINGS)-0.18%

Mohawk Industries, Inc.(a)              75,000        2,306,250
---------------------------------------------------------------
WestPoint Stevens, Inc.(a)              50,000        2,050,000
---------------------------------------------------------------
                                                      4,356,250
---------------------------------------------------------------

TRUCKING-0.24%

Caliber System, Inc.                    25,000        1,303,125
---------------------------------------------------------------
Hub Group, Inc.(a)                     100,000        3,050,000
---------------------------------------------------------------
Swift Transportation Co., Inc.(a)       50,000        1,600,000
---------------------------------------------------------------
                                                      5,953,125
---------------------------------------------------------------

WASTE MANAGEMENT-0.33%

Thermo Instrument Systems Inc.(a)       20,000          721,250
---------------------------------------------------------------
USA Waste Services, Inc.(a)            200,000        7,400,000
---------------------------------------------------------------
                                                      8,121,250
---------------------------------------------------------------
    Total Domestic Common Stocks                    793,976,811
---------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY INTERESTS-61.07%

ARGENTINA-2.22%

Banco de Galicia y Buenos Aires
  S.A. de C.V.-ADR
  (Banks-Regional)                     500,439       12,127,826
---------------------------------------------------------------
Banco Rio de La Plata S.A.-ADR
  (Banks-Money Center)(a)              461,000        4,840,500
---------------------------------------------------------------
Disco S.A.-ADR (Retail-Food
  Chains)(a)                            69,500        2,814,750
---------------------------------------------------------------
Perez Companc S.A.-Class B (Oil &
  Gas-Refining & Marketing)          2,004,489       12,555,697
---------------------------------------------------------------
Telefonica de Argentina S.A.-ADR
  (Telephone)                          268,500        7,551,562
---------------------------------------------------------------
YPF S.A.-ADR (Oil-International
  Integrated)                          479,600       15,347,200
---------------------------------------------------------------
                                                     55,237,535
---------------------------------------------------------------

AUSTRALIA-0.48%

QBE Insurance Group Ltd.
  (Insurance-Property-Casualty)      2,055,929        9,614,782
---------------------------------------------------------------
QBE Insurance Group Ltd.-Bonus
  shares
 (Insurance-Property-Casualty)(a)      513,982        2,342,248
---------------------------------------------------------------
                                                     11,957,030
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE

AUSTRIA-0.38%

VA Technologie A.G. (Engineering
  & Construction)                       53,200   $    9,439,946
---------------------------------------------------------------

BELGIUM-0.74%

Barco Industries
  (Manufacturing-Diversified)           41,000        7,909,040
---------------------------------------------------------------
COLRUYT S.A. (Retail-Food Chains)        8,800        4,720,923
---------------------------------------------------------------
UCB S.A.
  (Manufacturing-Diversified)            1,650        5,701,352
---------------------------------------------------------------
                                                     18,331,315
---------------------------------------------------------------

BRAZIL-3.94%

Banco Bradesco S.A. (Banks-Major
  Regional)                          1,316,000        9,788,380
---------------------------------------------------------------
CESP-Companhia Energetica de Sao
  Paulo (Electric Companies)(a)         65,000        4,068,212
---------------------------------------------------------------
Cia. Riograndense de
  Telecomunicacoes-Pfd.
  (Telephone) (Acquired 08/06/97;
  Cost $181,844)(a)(b)                   1,425          109,847
---------------------------------------------------------------
Cia. Riograndense de
  Telecomunicacoes-Pfd.
  (Telephone)                           65,000        5,011,565
---------------------------------------------------------------
Companhia Brasileira de
  Distribuicao Grupo Pao de
  Acucar (Retail-Food Chains)          326,500        6,219,330
---------------------------------------------------------------
Companhia Brasileira de
  Distribuicao Grupo Pao de
  Acucar-ADR (Retail-Food Chains)      120,519        2,229,602
---------------------------------------------------------------
Companhia Energetica de Minas
  Gerais (Electric Companies)          196,000        7,822,577
---------------------------------------------------------------
Companhia Paranaense de
  Energia-Copel (Electric
  Companies)                           240,000        2,897,546
---------------------------------------------------------------
Companhia Paranaense de
  Energia-Copel-ADR (Electric
  Companies)                           400,000        4,775,000
---------------------------------------------------------------
Companhia de Saneamento Basico do
  Estado de Sao Paulo (Water
  Utilities)                            39,041        7,224,263
---------------------------------------------------------------
Eletricidade de Sao Paulo S.A.
  (Electric Companies)(a)               13,600        2,319,198
---------------------------------------------------------------
Eletricidade de Sao Paulo S.A.
  Rts. (Electric Companies)(a)           3,265           11,848
---------------------------------------------------------------
Multicanal Participacoes S.A.-ADR
  (Broadcasting-Television, Radio &
  Cable)(a)   315,000                                 1,949,063
---------------------------------------------------------------
Petroleo Brasileiro
  S.A.-Petrobras (Oil &
  Gas-Exploration & Production)         46,200        8,590,866
---------------------------------------------------------------
Telecomunicacoes de Sao Paulo
  S.A.-TELESP-Pfd. (Telephone)          44,700       11,677,264
---------------------------------------------------------------
Telecomunicacoes Brasileiras
  S.A.-Telebras-ADR (Telephone)         94,700        9,612,050
---------------------------------------------------------------
Uniao de Bancos Brasileiros
  S.A.-GDR (Banks-Regional)(a)         278,200        7,580,950
---------------------------------------------------------------
Votorantim Celulose e Papel S.A.
  (Paper & Forest Products)            259,500        6,192,975
---------------------------------------------------------------
                                                     98,080,536
---------------------------------------------------------------

CANADA-6.45%

ATI Technologies, Inc.
  (Computers-Hardware)(a)              160,000        3,303,651
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
CANADA-(CONTINUED)
ATS Automation Tooling Systems,
  Inc.
  (Manufacturing-Diversified)
  (Acquired 09/22/97; Cost
  $2,432,112)(a)(b)                     70,000   $    2,446,163
---------------------------------------------------------------
ATS Automation Tooling Systems,
  Inc.
  (Manufacturing-Diversified)(a)       110,000        3,843,971
---------------------------------------------------------------
Biovail Corporation International
  (Health Care-Drugs-Generic &
  Other)(a)                            160,000        4,620,000
---------------------------------------------------------------
Canadian Fracmaster Ltd. (Oil &
  Gas-Exploration & Production)        155,000        2,557,030
---------------------------------------------------------------
Canadian Natural Resources Ltd.
  (Oil & Gas-Exploration &
  Production)(a)                       345,000       10,036,542
---------------------------------------------------------------
CanWest Global Communications
  Corp. (Broadcasting-Television,
  Radio & Cable)                       355,998        6,820,127
---------------------------------------------------------------
CGI Group, Inc.
  (Services-Computer Systems)(a)       135,000        3,836,343
---------------------------------------------------------------
C-MAC Industries Inc.
  (Electronics-Component
  Distributors)(a)                     200,000        2,909,143
---------------------------------------------------------------
Discreet Logic, Inc.
  (Communications Equipment)(a)        175,000        3,423,438
---------------------------------------------------------------
Enerflex Systems Ltd.
  (Manufacturing- Specialized)          96,000        2,724,660
---------------------------------------------------------------
Ensign Resource Service Group,
  Inc. (Oil & Gas-Drilling &
  Equipment)                           200,000        7,287,047
---------------------------------------------------------------
Extendicare, Inc.-Class A (Health
  Care-Long Term Care)(a)              350,000        5,389,009
---------------------------------------------------------------
Four Seasons Hotels, Inc.
  (Lodging-Hotels)                      85,000        2,816,547
---------------------------------------------------------------
Geac Computer Corporation Ltd.
  (Services-Computer Systems)(a)       581,400       17,367,537
---------------------------------------------------------------
Gulf Canada Resources Ltd.
  (Oil-International
  Integrated)(a)                       250,000        2,093,750
---------------------------------------------------------------
Hummingbird Communications Ltd.
  (Computers-Software &
  Services)(a)                          72,000        2,567,141
---------------------------------------------------------------
Imax Corp. (Communications
  Equipment)(a)                        150,000        3,806,250
---------------------------------------------------------------
IPSCO, Inc. (Iron & Steel)              60,000        2,596,942
---------------------------------------------------------------
JDS Fitel Inc. (Manufacturing
  Specialized)(a)                      200,000       11,459,183
---------------------------------------------------------------
Leitch Technology Corp.
  (Electronics-Instrumentation)
  (Acquired 06/25/97; Cost
  $376,739)(a)(b)                       16,500          504,594
---------------------------------------------------------------
Leitch Technology Corp.
 (Electronics-Instrumentation)(a)      147,000        4,495,477
---------------------------------------------------------------
Linamar Corp. (Machinery
  Diversified)                          58,000        3,656,508
---------------------------------------------------------------
MDS, Inc.-Class B (Health
  Care-Specialized Services)           218,000        5,034,874
---------------------------------------------------------------
Mitel Corp. (Communications
  Equipment)(a)                        370,200        3,244,027
---------------------------------------------------------------
Newcourt Credit Group, Inc.
  (Savings & Loan Companies)           120,000        4,150,850
---------------------------------------------------------------
Northern Telecom Ltd.
  (Communications Equipment)            25,000        2,242,188
---------------------------------------------------------------
Philip Services Corp. (Waste
  Management)(a)                       200,000        3,500,000
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE

CANADA-(CONTINUED)
Precision Drilling Corp. (Oil &
  Gas-Drilling & Equipment)(a)         250,000   $    7,687,500
---------------------------------------------------------------
Prudential Steel Ltd. (Oil &
  Gas-Drilling & Equipment)            200,000        8,372,654
---------------------------------------------------------------
Royal Group Technologies Ltd.
  (Manufacturing-Specialized)(a)       105,000        2,674,637
---------------------------------------------------------------
Sears Canada, Inc.
  (Retail-Department Stores)           300,000        4,959,733
---------------------------------------------------------------
Shaw Industries Ltd. (Oil &
  Gas-Exploration & Production)         14,200          574,307
---------------------------------------------------------------
Suncor, Inc. (Oil-International
  Integrated)                          210,000        7,561,997
---------------------------------------------------------------
                                                    160,563,820
---------------------------------------------------------------

CHILE-1.12%

Cia. de Telecomunicaciones de
  Chile S.A.-ADR (Telephone)           287,300        7,972,575
---------------------------------------------------------------
Distribucion y Servicio D&S
  S.A.-ADR (Retail-Food
  Chains)(a)                           650,000       11,415,625
---------------------------------------------------------------
Quinenco S.A.-ADR
  (Financial-Diversified)(a)           580,900        8,495,663
---------------------------------------------------------------
                                                     27,883,863
---------------------------------------------------------------

DENMARK-0.56%

Bang & Olufsen Holding A/S-Class
  B (Electronics-Component
  Distributors)                         90,000        5,487,721
---------------------------------------------------------------
Kobenhavns Lufthavne A/S
  (Shipping)                            35,000        4,188,199
---------------------------------------------------------------
Olicom A/S
  (Computers-Networking)(a)            150,000        4,312,500
---------------------------------------------------------------
                                                     13,988,420
---------------------------------------------------------------

FINLAND-0.71%

KCI Konecranes
  (Machinery-Diversified)               76,750        2,893,007
---------------------------------------------------------------
Hartwall OY A.B.
  (Beverages-Alcoholic)                 80,000        6,572,272
---------------------------------------------------------------
TT Tieto OY -Class B
  (Computers-Software & Services)       74,000        8,296,525
---------------------------------------------------------------
                                                     17,761,804
---------------------------------------------------------------

FRANCE-1.91%

BERTRAND FAURE (Auto Parts &
  Equipment)                           110,000        6,636,328
---------------------------------------------------------------
Christian Dalloz
  (Manufacturing-Diversified)           11,400        1,353,790
---------------------------------------------------------------
Compagnie Generale de Geophysique
  S.A. (Services-Commercial &
  Consumer)(a)                          26,000        3,605,946
---------------------------------------------------------------
Coflexip S.A. (Metal Fabricators)       48,161        5,310,171
---------------------------------------------------------------
Coflexip S.A.-ADR (Metal
  Fabricators)                          15,900          874,500
---------------------------------------------------------------
Dassault Systemes S.A.-ADR
  (Computers-Software & Services)      200,000        6,000,000
---------------------------------------------------------------
Grand Optical Photoservice
  (Services- Commercial &
  Consumer)                             26,400        4,251,828
---------------------------------------------------------------
ISIS (Oil-International
  Integrated) (Acquired 10/23/97;
  Cost $2,222,817)(a)(b)                19,400        2,270,186
---------------------------------------------------------------
Labinal S.A. (Aerospace/Defense)         8,300        2,151,172
---------------------------------------------------------------
LDC S.A. (Foods)                         7,500        1,209,206
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
FRANCE-(CONTINUED)
Le Carbone-Lorraine (Housewares)         9,100   $    2,413,730
---------------------------------------------------------------
Moulinex (Household Furnishings &
  Appliances)(a)                       250,000        5,634,291
---------------------------------------------------------------
Penauille Polyservices
  (Services-Facilities &
  Environmental)                         5,300        1,068,591
---------------------------------------------------------------
Vallourec S.A.
  (Manufacturing-Diversified)           73,000        4,796,429
---------------------------------------------------------------
                                                     47,576,168
---------------------------------------------------------------

GERMANY-1.79%

BETA Systems Software A.G.
  (Computers-Software &
  Services)(Acquired 06/26/97;
  Cost $289,738)(a)(b)                   5,000          478,996
---------------------------------------------------------------
Boewe Systec A.G. (Office
  Equipment & Supplies)                 75,000        2,220,803
---------------------------------------------------------------
Continental A.G. (Auto Parts &
  Equipment)                           185,000        4,414,607
---------------------------------------------------------------
Fresenius A.G.-Pfd. (Health
  Care-Medical Products &
  Supplies)                             26,000        4,392,835
---------------------------------------------------------------
Hugo Boss A.G.-Pfd.
  (Textile-Apparel)                      1,750        2,214,997
---------------------------------------------------------------
IWKA A.G. (Machinery-Diversified)        8,100        2,017,534
---------------------------------------------------------------
Plettac A.G.
  (Manufacturing-Diversified)           10,000        1,817,285
---------------------------------------------------------------
Plettac A.G.-Rts.
  (Manufacturing-Diversified)(a)        10,000              581
---------------------------------------------------------------
Porsche A.G. (Automobiles)               6,300        9,272,506
---------------------------------------------------------------
ProSieben Media A.G.-Pfd.
  (Broadcasting-Television, Radio, &
  Cable)(a)                             54,000        2,649,287
---------------------------------------------------------------
SCHMALBACH LUBECA A.G.
  (Containers-Metal & Glass)            20,000        3,715,853
---------------------------------------------------------------
Schwarz Pharma A.G. (Health
  Care-Drugs-Generic & Other)           85,000        6,020,844
---------------------------------------------------------------
SKW Trostberg A.G.
  (Chemicals-Diversified)               77,600        2,667,240
---------------------------------------------------------------
Vossloh A.G.
  (Manufacturing-Specialized)           50,200        2,541,551
---------------------------------------------------------------
                                                     44,424,919
---------------------------------------------------------------

GREECE-0.12%

Titan Cement Co. S.A.
  (Construction-Cement &
  Aggregates)                           60,000        2,932,041
---------------------------------------------------------------

HONG KONG-4.94%

Asia Satellite Telecommunications Holdings
  Ltd.
  (Telecommunications-Cellular/Wireless)   1,530,000      3,680,786
---------------------------------------------------------------
Asia Satellite Telecommunications
  Holdings Ltd.-ADR
  (Telecommunications-Cellular/Wireless)     177,300      4,144,389
---------------------------------------------------------------
China Resources Enterprise Ltd.
  (Manufacturing-Diversified)        5,414,000       14,845,347
---------------------------------------------------------------
China Telecom (Hong Kong) Ltd.
  ADR
  (Telecommunications-Cellular &
  Wireless)(a)                         202,000        6,539,750
---------------------------------------------------------------
Cosco Pacific Ltd.
  (Financial-Diversified)            9,100,000       10,593,029
---------------------------------------------------------------
Esprit Asia Holdings Ltd.
  (Retail-Specialty- Apparel)       10,520,000        3,741,835
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE

HONG KONG-(CONTINUED)
First Pacific Company Ltd.
  (Distributors-Food & Health)      13,326,033   $    8,402,562
---------------------------------------------------------------
Hong Kong & China Gas Co. Ltd.
  (Natural Gas)                      6,723,840       12,697,156
---------------------------------------------------------------
Hutchison Whampoa Ltd.
  (Retail-Food Chains)               2,255,000       15,604,023
---------------------------------------------------------------
Johnson Electric Holdings Ltd.
  (Electrical Equipment)             4,968,000       13,558,145
---------------------------------------------------------------
New World Infrastructure Ltd.
  (Services-Commercial &
  Consumer)(a)                       3,080,000        6,095,066
---------------------------------------------------------------
Shanghai Industrial Holdings Ltd.
  (Manufacturing-Diversified)        2,532,000       11,265,705
---------------------------------------------------------------
South China Morning Post Ltd.
  (Publishing-Newspapers)            8,168,000        7,078,264
---------------------------------------------------------------
Sun Hung Kai Properties Ltd.
  (Land Development)                   625,000        4,607,773
---------------------------------------------------------------
                                                    122,853,830
---------------------------------------------------------------

HUNGARY-0.19%

Richter Gedeon Rt.-GDR (Health
  Care-Drugs-Major
  Pharmaceuticals)                      50,000        4,650,000
---------------------------------------------------------------

INDONESIA-0.58%

Gulf Indonesia Resources Ltd.
  (Oil-International
  Integrated)(a)                       310,000        6,510,000
---------------------------------------------------------------
PT Indosat (Telephone)                 808,000        1,821,082
---------------------------------------------------------------
PT Indosat-ADR (Telephone)              87,500        2,072,656
---------------------------------------------------------------
PT Ramayana Lestari Sentosa
  (Retail- Department Stores)        2,324,000        3,932,427
---------------------------------------------------------------
                                                     14,336,165
---------------------------------------------------------------

ITALY-0.26%

Autogrill S.p.A (Restaurants)(a)       775,000        3,556,852
---------------------------------------------------------------
Gewiss S.p.A. (Electrical
  Equipment)                           150,000        2,923,804
---------------------------------------------------------------
                                                      6,480,656
---------------------------------------------------------------

IRELAND-0.72%

CBT Group PLC-ADR
  (Computers-Software &
  Services)(a)                           7,600          583,300
---------------------------------------------------------------
Elan Corp. PLC-ADR (Health
  Care-Drugs-Generic & Other)(a)       200,000        9,975,000
---------------------------------------------------------------
Saville Systems Ireland
  PLC-ADR(a)(Services- Data
  Processing)                          125,000        7,468,750
---------------------------------------------------------------
                                                     18,027,050
---------------------------------------------------------------

ISRAEL-2.60%

Blue Square-Israel Ltd.-ADR
  (Retail-Food Chains)(a)              550,000        6,393,750
---------------------------------------------------------------
Crystal Systems Solutions
  (Computers- Software &
  Services)(a)                         110,000        2,310,000
---------------------------------------------------------------
ESC Medical Systems Ltd. (Health
  Care- Medical Products &
  Supplies)(a)                         300,000       11,775,000
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
ISRAEL-(CONTINUED)
NICE-Systems Ltd. ADR
  (Communications Equipment)(a)        113,000   $    5,268,625
---------------------------------------------------------------
Orbotech, Ltd.
  (Computers-Software & Services)      138,000        5,899,500
---------------------------------------------------------------
Panamerican Beverages, Inc.-Class
  A (Beverages-Non-Alcoholic)          574,400       17,806,400
---------------------------------------------------------------
Tecnomatix Technologies Ltd.
  (Computers-Software &
  Services)(a)                          87,500        2,701,563
---------------------------------------------------------------
Teledata Communication Ltd.
  (Communications Equipment)(a)         70,100        2,173,100
---------------------------------------------------------------
Teva Pharmaceutical Industries
  Ltd.-ADR (Health
  Care-Drugs-Generic & Other)          198,500        9,279,875
---------------------------------------------------------------
Tower Semiconductor Ltd.
  (Electronics-Semiconductors)         100,000        1,175,000
---------------------------------------------------------------
                                                     64,782,812
---------------------------------------------------------------

JAPAN-2.78%

Aderans Co. Ltd. (Personal Care)       394,000       10,607,063
---------------------------------------------------------------
Bellsystem 24, Inc.
  (Services-Commercial &
  Consumer)                             48,000        6,620,690
---------------------------------------------------------------
Capcom Co., Ltd.
  (Computers-Software & Services)      201,000        3,340,257
---------------------------------------------------------------
Circle K Japan Co. Ltd.
  (Retail-Food Chains)                 222,000       11,399,751
---------------------------------------------------------------
FCC Co. Ltd. (Auto Parts &
  Equipment)                           143,110        2,259,319
---------------------------------------------------------------
Fujitsu Denso Ltd. (Electrical
  Equipment)                           340,000        5,311,175
---------------------------------------------------------------
Hokuto Corp. (Agricultural
  Products)                            185,250        5,248,878
---------------------------------------------------------------
Noritsu Koki Co. Ltd.
  (Photography/Imaging)                315,600       10,489,406
---------------------------------------------------------------
77 Bank (Banks-Major Regional)         770,000        7,293,727
---------------------------------------------------------------
Shohkoh Fund & Co.
  (Financial-Diversified)               20,600        6,675,529
---------------------------------------------------------------
                                                     69,245,795
---------------------------------------------------------------

MEXICO-4.62%

Cifra S.A. de C.V.
  (Retail-General Merchandise)(a)    6,454,900       11,162,320
---------------------------------------------------------------
Coca-Cola Femsa S.A.-ADR
  (Beverages-Non-Alcoholic)            363,700       15,707,294
---------------------------------------------------------------
Corporacion Interamericana de
  Entretenimiento S.A.
  (Entertainment)(a)                   683,000        3,958,712
---------------------------------------------------------------
Fomento Economico Mexicano, S.A.
  de C.V.-Class B
  (Beverages-Alcoholic)              2,852,700       20,072,665
---------------------------------------------------------------
Grupo Financiero Banamex Accival,
  S.A. de C.V.
  (Financial-Diversified)(a)         5,850,000       11,581,395
---------------------------------------------------------------
Grupo Industrial Maseca S.A. de
  C.V.-Class B (Foods)               5,844,600        5,645,945
---------------------------------------------------------------
Grupo Modelo S.A. de C.V.
  (Beverages- Alcoholic)             1,056,000        7,820,823
---------------------------------------------------------------
Grupo Televisa S.A.-GDR
  (Entertainment)(a)                   424,700       13,165,700
---------------------------------------------------------------
Kimberly-Clark de Mexico, S.A. de
  C.V.-Class A (Paper & Forest
  Products)                          2,460,500       10,783,945
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE

MEXICO-(CONTINUED)
Organizacion Soriana S.A. de C.V.
  (Retail-Department Stores)         2,900,000   $    9,649,374
---------------------------------------------------------------
Tubos de Acero de Mexico S.A.
  (Oil & Gas-Drilling &
  Equipment)(a)                        125,000        2,523,438
---------------------------------------------------------------
TV Azteca, S.A. de C.V.-ADR
  (Broadcasting-Television, Radio &
  Cable)(a)                            156,100        2,985,413
---------------------------------------------------------------
                                                    115,057,024
---------------------------------------------------------------

NETHERLANDS-4.43%

Aalberts Industries N.V.
  (Manufacturing-Diversified)          115,000        3,014,937
---------------------------------------------------------------
Beter Bed Holding N.V. (Household
  Furnishings & Appliances)            115,000        2,505,537
---------------------------------------------------------------
Brunel International N.V.
  (Services- Employment)
  (Acquired 06/19/97; Cost
  $1,997,948)(a)(b)                     95,000        2,006,181
---------------------------------------------------------------
CMG PLC (Computers-Software &
  Services)                            517,200       12,174,113
---------------------------------------------------------------
Draka Holding N.V. (Metal
  Fabricators)                          60,000        2,898,790
---------------------------------------------------------------
Fugro N.V. (Services-Commercial &
  Consumer)                            180,000        6,350,760
---------------------------------------------------------------
Gamma Holding N.V.
  (Textiles-Apparel)                    53,000        2,839,042
---------------------------------------------------------------
Getronics N.V.
  (Computers-Software & Services)      300,000        9,904,713
---------------------------------------------------------------
IHC Caland N.V.
  (Manufacturing-Specialized)          114,000        7,010,868
---------------------------------------------------------------
Internatio-Muller N.V.
  (Manufacturing-Diversified)          288,000        9,152,511
---------------------------------------------------------------
Koninklijke Ahrend Groep N.V.
  (Household Furnishings &
  Appliances)                          210,000        6,998,197
---------------------------------------------------------------
Koninklijke Van Ommeren N.V.
  (Shipping)                           122,000        4,367,242
---------------------------------------------------------------
NORIT N.V. (Chemicals Specialty)       200,000        3,224,311
---------------------------------------------------------------
Nutreco Holding N.V.
  (Agricultural Products)(a)           235,000        5,277,363
---------------------------------------------------------------
Oce-Van Der Grinten N.V. (Office
  Equipment & Supplies)                 67,000        7,643,832
---------------------------------------------------------------
Ordina Beheer N.V.-W.I.
  (Services-Commercial &
  Consumer)(a)                         400,000        6,469,225
---------------------------------------------------------------
Randstad Holdings N.V.
  (Services-Commercial &
  Consumer)                            292,500       11,675,895
---------------------------------------------------------------
Simac Techniek N.V.
  (Electronics-Instrumentation)         25,000        3,197,270
---------------------------------------------------------------
Vedior N.V. (Services-Commercial & Consumer)
  (Acquired 06/05/97; Cost
  $1,500,539)(a)(b)                     75,000        1,541,333
---------------------------------------------------------------
Vedior N.V. (Services-Commercial
  & Consumer)                          100,000        2,055,112
---------------------------------------------------------------
                                                    110,307,232
---------------------------------------------------------------

NORWAY-2.56%

ASK A.S.A. (Computer
  Peripherals)(a)                      405,000        3,627,785
---------------------------------------------------------------
Blom A.S.A. (Services-Facilities
  & Environmental)(a)                  244,000        2,412,933
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
NORWAY-(CONTINUED)
Blom A.S.A.-Rts.
  (Services-Facilities &
  Environmental)(a)                     34,268   $        4,911
---------------------------------------------------------------
Det Sondenfjelds-Norske
  Dampskibsselskab (Oil &
  Gas-Refining & Marketing)(a)         250,000        5,625,305
---------------------------------------------------------------
Ekornes A.S.A. (Household
  Furnishings & Appliances)            300,000        2,751,741
---------------------------------------------------------------
Farstad Shipping A.S.A.
  (Shipping)                           406,000        2,612,635
---------------------------------------------------------------
Fred. Olsen Energy A.S.A. (Oil &
  Gas-Drilling & Equipment)
  (Acquired 10/07/97; Cost
  $3,100,584)(a)(b)                    152,900        3,856,795
---------------------------------------------------------------
Merkantildata A.S.A.
  (Services-Commercial &
  Consumer)                            150,000        5,052,025
---------------------------------------------------------------
NetCom A.S.A.
  (Cellular/Wireless
  Telecommunications) (a)              150,000        3,633,158
---------------------------------------------------------------
Saevik Supply A.S.A.
  (Oil-International
  Integrated)(a)                       160,000        3,668,988
---------------------------------------------------------------
Seateam Technology A.S.A.
  (Oil & Gas-Exploration &
  Production)(a)                       150,000        3,009,717
---------------------------------------------------------------
Smedvig A.S.A.-Class A (Oil &
  Gas-Drilling & Equipment)            160,000        4,838,479
---------------------------------------------------------------
Smedvig A.S.A.-Class B (Oil &
  Gas-Drilling & Equipment)            140,000        4,133,345
---------------------------------------------------------------
Tandberg A.S.A. (Communications
  Equipment)(a)                        110,000        1,734,170
---------------------------------------------------------------
Tandberg Television A.S.A.
  (Communications Equipment)(a)        440,000        4,225,070
---------------------------------------------------------------
Tomra Systems A.S.A.
  (Manufacturing Specialized)          486,000       12,537,621
---------------------------------------------------------------
                                                     63,724,678
---------------------------------------------------------------

PERU-0.47%

Telefonica del Peru S.A.-ADR
  (Telephone)                          486,500        9,608,375
---------------------------------------------------------------
Telefonica del Peru S.A.-Class B
  (Telephone)                        1,026,000        2,044,442
---------------------------------------------------------------
                                                     11,652,817
---------------------------------------------------------------

PHILIPPINES-0.98%

DMCI Holdings Inc.
  (Homebuilding)(a)                 23,400,000        1,848,236
---------------------------------------------------------------
International Container Terminal
  Services, Inc. (Air Freight)(a)   12,225,000        2,413,963
---------------------------------------------------------------
Ionics Circuit Inc.
  (Electronics-Component
  Distributors)                      6,040,000        3,535,402
---------------------------------------------------------------
Metro Pacific Corp.
  (Manufacturing-Diversified)       36,247,820        2,413,113
---------------------------------------------------------------
Philippine Long Distance
  Telephone Co. (Telephone)            194,920        4,811,142
---------------------------------------------------------------
Philippine Long Distance
  Telephone Co.-ADR (Telephone)        159,400        3,865,450
---------------------------------------------------------------
SM Prime Holdings Inc. (Land
  Development)                      32,000,000        5,596,615
---------------------------------------------------------------
                                                     24,483,923
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE

PORTUGAL-1.51%

Cimpor-Cimentos de Portugal S.A.
  (Construction-Cement &
  Aggregates)                          250,000   $    6,326,415
---------------------------------------------------------------
Electricidade de Portugal,
  S.A.-ADR (Electric
  Companies)(a)                        158,500        5,537,594
---------------------------------------------------------------
Jeronimo Martins & Filho, S.A.
  (Retail General Merchandise)          56,000        3,662,212
---------------------------------------------------------------
Portugal Telecom S.A. (Telephone)      265,000       10,872,761
---------------------------------------------------------------
Semapa (Building Materials)            110,000        2,539,664
---------------------------------------------------------------
Telecel-Comunicacaoes Pessoais, S.A.
  (Cellular/Wireless
  Telecommunications) (a)               34,900        3,149,725
---------------------------------------------------------------
Telecel-Comunicacaoes Pessoais, S.A.-ADR
  (Cellular/Wireless
  Telecommunications) (a)               60,000        5,425,078
---------------------------------------------------------------
                                                     37,513,449
---------------------------------------------------------------

SINGAPORE-0.80%

City Developments Ltd. (Land
  Development)                         789,000        3,306,286
---------------------------------------------------------------
Creative Technology Limited
  (Computers-Peripherals)(a)           100,000        2,543,750
---------------------------------------------------------------
DBS Land Ltd. (Land Development)     3,205,000        5,453,587
---------------------------------------------------------------
Overseas Union Bank Ltd.
  (Banks-Major Regional)             1,236,000        4,120,000
---------------------------------------------------------------
Wing Tai Holdings Ltd. (Land
  Development)                       3,600,000        4,571,429
---------------------------------------------------------------
                                                     19,995,052
---------------------------------------------------------------

SOUTH AFRICA-0.54%

Dimension Data Holdings Ltd.
  (Computers-Software &
  Services)(a)                       1,500,000        6,233,766
---------------------------------------------------------------
Persetel Holdings Ltd.
  (Computers-Software & Services)      760,000        4,777,143
---------------------------------------------------------------
Protea Furnishers Ltd. (Household
  Furnishings & Appliances)          4,700,000        2,441,559
---------------------------------------------------------------
                                                     13,452,468
---------------------------------------------------------------

SPAIN-1.12%

Azkoyen S.A.
  (Manufacturing-Specialized)           17,000        1,870,970
---------------------------------------------------------------
Corp. Financiera Reunida, S.A.
  (Investment Management)(a)         1,475,000        7,908,847
---------------------------------------------------------------
Mapfre Vida (Insurance-Life &
  Health)                               54,000        3,303,774
---------------------------------------------------------------
Prosegur, CIA de Seguridad S.A.
  (Services- Commercial &
  Consumer)                            400,000        4,482,024
---------------------------------------------------------------
Tele Pizza, S.A. (Restaurants)(a)      100,000        6,867,395
---------------------------------------------------------------
Vidrala S.A.
  (Manufacturing-Specialized)           80,000        3,514,127
---------------------------------------------------------------
                                                     27,947,137
---------------------------------------------------------------

SWEDEN-1.27%

AB Lindex
  (Retail-Specialty-Apparel)           130,000        3,662,265
---------------------------------------------------------------
Allgon A.B.-Class B (Electronic
  Components/Miscellaneous)             57,000          913,230
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
SWEDEN-(CONTINUED)
Assa Abloy A.B.-Class B (Metal
  Fabricators)                         230,000   $    5,251,071
---------------------------------------------------------------
B.T. Industries A.B.
  (Machinery-Diversified)              130,000        2,777,073
---------------------------------------------------------------
Europolitan Holdings A.B.
  (Telecommunications-Cellular &
  Wireless)(a)                          94,400        3,377,775
---------------------------------------------------------------
Hemkopskedjan A.B. (Retail-Food
  Chains)(a)(b)                        100,000        1,034,727
---------------------------------------------------------------
Hoganas A.B. (Metals Mining)           170,000        6,309,831
---------------------------------------------------------------
Munters A.B.(Services-Facilities
  & Environmental)(a) (b)              185,000        1,877,195
---------------------------------------------------------------
Scandic Hotels A.B.
  (Lodging-Hotels)(a)                   39,500          896,541
---------------------------------------------------------------
Telefonaktiebolaget LM
  Ericsson-ADR (Communications
  Equipment)                           122,360        5,414,430
---------------------------------------------------------------
                                                     31,514,138
---------------------------------------------------------------

SWITZERLAND-2.33%

Ares-Serono Group-Class B (Health
  Care-Drugs-Generic & Other)            4,000        7,570,077
---------------------------------------------------------------
Georg Fischer A.G. (Auto Parts &
  Equipment)                             1,800        2,398,715
---------------------------------------------------------------
Gurit-Heberlein A.G. (Chemicals
  Diversified)                           1,400        4,424,210
---------------------------------------------------------------
Kuoni Reisen A.G.
  (Services-Commercial &
  Consumer)                              1,600        6,056,061
---------------------------------------------------------------
Mikron Holding A.G.
  (Machinery-Diversified)(a)            17,000        2,828,781
---------------------------------------------------------------
Mikron Holding A.G. Wts.,
  expiring 12/10/97
  (Machinery-Diversified)(a)            17,000           29,138
---------------------------------------------------------------
Rieter Holdings Ltd.
  (Machinery-Diversified)               24,500       10,585,610
---------------------------------------------------------------
Saurer A.G.
  (Machinery-Diversified)               18,500       12,234,244
---------------------------------------------------------------
Selecta Group (The) (Retail-Speciality)
  (Acquired 05/12/97; Cost
  $2,339,099)(a)(b)                     16,150        2,260,596
---------------------------------------------------------------
Sika Finanz A.G. (Engineering &
  Construction)                         16,500        4,854,847
---------------------------------------------------------------
Sulzer Medica (Health
  Care-Medical Products &
  Supplies)(a)                         120,600        3,226,050
---------------------------------------------------------------
TAG Heuer International S.A.
  (Consumer Jewelry, Novelties &
  Gift)(a)                              13,900        1,588,287
---------------------------------------------------------------
                                                     58,056,616
---------------------------------------------------------------

TAIWAN-0.11%

ASE Test Ltd.
  (Electronics-Semiconductors)(a)       49,100        2,688,225
---------------------------------------------------------------

UNITED KINGDOM-7.55%

Aegis Group PLC
 (Services-Advertising/Marketing)    6,000,000        6,090,233
---------------------------------------------------------------
Airtours PLC (Services-Commercial
  & Consumer)                          815,000       16,134,922
---------------------------------------------------------------
Alexon Group PLC
  (Textiles-Apparel)(a)                555,000        2,206,828
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE

UNITED KINGDOM-(CONTINUED)
Amersham International PLC
  (Health Care-Drugs-Generic &
  Other)                               245,000   $    9,423,293
---------------------------------------------------------------
Avis Europe PLC
  (Services-Commercial &
  Consumer) (Acquired 03/26/97;
  Cost $2,977,263)(b)                1,484,550        3,711,149
---------------------------------------------------------------
Blacks Leisure Group PLC (Retail
  General Merchandise)                 200,000        1,469,709
---------------------------------------------------------------
British-Borneo Petroleum
  Syndicate PLC (Oil &
  Gas/Exploration & Production)      1,080,000        8,624,977
---------------------------------------------------------------
Capita Group PLC (Services
  Commercial & Consumer)               570,000        2,945,458
---------------------------------------------------------------
Compass Group PLC (Services
  Commercial & Consumer)               335,000        3,571,804
---------------------------------------------------------------
Danka Business Systems PLC-ADR
  (Office Equipment & Supplies)        114,700        4,243,900
---------------------------------------------------------------
Dewhirst Group PLC
  (Textiles-Apparel)                   404,000        1,721,640
---------------------------------------------------------------
Dr. Solomon's Group PLC-ADR
  (Computers-Software &
  Services)(a)                         109,600        3,356,500
---------------------------------------------------------------
FirstBus PLC (Shipping)              1,350,000        4,552,575
---------------------------------------------------------------
Games Workshop Group PLC (Leisure
  Time- Products)                      165,000        1,896,277
---------------------------------------------------------------
Goode Durrant PLC (Manufacturing
  Diversified)                         214,000        1,784,421
---------------------------------------------------------------
Graseby PLC (Electronics
  Instrumentation)                     425,000        1,493,827
---------------------------------------------------------------
Holliday Chemical Holdings PLC
  (Chemicals Specialty)                675,000        2,151,714
---------------------------------------------------------------
Independent Insurance Group PLC
  (Insurance-Property-Casualty)        185,000        3,569,413
---------------------------------------------------------------
Jarvis Hotels PLC
  (Lodging-Hotels)                     675,000        1,653,423
---------------------------------------------------------------
JBA Holdings PLC (Computer
  Software & Services)                 150,000        2,378,211
---------------------------------------------------------------
J.D. Wetherspoon PLC (Leisure
  Time- Products)                      105,000        2,853,853
---------------------------------------------------------------
JJB Sports PLC (Retail-General
  Merchandise)                         430,000        4,112,165
---------------------------------------------------------------
Kwik-Fit Holdings PLC
  (Retail-General Merchandise)         880,500        4,778,932
---------------------------------------------------------------
Manchester United PLC (Leisure
  Time-Products)                       500,000        5,360,411
---------------------------------------------------------------
Mayflower Corp. PLC (The)
  (Auto Parts & Equipment)             890,000        2,971,463
---------------------------------------------------------------
Micro Focus Group PLC ADR
  (Computer Software/Services)(a)       80,000        2,685,000
---------------------------------------------------------------
Millennium & Copthorne Hotels PLC
  (Lodging-Hotels)                     350,000        2,266,640
---------------------------------------------------------------
Misys PLC (Services-Commercial &
  Consumer)                            500,000       12,604,097
---------------------------------------------------------------
Parity PLC (Services Commercial &
  Consumer)                            350,000        3,388,216
---------------------------------------------------------------
PizzaExpress PLC (Restaurants)         387,000        4,876,162
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
UNITED KINGDOM-(CONTINUED)
Powerscreen International PLC
  (Machinery-Diversified)              515,000   $    6,035,328
---------------------------------------------------------------
Provident Financial PLC (Consumer
  Finance)                           1,000,000       11,576,475
---------------------------------------------------------------
Sage Group PLC (The)
  (Computers-Software & Services)      300,000        3,623,940
---------------------------------------------------------------
Scholl PLC (Health
  Care-Diversified)                    200,000          934,507
---------------------------------------------------------------
Select Appointments Holdings PLC
  (Services-Commercial &
  Consumer)                            300,000        2,753,187
---------------------------------------------------------------
SEMA Group PLC (Manufacturing
  Diversified)                         500,000       11,232,536
---------------------------------------------------------------
Senior Engineering Group PLC
  (Metal Fabricators)                1,100,000        3,063,572
---------------------------------------------------------------
Stagecoach Holdings PLC
  (Shipping)                           790,000        9,662,330
---------------------------------------------------------------
Stanley Leisure PLC (Leisure
  Time-Products)                       425,000        2,185,478
---------------------------------------------------------------
Taylor Woodrow PLC (Engineering &
  Construction)                      1,450,000        4,451,910
---------------------------------------------------------------
TBI PLC (Land Development)             500,000          721,433
---------------------------------------------------------------
Weir Group PLC (The)
  (Machinery-Diversified)              600,000        2,793,454
---------------------------------------------------------------
                                                    187,911,363
---------------------------------------------------------------

VENEZUELA-0.29%

Cia. Anonima Nacional Telefonos
  de Venezuela
  (Telecommunications-Long
  Distance)                            165,000        7,218,750
---------------------------------------------------------------
    Total Foreign Stocks & Other
      Equity
      Interests                                   1,520,076,577
---------------------------------------------------------------

DOMESTIC PREFERRED STOCK-0.23%

LODGING (HOTELS)-0.23%

Royal Caribbean Cruises
  Ltd.-$3.63 Conv. Pfd.                 76,000        5,776,000
---------------------------------------------------------------

DOMESTIC CONVERTIBLE CORPORATE NOTES-0.15%

ADVERTISING/BROADCASTING-0.06%

Jacor Communications Inc., Conv.
  Sr. LYON, 5.50%, 06/12/11(c)    $  2,350,000        1,439,210
---------------------------------------------------------------

INSURANCE (MULTI-LINE)-0.09%

Loews Corp., Conv. Sub. Notes,
  3.125%, 09/15/07                   2,100,000        2,396,415
---------------------------------------------------------------
    Total Domestic Convertible
      Corporate
      Notes                                           3,835,625
---------------------------------------------------------------

FOREIGN CONVERTIBLE CORPORATE BONDS-0.12%

HONG KONG-0.12%

New World Infrastructure Ltd.
  (Services-Commercial &
  Consumer), Conv. Bonds, 5.00%,
  07/15/01 (Acquired
  04/10/97-04/11/97; Cost
  $2,172,563)(b)                     1,850,000        1,748,250
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
FOREIGN CONVERTIBLE CORPORATE        AMOUNT          VALUE
  BONDS-(CONTINUED)
New World Infrastructure Ltd.
  (Services-Commercial &
  Consumer), Conv. Bonds, 5.00%,
  07/15/01                        $  1,170,000   $    1,105,650
---------------------------------------------------------------
    Total Foreign Convertible
      Corporate
      Bonds                                           2,853,900
---------------------------------------------------------------

REPURCHASE AGREEMENT(D)-5.40%
SBC Warburg Inc., 5.40%,
  11/03/97(e)                     $134,491,340   $  134,491,340
---------------------------------------------------------------
TOTAL INVESTMENTS-98.87%                          2,461,010,253
---------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-1.13%                                  28,169,726
---------------------------------------------------------------
NET ASSETS-100.00%                                2,489,179,979
===============================================================

Investment Abbreviations:

ADR  - American Depository Receipt
Conv. - Convertible
GDR - Global Depository Receipt
LYON - Liquid Yield Option Notes
Pfd.  - Preferred
Rts.  - Rights
Sr.  - Senior
Sub.  - Subordinated
Wts.  - Warrants

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors. The aggregate market value of these securities at 10/31/97 was $20,934,090, which represented 0.84% of the Fund's net assets.
(c) Zero coupon bond. The interest rate shown represents the rate of the original issue discount.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreement entered into 10/31/97 with a maturing value of $300,135,000. Collateralized by $295,632,000 U.S. Government obligations, 5.25% to 8.875% due 12/31/97 to 08/15/02 with an aggregate market value at 10/31/97 of $306,259,515.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 1997

ASSETS:

Investments, at market value (cost
  $1,987,194,427)                             $2,461,010,253
------------------------------------------------------------
Foreign currencies, at market value (cost
  $19,159,068)                                    19,307,806
------------------------------------------------------------
Receivables for:
  Investments sold                                11,150,791
------------------------------------------------------------
  Capital stock sold                              18,652,156
------------------------------------------------------------
  Dividends and interest                           1,503,948
------------------------------------------------------------
Investment for deferred compensation plan             17,360
------------------------------------------------------------
Other assets                                          69,112
------------------------------------------------------------
    Total assets                               2,511,711,426
------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                           11,143,700
------------------------------------------------------------
  Capital stock reacquired                         6,695,997
------------------------------------------------------------
  Deferred compensation                               17,360
------------------------------------------------------------
Accrued advisory fees                              1,984,585
------------------------------------------------------------
Accrued administrative services fees                   8,156
------------------------------------------------------------
Accrued directors' fees                                6,600
------------------------------------------------------------
Accrued distribution fees                          1,704,146
------------------------------------------------------------
Accrued transfer agent fees                          542,373
------------------------------------------------------------
Accrued operating expenses                           428,530
------------------------------------------------------------
    Total liabilities                             22,531,447
------------------------------------------------------------
Net assets applicable to shares outstanding   $2,489,179,979
============================================================

NET ASSETS:

Class A                                       $1,242,504,885
============================================================
Class B                                       $1,241,999,324
============================================================
Class C                                       $    4,675,770
============================================================

CAPITAL STOCK, $.001 PAR VALUE PER SHARE:

CLASS A:
  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                     71,884,207
============================================================
CLASS B:
  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                     73,069,124
============================================================
CLASS C:
  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                        275,023
============================================================
CLASS A:

  Net asset value and redemption price per
    share                                     $        17.28
============================================================
  Offering price per share:
    (Net asset value $17.28 divided by 95.25%)$        18.14
============================================================
CLASS B:

  Net asset value and offering price per
    share                                     $        17.00
============================================================
CLASS C:

  Net asset value and offering price per
    share                                     $        17.00
============================================================

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 1997

INVESTMENT INCOME:

Dividends (net of $1,998,577 foreign
  withholding tax)                               $ 17,106,552
-------------------------------------------------------------
Interest                                            2,731,848
-------------------------------------------------------------
    Total investment income                        19,838,400
-------------------------------------------------------------

EXPENSES:

Advisory fees                                      19,996,061
-------------------------------------------------------------
Administrative services fees                          109,161
-------------------------------------------------------------
Directors' fees                                        20,096
-------------------------------------------------------------
Distribution fees-Class A                           5,877,002
-------------------------------------------------------------
Distribution fees-Class B                          11,173,566
-------------------------------------------------------------
Distribution fees-Class C                               6,233
-------------------------------------------------------------
Custodian fees                                      1,728,899
-------------------------------------------------------------
Transfer agent fees-Class A                         2,809,254
-------------------------------------------------------------
Transfer agent fees-Class B                         3,311,554
-------------------------------------------------------------
Transfer agent fees-Class C                             1,951
-------------------------------------------------------------
Other                                               1,293,733
-------------------------------------------------------------
    Total expenses                                 46,327,510
-------------------------------------------------------------
Less: Expenses paid indirectly                        (61,449)
-------------------------------------------------------------
    Net expenses                                   46,266,061
-------------------------------------------------------------
Net investment income (loss)                      (26,427,661)
-------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) on sales of:
  Investment securities                           (60,146,645)
-------------------------------------------------------------
  Foreign currencies                               (1,044,469)
-------------------------------------------------------------
                                                  (61,191,114)
-------------------------------------------------------------
Net unrealized appreciation of:
  Investment securities                           272,184,029
-------------------------------------------------------------
  Foreign currencies                                  217,562
-------------------------------------------------------------
                                                  272,401,591
-------------------------------------------------------------
    Net gain (loss) on investment securities
      and foreign
      currencies                                  211,210,477
-------------------------------------------------------------
Net increase in net assets resulting from
  operations                                     $184,782,816
=============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 1997 and 1996

                                                                   1997               1996
OPERATIONS:

  Net investment income (loss)                                $  (26,427,661)    $   (8,221,031)
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) on sales of investment securities
    and foreign currencies                                       (61,191,114)       (32,408,407)
-----------------------------------------------------------------------------------------------
  Net unrealized appreciation of investment securities and
foreign currencies                                               272,401,591        171,434,202
-----------------------------------------------------------------------------------------------
         Net increase in net assets resulting from
  operations                                                     184,782,816        130,804,764
-----------------------------------------------------------------------------------------------
Distributions to shareholders from net realized capital gains:
  Class A                                                                 --           (766,625)
-----------------------------------------------------------------------------------------------
  Class B                                                                 --           (520,242)
-----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        221,978,537        657,118,189
-----------------------------------------------------------------------------------------------
  Class B                                                        350,877,196        635,669,948
-----------------------------------------------------------------------------------------------
  Class C                                                          5,007,454                 --
-----------------------------------------------------------------------------------------------
         Net increase in net assets                              762,646,003      1,422,306,034
-----------------------------------------------------------------------------------------------

NET ASSETS:

Beginning of period                                            1,726,533,976        304,227,942
-----------------------------------------------------------------------------------------------
End of period                                                 $2,489,179,979     $1,726,533,976
===============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $2,116,538,293     $1,557,038,579
-----------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                         (36,158)           (14,054)
-----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) on sales of
    investment securities and
    foreign currencies                                          (101,414,669)       (32,181,471)
-----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                           474,092,513        201,690,922
-----------------------------------------------------------------------------------------------
                                                              $2,489,179,979     $1,726,533,976
===============================================================================================

NOTES TO FINANCIAL STATEMENTS

October 31, 1997
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Global Aggressive Growth Fund (the "Fund") is a series portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company consisting of four operating series portfolios: AIM Global Aggressive Growth Fund, AIM Global Growth Fund, AIM Global Income Fund and AIM International Equity Fund. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class are voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to provide above-average long-term growth of capital appreciation. The Fund seeks to achieve its objective by investing in a portfolio of global equity securities including securities of selected companies with relatively small market capitalization.
  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at the last sales price on the exchange where the security is principally traded or, lacking any sales, at the mean between the closing bid and asked prices on the day of valuation. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Securities traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) are valued at the mean between the closing bid and asked prices on valuation date. Securities reported on the NASDAQ National Market System are valued at the last sales price on the valuation date or, absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market quotations are either not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Investments with maturities of 60 days or less are valued on the basis of amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
C. Foreign Currency Contracts -- A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a forward currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a forward currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
D. Securities Transactions, Investment Income and Distributions -- Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On October 31, 1997, capital was decreased by $18,363,473, undistributed net investment income was increased by $26,405,557 and undistributed net realized gains decreased by $8,042,084 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
E. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $91,801,587 (which may be carried forward to offset future taxable capital gains, if any) which expires, if not previously utilized, through the year 2005.
F. Expenses -- Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.90% of the first $1 billion of the Fund's average daily net assets, plus 0.85% of the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for administrative costs incurred in providing accounting services to the Fund. During the year ended October 31, 1997, AIM was reimbursed $109,161 for such services.
  The Fund, pursuant to a transfer agency and services agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") for certain costs incurred in providing transfer agency services to the Fund. During the year ended October 31, 1997, AFS was paid $3,429,751 for such services.
  The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor of the Class A, Class B and Class C shares of the Fund. The Company has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and Class C Plan"), and the Fund's Class B shares (the "Class B Plan"), (collectively, the "Plans"). The Fund, pursuant to the Class A and Class C Plan, pays AIM Distributors compensation at the annual rate of 0.50% of the average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The Class A and Class C Plan is designed to compensate AIM Distributors for certain promotional and other sales related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A or Class C shares of the Fund. The Fund, pursuant to the Class B Plan, will pay AIM Distributors an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of this amount, the Fund pays a service fee of 0.25% of the average daily net assets of the Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee under such Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by the respective classes. AIM Distributors may, from time to time, assign, transfer or pledge to one or more designees, its rights to all or a designated portion of (a) compensation received by AIM Distributors from the Fund pursuant to the Class B Plan (but not AIM Distributors' duties and obligations pursuant to the Class B Plan) and (b) any contingent deferred sales charges received by AIM Distributors related to the Class B shares. During the year ended October 31, 1997, Class A shares and Class B shares and the period August 4, 1997 through October 31, 1997 Class C shares paid AIM Distributors $5,877,002, $11,173,566 and $6,233, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $2,200,552 from the sales of the Class A shares of the Fund during the year ended October 31, 1997. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 1997, AIM Distributors received commissions of $133,018 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended October 31, 1997, the Fund paid legal fees of $8,986 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

AIM has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses related to pricing services used by the Fund which reduced the Fund's expenses by $8,359 for the year ended October 31, 1997. The Fund also received reductions in transfer agency fees from AFS (an affiliate of AIM) and custodian fees of $29,827 and $23,263, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $61,449 during the year ended October 31, 1997.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on July 15, 1997, the Fund was limited to borrowing up to the lesser of i) $325,000,000 or ii) the limit set by its prospectus for borrowings. During the year ended October 31, 1997, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 1997 was $1,686,305,972 and $1,247,124,354, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities as of October 31, 1997, on a tax basis, is as follows.

Aggregate unrealized appreciation of
  investment securities                     $ 600,581,618
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                      (136,378,875)
---------------------------------------------------------
Net unrealized appreciation of investment
  securities                                $ 464,202,743
=========================================================

Cost of investments for tax purposes is $1,996,807,510.

NOTE 7-CAPITAL STOCK

Changes in the Fund's capital stock outstanding during the years ended October 31, 1997 and 1996 were as follows:

                                  1997                          1996
                       ---------------------------   ---------------------------
                         SHARES         AMOUNT         SHARES         AMOUNT
                       -----------   -------------   ----------   --------------
Sold:
  Class A               41,562,019   $ 712,389,030   50,205,954   $  748,519,743
---------------------  -----------   -------------   ----------   --------------
  Class B               31,043,322     516,329,374   45,280,451      673,914,740
---------------------  -----------   -------------   ----------   --------------
  Class C*                 281,009       5,113,170           --               --
---------------------  -----------   -------------   ----------   --------------
Issued as
  reinvestment of
  dividends:
  Class A                       --              --       56,549          727,221
---------------------  -----------   -------------   ----------   --------------
  Class B                       --              --       38,442          491,285
---------------------  -----------   -------------   ----------   --------------
Reacquired:
  Class A              (28,025,133)   (490,410,493)  (6,124,044)     (92,128,775)
---------------------  -----------   -------------   ----------   --------------
  Class B               (9,784,297)   (165,452,178)  (2,588,161)     (38,736,077)
---------------------  -----------   -------------   ----------   --------------
  Class C*                  (5,986)       (105,716)          --               --
---------------------  -----------   -------------   ----------   --------------
                        35,070,934   $ 577,863,187   86,869,191   $1,292,788,137
=====================  ===========   =============   ==========   ==============

* Class C commenced sales on August 4, 1997.

NOTE 8-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A and Class B capital stock outstanding during each of the years in the three-year period ended October 31, 1997 and the period September 15, 1994 (date sales commenced) through October 31, 1994, and for a share of Class C capital stock outstanding for the period August 4, 1997 (date sales commenced) through October 31, 1997.

                                                                 1997           1996           1995           1994
                                                              ----------    ------------   ------------   ------------
CLASS A:
Net asset value, beginning of period                          $    15.76      $  13.09       $  10.22       $  10.00
------------------------------------------------------------  ----------      --------       --------       --------
Income from investment operations:
  Net investment income (loss)                                     (0.15)(a)      (0.09)(a)      (0.09)(a)         --
------------------------------------------------------------  ----------      --------       --------       --------
  Net gains on securities (both realized and unrealized)            1.67          2.81           2.96           0.22
------------------------------------------------------------  ----------      --------       --------       --------
         Total from investment operations                           1.52          2.72           2.87           0.22
------------------------------------------------------------  ----------      --------       --------       --------
Less distributions:
  Distributions from net realized gains                               --         (0.05)            --             --
------------------------------------------------------------  ----------      --------       --------       --------
Net asset value, end of period                                $    17.28      $  15.76       $  13.09       $  10.22
============================================================  ==========      ========       ========       ========
Total return(b)                                                     9.65%        20.83%         28.08%          2.20%
============================================================  ==========      ========       ========       ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $1,242,505      $919,319       $186,029       $ 18,410
============================================================  ==========      ========       ========       ========
Ratio of expenses to average net assets                             1.75%(c)(d)   1.83%          2.11%         2.02%(e)(f)
============================================================  ==========      ========       ========       ========
Ratio of net investment income (loss) to average net assets       (0.88)%(c)      (0.62)%       (0.68)%         0.27%(f)(g)
============================================================  ==========      ========       ========       ========
Portfolio turnover rate                                               57%           44%            64%             2%
============================================================  ==========      ========       ========       ========
Average brokerage commission rate paid(h)                     $   0.0131      $ 0.0155            N/A            N/A
============================================================  ==========      ========       ========       ========

(a) Calculated using average shares outstanding.
(b) Does not deduct sales charges and for periods less than one year, total returns are not annualized.
(c) Ratios are based on average net assets of $1,175,400,376.
(d) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have been the same.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements is 4.03% (annualized) for 1994.
(f)  Annualized.
(g) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements is (1.74)% (annualized) for 1994.
(h) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                                                                 1997           1996           1995           1994
                                                              ----------    ------------   ------------   ------------
CLASS B:
Net asset value, beginning of period                          $    15.58      $  13.02       $  10.21       $  10.00
------------------------------------------------------------  ----------      --------       --------       --------
Income from investment operations:
  Net investment income (loss)                                     (0.24)(a)     (0.17)(a)      (0.14)(a)         --
------------------------------------------------------------  ----------      --------       --------       --------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     1.66          2.78           2.95           0.21
------------------------------------------------------------  ----------      --------       --------       --------
         Total from investment operations                           1.42          2.61           2.81           0.21
------------------------------------------------------------  ----------      --------       --------       --------
Less distributions:
  Distributions from net realized gains                               --         (0.05)            --             --
------------------------------------------------------------  ----------      --------       --------       --------
Net asset value, end of period                                $    17.00      $  15.58       $  13.02       $  10.21
============================================================  ==========      ========       ========       ========
Total return(b)                                                     9.11%        20.09%         27.52%          2.10%
============================================================  ==========      ========       ========       ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $1,241,999      $807,215       $118,199       $  6,201
============================================================  ==========      ========       ========       ========
Ratio of expenses to average net assets                             2.30%(c)(d)   2.37%          2.62%          2.54%(e)(f)
============================================================  ==========      ========       ========       ========
Ratio of net investment income (loss) to average net assets        (1.44)%(c)    (1.16)%        (1.19)%        (0.25)%(f)(g)
============================================================  ==========      ========       ========       ========
Portfolio turnover rate                                               57%           44%            64%             2%
============================================================  ==========      ========       ========       ========
Average brokerage commission rate paid(h)                     $   0.0131      $ 0.0155            N/A            N/A
============================================================  ==========      ========       ========       ========

(a) Calculated using average shares outstanding.
(b) Does not deduct sales charges and for periods less than one year, total returns are not annualized.
(c) Ratios are based on average net assets of $1,117,630,574.
(d) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average assets would have been the same.
(e) After fee waivers and expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements is 4.43% (annualized) for 1994.
(f) Annualized.
(g) After fee waivers and expense reimbursements. Ratio of net investment income
    (loss) to average net assets prior to fee waivers and/or expense reimbursements is (2.14)% (annualized) for 1994.
(h) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                                                                 1997
                                                              ----------
CLASS C:
Net asset value, beginning of period                          $    18.39
------------------------------------------------------------  ----------
Income from investment operations:
  Net investment income (loss)                                     (0.04)(a)
------------------------------------------------------------  ----------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (1.35)
------------------------------------------------------------  ----------
         Total from investment operations                          (1.39)
------------------------------------------------------------  ----------
Less distributions:
  Distributions from net realized gains                               --
------------------------------------------------------------  ----------
Net asset value, end of period                                $    17.00
============================================================  ==========
Total return(b)                                                    (7.56)%
============================================================  ==========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $    4,676
============================================================  ==========
Ratio of expenses to average net assets                             2.36%(c)(d)
============================================================  ==========
Ratio of net investment income (loss) to average net assets        (1.50)%(c)
============================================================  ==========
Portfolio turnover rate                                               57%
============================================================  ==========
Average brokerage commission rate paid(e)                     $   0.0131
============================================================  ==========

(a) Calculated using average shares outstanding.
(b) Does not deduct sales charges and for periods less than one year, total returns are not annualized.
(c) Ratios are annualized and based on average net assets of $2,556,355.
(d) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average assets would have been the same.
(e) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                       INDEPENDENT AUDITORS' REPORT

                       The Board of Directors and Shareholders of
                       AIM International Funds, Inc.:

                       We have audited the accompanying statement of assets and liabilities of AIM Global Growth Fund (a portfolio of AIM International Funds, Inc.), including the schedule of investments, as of October 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for the two-year period then ended and the financial highlights for the three-year period then ended and the period September 15, 1994 (date operations commenced) through October 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
                         We conducted our audits in accordance with generally
                       accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                         In our opinion, the financial statements and financial
                       highlights referred to above present fairly, in all material respects, the financial position of AIM Global Growth Fund as of October 31, 1997, the results of its operations for the year then ended, and changes in its net assets for the two-year period then ended and the financial highlights for the three-year period then ended and the period September 15, 1994 (date operations commenced) through October 31, 1994, in conformity with generally accepted accounting principles.

                                                    KPMG Peat Marwick LLP

                       Houston, Texas
                       December 5, 1997

SCHEDULE OF INVESTMENTS

October 31, 1997

                                                      MARKET
                                      SHARES          VALUE
DOMESTIC COMMON STOCKS-29.98%

AGRICULTURAL PRODUCTS-0.41%

DIMON, Inc.                               25,000   $    648,437
---------------------------------------------------------------
Universal Corp.                           26,000        999,375
---------------------------------------------------------------
                                                      1,647,812
---------------------------------------------------------------

BANKS (MAJOR REGIONAL)-0.13%

NationsBank Corp.                          9,000        538,875
---------------------------------------------------------------

BANKS (MONEY CENTER)-0.94%

BankAmerica Corp.                         17,000      1,215,500
---------------------------------------------------------------
Chase Manhattan Corp.                     11,500      1,326,812
---------------------------------------------------------------
Citicorp                                  10,000      1,250,625
---------------------------------------------------------------
                                                      3,792,937
---------------------------------------------------------------

CHEMICALS (SPECIALTY)-0.21%

Crompton & Knowles Corp.                  34,600        873,650
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-0.49%

Lucent Technologies, Inc.                 15,500      1,277,781
---------------------------------------------------------------
Tellabs, Inc.(a)                          13,000        702,000
---------------------------------------------------------------
                                                      1,979,781
---------------------------------------------------------------

COMPUTERS (HARDWARE)-1.52%

Compaq Computer Corp.                     29,000      1,848,750
---------------------------------------------------------------
Dell Computer Corp.(a)                    21,000      1,682,625
---------------------------------------------------------------
Digital Equipment Corp.(a)                30,000      1,501,875
---------------------------------------------------------------
International Business Machines Corp.     11,500      1,127,719
---------------------------------------------------------------
                                                      6,160,969
---------------------------------------------------------------

COMPUTERS (NETWORKING)-0.67%

Bay Networks, Inc.(a)                     45,000      1,423,125
---------------------------------------------------------------
Cisco Systems, Inc.(a)                    16,000      1,312,500
---------------------------------------------------------------
                                                      2,735,625
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-0.21%

EMC Corp.(a)                              15,000        840,000
---------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-1.15%

BMC Software, Inc.(a)                     11,400        688,275
---------------------------------------------------------------
Computer Associates International, Inc.   19,000      1,416,687
---------------------------------------------------------------
Compuware Corp.(a)                        21,000      1,388,625
---------------------------------------------------------------
Microsoft Corp.(a)                         9,000      1,170,000
---------------------------------------------------------------
                                                      4,663,587
---------------------------------------------------------------

CONSUMER FINANCE-1.12%

FIRSTPLUS Financial Group, Inc.(a)        11,500        632,500
---------------------------------------------------------------
Green Tree Financial Corp.                32,000      1,348,000
---------------------------------------------------------------
Household International, Inc.             10,000      1,132,500
---------------------------------------------------------------

                                                      MARKET
                                      SHARES          VALUE
CONSUMER FINANCE-(CONTINUED)

SLM Holding Corp.                         10,000   $  1,403,750
---------------------------------------------------------------
                                                      4,516,750
---------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH)-0.56%

AmeriSource Health Corp.-Class A(a)       25,000      1,484,375
---------------------------------------------------------------
Cardinal Health, Inc.                     10,650        790,762
---------------------------------------------------------------
                                                      2,275,137
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-0.76%

General Electric Co.                      23,000      1,484,937
---------------------------------------------------------------
Solectron Corp.(a)                        25,400        996,950
---------------------------------------------------------------
Symbol Technologies, Inc.                 15,000        596,250
---------------------------------------------------------------
                                                      3,078,137
---------------------------------------------------------------

ELECTRONICS (INSTRUMENTATION)-0.27%

Waters Corp.(a)                           25,000      1,100,000
---------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS)-0.65%

Intel Corp.                               18,000      1,386,000
---------------------------------------------------------------
Texas Instruments, Inc.                   11,500      1,226,906
---------------------------------------------------------------
                                                      2,612,906
---------------------------------------------------------------

EQUIPMENT (SEMICONDUCTORS)-0.55%

Applied Materials, Inc.(a)                25,700        857,737
---------------------------------------------------------------
KLA-Tencor Corp.(a)                       15,000        659,062
---------------------------------------------------------------
Teradyne, Inc.(a)                         18,400        688,850
---------------------------------------------------------------
                                                      2,205,649
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-1.27%

American Express Co.                      15,000      1,170,000
---------------------------------------------------------------
Federal Home Loan Mortgage Corp.          31,800      1,204,425
---------------------------------------------------------------
Federal National Mortgage Association     27,200      1,317,500
---------------------------------------------------------------
MBIA, Inc.                                 2,400        143,400
---------------------------------------------------------------
Morgan Stanley, Dean Witter, Discover
  & Co.                                   25,900      1,269,100
---------------------------------------------------------------
SunAmerica, Inc.                             450         16,172
---------------------------------------------------------------
                                                      5,120,597
---------------------------------------------------------------

HEALTH CARE (DIVERSIFIED)-1.06%

Abbott Laboratories                       12,300        754,144
---------------------------------------------------------------
Bristol-Myers Squibb Co.                  11,500      1,009,125
---------------------------------------------------------------
Johnson & Johnson                         19,500      1,118,812
---------------------------------------------------------------
Warner-Lambert Co.                         9,900      1,417,556
---------------------------------------------------------------
                                                      4,299,637
---------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER)-0.28%

Watson Pharmaceuticals, Inc.(a)           35,800      1,136,650
---------------------------------------------------------------

                                                      MARKET
                                      SHARES          VALUE
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)-0.53%

Merck & Co., Inc.                          8,000   $    714,000
---------------------------------------------------------------
Pfizer, Inc.                               4,200        297,150
---------------------------------------------------------------
Schering-Plough Corp.                     20,000      1,121,250
---------------------------------------------------------------
                                                      2,132,400
---------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT)-0.35%

Quorum Health Group, Inc.(a)              41,250      1,000,312
---------------------------------------------------------------
Tenet Healthcare Corp.(a)                 13,900        424,819
---------------------------------------------------------------
                                                      1,425,131
---------------------------------------------------------------

HEALTH CARE (LONG TERM CARE)-0.26%

HEALTHSOUTH Corp.(a)                      41,000      1,048,063
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-1.22%

Baxter International Inc.                 21,000        971,250
---------------------------------------------------------------
Becton, Dickinson & Co.                   30,000      1,381,875
---------------------------------------------------------------
Boston Scientific Corp.(a)                22,500      1,023,750
---------------------------------------------------------------
Guidant Corp.                              4,400        253,000
---------------------------------------------------------------
Stryker Corp.                             23,000        855,313
---------------------------------------------------------------
Sybron International Corp.(a)             10,700        429,337
---------------------------------------------------------------
                                                      4,914,525
---------------------------------------------------------------

HOUSEHOLD FURNITURE & APPLIANCES-0.18%

Maytag Corp.                              22,200        740,925
---------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES)-0.36%

Dial Corp.                                51,000        860,625
---------------------------------------------------------------
Procter & Gamble Co. (The)                 9,000        612,000
---------------------------------------------------------------
                                                      1,472,625
---------------------------------------------------------------

INSURANCE (LIFE/HEALTH)-0.38%

AFLAC Inc.                                10,400        529,100
---------------------------------------------------------------
Conseco Inc.                              18,000        785,250
---------------------------------------------------------------
Torchmark Corp.                            6,000        239,250
---------------------------------------------------------------
                                                      1,553,600
---------------------------------------------------------------

INSURANCE (MULTI-LINE)-0.73%

Ace, Ltd.                                 13,900      1,291,831
---------------------------------------------------------------
Allmerica Financial Corp.                  4,200        196,875
---------------------------------------------------------------
American International Group, Inc.         5,250        535,828
---------------------------------------------------------------
Travelers Group, Inc.                     13,000        910,000
---------------------------------------------------------------
                                                      2,934,534
---------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY)-0.32%

Everest Reinsurance Holdings, Inc.        34,000      1,279,250
---------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE-0.30%

Merrill Lynch & Co., Inc.                 17,900      1,210,488
---------------------------------------------------------------

                                                      MARKET
                                      SHARES          VALUE
INVESTMENT MANAGEMENT-0.47%

Franklin Resources, Inc.                   5,900   $    530,263
---------------------------------------------------------------
T. Rowe Price Associates, Inc.            20,500      1,358,125
---------------------------------------------------------------
                                                      1,888,388
---------------------------------------------------------------

LODGING-HOTELS-0.51%

Doubletree Corp.(a)                        8,700        362,137
---------------------------------------------------------------
ITT Corp.                                 22,500      1,680,469
---------------------------------------------------------------
                                                      2,042,606
---------------------------------------------------------------

MACHINERY (DIVERSIFIED)-0.76%

Caterpillar Inc.                          16,000        820,000
---------------------------------------------------------------
Deere & Co.                               21,000      1,105,125
---------------------------------------------------------------
Dover Corp.                               17,000      1,147,500
---------------------------------------------------------------
                                                      3,072,625
---------------------------------------------------------------

MANUFACTURING (DIVERSIFIED)-0.96%

Carlisle Companies, Inc.                   7,500        324,375
---------------------------------------------------------------
Eaton Corp.                               16,000      1,546,000
---------------------------------------------------------------
Thermo Electron Corp.(a)                  26,000        970,125
---------------------------------------------------------------
Tyco International Ltd.                   16,000        604,000
---------------------------------------------------------------
U.S. Industries, Inc.                     16,050        431,344
---------------------------------------------------------------
                                                      3,875,844
---------------------------------------------------------------

MANUFACTURING (SPECIALIZED)-0.21%

U.S. Filter Corp.(a)                      21,000        842,625
---------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT)-0.70%

Halliburton Co.                           23,000      1,371,375
---------------------------------------------------------------
Nabors Industries, Inc.(a)                21,000        863,625
---------------------------------------------------------------
Schlumberger Ltd.                          6,600        577,500
---------------------------------------------------------------
                                                      2,812,500
---------------------------------------------------------------

OIL (INTERNATIONAL INTEGRATED)-0.27%

Exxon Corp.                               18,000      1,105,875
---------------------------------------------------------------

PAPER & FOREST PRODUCTS-0.24%

Bowater, Inc.                             23,000        961,688
---------------------------------------------------------------

PERSONAL CARE-0.66%

Avon Products, Inc.                       19,400      1,270,700
---------------------------------------------------------------
Gillette Co.(The)                         15,500      1,380,469
---------------------------------------------------------------
                                                      2,651,169
---------------------------------------------------------------

PHOTOGRAPHY/IMAGING-0.29%

Xerox Corp.                               14,900      1,181,756
---------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST-0.21%

Starwood Lodging Trust                    14,000        837,375
---------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS)-0.68%

CompUSA, Inc.(a)                          39,500      1,293,625
---------------------------------------------------------------

                                                      MARKET
                                      SHARES          VALUE
RETAIL (COMPUTERS & ELECTRONICS)-(CONTINUED)

Tech Data Corp.(a)                        33,000   $  1,468,500
---------------------------------------------------------------
                                                      2,762,125
---------------------------------------------------------------

RETAIL (DEPARTMENT STORES)-0.90%

Fred Meyer, Inc.(a)                       37,400      1,068,238
---------------------------------------------------------------
Federated Department Stores, Inc.(a)      26,000      1,144,000
---------------------------------------------------------------
Proffitt's, Inc.(a)                       50,000      1,434,375
---------------------------------------------------------------
                                                      3,646,613
---------------------------------------------------------------

RETAIL (DRUG STORES)-0.55%

CVS Corp.                                 21,000      1,287,563
---------------------------------------------------------------
Rite Aid Corp.                            16,000        950,000
---------------------------------------------------------------
                                                      2,237,563
---------------------------------------------------------------

RETAIL (FOOD CHAINS)-0.73%

Kroger Co.(a)                             50,000      1,631,250
---------------------------------------------------------------
Safeway, Inc.(a)                          23,000      1,336,875
---------------------------------------------------------------
                                                      2,968,125
---------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE)-0.18%

Wal-Mart Stores, Inc.                     20,900        734,113
---------------------------------------------------------------

RETAIL (SPECIALTY)-0.77%

Bed Bath & Beyond, Inc.(a)                25,000        793,750
---------------------------------------------------------------
Office Depot, Inc.(a)                     64,000      1,320,000
---------------------------------------------------------------
Payless ShoeSource, Inc.(a)               17,700        986,775
---------------------------------------------------------------
                                                      3,100,525
---------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-0.26%

TJX Companies, Inc. (The)                 35,000      1,036,875
---------------------------------------------------------------

SAVINGS & LOAN COMPANIES-0.58%

Ahmanson (H.F.) & Co.                     25,000      1,475,000
---------------------------------------------------------------
Washington Mutual, Inc.                   12,500        855,469
---------------------------------------------------------------
                                                      2,330,469
---------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-0.85%

HFS, Inc.(a)                              21,000      1,480,500
---------------------------------------------------------------
Service Corp. International               64,800      1,972,350
---------------------------------------------------------------
                                                      3,452,850
---------------------------------------------------------------

SERVICES (DATA PROCESSING)-0.88%

Equifax, Inc.                             36,000      1,118,250
---------------------------------------------------------------
First Data Corp.                          26,000        755,625
---------------------------------------------------------------
Fiserv, Inc.(a)                           14,100        630,975
---------------------------------------------------------------
National Data Corp.                       29,000      1,071,188
---------------------------------------------------------------
                                                      3,576,038
---------------------------------------------------------------

SERVICES (EMPLOYMENT)-0.11%

AccuStaff, Inc.(a)                        16,000        457,000
---------------------------------------------------------------

                                                      MARKET
                                      SHARES          VALUE
TELECOMMUNICATIONS (LONG DISTANCE)-0.69%

MCI Communications Corp.                  45,000   $  1,597,500
---------------------------------------------------------------
WorldCom, Inc.(a)                         34,930      1,174,521
---------------------------------------------------------------
                                                      2,772,021
---------------------------------------------------------------

TELEPHONE-0.22%

Bell Atlantic Corp.                       10,900        870,638
---------------------------------------------------------------

TOBACCO-0.25%

Philip Morris Companies, Inc.             25,000        990,625
---------------------------------------------------------------

WASTE MANAGEMENT-0.17%

USA Waste Services, Inc.(a)               19,000        703,000
---------------------------------------------------------------
    Total Domestic Common Stocks                    121,201,271
---------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY INTERESTS-60.34%

ARGENTINA-1.77%

Banco de Galicia y Buenos Aires
  S.A. de C.V.-ADR (Banks-Regional)       45,609      1,105,305
---------------------------------------------------------------
Banco Rio de La Plata S.A.-ADR
  (Banks-Money Center)(a)                 75,000        787,500
---------------------------------------------------------------
Perez Companc S.A.-Class B (Oil
  & Gas-Refining & Marketing)            311,717      1,952,530
---------------------------------------------------------------
Telefonica de Argentina S.A.-ADR
  (Telephone)                             43,300      1,217,812
---------------------------------------------------------------
YPF Sociedad Anonima-ADR
  (Oil-International Integrated)          65,600      2,099,200
---------------------------------------------------------------
                                                      7,162,347
---------------------------------------------------------------

AUSTRALIA-0.72%

Boral Ltd. (Engineering & Construction)  369,000        970,527
---------------------------------------------------------------
Coca-Cola Amatil Ltd.
  (Beverages-Non-Alcoholic)              115,510        869,187
---------------------------------------------------------------
QBE Insurance Group Ltd.- Bonus Shares
(Insurance-Property-Casualty)(a)          45,281        206,349
---------------------------------------------------------------
QBE Insurance Group Ltd.
  (Insurance-Property-Casualty)          181,125        847,052
---------------------------------------------------------------
                                                      2,893,115
---------------------------------------------------------------

AUSTRIA-0.66%

OMV A.G. (Oil & Gas-Refining &
  Marketing)                               9,400      1,336,383
---------------------------------------------------------------
VA Technologie A.G. (Engineering
  & Construction)                          7,400      1,313,075
---------------------------------------------------------------
                                                      2,649,458
---------------------------------------------------------------

BELGIUM-0.86%

Barco Industries
  (Manufacturing-Diversified)              5,700      1,099,549
---------------------------------------------------------------
COLRUYT S.A. (Retail-Food Chains)          1,100        590,116
---------------------------------------------------------------
UCB S.A.
  (Manufacturing-Diversified)                520      1,796,790
---------------------------------------------------------------
                                                      3,486,455
---------------------------------------------------------------

                                                      MARKET
                                      SHARES          VALUE
BRAZIL-0.88%

Companhia Energetica de Minas
  Gerais (Electric Companies)             31,000   $  1,237,244
---------------------------------------------------------------
Telecomunicacoes Brasileiras
  S.A.-Telebras-ADR (Telephone)            7,100        720,650
---------------------------------------------------------------
Uniao de Bancos Brasileiros
  S.A.-GDR (Banks-Regional)(a)            58,800      1,602,300
---------------------------------------------------------------
                                                      3,560,194
---------------------------------------------------------------

CANADA-1.65%

Bank of Montreal (Banks-Money Center)     20,500        885,107
---------------------------------------------------------------
Canadian National Railway Co.
  (Railroads)                              8,800        474,650
---------------------------------------------------------------
Canadian Natural Resources Ltd.
  (Oil & Gas-Exploration & Production)(a) 48,000      1,396,388
---------------------------------------------------------------
Magna International, Inc.-Class A
  (Machinery-Diversified)                  8,750        576,773
---------------------------------------------------------------
Northern Telecom Ltd.
  (Communications Equipment)               4,200        376,688
---------------------------------------------------------------
Philip Services Corp.
  (Waste Management)(a)                   54,000        945,000
---------------------------------------------------------------
Suncor Energy, Inc.
  (Oil-International Integrated)          56,000      2,016,532
---------------------------------------------------------------
                                                      6,671,138
---------------------------------------------------------------

CHILE-0.54%

Cia. de Telecomunicaciones de
  Chile S.A.-ADR (Telephone)              30,600        849,150
---------------------------------------------------------------
Quinenco S.A.-ADR (Financial
  Diversified)(a)                         89,600      1,310,400
---------------------------------------------------------------
                                                      2,159,550
---------------------------------------------------------------

DENMARK-0.36%

Novo Nordisk A/S -Class B
  (Health Care/Drugs-Generic & Other)     13,500      1,461,106
---------------------------------------------------------------

FINLAND-0.52%

Enso Oy-R Shares(Paper & Forest
  Products)                               96,000        911,149
---------------------------------------------------------------
Nokia Oy A.B.-Class A
  (Telecommunications-Cellular/Wireless)  13,800      1,205,741
---------------------------------------------------------------
                                                      2,116,890
---------------------------------------------------------------

FRANCE-7.26%

Accor S.A. (Lodging-Hotels)               11,200      2,085,346
---------------------------------------------------------------
Alcatel Alsthom
  (Manufacturing-Diversified)             17,000      2,051,229
---------------------------------------------------------------
AXA-UAP (Insurance-Multi-Line)            11,250        770,381
---------------------------------------------------------------
Banque Nationale de Paris
  (Banks-Major Regional)                  21,500        950,461
---------------------------------------------------------------
Cap Gemini Sogeti S.A.
  (Computers- Software & Services)        27,000      2,143,804
---------------------------------------------------------------
Carrefour Supermarche S.A.
  (Retail-Food Chains)                     1,250        652,278
---------------------------------------------------------------

                                                      MARKET
                                      SHARES          VALUE
FRANCE-(CONTINUED)

Compagnie Francaise d'Etudes et
  de Construction Technip (Oil &
  Gas-Refining & Marketing                13,000   $  1,377,021
---------------------------------------------------------------
Elf Aquitaine S.A. (Oil &
  Gas-Refining & Marketing)               13,500      1,671,044
---------------------------------------------------------------
Essilor International
  (Manufacturing-Specialized)              2,200        587,353
---------------------------------------------------------------
Etablissements Economiques du
  Casino Guichard-Perrachon
  (Retail-Food Chains)                    33,000      1,830,711
---------------------------------------------------------------
Lafarge S.A. (Engineering &
  Construction)                           23,800      1,487,023
---------------------------------------------------------------
Legrand S.A. (Housewares)                  5,300        986,816
---------------------------------------------------------------
Pinault-Printemps-Redoute S.A.
  (Retail-General Merchandise)             2,900      1,326,260
---------------------------------------------------------------
Promodes (Retail-Food Chains)              4,800      1,562,762
---------------------------------------------------------------
Renault S.A. (Automobiles)(a)             40,000      1,112,989
---------------------------------------------------------------
Rexel S.A. (Distributors-Food & Health)    2,600        689,637
---------------------------------------------------------------
Rhone-Poulenc-Class A
  (Chemicals-Diversified)                 46,500      2,027,435
---------------------------------------------------------------
Schneider S.A. (Housewares)                5,500        293,677
---------------------------------------------------------------
Societe BIC S.A. (Office
  Equipment & Supplies)                   20,000      1,368,179
---------------------------------------------------------------
Societe Generale (Banks-Major Regional)    8,000      1,095,653
---------------------------------------------------------------
Sodexho S.A.
  (Services-Commercial & Consumer)         1,100        548,641
---------------------------------------------------------------
Total S.A.-Class B (Oil &
  Gas-Refining & Marketing)               13,100      1,453,474
---------------------------------------------------------------
Valeo S.A. (Automobile Parts & Equipment) 19,400      1,293,838
---------------------------------------------------------------
                                                     29,366,012
---------------------------------------------------------------

GERMANY-3.76%

Adidas A.G. (Footwear)                     7,200      1,042,993
---------------------------------------------------------------
Adidas A.G. (Footwear)(b)
  (Acquired 04/11/97; Cost $963,943)       9,150      1,325,471
---------------------------------------------------------------
Allianz A.G.
  (Insurance-Multi-Line)                   4,000        891,805
---------------------------------------------------------------
Bayerische Vereinsbank A.G.
  (Banks-Major Regional)                  17,000        987,024
---------------------------------------------------------------
Commerzbank A.G. (Banks-Major Regional)   44,000      1,494,470
---------------------------------------------------------------
Continental A.G. (Automobile
  Parts & Equipment)                      29,600        706,337
---------------------------------------------------------------
Deutsche Bank A.G. (Banks-Major
  Regional)                               29,000      1,899,266
---------------------------------------------------------------
Dresdner Bank A.G. (Banks-Major
  Regional)                               36,000      1,473,568
---------------------------------------------------------------
Henkel KGaA
  (Chemicals-Diversified)                  7,500        389,729
---------------------------------------------------------------
Mannesmann A.G.
  (Machinery-Diversified)                  2,150        908,758
---------------------------------------------------------------
Merck KGaA (Health
  Care/Drugs-Generic & Other)             26,000        964,612
---------------------------------------------------------------
SAP A.G. (Computers-Software & Services)   4,600      1,320,696
---------------------------------------------------------------

                                                      MARKET
                                      SHARES          VALUE
GERMANY-(CONTINUED)

Schering A.G. (Health
  Care/Drugs-Generic & Other)              8,000   $    776,149
---------------------------------------------------------------
VEBA A.G. (Manufacturing-Diversified)     18,000      1,004,325
---------------------------------------------------------------
                                                     15,185,203
---------------------------------------------------------------

HONG KONG-2.94%

Asia Satellite
  Telecommunications Holdings Ltd.-ADR(a)
  (Telecommunication-Cellular/Wireless)   24,500      572,688
---------------------------------------------------------------
Asia Satellite
  Telecommunications Holding Ltd.
  (Telecommunications-Cellular/
  Wireless)                              232,000        558,132
---------------------------------------------------------------
Cheung Kong (Holdings) Ltd.
  (Land Development)                      86,000        597,879
---------------------------------------------------------------
China Telecom (Hong Kong) Ltd.-ADR
  (Telecommunications-Cellular &
  Wireless)(a)                            31,900      1,032,763
---------------------------------------------------------------
Cosco Pacific Ltd.
  (Financial-Diversified)              1,294,000      1,506,305
---------------------------------------------------------------
First Pacific Company Ltd.
  (Distributors-Food & Health)         1,323,000        834,201
---------------------------------------------------------------
Hong Kong & China Gas Co. Ltd.
  (Natural Gas)                        1,075,640      2,031,216
---------------------------------------------------------------
HSBC Holdings PLC (Banks-Major
  Regional)                               63,400      1,435,038
---------------------------------------------------------------
Hutchison Whampoa Ltd.
  (Retail-Food Chains)                   338,000      2,338,874
---------------------------------------------------------------
New World Infrastructure Ltd.
  (Services-Commercial & Consumer)(a)    303,600        600,799
---------------------------------------------------------------
Sun Hung Kai Properties Ltd.
  (Land Development)                      53,600        395,163
---------------------------------------------------------------
                                                     11,903,058
---------------------------------------------------------------

INDONESIA-0.35%

Gulf Indonesia Resources Ltd.
  (Oil-International Integrated)(a)       48,000      1,008,000
---------------------------------------------------------------
PT Indosat-ADR (Telephone)                 9,050        214,372
---------------------------------------------------------------
PT Indosat (Telephone)                    84,500        190,447
---------------------------------------------------------------
                                                      1,412,819
---------------------------------------------------------------

IRELAND-0.11%

Elan Corp. PLC-ADR (Health
  Care/Drugs-Generic & Other)(a)           9,000        448,875
---------------------------------------------------------------

ISRAEL-0.17%

Teva Pharmaceutical Industries Ltd.-ADR
  (Health Care/Drugs-Generic & Other)     14,500        677,875
---------------------------------------------------------------

ITALY-3.38%

Assicurazioni Generali
  (Insurance/Multi-Line)                  92,200      2,058,571
---------------------------------------------------------------
Credito Italiano S.p.A.
  (Banks-Major Regional)(a)            1,040,000      2,783,981
---------------------------------------------------------------
Ente Nazionale Idrocarburi S.p.A.
  (Oil & Gas-Refining & Marketing)       290,000      1,639,108
---------------------------------------------------------------

                                                      MARKET
                                      SHARES          VALUE
ITALY-(CONTINUED)

Fiat S.p.A. (Automobiles)                566,500   $  1,797,207
---------------------------------------------------------------
Istituto Mobiliare Italiano
  S.p.A. (Banks-Major Regional)          138,000      1,249,091
---------------------------------------------------------------
Telecom Italia Mobile S.p.A.
  (Telecommunications-Cellular/Wireless) 460,000      1,698,169
---------------------------------------------------------------
Telecom Italia S.p.A. (Telephone)        388,888      2,432,560
---------------------------------------------------------------
                                                     13,658,687
---------------------------------------------------------------

JAPAN-9.78%

Advantest Corp.
  (Electronics-Instrumentation)           20,930      1,730,399
---------------------------------------------------------------
Bridgestone Corp. (Automobile
  Parts & Equipment)                     101,000      2,181,969
---------------------------------------------------------------
Canon, Inc. (Office Equipment &
  Supplies)                               97,000      2,353,469
---------------------------------------------------------------
Denso Corp. (Automobile Parts &
  Equipment)                              48,000      1,036,975
---------------------------------------------------------------
Fuji Photo Film Co.(Leisure
  Time-Products)                          61,000      2,209,888
---------------------------------------------------------------
Hitachi Cable, Ltd. (Metal Fabricators)  224,000      1,488,990
---------------------------------------------------------------
Honda Motor Co., Ltd. (Automobiles)       73,000      2,456,585
---------------------------------------------------------------
Hoya Corp.(Manufacturing-Specialized)     39,000      1,354,549
---------------------------------------------------------------
Ibiden Co., Ltd.
  (Electronics-Component Distributors)   144,000      2,393,020
---------------------------------------------------------------
Kyocera Corp.
  (Electronics-Component Distributors)    13,000        744,246
---------------------------------------------------------------
Matsushita Electric Industrial
  Co. Ltd. (Electric Equipment)           61,000      1,023,847
---------------------------------------------------------------
Minebea Company Ltd.
  (Electronics-Component Distributors)   193,000      1,924,387
---------------------------------------------------------------
Murata Manufacturing Co., Ltd.
  (Electronics-Components Distributors)   46,000      1,865,227
---------------------------------------------------------------
Nippon Telegraph & Telephone
  Corp. (Telephone)                        2,500      2,118,820
---------------------------------------------------------------
Nippon Television Network
  (Broadcasting-Television, Radio
  & Cable)                                 2,050        729,040
---------------------------------------------------------------
NTT Data Communications Systems
  Co. (Computers-Software & Services)        470      2,245,534
---------------------------------------------------------------
Ricoh Corp. Ltd. (Office
  Equipment & Supplies)                  124,000      1,597,009
---------------------------------------------------------------
Rohm Co. Ltd.
  (Electronics-Component Distributors)    29,000      2,867,470
---------------------------------------------------------------
SMC Corp.(Machinery-Diversified)           6,800        587,620
---------------------------------------------------------------
Sony Corp. (Electronics-Component
  Distributors)                           30,000      2,490,237
---------------------------------------------------------------
TDK Corp. (Electronic Equipment)          31,000      2,570,669
---------------------------------------------------------------
Tokyo Electron Ltd. (Electronic
  Semiconductors)                         31,600      1,575,405
---------------------------------------------------------------
                                                     39,545,355
---------------------------------------------------------------

                                                      MARKET
                                      SHARES          VALUE
MEXICO-3.67%

Cifra S.A. de C.V.
  (Retail-General Merchandise)         1,009,000   $  1,744,842
---------------------------------------------------------------
Coca-Cola Femsa S.A.-ADR
  (Beverages- Non-Alcoholic)              52,400      2,263,025
---------------------------------------------------------------
Fomento Economico Mexicano, S.A.
  de C.V.-Class B (Beverages-Alcoholic)  384,050      2,702,320
---------------------------------------------------------------
Grupo Industrial Maseca S.A. de
  CV-Class B (Foods)                     807,600        780,150
---------------------------------------------------------------
Grupo Televisa S.A.-GDR
  (Entertainment)(a)                      67,700      2,098,700
---------------------------------------------------------------
Kimberly-Clark de Mexico, S.A. de C.V.-
  Class A (Paper & Forest Products)      483,400      2,118,658
---------------------------------------------------------------
Panamerican Beverages, Inc.-Class A
  (Beverages-Non-Alcoholic)               86,300      2,675,300
---------------------------------------------------------------
TV Azteca, S.A. de C.V.-ADR
  (Broadcasting-Television,
  Radio & Cable)(a)                       24,200        462,825
---------------------------------------------------------------
                                                     14,845,820
---------------------------------------------------------------

NETHERLANDS-4.32%

Akzo Nobel N.V.
  (Chemicals-Diversified)                  6,500      1,145,326
---------------------------------------------------------------
ASM Lithography Holding N.V.
  (Machinery- Diversified)(a)              5,700        413,958
---------------------------------------------------------------
CMG PLC (Computers-Software &
  Services)                               61,700      1,452,326
---------------------------------------------------------------
Getronics N.V.
  (Computers-Software & Services)         41,000      1,353,644
---------------------------------------------------------------
Koninklijke Ahold N.V.
  (Retail-Food Chains)                    30,600        783,322
---------------------------------------------------------------
Koninklijke Nutricia Verenigde
  Bedrijven N.V. (Foods)                  26,000        743,240
---------------------------------------------------------------
Koninklijke Pakhoed N.V. (Shipping)       27,500        900,850
---------------------------------------------------------------
Oce-Van Der Grinten N.V. (Office
  Equipment & Supplies)                    7,000        798,609
---------------------------------------------------------------
Philips Electronics N.V.
  (Household Furniture & Appliances)(a)   32,000      2,505,279
---------------------------------------------------------------
Randstad Holdings N.V.
  (Services-Commercial & Consumer)        44,500      1,776,333
---------------------------------------------------------------
Royal Dutch Petroleum Co.
  (Oil-International Integrated)          26,400      1,396,487
---------------------------------------------------------------
Stork N.V.
  (Manufacturing-Diversified)             24,000      1,038,372
---------------------------------------------------------------
Vendex International N.V.
  (Retail-General Merchandise)            38,000      2,074,685
---------------------------------------------------------------
Verenigde Nederlandse
  Uitgeversbedrijven Verenigd
  Bezit (Publishing)                      15,500        367,242
---------------------------------------------------------------
Wolters Kluwer N.V. (Specialty
  Printing)                                5,700        699,912
---------------------------------------------------------------
                                                     17,449,585
---------------------------------------------------------------

NORWAY-0.32%

Petroleum Geo-Services A.S.A.
  (Oil-International Integrated)(a)       18,800      1,296,013
---------------------------------------------------------------

                                                      MARKET
                                      SHARES          VALUE
PHILIPPINES-0.26%

Metro Pacific Corp.
  (Manufacturing-Diversified)(a)       3,070,970   $    204,443
---------------------------------------------------------------
Philippine Long Distance
  Telephone Co. (Telephone)               16,460        406,276
---------------------------------------------------------------
Philippine Long Distance
  Telephone Co.-ADR (Telephone)           17,800        431,650
---------------------------------------------------------------
                                                      1,042,369
---------------------------------------------------------------

PORTUGAL-0.64%

Electricidade de Portugal,
  S.A.-ADR (Electric Companies)(a)        24,200        845,488
---------------------------------------------------------------
Portugal Telecom S.A. (Telephone)         42,000      1,723,230
---------------------------------------------------------------
                                                      2,568,718
---------------------------------------------------------------

SINGAPORE-0.47%

City Developments Ltd. (Land
  Development)                           129,000        540,571
---------------------------------------------------------------
DBS Land Ltd. (Land Development)         507,000        862,705
---------------------------------------------------------------
Overseas Union Bank Ltd.
  (Banks-Major Regional)                 150,000        500,000
---------------------------------------------------------------
                                                      1,903,276
---------------------------------------------------------------

SPAIN-1.42%

Banco Bilbao Vizcaya, S.A.
  (Banks-Major Regional)                  73,500      1,965,457
---------------------------------------------------------------
Endesa S.A. (Electric Companies)          73,200      1,378,758
---------------------------------------------------------------
Iberdrola S.A. (Electric Companies)       60,000        717,674
---------------------------------------------------------------
Telefonica de Espana (Telephone)          62,000      1,692,033
---------------------------------------------------------------
                                                      5,753,922
---------------------------------------------------------------

SWEDEN-1.44%

Electrolux A.B. (Household
  Furniture & Appliances)(a)              27,000      2,235,010
---------------------------------------------------------------
Hennes & Mauritz A.B.-Class B
  (Retail-Specialty-Apparel)              51,500      2,107,471
---------------------------------------------------------------
Sparbanken Sverige A.B.-Class A
  (Banks-Major Regional)                  46,000      1,044,073
---------------------------------------------------------------
Telefonaktiebolaget LM
  Ericsson-ADR (Communications
  Equipment)                              10,000        442,500
---------------------------------------------------------------
                                                      5,829,054
---------------------------------------------------------------

SWITZERLAND-2.59%

Adecco S.A. (Services-Commercial
  & Consumer)                              5,000      1,589,002
---------------------------------------------------------------
Ciba Specialty Chemicals A.G.
  (Chemicals-Specialty)(a)                11,000      1,080,164
---------------------------------------------------------------
Clariant A.G. (Chemicals-Specialty)        1,650      1,269,095
---------------------------------------------------------------
Credit Suisse Group (Banks-Major
  Regional)                               14,500      2,042,582
---------------------------------------------------------------
Holderbank Financiere Glarus
  A.G.-Class B
  (Construction-Cement & Aggregates)       1,050        845,099
---------------------------------------------------------------
Nestle S.A. (Foods)                          680        958,143
---------------------------------------------------------------
Novartis A.G. (Health Care-Diversified)    1,060      1,660,118
---------------------------------------------------------------

                                                      MARKET
                                      SHARES          VALUE
SWITZERLAND-(CONTINUED)

Zurich Versicherungs-Gesellschaft
  (Insurance-Multi-Line)                   2,500   $  1,031,958
---------------------------------------------------------------
                                                     10,476,161
---------------------------------------------------------------

UNITED KINGDOM-9.50%

Airtours PLC (Services-Commercial &
  Consumer)                               71,900      1,423,437
---------------------------------------------------------------
Barclays PLC (Banks-Major Regional)       18,500        463,403
---------------------------------------------------------------
Blue Circle Industries PLC
  (Construction-Cement & Aggregates)      55,000        322,967
---------------------------------------------------------------
Bodycote International PLC
  (Chemicals-Specialty)                   71,000      1,230,512
---------------------------------------------------------------
British Aerospace PLC
  (Aerospace/Defense)                     64,000      1,698,688
---------------------------------------------------------------
British Petroleum Co. PLC (Oil &
  Gas-Refining & Marketing)               62,000        911,220
---------------------------------------------------------------
Compass Group PLC (Services
  Commercial & Consumer)                  59,200        631,196
---------------------------------------------------------------
Dixons Group PLC
  (Retail-Specialty)                     200,000      2,338,784
---------------------------------------------------------------
EMAP PLC (Publishing)                     51,000        732,011
---------------------------------------------------------------
General Electric Co. PLC
  (Manufacturing-Diversified)            316,500      2,021,812
---------------------------------------------------------------
GKN PLC (Manufacturing-Diversified)       39,000        874,829
---------------------------------------------------------------
Granada Group PLC (Leisure Time-
  Products)                               61,400        846,774
---------------------------------------------------------------
Hays PLC (Services Commercial &
  Consumer)                              178,000      2,090,477
---------------------------------------------------------------
Kingfisher PLC
  (Retail-Department Stores)             140,000      2,015,313
---------------------------------------------------------------
Ladbroke Group PLC (Leisure
  Time-Products)                         382,000      1,711,204
---------------------------------------------------------------
Lloyds TSB Group PLC
  (Banks-Major Regional)                  96,000      1,199,927
---------------------------------------------------------------
Misys PLC (Services-Commercial &
  Consumer)                               45,000      1,134,369
---------------------------------------------------------------
Next PLC (Retail-General Merchandise)     77,000        917,226
---------------------------------------------------------------
Nycomed Amersham PLC (Health
  Care/Drugs-Generic & Other)             37,000      1,423,109
---------------------------------------------------------------
Pearson PLC (Specialty Printing)          70,000        916,051
---------------------------------------------------------------
Provident Financial PLC
  (Consumer Finance)                     137,400      1,590,608
---------------------------------------------------------------
Railtrack Group PLC (Shipping)           100,000      1,598,896
---------------------------------------------------------------
Rentokil Initial PLC
  (Services-Commercial & Consumer)       240,000        966,384
---------------------------------------------------------------
Royal & Sun Alliance Insurance
  Group PLC (Insurance-Multi-Line)        50,000        479,417
---------------------------------------------------------------
Siebe PLC (Electronics-Component
  Distributors)                           75,000      1,440,768
---------------------------------------------------------------
SmithKline Beecham PLC-ADR
  (Health Care/Drugs-Major
  Pharmaceuticals)                        13,000        619,125
---------------------------------------------------------------
Smiths Industries PLC
  (Machinery- Diversified)                30,000        435,376
---------------------------------------------------------------
Tarmac PLC (Engineering &
  Construction)                        1,244,000      2,421,060
---------------------------------------------------------------

                                                      MARKET
                                      SHARES          VALUE
UNITED KINGDOM-(CONTINUED)

Unilever PLC (Foods)                     224,000   $  1,668,623
---------------------------------------------------------------
Vodafone Group PLC
  (Telecommunications-Cellular/Wireless) 150,000      817,903
---------------------------------------------------------------
WPP Group PLC
(Services-Advertising/Marketing)         316,000      1,444,711
---------------------------------------------------------------
                                                     38,386,180
---------------------------------------------------------------
    Total Foreign Stocks & Other
      Equity Interests                              243,909,235
---------------------------------------------------------------

DOMESTIC CONVERTIBLE PREFERRED
  STOCKS-0.27%

FINANCIAL (DIVERSIFIED)-0.27%

MGIC Investment Corp.-$3.12
  Conv. Pfd.                               7,000        714,000
---------------------------------------------------------------
SunAmerica, Inc.-Series E, $3.10
  Conv. Pfd.                               3,300        384,450
---------------------------------------------------------------
    Total Domestic Convertible
      Preferred Stocks                                1,098,450
---------------------------------------------------------------

NON-U.S. DOLLAR DENOMINATED

  NON-CONVERTIBLE PREFERRED STOCKS-1.03%

BRAZIL-0.69%

Petroleo Brasileiro S.A.-Petrobras
  (Oil & Gas-Exploration & Production)     5,416      1,007,009
---------------------------------------------------------------
Telecomunicacoes de Sao Paulo
  S.A.-TELESP (Telephone)                  6,900      1,802,531
---------------------------------------------------------------
                                                      2,809,540
---------------------------------------------------------------

GERMANY-0.34%

SAP A.G. (Computers-Software & Services)   4,600      1,371,440
---------------------------------------------------------------
    Total Non-U.S. Dollar Denominated
      Non-Convertible Preferred Stocks                4,180,980
---------------------------------------------------------------

                                    PRINCIPAL
                                    AMOUNT(c)
U.S. DOLLAR DENOMINATED FOREIGN
  BONDS & NOTES-0.46%

GERMANY-0.39%

Volkswagen International Finance
  N.V., (Automobiles) Conv. Gtd.
  Notes, 3.00%, 01/24/02          $    1,330,000      1,566,075
---------------------------------------------------------------
HONG KONG-0.07%
New World Infrastructure Ltd.
  (Services-Commercial &
  Consumer), Conv. Bonds 5.00%,
  07/15/01                               100,000         94,500
---------------------------------------------------------------
New World Infrastructure Ltd.
  (Services-Commercial & Consumer),
  Conv. Bonds 5.00%, 07/15/01(b)
  (Acquired 4/10/97-4/11/97; Cost
  $234,938)                              200,000        189,000
---------------------------------------------------------------
                                                        283,500
---------------------------------------------------------------
    Total U.S. Dollar
      Denominated Foreign Bonds & Notes               1,849,575
---------------------------------------------------------------

                                    PRINCIPAL         MARKET
                                    AMOUNT(c)         VALUE
NON-U.S. DOLLAR DENOMINATED
  FOREIGN BONDS & NOTES-0.74%

FRANCE-0.18%

AXA-UAP (Insurance-Multi-Line),
  Conv. Sr. Deb., 4.50%,
  01/01/99                 FRF    $    2,835,000   $    750,741
---------------------------------------------------------------

ITALY-0.38%

Pirelli S.p.A., (Electrical
  Equipment), Conv. Bonds,
  4.375%, 12/31/98         ITL     1,591,686,200      1,527,756
---------------------------------------------------------------

JAPAN-0.18%

Ricoh Co., Ltd. (Office
  Equipment & Supplies), Conv.
  Bonds, 0.35%, 03/31/03   JPY        65,000,000        715,621
---------------------------------------------------------------
    Total Non-U.S. Dollar
      Denominated Foreign Bonds
      & Notes                                         2,994,118
---------------------------------------------------------------

                                    PRINCIPAL         MARKET
                                    AMOUNT(c)         VALUE
U.S. TREASURY BILLS-2.95%(d)

5.093%, 01/02/1998                $   12,000,000(e)$ 11,904,240
---------------------------------------------------------------

REPURCHASE AGREEMENT-0.10%(f)

Sanua Securities (USA) L.P.,
  5.73%, 11/03/97(g)                     398,411        398,411
---------------------------------------------------------------
TOTAL INVESTMENTS-95.87%                            387,536,280
---------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-4.13%                  16,704,462
---------------------------------------------------------------
NET ASSETS-100.00%                                 $404,240,742
===============================================================

Abbreviations:

ADR   -- American Depository Receipt
Conv. -- Convertible
Deb.  -- Debentures
FRF   -- French Franc
GDR   -- Global Depository Receipt
Gtd.  -- Guaranteed
ITL   -- Italian Lire
JPY   -- Japanese Yen
Pfd.  -- Preferred
Sr.   -- Senior

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors. The aggregate market value of the securities at 10/31/97 was $1,514,471 which represented 0.37% of the Fund's net assets.
(c) Principal in U. S. Dollars unless otherwise indicated.
(d) U.S. Treasury Bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(e) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 7.
(f) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investment in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or it affiliates.
(g) Joint repurchase agreement entered into 10/31/97 with a maturing value of $200,095,500. Collateralized by $201,314,000 U.S. Government obligations, 0% to 8.875% due 11/03/97 to 08/15/27 with an aggregate market value at 10/31/97 of $204,000,545.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 1997

ASSETS:

Investments, at market value (cost
  $327,440,754)                           $  387,536,280
--------------------------------------------------------
Foreign currencies, at market value
  (cost $7,633,284)                            7,667,754
--------------------------------------------------------
Receivables for:
  Investments sold                            12,950,025
--------------------------------------------------------
  Capital stock sold                           4,700,631
--------------------------------------------------------
  Dividends and interest                         668,936
--------------------------------------------------------
  Variation margin                               271,700
--------------------------------------------------------
Investment for deferred compensation
  plan                                            11,215
--------------------------------------------------------
Other assets                                      23,824
--------------------------------------------------------
         Total assets                        413,830,365
--------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                        6,828,079
--------------------------------------------------------
  Capital stock reacquired                     1,962,826
--------------------------------------------------------
  Deferred compensation                           11,215
--------------------------------------------------------
Accrued advisory fees                            308,513
--------------------------------------------------------
Accrued administrative services fees               9,966
--------------------------------------------------------
Accrued distribution fees                        281,782
--------------------------------------------------------
Accrued transfer agent fees                       70,776
--------------------------------------------------------
Accrued operating expenses                       116,466
--------------------------------------------------------
         Total liabilities                     9,589,623
--------------------------------------------------------

NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING                             $  404,240,742
========================================================

NET ASSETS:

  Class A                                 $  178,916,560
========================================================
  Class B                                 $  224,224,631
========================================================
  Class C                                 $    1,099,551
========================================================

CAPITAL STOCK, $.001 PAR VALUE PER SHARE:

Class A:

  Authorized                                 200,000,000
--------------------------------------------------------
  Outstanding                                 10,747,564
========================================================
Class B:

  Authorized                                 200,000,000
--------------------------------------------------------
  Outstanding                                 13,684,612
========================================================
Class C:

  Authorized                                 200,000,000
--------------------------------------------------------
  Outstanding                                     67,094
========================================================
Class A:

  Net asset value and redemption price
    per share                             $        16.65
========================================================
  Offering price per share:
    (Net asset value $16.65
    divided by 95.25%)                    $        17.48
========================================================
Class B:

  Net asset value and offering price per
    share                                 $        16.39
========================================================
Class C:

  Net asset value and offering price per
    share                                 $        16.39
========================================================

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 1997

INVESTMENT INCOME:

Dividends (net of $505,201 foreign
  withholding tax)                           $ 4,455,134
--------------------------------------------------------
Interest                                         506,016
--------------------------------------------------------
      Total investment income                  4,961,150
--------------------------------------------------------

EXPENSES:

Advisory fees                                  2,895,282
--------------------------------------------------------
Administrative services fees                      87,673
--------------------------------------------------------
Custodian fees                                   284,017
--------------------------------------------------------
Directors' fees                                   10,557
--------------------------------------------------------
Distribution fees -- Class A                     778,588
--------------------------------------------------------
Distribution fees -- Class B                   1,847,507
--------------------------------------------------------
Distribution fees -- Class C                       1,532
--------------------------------------------------------
Transfer agent fees -- Class A                   334,050
--------------------------------------------------------
Transfer agent fees -- Class B                   480,075
--------------------------------------------------------
Transfer agent fees -- Class C                       343
--------------------------------------------------------
Other                                            263,588
--------------------------------------------------------
      Total expenses                           6,983,212
--------------------------------------------------------
Less: Expenses paid indirectly                    (8,327)
--------------------------------------------------------
      Net expenses                             6,974,885
--------------------------------------------------------
Net investment income (loss)                  (2,013,735)
--------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND FUTURES CONTRACTS:

Net realized gain (loss) on sales of:

  Investment securities                       12,314,226
--------------------------------------------------------
  Foreign currencies                            (418,972)
--------------------------------------------------------
                                              11,895,254
--------------------------------------------------------
Net unrealized appreciation of:
  Investment securities                       37,009,027
--------------------------------------------------------
  Foreign currencies                              12,676
--------------------------------------------------------
  Futures contracts                               51,000
--------------------------------------------------------
                                              37,072,703
--------------------------------------------------------
Net gain on investment securities, foreign
  currencies and futures contracts            48,967,957
--------------------------------------------------------
Net increase in net assets resulting from
  operations                                 $46,954,222
========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED OCTOBER 31, 1997 AND 1996

                                                                  1997            1996
OPERATIONS:

  Net investment income (loss)                                $ (2,013,735)   $    (548,400)
-------------------------------------------------------------------------------------------
  Net realized gain (loss) on sales of investment securities
    and foreign currencies                                      11,895,254         (604,088)
-------------------------------------------------------------------------------------------
  Net unrealized appreciation of investment securities,
    foreign currencies and futures contracts                    37,072,703       20,032,132
-------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations        46,954,222       18,879,644
-------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
    Class A                                                              -         (516,173)
-------------------------------------------------------------------------------------------
    Class B                                                              -         (413,018)
-------------------------------------------------------------------------------------------
Share transactions-net:
    Class A                                                     41,376,928       81,693,730
-------------------------------------------------------------------------------------------
    Class B                                                     77,933,131       96,263,897
-------------------------------------------------------------------------------------------
    Class C                                                      1,157,289                -
-------------------------------------------------------------------------------------------
  Net increase in net assets                                   167,421,570      195,908,080
-------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          236,819,172       40,911,092
-------------------------------------------------------------------------------------------
  End of period                                               $404,240,742    $ 236,819,172
===========================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $334,919,809    $ 214,452,461
-------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                       (14,582)           7,538
-------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) on sales of
    investment securities, foreign currencies and futures
    contracts                                                    9,241,432         (662,207)
-------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies and futures contracts                            60,094,083       23,021,380
-------------------------------------------------------------------------------------------
                                                              $404,240,742    $ 236,819,172
===========================================================================================

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 1997

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Global Growth Fund (the "Fund") is an investment portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company consisting of four operating series portfolios: AIM Global Growth Fund, AIM Global Aggressive Growth Fund, AIM Global Income Fund and AIM International Equity Fund. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Class C shares commenced sales on August 4, 1997. Matters affecting each portfolio or class are voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to provide long-term growth of capital. The Fund seeks to achieve its objectives by investing in a portfolio of global equity securities of selected companies which are considered by AIM to have strong earnings momentum.
  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Security Valuations--A security listed or traded on an exchange (except convertible bonds) is valued at the last sales price on the exchange where the security is principally traded or, lacking any sales, at the mean between the closing bid and asked prices on the day of valuation. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Securities traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) are valued at the mean between the closing bid and asked prices on valuation date.

   Securities reported on the NASDAQ National Market System are valued at the last sales price on the valuation date or, absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market quotations are either not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Investments with maturities of 60 days or less are valued on the basis of amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Foreign Currency Translations--Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
C. Foreign Currency Contracts--A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a forward currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
D. Securities Transactions, Investment Income and Distribu-tions--Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On October 31, 1997, undistributed net investment income was increased by $1,991,615 and undistributed net realized gains was decreased by $1,991,615 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
E. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
F. Stock Index Futures Contracts--The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in the value of contracts may not correlate with changes in the value of the securities being hedged.
G. Expenses - Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated between the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.85% of the first $1 billion of the Fund's average daily net assets, plus 0.80% of the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for administrative costs incurred in providing accounting services to the Fund. During the year ended October 31, 1997, AIM was reimbursed $87,673 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency services to the Fund. During the year ended October 31, 1997, AFS was paid $479,472 for such services.
  The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor of the Class A, Class B and Class C shares of the Fund. The Company has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares (the "Class A Plan"), the Fund's Class B shares (the "Class B Plan"), and the Fund's Class C shares (the "Class C Plan") (collectively, the "Plans"). The Fund, pursuant to the Plan, pays AIM Distribu-tors compensation at the annual rate of 0.50% of the average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The Plan is designed to compensate AIM Distributors for certain promotional and other sales related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A or Class C shares of the Fund. The Fund, pursuant to the Class B Plan, pays AIM Distributors at an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of this amount, the Fund pays a service fee of 0.25% of the average daily net assets of the Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee under such Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by the respective classes. AIM Distributors may, from time to time, assign, transfer or pledge to one or more designees, its rights to all or a designated portion of (a) compensation received by AIM Distributors from the Fund pursuant to the Class B Plan (but not AIM Distributors' duties and obligations pursuant to the Class B
Plan) and (b) any contingent deferred sales charges received by AIM Distributors related to the Class B shares. During the year ended October 31, 1997 for the Class A shares and Class B shares and the period August 4, 1997 (date sales commenced) through October 31, 1997, the respective classes paid AIM Distributors $778,588, $1,847,507 and $1,532, as compensation under the Plans.
  AIM Distributors received commissions of $286,414 from the sales of the Class A shares of the Fund during the year ended October 31, 1997. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 1997, AIM Distributors received commissions of $25,870 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended October 31, 1997, the Fund incurred legal fees of $4,793 for services rendered by the law firm of Kramer, Levin, Naftalis & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

AIM has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses related to pricing services used by the Fund which reduced the Fund's expenses by $1,382 during the year ended October 31, 1997. The Fund also received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $4,390 and $2,555, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $8,327 during the year ended October 31, 1997.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on July 15, 1997, the Fund was limited to borrowing up to the lessor of (i) $325,000,000 or (ii) the limit set by its prospectus for borrowings. During the year ended October 31, 1997, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 1997 was $410,474,400 and $315,085,765, respectively.
The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of October 31, 1997 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $ 72,845,545
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (13,799,402)
---------------------------------------------------------
Net unrealized appreciation of investment
  securities                                 $ 59,046,143
---------------------------------------------------------

Cost of investments for tax purposes is $328,490,137.

NOTE 7-FUTURES CONTRACTS

On October 31, 1997, $506,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts were as follows:

                                                    NO. OF              MONTH/             UNREALIZED
                   CONTRACT                        CONTRACTS          COMMITMENT          APPRECIATION
                   --------                        ---------          ----------          ------------
                S&P 500 Index                         26               Dec. '97             $ 51,000

NOTE 8-CAPITAL STOCK

Changes in the Fund's capital stock outstanding during the years ended October 31, 1997 and 1996 were as follows:

                                                                         1997                          1996
                                                              --------------------------    ---------------------------
                                                                SHARES         AMOUNT         SHARES          AMOUNT
                                                              ----------    ------------    -----------    ------------
Sold:

  Class A                                                      6,399,974    $103,567,757      7,117,057    $ 94,636,553
------------------------------------------------------------  ----------    ------------    -----------    ------------
  Class B                                                      6,303,261      98,414,198      7,683,810     101,786,913
------------------------------------------------------------  ----------    ------------    -----------    ------------
  Class C*                                                        67,094       1,157,289              -               -
------------------------------------------------------------  ----------    ------------    -----------    ------------
Issued as reinvestment of distributions:
  Class A                                                              -               -         36,930         453,130
------------------------------------------------------------  ----------    ------------    -----------    ------------
  Class B                                                              -               -         31,124         379,711
------------------------------------------------------------  ----------    ------------    -----------    ------------
Reacquired:
  Class A                                                     (3,750,438)    (62,190,829)      (983,830)    (13,395,953)
------------------------------------------------------------  ----------    ------------    -----------    ------------
  Class B                                                     (1,291,769)    (20,481,067)      (441,521)     (5,902,727)
------------------------------------------------------------  ----------    ------------    -----------    ------------
  Class C*                                                             -               -              -               -
------------------------------------------------------------  ----------    ------------    -----------    ------------
                                                               7,728,122    $120,467,348     13,443,570    $177,957,627
============================================================  ==========    ============    ===========    ============

* Class C shares commenced sales on August 4, 1997.

NOTE 9-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A capital stock and a share of Class B capital stock outstanding during each of the years in the three-year period ended October 31, 1997 and the period September 15, 1994 (date operations commenced) through October 31, 1994 and for a share of Class C capital stock outstanding during the period August 4, 1997 (date sales commenced) through October 31, 1997.

                                                                 1997          1996         1995        1994
                                                               --------      ---------    --------    --------
CLASS A:

Net asset value, beginning of period                           $  14.20      $   12.32    $  10.23    $  10.00
------------------------------------------------------------   --------      ---------    --------    --------
Income from investment operations:
  Net investment income (loss)                                    (0.04)         (0.01)      (0.02)          -
------------------------------------------------------------   --------      ---------    --------    --------
  Net gains on securities (both realized and unrealized)           2.49           2.11        2.11        0.23
------------------------------------------------------------   --------      ---------    --------    --------
    Total from investment operations                               2.45           2.10        2.09        0.23
------------------------------------------------------------   --------      ---------    --------    --------
Less distributions:
  Dividends from net investment income                                -              -      (0.004)          -
------------------------------------------------------------   --------      ---------    --------    --------
  Distributions from net realized gains                               -          (0.22)          -           -
------------------------------------------------------------   --------      ---------    --------    --------
    Total distributions                                               -          (0.22)     (0.004)          -
------------------------------------------------------------   --------      ---------    --------    --------
Net asset value, end of period                                 $  16.65      $   14.20    $  12.32    $  10.23
============================================================   ========      =========    ========    ========
Total return(a)                                                   17.25%         17.26%      20.48%       2.30%
============================================================   ========      =========    ========    ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $178,917      $ 114,971    $ 23,754    $  3,093
============================================================   ========      =========    ========    ========
Ratio of expenses to average net assets(b)                         1.76%(c)(d)    1.93%       2.12%       1.95%(e)
============================================================   ========      =========    ========    ========
Ratio of net investment income (loss) to average net
  assets(f)                                                       (0.30)%(c)     (0.13)%     (0.28)%      0.10%(e)
============================================================   ========      =========    ========    ========
Portfolio turnover rate                                              96%            82%         79%          6%
============================================================   ========      =========    ========    ========
Average brokerage commission rate paid(g)                      $ 0.0239      $  0.0234         N/A         N/A
============================================================   ========      =========    ========    ========

(a) Does not deduct sales charges and for periods less than one year, total returns are not annualized.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.94%, 2.98% and 5.67% (annualized) for the periods 1996-1994, respectively.
(c) Ratios are based on average net assets of $155,717,515.
(d) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(e) Annualized.
(f) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were (0.14)%, (1.14)% and (3.63)% (annualized) for the periods 1996-1994, respectively.
(g) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                                                                 1997            1996          1995          1994
                                                               ---------       --------      --------      --------
CLASS B:

Net asset value, beginning of period                           $   14.05       $  12.26      $  10.22      $  10.00
------------------------------------------------------------   ---------       --------      --------      --------
Income from investment operations:
  Net investment income (loss)                                     (0.11)         (0.05)        (0.04)            -
------------------------------------------------------------   ---------       --------      --------      --------
  Net gains on securities (both realized and unrealized)            2.45           2.06          2.08          0.22
------------------------------------------------------------   ---------       --------      --------      --------
    Total from investment operations                                2.34           2.01          2.04          0.22
------------------------------------------------------------   ---------       --------      --------      --------
Less distributions:
  Distributions from net realized gains                                -          (0.22)            -             -
------------------------------------------------------------   ---------       --------      --------      --------
    Total distributions                                                -          (0.22)            -             -
------------------------------------------------------------   ---------       --------      --------      --------
Net asset value, end of period                                 $   16.39       $  14.05      $  12.26      $  10.22
===========================================================    =========       ========      ========      ========
Total return(a)                                                    16.65%         16.60%        19.96%         2.20%
===========================================================    =========       ========      ========      ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $ 224,225       $121,848      $ 17,157      $  1,277
===========================================================    =========       ========      ========      ========
Ratio of expenses to average net assets(b)                          2.29%(c)(d)    2.48%         2.64%         2.51%(e)
===========================================================    =========       ========      ========      ========
Ratio of net investment income (loss) to average net
  assets(f)                                                        (0.83)%(c)     (0.69)%       (0.79)%       (0.47)%(e)
===========================================================    =========       ========      ========      ========
Portfolio turnover rate                                               96%            82%           79%            6%
===========================================================    =========       ========      ========      ========
Average brokerage commission rate paid(g)                      $  0.0239      $  0.0234           N/A           N/A
===========================================================    =========       ========      ========      ========

(a) Does not deduct sales charges and for periods less than one year, total returns are not annualized.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 2.49%, 3.38% and 6.20% (annualized) for the periods 1996-1994, respectively.
(c) Ratios are based on average net assets of $184,750,715.
(d) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have been the same.
(e) Annualized.
(f) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were (0.69)%, (1.54)% and (4.16)% (annualized) for the periods 1996-1994, respectively.
(g) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                                                                  1997
CLASS C:                                                         -------
Net asset value, beginning of period                             $ 17.39
------------------------------------------------------------     -------
Income from investment operations:
    Net investment income (loss)                                   (0.03)
------------------------------------------------------------     -------
    Net gains (losses) on securities (both realized and
      unrealized)                                                  (0.97)
------------------------------------------------------------     -------
         Total from investment operations                          (1.00)
------------------------------------------------------------     -------
Net asset value, end of period                                   $ 16.39
============================================================     =======
Total return(a)                                                    (5.75)%
============================================================     =======
Ratios/supplement data:
Net assets, end of period (000s omitted)                         $ 1,100
============================================================     =======
Ratio of expenses to average net assets(b)                          2.29%(c)
============================================================     =======
Ratio of net investment income (loss) to average net
  assets(b)                                                        (0.83)%
============================================================     =======
Portfolio turnover rate                                               96%
============================================================     =======
Average brokerage commission rate paid(d)                        $0.0239
============================================================     =======

(a) Does not deduct sales charges and periods for less than one year, total returns are not annualized.
(b) Ratios are annualized and based on average net assets of $628,292.
(c) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same.
(d) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                       INDEPENDENT AUDITORS' REPORT

                       To the Board of Directors and Shareholders
                       AIM International Funds, Inc.:

                       We have audited the accompanying statement of assets and liabilities of the AIM Global Income Fund (a portfolio of AIM International Funds, Inc.), including the schedule of investments, as of October 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the three-year period then ended, and for the period September 15, 1994 (date operations commenced) through October 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                            We conducted our audits in accordance with generally
                       accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                            In our opinion, the financial statements and
                       financial highlights referred to above present fairly, in all material respects, the financial position of AIM Global Income Fund as of October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the three-year period then ended and for the period September 15, 1994 (date operations commenced) through October 31, 1994, in conformity with generally accepted accounting principles.

                                                    KPMG Peat Marwick LLP

                       Houston, Texas
                       December 5, 1997

SCHEDULE OF INVESTMENTS

OCTOBER 31, 1997

                                     PRINCIPAL       MARKET
                                     AMOUNT(a)       VALUE
U.S. DOLLAR DENOMINATED
  NON-CONVERTIBLE BONDS & NOTES-50.55%

AGRICULTURAL PRODUCTS-0.20%

Hines Horticulture, Inc.,
  Series B Sr. Gtd. Sub. Notes,
  11.75%, 10/15/05                   $  100,000   $    110,750
--------------------------------------------------------------

AIRLINES-3.32%

Airplanes Pass Through Trust,
  Sub. Bonds, 10.875%, 03/15/19         230,000        263,495
--------------------------------------------------------------
America West Airlines, Inc.,
  Pass Thru Certificates, 6.86%,
  07/02/04                              587,999        591,675
--------------------------------------------------------------
Delta Air Lines, Inc.,
  Deb., 9.00%, 05/15/16                 550,000        652,636
--------------------------------------------------------------
United Air Lines, Inc.,
  Pass Thru Certificates, 9.56%,
  10/19/18                              300,000        362,391
--------------------------------------------------------------
                                                     1,870,197
--------------------------------------------------------------

BANKS (MAJOR REGIONAL)-1.25%

First Union Bancorp,
  Sub. Deb., 7.50%, 04/15/35            200,000        220,060
--------------------------------------------------------------
Royal Bank of Scotland PLC (United
  Kingdom),
  Yankee Sub. Notes, 6.375%,
  02/01/11                              500,000        481,780
--------------------------------------------------------------
                                                       701,840
--------------------------------------------------------------

BANKS (MONEY CENTER)-2.08%

Bankers Trust New York Corp.,
  Gtd. Notes, 7.875%, 02/25/27          400,000        409,974
--------------------------------------------------------------
Deutsche Bank Financial,
  Gtd. Unsec. Sub. Deb., 6.70%,
  12/13/06                              750,000        760,808
--------------------------------------------------------------
                                                     1,170,782
--------------------------------------------------------------

BANKS (REGIONAL)-1.86%

Mercantile Bancorp Inc.,
  Unsec. Sub. Notes, 7.30%,
  06/15/07                            1,000,000      1,046,320
--------------------------------------------------------------

BEVERAGES (NON-ALCOHOLIC)-1.13%

Coca-Cola Enterprises, Inc.,
  Putable Notes, 7.15%, 06/20/20(b)   3,113,000        635,301
--------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO & CABLE)-4.44%

Capstar Broadcasting Partners,
  Sr. Disc. Notes, 12.75%,
  02/01/09(c)                           390,000        278,850
--------------------------------------------------------------
Comcast Cable Communications,
  Notes, 8.50%, 05/01/27
  (acquired 04/24/97; cost
  $499,145)(d)                          500,000        572,980
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                     AMOUNT(a)       VALUE
BROADCASTING (TELEVISION, RADIO &
  CABLE)-(CONTINUED)

Diamond Cable Communications PLC
  (United Kingdom), Sr. Yankee
  Disc. Notes, 10.75%, 02/15/07(c)   $  870,000   $    567,675
--------------------------------------------------------------
Echostar DBS Corp.,
  Sr. Sec. Gtd. Notes, 12.50%,
  07/01/02
  (acquired 06/20/97; cost
  $320,000)(d)                          320,000        340,800
--------------------------------------------------------------
Kabelmedia Holdings GmbH (Germany),
  Sr. Yankee Unsec. Disc. Notes,
  13.625%, 08/01/06(c)                  200,000        146,000
--------------------------------------------------------------
Rifkin Acquisition Partners L.L.P.,
  Sr. Sub. Notes, 11.125%, 01/15/06      40,000         43,500
--------------------------------------------------------------
TCI Communications Inc.,
  Sr. Notes, 8.00%, 08/01/05            150,000        157,845
--------------------------------------------------------------
TeleWest Communications PLC
  (United Kingdom), Sr. Yankee
  Disc. Deb., 11.00%, 10/01/07(c)       300,000        226,500
--------------------------------------------------------------
United International Holdings,
  Inc.,
  Sr. Sec. Disc. Notes, 10.28%,
  11/15/99(b)                           200,000        163,000
--------------------------------------------------------------
                                                     2,497,150
--------------------------------------------------------------

CHEMICALS-1.40%

Nova Chemicals Ltd. (Canada),
  Yankee Deb., 7.00%, 08/15/26          600,000        620,898
--------------------------------------------------------------
Sterling Chemicals, Inc.,
  Sr. Unsec. Sub. Notes, 11.75%,
  08/15/06                              150,000        167,250
--------------------------------------------------------------
                                                       788,148
--------------------------------------------------------------

CHEMICALS (SPECIALTY)-0.08%

Crain Industries, Inc.,
  Sr. Sub. Notes, 13.50%, 08/15/05       40,000         45,800
--------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-0.48%

ProNet, Inc.,
  Sr. Sub. Notes, 11.875%, 06/15/05     250,000        271,250
--------------------------------------------------------------

CONSUMER (JEWELRY, NOVELTIES & GIFTS)-0.15%

Commemorative Brands,
  Sr. Sub. Notes, 11.00%, 01/15/07       85,000         86,488
--------------------------------------------------------------

CONSUMER FINANCE-1.28%

Household Finance Corp.,
  Notes, 7.125%, 09/01/05               700,000        720,076
--------------------------------------------------------------

CONTAINERS & PACKAGING
  (PAPER)-0.77%

BPC Holding Corp.,
  Series B Sr. Notes, 12.50%,
  06/15/06                              100,000        110,500
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                     AMOUNT(a)       VALUE
CONTAINERS & PACKAGING (PAPER)-(CONTINUED)
MVE Inc.,

  Sr. Sec. Notes, 12.50%, 02/15/02   $  100,000   $    101,500
--------------------------------------------------------------
Tekni-Plex Inc.,
  Sr. Sub. Notes, 11.25%, 04/01/07      200,000        219,500
--------------------------------------------------------------
                                                       431,500
--------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH)-0.45%

AmeriServ Food Co.,
  Sr. Sub. Notes, 10.125%, 07/15/07
  (acquired 07/09/97; cost
  $240,000)(d)                          240,000        250,800
--------------------------------------------------------------

ELECTRIC COMPANIES-0.99%

El Paso Electric Co.,
  Series D Sec. 1st Mortgage Bonds,
    8.90%, 02/01/06                     250,000        272,545
--------------------------------------------------------------
  Series E Sec. 1st Mortgage Bonds,
    9.40%, 05/01/11                     250,000        283,700
--------------------------------------------------------------
                                                       556,245
--------------------------------------------------------------

ELECTRICAL EQUIPMENT-0.54%

Electronic Retailing Systems
  International, Inc.,
  Sr. Disc. Notes, 13.25%,
  02/01/04(c)                           440,000        305,800
--------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS)-0.58%

Advanced Micro Devices, Inc.,
  Sr. Sec. Notes, 11.00%, 08/01/03      110,000        119,213
--------------------------------------------------------------
Panda Funding Corp.,
  Series A-1 Pooled Project Bonds,
  11.625%, 08/20/12                     199,591        208,573
--------------------------------------------------------------
                                                       327,786
--------------------------------------------------------------

ENTERTAINMENT-1.83%

Time Warner, Inc.
  Deb., 9.125%, 01/15/13                500,000        582,845
--------------------------------------------------------------
  Notes, 8.18%, 08/15/07                200,000        218,086
--------------------------------------------------------------
  Unsec. Deb., 6.85%, 01/15/26          125,000        126,673
--------------------------------------------------------------
Viacom, Inc.,
  Sr. Notes, 7.75%, 06/01/05            100,000        101,629
--------------------------------------------------------------
                                                     1,029,233
--------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-1.13%

Associates Corp. of North America,
  Series B Sr. Deb., 7.95%,
  02/15/10                              100,000        111,814
--------------------------------------------------------------
Finova Capital Corp.,
  Unsec. Notes, 7.40%, 05/06/06         500,000        524,850
--------------------------------------------------------------
                                                       636,664
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                     AMOUNT(a)       VALUE
FOODS-2.34%

ConAgra Inc.,
  Sr. Unsec. Notes, 7.125%,
  10/01/26                           $  900,000   $    952,389
--------------------------------------------------------------
Del Monte Corp./Foods Co.,
  Sr. Unsec. Sub. Notes, 12.25%,
  04/15/07                              260,000        288,600
--------------------------------------------------------------
Pilgrim's Pride Corp.,
  Sr. Sub. Notes, 10.875%, 08/01/03      70,000         73,850
--------------------------------------------------------------
                                                     1,314,839
--------------------------------------------------------------

GAMING, LOTTERY & PARI-MUTUEL COMPANIES-0.21%

Showboat Marina Casino Partnership
  &
  Showboat Marina Financial Corp.,
  Series B Sec. 1st Mortgage Notes,
  13.50%, 03/15/03                      100,000        115,500
--------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT)-0.90%

Tenet Healthcare Corp., Sr. Notes,
  8.00%, 01/15/05                       500,000        507,500
--------------------------------------------------------------

HEALTH CARE (LONG TERM CARE)-0.81%

Sun Healthcare Group, Inc.,
  Sr. Sub. Notes, 9.50%, 07/01/07
  (acquired 07/01/97; cost
  $448,200)(d)                          450,000        455,625
--------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-0.56%

Alaris Medical Systems,
  Sr. Unsec. Gtd. Sub. Deb., 9.75%,
  12/01/06                              200,000        205,000
--------------------------------------------------------------
Dade International Inc.,
  Series B Sr. Sub. Notes, 11.125%,
  05/01/06                              100,000        111,500
--------------------------------------------------------------
                                                       316,500
--------------------------------------------------------------

HEALTH CARE (SPECIALIZED
  SERVICES)-0.15%

Dynacare Inc. (Canada),
  Sr. Yankee Notes, 10.75%,
  01/15/06                               80,000         84,200
--------------------------------------------------------------

HOMEBUILDING-0.10%

Continental Homes Holdings Corp.,
  Sr. Unsec. Gtd. Notes, 10.00%,
  04/15/06                               55,000         58,025
--------------------------------------------------------------

INSURANCE (LIFE/HEALTH)-1.40%

Torchmark Corp.,
  Notes, 7.875%, 05/15/23               750,000        790,035
--------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE-0.54%

Travelcenters of America Inc.,
  Sr. Gtd. Unsec. Sub. Deb.,
  10.25%, 04/01/07                      290,000        303,050
--------------------------------------------------------------

IRON & STEEL-0.15%

GS Industries, Inc.,
  Sr. Gtd. Notes, 12.00%, 09/01/04       75,000         81,937
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                     AMOUNT(a)       VALUE
LODGING-HOTELS-0.59%

Coast Hotels & Casinos Inc.,
  Series B Sec. 1st Mortgage Gtd.
  Notes, 13.00%, 12/15/02            $   70,000   $     78,750
--------------------------------------------------------------
ITT Corp.,
  Unsec. Gtd. Deb., 7.375%,
  11/15/15                              150,000        151,119
--------------------------------------------------------------
John Q. Hammons Hotels Inc.,
  Sec. 1st Mortgage Notes, 9.75%,
  10/01/05                              100,000        104,750
--------------------------------------------------------------
                                                       334,619
--------------------------------------------------------------

MACHINERY (DIVERSIFIED)-0.10%

Fairfield Manufacturing Co., Inc.,
  Sr. Sub. Notes, 11.375%, 07/01/01      50,000         53,500
--------------------------------------------------------------

MANUFACTURING (SPECIALIZED)-0.51%

MMI Products Inc.,
  Sr. Unsec. Sub. Notes, 11.25%,
  04/15/07                              260,000        284,700
--------------------------------------------------------------

METAL FABRICATORS-0.11%

Gulf States Steel Corp.,
  1st Mortgage Notes, 13.50%,
  04/15/03                               60,000         61,950
--------------------------------------------------------------

METALS MINING-0.23%

Rio Algom Ltd. (Canada),
  Yankee Unsec. Deb., 7.05%,
  11/01/05                              130,000        131,940
--------------------------------------------------------------

NATURAL GAS-0.56%

Ferrellgas Partners,
  Series B Sr. Sec. Gtd. Notes,
  9.375%, 06/15/06                      300,000        316,500
--------------------------------------------------------------

OFFICE EQUIPMENT & SUPPLIES-0.24%

United Stationer Supply, Sr. Sub.
  Notes, 12.75%, 05/01/05               120,000        135,900
--------------------------------------------------------------

OIL (INTERNATIONAL
  INTEGRATED)-1.08%

Gulf Canada Resources, Ltd.
  (Canada),
  Sr. Yankee Unsec. Notes, 8.35%,
  08/01/06                              550,000        607,189
--------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT)-0.04%

Falcon Drilling Co., Inc.,
  Series B Sr. Notes, 9.75%,
  01/15/01                               20,000         21,050
--------------------------------------------------------------

OIL & GAS (EXPLORATION & PRODUCTION)-0.64%

Abraxas Petroleum Corp.,
  Series B Sr. Notes, 11.50%,
  11/01/04                               95,000        104,500
--------------------------------------------------------------
Talisman Energy, Inc. (Canada),
  Yankee Deb., 7.125%, 06/01/07         250,000        256,875
--------------------------------------------------------------
                                                       361,375
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                     AMOUNT(a)       VALUE
PAPER & FOREST PRODUCTS-1.15%

Indah Kiat Fin Mauritius,
  Sr. Gtd. Unsec. Notes, 10.00%,
  07/01/07
  (acquired 06/26/97; cost
  $466,931)(d)                       $  470,000   $    434,750
--------------------------------------------------------------
National Fiberstock Corp.,
  Series B Sr. Notes, 11.625%,
  06/15/02                              200,000        210,500
--------------------------------------------------------------
                                                       645,250
--------------------------------------------------------------

PUBLISHING (NEWSPAPERS)-0.52%

News America Holdings, Inc.,
  Sr. Gtd. Deb., 9.25%, 02/01/13        250,000        291,293
--------------------------------------------------------------

RAILROADS-0.84%

Norfolk Southern Corp.,
  Bonds, 7.05%, 05/01/37                450,000        474,638
--------------------------------------------------------------

RETAIL (DISCOUNTERS)-0.18%

Loehmann's Holdings, Inc.,
  Sr. Unsec. Notes, 11.875%,
  05/15/03                              100,000        102,500
--------------------------------------------------------------

RETAIL (FOOD CHAINS)-0.78%

Carr-Gottstein Foods Co.,
  Sr. Sub. Notes, 12.00%, 11/15/05      100,000        110,500
--------------------------------------------------------------
Great Atlantic & Pacific Tea Co.,
  Inc. (Canada),
  Yankee Gtd. Notes, 7.78%,
  11/01/00
  (acquired 10/18/95; cost
  $100,000)(d)                          100,000        103,642
--------------------------------------------------------------
Jitney-Jungle Stores of America
  Inc., Sr. Gtd. Notes, 12.00%,
  03/01/06                              200,000        225,500
--------------------------------------------------------------
                                                       439,642
--------------------------------------------------------------

RETAIL (SPECIALTY)-0.80%

CSK Auto Inc.,
  Sr. Gtd. Sub. Deb., 11.00%,
  11/01/06                               60,000         64,500
--------------------------------------------------------------
Icon Health & Fitness,
  Series B Sr. Sub. Notes, 13.00%,
  07/15/02                               70,000         78,750
--------------------------------------------------------------
United Auto Group, Inc.,
  Sr. Sub. Notes, 11.00%, 07/15/07
  (acquired 07/22/97; cost
  $197,500)(d)                          200,000        206,000
--------------------------------------------------------------
Wilsons The Leather Experts Inc.,
  Sr. Notes, 11.25%, 08/15/04
  (acquired 08/14/97; cost
  $100,000)(d)                          100,000         99,250
--------------------------------------------------------------
                                                       448,500
--------------------------------------------------------------

SAVINGS & LOAN COMPANIES-0.47%

Sovereign Bancorp, Inc.,
  Sub. Notes, 8.00%, 03/15/03           250,000        263,523
--------------------------------------------------------------

SERVICES
  (ADVERTISING/MARKETING)-0.38%

MDC Communications Corp.(Canada),
  Sr. Yankee Unsec. Sub. Notes,
  10.50%, 12/01/06                      200,000        215,500
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                     AMOUNT(a)       VALUE
SHIPPING-0.99%

Hutchison Whampoa Ltd. (Cayman
  Islands),
  Series D Sr. Yankee Gtd. Unsec. Unsub. Deb.,
    6.988%, 08/01/37
    (acquired 10/02/97; cost
      $502,005)(d)                   $  500,000   $    467,595
--------------------------------------------------------------
Stena A.B. (Sweden),
  Sr. Yankee Unsec. Notes, 10.50%,
  12/15/05                               80,000         87,400
--------------------------------------------------------------
                                                       554,995
--------------------------------------------------------------

SOVEREIGN DEBT-0.59%

Province of Manitoba (Canada),
  Yankee Bonds, 7.75%, 07/17/16         300,000        334,791
--------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-3.96%

Celcaribe S.A.,
  Sr. Secured Notes, 13.50%,
  03/15/04(c)                           500,000        502,500
--------------------------------------------------------------
GST Equipment Funding,
  Sr. Sec. Notes, 13.25%, 05/01/07
  (acquired 05/08/97; cost
  $200,000)(d)                          200,000        225,500
--------------------------------------------------------------
ICG Holdings Inc.,
  Gtd. Unsec. Sr. Disc. Notes,
  11.625%,
  03/15/07(c)                           290,000        194,300
--------------------------------------------------------------
Orion Network Systems, Inc.,
  Sr. Notes, 11.25%, 01/15/07(e)        420,000        476,700
--------------------------------------------------------------
Pricellular Wireless Corp.,
  Sr. Notes, 10.75%, 11/01/04           130,000        141,050
--------------------------------------------------------------
Sygnet Wireless Inc.,
  Sr. Unsec. Notes, 11.50%,
  10/01/06                              160,000        173,600
--------------------------------------------------------------
360 Communications Co.,
  Sr. Unsec. Notes, 7.50%, 03/01/06     500,000        516,700
--------------------------------------------------------------
                                                     2,230,350
--------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE)-1.00%

MCI Communications Corp.,
  Putable Deb., 7.125%, 06/15/27        450,000        480,402
--------------------------------------------------------------
PhoneTel Technologies, Inc.,
  Sr. Gtd. Unsec. Notes, 12.00%,
  12/15/06                               80,000         82,600
--------------------------------------------------------------
                                                       563,002
--------------------------------------------------------------

TELEPHONE-0.70%

Esat Holdings Ltd. (Ireland),
  Sr. Yankee Notes, 12.50%,
  02/01/07(c)                           350,000        243,250
--------------------------------------------------------------
Hermes Europe Railtel BV,
  Sr. Notes, 11.50%, 08/15/07
  (acquired 08/14/97; cost
  $142,413)(d)                          140,000        153,300
--------------------------------------------------------------
                                                       396,550
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                     AMOUNT(a)       VALUE
TRUCKERS-0.56%

AmeriTruck Distribution Corp.,
  Series B Sr. Sub. Notes, 12.25%,
  11/15/05                           $  300,000   $    318,000
--------------------------------------------------------------

TRUCKS & PARTS-0.15%

Blue Bird Body Co.,
  Series B Sr. Sub. Notes, 10.75%,
  11/15/06                               80,000         84,500
--------------------------------------------------------------

WASTE MANAGEMENT-2.26%

Allied Waste Industries, Inc.,
  Sr. Disc. Notes, 11.30%, 06/01/07
  (acquired 05/01/97; cost
  $356,103)(c)(d)                       620,000        424,700
--------------------------------------------------------------
Norcal Waste Systems Inc.,
  Series B Sr. Gtd. Notes, 13.00%,
  11/15/05                              150,000        172,875
--------------------------------------------------------------
WMX Technologies, Inc.,
  Unsec. Notes, 7.10%, 08/01/26         650,000        677,417
--------------------------------------------------------------
                                                     1,274,992
--------------------------------------------------------------
    Total U.S. Dollar Denominated
      Non-Convertible Bonds & Notes                 28,456,090
--------------------------------------------------------------

NON-U.S. DOLLAR DENOMINATED
  NON-CONVERTIBLE BONDS &
  NOTES(F)-14.34%

CANADA-7.21%

Bank of Montreal (Banks-Money
  Center),
  Sub. Deb., 7.92%, 07/31/12    CAD     300,000   $    242,897
--------------------------------------------------------------
Bell Canada (Telephone),
  Unsec. Deb., 10.875, 10/11/04         250,000        228,786
--------------------------------------------------------------
Bell Mobility Cellular
  (Telecommunications-Cellular/Wireless),
  Bonds, 6.55%, 06/02/08                750,000        540,042
--------------------------------------------------------------
Canadian Oil Debco Inc.
  (Oil & Gas-Exploration &
  Production),
  Deb., 11.00%, 10/31/00                250,000        203,876
--------------------------------------------------------------
Clearnet Communications
  (Telecommunications-Cellular/Wireless),
  Sr. Disc. Notes, 11.75%, 08/13/07
  (acquired 07/31/97; cost
  $347,582)(c)(d)                       850,000        366,392
--------------------------------------------------------------
NAV Canada (Services-Commercial &
  Consumer), Bonds, 7.40%, 06/01/27   1,000,000        800,731
--------------------------------------------------------------
Telegobe Canada, Inc. (Telephone),
  Unsec. Deb., 8.35%, 06/20/03          650,000        523,496
--------------------------------------------------------------
Trans-Canada Pipelines
  (Oil & Gas-Exploration &
  Production),
  Series Q Deb., 10.625%, 10/20/09      375,000        365,477
--------------------------------------------------------------
  Unsec. Notes, 8.55%, 02/01/06         500,000        417,784
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                     AMOUNT(a)       VALUE
CANADA-(CONTINUED)

Westcoast Energy, Inc. (Oil & Gas-
  Exploration & Production), Deb.,
  6.45%, 12/18/06
  (acquired 12/03/96; cost
  $369,632)(d)  CAD                     500,000   $    368,955
--------------------------------------------------------------
                                                     4,058,436
--------------------------------------------------------------

FRANCE-0.26%

Credit Foncier de France
  (Financial-Diversified)
  Sr. Unsec. Unsub. Eurobonds,
    6.50%, 02/22/99           SEK       750,000        101,061
--------------------------------------------------------------
  Sr. Unsec. Unsub. Eurobonds,
    6.00%, 11/15/01           FRF       250,000         44,838
--------------------------------------------------------------
                                                       145,899
--------------------------------------------------------------

GERMANY-2.36%

Daimler-Benz A.G. (Automobiles),
  Gtd. Unsub. Eurobonds, 4.125%,
  07/05/03                    DEM       430,000        314,258
--------------------------------------------------------------
International Bank for
  Reconstruction &
  Development (Banks-Money Center),
  Unsec. Global Bonds, 7.125%,
  04/12/05                              475,000        301,434
--------------------------------------------------------------
LKB Global (Financial-Diversified),
  Gtd. Notes, 6.00%, 01/25/06         1,200,000        712,120
--------------------------------------------------------------
                                                     1,327,812
--------------------------------------------------------------

ITALY-1.33%

KFW International Finance Inc.
  (Investment Banking/Brokerage),
  Gtd. Eurobonds, 11.625%,
  11/27/98                    ITL 1,200,000,000        749,592
--------------------------------------------------------------

NEW ZEALAND-0.44%

International Bank for
  Reconstruction &
  Development (Banks-Money Center),
  Bonds, 6.63%, 08/20/07(b)   NZD       750,000        245,869
--------------------------------------------------------------

SWEDEN-0.78%

Swedish Export Credit
  (Financial-Diversified),
  Unsec. Unsub. Eurobonds, 11.70%,
  12/04/98                    ITL   700,000,000        437,965
--------------------------------------------------------------

UNITED KINGDOM-1.96%

Ford Credit Europe PLC
  (Financial-Diversified),
  Deb., 6.00%, 03/30/99       DEM       200,000        118,298
--------------------------------------------------------------
KFW International Finance
  (Investment Banking/Brokerage),
  Gtd. Eurobonds, 10.625%,
  09/03/01                    GBP       100,000        186,255
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                     AMOUNT(a)       VALUE
UNITED KINGDOM-(CONTINUED)

Sutton Bridge
  (Financial-Diversified),
  Gtd. Eurobonds, 8.625%, 06/30/22
  (acquired 05/29/97; cost
  $733,585)(d)                GBP       450,000   $    800,287
--------------------------------------------------------------
                                                     1,104,840
--------------------------------------------------------------
    Total Non-U.S. Dollar
      Denominated
      Non-Convertible Bonds & Notes                  8,070,413
--------------------------------------------------------------

NON-U.S. DOLLAR DENOMINATED
  CONVERTIBLE BONDS &
  NOTES(F)-2.58%

FRANCE-0.08%

Societe Generale (Banks-Money
  Center),
  Conv. Deb., 3.50%, 01/01/00 FRF       231,000         48,841
--------------------------------------------------------------

JAPAN-0.64%

Glaxo Wellcome PLC
  (Financial-Diversified),
  Conv. Unsub. Notes, 4.30%,
  09/28/98   JPY                      4,000,000         55,708
--------------------------------------------------------------
Sony Corp. (Electronic Equipment),
  Conv. Deb., 1.40%, 03/31/05         8,000,000         87,744
--------------------------------------------------------------
Toyota Motor Corp. (Automobiles),
  Conv. Bonds, 1.20%, 01/28/98       15,000,000        215,060
--------------------------------------------------------------
                                                       358,512
--------------------------------------------------------------

SWITZERLAND-0.38%

Yamada Denki Co. Ltd. (Retail-
  Computers & Electronics), Unsec.
  Conv. Notes, 0.25%, 03/31/00 CHF      300,000        212,105
--------------------------------------------------------------

UNITED KINGDOM-1.48%

British Airport Authority
  (Airlines),
  Eurobonds, 5.75%, 03/29/06  GBP       450,000        834,261
--------------------------------------------------------------
    Total Non-U.S. Dollar
      Denominated Convertible Bonds
      & Notes                                        1,453,719
--------------------------------------------------------------

NON-U.S. DOLLAR DENOMINATED
  GOVERNMENT BONDS &
  NOTES(F)-20.94%

CANADA-3.21%

B.C. Generic Residual,
  Deb., 13.88%, 06/21/04(b)   CAD       150,000         74,269
--------------------------------------------------------------
Canadian Government,
  Bonds, 7.00%, 12/01/06              1,000,000        787,824
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                     AMOUNT(a)       VALUE
Municipal Finance Authority of
  British Columbia,
  Bonds, 7.75%, 12/01/05        CAD     500,000   $    404,842
--------------------------------------------------------------
Ontario Province,
  Sr. Unsec. Unsub. Deb.,
    6.875%, 09/15/00            GBP      35,000         58,193
--------------------------------------------------------------
  Sr. Unsec. Unsub. Global Bonds,
    8.00%, 03/11/03             CAD     600,000        480,021
--------------------------------------------------------------
                                                     1,805,149
--------------------------------------------------------------

FRANCE-1.09%

French Treasury Bill,
  Notes, 5.75%, 11/12/98        FRF   3,500,000        617,085
--------------------------------------------------------------

GERMANY-1.29%

Bundesrepublik Deutschland,
  Bonds, 6.75%, 07/15/04        DEM     750,000        471,006
--------------------------------------------------------------
  Bonds, 6.875%, 05/12/05               400,000        252,736
--------------------------------------------------------------
                                                       723,742
--------------------------------------------------------------

ITALY-0.48%

Republic of Italy,
  Conv. Bonds, 6.50%, 06/28/01  ITL 400,000,000        273,172
--------------------------------------------------------------

NEW ZEALAND-4.73%

Federal National Mortgage
  Association,
  Notes, 7.25%, 06/20/02        NZD     750,000        469,042
--------------------------------------------------------------
New Zealand Government,
  Bonds, 8.00%, 02/15/01              1,000,000        644,440
--------------------------------------------------------------
  Bonds, 10.00%, 03/15/02             1,500,000      1,047,453
--------------------------------------------------------------
  Bonds, 8.00%, 04/15/04                750,000        500,116
--------------------------------------------------------------
                                                     2,661,051
--------------------------------------------------------------

SWEDEN-4.19%

Swedish Government,
  Bonds, 13.00%, 06/15/01       SEK   3,000,000        492,824
--------------------------------------------------------------
  Bonds, 10.25%, 05/05/03             5,000,000        797,374
--------------------------------------------------------------
  Bonds, 6.00%, 02/09/05              4,000,000        527,110
--------------------------------------------------------------
  Bonds, 6.50%, 10/25/06              4,000,000        539,527
--------------------------------------------------------------
                                                     2,356,835
--------------------------------------------------------------

UNITED KINGDOM-5.95%

Federal National Mortgage
  Association,
  Sr. Unsec. Notes, 6.875%,
  06/07/02    GBP                       350,000        585,451
--------------------------------------------------------------
United Kingdom Treasury,
  Bonds, 8.00%, 12/07/00                350,000        606,708
--------------------------------------------------------------
  Gtd. Notes, 7.00%, 11/06/01           800,000      1,354,548
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                     AMOUNT(a)       VALUE
UNITED KINGDOM-(CONTINUED)

  Bonds, 7.50%, 12/07/06        GBP     450,000   $    801,823
--------------------------------------------------------------
                                                     3,348,530
--------------------------------------------------------------
    Total Non-U.S. Dollar
      Denominated Government Bonds
      & Notes                                       11,785,564
--------------------------------------------------------------

                                       SHARES
DOMESTIC COMMON STOCK-0.03%

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-0.03%

Nextel Communications, Inc.(g)              557   $     14,621
--------------------------------------------------------------

DOMESTIC CONVERTIBLE PREFERRED STOCKS-2.16%

BANKS (REGIONAL)-0.88%

Westpac Banking Corp. STRYPES
  Trust-$3.135 Conv. Pfd.                16,000        496,000
--------------------------------------------------------------

ENTERTAINMENT-0.00%

Time Warner Inc.-Series M,
  $102.50 PIK Conv. Pfd.                      1          1,165
--------------------------------------------------------------

INSURANCE (LIFE/HEALTH)-1.08%

Conseco Inc.-$4.278 Conv. PRIDES          4,000        608,000
--------------------------------------------------------------

POWER PRODUCERS (INDEPENDENT)-0.20%

Citizens Utilities Co.-$2.50 Conv.
  Pfd.                                    2,300        109,681
--------------------------------------------------------------
    Total Domestic Convertible
      Preferred Stocks                               1,214,846
--------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY INTERESTS-2.20%

UNITED KINGDOM-2.20%

J Sainsbury PLC (Retail-Food
  Chains)(g)                            148,367      1,238,390
--------------------------------------------------------------

WARRANTS-0.09%

BROADCASTING (TELEVISION, RADIO & CABLE)-0.00%

Wireless One, Inc., expiring
  10/19/00(h)                               150              0
--------------------------------------------------------------

ELECTRICAL EQUIPMENT-0.04%

Electronic Retailing Systems,
  expiring 01/24/98(h)                      440         22,000
--------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-0.01%

MVE Inc., expiring 02/15/02(h)              100          3,000
--------------------------------------------------------------

METAL FABRICATORS-0.00%

Gulf States Steel Corp.,
  expiring 04/15/03(h)                       60            270
--------------------------------------------------------------

PERSONAL CARE-0.01%

IHF Capital Inc., expiring
  11/14/99(h)
  (acquired 11/04/94-12/07/94; cost
  $0)(d)                                     70          3,465
--------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-0.01%

Clearnet Communications Inc.,
  expiring 09/15/05(h)                      330          2,970
--------------------------------------------------------------

                                                     MARKET
WARRANTS-(CONTINUED)                   SHARES        VALUE
Orion Network Systems, Inc.,
  expiring 01/15/07(h)                      420   $      5,880
--------------------------------------------------------------
                                                         8,850
--------------------------------------------------------------

TELEPHONE-0.02%

ESAT Holdings Ltd., expiring

  02/01/07(h)
    (acquired 06/16/97; cost $0)(d)         350          1,137
--------------------------------------------------------------
Intermedia Communications Inc.,
  expiring 06/01/00(h)                      150         10,500
--------------------------------------------------------------

                                                        11,637
--------------------------------------------------------------
    Total Warrants                                      49,222
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                       AMOUNT        VALUE
U.S. TREASURY SECURITIES-1.65%

  Notes, 6.50%, 05/31/01             $  400,000   $    409,844
--------------------------------------------------------------
  Notes, 6.625%, 02/15/27               100,000        106,047
--------------------------------------------------------------
  Notes, 6.375%, 08/15/27               400,000        412,360
--------------------------------------------------------------
    Total U.S. Treasury Securities                     928,251
--------------------------------------------------------------

U.S. GOVERNMENT AGENCY
  SECURITIES-0.73%

Tennessee Valley Authority, Bonds,
  5.98%, 04/01/36                       400,000        410,280
--------------------------------------------------------------

REPURCHASE AGREEMENT(i)-2.13%

Sanwa Securities (U.S.A.) Co., L.P.
  5.73%, 11/03/97(j)                  1,201,988      1,201,988
--------------------------------------------------------------
TOTAL INVESTMENTS-97.40%                            54,823,384
--------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-2.60%                  1,463,735
--------------------------------------------------------------
NET ASSETS-100.00%                                $ 56,287,119
--------------------------------------------------------------

Notes to Schedule of Investments:

(a) Principal amount is in U.S. Dollars, except as indicated by note (f).
(b) Zero coupon bond issued at a discount. The interest rate shown represents the rate of original issue discount.
(c) Discounted bond at purchase. Interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(d) Restricted Security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors. The aggregate market value of these securities at 10/31/97 was $5,275,178 which represented 9.37% of the Fund's net assets.
(e) Issued as a unit. Each unit consists of $1,000 Sr. notes plus warrants to purchase 0.8463 shares of common stock.
(f) Foreign denominated security. Par value and coupon are denominated in currency of country indicated.
(g) Non-income producing security.
(h) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(i) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(j) Joint repurchase agreement entered into 10/31/97 with a maturing value of $200,095,500. Collateralized by $201,314,000 U.S. Government obligations, 0% to 8.875% due 11/15/97 to 08/15/27 with an aggregate market value at 10/31/97 of $204,000,545.

Abbreviations:

CAD  - Canadian Dollar                      Pfd.    - Preferred
CHF  - Swiss Franc                          PIK     - Payment in Kind
Conv. - Convertible                         PRIDES  - Preferred Redemption
Deb.  - Debentures                                    Increased Dividend Equity Securities
DEM  - German Deutschemark                  Sec.    - Secured
Disc.  - Discounted                         SEK     - Swedish Krona
FRF  - French Franc                         Sr.     - Senior
GBP  - British Pound Sterling               STRYPES - Structured Yield Product
Gtd.  - Guaranteed                                    Exchangeable for Stock
ITL  - Italian Lire                         Sub.    - Subordinated
JPY  - Japanese Yen                         Unsec.  - Unsecured
NZD  - New Zealand Dollar                   Unsub.  - Unsubordinated

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 1997

ASSETS:

Investments, at market value (cost
  $53,006,761)                                  $54,823,384
-----------------------------------------------------------
Foreign currencies, at market value (cost
  $57,610)                                           57,391
-----------------------------------------------------------
Receivables for:
  Capital stock sold                                349,669
-----------------------------------------------------------
  Dividends and interest                          1,249,220
-----------------------------------------------------------
Investment for deferred compensation plan            10,356
-----------------------------------------------------------
Other assets                                         17,042
-----------------------------------------------------------
    Total assets                                 56,507,062
-----------------------------------------------------------

LIABILITIES:

Payables for:
  Capital stock reacquired                           34,206
-----------------------------------------------------------
  Forward contracts                                  47,608
-----------------------------------------------------------
  Dividends                                          63,819
-----------------------------------------------------------
  Deferred compensation plan                         10,356
-----------------------------------------------------------
Accrued advisory fees                                 7,612
-----------------------------------------------------------
Accrued administrative service fees                   2,604
-----------------------------------------------------------
Accrued distribution fees                            34,324
-----------------------------------------------------------
Accrued transfer agent fees                           9,826
-----------------------------------------------------------
Accrued operating expenses                            9,588
-----------------------------------------------------------
    Total liabilities                               219,943
-----------------------------------------------------------

NET ASSETS APPLICABLE TO SHARES OUTSTANDING     $56,287,119
===========================================================

NET ASSETS:

  Class A                                       $30,924,029
===========================================================

  Class B                                       $25,120,996
===========================================================

  Class C                                       $   242,094
===========================================================

CAPITAL STOCK, $.001 PAR VALUE PER SHARE:

CLASS A:

  Authorized                                    200,000,000
-----------------------------------------------------------
  Outstanding                                     2,830,028
===========================================================
CLASS B:

  Authorized                                    200,000,000
-----------------------------------------------------------
  Outstanding                                     2,300,947
===========================================================
CLASS C:

  Authorized                                    200,000,000
-----------------------------------------------------------
  Outstanding                                        22,178
===========================================================
CLASS A:

  NET ASSET VALUE AND REDEMPTION PRICE PER
    SHARE                                       $     10.93
===========================================================

  OFFERING PRICE PER SHARE:
    (Net asset value of $10.93 divided
    by 95.25%)                                  $     11.48
===========================================================
CLASS B:

  NET ASSET VALUE AND OFFERING PRICE PER SHARE  $     10.92
===========================================================
CLASS C:

  NET ASSET VALUE AND OFFERING PRICE PER SHARE  $     10.92
===========================================================

STATEMENT OF OPERATIONS

For the year ended October 31, 1997

INVESTMENT INCOME:

Interest                                         $3,826,335
-----------------------------------------------------------
Dividends                                            31,675
-----------------------------------------------------------
      Total investment income                     3,858,010
-----------------------------------------------------------

EXPENSES:
Advisory fees                                       346,653
-----------------------------------------------------------
Administrative service fees                          74,031
-----------------------------------------------------------
Directors' fees                                       8,735
-----------------------------------------------------------
Distribution fees-Class A                           137,912
-----------------------------------------------------------
Distribution fees-Class B                           219,155
-----------------------------------------------------------
Distribution fees-Class C                               240
-----------------------------------------------------------
Custodian fees                                       25,984
-----------------------------------------------------------
Transfer agent fees-Class A                          62,912
-----------------------------------------------------------
Transfer agent fees-Class B                          54,149
-----------------------------------------------------------
Transfer agent fees-Class C                              59
-----------------------------------------------------------
Other                                               103,320
-----------------------------------------------------------
      Total expenses                              1,033,150
-----------------------------------------------------------
Less: Fees waived by advisor                       (302,278)
-----------------------------------------------------------
    Expenses paid indirectly                         (2,232)
-----------------------------------------------------------
      Net expenses                                  728,640
-----------------------------------------------------------
Net investment income                             3,129,370
-----------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES, FOREIGN CURRENCIES AND
  FORWARD CURRENCY CONTRACTS:

Net realized gain (loss) on sales of:
  Investment securities                             109,553
-----------------------------------------------------------
  Foreign currencies                               (101,917)
-----------------------------------------------------------
  Forward currency contracts                        389,609
-----------------------------------------------------------
                                                    397,245
-----------------------------------------------------------
Net unrealized appreciation (depreciation) of:
  Investment securities                             884,081
-----------------------------------------------------------
  Foreign currencies                                 (1,291)
-----------------------------------------------------------
  Forward currency contracts                        (88,451)
-----------------------------------------------------------
                                                    794,339
-----------------------------------------------------------
  Net gain from investment securities, foreign
    currencies and forward currency contracts.    1,191,584
-----------------------------------------------------------
Net increase in net assets resulting from
  operations                                     $4,320,954
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 1997 and 1996

                                                                 1997            1996
                                                              -----------    ------------
OPERATIONS:

  Net investment income                                       $ 3,129,370    $  1,844,305
-----------------------------------------------------------------------------------------
  Net realized gain on sales of investment securities,
    foreign currencies and forward currency contracts             397,245         418,371
-----------------------------------------------------------------------------------------
  Net unrealized appreciation of investment securities,
    foreign currencies and forward currency contracts             794,339         543,300
-----------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations        4,320,954       2,805,976
-----------------------------------------------------------------------------------------
Dividends to shareholders from net investment income:
  Class A                                                      (1,835,866)     (1,175,361)
-----------------------------------------------------------------------------------------
  Class B                                                      (1,337,369)       (705,239)
-----------------------------------------------------------------------------------------
  Class C                                                            (767)             --
-----------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains on
  investment securities:
  Class A                                                        (311,081)       (122,866)
-----------------------------------------------------------------------------------------
  Class B                                                        (242,850)        (57,565)
-----------------------------------------------------------------------------------------
  Class C                                                            (605)             --
-----------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       8,692,165      11,543,105
-----------------------------------------------------------------------------------------
  Class B                                                       8,049,066      12,214,514
-----------------------------------------------------------------------------------------
  Class C                                                         239,702
-----------------------------------------------------------------------------------------
    Net increase in net assets                                 17,573,349      24,502,564
-----------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          38,713,770      14,211,206
-----------------------------------------------------------------------------------------
  End of period                                               $56,287,119    $ 38,713,770
=========================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $54,262,086    $ 37,281,153
-----------------------------------------------------------------------------------------
  Undistributed net investment income                             (10,921)        123,655
-----------------------------------------------------------------------------------------
  Undistributed net realized gain on sales of investment
    securities, foreign currencies and forward currency
    contracts                                                     263,067         330,414
-----------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies and forward currency contracts                   1,772,887         978,548
-----------------------------------------------------------------------------------------
                                                              $56,287,119    $ 38,713,770
=========================================================================================

NOTES TO FINANCIAL STATEMENTS

October 31, 1997

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Global Income Fund (the "Fund") is an investment portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company consisting of four operating series portfolios: AIM Global Income Fund, AIM Global Aggressive Growth Fund, AIM Global Growth Fund and AIM International Equity Fund. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares are sold with a contingent deferred sales charge. Class C shares commenced sales on August 4, 1997. Matters affecting each portfolio or class are voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in the financial statements pertains only to the Fund. The Fund's investment objective is to provide high current income.
  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. Security Valuations-Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Investment securities for which prices are not provided by the pricing service and which are listed or traded on an exchange (except convertible bonds) are valued at the last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, at the mean between the closing bid and asked prices on that day unless the Board of Directors, or persons designated by the Board of Directors, determines that the over-the-counter quotations more closely reflect the current market value of the security. Securities traded in the over-the-counter market, except (i) securities priced by the pricing service, (ii) securities for which representative exchange prices are available, and (iii) securities reported in the NASDAQ National Market System, are valued at the mean between representative last bid and asked prices obtained from an electronic quotation reporting system, if such prices are available, or from established market makers. Each security reported in the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean between the closing bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in accordance with methods which are specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities, as well as corporate bonds and U.S. Government securities, is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of a Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which would not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities and exchange rates occur during such period, then these securities and exchange rates will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Foreign Currency Translations-Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
C. Foreign Currency Contracts-A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

    Outstanding contracts at October 31, 1997 were as follows:

                                                            UNREALIZED
  SETTLEMENT                                CONTRACT TO    APPRECIATION
     DATE        DELIVER         VALUE        RECEIVE     (DEPRECIATION)
  ----------  -------------   -----------   -----------   --------------
  11/18/97    NZD 3,580,000   $ 2,229,087   $ 2,279,923      $ 50,836
  11/20/97    DEM 1,400,000       812,843       763,734       (49,109)
  12/05/97    JPY 41,000,000      340,690       352,536        11,846
  12/10/97    CHF   300,000       215,180       204,026       (11,154)
  12/19/97    NZD 1,000,000       623,387       633,000         9,613
  01/14/97     DEM  570,000       332,383       327,210        (5,173)
  01/28/98    DEM 1,850,000     1,079,618     1,046,380       (33,238)
  01/29/98    SEK 18,000,000    2,410,316     2,420,005         9,689
  01/30/98    GBP 1,200,000     2,035,398     2,004,480       (30,918)
                              -----------   -----------      --------
                              $10,078,902   $10,031,294      $(47,608)
                              ===========   ===========      ========

D. Securities Transactions, Investment Income and Distributions-Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. It is the policy of the Fund to declare daily dividends from net investment income. Such dividends are paid annually. On October 31, 1997, undistributed net investment income was decreased by $89,944 and undistributed net realized gains increased by $89,944 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
E. Federal Income Taxes-The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
F. Expenses-Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated between the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.70% of the first $1 billion of the Fund's average daily net assets, plus 0.65% of the Fund's average daily net assets in excess of $1 billion. During the year ended October 31, 1997, AIM waived fees of $302,278.
  The Fund, pursuant to a master administrative services agreement, has agreed to reimburse AIM for administrative costs incurred in providing accounting services to the Fund. During the year ended October 31, 1997, AIM was reimbursed $74,031 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency services to the Fund. During the year ended October 31, 1997, the Fund paid AFS $72,578 for such services.
  The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor of the Class A, Class B and Class C shares of the Fund. The Company has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares (the "Class A Plan"), the Fund's Class B shares (the "Class B Plan"), and the Fund's Class C shares (the "Class C Plan") (collectively, the "Plans"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.50% of the average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The Plan is designed to compensate AIM Distributors for certain promotional and other sales related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A or Class C shares of the Fund. The Fund, pursuant to the Class B Plan, pays AIM Distributors at an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of this amount, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee under such Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by the respective classes. AIM Distributors may, from time to time, assign, transfer or pledge to one or more designees, its rights to all or a designated portion of (a) compensation received by AIM Distributors from the Fund pursuant to the Class B Plan (but not AIM Distributors' duties and obligations pursuant to the Class B Plan) and (b) any contingent deferred sales charges received by AIM Distributors related to the Class B shares. During the year ended October 31, 1997 for the Class A shares and Class B shares and the period August 4, 1997 (date sales commenced) through October 31, 1997, the Class C shares paid AIM Distributors $137,912, $219,155 and $240, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $59,763 from sales of the Class A shares of the Fund during the year ended October 31, 1997. Such commissions are not an expense of the Fund. They are deducted from, and are not included in the proceeds from sales of Class A shares. During the year ended October 31, 1997, AIM Distributors received commissions of $3,397 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended October 31, 1997, the Fund incurred legal fees of $3,931 for services rendered by the law firm of Kramer, Levin, Naftalis, & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

AIM has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses related to pricing services used by the Fund which reduced the Fund's expenses by $190 during the year ended October 31, 1997. The Fund also received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $649 and $1,393, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $2,232 during the year ended October 31, 1997.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on July 15, 1997, the Fund was limited to borrowing up to the lessor of (i) $325,000,000 or (ii) the limit set by its prospectus for borrowings. During the year ended October 31, 1997, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 1997 was $45,325,570 and $28,881,069, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities as of October 31, 1997, is as follows:

Aggregate unrealized appreciation of
  investment securities                    $ 2,907,693
------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                     (1,091,792)
------------------------------------------------------
Net unrealized appreciation
  (depreciation) of investment securities  $ 1,815,901
======================================================
Cost of investments for tax purposes is $53,007,483.

NOTE 7-CAPITAL STOCK

Changes in the Fund's capital stock outstanding during the year ended October 31, 1997 and 1996 were as follows:

                                                                        1997                      1996
                                                              ------------------------   -----------------------
                                                                SHARES       AMOUNT       SHARES       AMOUNT
                                                              ----------   -----------   ---------   -----------
Sold:
  Class A                                                      1,677,097   $17,985,938   1,609,644   $17,019,341
----------------------------------------------------------------------------------------------------------------
  Class B                                                      1,244,806    13,337,043   1,313,279    13,876,204
----------------------------------------------------------------------------------------------------------------
  Class C*                                                        23,915       258,631          --            --
----------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A                                                        168,472     1,809,673      92,969       985,383
----------------------------------------------------------------------------------------------------------------
  Class B                                                        118,888     1,275,952      58,431       618,362
----------------------------------------------------------------------------------------------------------------
  Class C*                                                            71           779          --            --
----------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                     (1,035,690)  (11,103,446)   (613,922)   (6,461,619)
----------------------------------------------------------------------------------------------------------------
  Class B                                                       (610,857)   (6,563,929)   (215,814)   (2,280,052)
----------------------------------------------------------------------------------------------------------------
  Class C*                                                        (1,808)      (19,708)         --            --
----------------------------------------------------------------------------------------------------------------
                                                               1,584,894   $16,980,933   2,244,587   $23,757,619
================================================================================================================

* Class C Shares commenced sales on August 4, 1997.

NOTE 8-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A capital stock and a share of Class B capital stock outstanding during each of the years in the three-year period ended October 31, 1997 and the period September 15, 1994 (dates operations commenced) through October 31, 1994 and for a share of Class C capital stock outstanding during the period August 4, 1997 (date sales commenced) through October 31, 1997.

                                                                 1997         1996        1995        1994
                                                              ----------     -------     -------     ------
CLASS A:

Net asset value, beginning of period                           $ 10.85        $10.74      $10.02     $10.00
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.72          0.79(a)     0.79       0.08
-----------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.21          0.25        0.75       0.01
-----------------------------------------------------------------------------------------------------------
      Total from investment operations                            0.93          1.04        1.54       0.09
-----------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from investment income                               (0.72)        (0.81)      (0.82)     (0.07)
-----------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.13)        (0.12)         --         --
-----------------------------------------------------------------------------------------------------------
      Total distributions                                        (0.85)        (0.93)      (0.82)     (0.07)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $ 10.93        $10.85      $10.74     $10.02
===========================================================================================================
Total return(b)                                                   9.05%        10.22%      16.07%      0.93%
===========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $30,924       $21,926     $10,004     $2,661
===========================================================================================================
Ratio of expenses to average net assets(c)                        1.25%(d)(e)   1.25%       1.25%      1.25%(f)
===========================================================================================================
Ratio of net investment income to average net assets(g)           6.54%(d)      7.27%       7.38%      6.01%(f)
===========================================================================================================
Portfolio turnover rate                                            61%           83%        128%         6%
===========================================================================================================

(a) Calculated using average shares outstanding.

(b) Does not deduct sales charges and for periods less than one year, total returns are not annualized.

(c) After fee waivers and/or expense reimbursements. The ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.86%, 2.02%, 3.03% and 5.61% (annualized) for the periods 1997-1994, respectively.

(d) Ratios are based on average net assets of $27,582,444.

(e) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been 1.24%.

(f) Annualized.

(g) After fee waivers and/or expense reimbursements. The ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 5.93%, 6.51%, 5.59% and 1.65% (annualized) for the periods 1997-1994, respectively.

                                                                 1997        1996       1995      1994
                                                              ----------    -------    ------    ------
CLASS B:

Net asset value, beginning of period                           $ 10.84       $10.73    $10.01    $10.00
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.67         0.74(a)   0.74      0.07
-------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.21         0.24      0.75      0.01
-------------------------------------------------------------------------------------------------------
      Total from investment operations                            0.88         0.98      1.49      0.08
-------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from investment income                               (0.67)       (0.75)    (0.77)    (0.07)
-------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.13)       (0.12)       --        --
-------------------------------------------------------------------------------------------------------
      Total distributions                                        (0.80)       (0.87)    (0.77)    (0.07)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $ 10.92       $10.84    $10.73    $10.01
=======================================================================================================
Total return(b)                                                   8.48%        9.66%    15.56%     0.79%
=======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $25,121      $16,787    $4,207      $362
=======================================================================================================
Ratio of expenses to average net assets(c)                        1.76%(d)(e)  1.75%     1.74%     1.73%(f)
=======================================================================================================
Ratio of net investment income to average net assets(g)           6.03%(d)     6.77%     6.88%     3.59%(f)
=======================================================================================================
Portfolio turnover rate                                             61%          83%      128%        6%
=======================================================================================================

(a) Calculated using average shares outstanding.

(b) Does not deduct sales charges and for periods less than one year, total returns are not annualized.

(c) After fee waivers and/or expense reimbursements. The ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 2.37%, 2.53%, 3.57% and 22.09% (annualized) for the periods 1997-1994, respectively.

(d) Ratios are based on average net assets of $21,915,481.

(e) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have remained the same.

(f) Annualized.

(g) After fee waivers and/or expense reimbursements. The ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were 5.42%, 6.00%, 5.05% and (16.77)% (annualized) for the periods 1997-1994, respectively.

                                                                 1997
CLASS C:                                                      ----------
Net asset value, beginning of period                            $10.76
------------------------------------------------------------    ------
Income from investment operations:
   Net investment income                                          0.15(a)
------------------------------------------------------------    ------
   Net gains on securities (both realized and unrealized)         0.17
------------------------------------------------------------    ------
       Total from investment operations                           0.32
------------------------------------------------------------    ------
Less distributions:
   Dividends from net investment income                          (0.13)
------------------------------------------------------------    ------
   Distributions from net realized gains                         (0.03)
------------------------------------------------------------    ------
       Total distributions                                       (0.16)
------------------------------------------------------------    ------
Net asset value, end of period                                  $10.92
============================================================    ======
Total return(b)                                                   2.99%
============================================================    ======
Ratios/supplement data:
Net assets, end of period (000s omitted)                        $  242
============================================================    ======
Ratio of expenses to average net assets(c)                        1.76%(e)(d)
============================================================    ======
Ratio of net investment income (loss) to average net
assets(f)                                                        6.03%(c)(d)
============================================================    ======
Portfolio turnover rate                                             61%
============================================================    ======

(a) Calculated using average shares outstanding.

(b) Does not deduct sales charges and periods for less than one year, total returns are not annualized.

(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.37% (annualized).

(d) Ratios are annualized and based on average net assets of $98,262.

(e) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have remained the same.

(f) After fee waivers and/or expense reimbursements. Ratio of net investment income to average net assets prior to fee waivers and/or expense reimbursements was 5.42% (annualized).

                       INDEPENDENT AUDITORS' REPORT

                       To the Board of Directors and Shareholders of AIM International Funds, Inc.:

                       We have audited the accompanying statement of assets and liabilities of AIM International Equity Fund (a portfolio of AIM International Funds, Inc.), including the schedule of investments, as of October 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years and periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
                         We conducted our audits in accordance with generally
                       accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                         In our opinion, the financial statements and financial
                       highlights referred to above present fairly, in all material respects, the financial position of AIM International Equity Fund as of October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years and periods in the five-year period then ended, in conformity with generally accepted accounting principles.

                                                    KPMG Peat Marwick LLP

                       Houston, Texas
                       December 5, 1997

SCHEDULE OF INVESTMENTS

October 31, 1997

                                                    MARKET
                                    SHARES           VALUE
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-91.55%

ARGENTINA-2.07%

Banco de Galicia y Buenos Aires
  S.A. de C.V.-ADR
  (Banks-Regional)                    354,880   $     8,600,295
---------------------------------------------------------------
Banco Rio de La Plata S.A.
  (Banks-Money Center)(a)             415,000         4,357,500
---------------------------------------------------------------
Perez Companc S.A.-Class B (Oil
  & Gas-Refining & Marketing)       1,763,181        11,044,194
---------------------------------------------------------------
Telefonica de Argentina S.A.-ADR
  (Telephone)                         240,600         6,766,875
---------------------------------------------------------------
YPF Sociedad Anonima-ADR (Oil-
  International Integrated)           508,200        16,262,400
---------------------------------------------------------------
                                                     47,031,264
---------------------------------------------------------------

AUSTRALIA-1.22%

Boral Ltd. (Engineering &
  Construction)                     4,080,000        10,731,032
---------------------------------------------------------------
Coca-Cola Amatil Ltd.
  (Beverages-Non-Alcoholic)           813,536         6,121,675
---------------------------------------------------------------
QBE Insurance Group Ltd.
  (Insurance-Property-Casualty)     1,870,277         8,746,561
---------------------------------------------------------------
QBE Insurance Group Ltd.-Bonus
  Shares
  (Insurance-Property-Casualty)       467,569         2,130,741
---------------------------------------------------------------
                                                     27,730,009
---------------------------------------------------------------

AUSTRIA-0.77%

OMV A.G. (Oil & Gas-Refining &
  Marketing)                           66,000         9,383,113
---------------------------------------------------------------
VA Technologie A.G. (Engineering
  & Construction)                      45,700         8,109,128
---------------------------------------------------------------
                                                     17,492,241
---------------------------------------------------------------

BELGIUM-1.17%

Barco Industries (Manufacturing-
  Diversified)                         41,000         7,909,040
---------------------------------------------------------------
Colruyt S.A. (Retail-Food
  Chains)                              14,600         7,832,442
---------------------------------------------------------------
UCB S.A.
  (Manufacturing-Diversified)           3,100        10,711,631
---------------------------------------------------------------
                                                     26,453,113
---------------------------------------------------------------

BRAZIL-1.97%

Companhia Energetica de Minas
  Gerais (Electric Companies)         173,000         6,904,622
---------------------------------------------------------------
Petroleo Brasileiro
  S.A.-Petrobras - Preferred
  (Oil & Gas-Exploration &
  Production)                          30,271         5,628,951
---------------------------------------------------------------
Telecomunicacoes Brasileiras
  S.A.-Telebras-ADR (Telephone)       124,500        12,636,750
---------------------------------------------------------------
Telecomunicacoes de Sao Paulo
  S.A.-TELESP-Preferred
  (Telephone)                          39,000        10,188,217
---------------------------------------------------------------
Uniao de Bancos Brasileiros
  S.A.-GDR (Banks-Regional)(a)        343,000         9,346,750
---------------------------------------------------------------
                                                     44,705,290
---------------------------------------------------------------

CANADA-2.86%

Bank of Montreal (Banks-Money
  Center)                             118,000         5,094,760
---------------------------------------------------------------
Canadian National Railway Co.
  (Railroads)                         170,000         9,169,375
---------------------------------------------------------------
Canadian Natural Resources Ltd.
  (Oil & Gas-Exploration &
  Production)(a)                      335,000         9,745,627
---------------------------------------------------------------
Canadian Pacific, Ltd.
  (Railroads)                         307,000         9,152,438
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE

CANADA-(CONTINUED)

Magna International, Inc.-Class
  A (Machinery-Diversified)           101,900   $     6,716,933
---------------------------------------------------------------
Northern Telecom Ltd.
  (Communications Equipment)          124,700        11,184,031
---------------------------------------------------------------
Suncor, Inc. (Oil-International
  Integrated)                         380,000        13,683,613
---------------------------------------------------------------
                                                     64,746,777
---------------------------------------------------------------

CHILE-0.65%

Cia. de Telecomunicaciones de
  Chile S.A.-ADR (Telephone)          263,925         7,323,919
---------------------------------------------------------------
Quinenco S.A.-ADR (Financial-
  Diversified)(a)                     513,900         7,515,788
---------------------------------------------------------------
                                                     14,839,707
---------------------------------------------------------------

DENMARK-0.84%

Novo Nordisk A/S-Class B (Health
  Care/Drugs-Generic & Other)         176,600        19,113,428
---------------------------------------------------------------

FINLAND-0.78%

Enso Oy (Paper & Forest
  Products)                           560,000         5,315,034
---------------------------------------------------------------
Nokia Oy A.B.-Class A
  (Telecommunications-
   Cellular/Wireless)                 141,000        12,319,528
---------------------------------------------------------------
                                                     17,634,562
---------------------------------------------------------------

FRANCE-11.74%

Accor S.A. (Lodging-Hotels)            63,200        11,767,312
---------------------------------------------------------------
Alcatel Alsthom
  (Manufacturing-Diversified)         160,000        19,305,681
---------------------------------------------------------------
AXA S.A. (Insurance-Multi-Line)       132,000         9,039,137
---------------------------------------------------------------
Banque Nationale de Paris
  (Banks-Major Regional)              250,000        11,051,879
---------------------------------------------------------------
Cap Gemini Sogeti S.A.
  (Computers-Software &
  Services)                           162,000        12,862,827
---------------------------------------------------------------
Carrefour Supermarche S.A.
  (Retail-Food Chains)                  7,500         3,913,665
---------------------------------------------------------------
Compagnie Francaise d'Etudes et
  de Construction Technip (Oil &
  Gas-Refining & Marketing)            86,000         9,109,522
---------------------------------------------------------------
Elf Aquitaine S.A. (Oil &
  Gas-Refining & Marketing)           180,500        22,342,477
---------------------------------------------------------------
Essilor International
  (Manufacturing-Specialized)          24,940         6,658,449
---------------------------------------------------------------
Etablissements Economiques du
  Casino Guichard-Perrachon
  (Retail-Food Chains)                195,000        10,817,839
---------------------------------------------------------------
Lafarge S.A. (Engineering &
  Construction)                       138,500         8,653,474
---------------------------------------------------------------
Legrand S.A. (Housewares)              30,500         5,678,845
---------------------------------------------------------------
Pinault-Printemps-Redoute S.A.
  (Retail-General Merchandise)         34,800        15,915,122
---------------------------------------------------------------
Promodes (Retail-Food Chains)          28,000         9,116,110
---------------------------------------------------------------
Renault S.A. (Automobiles)(a)         465,000        12,938,500
---------------------------------------------------------------
Renault S.A. (Automobiles)
  (Acquired 07/31/97; cost
  $5,810,539)(a)(b)                   210,000         5,843,193
---------------------------------------------------------------
Rexel S.A. (Distributors-Food &
  Health)                              23,200         6,153,686
---------------------------------------------------------------
Rhone-Poulenc-Class A
  (Chemicals-Diversified)             270,000        11,772,201
---------------------------------------------------------------
Schneider S.A. (Housewares)           160,000         8,543,319
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE

FRANCE-(CONTINUED)

Societe BIC S.A. (Office
  Equipment & Supplies)               222,000   $    15,186,790
---------------------------------------------------------------
Societe Generale (Banks-Major
  Regional)                           177,000        24,241,321
---------------------------------------------------------------
Sodexho S.A.
  (Services-Commercial &
  Consumer)                             9,200         4,588,636
---------------------------------------------------------------
Total S.A.-Class B (Oil &
  Gas-Refining & Marketing)           111,000        12,315,694
---------------------------------------------------------------
Valeo S.A. (Automobile Parts &
  Equipment)                          128,500         8,570,008
---------------------------------------------------------------
                                                    266,385,687
---------------------------------------------------------------

GERMANY-5.81%

Adidas A.G. (Footwear)                 42,000         6,084,129
---------------------------------------------------------------
Adidas A.G. (Footwear) (Acquired
  04/11/97; cost $8,533,263)(b)        81,000        11,733,678
---------------------------------------------------------------
Allianz A.G.
  (Insurance-Multi-Line)               23,500         5,239,353
---------------------------------------------------------------
Bayerische Vereinsbank A.G.
  (Banks-Major Regional)              187,000        10,857,259
---------------------------------------------------------------
Commerzbank A.G. (Banks-Major
  Regional)                           295,000        10,019,740
---------------------------------------------------------------
Continental A.G. (Automobile
  Parts & Equipment)                  285,000         6,800,883
---------------------------------------------------------------
Deutsche Bank A.G. (Banks-Major
  Regional)                           170,500        11,166,372
---------------------------------------------------------------
Dresdner Bank A.G. (Banks-Major
  Regional)                           240,000         9,823,787
---------------------------------------------------------------
Henkel KGaA
  (Chemicals-Diversified)             105,000         5,456,208
---------------------------------------------------------------
Mannesmann A.G.
  (Machinery-Diversified)              24,250        10,249,949
---------------------------------------------------------------
Merck KGaA (Health
  Care/Drugs-Generic & Other)         290,000        10,759,137
---------------------------------------------------------------
SAP A.G. (Computers-Software &
  Services)                            27,000         7,751,909
---------------------------------------------------------------
SAP A.G.-Preferred
  (Computers-Software &
  Services)                            27,000         8,049,758
---------------------------------------------------------------
Schering A.G. (Health
  Care/Drugs-Generic & Other)          94,000         9,119,749
---------------------------------------------------------------
VEBA A.G.
  (Manufacturing-Diversified)         155,000         8,648,358
---------------------------------------------------------------
                                                    131,760,269
---------------------------------------------------------------

HONG KONG-4.14%

Asia Satellite
  Telecommunications Holdings
  Ltd. (Telecommunications-
  Cellular/Wireless)                1,000,000         2,405,743
---------------------------------------------------------------
Asia Satellite
  Telecommunications Holdings
  Ltd.-ADR (Telecommunications-
  Cellular/Wireless)                  174,500         4,078,938
---------------------------------------------------------------
Cheung Kong (Holdings) Ltd.
  (Land Development)                  904,000         6,284,680
---------------------------------------------------------------
China Telecom Ltd.-ADR
  (Telecommunications-Cellular &
  Wireless)(a)                        179,700         5,817,788
---------------------------------------------------------------
Cosco Pacific Ltd.
  (Financial-Diversified)           9,772,000        11,375,283
---------------------------------------------------------------
First Pacific Co. Ltd.
  (Distributors-Food & Health)     11,493,908         7,247,339
---------------------------------------------------------------
Hong Kong & China Gas Co. Ltd.
  (Natural Gas)                     9,280,960        17,525,967
---------------------------------------------------------------
HSBC Holdings PLC (Banks-Major
  Regional)                           490,000        11,090,991
---------------------------------------------------------------
Hutchison Whampoa Ltd.
  (Retail-Food Chains)              2,552,000        17,659,186
---------------------------------------------------------------
New World Infrastructure Ltd.
  (Services-Commercial &
  Consumer)(a)                      2,968,400         5,874,218
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE

HONG KONG-(CONTINUED)

Sun Hung Kai Properties Ltd.
  (Land Development)                  628,100   $     4,630,628
---------------------------------------------------------------
                                                     93,990,761
---------------------------------------------------------------

INDONESIA-0.39%

Gulf Indonesia Resources Ltd.
  (Oil-International
  Integrated)(a)                      250,000         5,250,000
---------------------------------------------------------------
PT Indosat (Telephone)                933,000         2,102,809
---------------------------------------------------------------
PT Indosat-ADR (Telephone)             63,500         1,504,156
---------------------------------------------------------------
                                                      8,856,965
---------------------------------------------------------------

IRELAND-0.35%

Elan Corp. PLC-ADR (Health
  Care/Drugs-Generic & Other)(a)      158,800         7,920,150
---------------------------------------------------------------

ISRAEL-0.38%

Teva Pharmaceutical Industries
  Ltd.-ADR (Health
  Care/Drugs-Generic & Other)         186,800         8,732,900
---------------------------------------------------------------

ITALY-3.92%

Assicurazioni Generali
  (Insurance-Multi-Line)              508,500        11,353,396
---------------------------------------------------------------
Credito Italiano S.p.A.
  (Banks-Major Regional)            6,200,000        16,596,810
---------------------------------------------------------------
Ente Nazionale Idrocarburi
  S.p.A. (Oil & Gas-Refining &
  Marketing)                        2,050,000        11,586,799
---------------------------------------------------------------
Fiat S.p.A. (Automobiles)           3,300,000        10,469,167
---------------------------------------------------------------
Istituto Mobiliare Italiano
  S.p.A. (Banks-Major Regional)       825,000         7,467,395
---------------------------------------------------------------
Telecom Italia Mobile S.p.A.
  (Telecommunications-
   Cellular/Wireless)               3,800,000        14,028,352
---------------------------------------------------------------
Telecom Italia S.p.A.
  (Telephone)                       2,777,777        17,375,463
---------------------------------------------------------------
                                                     88,877,382
---------------------------------------------------------------

JAPAN-14.52%

Advantest Corp. (Electronics-
  Instrumentation)                    249,700        20,644,080
---------------------------------------------------------------
Bridgestone Corp. (Automobile
  Parts & Equipment)                  477,000        10,304,944
---------------------------------------------------------------
Canon, Inc. (Office Equipment &
  Supplies)                           797,000        19,337,266
---------------------------------------------------------------
Denso Corp. (Automobile Parts &
  Equipment)                          370,000         7,993,353
---------------------------------------------------------------
Fuji Photo Film Co. (Leisure
  Time-Products)                      530,000        19,200,665
---------------------------------------------------------------
Hitachi Cable, Ltd. (Metal
  Fabricators)                      1,254,000         8,335,688
---------------------------------------------------------------
Honda Motor Co., Ltd.
  (Automobiles)                       610,000        20,527,628
---------------------------------------------------------------
Hoya
Corp.(Manufacturing-Specialized)      236,000         8,196,759
---------------------------------------------------------------
Ibiden Co., Ltd.
  (Electronics-Component
  Distributors)                     1,205,000        20,024,927
---------------------------------------------------------------
Kyocera
  Corp.(Electronics-Component
  Distributors)                        71,000         4,064,728
---------------------------------------------------------------
Matsushita Electric Industrial
  Co. Ltd. (Electrical
  Equipment)                          569,000         9,550,312
---------------------------------------------------------------
Minebea Co. Ltd.
  (Electronics-Component
  Distributors)                     1,614,000        16,093,062
---------------------------------------------------------------
Murata Manufacturing Co., Ltd.
  (Electronics-Component
  Distributors)                       326,000        13,218,779
---------------------------------------------------------------
Nippon Telegraph & Telephone
  Corp. (Telephone)                    23,200        19,662,651
---------------------------------------------------------------
Nippon Television Network
  (Broadcasting-Television,
  Radio & Cable)                       26,530         9,434,848
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE

JAPAN-(CONTINUED)

NTT Data Communications Systems Co.
  (Computers-Software &
  Services)                             4,500   $    21,499,792
---------------------------------------------------------------
Ricoh Corp. Ltd. (Office
  Equipment & Supplies)             1,095,000        14,102,617
---------------------------------------------------------------
Rohm Co. (Electronics-Component
  Distributors)                       209,000        20,665,559
---------------------------------------------------------------
SMC Corp.(Machinery-Diversified)      100,000         8,641,462
---------------------------------------------------------------
Sony Corp.
  (Electronics-Component
  Distributors)                       234,000        19,423,847
---------------------------------------------------------------
TDK Corp. (Electrical Equipment)      244,000        20,233,652
---------------------------------------------------------------
Tokyo Electron Ltd.
  (Electronics-Semiconductors)        367,100        18,301,620
---------------------------------------------------------------
                                                    329,458,239
---------------------------------------------------------------

MEXICO-4.13%

Cifra S.A. de C.V.
  (Retail-General Merchandise)      5,637,000         9,747,943
---------------------------------------------------------------
Coca-Cola Femsa S.A.-ADR
  (Beverages-Non-Alcoholic)           320,500        13,841,594
---------------------------------------------------------------
Fomento Economico Mexicano, S.A.
  de C.V.-Class B
  (Beverages-Alcoholic)             2,350,050        16,535,832
---------------------------------------------------------------
Grupo Industrial Maseca S.A. de
  CV- Class B (Foods)               6,469,600         6,249,703
---------------------------------------------------------------
Grupo Televisa S.A.-GDR
  (Entertainment)(a)                  374,200        11,600,200
---------------------------------------------------------------
Kimberly-Clark de Mexico, S.A.
  de C.V.-Class A (Paper &
  Forest Products)                  3,260,000        14,288,014
---------------------------------------------------------------
Panamerican Beverages,
  Inc.-Class A
  (Beverages-Non-Alcoholic)           609,200        18,885,200
---------------------------------------------------------------
TV Azteca, S.A. de C.V.-ADR
  (Broadcasting-Television,
  Radio & Cable)(a)                   136,200         2,604,825
---------------------------------------------------------------
                                                     93,753,311
---------------------------------------------------------------

NETHERLANDS-6.57%

Akzo Nobel N.V.
  (Chemicals-Diversified)              75,000        13,215,297
---------------------------------------------------------------
ASM Lithography Holding N.V.
  (Machinery-Diversified)(a)           65,000         4,720,577
---------------------------------------------------------------
CMG PLC (Computers-Software &
  Services)                           357,800         8,422,076
---------------------------------------------------------------
Getronics N.V.
  (Computers-Software &
  Services)                           292,000         9,640,587
---------------------------------------------------------------
Koninklijke Ahold N.V.
  (Retail-Food Chains)                426,000        10,905,073
---------------------------------------------------------------
Koninklijke Nutricia Verenigde
  Bedrijven N.V. (Foods)              153,000         4,373,680
---------------------------------------------------------------
Koninklijke Pakhoed N.V.
  (Shipping)                          323,000        10,580,891
---------------------------------------------------------------
Oce-Van Der Grinten N.V. (Office
  Equipment & Supplies)                60,000         6,845,223
---------------------------------------------------------------
Philips Electronics N.V.
  (Household Furniture &
  Appliances)                         358,000        28,027,814
---------------------------------------------------------------
Randstad Holdings N.V.
  (Services-Commercial &
  Consumer)                           257,500        10,278,779
---------------------------------------------------------------
Royal Dutch Petroleum Co. (Oil-
  International Integrated)           178,000         9,415,710
---------------------------------------------------------------
Stork N.V.
  (Manufacturing-Diversified)         135,000         5,840,845
---------------------------------------------------------------
Vendex International N.V.
  (Retail-General Merchandise)        215,000        11,738,347
---------------------------------------------------------------
VNU-Verenigde Nederlandse
  Uitgeversbedrijven Verenigd
  Bezit (Publishing)                  332,000         7,866,083
---------------------------------------------------------------
Wolters Kluwer N.V. (Specialty
  Printing)                            58,000         7,121,916
---------------------------------------------------------------
                                                    148,992,898
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE

NORWAY-0.65%

Petroleum Geo-Services A.S.A.
  (Oil-International
  Integrated)(a)                      215,000   $    14,821,423
---------------------------------------------------------------

PHILIPPINES-0.44%

Metro Pacific Corp.
  (Manufacturing-Diversified)      45,013,850         2,996,691
---------------------------------------------------------------
Philippine Long Distance
  Telephone Co. (Telephone)           168,960         4,170,381
---------------------------------------------------------------
Philippine Long Distance
  Telephone Co.- ADR (Telephone)      119,200         2,890,600
---------------------------------------------------------------
                                                     10,057,672
---------------------------------------------------------------

PORTUGAL-1.14%

Electricidade de Portugal,
  S.A.-ADR (Electric
  Companies)(a)                       140,800         4,919,200
---------------------------------------------------------------
Portugal Telecom S.A.
  (Telephone)                         510,000        20,924,936
---------------------------------------------------------------
                                                     25,844,136
---------------------------------------------------------------

SINGAPORE-0.87%

City Developments Ltd. (Land
  Development)                      1,600,000         6,704,762
---------------------------------------------------------------
DBS Land Ltd. (Land Development)    4,096,000         6,969,702
---------------------------------------------------------------
Overseas Union Bank Ltd.
  (Banks-Major Regional)            1,846,800         6,156,000
---------------------------------------------------------------
                                                     19,830,464
---------------------------------------------------------------

SPAIN-2.00%

Banco Bilbao Vizcaya, S.A.
  (Banks-Major Regional)              432,000        11,552,073
---------------------------------------------------------------
Endesa S.A. (Electric Companies)      501,000         9,436,585
---------------------------------------------------------------
Iberdrola S.A. (Electric
  Companies)                          745,000         8,911,116
---------------------------------------------------------------
Telefonica de Espana (Telephone)      565,000        15,419,330
---------------------------------------------------------------
                                                     45,319,104
---------------------------------------------------------------

SWEDEN-2.75%

Electrolux A.B. (Household
  Furniture & Appliances)             290,900        24,080,161
---------------------------------------------------------------
Hennes & Mauritz A.B.-Class B
  (Retail/Specialty-Apparel)          370,000        15,141,057
---------------------------------------------------------------
Sparbanken Sverige A.B.-Class A
  (Banks-Major Regional)              530,000        12,029,533
---------------------------------------------------------------
Telefonaktiebolaget LM
  Ericsson-ADR (Communications
  Equipment)                          250,000        11,062,500
---------------------------------------------------------------
                                                     62,313,251
---------------------------------------------------------------

SWITZERLAND-4.23%

Adecco S.A. (Services-Commercial
  & Consumer)                          30,000         9,534,012
---------------------------------------------------------------
Ciba Specialty Chemicals A.G.
  (Chemicals-Specialty)(a)            122,000        11,980,004
---------------------------------------------------------------
Clariant A.G.
  (Chemicals-Specialty)                19,200        14,767,649
---------------------------------------------------------------
Credit Suisse Group (Banks-Major
  Regional)                            82,300        11,593,412
---------------------------------------------------------------
Holderbank Financiere Glarus
  A.G.-Class B
  (Construction-Cement &
  Aggregates)                          12,100         9,738,761
---------------------------------------------------------------
Nestle S.A. (Foods)                     7,800        10,990,466
---------------------------------------------------------------
Novartis A.G. (Health
  Care-Diversified)                    13,696        21,449,975
---------------------------------------------------------------

Zurich

  Versicherungs-Gesellschaft
  (Insurance-Multi-Line)               14,500         5,985,360
---------------------------------------------------------------
                                                     96,039,639
---------------------------------------------------------------

                                                        MARKET
                                       SHARES           VALUE

UNITED KINGDOM-15.19%

Airtours PLC
  (Services-Commercial &
  Consumer)                               466,450   $     9,234,521
-------------------------------------------------------------------
Amersham International PLC
  (Health Care/Drugs-Generic &
  Other)                                  215,000         8,269,420
-------------------------------------------------------------------
Barclays PLC (Banks-Major
  Regional)                               500,000        12,524,404
-------------------------------------------------------------------
Blue Circle Industries PLC
  (Construction-Cement &
  Aggregates)                           1,570,000         9,219,236
-------------------------------------------------------------------
Bodycote International PLC
  (Chemicals-Specialty)                   410,000         7,105,775
-------------------------------------------------------------------
British Aerospace PLC
  (Aerospace/Defense)                     425,000        11,280,352
-------------------------------------------------------------------
British Petroleum Co. PLC (Oil &
  Gas-Refining & Marketing)             1,410,000        20,722,897
-------------------------------------------------------------------
Compass Group PLC
  (Services-Commercial &
  Consumer)                               970,000        10,342,238
-------------------------------------------------------------------
Dixons Group PLC
  (Retail-Specialty)                    1,110,000        12,980,248
-------------------------------------------------------------------
EMAP PLC (Publishing)                     625,000         8,970,720
-------------------------------------------------------------------
General Electric Co. PLC
  (Manufacturing-Diversified)           1,769,800        11,305,541
-------------------------------------------------------------------
GKN PLC
  (Manufacturing-Diversified)             530,000        11,888,704
-------------------------------------------------------------------
Granada Group PLC (Leisure Time-
  Products)                               435,000         5,999,130
-------------------------------------------------------------------
Hays PLC (Services-Commercial &
  Consumer)                             1,050,050        12,332,050
-------------------------------------------------------------------
Kingfisher PLC
  (Retail-Department Stores)              825,000        11,875,953
-------------------------------------------------------------------
Ladbroke Group PLC (Leisure
  Time-Products)                        4,325,000        19,374,238
-------------------------------------------------------------------
Lloyds TSB Group PLC
  (Banks-Major Regional)                  570,000         7,124,565
-------------------------------------------------------------------
Misys PLC (Services-Commercial &
  Consumer)                               250,000         6,302,048
-------------------------------------------------------------------
Next PLC (Retail-General
  Merchandise)                          1,010,000        12,031,145
-------------------------------------------------------------------
Pearson PLC (Specialty Printing)          950,000        12,432,128
-------------------------------------------------------------------
Provident Financial PLC
  (Consumer Finance)                      942,400        10,909,670
-------------------------------------------------------------------
Railtrack Group PLC (Shipping)          1,450,000        23,183,987
-------------------------------------------------------------------
Rentokil Initial PLC
  (Services-Commercial &
  Consumer)                             2,760,000        11,113,416
-------------------------------------------------------------------
Royal & Sun Alliance Insurance
  Group PLC
  (Insurance-Multi-Line)                1,350,000        12,944,261
-------------------------------------------------------------------
Siebe PLC (Electronics-Component
  Distributors)                           370,000         7,107,788
-------------------------------------------------------------------
Smiths Industries PLC
  (Machinery-Diversified)                 256,000         3,715,210
-------------------------------------------------------------------
Tarmac PLC (Engineering &
  Construction)                         8,709,800        16,950,926
-------------------------------------------------------------------
Unilever PLC (Foods)                    2,064,000        15,375,169
-------------------------------------------------------------------
Vodafone Group PLC
  (Telecommunications-
  Cellular/Wireless)                    1,865,000        10,169,262
-------------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE

UNITED KINGDOM-(CONTINUED)

WPP Group PLC (Services-
  Advertising/Marketing)            2,575,000   $    11,772,562
---------------------------------------------------------------
                                                    344,557,564
---------------------------------------------------------------
    Total Foreign Stocks & Other
      Equity Interests                            2,077,258,206
---------------------------------------------------------------

                                  PRINCIPAL
                                    AMOUNT

FOREIGN CONVERTIBLE BONDS-1.55%

FRANCE-0.40%

AXA-UAP (Insurance-Multi-Line),
  Conv. Sr. Deb., 4.50%,
  01/01/99(c)  FRF                     33,885,000         8,973,144
-------------------------------------------------------------------

GERMANY-0.41%

Volkswagen International Finance
  N.V. (Automobiles), Conv. Gtd.
  Notes, 3.00%, 01/24/02          $     7,880,000         9,278,700
-------------------------------------------------------------------

HONG KONG-0.12%

New World Infrastructure Ltd.

  (Services-Commercial &
  Consumer), Conv. Bonds, 5.00%,
  07/15/01 (Acquired
  04/10/97-04/11/97; cost
  $2,056,313)(b)                  $     1,750,000         1,653,750
-------------------------------------------------------------------

New World Infrastructure Ltd.

  (Services-Commercial &
  Consumer), Conv. Bonds, 5.00%,
  07/15/01                        $     1,150,000         1,086,750
-------------------------------------------------------------------
                                                          2,740,500
-------------------------------------------------------------------

ITALY-0.43%

Pirelli S.p.A. (Electrical
  Equipment), Conv. Bonds,
  5.00%, 12/31/98(c)    ITL        10,062,964,600         9,658,782
-------------------------------------------------------------------

JAPAN-0.19%

Ricoh Co., Ltd. (Office
  Equipment & Supplies), Conv.
  Bonds, 0.35%, 03/31/03(c)  JPY      395,000,000         4,348,774
-------------------------------------------------------------------
    Total Foreign Convertible
      Bonds                                              34,999,900
-------------------------------------------------------------------

REPURCHASE AGREEMENT-4.92%(d)

SBC Warburg Inc., 5.40%,
  11/03/1997(e)                       111,732,336       111,732,336
-------------------------------------------------------------------
TOTAL INVESTMENTS-98.02%                              2,223,990,442
-------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-1.98%                      45,037,322
-------------------------------------------------------------------
NET ASSETS-100.00%                                  $ 2,269,027,764
===================================================================

Investment Abbreviations:

ADR   - American Depository Receipt
Conv. - Convertible
Deb.  - Debenture
FRF   - French Franc
GDR   - Global Depository Receipt
Gtd.  - Guaranteed
ITL   - Italian Lira
JPY   - Japanese Yen
Sr.   - Senior

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors. The aggregate market value of these securities at 10/31/97 was $19,230,621 which represented 0.85% of the Fund's net assets.
(c) Foreign denominated security. Par value and coupon are denominated in currency indicated.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreement entered into 10/31/97 with a maturing value of $300,135,000. Collateralized by $295,632,000 U.S. Government obligations, 5.25% to 8.875% due 12/31/97 to 08/15/02 with an aggregate market value at 10/31/97 of $306,259,515.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 1997


ASSETS:

Investments, at market value (cost
  $1,836,302,147)                             $2,223,990,442
------------------------------------------------------------
Foreign currencies, at market value
  (cost $42,794,789)                              43,045,352
------------------------------------------------------------
Receivables for:
  Investments sold                                14,136,654
------------------------------------------------------------
  Capital stock sold                              44,111,370
------------------------------------------------------------
  Dividends and interest                           4,967,585
------------------------------------------------------------
Investment for deferred compensation plan             26,785
------------------------------------------------------------
Other assets                                          75,088
------------------------------------------------------------
    Total assets                               2,330,353,276
------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                           49,044,157
------------------------------------------------------------
  Capital stock reacquired                         8,290,939
------------------------------------------------------------
  Deferred compensation                               26,785
------------------------------------------------------------
Accrued advisory fees                              1,796,123
------------------------------------------------------------
Accrued administrative services fees                   7,878
------------------------------------------------------------
Accrued directors' fees                                6,184
------------------------------------------------------------
Accrued distribution fees                          1,044,063
------------------------------------------------------------
Accrued transfer agent fees                          367,018
------------------------------------------------------------
Accrued operating expenses                           742,365
------------------------------------------------------------
    Total liabilities                             61,325,512
------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING   $2,269,027,764
============================================================

NET ASSETS:

Class A                                       $1,577,389,921
============================================================
Class B                                       $  678,808,929
============================================================
Class C                                       $   12,828,914
============================================================

CAPITAL STOCK, $.001 PAR VALUE PER SHARE:

Class A:

  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                     94,802,921
============================================================

Class B:

  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                     41,731,824
============================================================

Class C:

  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                        788,620
============================================================

Class A:

  NET ASSET VALUE AND REDEMPTION PRICE PER
    SHARE                                     $        16.64
============================================================
  OFFERING PRICE PER SHARE:
    (Net asset value of $16.64 divided
     by 94.50%)                               $        17.61
============================================================

Class B:

  NET ASSET VALUE AND OFFERING PRICE PER
    SHARE                                     $        16.27
============================================================
Class C:

  NET ASSET VALUE AND OFFERING PRICE PER
    SHARE                                     $        16.27
============================================================

STATEMENT OF OPERATIONS

For the year ended October 31, 1997


INVESTMENT INCOME:

Dividends (net of $4,176,776 foreign
  withholding tax)                             $ 29,139,495
-----------------------------------------------------------
Interest                                          4,617,214
-----------------------------------------------------------
    Total investment income                      33,756,709
-----------------------------------------------------------

EXPENSES:

Advisory fees                                    18,284,107
-----------------------------------------------------------
Administrative services fees                        105,163
-----------------------------------------------------------
Directors' fees                                      20,121
-----------------------------------------------------------
Distribution fees-Class A                         4,249,575
-----------------------------------------------------------
Distribution fees-Class B                         5,581,303
-----------------------------------------------------------
Distribution fees-Class C                            13,568
-----------------------------------------------------------
Custodian fees                                    1,521,866
-----------------------------------------------------------
Transfer agent fees-Class A                       2,237,953
-----------------------------------------------------------
Transfer agent fees-Class B                       1,303,468
-----------------------------------------------------------
Transfer agent fees-Class C                           5,037
-----------------------------------------------------------
Other                                               882,828
-----------------------------------------------------------
      Total expenses                             34,204,989
-----------------------------------------------------------
Less: Advisory fees waived                         (738,005)
-----------------------------------------------------------
      Expenses paid indirectly                      (38,529)
-----------------------------------------------------------
      Net expenses                               33,428,455
-----------------------------------------------------------
Net investment income                               328,254
-----------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) on sales of:

  Investment securities                         (14,679,896)
-----------------------------------------------------------
  Foreign currencies                             (1,876,119)
-----------------------------------------------------------
                                                (16,556,015)
-----------------------------------------------------------

Net unrealized appreciation of:

  Investment securities                         192,756,147
-----------------------------------------------------------
  Foreign currencies                                438,913
-----------------------------------------------------------
                                                193,195,060
-----------------------------------------------------------
    Net gain on investment securities and
      foreign
      currencies                                176,639,045
-----------------------------------------------------------
Net increase in net assets resulting from
  operations                                   $176,967,299
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 1997 and 1996

                                                                   1997               1996
OPERATIONS:
  Net investment income                                       $      328,254     $    1,130,094
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) on sales of investment securities
    and foreign currencies                                       (16,556,015)        43,829,404
-----------------------------------------------------------------------------------------------
  Net unrealized appreciation of investment securities and
    foreign currencies                                           193,195,060         98,461,748
-----------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations         176,967,299        143,421,246
-----------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income:
    Class A                                                       (1,250,230)          (295,965)
-----------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
    Class A                                                      (31,812,536)       (18,468,041)
-----------------------------------------------------------------------------------------------
    Class B                                                      (11,361,858)        (1,875,276)
-----------------------------------------------------------------------------------------------
Share transactions-net:
    Class A                                                      363,888,653        350,398,961
-----------------------------------------------------------------------------------------------
    Class B                                                      282,384,176        296,841,074
-----------------------------------------------------------------------------------------------
    Class C                                                       13,462,792                 --
-----------------------------------------------------------------------------------------------
  Net increase in net assets                                     792,278,296        770,021,999
-----------------------------------------------------------------------------------------------

NET ASSETS:
  Beginning of period                                          1,476,749,468        706,727,469
-----------------------------------------------------------------------------------------------
  End of period                                               $2,269,027,764     $1,476,749,468
-----------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $1,897,861,942     $1,238,126,321
-----------------------------------------------------------------------------------------------
  Undistributed net investment income                              5,863,515          1,113,111
-----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) on sales of
    investment securities
    and foreign currencies                                       (22,453,519)        42,949,270
-----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                           387,755,826        194,560,766
-----------------------------------------------------------------------------------------------
                                                              $2,269,027,764     $1,476,749,468
===============================================================================================

NOTES TO FINANCIAL STATEMENTS

October 31, 1997

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM International Equity Fund (the "Fund") is a series portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company consisting of four operating series portfolios: AIM International Equity Fund, AIM Global Aggressive Growth Fund, AIM Global Growth Fund and AIM Global Income Fund. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares are sold with a contingent deferred sales charge. Class C shares commenced sales August 4, 1997. Matters affecting each portfolio or class are voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to provide long-term growth of capital. The Fund seeks to achieve its objective by investing in a diversified portfolio of international equity securities, the issuers of which are considered by AIM to have strong earnings momentum.

  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. Security Valuations-A security listed or traded on an exchange (except convertible bonds) is valued at the last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, at the mean between the closing bid and asked prices on that day. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Securities traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) are valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Securities reported on the NASDAQ National Market System are valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors, such as yield, type of issue, coupon rate and maturity date. Securities for which market quotations are either not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Investments with maturities of 60 days or less are valued on the basis of amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Foreign Currency Translations--Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
C. Foreign Currency Contracts--A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a forward currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a forward currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
D. Securities Transactions, Investment Income and Distributions--Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On October 31, 1997, undistributed net investment income was increased by $5,672,380 and undistributed net realized gains decreased by $5,672,380 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
E. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $14,969,471 (which may be carried forward to offset future capital gains, if any) which expires, if not previously utilized, through the year 2005.
F. Expenses--Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated between the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.95% of the first $1 billion of the Fund's average daily net assets, plus 0.90% of the Fund's average daily net assets in excess of $1 billion. AIM is currently voluntarily waiving a portion of its advisory fees paid by the Fund to AIM to the extent necessary to reduce the fees paid by the Fund at net asset levels higher than those currently incorporated in the present advisory fee schedule. Under the voluntary waiver, AIM will receive a fee calculated at the annual rate of 0.95% of the first $500 million of the Fund's average daily net assets, plus 0.90% of the Fund's average daily net assets in excess of $500 million to and including $1 billion, plus 0.85% of the Fund's average daily net assets in excess of $1 billion. The waiver of fees is voluntary and the Board of Directors of the Company would be advised of any decision by AIM to discontinue the waiver. During the year ended October 31, 1997, AIM waived fees of $738,005.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended October 31, 1997, AIM was reimbursed $105,163 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") for certain costs incurred in providing transfer agency services to the Fund. During the year ended October 31, 1997, AFS was paid $1,774,819 for such services.
  The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor of the Class A, Class B and Class C shares of the Fund. The Company has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and Class C Plan"), and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A Plan and Class C Plan, pays AIM Distributors compensation at the annual rate of 0.30% of the average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The Class A Plan and the Class C Plan are designed to compensate AIM Distributors for certain promotional and other sales related costs, and to implement a dealer incentive program which provides periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A or Class C shares of the Fund. The Fund, pursuant to the Class B Plan, pays AIM Distributors an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of this amount, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee under such Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by the respective classes. AIM Distributors may, from time to time, assign, transfer or pledge to one or more designees, its rights to all or a designated portion of (a) compensation received by AIM Distributors from the Fund pursuant to the Class B Plan (but not AIM Distributors' duties and obligations pursuant to the Class B Plan) and (b) any contingent deferred sales charges received by AIM Distributors related to the Class B shares. During the year ended October 31, 1997, the Class A shares and Class B shares, and the period August 4, 1997 through October 31, 1997 the Class C shares paid AIM Distributors $4,249,575, $5,581,303 and $13,568, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $1,172,508 from sales of the Class A shares of the Fund during the year ended October 31, 1997. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 1997, AIM Distributors received commissions of $91,984 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended October 31, 1997, the Fund incurred legal fees of $9,514 for services rendered by the law firm of Kramer, Levin, Naftalis & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

AIM has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses related to pricing services used by the Fund. For the year ended October 31, 1997, the Fund's expenses were reduced by $7,691. The Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $25,598 and $5,240, respectively, under expense offset arrangements. The effect of the above arrangements resulted in reductions of the Fund's total expenses of $38,529 during the year ended October 31, 1997.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on July 15, 1997, the Fund was limited to borrowing up to the lesser of i) $325,000,000 or ii) the limit set by its prospectus for borrowings. During the year ended October 31, 1997, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 1997 was $1,525,690,965 and $943,814,904, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of October 31, 1997 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $463,067,699
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (82,747,088)
---------------------------------------------------------
Net unrealized appreciation of investment
  securities                                 $380,320,611
=========================================================

Cost of investments for tax purposes is $1,843,669,831.

NOTE 7-CAPITAL STOCK

Changes in the Fund's capital stock outstanding during the years ended October 31, 1997 and 1996 were as follows:

                                    1997                           1996
                       ------------------------------   ---------------------------
                          SHARES          AMOUNT          SHARES         AMOUNT
                       ------------   ---------------   -----------   -------------
Sold:
  Class A               105,291,824   $ 1,764,668,535    41,055,911   $ 601,559,902
-----------------------------------------------------------------------------------
  Class B                21,599,075       352,871,134    21,641,528     313,690,762
-----------------------------------------------------------------------------------
  Class C*                1,372,281        23,795,456            --              --
-----------------------------------------------------------------------------------
Issued as
  reinvestment of
  dividends:
  Class A                 2,035,986        31,231,975     1,305,811      17,576,215
-----------------------------------------------------------------------------------
  Class B                   707,879        10,688,975       130,593       1,741,975
-----------------------------------------------------------------------------------
  Class C*                       --                --            --              --
-----------------------------------------------------------------------------------
Reacquired:
  Class A               (84,633,652)   (1,432,011,857)  (18,205,834)   (268,737,156)
-----------------------------------------------------------------------------------
  Class B                (4,913,096)      (81,175,933)   (1,270,776)    (18,591,663)
-----------------------------------------------------------------------------------
  Class C*                 (583,661)      (10,332,664)           --              --
-----------------------------------------------------------------------------------
                         40,876,636   $   659,735,621    44,657,233   $ 647,240,035
===================================================================================

* Class C commenced sales on August 4, 1997.

NOTE 8-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a Class A share outstanding during each of the years in the five-year period ended October 31, 1997, for a Class B share outstanding during each of the years in the three-year period ended October 31, 1997 and the period September 15, 1994 (date sales commenced) through October 31, 1994, and for a Class C share outstanding for the period August 4, 1997 (date sales commenced) through October 31, 1997.

                                                                 1997            1996          1995         1994         1993
                                                              -----------     -----------    ---------    ---------    ---------
CLASS A:

Net asset value, beginning of period                          $     15.37     $     13.65    $   13.50    $   12.18    $    8.88
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                              0.04(a)         0.04(a)      0.01         0.02         0.02
--------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)             1.68            2.07         0.62         1.31         3.29
--------------------------------------------------------------------------------------------------------------------------------
        Total from investment operations                             1.72            2.11         0.63         1.33         3.31
--------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                              (0.02)          (0.01)       (0.04)       (0.01)       (0.01)
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             (0.43)          (0.38)       (0.44)          --           --
--------------------------------------------------------------------------------------------------------------------------------
        Total distributions                                         (0.45)          (0.39)       (0.48)       (0.01)       (0.01)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $     16.64     $     15.37    $   13.65    $   13.50    $   12.18
================================================================================================================================
Total return(b)                                                     11.43%          15.79%        5.24%       10.94%       37.36%
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $ 1,577,390     $ 1,108,395    $ 654,764    $ 708,159    $ 372,282
================================================================================================================================
Ratio of expenses to average net assets(c)                           1.47%(d)(e)        1.58%      1.67%       1.64%        1.78%
================================================================================================================================
Ratio of net investment income to average net assets(f)              0.24%(d)        0.25%        0.10%        0.22%        0.28%
================================================================================================================================
Portfolio turnover rate                                                50%             66%          68%          67%          62%
================================================================================================================================
Average brokerage commission rate(g)                          $    0.0168     $    0.0192          N/A          N/A          N/A
================================================================================================================================

(a) Calculated using average shares outstanding.
(b) Does not deduct sales charges.
(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements are 1.51%, 1.60% and 1.68, respectively for 1997-1995.
(d) Ratios are based on average net assets of $1,416,524,861.
(e) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have been the same.
(f) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements are 0.20%, 0.22% and 0.09%, respectively for 1997-1995.
(g) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                                                                1997            1996          1995           1994
                                                              ---------       ---------     ---------      ---------
CLASS B:

Net asset value, beginning of period                          $   15.13       $   13.54     $   13.49      $   13.42
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.09)(a)       (0.07)(a)     (0.09)         (0.01)
--------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           1.66            2.04          0.61           0.08
--------------------------------------------------------------------------------------------------------------------
        Total from investment operations                           1.57            1.97          0.52           0.07
--------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                               --              --         (0.03)            --
--------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.43)          (0.38)        (0.44)            --
--------------------------------------------------------------------------------------------------------------------
        Total distributions                                       (0.43)          (0.38)        (0.47)            --
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $   16.27       $   15.13     $   13.54      $   13.49
====================================================================================================================
Total return(b)                                                   10.61%          14.88%         4.35%          0.52%
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $ 678,809       $ 368,355     $  51,964      $   4,833
====================================================================================================================
Ratio of expenses to average net assets(c)                         2.25%(d)(e)      2.35%        2.55%          2.53%(f)
====================================================================================================================
Ratio of net investment income (loss) to average net
  assets(g)                                                       (0.53)%(d)      (0.53)%       (0.78)%        (0.67)%(f)
====================================================================================================================
Portfolio turnover rate                                              50%             66%           68%            67%
====================================================================================================================
Average brokerage commission rate(h)                          $  0.0168       $  0.0192           N/A            N/A
====================================================================================================================

(a) Calculated using average shares outstanding.
(b) Does not deduct sales charges and for periods less than one year, total returns are not annualized.
(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements are 2.28%, 2.37% and 2.56%, respectively for 1997-1995.
(d) Ratios are based on average net assets of $558,130,289.
(e) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have been 2.24%.
(f) Annualized.
(g) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements are (0.57)%, (0.55)% and (0.79)%, respectively for 1997-1995.
(h) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                                                                1997
                                                              --------

CLASS C:

Net asset value, beginning of period                          $  17.64
----------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.02)(a)
----------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (1.35)
----------------------------------------------------------------------
        Total from investment operations                         (1.37)
----------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                              --
----------------------------------------------------------------------
  Distributions from net realized gains                             --
----------------------------------------------------------------------
        Total distributions                                         --
----------------------------------------------------------------------
Net asset value, end of period                                $  16.27
======================================================================
Total return(b)                                                  (7.77)%
======================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $ 12,829
======================================================================
Ratio of expenses to average net assets(c)                        2.27%(d)(e)
======================================================================
Ratio of net investment income (loss) to average net
  assets(f)                                                      (0.55)%(d)
======================================================================
Portfolio turnover rate                                             50%
======================================================================
Average brokerage commission rate(g)                          $ 0.0168
======================================================================

(a) Calculated using average shares outstanding.
(b) Does not deduct sales charges and for periods less than one year, total return is not annualized.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements is 2.30% (annualized).
(d) Ratio is annualized and based on average net assets of $5,564,501.
(e) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have been 2.26%.
(f) After fee waivers and/or expense reimbursements. Ratio of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements is (0.59)% (annualized).
(g) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                                  APPENDIX II

                               AIM INTERNATIONAL
                                  EQUITY FUND


[AIM LOGO APPEARS HERE]         SEMIANNUAL REPORT                APRIL 30, 1998

                   ------------------------------------------
                          AIM INTERNATIONAL EQUITY FUND

                           For shareholders who seek

                          long-term growth of capital.

                              The Fund invests in

                             a diversified portfolio

                       of international equity securities

                            of companies with strong

                               earnings momentum.
                   ------------------------------------------

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM International Equity Fund's performance figures are historical and reflect reinvestment of all distributions and changes in net asset value. Unless otherwise indicated, the Fund's performance is computed without a sales charge.
o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the Fund's Class B and Class C shares will differ from that of Class A shares due to differing fees and expenses.
o Because Class C shares have been offered for less than one year (since 8/4/97), all total return figures for Class C shares reflect cumulative total return that has not been annualized.
o The Fund's average annual total returns, including sales charges, for periods ended 3/31/98 (the most recent calendar quarter-end) are as follows:
    For Class A shares, one year, 14.55%; five years, 15.56%; since inception 4/7/92, 14.91%. For Class B shares, one year, 15.28%; since inception 9/15/94, 12.25%. For C shares, cumulative total return since inception 8/4/97, 5.29%.
o The Fund's portfolio composition is subject to change and there is no assurance the Fund will continue to hold any particular security.
o   Past performance cannot guarantee comparable future results.
o The Fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
o International investing presents certain risks not associated with investing solely in the U.S. These include risks relating to fluctuations in the value of the U.S. dollar relative to the value of other currencies, the custody arrangements made for the Fund's foreign holdings, differences in accounting, political risks, and the lesser degree of public information required to be provided by non-U.S. companies.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o Lipper Analytical Services, Inc. is an independent mutual fund performance monitor. The unmanaged Lipper International Fund Index represents an average of the performance of the 30 largest international mutual funds.
o The Europe, Australia, and Far East Index (EAFE) is a group of unmanaged foreign securities tracked by Morgan Stanley Capital International.
o An investment cannot be made in any index listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.


     MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENTS ARE NOT INSURED BY THE
         FDIC OR ANY OTHER GOVERNMENT AGENCY; ARE NOT DEPOSITS OR OTHER
          OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR ANY AFFILIATE;
            AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE
                       LOSS OF PRINCIPAL AMOUNT INVESTED.

    This report may be distributed only to current shareholders or to persons who have received a current prospectus of the Fund.

                                                           The Chairman's Letter



                    Dear Fellow Shareholder:

                    Last October, equity markets worldwide had just been shaken
   [PHOTO OF        by the currency crisis in Southeast Asia. By the April 30,
  Charles T.        1998, end of this reporting period, most markets had
    Bauer,          recovered nicely, with domestic equities reaching new highs
 Chairman of        and European markets outdoing even the U.S.'s heady pace.
 the Board of       Only Asian markets remained in the doldrums. Bonds have
   THE FUND         turned in a solid performance with generous real returns,
 APPEARS HERE]      though not as spectacular as some had predicted when the
                    Asian crisis first broke.
                        However, by the close of this reporting period, many
                    market participants were uneasy. Some participants fretted about signs of speculative fever, particularly in U.S. stock markets, where equity prices continued to rise despite evidence that earnings growth, especially for larger companies, had slowed considerably. The growth of European markets also exceeded everyone's expectations, and some wondered how long the rise could continue. All were aware that the Asian story was not yet completed, and no one was certain how serious its ultimate impact would be.
    Of course, bull markets do end, and markets became less ebullient shortly after this reporting period closed. For investors, the best course is to remain realistic and ready. A well-diversified portfolio is still one of the most effective tools for coping with shifts in a market's direction because different asset classes and different national markets tend to move independently of one another. Of course, your financial consultant remains your best source of information about how to allocate your investments based on your particular goals and situation.

AIM FURTHER DIVERSIFIES ITS OFFERINGS

Shortly after the close of this reporting period, AIM broadened its offerings to shareholders through the addition of the GT Global group of mutual funds. During the next few months you will be receiving more details about this transaction and the products it adds to The AIM Family of Funds--Registered Trademark--.
    In addition to making a more varied group of investments available to our shareholders, this transaction helps strengthen AIM's position as a major participant in the money-management industry worldwide. Such strength will enable us to continue expanding both the scope of our fund offerings and our menu of services for our shareholders.

YOUR FUND MANAGERS COMMENT

On the pages that follow, the managers of your AIM Fund discuss how the Fund performed during the six months covered by this report and give their near-term market outlook. We hope you will find their discussion informative.
    We are pleased to send you this report on your fund. If you have any questions or comments, please contact our Client Services department at 800-959-4246 or visit our Web site at www.aimfunds.com. You can access information about your account on our Web site and also on our automated AIM Investor Line, 800-246-5463.
    Thank you for your continued participation in The AIM Family of Funds--Registered Trademark--.


Sincerely,



/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman


                           --------------------------

                           Despite recent activities,

                                the fiscal year

                                ended October 31

                       brought domestic equity investors

                               excellent returns

                           --------------------------

The Managers' Overview

EUROPEAN MARKETS CONTINUE TO DOMINATE
INTERNATIONAL EQUITIES

A roundtable discussion with the Fund management team for AIM International Equity Fund about the six-month reporting period ended April 30, 1998.
--------------------------------------------------------------------------------

                          ---------------------------
                         The impressive performance by

                      European stocks was the story among

                     international equities during the past

                                   six months.
                          ---------------------------

Q.  HOW DID THE FUND PERFORM DURING THE SIX-MONTH REPORTING PERIOD?

A. The Fund posted another impressive period of performance. Total return was 17.27% for Class A shares, 16.78% for Class B shares, and 16.84% for Class C shares for the six-month period ended April 30, 1998. The Fund's performance surpassed both the Morgan Stanley Capital International (MSCI) Europe, Australia and Far East Index (EAFE) of foreign stocks gain of 15.44% during the reporting period and the Lipper International Fund Index advance of 16.53%.
================================================================================
FUND OUTPERFORMED BENCHMARKS
--------------------------------------------------------------------------------
Cumulative Total Returns for period
10/31/97-4/30/98

 17.27%         16.84%        16.78%      16.53%    15.44%

AIM Fund       AIM Fund      AIM Fund     Lipper     MSCI
Class A        Class C       Class B      Int'l      EAFE
shares          shares        shares      Index      Index
================================================================================

Q.  WHAT ACCOUNTED FOR THE FUND'S STRONG PERFORMANCE DURING THE PAST SIX MONTHS?

A. The impressive performance by European stocks was the story among international equities during the past six months. European markets continued to rise dramatically as markets there comprised all of the 10 top-performing international markets during the six-month period ended April 30, 1998. Spain led the way with an astounding 54.57% return, followed by Portugal with a 52.89% advance. Furthermore, all of the Fund's top 10 holdings were European companies. Almost 75% of the Fund's portfolio was invested in European equities at the end of the reporting period, a figure that is unlikely to increase.

Q.  WHY DID EUROPEAN MARKETS PERFORM SO WELL DURING THE REPORTING PERIOD?

A. The European Economic and Monetary Union, or EMU, is scheduled to begin on January 1, 1999. In order to qualify for the EMU, European nations must adopt strict budgetary guidelines and improve their finances. This process has lowered interest rates and kept inflation - the thief of wealth - at bay. With 11 countries expected to join the EMU next year, this economic restructuring has triggered a bull market never before seen in Europe.

Q.  WERE THERE ANY OTHER FACTORS DRIVING THE EUROPEAN MARKETS?

A. We believe there were four fundamental, long-term themes that fueled this incredible rally in Europe: privatization of state-run companies, increased economic freedoms in Eastern Europe, corporate restructuring, and the growth of investing in European markets.
        Many state-run companies and industries have moved into private hands, such as Telecom Italia S.p.A. and Portugal Telecom, two large holdings in the Fund's portfolio. Additionally, the economic freedoms in Eastern Europe have created a new market of consumers and sparked a wave of entrepreneurial efforts in the former Communist Bloc countries. Once capitalism is planted it can grow very quickly, and we have seen this since the fall of the Berlin Wall.
        The restructuring by "Corporate Europe" has made companies leaner and more globally competitive. We have seen immediate results of this restructuring as European earnings growth continued to be strong during the reporting period. Finally, thousands of Europeans have discovered the wonders of investing in equities. As money has flowed into European markets, the markets themselves have become larger and more liquid than ever before.

Q.  HOW WAS THE FUND'S ASSETS DISTRIBUTED THROUGHOUT THE REST OF THE WORLD?

A. With approximately three-quarters of the Fund now positioned in Europe, there's not much else to spread around the globe. The Fund finished the reporting period with 7.4% of its net assets in Japan, 4.0% in Asia and Australia, and 7.7% in Latin America. These three regions were decimated by the "Asian Flu" last fall and have been slow to recover. In the first quarter, many of the Asian markets did bounce off their bottoms, some as much as 40%, but keep in mind they were coming off very low levels. What occurred in the last quarter of 1997 was devastating to those fragile emerging markets, and we



See important Fund & index disclosures inside front cover.

PORTFOLIO COMPOSITION

As of 4/30/98, based on total net assets

====================================================================================================================================
TOP 10 EQUITY HOLDINGS                             TOP 10 COUNTRIES              TOP 10 INDUSTRIES
1.  Renault S.A. (France)                1.50%     1.  France          16.59%    1.  Banks (Major Regional)                   12.47%

2.  Nokia Oyj A.B. (Finland)             1.18      2.  United Kingdom  14.09     2.  Telecommunications (Cellular/Wireless)    5.65

3.  Alcatel Alsthom (France)             1.12      3.  Germany          7.43     3.  Telephone                                 5.59

4.  Telecom Italia Mobile S.p.A. (Italy) 1.10      4.  Japan            7.39     4.  Manufacturing (Diversified)               4.57

5.  Nestle S.A. (Switzerland)            1.10      5.  Switzerland      5.63     5.  Services (Commercial & Consumer)          3.98

6.  Novo Nordisk A/S-Class B (Denmark)   1.08      6.  Canada           5.12     6.  Computers (Software & Services)           3.82

7.  Endesa S.A. (Spain)                  1.07      7.  Italy            4.91     7.  Automobiles                               3.77

8.  Cap Gemini S.A. (France)             1.05      8.  Netherlands      4.44     8.  Insurance (Multi-line)                    3.61

9.  Telecom Italia S.p.A. (Italy)        1.04      9.  Spain            3.94     9.  Foods                                     3.24

10. Portugal Telecom S.A. (Portugal)     1.04      10. Mexico           3.00     10. Oil & Gas (Refining & Marketing)          2.96

Please keep in mind that the Fund's portfolio is subject to change and there is no assurance the Fund will continue to hold any particular security.
====================================================================================================================================

    believe it's going to take quite some time for Asia to recover fully from the economic crisis of last autumn.

Q.  WHY IS JAPAN IN SUCH AN ECONOMIC MALAISE?

A. Although it seems apparent to the rest of the world that real economic reform is needed in Japan, the Japanese government has been extremely reluctant to institute any fiscal stimulus or tax cuts to get their economy moving. Until the government takes some real action to jump-start the economy, there is no real reason to be significantly weighted in Japan. We continue to own recognizable Japanese companies such as Honda Motor Company and Sony Corp., but the Japanese market has significantly underperformed

================================================================================
MORNINGSTAR RATINGS (CLASS A SHARES)
As of 4/30/98
--------------------------------------------------------------------------------
                        AIM Int'l         Funds in
                      Equity Fund       International
Period                   Rating           Category
--------------------------------------------------------------------------------
Overall                   ****               N/A
5 Years                   ****               326
3 Years                   ****               740
================================================================================

*Morningstar proprietary ratings reflect risk-adjusted performance through April 30, 1998. The ratings are subject to change every month. Ratings are calculated from the funds' three-, five-, and 10-year returns (with fee adjustments) in excess of 90-day Treasury bill returns, and a risk factor that reflects performance below 90-day T-bill returns. If a fund scores in the top 10% of its rating category it earns five stars, the next 22.5% receive four stars, the middle 35% receive three stars, the next 22.5% receive two stars, and the bottom 10% receive one star.
================================================================================

    the rest of the world for some time now. The Japanese market was off more than 10% during the reporting period.

Q.  IN WHICH INDUSTRIES WAS THE FUND POSITIONED?

A. The Fund's largest industry position was major regional banks with almost 12.5% of net assets. Although one may not think of banking as a growth industry, we have seen excellent earnings growth in this industry, especially in Europe. Banking positions owned by the Fund included the Royal Bank of Canada, Switzerland's Credit Suisse Group, and France's Societe Generale.
        To no one's surprise during this age of communication breakthroughs, the telecommunications sector demonstrated strong earnings during the reporting period and commanded over 10% of the Fund's portfolio. The Fund was attracted to such wireless telecommunications companies as Finland's Nokia Oyj A.B. and Telecom Italia Mobile S.p.A. Finally, automobile companies comprised almost 4% of the portfolio with the French automaker Renault S.A. having the honor of being the Fund's largest single holding at 1.50% of the portfolio's assets.

Q.  WHAT IS YOUR OUTLOOK FOR THE FUND IN THE NEAR TERM?

A. We are still very positive on Europe, and very cautious on the Pacific Rim. Conditions worldwide remain very good for equities, although it is unrealistic to expect continued equity returns of 20% or more. Things may continue to worsen in Asia before those markets experience a recovery, so we do not anticipate our Asian weightings to increase any time soon. In Europe, though, we believe there will continue to be faster earnings growth with better valuations than in the United States, because Europe's cash-to-price earnings, price-to-book, price-to-dividend, and P/E ratios all are lower than in the U.S. The economic outlook in Latin America seems positive as well, although the markets there struggled during the six-month reporting period.
        The economic indicators in the U.S. remain positive, and that is good for markets around the world because they often take their lead from the U.S. As long as we continue to see the combination of low inflation and low interest rates around the globe, the short-term outlook for global equities will remain promising.


                               ------------------

                         In Europe we believe there will

                      continue to be faster earnings growth

                         with better valuations than in

                               the United States.

                               ------------------

           See important Fund & index disclosures inside front cover.

Long-Term Performance

AIM INTERNATIONAL EQUITY FUND CLASS A SHARES VS. BENCHMARK INDEXES

The chart below compares your Fund to benchmark indexes. It is intended to give you a general idea of how your Fund performed compared to the stock market over the period 4/7/92 to 4/30/98. It is important to understand the difference between your Fund and an index. Your Fund's total return includes sales charges, expenses, and management fees. An index measures the performance of hypothetical portfolios, in this case the MSCI Europe, Australia, and Far East Index and the Lipper International Fund Index. Unlike your Fund, these indexes are not managed; therefore, there are no sales charges, expenses, or fees. You cannot invest in an index. But if you could buy all the securities that make up a particular index, you would incur expenses that would affect the return on your investment.

================================================================================
AVERAGE ANNUAL TOTAL RETURNS

For periods ended 4/30/98, including sales charges

CLASS A SHARES

Inception (4/7/92)               14.97%
5 years                          14.82
1 year                           16.50

CLASS B SHARES

Inception (9/15/94)              12.39%
1 year                           17.27

CLASS C SHARES

Inception (8/4/97)                6.77%*

*Total return provided is cumulative total return that has not been annualized.
================================================================================
GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------
         AIM INTERNATIONAL            LIPPER                 MSCI EUROPE,
            EQUITY FUND,          INTERNATIONAL             AUSTRALIA, AND
           CLASS A SHARES           FUND INDEX              FAR EAST INDEX
--------------------------------------------------------------------------------
                                   (In Thousands)
4/92           9454                    10000                      10000

4/93           11044                   11158.5                    12219

4/94           13993                   13809.4                    14250

4/95           14146                   13647.9                    15046

4/96           17484                   16011                      16763.9

4/97           8916                    17496.9                    16616

4/98           23293                   21265.4                    19756.8

Past performance is no guarantee of comparable future results.
================================================================================

Your Fund's total return includes sales charges, expenses, and management fees. The performance of the Fund's Class B and Class C shares will differ from Class A shares due to differing fees and expenses. For Fund performance calculations and descriptions of indexes cited on this page, please refer to the inside front cover. Source:Towers Data Systems Hypo--Registered Trademark--

                                                               For Consideration

THE ROTH IRA: THE POWER TO KEEP MORE

Contribute After-Tax Dollars Now . . . So You Can Get Federally Tax-Free Savings Later
--------------------------------------------------------------------------------

A new and potentially more powerful type of IRA--the Roth IRA--became available on January 1, 1998. What makes it more powerful? The Roth IRA gives you the opportunity to keep more of what you earn.
    Are you eligible to open a Roth IRA? The answer is yes if you or your spouse has earned income for the tax year for which you want to make the contribution, and your adjusted gross income is below $110,000 if you are a single tax filer, $160,000 if you file jointly.

TWO KEY ROTH IRA BENEFITS:
TAX-FREE AND PENALTY-FREE WITHDRAWALS

o Of earnings after five years. Earnings on your Roth IRA are federally tax-free if your Roth IRA account has been open for five years and you are at least 59 1/2 years old, or in the case of death or disability. You may also use up to $10,000 of your earnings to buy a first home (after five years).
o Of contributions at any time. For instance, if you make annual contributions of $2,000 for the next three years, you may take out up to $6,000 and use that money for any purpose.

HOW YOU MIGHT PUT BOTH BENEFITS TO WORK FOR YOU

Here's an example of how you may take full advantage of a Roth IRA. You are 39 1/2 years old. You contribute $2,000 after-tax annually in your Roth IRA every year for 20 years, earning an average annual return of 10%. After 20 years, your account has grown to $126,005. Now at age 59 1/2 you can begin taking withdrawals and pay no federal income tax or penalty on any of your $126,005. Or you can keep your money invested and take it out whenever you need it.

THE ROTH IRA: TO CONVERT OR NOT TO CONVERT

Can you convert your Traditional IRA to a Roth IRA? The answer is yes if you meet these requirements:
    You must pay taxes on the amount you convert. If you convert in 1998, you can spread your tax payments over the next four years. This four-year allowance will not be available after December 31, 1998.
    You cannot convert to a Roth IRA if you are married and file your tax return separately, or if your annual gross income is over $100,000.

SOME ROTH IRA CONVERSION GUIDELINES

If you can check most of these boxes, converting your Traditional IRA to a Roth IRA may make sense for you.
--------------------------------------------------------------------------------
o You have assets outside your retirement savings with which you can easily afford to pay the taxes due when you convert.
o You have 10 years or more before you retire. The longer you invest tax-free, the more you benefit.
o Your tax rate will probably be higher in retirement than it is now. If so, you'll pay less taxes now to convert than you would pay at retirement if you withdrew from a traditional IRA.
o You plan to convert in 1998. On January 1, 1999, the ability to spread tax payments over four years disappears.
o You want to keep making contributions after age 70 1/2 and may wish to pass your IRA assets on to your heirs after your death.

ROTH IRA CALCULATOR & ANALYZER

The Roth IRA Analyzer & Calculator at AIM's Internet Web site-- www.aimfunds.com-- can help you determine your IRA eligibility status and whether it makes sense for you to convert an existing IRA into a Roth IRA.

MAKE YOUR IRA CONVERSION DECISION A TRULY INFORMED ONE

Talk to your financial consultant, who knows your specific needs and goals. You may also wish to talk with a tax adviser.

This discussion does not constitute tax advice. Your tax adviser can provide guidance concerning your particular situation.

SCHEDULE OF INVESTMENTS

April 30, 1998
(Unaudited)

                                                     MARKET
                                     SHARES          VALUE
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-90.98%

ARGENTINA-1.85%

Banco Rio de La Plata S.A.
  (Banks-Major Regional)               415,000   $    5,706,250
---------------------------------------------------------------
Perez Companc S.A.-Class B (Oil
  & Gas-Refining & Marketing)        1,467,264        8,819,535
---------------------------------------------------------------
Telefonica de Argentina S.A.-ADR
  (Telephone)                          432,000       16,659,000
---------------------------------------------------------------
YPF Sociedad Anonima-ADR
  (Oil-International Integrated)       508,200       17,723,475
---------------------------------------------------------------
                                                     48,908,260
---------------------------------------------------------------

AUSTRALIA-0.62%

Australia & New Zealand Banking
  Group Ltd. (Banks-Major Regional)  1,791,423       12,505,981
---------------------------------------------------------------
Telstra Corp. Ltd. (Telephone)       1,700,640        3,993,273
---------------------------------------------------------------
                                                     16,499,254
---------------------------------------------------------------

AUSTRIA-0.37%

OMV A.G. (Oil & Gas-Refining &
  Marketing)                            66,000        9,795,589
---------------------------------------------------------------

BELGIUM-1.47%

Barco Industries
  (Manufacturing-Diversified)           41,000       10,860,046
---------------------------------------------------------------
Colruyt N.V. (Retail-Food Chains)       22,000       13,379,102
---------------------------------------------------------------
UCB S.A. (Manufacturing-Diversified)     3,100       14,822,153
---------------------------------------------------------------
                                                     39,061,301
---------------------------------------------------------------

BRAZIL-2.35%

Companhia Energetica de Minas
  Gerais (Electric Companies)          173,000        8,395,488
---------------------------------------------------------------
Petroleo Brasileiro S.A.-Petrobras-
  Preferred (Oil & Gas-Exploration &
  Production)                           30,271        7,676,042
---------------------------------------------------------------
Telecomunicacoes Brasileiras S.A.
  (Telecommunications-
  Cellular/Wireless)                   190,600       18,915,840
---------------------------------------------------------------
Telecomunicacoes de Sao Paulo
  S.A.-TELESP-Preferred (Telephone)     59,100       20,102,217
---------------------------------------------------------------
Telecomunicacoes do Rio de Janeiro
   S.A. (Telecommunications-
   Cellular/Wireless)                   44,988        7,080,698
---------------------------------------------------------------
                                                     62,170,285
---------------------------------------------------------------

CANADA-5.12%

Bank of Montreal (Banks-Major
  Regional)                            281,500       15,356,156
---------------------------------------------------------------
BCE Inc. (Telecommunications-
  Cellular/Wireless)                   302,700       12,892,562
---------------------------------------------------------------
Bombardier Inc. (Aerospace/Defense)    498,000       13,443,928
---------------------------------------------------------------
Canadian National Railway Co.
  (Railroads)                          170,000       11,060,625
---------------------------------------------------------------
Geac Computer Corp. Ltd.
  (Services-Computer Systems)(a)       170,000        6,699,654
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
CANADA-(CONTINUED)

Imasco Ltd.
  (Manufacturing-Diversified)          334,100   $   12,582,638
---------------------------------------------------------------
Mitel Corp. (Communications
  Equipment)(a)                        690,000        9,796,132
---------------------------------------------------------------
Northern Telecom Ltd.-ADR
  (Communications Equipment)           249,400       15,182,225
---------------------------------------------------------------
Royal Bank of Canada
  (Banks-Major Regional)               200,000       11,945,309
---------------------------------------------------------------
Suncor, Inc. (Oil-International
  Integrated)                          380,000       13,102,074
---------------------------------------------------------------
Toronto-Dominion Bank
  (Banks-Regional)                     298,000       13,609,400
---------------------------------------------------------------
                                                    135,670,703
---------------------------------------------------------------

CHILE-0.45%

Cia. de Telecomunicaciones de
  Chile S.A.-ADR (Telephone)           263,925        6,614,620
---------------------------------------------------------------
Quinenco S.A.-ADR
  (Financial-Diversified)              513,900        5,299,594
---------------------------------------------------------------
                                                     11,914,214
---------------------------------------------------------------

DENMARK-1.08%

Novo Nordisk A/S-Class B (Health
  Care-Drugs-Generic & Other)          176,600       28,651,023
---------------------------------------------------------------

FINLAND-1.18%

Nokia Oyj A.B.-Class A
  (Communications Equipment)           464,000       31,129,205
---------------------------------------------------------------

FRANCE-16.03%

Accor S.A. (Lodging-Hotels)             91,000       24,812,677
---------------------------------------------------------------
Alcatel Alsthom
  (Manufacturing-Diversified)          160,000       29,678,922
---------------------------------------------------------------
AXA S.A. (Insurance-Multi-Line)        132,000       15,503,577
---------------------------------------------------------------
Banque Nationale de Paris
  (Banks-Major Regional)               250,000       21,086,342
---------------------------------------------------------------
Cap Gemini Sogeti S.A.
  (Computers-Software & Services)      213,500       27,739,727
---------------------------------------------------------------
Compagnie Francaise d'Etudes et
  de Construction Technip (Oil &
  Gas-Refining & Marketing)            103,000       13,091,332
---------------------------------------------------------------
Danone (Foods)                          89,000       21,024,788
---------------------------------------------------------------
Elf Aquitaine S.A. (Oil &
  Gas-Refining & Marketing)             97,500       12,797,787
---------------------------------------------------------------
Essilor International S.A.
  (Manufacturing-Specialized)           47,940       19,380,170
---------------------------------------------------------------
Lafarge S.A. (Engineering &
  Construction)                        212,000       20,032,607
---------------------------------------------------------------
Legrand S.A. (Housewares)               56,000       14,812,843
---------------------------------------------------------------
Pinault-Printemps-Redoute S.A.
  (Retail-General Merchandise)          34,800       25,924,871
---------------------------------------------------------------
Promodes (Retail-Food Chains)           28,000       13,494,593
---------------------------------------------------------------
PSA Peugeot Citreon (Automobiles)       73,000       12,678,756
---------------------------------------------------------------
Renault S.A. (Automobiles)(a)          855,000       39,684,745
---------------------------------------------------------------
Rexel S.A. (Distributors-Food &
  Health)                               37,000       14,865,247
---------------------------------------------------------------
Schneider S.A. (Housewares)            287,000       21,485,610
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
FRANCE-(CONTINUED)

Societe BIC S.A. (Office
  Equipment & Supplies)                136,550   $    9,400,165
---------------------------------------------------------------
Societe Generale (Banks-Major
  Regional)                             87,000       18,120,778
---------------------------------------------------------------
Sodexho Alliance S.A.
  (Services-Commercial & Consumer)      36,800        6,740,442
---------------------------------------------------------------
Suez Lyonnaise des Eaux
  (Manufacturing-Diversified)           75,000       12,726,668
---------------------------------------------------------------
Total S.A.-Class B (Oil &
  Gas-Refining & Marketing)            111,000       13,203,294
---------------------------------------------------------------
Valeo S.A. (Auto Parts & Equipment)    161,000       16,016,969
---------------------------------------------------------------
                                                    424,302,910
---------------------------------------------------------------

GERMANY-7.43%

Adidas A.G. (Footwear)                 146,000       24,209,910
---------------------------------------------------------------
Allianz A.G.
  (Insurance-Multi-Line)                43,500       13,383,869
---------------------------------------------------------------
Bayerische Vereinsbank A.G.
  (Banks-Major Regional)               285,000       21,683,574
---------------------------------------------------------------
Continental A.G. (Auto Parts &
  Equipment)                           285,000        8,101,555
---------------------------------------------------------------
Dresdner Bank A.G. (Banks-Major
  Regional)                            240,000       12,989,243
---------------------------------------------------------------
Henkel KGaA (Chemicals-Diversified)    266,500       20,795,942
---------------------------------------------------------------
Mannesmann A.G.
  (Machinery-Diversified)               32,250       25,597,235
---------------------------------------------------------------
Porsche A.G. (Automobiles)               3,300        8,258,737
---------------------------------------------------------------
SAP A.G. (Computers-Software &
  Services)                             27,000       12,791,929
---------------------------------------------------------------
SAP A.G.-Preferred
  (Computers-Software & Services)       27,000       13,469,149
---------------------------------------------------------------
VEBA A.G. (Manufacturing-Diversified)  155,000       10,246,363
---------------------------------------------------------------
Volkswagen A.G. (Automobiles)           31,500       25,089,739
---------------------------------------------------------------
                                                    196,617,245
---------------------------------------------------------------

HONG KONG-2.19%

Cosco Pacific Ltd.
  (Financial-Diversified)            9,772,000        6,623,160
---------------------------------------------------------------
Hong Kong & China Gas Co. Ltd.
  (Natural Gas)                     10,209,056       13,904,666
---------------------------------------------------------------
HSBC Holdings PLC (Banks-Major
  Regional)                            490,000       13,980,119
---------------------------------------------------------------
Hutchison Whampoa Ltd.
  (Retail-Food Chains)               2,552,000       15,781,152
---------------------------------------------------------------
New World Infrastructure Ltd.
  (Services-Commercial &
  Consumer)(a)                       1,484,200        3,190,283
---------------------------------------------------------------
Ng Fung Hong Ltd. (Foods)            4,986,000        4,505,809
---------------------------------------------------------------
                                                     57,985,189
---------------------------------------------------------------

HUNGARY-0.23%

Gedeon Richter (Health
  Care-Drugs-Major Pharmaceuticals)     57,200        6,091,800
---------------------------------------------------------------

INDONESIA-0.28%

Gulf Indonesia Resources Ltd.
  (Oil-International Integrated)(a)    488,400        7,509,150
---------------------------------------------------------------

IRELAND-1.43%

Allied Irish Banks PLC
  (Banks-Regional)                     915,000       12,751,284
---------------------------------------------------------------
Bank of Ireland (Banks-Major
  Regional)                            750,000       15,315,919
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
IRELAND-(CONTINUED)

Elan Corp. PLC-ADR (Health
  Care-Drugs-Generic & Other)(a)       158,800   $    9,865,450
---------------------------------------------------------------
                                                     37,932,653
---------------------------------------------------------------

ITALY-4.91%

Assicurazioni Generali
  (Insurance-Multi-Line)               508,500       15,230,168
---------------------------------------------------------------
Credito Italiano S.p.A.
  (Banks-Major Regional)             2,400,000       12,562,622
---------------------------------------------------------------
Ente Nazionale Idrocarburi
  S.p.A. (Oil & Gas-Refining &
  Marketing)                         2,050,000       13,737,263
---------------------------------------------------------------
Istituto Mobiliare Italiano
  S.p.A. (Banks-Major Regional)        825,000       13,439,114
---------------------------------------------------------------
Pirelli S.p.A. (Electrical
  Equipment)                         5,520,371       18,234,505
---------------------------------------------------------------
Telecom Italia Mobile S.p.A.
  (Telecommunications-
  Cellular/Wireless)                   5,100,000     29,217,715
---------------------------------------------------------------
Telecom Italia S.p.A. (Telephone)    3,650,000       27,498,377
---------------------------------------------------------------
                                                    129,919,764
---------------------------------------------------------------

JAPAN-7.39%

Advantest Corp.
  (Electronics-Instrumentation)        217,910       14,649,135
---------------------------------------------------------------
Bridgestone Corp. (Auto Parts &
  Equipment)                           477,000       10,881,033
---------------------------------------------------------------
Canon, Inc. (Office Equipment &
  Supplies)                            398,000        9,409,623
---------------------------------------------------------------
Fuji Photo Film Co. (Leisure
  Time-Products)                       265,000        9,427,827
---------------------------------------------------------------
Hitachi Cable, Ltd. (Metal
  Fabricators)                       1,254,000        6,242,058
---------------------------------------------------------------
Honda Motor Co., Ltd. (Automobiles)    391,000       14,176,297
---------------------------------------------------------------
Ibiden Co., Ltd.
  (Electronics-Component
  Distributors)                        634,000       10,008,762
---------------------------------------------------------------
Minebea Co. Ltd.
  (Electronics-Component
  Distributors)                      1,614,000       18,043,055
---------------------------------------------------------------
Murata Manufacturing Co., Ltd.
  (Electronics-Component
  Distributors)                        326,000        9,554,196
---------------------------------------------------------------
Nippon Telegraph & Telephone
  Corp. (Telephone)                     15,790       13,835,184
---------------------------------------------------------------
Nippon Television Network Corp.
  (Broadcasting-Television,
  Radio & Cable)                        26,530        7,835,358
---------------------------------------------------------------
NTT Data Communications Systems
  Co. (Computers-Software & Services)    2,960       12,788,881
---------------------------------------------------------------
Rohm Co. (Electronics-Component
  Distributors)                        104,000       11,736,234
---------------------------------------------------------------
SMC Corp. (Machinery-Diversified)      100,000        8,308,785
---------------------------------------------------------------
Sony Corp. (Electronics-Component
  Distributors)                        234,000       19,460,231
---------------------------------------------------------------
TDK Corp. (Electrical Equipment)       244,000       19,278,193
---------------------------------------------------------------
                                                    195,634,852
---------------------------------------------------------------

MEXICO-3.00%

Cifra S.A. de C.V.-Series C
  (Retail-General Merchandise)(a)    5,637,000        9,589,242
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
MEXICO-(CONTINUED)

Cifra S.A. de C.V.-Series V
  (Retail-General Merchandise)(a)      656,432   $    1,146,059
---------------------------------------------------------------
Coca-Cola Femsa S.A.-ADR
  (Beverages-Non-Alcoholic)            554,600        9,428,200
---------------------------------------------------------------
Fomento Economico Mexicano, S.A.
  de C.V.-Class B
  (Beverages-Alcoholic)              1,282,350        9,487,139
---------------------------------------------------------------
Grupo Industrial Maseca S.A. de
  C.V.-Class B (Foods)               5,457,500        3,934,723
---------------------------------------------------------------
Grupo Televisa S.A.-GDR
  (Entertainment)(a)                   374,200       15,342,200
---------------------------------------------------------------
Kimberly-Clark de Mexico, S.A.
  de C.V.-Class A (Paper &
  Forest Products)                   2,700,000       13,247,924
---------------------------------------------------------------
Panamerican Beverages, Inc.-Class A
  (Beverages-Non-Alcoholic)            370,000       14,753,750
---------------------------------------------------------------
TV Azteca, S.A. de C.V.-ADR
  (Broadcasting-Television,
  Radio & Cable)                       136,200        2,536,725
---------------------------------------------------------------
                                                     79,465,962
---------------------------------------------------------------

NETHERLANDS-4.44%

CMG PLC (Computers-Software &
  Services)                            357,800       16,011,643
---------------------------------------------------------------
Getronics N.V.
  (Computers-Software & Services)      417,000       18,454,433
---------------------------------------------------------------
Koninklijke Ahold N.V.
  (Retail-Food Chains)                 661,000       20,614,326
---------------------------------------------------------------
Koninklijke Numico N.V. (Foods)        153,000        5,112,371
---------------------------------------------------------------
Philips Electronics N.V.
  (Household Furniture & Appliances)   225,000       19,825,751
---------------------------------------------------------------
Randstad Holdings N.V.
  (Services-Commercial & Consumer)     137,000        6,727,588
---------------------------------------------------------------
Vendex International N.V.
  (Retail-General Merchandise)         215,000       13,793,377
---------------------------------------------------------------
VNU-Verenigde Nederlandse
  Uitgeversbedrijven Verenigd
  Bezit (Publishing)                   525,000       16,996,682
---------------------------------------------------------------
                                                    117,536,171
---------------------------------------------------------------

NORWAY-0.53%

Petroleum Geo-Services A.S.A.
  (Oil-International Integrated)(a)    215,000       13,955,515
---------------------------------------------------------------

PHILIPPINES-0.29%

Philippine Long Distance
  Telephone Co. (Telephone)            168,960        4,523,836
---------------------------------------------------------------
Philippine Long Distance
  Telephone Co.-ADR (Telephone)        119,200        3,218,400
---------------------------------------------------------------
                                                      7,742,236
---------------------------------------------------------------

PORTUGAL-2.57%

Banco Comercial Portugues, S.A.
  (Banks-Major Regional)               440,000       15,428,230
---------------------------------------------------------------
Cimpor-Cimentos de Portugal S.A.
  (Construction-Cement & Aggregates)   215,000        7,952,615
---------------------------------------------------------------
Electricidade de Portugal,
  S.A.-ADR (Electric Companies)        140,800        7,321,600
---------------------------------------------------------------
Portugal Telecom S.A. (Telephone)      510,000       27,410,559
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
PORTUGAL-(CONTINUED)

Telecel-Comunicacaoes Pessoais,
  S.A. (Telecommunications-Cellular/
  Wireless)(a)                          55,000   $    9,868,421
---------------------------------------------------------------
                                                     67,981,425
---------------------------------------------------------------

SINGAPORE-0.26%

Overseas Union Bank Ltd.
  (Banks-Major Regional)             1,846,800        6,999,874
---------------------------------------------------------------

SPAIN-3.94%

Banco Bilbao Vizcaya, S.A.
  (Banks-Major Regional)               432,000       22,238,214
---------------------------------------------------------------
Banco Popular Espanol S.A.
  (Banks-Major Regional)               144,300       11,843,401
---------------------------------------------------------------
Endesa S.A. (Electric Companies)     1,171,000       28,448,457
---------------------------------------------------------------
Iberdrola S.A. (Electric Companies)  1,100,000       17,695,338
---------------------------------------------------------------
Telefonica de Espana (Telephone)       565,000       23,594,222
---------------------------------------------------------------
Telefonica de Espana-Rights,
  expiring 05/30/98 (Telephone)(a)     565,000          445,174
---------------------------------------------------------------
                                                    104,264,806
---------------------------------------------------------------

SWEDEN-1.73%

Hennes & Mauritz A.B.-Class B
  (Retail-Specialty-Apparel)           133,992        6,974,784
---------------------------------------------------------------
Sparbanken Sverige A.B.-Class A
  (Banks-Major Regional)               530,000       16,566,778
---------------------------------------------------------------
Svenska Handelsbanken-Class A
  (Banks-Major Regional)               490,000       22,215,190
---------------------------------------------------------------
                                                     45,756,752
---------------------------------------------------------------

SWITZERLAND-5.63%

Clariant A.G. (Chemicals-Specialty)     19,200       20,662,358
---------------------------------------------------------------
Credit Suisse Group (Banks/Major
  Regional)                            122,300       26,893,450
---------------------------------------------------------------
Holderbank Financiere Glarus
  A.G.-Class B (Construction-Cement
 & Aggregates)                          12,000       12,698,074
---------------------------------------------------------------
Nestle S.A. (Foods)                     15,000       29,086,426
---------------------------------------------------------------
Rieter Holdings Ltd.
  (Machinery-Diversified)               23,000       13,808,889
---------------------------------------------------------------
Schweizerischer Bankverein
  (Banks-Major Regional)                71,000       24,649,164
---------------------------------------------------------------
Zurich Versicherungs-Gesellschaft
  (Insurance-Multi-Line)                35,000       21,316,719
---------------------------------------------------------------
                                                    149,115,080
---------------------------------------------------------------

TAIWAN-0.12%

Taiwan Semiconductor
  Manufacturing Co.-ADR
 (Electronics-Semiconductors)(a)       131,300        3,225,056
---------------------------------------------------------------

UNITED KINGDOM-14.09%

Airtours PLC
  (Services-Commercial &
  Consumer)                          1,399,350       12,257,912
---------------------------------------------------------------
Bodycote International PLC
  (Chemicals-Specialty)                410,000        8,214,985
---------------------------------------------------------------
British Aerospace PLC
  (Aerospace/Defense)                  425,000       14,202,034
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
UNITED KINGDOM-(CONTINUED)

British Petroleum Co. PLC (Oil &
  Gas-Refining & Marketing)            437,200   $    6,906,345
---------------------------------------------------------------
Cable & Wireless PLC
  (Telecommunications-
  Cellular/Wireless)                   1,755,000     20,106,377
---------------------------------------------------------------
Compass Group PLC
  (Services-Commercial & Consumer)     970,000       16,791,064
---------------------------------------------------------------
EMAP PLC (Publishing)                  965,000       19,641,924
---------------------------------------------------------------
General Electric Co. PLC
  (Manufacturing-Diversified)        1,769,800       14,651,953
---------------------------------------------------------------
GKN PLC
  (Manufacturing-Diversified)          530,000       15,308,560
---------------------------------------------------------------
Granada Group PLC (Leisure
  Time-Products)                       435,000        7,493,636
---------------------------------------------------------------
Hays PLC (Services-Commercial &
  Consumer)                          1,050,050       17,816,737
---------------------------------------------------------------
Kingfisher PLC
  (Retail-Department Stores)         1,003,800       18,232,371
---------------------------------------------------------------
Ladbroke Group PLC (Leisure
  Time-Products)                     2,500,000       13,745,859
---------------------------------------------------------------
Lloyds TSB Group PLC
  (Banks-Major Regional)               570,000        8,537,025
---------------------------------------------------------------
Misys PLC (Services-Commercial &
  Consumer)                            390,000       18,752,906
---------------------------------------------------------------
Pearson PLC (Specialty Printing)       950,000       14,887,759
---------------------------------------------------------------
Provident Financial PLC
  (Consumer Finance)                   909,333       15,193,391
---------------------------------------------------------------
Railtrack Group PLC (Shipping)       1,461,448       26,703,669
---------------------------------------------------------------
Rentokil Initial PLC
  (Services-Commercial & Consumer)   2,760,000       17,783,525
---------------------------------------------------------------
Royal & Sun Alliance Insurance
  Group PLC (Insurance-Multi-Line)   1,350,000       15,082,605
---------------------------------------------------------------
Siebe PLC (Electronics-
  Component/Distributors)              370,000        8,267,502
---------------------------------------------------------------
Smiths Industries PLC
  (Machinery-Diversified)              256,000        3,684,317
---------------------------------------------------------------
Unilever PLC (Foods)                 2,064,000       21,989,495
---------------------------------------------------------------
Vodafone Group PLC
  (Telecommunications-
  Cellular/Wireless)                   1,865,000     20,430,842
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
UNITED KINGDOM-(CONTINUED)

WPP Group PLC
  (Services-Advertising/Marketing)   2,575,000   $   16,343,879
---------------------------------------------------------------
                                                    373,026,672
---------------------------------------------------------------
    Total Foreign Stocks & Other
      Equity Interests (Cost
      $1,675,471,312)                             2,408,862,946
---------------------------------------------------------------

                                   PRINCIPAL
                                     AMOUNT
FOREIGN CONVERTIBLE BONDS-0.77%

FRANCE-0.57%

AXA-UAP (Insurance-Multi-Line),
  Conv. Sr. Deb., 4.50%,
  01/01/99(b)          FRF          33,885,000   $   14,958,838
---------------------------------------------------------------

HONG KONG-0.20%

New World Infrastructure Ltd.
  (Services-Commercial &
  Consumer), Conv. Bonds, 5.00%,
  07/15/01 (acquired 04/10/97 -
  04/11/97; cost $2,056,313)(c)   $  1,750,000        1,758,750
---------------------------------------------------------------
New World Infrastructure Ltd.
  (Services-Commercial &
  Consumer), Conv. Bonds, 5.00%,
  07/15/01                        $  3,650,000        3,668,250
---------------------------------------------------------------
                                                      5,427,000
---------------------------------------------------------------
    Total Foreign Convertible
      Bonds (Cost $14,910,209)                       20,385,838
---------------------------------------------------------------

REPURCHASE AGREEMENTS-6.19%(d)

Dean Witter Reynolds, 5.55%,
  05/01/98(e)                           42,092           42,092
---------------------------------------------------------------
Goldman Sachs & Co., 5.53%,
  05/01/98(f)                          505,897          505,897
---------------------------------------------------------------
Lehman Brothers Inc.,
  5.32%, 05/01/98(g)                70,494,103       70,494,103
---------------------------------------------------------------
  5.30%, 05/01/98(h)                93,000,000       93,000,000
---------------------------------------------------------------
    Total Repurchase Agreements
      (Cost $164,042,092)          164,042,092      164,042,092
---------------------------------------------------------------
TOTAL INVESTMENTS-97.94%                          2,593,290,876
---------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-2.06%                                  54,413,600
---------------------------------------------------------------
NET ASSETS-100.00%                               $2,647,704,476
===============================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Conv. - Convertible
Deb.  - Debenture
FRF   - French Franc
GDR   - Global Depositary Receipt
Sr.   - Senior

Notes to Schedule of Investments:

(a)Non-income producing security.
(b)Foreign denominated security. Par value and coupon are denominated in currency indicated.
(c)Restricted security. May be resold to qualified institutional buyers in accordance with provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of this security has been determined in accordance with procedures established by the Board of Directors. The aggregate market value of this security represented 0.07% of the Fund's net assets.
(d)Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreements. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e)Joint repurchase agreement entered into 04/30/98 with a maturing value of $300,046,250. Collateralized by $307,111,000 U.S. Government obligations, 0% to 9.40% due 06/10/98 to 09/26/19 with an aggregate market value at 04/30/98 of $306,000,308.
(f)Joint repurchase agreement entered into 04/30/98 with a maturing value of $500,076,806. Collaterized by $495,889,000 U.S. obligations, 0% to 7.75% due
   07/23/98 to 01/15/08 with an aggregate market value at 04/30/98 of $510,500,080.
(g)Joint repurchase agreement entered into 04/30/98 with a maturing value of $450,066,250. Collateralized by $522,302,000 U.S. Government obligations, 0% to 7.45% due 08/14/98 to 10/08/27 with an aggregate market value at 04/30/98 of $459,005,491.
(h)Joint repurchase agreement entered into 04/30/98 with a maturing value of $450,066,500. Collateralized by $557,597,000 U.S. Government obligations, 0% to 8.60% due 05/26/98 to 11/12/27 with an aggregate market value at 04/30/98 of $459,003,592.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 1998
(Unaudited)

ASSETS:

Investments, at market value (cost
$1,854,423,613)                               $2,593,290,876
------------------------------------------------------------
Foreign currencies, at value (cost
  $39,795,295)                                    39,909,798
------------------------------------------------------------
Receivables for:
  Investments sold                                55,680,888
------------------------------------------------------------
  Capital stock sold                              21,561,568
------------------------------------------------------------
  Dividends and interest                           7,650,132
------------------------------------------------------------
Investment for deferred compensation plan             30,987
------------------------------------------------------------
Other assets                                          78,119
------------------------------------------------------------
    Total assets                               2,718,202,368
------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                           56,007,863
------------------------------------------------------------
  Capital stock reacquired                        10,478,190
------------------------------------------------------------
  Deferred compensation                               30,987
------------------------------------------------------------
Accrued advisory fees                              1,866,012
------------------------------------------------------------
Accrued administrative services fees                   9,020
------------------------------------------------------------
Accrued directors' fees                                3,171
------------------------------------------------------------
Accrued distribution fees                          1,116,490
------------------------------------------------------------
Accrued transfer agent fees                          449,100
------------------------------------------------------------
Accrued operating expenses                           537,059
------------------------------------------------------------
    Total liabilities                             70,497,892
------------------------------------------------------------
Net assets applicable to shares outstanding   $2,647,704,476
============================================================

NET ASSETS:

Class A                                       $1,795,441,087
============================================================
Class B                                       $  810,320,352
============================================================
Class C                                       $   41,943,037
============================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                     92,375,514
============================================================
Class B:
  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                     42,646,310
============================================================
Class C:
  Authorized                                     200,000,000
------------------------------------------------------------
  Outstanding                                      2,206,392
============================================================
Class A:

  Net asset value and redemption price per
  share                                       $        19.44
============================================================
  Offering price per share:
    (Net asset value of $19.44
    divided by 94.50%)                        $        20.57
============================================================
Class B:
  Net asset value and offering price per
  share                                       $        19.00
============================================================
Class C:
  Net asset value and offering price per
  share                                       $        19.01
============================================================

STATEMENT OF OPERATIONS

For the six months ended April 30, 1998
(Unaudited)

INVESTMENT INCOME:

Dividends (net of $1,376,801 foreign
  withholding tax)                             $ 11,416,813
-----------------------------------------------------------
Interest                                          4,046,927
-----------------------------------------------------------
    Total investment income                      15,463,740
-----------------------------------------------------------

EXPENSES:

Advisory fees                                    10,734,834
-----------------------------------------------------------
Administrative services fees                         52,690
-----------------------------------------------------------
Custodian fees                                      875,718
-----------------------------------------------------------
Directors' fees                                      11,494
-----------------------------------------------------------
Distribution fees-Class A                         2,392,026
-----------------------------------------------------------
Distribution fees-Class B                         3,573,314
-----------------------------------------------------------
Distribution fees-Class C                           105,364
-----------------------------------------------------------
Transfer agent fees-Class A                       1,302,309
-----------------------------------------------------------
Transfer agent fees-Class B                         857,137
-----------------------------------------------------------
Transfer agent fees-Class C                          23,095
-----------------------------------------------------------
Other                                               370,732
-----------------------------------------------------------
    Total expenses                               20,298,713
-----------------------------------------------------------
Less: Fees waived by advisor                       (458,632)
-----------------------------------------------------------
   Expenses paid indirectly                         (15,154)
-----------------------------------------------------------
    Net expenses                                 19,824,927
-----------------------------------------------------------
Net investment income (loss)                     (4,361,187)
-----------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                          45,242,054
-----------------------------------------------------------
  Foreign currencies                             (4,049,506)
-----------------------------------------------------------
                                                 41,192,548
-----------------------------------------------------------
Net unrealized appreciation (depreciation)
  of:
  Investment securities                         351,178,968
-----------------------------------------------------------
  Foreign currencies                                (11,635)
-----------------------------------------------------------
                                                351,167,333
-----------------------------------------------------------
    Net gain from investment securities and
      foreign
      currencies                                392,359,881
-----------------------------------------------------------
Net increase in net assets resulting from
  operations                                   $387,998,694
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 1998 and the year ended October 31, 1997 (Unaudited)

                                                                APRIL 30,         OCTOBER 31,
                                                                   1998               1997
                                                              --------------     --------------
OPERATIONS:

  Net investment income (loss)                                $   (4,361,187)    $      328,254
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
  foreign currencies                                              41,192,548        (16,556,015)
-----------------------------------------------------------------------------------------------
  Net unrealized appreciation of investment securities and
  foreign currencies                                             351,167,333        193,195,060
-----------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations         387,998,694        176,967,299
-----------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
    Class A                                                       (5,802,803)        (1,250,230)
-----------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
    Class A                                                               --        (31,812,536)
-----------------------------------------------------------------------------------------------
    Class B                                                               --        (11,361,858)
-----------------------------------------------------------------------------------------------
Share transactions-net:
    Class A                                                      (44,913,515)       363,888,653
-----------------------------------------------------------------------------------------------
    Class B                                                       16,973,074        282,384,176
-----------------------------------------------------------------------------------------------
    Class C                                                       24,421,262         13,462,792
-----------------------------------------------------------------------------------------------
  Net increase in net assets                                     378,676,712        792,278,296
-----------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          2,269,027,764      1,476,749,468
-----------------------------------------------------------------------------------------------
  End of period                                               $2,647,704,476     $2,269,027,764
===============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $1,894,342,763     $1,897,861,942
-----------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (4,300,475)         5,863,515
-----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                             18,739,029        (22,453,519)
-----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                           738,923,159        387,755,826
-----------------------------------------------------------------------------------------------
                                                              $2,647,704,476     $2,269,027,764
===============================================================================================

NOTES TO FINANCIAL STATEMENTS

April 30, 1998
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM International Equity Fund (the "Fund") is a series portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios: AIM International Equity Fund, AIM Asian Growth Fund, AIM European Development Fund, AIM Global Aggressive Growth Fund, AIM Global Growth Fund and AIM Global Income Fund. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class are voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to provide long-term growth of capital.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations-A security listed or traded on an exchange (except convertible bonds) is valued at the last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, at the mean between the closing bid and asked prices on that day. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Securities traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) are valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Securities reported on the NASDAQ National Market System are valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors, such as yield, type of issue, coupon rate and maturity date. Securities for which market quotations are either not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Investments with maturities of 60 days or less are valued on the basis of amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Foreign Currency Translations--Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
C. Foreign Currency Contracts--A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
D. Securities Transactions, Investment Income and Distributions--Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.
E. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $14,969,471 (which may be carried forward to offset future capital gains, if any) which expires, if not previously utilized, through the year 2005.
F. Expenses--Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.95% of the first $1 billion of the Fund's average daily net assets, plus 0.90% of the Fund's average daily net assets in excess of $1 billion. AIM is currently voluntarily waiving a portion of its advisory fees paid by the Fund to AIM to the extent necessary to reduce the fees paid by the Fund at net asset levels higher than those currently incorporated in the present advisory fee schedule. Under the voluntary waiver, AIM will receive a fee calculated at the annual rate of 0.95% of the first $500 million of the Fund's average daily net assets, plus 0.90% of the Fund's average daily net assets in excess of $500 million to and including $1 billion, plus 0.85% of the Fund's average daily net assets in excess of $1 billion. The waiver of fees is voluntary and the Board of Directors of the Company would be advised of any decision by AIM to discontinue the waiver. During the six months ended April 30, 1998, AIM waived fees of $458,632.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the six months ended April 30, 1998, AIM was reimbursed $52,690 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") for certain costs incurred in providing transfer agency services to the Fund. During the six months ended April 30, 1998, AFS was paid $998,792 for such services.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor of the Class A, Class B and Class C shares of the Fund. The Company has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and Class C Plan"), and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at the annual rate of 0.30% of the average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. AIM Distributors may, from time to time, assign, transfer, or pledge to one or more designees, its rights to all or a designated portion of (a) compensation received by AIM Distributors from the Fund pursuant to the Class B Plan (but not AIM Distributors' duties and obligations pursuant to the Class B Plan) and (b) any contingent deferred sales charges received by AIM Distributors related to the Class B shares. During the six months ended April 30, 1998, the Class A and Class B and Class C shares paid AIM Distributors $2,392,026, $3,573,314 and $105,364, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $314,771 from sales of the Class A shares of the Fund during the six months ended April 30, 1998. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended April 30, 1998, AIM Distributors received commissions of $74,322 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.
  During the six months ended April 30, 1998, the Fund incurred legal fees of $2,872 for services rendered by the law firm of Kramer, Levin, Naftalis & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

During the six months ended April 30, 1998, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $13,194 and $1,960, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $15,154 during the six months ended April 30, 1998.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. During the six months ended April 30, 1998, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.
  Pursuant to an amendment to the line of credit agreement effective May 1, 1998, the Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by the prospectus for borrowings.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended April 30, 1998 was $664,094,127 and $742,599,080, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of April 30, 1998 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $768,024,595
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (36,019,695)
---------------------------------------------------------
Net unrealized appreciation of investment
  securities                                 $732,004,900
=========================================================

Cost of investments for tax purposes is $1,861,285,976.

NOTE 7-CAPITAL STOCK

Changes in the Fund's capital stock outstanding during the six months ended April 30, 1998 and the year ended October 31, 1997 were as follows:

                                  APRIL 30,                        OCTOBER 31,
                                    1998                               1997
                       -------------------------------    ------------------------------
                          SHARES           AMOUNT           SHARES           AMOUNT
                       ------------    ---------------    -----------    ---------------
Sold:
  Class A               108,917,465    $ 1,914,533,895    105,291,824    $ 1,764,668,535
----------------------------------------------------------------------------------------
  Class B                 5,530,453         95,396,155     21,599,075        352,871,134
----------------------------------------------------------------------------------------
  Class C*               11,381,107        199,489,258      1,372,281         23,795,456
----------------------------------------------------------------------------------------
Issued as reinvestment
  of dividends:
  Class A                   332,410          5,441,423      2,035,986         31,231,975
----------------------------------------------------------------------------------------
  Class B                        --                 --        707,879         10,688,975
----------------------------------------------------------------------------------------
Reacquired:
  Class A              (111,677,282)    (1,964,888,833)   (84,633,652)    (1,432,011,857)
----------------------------------------------------------------------------------------
  Class B                (4,615,967)       (78,423,081)    (4,913,096)       (81,175,933)
----------------------------------------------------------------------------------------
  Class C*               (9,963,335)      (175,067,996)      (583,661)       (10,332,664)
----------------------------------------------------------------------------------------
                            (95,149)   $    (3,519,179)    40,876,636    $   659,735,621
========================================================================================

* Class C commenced sales on August 4, 1997.

NOTE 8-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A capital stock outstanding during the six months ended April 30, 1998 and each of the years in the five-year period ended October 31, 1997, for a share of Class B capital stock outstanding during the six months ended April 30, 1998, each of the years in the three-year period ended October 31, 1997 and the period September 15, 1994 (date sales commenced) through October 31, 1994, and for a share of Class C capital stock outstanding during the six months ended April 30, 1998 and the period August 4, 1997 (date sales commenced) through October 31, 1997.

                                                                                      CLASS A
                                                  -------------------------------------------------------------------------------
                                                                                           OCTOBER 31,
                                                  APRIL 30,      ----------------------------------------------------------------
                                                     1998           1997          1996          1995         1994         1993
                                                  ----------     ----------    -----------    ---------    ---------    ---------
Net asset value, beginning of period              $    16.64     $    15.37    $     13.65    $   13.50    $   12.18    $    8.88
------------------------------------------------  ----------     ----------    -----------    ---------    ---------    ---------
Income from investment operations:
  Net investment income (loss)                         (0.01)(a)       0.04(a)        0.04(a)      0.01         0.02         0.02
------------------------------------------------  ----------     ----------    -----------    ---------    ---------    ---------
  Net gains on securities (both realized and
    unrealized)                                         2.87           1.68           2.07         0.62         1.31         3.29
------------------------------------------------  ----------     ----------    -----------    ---------    ---------    ---------
        Total from investment operations                2.86           1.72           2.11         0.63         1.33         3.31
------------------------------------------------  ----------     ----------    -----------    ---------    ---------    ---------
Less distributions:
  Dividends from net investment income                 (0.06)         (0.02)         (0.01)       (0.04)       (0.01)       (0.01)
------------------------------------------------  ----------     ----------    -----------    ---------    ---------    ---------
  Distributions from net realized gains                   --          (0.43)         (0.38)       (0.44)          --           --
------------------------------------------------  ----------     ----------    -----------    ---------    ---------    ---------
        Total distributions                            (0.06)         (0.45)         (0.39)       (0.48)       (0.01)       (0.01)
------------------------------------------------  ----------     ----------    -----------    ---------    ---------    ---------
Net asset value, end of period                    $    19.44     $    16.64    $     15.37    $   13.65    $   13.50    $   12.18
================================================  ==========     ==========    ===========    =========    =========    =========
Total return(b)                                        17.27%         11.43%         15.79%        5.24%       10.94%       37.36%
================================================  ==========     ==========    ===========    =========    =========    =========
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $1,795,441     $1,577,390    $ 1,108,395    $ 654,764    $ 708,159    $ 372,282
================================================  ==========     ==========    ===========    =========    =========    =========
Ratio of expenses to average net assets(c)              1.46%(d)(e)    1.47%          1.58%        1.67%        1.64%        1.78%
================================================  ==========     ==========    ===========    =========    =========    =========
Ratio of net investment income (loss) to average
  net assets(f)                                        (0.13)%(d)       0.24%         0.25%        0.10%        0.22%        0.28%
================================================  ==========     ==========    ===========    =========    =========    =========
Portfolio turnover rate                                   30%            50%            66%          68%          67%          62%
================================================  ==========     ==========    ===========    =========    =========    =========
Average brokerage commission rate(g)              $   0.0229     $   0.0168    $    0.0192          N/A          N/A          N/A
================================================  ==========     ==========    ===========    =========    =========    =========

(a) Calculated using average shares outstanding.
(b) Does not deduct sales charges and are not annualized for periods less than one year.
(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.50% (annualized), 1.51%, 1.60% and 1.68% for 1998-1995.
(d) Ratios are annualized and based on average net assets of $1,607,899,814.
(e) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have been the same.
(f) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were (0.17)% (annualized), 0.20%, 0.22% and 0.09% for 1998-1995.
(g) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                                                                   CLASS B                                       CLASS C
                                          ---------------------------------------------------------     -------------------------
                                                                        OCTOBER 31,
                                          APRIL 30,     -------------------------------------------     APRIL 30,     OCTOBER 31,
                                            1998          1997         1996        1995       1994        1998           1997
                                          ---------     --------     --------     ------     ------     ---------     -----------
Net asset value, beginning of period      $  16.27      $  15.13     $  13.54     $13.49     $13.42      $ 16.27        $ 17.64
----------------------------------------  --------      --------     --------     ------     ------      -------        -------
Income from investment operations:
  Net investment income (loss)               (0.08)(a)     (0.09)(a)    (0.07)(a)  (0.09)     (0.01)       (0.09)(a)      (0.02)(a)
----------------------------------------  --------      --------     --------     ------     ------      -------        -------
  Net gains (losses) on securities (both
    realized and unrealized)                  2.81          1.66         2.04       0.61       0.08         2.83          (1.35)
----------------------------------------  --------      --------     --------     ------     ------      -------        -------
        Total from investment operations      2.73          1.57         1.97       0.52       0.07         2.74          (1.37)
----------------------------------------  --------      --------     --------     ------     ------      -------        -------
Less distributions:
  Dividends from net investment income          --            --           --      (0.03)        --           --             --
----------------------------------------  --------      --------     --------     ------     ------      -------        -------
  Distributions from net realized gains         --         (0.43)       (0.38)     (0.44)        --           --             --
----------------------------------------  --------      --------     --------     ------     ------      -------        -------
        Total distributions                     --         (0.43)       (0.38)     (0.47)        --           --             --
----------------------------------------  --------      --------     --------     ------     ------      -------        -------
Net asset value, end of period            $  19.00      $  16.27     $  15.13     $13.54     $13.49      $ 19.01        $ 16.27
========================================  ========      ========     ========     ======     ======      =======        =======
Total return(b)                              16.78%        10.61%       14.88%      4.35%      0.52%       16.84%         (7.77)%
========================================  ========      ========     ========     ======     ======      =======        =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)  $810,320      $678,809     $368,355     $51,964    $4,833      $41,943        $12,829
========================================  ========      ========     ========     ======     ======      =======        =======
Ratio of expenses to average net
  assets(c)                                   2.23%(d)(e)   2.25%        2.35%      2.55%      2.53%(f)     2.21%(d)(e)    2.27%(f)
========================================  ========      ========     ========     ======     ======      =======        =======
Ratio of net investment income (loss) to
  average net assets(g)                      (0.90)%(d)    (0.53)%      (0.53)%    (0.78)%    (0.67)%(f)   (0.88)%(d)     (0.55)%(f)
========================================  ========      ========     ========     ======     ======      =======        =======
Portfolio turnover rate                         30%           50%          66%        68%        67%          30%            50%
========================================  ========      ========     ========     ======     ======      =======        =======
Average brokerage commission rate(h)      $ 0.0229      $ 0.0168     $ 0.0192        N/A        N/A      $0.0229        $0.0168
========================================  ========      ========     ========     ======     ======      =======        =======

(a) Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and are not annualized for periods less than one year.
(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 2.27% (annualized), 2.28%, 2.37% and 2.56% for 1998-1995 for Class B and
    2.25% (annualized) and 2.30% (annualized) for 1998-1997 for Class C.
(d) Ratios are annualized and based on average net assets of $720,585,336 and $21,247,464 for Class B and Class C, respectively.
(e) Ratios include indirectly paid expenses. Excluding indirectly paid expenses, the ratios of expenses to average net assets would have been the same for Class B and Class C.
(f) Annualized.
(g) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements are (0.94)% (annualized), (0.57)%, (0.55)% and (0.79)%, for 1998-1995 for Class B and (0.92)% (annualized) and (0.57)% (annualized) for 1998-1997 for Class C.
(h) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                                                            Directors & Officers

BOARD OF DIRECTORS                                OFFICERS                                     OFFICE OF THE FUND
Charles T. Bauer                                  Charles T. Bauer                             11 Greenway Plaza
Chairman                                          Chairman                                     Suite 100
A I M Management Group Inc.                                                                    Houston, TX 77046
                                                  Robert H. Graham
Bruce L. Crockett                                 President                                    INVESTMENT ADVISOR
Director
ACE Limited;                                      John J. Arthur                               A I M Advisors, Inc.
Formerly Director, President, and                 Senior Vice President and Treasurer          11 Greenway Plaza
Chief Executive Officer                                                                        Suite 100
COMSAT Corporation                                Carol F. Relihan                             Houston, TX 77046
                                                  Senior Vice President and Secretary
Owen Daly II                                                                                   TRANSFER AGENT
Director                                          Gary T. Crum
Cortland Trust Inc.                               Senior Vice President                        A I M Fund Services, Inc.
                                                                                               P.O. Box 4739
Edward K. Dunn Jr.                                Dana R. Sutton                               Houston, TX 77210-4739
Chairman, Mercantile Mortgage Corp.;              Vice President and Assistant Treasurer
Formerly Vice Chairman and President,                                                          CUSTODIAN
Mercantile-Safe Deposit & Trust Co.; and          Robert G. Alley
President, Mercantile Bankshares                  Vice President                               State Street Bank and Trust Company
                                                                                               225 Franklin Street
Jack Fields                                       Melville B. Cox                              Boston, MA 02110
Chief Executive Officer                           Vice President
Texana Global, Inc.;                                                                           COUNSEL TO THE FUND
Formerly Member                                   Jonathan C. Schoolar
of the U.S. House of Representatives              Vice President                               Ballard Spahr
                                                                                               Andrews & Ingersoll, LLP
Carl Frischling                                   Renee A. Bamford                             1735 Market Street
Partner                                           Assistant Secretary                          Philadelphia, PA 19103
Kramer, Levin, Naftalis & Frankel
                                                  P. Michelle Grace                            COUNSEL TO THE DIRECTORS
Robert H. Graham                                  Assistant Secretary
President and Chief Executive Officer                                                          Kramer, Levin, Naftalis & Frankel
A I M Management Group Inc.                       Jeffrey H. Kupor                             919 Third Avenue
                                                  Assistant Secretary                          New York, NY 10022
John F. Kroeger
Formerly Consultant                               Nancy L. Martin                              DISTRIBUTOR
Wendell & Stockel Associates, Inc.                Assistant Secretary
                                                                                               A I M Distributors, Inc.
Lewis F. Pennock                                  Ofelia M. Mayo                               11 Greenway Plaza
Attorney                                          Assistant Secretary                          Suite 100
                                                                                               Houston, TX 77046
Ian W. Robinson                                   Lisa A. Moss
Consultant; Formerly Executive                    Assistant Secretary
Vice President and
Chief Financial Officer                           Kathleen J. Pflueger
Bell Atlantic Management                          Assistant Secretary
Services, Inc.
                                                  Samuel D. Sirko
Louis S. Sklar                                    Assistant Secretary
Executive Vice President
Hines Interests                                   Stephen I. Winer
Limited Partnership                               Assistant Secretary

                                                  Mary J. Benson
                                                  Assistant Treasurer

                             HOW AIM MAKES INVESTING
                                  EASY FOR YOU

o LOW INITIAL INVESTMENT. You can get your investment program started for as little as $500. Subsequent investments can be made for only $50.

o AUTOMATIC REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS. Distributions may be received in cash or reinvested in the Fund free of charge. Over time, the power of compounding can significantly increase the value of your assets.

o AUTOMATIC INVESTMENT PLAN. You may build your investment by regularly purchasing additional shares. Pre-authorized checks for $50 or more can be drafted monthly from your personal checking account.

o EASY ACCESS TO YOUR MONEY. Your shares may be redeemed at net asset value any day the New York Stock Exchange is open. The price of shares sold may be more or less than their original cost, depending on market conditions.

o SYSTEMATIC WITHDRAWAL PLAN. You may elect to receive checks of at least $50 monthly or quarterly through a systematic withdrawal plan.

o EXCHANGE PRIVILEGE. As your goals change, you may exchange all or part of your assets for those of other funds within the same share class of The AIM Family of Funds--Registered Trademark--. The exchange privilege may be modified or discontinued for any of the AIM funds. Certain restrictions apply.

o RETIREMENT PLANS. You may purchase shares of the fund for your Individual Retirement Account (IRA) or any other type of retirement plan, and earn tax-deferred dollars for your retirement.

o TOLL-FREE ACCESS. Current shareholders can call our AIM Investor Line at 800-246-5463 for 24-hour-a-day account information. Or, of course, you may contact your financial consultant for assistance.

o WWW.AIMFUNDS.COM. As a current shareholder, you can check account balances 24 hours a day over the Internet. State-of-the-art encryption lets you send us questions that include confidential information without the fear of eavesdropping, tampering, or forgery.


                                  ------------

                              Current shareholders

                                  can call our

                              AIM Investor Line at

                                  800-246-5463

                               for 24-hour-a-day

                              account information.

                                  ------------

                                                       THE AIM FAMILY OF FUNDS--Registered Trademark--

                                                       FOR AGGRESSIVE GROWTH

           [PHOTO OF 11                                AIM Aggressive Growth Fund*
          GREENWAY PLAZA                               AIM Asian Growth Fund
          APPEARS HERE]                                AIM Capital Development Fund
                                                       AIM Constellation Fund
                                                       AIM European Development Fund
                                                       AIM Global Aggressive Growth Fund

                                                       FOR GROWTH OF CAPITAL

                                                       AIM Advisor International Value Fund
                                                       AIM Blue Chip Fund
                                                       AIM Global Growth Fund
                                                       AIM International Equity Fund
                                                       AIM Select Growth Fund**
                                                       AIM Value Fund
                                                       AIM Weingarten Fund

                                                       FOR GROWTH AND INCOME OR INCOME WITH CAPITAL GROWTH

                                                       AIM Advisor Flex Fund
                                                       AIM Advisor Large Cap Value Fund
                                                       AIM Advisor MultiFlex Fund
                                                       AIM Advisor Real Estate Fund
                                                       AIM Balanced Fund
                                                       AIM Charter Fund
                                                       AIM Global Utilities Fund

                                                       FOR HIGH CURRENT INCOME OR CURRENT INCOME

                                                       AIM High Yield Fund
                                                       AIM Global Income Fund
                                                       AIM Income Fund

                                                       FOR CURRENT TAX-FREE INCOME

                                                       AIM Municipal Bond Fund
                                                       AIM Tax-Exempt Bond Fund of Connecticut
                                                       AIM Tax-Free Intermediate Fund

                                                       FOR CURRENT INCOME AND HIGH DEGREE OF SAFETY

                                                       AIM Intermediate Government Fund
                                                       AIM Limited Maturity Treasury Fund
                                                       AIM Money Market Fund
                                                       AIM Tax-Exempt Cash Fund


A I M Management Group Inc. has provided               *AIM Aggressive Growth Fund was closed to new
leadership in the mutual fund industry since 1976      investors on June 5, 1997. ** On May 1, 1998, AIM
and managed approximately $89 billion in assets        Growth Fund was renamed AIM Select Growth Fund.
for more than 4.4 million shareholders, including      For more complete information about any AIM
individual investors, corporate clients, and           Fund(s), including sales charges and expenses, ask
financial institutions, as of March 31, 1998. The      your financial consultant or securities dealer for
AIM Family of Funds--Registered Trademark-- is         a free prospectus(es). Please read the
distributed nationwide, and AIM today ranks among      prospectus(es) carefully before you invest or send
the nation's top 15 mutual fund companies in           money.
assets under management, according to Lipper
Analytical Services, Inc.

                                                       INVEST WITH DISCIPLINE-SM-

                                  APPENDIX III

                                   AIM GLOBAL
                                   GROWTH FUND




[AIM LOGO APPEARS HERE]         SEMIANNUAL REPORT                 APRIL 30, 1998

                     -------------------------------------

                             AIM GLOBAL GROWTH FUND

                            For shareholders who seek

                          long-term growth of capital.

                         The Fund invests in a portfolio

                           of global equity securities

                                of companies with

                            strong earnings momentum.

                     -------------------------------------


ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Global Growth Fund's performance figures are historical and reflect reinvestment of all distributions and changes in net asset value. Unless otherwise indicated, the Fund's performance is computed without a sales charge.
o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the Fund's Class B and Class C shares will differ from that of Class A shares due to differing fees and expenses.
o Because Class C shares have been offered for less than one year (since 8/4/97), all total return figures for Class C shares reflect cumulative total return that has not been annualized.
o The Fund's average annual total returns, including sales charges, for periods ended 3/31/98 (the most recent calendar quarter-end) are as follows:
    For Class A shares, one year, 24.86%; since inception 9/15/94, 19.73%. For Class B shares, one year, 25.28%; since inception 9/15/94, 20.23%. For C shares, cumulative total return since inception 8/4/97, 9.20%.
o The Fund's portfolio composition is subject to change and there is no assurance the Fund will continue to hold any particular security.
o   Past performance cannot guarantee comparable future results.
o The Fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
o International investing presents certain risks not associated with investing solely in the U.S. These include risks relating to fluctuations in the value of the U.S. dollar relative to the value of other currencies, the custody arrangements made for the Fund's foreign holdings, differences in accounting, political risks, and the lesser degree of public information required to be provided by non-U.S. companies.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The Morgan Stanley Capital International World Index is a group of unmanaged global securities tracked by Morgan Stanley Capital International.
o The Dow Jones Industrial Average (DJIA) is a price-weighted average of 30 actively traded primarily industrial stocks.
o An investment cannot be made in any index. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.


     MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENTS ARE NOT INSURED BY THE
         FDIC OR ANY OTHER GOVERNMENT AGENCY; ARE NOT DEPOSITS OR OTHER
          OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR ANY AFFILIATE;
            AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE
                       LOSS OF PRINCIPAL AMOUNT INVESTED.

   This report may be distributed only to current shareholders or to persons who have received a current prospectus of the Fund.

                                                           The Chairman's Letter


                    Dear Fellow Shareholder:

                    Last October, equity markets worldwide had just been shaken
  [PHOTO OF         by the currency crisis in Southeast Asia. By the April 30,
 Charles T.         1998, end of this reporting period, most markets had
   Bauer,           recovered nicely, with domestic equities reaching new highs
 Chairman of        and European markets outdoing even the U.S.'s heady pace.
 the Board of       Only Asian markets remained in the doldrums. Bonds have
   THE FUND         turned in a solid performance with generous real returns,
 APPEARS HERE]      though not as spectacular as some had predicted when the
                    Asian crisis first broke.
                        However, by the close of this reporting period, many
                    market participants were uneasy. Some participants fretted about signs of speculative fever, particularly in U.S. stock markets, where equity prices continued to rise despite evidence that earnings growth, especially for larger companies, had slowed considerably. The growth of European markets also exceeded everyone's expectations, and some wondered how long the rise could continue. All were aware that the Asian story was not yet completed, and no one was certain how serious its ultimate impact would be.
    Of course, bull markets do end, and markets became less ebullient shortly after this reporting period closed. For investors, the best course is to remain realistic and ready. A well-diversified portfolio is still one of the most effective tools for coping with shifts in a market's direction because different asset classes and different national markets tend to move independently of one another. Of course, your financial consultant remains your best source of information about how to allocate your investments based on your particular goals and situation.

AIM FURTHER DIVERSIFIES ITS OFFERINGS
Shortly after the close of this reporting period, AIM broadened its offerings to shareholders through the addition of the GT Global group of mutual funds. During the next few months you will be receiving more details about this transaction and the products it adds to The AIM Family of Funds--Registered Trademark--.
    In addition to making a more varied group of investments available to our shareholders, this transaction helps strengthen AIM's position as a major participant in the money-management industry worldwide. Such strength will enable us to continue expanding both the scope of our fund offerings and our menu of services for our shareholders.

YOUR FUND MANAGERS COMMENT
On the pages that follow, the managers of your AIM Fund discuss how the Fund performed during the six months covered by this report and give their near-term market outlook. We hope you will find their discussion informative.
    We are pleased to send you this report on your Fund. If you have any questions or comments, please contact our Client Services department at 800-959-4246 or visit our Web site at www.aimfunds.com. You can access information about your account on our Web site and also on our automated AIM Investor Line, 800-246-5463.
    Thank you for your continued participation in The AIM Family of Funds --Registered Trademark--.


Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman

The Managers' Overview

EUROPEAN MARKETS AND U.S. BLUE CHIPS
CONTINUE TO DOMINATE WORLD EQUITIES

A roundtable discussion with the Fund management team for AIM Global Growth Fund about the six-month reporting period ended April 30, 1998.
--------------------------------------------------------------------------------

Q.  HOW DID THE FUND PERFORM DURING THE SIX-MONTH REPORTING PERIOD?

A. The Fund posted another impressive period of performance. Total return was 18.81% for Class A shares, 18.49% for Class B shares, and 18.43% for Class C shares for the six-month period ended April 30, 1998. The Fund's performance was right in line with the Morgan Stanley Capital International (MSCI) World Index gain of 18.86% during the reporting period.

Q.  WHAT ACCOUNTED FOR THE FUND'S STRONG PERFORMANCE DURING THE PAST SIX MONTHS?

A. The impressive performance by European stocks was the story among international equities during the past six months. European markets continued to rise dramatically as markets there comprised all of the 10 top-performing international markets during the six-month period ended April 30, 1998. Spain led the way with an astounding 54.57% return, followed by Portugal with a 52.89% advance. Furthermore, eight of the Fund's top 10 holdings were European companies. Almost 43% of the Fund's portfolio was invested in European equities at the end of the reporting period.
        In the United States, the stock market was still feeling the effects of the Asian currency crisis during the first three months of the reporting period. Markets were slow to recover from a significant drop in October, just before the reporting period began, as investors were concerned about the impact of the Asian currency devaluations on corporate profits around the globe.
        However, in the U.S. and most other developed countries, the economic fundamentals remained sound. While the economy grew at a brisk pace, inflation and interest rates - two forces that could potentially undermine corporate profits - continued to be low. In this environment, the Dow Jones Industrial Average (DJIA) resumed its upward climb in late January and broke the 9000 point mark in April to set a record.

Q.  IN THIS ENVIRONMENT, HOW DID LARGE-CAP STOCKS FARE?

A. When markets skyrocketed in the second half of the reporting period, large-cap stocks--particularly the stocks of the very largest companies, the so-called Omega caps--led the charge. In the uncertain market environment created by the Asian currency crisis, investors gravitated to the stocks of large, well-known companies such as General Electric Co., IBM, and Procter & Gamble Co., which were represented in the Fund's portfolio. Additionally, foreign investors were attracted to the equities of these large American companies with global reputations. Just over 34% of the Fund was positioned in the United States at the end of the reporting period.

Q.  WHY DID EUROPEAN MARKETS PERFORM SO WELL DURING THE REPORTING PERIOD?

A. The European Economic and Monetary Union, or EMU, is scheduled to begin on January 1, 1999. In order to qualify for the EMU, European nations must adopt strict budgetary guidelines and improve their finances. This process has lowered interest rates and kept inflation--the thief of wealth--at bay. With 11 countries expected to join the EMU next year, this economic restructuring has triggered a bull market unlike any before seen in Europe.

Q.  WERE THERE ANY OTHER FACTORS DRIVING THE EUROPEAN MARKETS?

A. We believe there were four fundamental, long-term themes that fueled this incredible rally in Europe: privatization of state-run companies, increased economic freedoms in Eastern Europe, corporate restructuring, and the growth of investing in European markets.
        Many state-run companies and industries have moved into private hands, such as Telecom Italia S.p.A. and Portugal Telecom, two large holdings in the Fund's portfolio. Additionally, the economic freedoms in Eastern Europe have created a new market of consumers and sparked a wave of entrepreneurial efforts in the former Communist Bloc countries. Once capitalism is planted it can grow very quickly, and we have seen this since the fall of the Berlin Wall.
        The restructuring by "Corporate Europe" has made companies leaner and

================================================================================
MORNINGSTAR RATINGS (CLASS A SHARES)
--------------------------------------------------------------------------------

As of 4/30/98

                AIM GLOBAL         FUNDS IN
PERIOD         GROWTH FUND       INTERNATIONAL
                 RATING            CATEGORY

OVERALL           *****              N/A

3 YEARS           *****              740
================================================================================

*Morningstar proprietary ratings reflect risk-adjusted performance through April 30, 1998. The ratings are subject to change every month. Ratings are calculated from the funds' three-, five-, and 10-year returns (with fee adjustments) in excess of 90-day Treasury bill returns, and a risk factor that reflects performance below 90-day T-bill returns. If a fund scores in the top 10% of its rating category it earns five stars, the next 22.5% receive four stars, the middle 35% receive three stars, the next 22.5% receive two stars, and the bottom 10% receive one star.
================================================================================

                        --------------------------------

                         The impressive performance by

                      European stocks was the story among

                     international equities during the past

                                  six months.

                        --------------------------------

          See important fund and index disclosures inside front cover.

PORTFOLIO COMPOSITION

As of April 30, 1998, based on total net assets



==============================================================================================================================
          TOP 10 EQUITY HOLDINGS                      TOP 10 COUNTRIES                      TOP 10 INDUSTRIES
------------------------------------------------------------------------------------------------------------------------------
 1.  Volkswagen A. G. (Germany)           0.95%        1.  United States     34.62%         1.  Banks (Major Regional)    7.71

 2.  Banco Bilbao Vizcaya, S.A. (Spain)   0.75         2.  United Kingdom     9.80          2.  Computer                  5.55
                                                                                                (Software & Services)

 3.  MCI Communications Corp.             0.75         3.  France             8.45          3.  Manufacturing             4.18
                                                                                                (Diversified)

 4.  Nokia Oyj A.B. - Class A (Finland)   0.75         4.  Japan              5.07          4.  Telecommunications        3.72
                                                                                                (Cellular/Wireless)

 5.  Cap Gemini Sogeti S.A. (France)      0.70         5.  Germany            4.42          5.  Telephone                 3.63

 6.  Panamerican Beverages, Inc.-         0.68         6.  Canada             3.68          6.  Services                  3.25
     Class A (Mexico)                                                                           (Commercial & Consumer)

 7.  Vodafone Group PLC (United Kingdom)  0.65         7.  Italy              3.53          7.  Insurance (Multi-Line)    3.12

 8.  Credit Suisse Group (Switzerland)    0.63         8.  Mexico             3.15          8.  Financial (Diversified)   2.35

 9.  Alcatel Alsthom (France)             0.63         9.  Netherlands        2.99          9.  Retail (Food Chains)      2.28

10. Accor S.A. (France)                   0.61        10.  Switzerland        2.76         10.  Automobiles               2.21

Please keep in mind that the Fund's portfolio is subject to change and there is no assurance the Fund will continue to hold any particular security.
==============================================================================================================================

    more globally competitive. We have seen immediate results of this restructuring as European earnings growth continued to be strong during the reporting period. Finally, thousands of Europeans have discovered the wonders of investing in equities. As money has flowed into European markets, the markets themselves have become larger and more liquid than ever before.

Q.  HOW WAS THE PORTFOLIO POSITIONED THROUGHOUT THE REST OF THE WORLD?

A. The Fund finished the reporting period with 5.1% of its net assets in Japan, 3.2% in Asia and Australia, and 7% in Latin America. These three regions were decimated by the "Asian Flu" last fall and have been slow to recover. In the first quarter, many of the Asian markets did bounce off their bottoms, some as much as 40%, but keep in mind they were coming off very low levels. What occurred in the last quarter of 1997 was devastating to those fragile emerging markets, and we believe it's going to take quite some time for Asia to fully recover from the economic crisis of last autumn.

Q.  WHY IS THE JAPANESE ECONOMY IN SUCH AN ECONOMIC MALAISE?

A. Although it seems apparent to the rest of the world that real economic reform is needed in Japan, the Japanese government has been extremely reluctant to institute any fiscal stimulus or tax cuts to get their economy out of the economic gutter. Until the government takes some real action to jump-start the economy, there is no real reason to be significantly weighted in Japan. We continue to own recognizable Japanese companies such as Honda Motor Company and Sony Corp., but the Japanese market has significantly underperformed the rest of the world for some time now. The Japanese market was off more than 10% during the reporting period.

Q.  IN WHICH INDUSTRIES WAS THE FUND POSITIONED?

A. The Fund's largest industry position was major regional banks with over 7% of net assets. Although one may not think of banking as a growth industry, we have seen excellent earnings growth in this industry, especially in Europe. Banking positions owned by the Fund included the Royal Bank of Canada, Switzerland's Credit Suisse Group, and France's Societe Generale.
        To no one's surprise during this age of technology, the computer software and services sector commanded over 5% of the Fund's portfolio. The Fund was attracted to such recognizable technology companies as Dell Computer Corp., Compaq Computer Corp., America Online, and Cisco Systems, Inc. Finally, automobile companies comprised over 2% of the portfolio with the German automaker Volkswagen A. G. having the honor of being the Fund's largest single holding at 0.95%.

Q.  WHAT IS YOUR OUTLOOK FOR THE FUND IN THE NEAR TERM?

A. We are still very positive on the United States and Europe, and very cautious on the Pacific Rim. Conditions worldwide remain very good for equities, although it is unrealistic to expect continued equity returns of 20% or more. Things may continue to worsen in Asia before those markets experience a recovery, so we do not anticipate our Asian weightings to increase any time soon. In Europe, though, we believe there will continue to be faster earnings growth with better valuations than in the United States, because Europe's cash-to-price earnings, price-to-book, price-to-dividend, and P/E ratios all are lower than in the U.S. The economic outlook in Latin America seems positive as well, although the markets there struggled during the six-month reporting period.
        The economic indicators in the U.S. remain positive, and that is good for markets around the world because they often take their lead from the U.S. As long as we continue to see the combination of low inflation and low interest rates around the globe, the short-term outlook for global equities will remain promising.

          See important fund and index disclosures inside front cover.

AIM GLOBAL GROWTH FUND VS. BENCHMARK INDEX

The chart below compares your Fund to a benchmark index. It is intended to give you a general idea of how your Fund performed compared to the stock market over the period 9/15/94 to 4/30/98. It is important to understand the difference between your Fund and an index. Your Fund's total return is shown with a sales charge and includes fund expenses and management fees. An index measures the performance of a hypothetical portfolio, in this case the Morgan Stanley Capital International World Index. Unlike your Fund, an index is not managed; therefore, there are no sales charges, expenses, or fees. You cannot invest in an index. But if you could buy all the securities that make up a particular index, you would incur expenses that would affect the return on your investment.



===============================================================================
AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/98. Including sales charges.


CLASS A SHARES

Inception (9/15/94)       19.69%
  1 year                  24.89

CLASS B SHARES

Inception (9/15/94)       20.18%
  1 year                  25.43

CLASS C SHARES

Inception (8/4/97)    10.62%*

*Total return provided is cumulative total
return that has not been annualized.
===============================================================================

Past performance is no guarantee of comparable future results

===============================================================================
                         A                      B                    MSCI
-------------------------------------------------------------------------------
9/15/94             $10,000.00             $ 9,524.00             $10,000.00
4/30/95             $10,550.00             $10,090.00             $10,749.00
4/30/96             $13,797.00             $13,241.00             $12,759.00
4/30/97             $15,150.00             $14,627.00             $14,079.00
4/30/98             $19,460.00             $19,175.00             $18,166.00
--------------------------------------------------------------------------------

Your Fund's total return include sales charges, expenses, and management fees. For Fund performance calculations and descriptions of indexes cited on this page, please refer to the inside front cover. The performance of the Fund's Class C shares will differ from that of Class A and B shares due to differing fees and expenses. Source: Towers Data Systems Hypo--Registered Trademark--.

                                                               For Consideration

THE ROTH IRA: THE POWER TO KEEP MORE

Contribute After-Tax Dollars Now...So You Can Get Federally Tax-Free Savings
Later
-------------------------------------------------------------------------------

A new and potentially more powerful type of IRA--the Roth IRA--became available on January 1, 1998. What makes it more powerful? The Roth IRA gives you the opportunity to keep more of what you earn.
    Are you eligible to open a Roth IRA? The answer is yes if you or your spouse has earned income for the tax year for which you want to make the contribution, and your adjusted gross income is below $110,000 if you are a single tax filer, $160,000 if you file jointly.

TWO KEY ROTH IRA BENEFITS:
TAX-FREE AND PENALTY-FREE WITHDRAWALS

o Of earnings after five years. Earnings on your Roth IRA are federally tax-free if your Roth IRA account has been open for five years and you are at least 59 1/2 years old, or in the case of death or disability. You may also use up to $10,000 of your earnings to buy a first home (after five years).

o Of contributions at any time. For instance, if you make annual contributions of $2,000 for the next three years, you may take out up to $6,000 and use that money for any purpose.

HOW YOU MIGHT PUT BOTH BENEFITS TO WORK FOR YOU

Here's an example of how you may take full advantage of a Roth IRA. You are 39 1/2 years old. You contribute $2,000 after-tax annually in your Roth IRA every year for 20 years, earning an average annual return of 10%. After 20 years, your account has grown to $126,005. Now at age 59 1/2 you can begin taking withdrawals and pay no federal income tax or penalty on any of your $126,005. Or you can keep your money invested and take it out whenever you need it.

THE ROTH IRA: TO CONVERT OR NOT TO CONVERT

Can you convert your Traditional IRA to a Roth IRA? The answer is yes if you meet these requirements:
    You must pay taxes on the amount you convert. If you convert in 1998, you can spread your tax payments over the next four years. This four-year allowance will not be available after December 31, 1998.
    You cannot convert to a Roth IRA if you are married and file your tax return separately, or if your annual gross income is over $100,000.

SOME ROTH IRA CONVERSION GUIDELINES

If you can check most of these boxes,
converting your Traditional IRA to a Roth IRA may make sense for you.
-------------------------------------------------------------------------------

o You have assets outside your retirement savings with which you can easily afford to pay the taxes due when you convert.

o You have 10 years or more before you retire. The longer you invest tax-free, the more you benefit.

o Your tax rate will probably be higher in retirement than it is now. If so, you'll pay less taxes now to convert than you would pay at retirement if you withdrew from a traditional IRA.

o You plan to convert in 1998. On January 1, 1999, the ability to spread tax payments over four years disappears.

o You want to keep making contributions after age 70 1/2 and may wish to pass your IRA assets on to your heirs after your death.

ROTH IRA CALCULATOR & ANALYZER

The Roth IRA Analyzer & Calculator at AIM's Internet Web site
--www.aimfunds.com-- can help you determine your IRA eligibility status and whether it makes sense for you to convert an existing IRA into a Roth IRA.

MAKE YOUR IRA CONVERSION DECISION A TRULY INFORMED ONE

Talk to your financial consultant, who knows your specific needs and goals. You may also wish to talk with a tax adviser.

This discussion does not constitute tax advice. Your tax adviser can provide guidance concerning your particular situation.

SCHEDULE OF INVESTMENTS

April 30, 1998
(Unaudited)

                                                     MARKET
                                     SHARES          VALUE
DOMESTIC COMMON STOCKS-34.62%

AEROSPACE/DEFENSE-0.41%

Sundstrand Corp.                        30,000   $    2,071,875
---------------------------------------------------------------

AGRICULTURAL PRODUCTS-0.19%

Universal Corp.                         26,000          973,375
---------------------------------------------------------------

AUTO PARTS & EQUIPMENT-0.32%

Federal-Mogul Corp.                     25,000        1,617,187
---------------------------------------------------------------

BANKS (MONEY CENTER)-1.00%

BankAmerica Corp.                       14,200        1,207,000
---------------------------------------------------------------
Chase Manhattan Corp. (The)             11,500        1,593,469
---------------------------------------------------------------
Citicorp                                15,000        2,257,500
---------------------------------------------------------------
                                                      5,057,969
---------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO &
  CABLE)-1.06%

CBS Corp.                               50,000        1,781,250
---------------------------------------------------------------
Comcast Corp.-Class A                   50,000        1,790,625
---------------------------------------------------------------
Tele-Communications, Inc.(a)            55,000        1,773,750
---------------------------------------------------------------
                                                      5,345,625
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-0.65%

Lucent Technologies, Inc.               31,000        2,359,875
---------------------------------------------------------------
Tellabs, Inc.(a)                        13,000          921,375
---------------------------------------------------------------
                                                      3,281,250
---------------------------------------------------------------

COMPUTERS (HARDWARE)-1.47%

Compaq Computer Corp.(a)                45,500        1,276,844
---------------------------------------------------------------
Dell Computer Corp.(a)                  30,000        2,422,500
---------------------------------------------------------------
Gateway 2000, Inc.(a)                   40,500        2,376,844
---------------------------------------------------------------
International Business Machines
  Corp.                                 11,500        1,332,563
---------------------------------------------------------------
                                                      7,408,751
---------------------------------------------------------------

COMPUTERS (NETWORKING)-0.22%

Cisco Systems, Inc.(a)                  15,000        1,098,750
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-0.45%

EMC Corp.(a)                            50,000        2,306,250
---------------------------------------------------------------

COMPUTERS (SOFTWARE &
  SERVICES)-2.65%

America Online, Inc.(a)                 37,000        2,960,000
---------------------------------------------------------------
BMC Software, Inc.(a)                   21,000        1,964,812
---------------------------------------------------------------
Computer Associates
  International, Inc.                   28,500        1,669,031
---------------------------------------------------------------
Computer Sciences Corp.(a)              32,000        1,688,000
---------------------------------------------------------------
Compuware Corp.(a)                      42,000        2,052,750
---------------------------------------------------------------
Concord EFS, Inc.(a)                    28,500          897,750
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
COMPUTERS (SOFTWARE & SERVICES)-(CONTINUED)

Microsoft Corp.(a)                      24,000   $    2,163,000
---------------------------------------------------------------
                                                     13,395,343
---------------------------------------------------------------

CONSUMER FINANCE-0.59%

FIRSTPLUS Financial Group,
  Inc.(a)                               50,000        2,425,000
---------------------------------------------------------------
SLM Holding Corp.                       13,200          563,475
---------------------------------------------------------------
                                                      2,988,475
---------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH)-0.84%

AmeriSource Health Corp.-Class
  A(a)                                  29,200        1,591,400
---------------------------------------------------------------
Bergen Brunswig Corp.-Class A           35,600        1,615,350
---------------------------------------------------------------
Cardinal Health, Inc.                   10,650        1,025,062
---------------------------------------------------------------
                                                      4,231,812
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-0.51%

General Electric Co.                    20,000        1,702,500
---------------------------------------------------------------
Symbol Technologies, Inc.               22,500          866,250
---------------------------------------------------------------
                                                      2,568,750
---------------------------------------------------------------

ELECTRONICS (INSTRUMENTATION)-0.27%

Waters Corp.(a)                         25,000        1,337,500
---------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS)-0.67%

Altera Corp.(a)                         40,500        1,640,250
---------------------------------------------------------------
Intel Corp.                             21,800        1,761,713
---------------------------------------------------------------
                                                      3,401,963
---------------------------------------------------------------

ENTERTAINMENT-0.31%

Viacom, Inc.-Class B(a)                 27,100        1,571,800
---------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR)-1.20%

Applied Materials, Inc.(a)              43,000        1,553,375
---------------------------------------------------------------
KLA-Tencor Corp.(a)                     35,000        1,410,938
---------------------------------------------------------------
Lam Research Corp.(a)                   57,000        1,767,000
---------------------------------------------------------------
Teradyne, Inc.(a)                       36,000        1,314,000
---------------------------------------------------------------
                                                      6,045,313
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-1.51%

American Express Co.                    15,000        1,530,000
---------------------------------------------------------------
Fannie Mae                              27,200        1,628,600
---------------------------------------------------------------
Freddie Mac                             39,000        1,806,187
---------------------------------------------------------------
MBIA, Inc.                               2,400          179,100
---------------------------------------------------------------
MGIC Investment Corp.                    6,700          422,100
---------------------------------------------------------------
Morgan Stanley, Dean Witter,
  Discover & Co.                        25,900        2,042,863
---------------------------------------------------------------
                                                      7,608,850
---------------------------------------------------------------

FOODS-0.16%

Keebler Foods Co.(a)                    28,000          798,000
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
HARDWARE & TOOLS-0.33%

Black & Decker Corp. (The)              32,500   $    1,677,812
---------------------------------------------------------------

HEALTH CARE (DIVERSIFIED)-1.19%

Abbott Laboratories                     19,400        1,418,625
---------------------------------------------------------------
Bristol-Myers Squibb Co.                11,500        1,217,562
---------------------------------------------------------------
Johnson & Johnson                       19,500        1,391,813
---------------------------------------------------------------
Warner-Lambert Co.                      10,500        1,986,469
---------------------------------------------------------------
                                                      6,014,469
---------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER)-0.31%

Watson Pharmaceuticals, Inc.(a)         35,800        1,539,400
---------------------------------------------------------------

HEALTH CARE (DRUGS-MAJOR
  PHARMACEUTICALS)-0.81%

Merck & Co., Inc.                       16,500        1,988,250
---------------------------------------------------------------
Pfizer Inc.                              4,200          478,013
---------------------------------------------------------------
Schering-Plough Corp.                   20,000        1,602,500
---------------------------------------------------------------
                                                      4,068,763
---------------------------------------------------------------

HEALTH CARE (LONG TERM CARE)-0.51%

HEALTHSOUTH Corp.(a)                    41,000        1,237,687
---------------------------------------------------------------
Quorum Health Group, Inc.(a)            41,250        1,325,156
---------------------------------------------------------------
                                                      2,562,843
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-1.85%

Arterial Vascular Engineering,
  Inc.(a)                               53,000        1,874,875
---------------------------------------------------------------
Baxter International Inc.               24,900        1,380,394
---------------------------------------------------------------
Biomet, Inc.                            46,800        1,404,000
---------------------------------------------------------------
Guidant Corp.                           24,000        1,605,000
---------------------------------------------------------------
Medtronic, Inc.                         32,000        1,684,000
---------------------------------------------------------------
Stryker Corp.                           17,600          792,000
---------------------------------------------------------------
Sybron International Corp.(a)           21,400          567,100
---------------------------------------------------------------
                                                      9,307,369
---------------------------------------------------------------

HOUSEHOLD FURNITURE & APPLIANCES-0.23%

Maytag Corp.                            22,200        1,143,300
---------------------------------------------------------------

HOUSEHOLD PRODUCTS (NON-DURABLES)-0.54%

Dial Corp. (The)                        51,000        1,243,125
---------------------------------------------------------------
Procter & Gamble Co. (The)              18,000        1,479,375
---------------------------------------------------------------
                                                      2,722,500
---------------------------------------------------------------

HOUSEWARES-0.20%

Sunbeam Corp.                           40,000        1,005,000
---------------------------------------------------------------

INSURANCE (LIFE/HEALTH)-0.32%

Torchmark Corp.                         36,500        1,626,531
---------------------------------------------------------------

INSURANCE (MULTI-LINE)-1.01%

Ace, Ltd.                               30,000        1,136,250
---------------------------------------------------------------
Allmerica Financial Corp.               33,000        2,066,625
---------------------------------------------------------------
American International Group,
  Inc.                                   5,250          690,703
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
INSURANCE (MULTI-LINE)-(CONTINUED)

Travelers Group, Inc.                   19,500   $    1,193,156
---------------------------------------------------------------
                                                      5,086,734
---------------------------------------------------------------

INSURANCE (PROPERTY-CASUALTY)-0.09%

Everest Reinsurance Holdings,
  Inc.                                  11,300          466,125
---------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE-0.38%

Merrill Lynch & Co., Inc.               22,000        1,930,500
---------------------------------------------------------------

INVESTMENT MANAGEMENT-0.43%

Franklin Resources, Inc.                11,800          631,300
---------------------------------------------------------------
T. Rowe Price Associates, Inc.          20,500        1,547,750
---------------------------------------------------------------
                                                      2,179,050
---------------------------------------------------------------

LEISURE TIME (PRODUCTS)-0.55%

Harley-Davidson, Inc.                   47,400        1,706,400
---------------------------------------------------------------
Mattel, Inc.                            27,000        1,034,438
---------------------------------------------------------------
                                                      2,740,838
---------------------------------------------------------------

LODGING-HOTELS-0.08%

Promus Hotel Corp.(a)                    8,700          393,131
---------------------------------------------------------------

MANUFACTURING (DIVERSIFIED)-1.06%

Thermo Electron Corp.(a)                26,000        1,035,125
---------------------------------------------------------------
Tyco International Ltd.                 16,000          872,000
---------------------------------------------------------------
United Technologies Corp.               19,000        1,870,313
---------------------------------------------------------------
U.S. Industries, Inc.                   57,050        1,547,481
---------------------------------------------------------------
                                                      5,324,919
---------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT)-1.70%

Cooper Cameron Corp.(a)                 23,500        1,561,281
---------------------------------------------------------------
Diamond Offshore Drilling, Inc.         30,000        1,518,750
---------------------------------------------------------------
ENSCO International, Inc.               40,000        1,130,000
---------------------------------------------------------------
Halliburton Co.                         23,000        1,265,000
---------------------------------------------------------------
Santa Fe International Corp.            35,000        1,371,562
---------------------------------------------------------------
Western Atlas Inc.(a)                   22,000        1,738,000
---------------------------------------------------------------
                                                      8,584,593
---------------------------------------------------------------

PERSONAL CARE-0.67%

Avon Products, Inc.                     19,400        1,594,437
---------------------------------------------------------------
Gillette Co. (The)                      15,500        1,789,281
---------------------------------------------------------------
                                                      3,383,718
---------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST-0.39%

Starwood Hotels & Resorts               38,996        1,957,112
---------------------------------------------------------------

RETAIL (BUILDING SUPPLIES)-0.35%

Lowe's Companies, Inc.                  25,500        1,783,407
---------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS)-0.28%

Circuit City Stores-Circuit City
  Group                                 35,000        1,421,875
---------------------------------------------------------------

RETAIL (DEPARTMENT STORES)-0.65%

Federated Department Stores,
  Inc.(a)                               26,000        1,278,875
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
RETAIL (DEPARTMENT STORES)-(CONTINUED)

Proffitt's, Inc.(a)                     50,000   $    1,987,500
---------------------------------------------------------------
                                                      3,266,375
---------------------------------------------------------------

RETAIL (DRUG STORES)-0.31%

CVS Corp.                               21,000        1,548,750
---------------------------------------------------------------

RETAIL (FOOD CHAINS)-1.08%

Albertson's, Inc.                       32,000        1,600,000
---------------------------------------------------------------
Kroger Co.(a)                           50,000        2,093,750
---------------------------------------------------------------
Safeway, Inc.(a)                        46,000        1,759,500
---------------------------------------------------------------
                                                      5,453,250
---------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE)-0.86%

Fred Meyer, Inc.(a)                     34,200        1,534,725
---------------------------------------------------------------
Kmart Corp.(a)                         100,500        1,752,469
---------------------------------------------------------------
Wal-Mart Stores, Inc.                   20,900        1,056,756
---------------------------------------------------------------
                                                      4,343,950
---------------------------------------------------------------

RETAIL (SPECIALTY)-0.66%

Bed Bath & Beyond, Inc.(a)              25,000        1,231,250
---------------------------------------------------------------
Office Depot, Inc.(a)                   64,000        2,120,000
---------------------------------------------------------------
                                                      3,351,250
---------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-0.38%

Brylane Inc.(a)                          5,900          346,625
---------------------------------------------------------------
TJX Companies, Inc. (The)               35,000        1,548,750
---------------------------------------------------------------
                                                      1,895,375
---------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER)-0.72%

H&R Block, Inc.                         35,000        1,575,000
---------------------------------------------------------------
Service Corp. International             49,300        2,033,625
---------------------------------------------------------------
                                                      3,608,625
---------------------------------------------------------------

SERVICES (DATA PROCESSING)-0.54%

Equifax, Inc.                           33,300        1,288,294
---------------------------------------------------------------
Fiserv, Inc.(a)                         21,600        1,412,100
---------------------------------------------------------------
                                                      2,700,394
---------------------------------------------------------------

SERVICES (EMPLOYMENT)-0.11%

AccuStaff, Inc.(a)                      16,000          574,000
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE)-1.07%

AT&T Corp.                              27,000        1,621,687
---------------------------------------------------------------
MCI Communications Corp.                75,000        3,773,438
---------------------------------------------------------------
                                                      5,395,125
---------------------------------------------------------------

TEXTILES (APPAREL)-0.25%

Columbia Sportswear Co.(a)               7,000          148,750
---------------------------------------------------------------
Tommy Hilfiger Corp.(a)                 18,000        1,098,000
---------------------------------------------------------------
                                                      1,246,750
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
WASTE MANAGEMENT-0.23%

Waste Management, Inc.                  34,200   $    1,145,700
---------------------------------------------------------------
    Total Domestic Common Stocks
      (Cost $131,121,288)                           174,558,371
---------------------------------------------------------------

FOREIGN STOCKS & OTHER
  EQUITY INTERESTS-58.28%

ARGENTINA-1.58%

Banco Rio de La Plata S.A.-ADR
  (Banks-Major Regional)(a)             75,000        1,031,250
---------------------------------------------------------------
Perez Companc S.A.-Class B (Oil &
  Gas-Refining & Marketing)            280,140        1,683,886
---------------------------------------------------------------
Telefonica de Argentina S.A.-ADR
  (Telephone)                           77,000        2,969,313
---------------------------------------------------------------
YPF Sociedad Anonima-ADR
  (Oil-International Integrated)        65,600        2,287,800
---------------------------------------------------------------
                                                      7,972,249
---------------------------------------------------------------

AUSTRALIA-0.50%

Australia & New Zealand Banking
  Group Ltd. (Banks-Major
  Regional)                            260,087        1,815,676
---------------------------------------------------------------
Telstra Corp. Ltd. (Telephone)         304,960          716,077
---------------------------------------------------------------
                                                      2,531,753
---------------------------------------------------------------

AUSTRIA-0.28%

OMV A.G. (Oil & Gas-Refining &
  Marketing)                             9,400        1,395,129
---------------------------------------------------------------

BELGIUM-0.93%

Barco N.V.
  (Manufacturing-Diversified)            5,700        1,509,811
---------------------------------------------------------------
COLRUYT S.A. (Retail-Food Chains)        1,100          668,955
---------------------------------------------------------------
UCB S.A.
  (Manufacturing-Diversified)              520        2,486,297
---------------------------------------------------------------
                                                      4,665,063
---------------------------------------------------------------

BRAZIL-1.95%

Companhia Energetica de Minas
  Gerais (Electric Companies)           31,000        1,504,394
---------------------------------------------------------------
Petroleo Brasileiro
  S.A.-Petrobras
  (Oil & Gas-Exploration &
  Production)                            5,416        1,373,231
---------------------------------------------------------------
Telecomunicacoes Brasileiras
  S.A.-ADR
  (Telecommunications-Cellular/Wireless)      26,800      2,659,730
---------------------------------------------------------------
Telecomunicacoes do Rio de
  Janeiro S.A.
  (Telecommunications-Cellular/Wireless)       8,689      1,367,569
---------------------------------------------------------------
Telecomunicacoes de Sao Paulo
  S.A.-TELESP (Telephone)                8,600        2,925,195
---------------------------------------------------------------
                                                      9,830,119
---------------------------------------------------------------

CANADA-3.68%

Bank of Montreal (Banks-Major
  Regional)                             20,500        1,118,299
---------------------------------------------------------------
BCE Inc.
  (Telecommunications-Cellular/Wireless)      58,300      2,483,107
---------------------------------------------------------------
Bombardier Inc.
  (Aerospace/Defense)                   48,000        1,295,800
---------------------------------------------------------------
Canadian National Railway Co.
  (Railroads)                            8,800          572,550
---------------------------------------------------------------
Geac Computer Corp. Ltd.
  (Services-Computer Systems)(a)        32,000        1,261,111
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
CANADA-(CONTINUED)

Imasco Ltd.
  (Manufacturing-Diversified)           32,400   $    1,220,226
---------------------------------------------------------------
Mitel Corp. (Communications
  Equipment)(a)                        125,000        1,774,662
---------------------------------------------------------------
Newcourt Credit Group, Inc.
  (Financial-Diversified)               35,000        1,719,375
---------------------------------------------------------------
Northern Telecom Ltd.-ADR
  (Communications Equipment)             8,200          499,175
---------------------------------------------------------------
Royal Bank of Canada (Banks-Major
  Regional)    36,500                                 1,930,832
---------------------------------------------------------------
Suncor Energy, Inc. (Oil-International
  Integrated)  56,000                                 2,180,019
---------------------------------------------------------------
Toronto-Dominion Bank
  (Banks-Regional)                      54,500        2,488,967
---------------------------------------------------------------
                                                     18,544,123
---------------------------------------------------------------

CHILE-0.34%

Cia. de Telecomunicaciones de
  Chile S.A.-ADR (Telephone)            30,600          766,913
---------------------------------------------------------------
Quinenco S.A.-ADR
  (Financial-Diversified)               89,600          924,000
---------------------------------------------------------------
                                                      1,690,913
---------------------------------------------------------------

DENMARK-0.43%

Novo Nordisk A/S-Class B (Health
  Care/Drugs-Generic & Other)           13,500        2,190,197
---------------------------------------------------------------

FINLAND-0.75%

Nokia Oyj A.B.-Class A
  (Communications Equipment)            56,000        3,756,973
---------------------------------------------------------------

FRANCE-8.20%

Accor S.A. (Lodging-Hotels)             11,200        3,053,868
---------------------------------------------------------------
Alcatel Alsthom
  (Manufacturing-Diversified)           17,000        3,153,386
---------------------------------------------------------------
AXA UAP (Insurance-Multi-Line)          11,250        1,321,328
---------------------------------------------------------------
Banque Nationale de Paris
  (Banks-Major Regional)                21,500        1,813,425
---------------------------------------------------------------
Cap Gemini Sogeti S.A.
  (Computers-Software & Services)       27,000        3,508,069
---------------------------------------------------------------
Compagnie Francaise d'Etudes et
  de Construction Technip (Oil &
  Gas-Refining & Marketing)              6,500          826,152
---------------------------------------------------------------
Danone (Foods)                           5,400        1,275,661
---------------------------------------------------------------
Elf Aquitaine S.A. (Oil &
  Gas-Refining & Marketing)             13,500        1,772,002
---------------------------------------------------------------
Essilor International S.A.
  (Manufacturing-Specialized)            2,200          889,370
---------------------------------------------------------------
Lafarge S.A. (Engineering &
  Construction)                         23,800        2,248,944
---------------------------------------------------------------
Legrand S.A. (Housewares)                5,300        1,401,930
---------------------------------------------------------------
Pinault-Printemps-Redoute S.A.
  (Retail-General Merchandise)           2,900        2,160,406
---------------------------------------------------------------
Promodes (Retail-Food Chains)            4,800        2,313,359
---------------------------------------------------------------
PSA Peugeot Citreon (Automobiles)        7,000        1,215,771
---------------------------------------------------------------
Renault S.A. (Automobiles)(a)           40,000        1,856,596
---------------------------------------------------------------
Rexel S.A. (Distributors-Food &
  Health)                                2,600        1,044,585
---------------------------------------------------------------
Schneider S.A. (Housewares)             29,500        2,208,451
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
FRANCE-(CONTINUED)

Societe BIC S.A.
  (Office Equipment & Supplies)         12,300   $      846,737
---------------------------------------------------------------
Societe Generale (Banks-Major
  Regional)                              8,000        1,666,279
---------------------------------------------------------------
Sodexho Alliance S.A.
  (Services-Commercial &
  Consumer)                              4,400          805,923
---------------------------------------------------------------
Suez Lyonnaise des Eaux
  (Manufacturing-Diversified)           14,500        2,460,490
---------------------------------------------------------------
Total S.A.-Class B (Oil &
  Gas-Refining & Marketing)             13,100        1,558,228
---------------------------------------------------------------
Valeo S.A. (Auto Parts &
  Equipment)                            19,400        1,929,995
---------------------------------------------------------------
                                                     41,330,955
---------------------------------------------------------------

GERMANY-4.42%

Adidas Salomon A.G. (Footwear)          16,350        2,711,178
---------------------------------------------------------------
Allianz A.G.
  (Insurance-Multi-Line)                 4,000        1,230,701
---------------------------------------------------------------
Bayerische Vereinsbank A.G.
  (Banks-Major Regional)                17,000        1,293,406
---------------------------------------------------------------
Continental A.G. (Auto Parts &
  Equipment)                            29,600          841,425
---------------------------------------------------------------
Dresdner Bank A.G. (Banks-Major
  Regional)      36,000                               1,948,386
---------------------------------------------------------------
Henkel KGaA
  (Chemicals-Diversified)                7,500          585,252
---------------------------------------------------------------
Mannesmann A.G.
  (Machinery-Diversified)                2,150        1,706,482
---------------------------------------------------------------
Porsche A.G. (Automobiles)                 600        1,501,589
---------------------------------------------------------------
SAP A.G. (Computers-Software &
  Services)                              4,600        2,179,366
---------------------------------------------------------------
SAP A.G. (Computers-Software &
  Services)                              4,600        2,294,744
---------------------------------------------------------------
VEBA A.G.
  (Manufacturing-Diversified)           18,000        1,189,900
---------------------------------------------------------------
Volkswagen A.G. (Automobiles)            6,000        4,778,998
---------------------------------------------------------------
                                                     22,261,427
---------------------------------------------------------------

HONG KONG-1.49%

Cosco Pacific Ltd.
  (Financial-Diversified)            1,294,000          877,033
---------------------------------------------------------------
Hong Kong & China Gas Co. Ltd.
  (Natural Gas)                      1,183,204        1,611,516
---------------------------------------------------------------
HSBC Holdings PLC (Banks-Major
  Regional)                             63,400        1,808,856
---------------------------------------------------------------
Hutchison Whampoa Ltd.
  (Retail-Food Chains)                 338,000        2,090,137
---------------------------------------------------------------
New World Infrastructure Ltd.
  (Services-Commercial &
  Consumer)(a)                         151,800          326,293
---------------------------------------------------------------
Ng Fung Hong Ltd. (Foods)              898,000          811,516
---------------------------------------------------------------
                                                      7,525,351
---------------------------------------------------------------

HUNGARY-0.23%

Gedeon Richter (Health
  Care-Drugs-Major
  Pharmaceuticals)(a)                   11,000        1,171,500
---------------------------------------------------------------

INDONESIA-0.22%

Gulf Indonesia Resources Ltd.
  (Oil-International
  Integrated)(a)                        71,100        1,093,162
---------------------------------------------------------------

IRELAND-0.91%

Allied Irish Banks PLC
  (Banks-Regional)                     180,000        2,508,449
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
IRELAND-(CONTINUED)

Bank of Ireland (Banks-Major
  Regional)                             75,000   $    1,531,592
---------------------------------------------------------------
Elan Corp. PLC-ADR (Health
  Care/Drugs-Generic & Other)(a)         9,000          559,125
---------------------------------------------------------------
                                                      4,599,166
---------------------------------------------------------------

ITALY-3.53%

Assicurazioni Generali
  (Insurance/Multi-Line)                92,200        2,761,498
---------------------------------------------------------------
Credito Italiano S.p.A.
  (Banks-Major Regional)               465,000        2,434,008
---------------------------------------------------------------
Ente Nazionale Idrocarburi S.p.A.
  (Oil & Gas-Refining &
  Marketing)                           290,000        1,943,320
---------------------------------------------------------------
Istituto Mobiliare Italiano
  S.p.A. (Banks-Major Regional)        138,000        2,247,997
---------------------------------------------------------------
Pirelli S.p.A. (Electrical
  Equipment)                           862,187        2,847,916
---------------------------------------------------------------
Telecom Italia Mobile S.p.A.
  (Telecommunications-
  Cellular/Wireless)                   460,000        2,635,323
---------------------------------------------------------------
Telecom Italia S.p.A. (Telephone)      388,888        2,929,805
---------------------------------------------------------------
                                                     17,799,867
---------------------------------------------------------------

JAPAN-5.07%

Advantest Corp.
  (Electronics-Instrumentation)         23,023        1,547,735
---------------------------------------------------------------
Bridgestone Corp. (Auto Parts &
  Equipment)                           101,000        2,303,950
---------------------------------------------------------------
Canon, Inc. (Office Equipment &
  Supplies)                             48,000        1,134,829
---------------------------------------------------------------
Fuji Photo Film Co.(Leisure
  Time-Products)                        30,000        1,067,301
---------------------------------------------------------------
Hitachi Cable, Ltd. (Metal
  Fabricators)                         224,000        1,115,009
---------------------------------------------------------------
Honda Motor Co., Ltd.
  (Automobiles)                         50,000        1,812,826
---------------------------------------------------------------
Ibiden Co., Ltd.
  (Electronics-Component
  Distributors)                         75,000        1,184,002
---------------------------------------------------------------
Minebea Company Ltd.
  (Electronics-Component
  Distributors)                        193,000        2,157,565
---------------------------------------------------------------
Murata Manufacturing Co., Ltd.
  (Electronics-Component
  Distributors)                         46,000        1,348,138
---------------------------------------------------------------
Nippon Telegraph & Telephone
  Corp. (Telephone)                      2,500        2,190,497
---------------------------------------------------------------
Nippon Television Network Corp.
  (Broadcasting-Television, Radio
  & Cable)                               2,050          605,446
---------------------------------------------------------------
NTT Data Corp. (Computer Software
  & Services)                              470        2,030,667
---------------------------------------------------------------
Rohm Co. (Electronics-Component
  Distributors)                         14,000        1,579,877
---------------------------------------------------------------
SMC Corp. (Machinery-Diversified)        6,800          564,997
---------------------------------------------------------------
Sony Corp. (Electronics-Component
  Distributors)                         30,000        2,494,901
---------------------------------------------------------------
TDK Corp. (Electronic Equipment)        31,000        2,449,279
---------------------------------------------------------------
                                                     25,587,019
---------------------------------------------------------------

MEXICO-3.15%

Cifra S.A. de C.V.-Series C
  (Retail-General Merchandise)       1,009,000        1,716,435
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
MEXICO-(CONTINUED)

Cifra S.A. de C.V.-Series V
  (Retail-General Merchandise)         117,499   $      205,140
---------------------------------------------------------------
Coca-Cola Femsa S.A.-ADR
  (Beverages-Non-Alcoholic)            145,800        2,478,600
---------------------------------------------------------------
Fomento Economico Mexicano, S.A.
  de C.V.-Class B
  (Beverages-Alcoholic)                265,450        1,963,864
---------------------------------------------------------------
Grupo Industrial Maseca S.A. de
  C.V.-Class B (Foods)                 681,200          491,128
---------------------------------------------------------------
Grupo Televisa S.A.-GDR
  (Entertainment)(a)                    67,700        2,775,700
---------------------------------------------------------------
Kimberly-Clark de Mexico, S.A. de
  C.V.-Class A (Paper & Forest
  Products)                            483,400        2,371,869
---------------------------------------------------------------
Panamerican Beverages, Inc.-Class
  A (Beverages-Non-Alcoholic)           86,300        3,441,212
---------------------------------------------------------------
TV Azteca, S.A. de C.V.-ADR
  (Broadcasting-Television, Radio
  & Cable)                              24,200          450,725
---------------------------------------------------------------
                                                     15,894,673
---------------------------------------------------------------

NETHERLANDS-2.99%

CMG PLC
  (Computers-Software & Services)       61,700        2,761,091
---------------------------------------------------------------
Getronics N.V.
  (Computers-Software & Services)       41,000        1,814,464
---------------------------------------------------------------
Koninklijke Ahold N.V.
  (Retail-Food Chains)                  30,600          954,309
---------------------------------------------------------------
Koninklijke Numico N.V. (Foods)         26,000          868,769
---------------------------------------------------------------
Philips Electronics N.V.
  (Household Furniture &
  Appliances)                           29,000        2,555,319
---------------------------------------------------------------
Randstad Holdings N.V.
  (Services-Commercial &
  Consumer)                             25,000        1,227,662
---------------------------------------------------------------
Vendex International N.V.
  (Retail-General Merchandise)          38,000        2,437,899
---------------------------------------------------------------
Verenigde Nederlandse
  Uitgeversbedrijven Verenigd
  Bezit (Publishing)                    75,500        2,444,285
---------------------------------------------------------------
                                                     15,063,798
---------------------------------------------------------------

NORWAY-0.24%

Petroleum Geo-Services A.S.A.
  (Oil-International
  Integrated)(a)                        18,800        1,220,296
---------------------------------------------------------------

PHILIPPINES-0.18%

Philippine Long Distance
  Telephone Co. (Telephone)             16,460          440,709
---------------------------------------------------------------
Philippine Long Distance
  Telephone Co.-ADR (Telephone)         17,800          480,600
---------------------------------------------------------------
                                                        921,309
---------------------------------------------------------------

PORTUGAL-1.27%

Banco Comercial Portugues, S.A.
  (Banks-Major Regional)                82,000        2,875,261
---------------------------------------------------------------
Electric de Portugal, S.A.-ADR
  (Electric Companies)(a)               24,200        1,258,400
---------------------------------------------------------------
Portugal Telecom S.A. (Telephone)       42,000        2,257,340
---------------------------------------------------------------
                                                      6,391,001
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
SINGAPORE-0.11%

Overseas Union Bank Ltd.
  (Banks-Major Regional)               150,000   $      568,541
---------------------------------------------------------------

SPAIN-2.18%

Banco Bilbao Vizcaya, S.A.
  (Banks-Major Regional)                73,500        3,783,585
---------------------------------------------------------------
Banco Popular Espanol S.A.
  (Banks-Major Regional)                13,000        1,066,973
---------------------------------------------------------------
Endesa S.A. (Electric Companies)       104,200        2,531,451
---------------------------------------------------------------
Iberdrola S.A. (Electric
  Companies)                            60,000          965,200
---------------------------------------------------------------
Telefonica de Espana (Telephone)        62,000        2,589,101
---------------------------------------------------------------
Telefonica de Espana
  (Telephone)-Rights, expiring
  05/30/98(a)                           62,000           48,851
---------------------------------------------------------------
                                                     10,985,161
---------------------------------------------------------------

SWEDEN-0.81%

Forenings Sparbanken A.B.-Class A
  (Banks-Major Regional)                46,000        1,437,871
---------------------------------------------------------------
Hennes & Mauritz A.B.-Class B
  (Retail-Specialty-Apparel)            24,400        1,270,111
---------------------------------------------------------------
Svenska Handelsbanken-Class A
  (Banks-Major Regional)                30,000        1,360,113
---------------------------------------------------------------
                                                      4,068,095
---------------------------------------------------------------

SWITZERLAND-2.76%

Clariant A.G.
  (Chemicals-Specialty)                  1,650        1,775,671
---------------------------------------------------------------
Credit Suisse Group (Banks-Major
  Regional)                             14,500        3,188,513
---------------------------------------------------------------
Holderbank Financiere Glarus
  A.G.-Class B
  (Construction-Cement &
  Aggregates)                            2,400        2,539,615
---------------------------------------------------------------
Nestle S.A. (Foods)                        680        1,318,585
---------------------------------------------------------------
Rieter Holdings Ltd.
  (Machinery-Diversified)                2,200        1,320,850
---------------------------------------------------------------
Schweizerischer Bankverein
  (Banks-Major Regional)                 6,500        2,256,614
---------------------------------------------------------------
Zurich Versicherungs-Gesellschaft
  (Insurance-Multi-Line)                 2,500        1,522,623
---------------------------------------------------------------
                                                     13,922,471
---------------------------------------------------------------

TAIWAN-0.28%

Taiwan Semiconductor
  Manufacturing Co.-ADR
  (Electronics-Semiconductors)(a)       58,500        1,436,906
---------------------------------------------------------------

UNITED KINGDOM-9.80%

Airtours PLC (Services-Commercial
  & Consumer)                          215,700        1,889,471
---------------------------------------------------------------
Bodycote International PLC
  (Chemicals-Specialty)                 71,000        1,422,595
---------------------------------------------------------------
British Aerospace PLC
  (Aerospace/Defense)                   64,000        2,138,659
---------------------------------------------------------------
British Petroleum Co. PLC (Oil &
  Gas-Refining & Marketing)             62,000          979,399
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
UNITED KINGDOM-(CONTINUED)

Cable & Wireless PLC
  (Telecommunications-
  Cellular/Wireless)                   226,000   $    2,589,197
---------------------------------------------------------------
Compass Group PLC
  (Services-Commercial &
  Consumer)                             59,200        1,024,774
---------------------------------------------------------------
EMAP PLC (Publishing)                  102,000        2,076,141
---------------------------------------------------------------
General Electric Co. PLC
  (Manufacturing-Diversified)          316,500        2,620,263
---------------------------------------------------------------
GKN PLC
  (Manufacturing-Diversified)           39,000        1,126,479
---------------------------------------------------------------
Granada Group PLC (Leisure
  Time-Products)                        61,400        1,057,723
---------------------------------------------------------------
Hays PLC (Services-Commercial &
  Consumer)                            178,000        3,020,217
---------------------------------------------------------------
Kingfisher PLC (Retail-Department
  Stores)                              165,000        2,996,953
---------------------------------------------------------------
Ladbroke Group PLC (Leisure
  Time-Products)                       382,000        2,100,367
---------------------------------------------------------------
Lloyds TSB Group PLC (Banks-Major
  Regional)                             96,000        1,437,815
---------------------------------------------------------------
Misys PLC (Services-Commercial &
  Consumer)                             45,000        2,163,797
---------------------------------------------------------------
Pearson PLC (Specialty Printing)        70,000        1,096,993
---------------------------------------------------------------
Provident Financial PLC (Consumer
  Finance)                             132,579        2,215,166
---------------------------------------------------------------
Railtrack Group PLC (Shipping)         100,789        1,841,623
---------------------------------------------------------------
Rentokil Initial PLC
  (Services-Commercial &
  Consumer)                            240,000        1,546,394
---------------------------------------------------------------
Royal & Sun Alliance Insurance
  Group PLC
  (Insurance-Multi-Line)               230,000        2,569,629
---------------------------------------------------------------
Siebe PLC
  (Electronics-Component/
  Distributors)                         75,000        1,675,845
---------------------------------------------------------------
Smiths Industries PLC
  (Machinery-Diversified)              150,000        2,158,779
---------------------------------------------------------------
Unilever PLC (Foods)                   224,000        2,386,457
---------------------------------------------------------------
Vodafone Group PLC
  (Telecommunications-
  Cellular/Wireless)                   300,000        3,286,463
---------------------------------------------------------------
WPP Group PLC
 (Services-Advertising/Marketing)      316,000        2,005,695
---------------------------------------------------------------
                                                     49,426,894
---------------------------------------------------------------
      Total Foreign Stocks & Other Equity
         Interests (Cost $209,690,371)              293,844,111
---------------------------------------------------------------

DOMESTIC CONVERTIBLE PREFERRED STOCK-0.14%

FINANCIAL (DIVERSIFIED)-0.14%

MGIC Investment Corp.-$3.12 Conv.
  Pfd.
  (Cost $464,814)                        7,000          735,000
---------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                   AMOUNT(b)         VALUE
U.S. DOLLAR DENOMINATED FOREIGN BONDS-0.15%

HONG KONG-0.15%

New World Infrastructure Ltd.
  (Services-Commercial &
  Consumer), Conv. Bonds, 5.00%,
  07/15/01(c) (Acquired from
  04/10/97 - 04/11/97; Cost
  $234,938)                       $   200,000     $    201,000
--------------------------------------------------------------
  Conv. Bonds, 5.00%, 07/15/01        580,000          582,900
--------------------------------------------------------------
    Total U.S. Dollar
      Denominated Foreign Bonds
      (Cost $876,955)                                  783,900
--------------------------------------------------------------

NON-U.S. DOLLAR DENOMINATED FOREIGN BONDS &
  NOTES-0.25%

FRANCE-0.25%

AXA-UAP (Insurance-Multi-Line),
  Conv. Sr.
  Deb., 4.50%, 01/01/99
      (Cost $732,700)           FRF 2,835,000        1,251,536
--------------------------------------------------------------

                                   PRINCIPAL         MARKET
                                    AMOUNT           VALUE
REPURCHASE AGREEMENTS-5.59%(d)

Dean Witter Reynolds, Inc.
  5.55%, 05/01/98(e)              $   179,511     $    179,511
--------------------------------------------------------------
Lehman Brothers Inc. 5.30%,
  05/01/98(f)                      28,000,000       28,000,000
--------------------------------------------------------------
Total Repurchase Agreements
  (Cost $28,179,511)                                28,179,511
--------------------------------------------------------------
TOTAL INVESTMENTS-99.03%                           499,352,429
--------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-0.97%                                  4,903,416
--------------------------------------------------------------
NET ASSETS-100.00%                                $504,255,845
==============================================================

Abbreviations:

ADR   - American Depositary Receipt
Conv. - Convertible
Deb.  - Debentures
FRF   - French Francs
GDR   - Global Depositary Receipt
Pfd.  - Preferred
Sr.   - Senior

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Principal in U.S. Dollars unless otherwise indicated.
(c) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors. The aggregate market value of this security at 04/30/98 represented 0.04% of the Fund's net assets.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) Joint repurchase agreement entered into 04/30/98 with a maturing value of $300,046,250. Collateralized by $307,111,000 U.S. Government obligations, 0% to 9.40% due 06/10/98 to 09/26/19 with an aggregate market value at 04/30/98 of $306,000,308.
(f) Joint repurchase agreement entered into 04/30/98 with a maturing value of $450,066,250. Collateralized by $522,302,000 U.S. Government obligations, 0% to 7.45% due 08/14/98 to 10/08/27 with an aggregate market value at 04/30/98 of $459,005,491.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 1998
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $371,065,639)                            $499,352,429
-------------------------------------------------------
Foreign currencies, at value (cost
  $3,494,978)                                 3,510,328
-------------------------------------------------------
Receivables for:
  Investments sold                            5,232,008
-------------------------------------------------------
  Capital stock sold                          2,252,580
-------------------------------------------------------
  Dividends and interest                      1,119,844
-------------------------------------------------------
Investment for deferred compensation plan        13,186
-------------------------------------------------------
Other assets                                     25,785
-------------------------------------------------------
         Total assets                       511,506,160
-------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                       4,599,003
-------------------------------------------------------
  Capital stock reacquired                    1,727,767
-------------------------------------------------------
  Deferred compensation                          13,186
-------------------------------------------------------
Accrued advisory fees                           347,387
-------------------------------------------------------
Accrued administrative services fees             11,735
-------------------------------------------------------
Accrued directors' fees                           2,243
-------------------------------------------------------
Accrued distribution fees                       319,085
-------------------------------------------------------
Accrued transfer agent fees                      77,260
-------------------------------------------------------
Accrued operating expenses                      152,649
-------------------------------------------------------
         Total liabilities                    7,250,315
-------------------------------------------------------
Net assets applicable to shares
  outstanding                              $504,255,845
=======================================================

NET ASSETS:

Class A                                    $217,916,181
=======================================================
Class B                                    $281,432,014
=======================================================
Class C                                    $  4,907,650
=======================================================

CAPITAL STOCK, $0.001 PAR VALUE PER
  SHARE:

Class A:
  Authorized                                200,000,000
-------------------------------------------------------
  Outstanding                                11,304,102
=======================================================
Class B:
  Authorized                                200,000,000
-------------------------------------------------------
  Outstanding                                14,878,249
=======================================================
Class C:
  Authorized                                200,000,000
-------------------------------------------------------
  Outstanding                                   259,527
=======================================================
Class A:

  Net asset value and redemption price
    per share                              $      19.28
=======================================================
  Offering price per share:
    (Net asset value $19.28 / 95.25%)      $      20.24
=======================================================
Class B:

  Net asset value and offering price per
    share                                  $      18.92
=======================================================
Class C:

  Net asset value and offering price per
    share                                  $      18.91
=======================================================

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 1998
(UNAUDITED)

INVESTMENT INCOME:

Dividends (net of $168,783 foreign
  withholding tax)                           $ 2,002,141
--------------------------------------------------------
Interest                                         719,736
--------------------------------------------------------
      Total investment income                  2,721,877
--------------------------------------------------------

EXPENSES:

Advisory fees                                  1,844,970
--------------------------------------------------------
Administrative services fees                      40,519
--------------------------------------------------------
Custodian fees                                   176,160
--------------------------------------------------------
Directors' fees                                    5,250
--------------------------------------------------------
Distribution fees -- Class A                     472,471
--------------------------------------------------------
Distribution fees -- Class B                   1,213,414
--------------------------------------------------------
Distribution fees -- Class C                      12,198
--------------------------------------------------------
Transfer agent fees -- Class A                   201,137
--------------------------------------------------------
Transfer agent fees -- Class B                   296,709
--------------------------------------------------------
Transfer agent fees -- Class C                     3,566
--------------------------------------------------------
Other                                            171,458
--------------------------------------------------------
      Total expenses                           4,437,852
--------------------------------------------------------
Less:
      Expenses paid indirectly                    (3,145)
--------------------------------------------------------
      Net expenses                             4,434,707
--------------------------------------------------------
Net investment income (loss)                  (1,712,830)
--------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN
  CURRENCIES, FUTURES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                        9,732,168
--------------------------------------------------------
  Foreign currencies                            (402,967)
--------------------------------------------------------
  Futures contracts                              727,924
--------------------------------------------------------
  Option contracts                               (27,489)
--------------------------------------------------------
                                              10,029,636
--------------------------------------------------------
Net unrealized appreciation (depreciation)
  of:
  Investment securities                       68,191,263
--------------------------------------------------------
  Foreign currencies                              61,692
--------------------------------------------------------
  Futures contracts                              (51,000)
--------------------------------------------------------
                                              68,201,955
--------------------------------------------------------
    Net gain from investment securities,
      foreign currencies futures and option
      contracts                               78,231,591
--------------------------------------------------------
Net increase in net assets resulting from
  operations                                 $76,518,761
========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED APRIL 30, 1998 AND THE YEAR ENDED OCTOBER 31, 1997 (UNAUDITED)

                                                               APRIL 30,       OCTOBER 31,
                                                                  1998            1997
                                                              ------------    -------------
OPERATIONS:

  Net investment income (loss)                                $ (1,712,830)   $  (2,013,735)
-------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, futures and option contracts                    10,029,636       11,895,254
-------------------------------------------------------------------------------------------
  Net unrealized appreciation of investment securities,
    foreign currencies, futures and option contracts            68,201,955       37,072,703
-------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations        76,518,761       46,954,222
-------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
    Class A                                                     (4,454,600)               -
-------------------------------------------------------------------------------------------
    Class B                                                     (5,820,423)               -
-------------------------------------------------------------------------------------------
    Class C                                                        (40,919)               -
-------------------------------------------------------------------------------------------
Share transactions-net:
    Class A                                                      9,625,327       41,376,928
-------------------------------------------------------------------------------------------
    Class B                                                     20,787,870       77,933,131
-------------------------------------------------------------------------------------------
    Class C                                                      3,399,087        1,157,289
-------------------------------------------------------------------------------------------
  Net increase in net assets                                   100,015,103      167,421,570
-------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          404,240,742      236,819,172
-------------------------------------------------------------------------------------------
  End of period                                               $504,255,845    $ 404,240,742
===========================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $368,732,093    $ 334,919,809
-------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                    (1,727,412)         (14,582)
-------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies, futures and option
    contracts                                                    8,955,126        9,241,432
-------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies, futures and option contracts                   128,296,038       60,094,083
-------------------------------------------------------------------------------------------
                                                              $504,255,845    $ 404,240,742
===========================================================================================

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 1998
(UNAUDITED)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Global Growth Fund (the "Fund") is an investment portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios: AIM Global Growth Fund, AIM Asian Growth Fund, AIM European Development Fund, AIM Global Aggressive Growth Fund, AIM Global Income Fund and AIM International Equity Fund. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class are voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to provide long-term growth of capital.
    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations-A security listed or traded on an exchange (except convertible bonds) is valued at the last sales price on the exchange where the security is principally traded or, lacking any sales, at the mean between the closing bid and asked prices on the day of valuation. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Securities traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) are valued at the mean between the closing bid and asked prices on valuation date. Securities reported on the NASDAQ National Market System are valued at the last sales price on the valuation date or, absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market quotations are either not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Investments with maturities of 60 days or less are valued on the basis of amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Foreign Currency Translations-Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
C. Foreign Currency Contracts-A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
D. Securities Transactions, Investment Income and Distribu- tions-Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.
E. Federal Income Taxes-The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
F. Stock Index Futures Contracts-The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in the value of contracts may not correlate with changes in the value of the securities being hedged.
G. Covered Call Options-The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "market-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
         A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
H. Put options-The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, a Fund pays an option premium. The option's underlying instrument may be a security, or a futures contract. Put options may be used by a Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged.
I. Expenses-Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.85% of the first $1 billion of the Fund's average daily net assets, plus 0.80% of the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for administrative costs incurred in providing accounting services to the Fund. During the six months ended April 30, 1998, AIM was reimbursed $40,519 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency services to the Fund. During the six months ended April 30, 1998, AFS was paid $301,921 for such services.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and C Plan"), and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at an annual rate of 0.50% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of Class C shares. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. AIM Distributors may, from time to time, assign, transfer, or pledge to one or more designees, its rights to all or a designated portion of (a) compensation received by AIM Distributors from the Fund pursuant to the Class B Plan (but not AIM Distributors' duties and obligations pursuant to the Class B
Plan) and (b) any contingent deferred sales charges received by AIM Distributors related to the Class B shares. During the six months ended April 30, 1998, the Class A, Class B and Class C shares, paid AIM Distributors $472,471, $1,213,414 and $12,198, respectively as compensation under the Plans.
  AIM Distributors received commissions of $97,142 from the sales of the Class A shares of the Fund during the six months ended April 30, 1998. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended April 30, 1998. AIM Distributors received commissions of $16,610 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.
  During the six months ended April 30, 1998, the Fund incurred legal fees of $3,172 for services rendered by the law firm of Kramer, Levin, Naftalis & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

During the six months ended April 30, 1998, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $2,468 and $677, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $3,145 during the six months ended April 30, 1998.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. During the six months ended April 30, 1998, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.
  Pursuant to an amendment to the line of credit agreement effective May 1, 1998, the Fund may borrow up to the lessor of (i) $1,000,000,000 or (ii) the limits set by the prospectus for borrowings.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended April 30, 1998 was $169,234,961 and $151,078,972, respectively.
The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of April 30, 1998 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $136,377,976
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                        (8,394,011)
---------------------------------------------------------
Net unrealized appreciation of investment
  securities                                 $127,983,965
=========================================================

Cost of investments for tax purposes is $371,368,464.

NOTE 7-OPTION CONTRACTS WRITTEN

Transactions in call options written during the six months ended April 30, 1998 are summarized as follows:

                                   CALL OPTION CONTRACTS
                                   ---------------------
                                   NUMBER OF    PREMIUMS
                                   CONTRACTS    RECEIVED
                                   ---------    --------
Beginning of period                     -              -
--------------------------------------------------------
Written                                51       $ 27,335
--------------------------------------------------------
Exercised                             (51)       (27,335)
--------------------------------------------------------
End of period                           0       $      0
========================================================

NOTE 8-PUT OPTIONS PURCHASED

Transactions in put options purchased during the six months ended April 30, 1998 are summarized as follows:

                                  PUT OPTION CONTRACTS
                                ------------------------
                                NUMBER OF     PREMIUMS
                                CONTRACTS       PAID
                                ---------    -----------
Beginning of period                   -                -
--------------------------------------------------------
Purchased                            51      $    27,489
--------------------------------------------------------
Expired                             (51)         (27,489)
--------------------------------------------------------
End of period                         0      $         0
========================================================

NOTE 9-CAPITAL STOCK

Changes in the Fund's capital stock outstanding during the six months ended April 30, 1998 and the year ended October 31, 1997 were as follows:

                               APRIL 30,                   OCTOBER 31,
                       --------------------------   -------------------------
                                  1998                        1997
                       --------------------------   -------------------------
                         SHARES        AMOUNT         SHARES        AMOUNT
                       ----------   -------------   ----------   ------------
Sold:

  Class A               6,817,691   $ 120,490,697    6,399,974   $103,567,757
-----------------------------------------------------------------------------
  Class B               1,936,054      33,801,397    6,303,261     98,414,198
-----------------------------------------------------------------------------
  Class C*                228,828       4,057,497       67,094      1,157,289
-----------------------------------------------------------------------------
Issued as reinvestment of
  distributions:
  Class A                 259,539       4,204,528            -              -
-----------------------------------------------------------------------------
  Class B                 340,750       5,428,145            -              -
-----------------------------------------------------------------------------
  Class C*                  2,447          38,984            -              -
-----------------------------------------------------------------------------
Reacquired:
  Class A              (6,520,692)   (115,069,898)  (3,750,438)   (62,190,829)
-----------------------------------------------------------------------------
  Class B              (1,083,167)    (18,441,672)  (1,291,769)   (20,481,067)
-----------------------------------------------------------------------------
  Class C*                (38,842)       (697,394)           -              -
-----------------------------------------------------------------------------
                        1,942,608   $  33,812,284    7,728,122   $120,467,348
=============================================================================

* Class C shares commenced sales on August 4, 1997.

NOTE 10-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A and Class B capital stock outstanding during the six months ended April 30, 1998, each of the years in the three-year period ended October 31, 1997 and the period September 15, 1994 (date operations commenced) through October 31, 1994 and for a share of Class C capital stock outstanding during the six months ended April 30, 1998 and the period August 4, 1997 (date sales commenced) through October 31, 1997.

                                                                                         CLASS A
                                                               -------------------------------------------------------------
                                                                                                OCTOBER 31,
                                                               APRIL 30,       ---------------------------------------------
                                                                 1998            1997        1996         1995        1994
                                                               ---------       --------    ---------    --------    --------
Net asset value, beginning of period                           $  16.65        $  14.20    $   12.32    $  10.23    $  10.00
------------------------------------------------------------   --------        --------    ---------    --------    --------
Income from investment operations:
  Net investment income (loss)                                    (0.04)          (0.04)       (0.01)      (0.02)          -
------------------------------------------------------------   --------        --------    ---------    --------    --------
  Net gains on securities (both realized and unrealized)           3.09            2.49         2.11        2.11        0.23
------------------------------------------------------------   --------        --------    ---------    --------    --------
    Total from investment operations                               3.05            2.45         2.10        2.09        0.23
------------------------------------------------------------   --------        --------    ---------    --------    --------
Less distributions:
  Dividends from net investment income                                -               -            -      (0.004)          -
------------------------------------------------------------   --------        --------    ---------    --------    --------
  Distributions from net realized gains                           (0.42)              -        (0.22)          -           -
------------------------------------------------------------   --------        --------    ---------    --------    --------
    Total distributions                                           (0.42)              -        (0.22)     (0.004)          -
------------------------------------------------------------   --------        --------    ---------    --------    --------
Net asset value, end of period                                 $  19.28        $  16.65    $   14.20    $  12.32    $  10.23
============================================================   ========        ========    =========    ========    ========
Total return(a)                                                   18.81%          17.25%       17.26%      20.48%       2.30%
============================================================   ========        ========    =========    ========    ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $217,916        $178,917    $ 114,971    $ 23,754    $  3,093
============================================================   ========        ========    =========    ========    ========
Ratio of expenses to average net assets(b)                         1.74%(c)(d)     1.76%        1.93%       2.12%       1.95%(e)
============================================================   ========        ========    =========    ========    ========
Ratio of net investment income (loss) to average net
  assets(f)                                                       (0.49)%(c)      (0.30)%      (0.13)%     (0.28)%      0.10%(e)
============================================================   ========        ========    =========    ========    ========
Portfolio turnover rate                                              36%             96%          82%         79%          6%
============================================================   ========        ========    =========    ========    ========
Average brokerage commission rate paid(g)                      $ 0.0277        $ 0.0239    $  0.0234         N/A         N/A
============================================================   ========        ========    =========    ========    ========

(a) Does not deduct sales charges and are not annualized for periods less than one year.

(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.94%, 2.98% and 5.67% (annualized) for 1996-1994.

(c) Ratios are annualized and based on average net assets of $190,554,477.

(d) Ratio includes expenses paid indirectly. Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been the same (annualized).

(e) Annualized.

(f) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were (0.14)%, (1.14)% and (3.63)% (annualized) for 1996-1994.

(g) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                                                                              CLASS B
                                     -----------------------------------------------------------------------------------------
                                                                                      OCTOBER 31,
                                        APRIL 30,        ---------------------------------------------------------------------
                                          1998              1997            1996                1995                1994
                                     ---------------     ----------    ---------------     ---------------     ---------------
Net asset value, beginning of
  period                                $  16.39          $  14.05        $  12.26             $ 10.22             $10.00
-----------------------------------     --------          --------        --------             -------             ------
Income from investment operations:
  Net investment income (loss)             (0.09)(a)         (0.11)          (0.05)              (0.04)                 -
-----------------------------------     --------          --------        --------             -------             ------
  Net gains (losses) on securities
    (both realized and unrealized)          3.04              2.45            2.06                2.08               0.22
-----------------------------------     --------          --------        --------             -------             ------
    Total from investment
       operations                           2.95              2.34            2.01                2.04               0.22
-----------------------------------     --------          --------        --------             -------             ------
Less distributions:
  Distributions from net realized
    gains                                  (0.42)                -           (0.22)                  -                  -
-----------------------------------     --------          --------        --------             -------             ------
    Total distributions                    (0.42)                -           (0.22)                  -                  -
-----------------------------------     --------          --------        --------             -------             ------
Net asset value, end of period          $  18.92          $  16.39        $  14.05             $ 12.26             $10.22
===================================     ========          ========        ========             =======             ======
Total return(b)                            18.49%            16.65%          16.60%              19.96%              2.20%
===================================     ========          ========        ========             =======             ======
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                              $281,432          $224,225        $121,848             $17,157             $1,277
===================================     ========          ========        ========             =======             ======
Ratio of expenses to average net
  assets                                    2.28%(c)(d)       2.29%           2.48%(e)            2.64%(e)           2.51%(e)(f)
===================================     ========          ========        ========             =======             ======
Ratio of net investment income
  (loss) to average net assets             (1.02)%(c)        (0.83)%         (0.69)%(g)          (0.79)%(g)         (0.47)%(f)(g)
===================================     ========          ========        ========             =======             ======
Portfolio turnover rate                       36%               96%             82%                 79%                 6%
===================================     ========          ========        ========             =======             ======
Average brokerage commission rate
  paid(h)                               $ 0.0277          $ 0.0239        $ 0.0234                 N/A                N/A
===================================     ========          ========        ========             =======             ======


                                                 CLASS C
                                     -------------------------------
                                        APRIL 30,        OCTOBER 31,
                                          1998              1997
                                     ---------------     -----------
Net asset value, beginning of
  period                                 $ 16.39           $ 17.39
-----------------------------------      -------           -------
Income from investment operations:
  Net investment income (loss)             (0.09)(a)         (0.03)
-----------------------------------      -------           -------
  Net gains (losses) on securities
    (both realized and unrealized)          3.03             (0.97)
-----------------------------------      -------           -------
    Total from investment
       operations                           2.94             (1.00)
-----------------------------------      -------           -------
Less distributions:
  Distributions from net realized
    gains                                  (0.42)                -
-----------------------------------      -------           -------
    Total distributions                    (0.42)                -
-----------------------------------      -------           -------
Net asset value, end of period           $ 18.91           $ 16.39
===================================      =======           =======
Total return(b)                            18.43%            (5.75)%
===================================      =======           =======
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $ 4,908           $ 1,100
===================================      =======           =======
Ratio of expenses to average net
  assets                                    2.28%(c)(d)       2.29%(f)
===================================      =======           =======
Ratio of net investment income
  (loss) to average net assets             (1.02)%(c)        (0.83)%(f)
===================================      =======           =======
Portfolio turnover rate                       36%               96%
===================================      =======           =======
Average brokerage commission rate
  paid(h)                                $0.0277           $0.0239
===================================      =======           =======

(a) Calculated using average shares outstanding.

(b) Does not deduct contingent deferred sales charges and are not annualized for periods less than one year.

(c) Ratios are annualized and based on average net assets of $244,693,916 and $2,459,925 for Class B and Class C, respectively.

(d) Ratios include indirectly paid expenses. Excluding indirectly paid expenses, the ratios of expenses to average net assets would have been 2.27% (annualized) and 2.27% (annualized) for Class B and Class C, respectively.

(e) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 2.49%, 3.38% and 6.20% (annualized) for 1996-1994.

(f)  Annualized.

(g) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were (0.69)%, (1.54)% and (4.16)% (annualized) for 1996-1994.

(h) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

                                ---------------

                              Current shareholders

                                  can call our

                              AIM Investor Line at

                                  800-246-5463

                               for 24-hour-a-day

                              account information.

                                ---------------


                             HOW AIM MAKES INVESTING
                                  EASY FOR YOU

o LOW INITIAL INVESTMENT. You can get your investment program started for as little as $500. Subsequent investments can be made for only $50.

o AUTOMATIC REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS. Distributions may be received in cash or reinvested in the Fund free of charge. Over time, the power of compounding can significantly increase the value of your assets.

o AUTOMATIC INVESTMENT PLAN. You may build your investment by regularly purchasing additional shares. Pre-authorized checks for $50 or more can be drafted monthly from your personal checking account.

o EASY ACCESS TO YOUR MONEY. Your shares may be redeemed at net asset value any day the New York Stock Exchange is open. The price of shares sold may be more or less than their original cost, depending on market conditions.

o SYSTEMATIC WITHDRAWAL PLAN. You may elect to receive checks of at least $50 monthly or quarterly through a systematic withdrawal plan.

o EXCHANGE PRIVILEGE. As your goals change, you may exchange all or part of your assets for those of other funds within the same share class of The AIM Family of Funds--Registered Trademark--. The exchange privilege may be modified or discontinued for any of the AIM funds. Certain restrictions apply.

o RETIREMENT PLANS. You may purchase shares of the fund for your Individual Retirement Account (IRA) or any other type of retirement plan, and earn tax-deferred dollars for your retirement.

o TOLL-FREE ACCESS. Current shareholders can call our AIM Investor Line at 800-246-5463 for 24-hour-a-day account information. Or, of course, you may contact your financial consultant for assistance.

o www.aimfunds.com. As a current shareholder, you can check account balances 24 hours a day over the Internet. State-of-the-art encryption lets you send us questions that include confidential information without the fear of eavesdropping, tampering, or forgery.

                                                            Directors & Officers

BOARD OF DIRECTORS                                OFFICERS                                      OFFICE OF THE FUND
Charles T. Bauer                                  Charles T. Bauer                              11 Greenway Plaza
Chairman                                          Chairman                                      Suite 100
A I M Management Group Inc.                                                                     Houston, TX 77046
                                                  Robert H. Graham
Bruce L. Crockett                                 President                                     INVESTMENT ADVISOR
Director
ACE Limited;                                      John J. Arthur                                A I M Advisors, Inc.
Formerly Director, President, and                 Senior Vice President and Treasurer           11 Greenway Plaza
Chief Executive Officer                                                                         Suite 100
COMSAT Corporation                                Carol F. Relihan                              Houston, TX 77046
                                                  Senior Vice President and Secretary
Owen Daly II                                                                                    TRANSFER AGENT
Director                                          Gary T. Crum
Cortland Trust Inc.                               Senior Vice President                         A I M Fund Services, Inc.
                                                                                                P.O. Box 4739
Edward K. Dunn Jr.                                Dana R. Sutton                                Houston, TX 77210-4739
Chairman, Mercantile Mortgage Corp.;              Vice President and Assistant Treasurer
Formerly Vice Chairman and President,                                                           CUSTODIAN
Mercantile-Safe Deposit & Trust Co.; and          Robert G. Alley
President, Mercantile Bankshares                  Vice President                                State Street Bank and Trust Company
                                                                                                225 Franklin Street
Jack Fields                                       Melville B. Cox                               Boston, MA 02110
Chief Executive Officer                           Vice President
Texana Global, Inc.;                                                                            COUNSEL TO THE FUND
Formerly Member                                   Jonathan C. Schoolar
of the U.S. House of Representatives              Vice President                                Ballard Spahr
                                                                                                Andrews & Ingersoll, LLP
Carl Frischling                                   Renee A. Bamford                              1735 Market Street
Partner                                           Assistant Secretary                           Philadelphia, PA 19103
Kramer, Levin, Naftalis & Frankel
                                                  P. Michelle Grace                             COUNSEL TO THE DIRECTORS
Robert H. Graham                                  Assistant Secretary
President and Chief Executive Officer                                                           Kramer, Levin, Naftalis & Frankel
A I M Management Group Inc.                       Jeffrey H. Kupor                              919 Third Avenue
                                                  Assistant Secretary                           New York, NY 10022
John F. Kroeger
Formerly Consultant                               Nancy L. Martin                               DISTRIBUTOR
Wendell & Stockel Associates, Inc.                Assistant Secretary
                                                                                                A I M Distributors, Inc.
Lewis F. Pennock                                  Ofelia M. Mayo                                11 Greenway Plaza
Attorney                                          Assistant Secretary                           Suite 100
                                                                                                Houston, TX 77046
Ian W. Robinson                                   Lisa A. Moss
Consultant; Formerly Executive                    Assistant Secretary
Vice President and
Chief Financial Officer                           Kathleen J. Pflueger
Bell Atlantic Management                          Assistant Secretary
Services, Inc.
                                                  Samuel D. Sirko
Louis S. Sklar                                    Assistant Secretary
Executive Vice President
Hines Interests                                   Stephen I. Winer
Limited Partnership                               Assistant Secretary

                                                  Mary J. Benson
                                                  Assistant Treasurer


                                                            THE AIM FAMILY OF FUNDS--Registered Trademark--

                                                            FOR AGGRESSIVE GROWTH

                                                            AIM Aggressive Growth Fund*
                                                            AIM Asian Growth Fund
                                                            AIM Capital Development Fund
                                                            AIM Constellation Fund
                                                            AIM European Development Fund
                                                            AIM Global Aggressive Growth Fund

             [PHOTO OF                                      FOR GROWTH OF CAPITAL
          11 GREENWAY PLAZA
            APPEARS HERE]                                   AIM Advisor International Value Fund
                                                            AIM Blue Chip Fund
                                                            AIM Global Growth Fund
                                                            AIM International Equity Fund
                                                            AIM Select Growth Fund**
                                                            AIM Value Fund
                                                            AIM Weingarten Fund

                                                            FOR GROWTH AND INCOME OR INCOME WITH CAPITAL GROWTH

                                                            AIM Advisor Flex Fund
                                                            AIM Advisor Large Cap Value Fund
                                                            AIM Advisor MultiFlex Fund
                                                            AIM Advisor Real Estate Fund
                                                            AIM Balanced Fund
                                                            AIM Charter Fund
                                                            AIM Global Utilities Fund

                                                            FOR HIGH CURRENT INCOME OR CURRENT INCOME

                                                            AIM High Yield Fund
                                                            AIM Global Income Fund
                                                            AIM Income Fund

                                                            FOR CURRENT TAX-FREE INCOME

                                                            AIM High Income Municipal Fund
                                                            AIM Municipal Bond Fund
                                                            AIM Tax-Exempt Bond Fund of Connecticut
                                                            AIM Tax-Free Intermediate Fund

                                                            FOR CURRENT INCOME AND HIGH DEGREE OF SAFETY

                                                            AIM Intermediate Government Fund
                                                            AIM Limited Maturity Treasury Fund
                                                            AIM Money Market Fund
                                                            AIM Tax-Exempt Cash Fund



A I M Management Group Inc. has provided                    * AIM Aggressive Growth Fund was closed to new
leadership in the mutual fund industry since 1976           investors on June 5, 1997. ** On May 1, 1998, AIM
and managed approximately $89 billion in assets             Growth Fund was renamed AIM Select Growth Fund.
for more than 4.4 million shareholders, including           For more complete information about any AIM
individual investors, corporate clients, and                Fund(s), including sales charges and expenses, ask
Financial institutions, as of March 31, 1998. The           your Financial consultant or securities dealer for
AIM Family of Funds--Registered Trademark-- is              a free prospectus(es). Please read the
distributed nationwide, and AIM today ranks among           prospectus(es) carefully before you invest or send
the nation's top 15 mutual fund companies in                money.
assets under management, according to Lipper
Analytical Services, Inc.

                                                                      INVEST WITH DISCIPLINE-SM-



                                 APPENDIX IV

                                                                       GT GLOBAL
                                                                   OVER 25 YEARS
                                                                    OF INVESTING
                                                                       WORLDWIDE

                                                                             / /
                                                                       GT GLOBAL
                                                                   INTERNATIONAL
                                                                     GROWTH FUND

                                                                             / /
                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 1997

                                                                          [LOGO]

TABLE
OF CONTENTS

Message from the
Chairman.............          1

Report from the Fund
Managers and Key
Portfolio Holdings...          2

Report of Independent
Accountants..........         F1

Financial
Statements...........         F2

Views  of the  Funds' management
described in this report are  as
of  the date  written. Portfolio
holdings and allocations are  as
of  December  31,  1997,  unless
otherwise  noted.  These  views,
portfolio holdings and
allocations   may  have  changed
subsequently.

MESSAGE FROM THE CHAIRMAN

Dear Shareholder,

Nineteen ninety-seven has been a challenging and exciting year. The volatility of the market--and the resulting record highs and lows--has made investing a sometimes awe-inspiring endeavor for investors and investment professionals alike.

Across the GT Global family, our Funds have remained true to their investment goals and objectives regardless of world events. Whether it be the recent turmoil in the Asian markets, the privatization and reform underway across eastern Europe, deregulation occurring in Latin America or the ups and downs of the U.S. market, our Funds have maintained their focus. In fact, we believe these changes are yielding new investment opportunities in both established economies and dynamic new markets around the world. Looking forward to 1998, our commitment is to continue to monitor world markets and seek additional ways to capitalize on events as they unfold for the benefit of our shareholders.

In an effort to provide our customers easier access to information about the GT Global Funds, we launched our website, www.gtglobal.com, during the latter part of 1997. We hope to continually enhance the information it contains, from our worldwide economic outlook, to fund price and performance reporting, to the Millennium Minute message of the day. Used in conjunction with annual and semiannual reports and your quarterly statement on our Funds, we hope it helps you monitor your investments and achieve your financial goals.

Be assured that we will continue to strive to offer you the quality investment products you need to build a well-diversified portfolio. As always, we appreciate your continued confidence in our Funds. Should you or your adviser have any questions regarding GT Global Funds, please call us at 800-824-1580. One of our representatives will be happy to assist you.

Sincerely,


/s/ William J. Guilfoyle

William J. Guilfoyle

Chairman of the Board and President

GT Global Funds

[GRAPHIC]

INVESTMENT OBJECTIVE

The GT Global International Growth Fund seeks long-term growth of capital by investing primarily in equity securities of companies located outside the U.S.



GT GLOBAL INTERNATIONAL GROWTH FUND
PERFORMANCE SUMMARY

[GRAPH]

/ /  GT GLOBAL INTERNATIONAL GROWTH FUND CLASS A

/ /  MSCI-EAFE Index

7/19/85   "$9,525"   "$10,000"
          "9,535"    "9,904"
          "9,449"    "10,225"
          "9,849"    "10,827"
          "10,506"   "11,567"
          "11,144"   "12,045"
          "11,878"   "12,619"
          "12,163"   "12,939"
          "12,954"   "14,376"
          "14,168"   "16,402"
          "15,310"   "17,480"
          "14,893"   "16,707"
          "16,006"   "17,850"
          "17,407"   "18,955"
          "18,400"   "20,828"
          "17,923"   "20,619"
          "16,423"   "19,247"
          "17,645"   "20,360"
          "18,251"   "21,445"
          "18,728"   "23,727"
          "19,473"   "24,443"
          "20,356"   "26,452"
          "21,427"   "29,255"
          "21,900"   "29,261"
          "22,148"   "28,334"
          "23,579"   "28,289"
          "24,433"   "30,416"
          "25,185"   "29,943"
          "18,256"   "25,753"
          "17,774"   "26,013"
          "19,379"   "26,791"
          "19,786"   "27,276"
          "20,431"   "29,101"
          "21,313"   "30,896"
          "21,833"   "31,350"
          "21,403"   "30,352"
          "21,268"   "29,559"
          "21,460"   "30,492"
          "20,747"   "28,515"
          "21,268"   "29,767"
          "22,330"   "32,321"
          "22,930"   "34,253"
          "23,138"   "34,450"
          "24,311"   "35,063"
          "24,686"   "35,250"
          "25,176"   "34,565"
          "26,167"   "34,893"
          "25,882"   "33,000"
          "25,745"   "32,452"
          "27,545"   "36,534"
          "28,626"   "34,898"
          "29,788"   "36,494"
          "28,455"   "35,035"
          "29,685"   "36,803"
          "32,060"   "38,170"
          "31,540"   "36,758"
          "30,674"   "34,200"
          "31,090"   "30,644"
          "30,258"   "30,409"
          "31,818"   "33,888"
          "32,476"   "33,598"
          "33,585"   "34,080"
          "30,362"   "30,779"
          "27,208"   "26,499"
          "28,802"   "30,636"
          "27,970"   "28,838"
          "27,474"   "29,316"
          "28,071"   "30,273"
          "29,863"   "33,527"
          "30,390"   "31,522"
          "30,495"   "31,841"
          "31,584"   "32,183"
          "30,390"   "29,826"
          "31,514"   "31,300"
8/31/91   "30,741"   "30,672"
          "31,408"   "32,410"
          "31,549"   "32,877"
          "30,073"   "31,351"
          "31,104"   "32,980"
          "31,176"   "32,285"
          "31,709"   "31,138"
          "30,677"   "29,091"
          "31,532"   "29,237"
          "33,560"   "31,203"
          "32,386"   "29,733"
          "30,998"   "28,982"
          "30,713"   "30,810"
          "29,218"   "30,211"
          "29,147"   "28,635"
          "29,325"   "28,914"
          "29,290"   "29,072"
          "29,076"   "29,077"
          "29,504"   "29,964"
          "31,002"   "32,585"
          "32,501"   "35,686"
          "32,965"   "36,448"
          "32,501"   "35,888"
          "33,714"   "37,153"
          "35,676"   "39,167"
          "35,533"   "38,294"
          "36,996"   "39,482"
          "35,355"   "36,039"
          "39,315"   "38,650"
          "41,741"   "41,926"
          "40,242"   "41,818"
          "37,317"   "40,026"
          "37,852"   "41,733"
          "37,602"   "41,502"
          "37,317"   "42,098"
          "38,494"   "42,512"
          "40,421"   "43,528"
          "38,815"   "42,167"
          "39,029"   "43,581"
          "37,353"   "41,496"
          "36,256"   "41,765"
          "33,488"   "40,171"
          "32,579"   "40,066"
          "32,658"   "42,576"
          "33,646"   "44,189"
          "33,567"   "43,673"
          "33,962"   "42,919"
          "36,453"   "45,603"
          "36,611"   "43,874"
          "37,086"   "44,742"
          "36,453"   "43,551"
          "36,335"   "44,774"
          "37,661"   "46,590"
          "38,324"   "46,792"
          "38,366"   "46,962"
          "38,988"   "47,971"
          "39,818"   "49,378"
          "39,361"   "48,481"
          "39,693"   "48,766"
          "38,117"   "47,352"
          "38,864"   "47,468"
          "39,403"   "48,741"
          "39,278"   "48,255"
          "40,855"   "50,187"
          "41,154"   "49,553"
          "41,062"   "47,830"
          "41,154"   "48,624"
          "41,385"   "48,812"
          "41,939"   "49,083"
          "43,646"   "52,289"
          "45,260"   "55,185"
          "46,460"   "56,089"
          "43,784"   "51,912"
          "47,106"   "54,831"
          "43,369"   "50,629"
          "43,230"   "50,124"
12/31/97  "44,657"   "50,573"

The chart above shows the performance of the GT Global International Growth Fund, Class A shares, since the Fund's inception, versus the MSCI EAFE Index. This represents a cumulative return of 346.57% and an average annual total return of 12.77% for the Fund. The chart assumes a hypothetical $10,000 initial investment in the Fund's Class A shares and reflects all Fund expenses and the maximum 4.75% sales charge. A $10,000 investment in the Fund's Class B shares at inception on April 1, 1993, would have been valued at $13,732 on December 31, 1997. This figure reflects all Fund expenses and the applicable contingent deferred sales charge (5% in the first year, decreasing to 0% after six years), assuming complete redemption at the end of the period. A $10,000 investment in Advisor Class shares at inception on June 1, 1995, would have been worth $13,412 on December 31, 1997.


AVERAGE ANNUAL TOTAL RETURNS %(1)
DECEMBER 31, 1997


SHARE CLASS         WITHOUT SALES CHARGE(2)                        WITH SALES CHARGE
                  1-YEAR    5-YEAR    10-YEAR     LOF     1-YEAR    5-YEAR   10-YEAR      LOF
CLASS A(3)         8.51      8.80      8.71      13.21     3.36      7.75      8.18      12.77
CLASS B(3)         7.71      N/A       N/A        7.18     3.47      N/A       N/A        6.90
ADVISOR CLASS(4)   8.53      N/A       N/A       12.02     N/A       N/A       N/A        N/A

HISTORICAL PERFORMANCE(2)

ANNUAL TOTAL RETURNS % (LAST 10 YEARS)


         1988      1989       1990     1991       1992     1993       1994     1995      1996      1997
CLASS A  19.39     38.56     -14.31    13.22     -5.83     34.23     -7.78     3.88      9.28      8.51
CLASS B   N/A       N/A        N/A      N/A       N/A      25.63(3)  -8.36     3.15      8.67      7.71

(1) Figures assume reinvestment of all dividends and capital gains distributions at net asset value.

(2) This performance data do not reflect the maximum 4.75% sales charge and the contingent deferred sales charge for Class A and Class B shares, respectively, which if included, would have reduced performance quoted.

(3) The Fund began operations on July 19, 1985; Class B shares commenced on April 1, 1993.

(4) The Fund began offering Advisor Class shares on June 1, 1995. Advisor Class shares are not sold directly to the general public. They are only available through certain employee benefit plans, financial institutions and other entities that have entered into specific agreements with GT Global. Please see the Fund's prospectus for more complete information.

The above data represent past performance of the Fund's shares, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

INTERVIEW WITH PORTFOLIO MANAGER
MICHAEL LINDSELL

Q    HOW DID THE FUND PERFORM?

A    Concern over the likely scope of Asian weakness had a chilling impact on equity markets worldwide in the fourth quarter. Some companies' preannouncements of earnings disappointments spurred a flight to quality, as many investors either channeled their holdings into large cap, liquid stocks -- causing a slump in performance of small and mid cap issues -- or reduced equity positions to buy bonds.

Taking into account this difficult environment, the Fund's Class A shares returned 8.51% (3.36% including the maximum 4.75% sales charge) over the 12-month period ended December 31, 1997. Total return for Class B shares for the same period was 7.71% (3.47% including the maximum 5% contingent deferred sales charge). The Morgan Stanley Capital International Europe, Australia and the Far East (MSCI-EAFE) Index(5) returned 2.06% over the same period.

Q    WHAT FACTORS CONTRIBUTED TO THE FUND'S OUTPERFORMANCE RELATIVE TO THE
     INDEX?

A    Although global equity markets were considerably more volatile in 1997, during this period the Fund outperformed the index. The Fund's overweighting to several continental European countries -- Sweden, Norway and Italy, in particular -- contributed positively to performance. Most continental bourses continued to advance, thanks to a rally in bond markets and low inflation. We were also significantly underweighted in Japan, relative to the index. We invested cautiously in this difficult market and benefited from security selection there. Similarly, the Fund was buoyed by holdings in Brazil, Mexico and Portugal (Brazil and Mexico are not represented in the index while the index held a small allocation to Portugal). These markets posted solid returns for the year, although they were tempered during the final few months.

Q    WHAT CHANGES DID YOU IMPLEMENT IN THE PORTFOLIO DURING THE YEAR?

A    In Europe we sold our positions in German cyclicals -- Bayer, Hoechst and
Volkswagen -- following strong price performance. We also sold our positions in Adecco and in Telecom Italia Mobile and increased our weightings in European financials -- Foreningssparbanken and Nordbanken in Scandinavia and SBC Warburg in Switzerland. We bought a large position in Roche and introduced an exposure to the oil service sector through our purchase of PGS in Norway.

Additionally, we introduced positions in two emerging markets -- Hungary and India. Hungary's three-year commitment to economic austerity has nurtured a positive investment climate, with local investment and healthy foreign capital inflows resulting in another strong year for its stock market overall. Inflation has begun to fall and its current account deficit continues to improve. However, despite improved inflation figures and positive earnings results for many companies, the Hungarian market was not immune to the turmoil in world equity markets that became entrenched in October as the crisis in Asia took root.

India, on the other hand, is at a much earlier stage of development than most Asian markets, and we are optimistic about continued reform there. We introduced a position in this market in August as we felt the overall economic environment was conducive to equity performance, with interest rates and inflation likely to remain subdued.

Q    WHAT ARE SOME OF THE IMPLICATIONS OF EUROPEAN MONETARY UNION IN 1998?

A    We believe that monetary union is likely to go forward in May 1998. This possibility was priced into bond and equity markets in 1997, as bond yields fell in peripheral countries such as Spain to converge with German levels. At some point, however, we believe EMU could potentially create serious structural problems and interest rates would rise.



                                                                 CONTINUED P.4

(5) The MSCI-EAFE World Index is a market value weighted average of the performance of 1,086 securities listed on 20 major world stock exchanges. It includes the effect of reinvested dividends and is measured in U.S. dollars.

     Indices are unmanaged, not available for direct investment and do not include the effects of sales charges and professional management fees.

INTERVIEW WITH PORTFOLIO MANAGER CONTINUED

Similarly, if monetary union is delayed or canceled, we believe the impact would be negative for Spain and Italy, where bond yields would rise sharply. However, in the event of a rise in interest rates, we believe the Fund is well positioned relative to the European market. The Fund currently has no exposure to Spanish equities and considerably underweighted in Italy relative to the index. The Fund is also overweighted in the UK and has a large weighting in the Netherlands, which we think could be relative winners. We feel the Fund's substantial exposure to the UK offers good value because its equity market is home to some excellent financial services and health care companies.

Q    RELATIVE TO THE INDEX, WHY IS THE FUND CONSIDERABLY UNDERWEIGHTED IN JAPAN?

A    While we believe fundamental changes are likely in 1998, our top-down analysis suggests the year will continue to be a very difficult one for Japan with limited economic growth. The course of the stock market rests on the policy response of Japanese authorities. Clearly, Japan has the resources to produce a domestic demand-led recovery, but we believe the policy response must be rigorous, wide ranging and implemented quickly.

At the same time, more action by Japanese corporations is necessary. As yet, remarkably little active restructuring is taking place in Japan. Although the unemployment rate has recently been creeping up, it remains at relatively modest levels. However, we look for this to change in 1998-99.

In addition, without policy action and corporate restructuring, we foresee no substantial rally in the Japanese stock market; indeed, further falls are possible. In this environment, we have continued to focus on companies we feel can exploit major trends, such as the graying of Japan, companies that are beneficiaries of the long-term weakness of the yen, companies entering new markets and businesses that can maintain pricing power.

Q    HOW DID AUSTRALASIAN MARKETS FARE?

A    Despite our positive outlook, the second half of the year was disappointing for investors in both Australia and New Zealand. The two stock markets fell by 15.25% and 18.15%, respectively, in U.S. dollars (based on MSCI country indices). In the fourth quarter, foreign investors also had to bear the effects of falls in both Australian and New Zealand dollars of around 10% against the U.S. dollar.

During this time, two factors had additional impact on both countries. First, many experts felt prospects for economic and corporate earnings growth would be constrained by the financial crises in Asia, the destination of over half the exports from both Australia and New Zealand. This view, which overlooked the importance of foodstuffs exported to Asia, was prevalent despite growth in many sectors of the Australian economy remaining robust through the third quarter.

Second, commodity prices had already been weakening. For example, the outlook for base metals was clouded by developments in East Asia, while sales by central banks (and falling inflation expectations) had caused the price of gold to slide.

Q    WHAT IS YOUR OUTLOOK OVER THE LONGER TERM?

A    We feel the portfolio is well positioned to take advantage of opportunities in the European marketplace over the coming year. We believe European markets will continue to provide attractive returns boosted by consolidation and increasing emphasis on the creation of shareholder value. Currently, the Fund is concentrated in companies with visible earnings growth and those we believe have the ability to rerate substantially against their global peers. Our stock selection has focused on service industries, such as management consulting and temporary labor, which are relatively underdeveloped but are expanding rapidly. We have also identified particular consumer goods, healthcare and telecommunications stocks that we feel can look forward to strong organic growth.

In Latin America, we have investments in Brazil and Mexico. While both markets were not immune to the Asian turmoil, Brazil, in particular, suffered as volatility in Southeast Asian currency markets intensified concerns about overvaluation of the real. Renewed momentum of the reform process and privatization, however, are seemingly back on track and we feel the state sector continues to be compelling. Mexico, on the other hand, has been the least affected of all the Latin American markets. Indeed, confidence in the economy and its growth prospects has given it


                                                                 CONTINUED P.5

INTERVIEW WITH PORTFOLIO MANAGER CONTINUED

regional safe haven status. Moreover, with the U.S. as its largest trading partner (nearly 85% of exports are bound for the U.S.), we expect Mexico to continue to benefit from steady, relatively low inflationary growth in the U.S.

Conversely, as we enter 1998, we believe Asian recovery will take time and its stock markets are likely to remain extremely volatile. At present, we anticipate maintaining our Hong Kong presence and will continue to invest elsewhere on a very selective basis.

ABOUT THE PORTFOLIO MANAGERS

ROGER YATES - Global Chief Investment Officer for Chancellor LGT Asset Management since October 1997. Mr. Yates was International Chief Investment Officer for Chancellor LGT from September '96 to October '97, and from '94 to '96, he was Chief Investment Officer and Portfolio Manager for Europe and the UK. Previously, Mr. Yates was an Investment Manager at Morgan Grenfell and Director of their UK pension fund business. Prior to that, he worked for LGT Asset Management (London) for seven years, and was appointed a director in 1986 and Chief Investment Officer for unit trusts in 1987. In 1994, he rejoined Chancellor LGT. He received a bachelor's degree from Oxford University and completed postgraduate research at Reading University.

MICHAEL LINDSELL - Head of investment strategy for Global Equities; Chief Investment Officer, Japan, 1992-96. Previously, Mr. Lindsell was a director at Warburg Asset Management from 1989 to 1992; Senior Fund Manager at Scimitar Asset Management from 1985 to 1988; and Fund Manager, Lazard Brothers & Co. Ltd. from 1982 to 1985. He received his B.Sc from Bristol University.


GEOGRAPHIC ALLOCATION OF NET ASSETS %


                           1997          1996
                        DECEMBER 31   DECEMBER 31
     Australia             5.7            2.8
     Brazil                3.5            1.2
     Denmark               1.2            N/A
     Finland               1.0            N/A
     France                6.6            7.1
     Germany               2.8            7.1
     Hong Kong             4.9            5.3
     Hungary               1.3            N/A
     India                 1.1            N/A
     Indonesia             N/A            1.1
     Italy                 2.9            4.7
     Japan                 9.3           16.5
     Korea                 0.2            0.9
     Mexico                2.0            1.3
     Netherlands           7.9            5.8
     New Zealand           1.7            1.8
     Norway                1.5            N/A
     Portugal              1.9            1.9
     Singapore             0.6            1.7
     South Africa          0.5            N/A
     Spain                 N/A            4.2
     Sweden                4.7            3.6
     Switzerland           8.4            5.9
     Thailand              0.3            0.9
     UK                   22.4           21.7
     U.S. & Other          7.6            4.5

Allocations will change based on current market conditions.

SECTOR ALLOCATION OF NET ASSETS %
DECEMBER 31, 1997


     Finance                             26.7
     Services                            20.0
     Energy                              10.5
     Health Care                          8.7
     Material/Basic Industry              7.1
     Consumer Non-Durables                6.0
     Capital Goods                        4.9
     Multi-Industry/Misc.                 3.3
     Technology                           3.3
     Consumer Durables                    1.9
     Short Term & Other                   7.6


A complete listing of holdings and allocations may be found in the Financial Statements section of this report.


                                                                                                                         % of
GT GLOBAL INTERNATIONAL GROWTH FUND                                                                        Country    Net Assets

KEY PORTFOLIO HOLDINGS(6)
ROCHE HOLDING AG Develops and manufactures pharmaceutical and chemical products and                      Switzerland      2.6
distributes them throughout Europe, the United States, Asia and Latin America.

EMI GROUP PLC  A music recording and retailing company, EMI owns the Capitol, EMI,                       UK               2.4
and Virgin record labels and sells recorded music through its HMV stores and books at its Dillons chain.

PETROLEO BRASILEIRO S.A.-PETROBRAS  Produces oil and natural gas liquids (mainly oil                     Brazil           2.3
products and fuel oil) through approximately 7,258 active wells. Petrobras also provides maritime freight services.

HSBC HOLDINGS PLC  The holding company for the HSBC Group, an international banking                      Hong Kong        2.2
and financial services organization with operations in the Asia-Pacific region,
Europe, the Middle East and the Americas.

NORDBANKEN HOLDING AB Owns the Merita Nordbanken Group, operating mainly in Finland                      Sweden           2.1
and Sweden, to provide banking, financial, loan and insurance services to individuals, corporations and institutions in Scandinavia and the Baltic region under the names of Nordbanken and Merita.

WOOLWORTHS LTD.  Operates grocery and discount stores throughout Australia, offering                     Australia        2.1
general merchandise, men's/women's/children's clothing, footwear, accessories and sporting goods.

AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.  A general trading and savings bank. The                      Australia        2.0
group operates approximately 1,600 offices in 48 countries.

ROYAL & SUN ALLIANCE INSURANCE GROUP PLC  The holding company for multinational                          UK               2.0
insurance companies Sun Alliance Group PLC and Royal Insurance Holdings PLC, which provide major classes of general and life insurance to customers throughout the world.

KIMBERLY-CLARK DE MEXICO, S.A. DE C.V.  Manufactures and sells consumer and industrial                   Mexico           2.0
paper products, including feminine hygiene products under the Kotex brand name, paper towels, paper napkins and toilet paper.


M & G GROUP PLC  Provides services through unit trusts, personal equity plans,                           UK               2.0
investment trusts and unit-linked life and pension policies, as well as investment management services.


Source: Bloomberg, January, 1998

(6)  There can be no assurance the Fund will continue to hold these securities.

GT GLOBAL
INTERNATIONAL
GROWTH FUND

FINANCIAL
STATEMENTS

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of GT Global Growth Series:

We have audited the accompanying statement of assets and liabilities of GT Global International Growth Fund, one of the funds organized as a series of GT Global Growth Series, including the schedule of portfolio investments, as of December 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of GT Global International Growth Fund as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
FEBRUARY 17, 1998

                                       F1

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (26.7%)
  HSBC Holdings PLC .........................................   HK            180,100   $  4,439,453         2.2
    BANKS-MONEY CENTER
  Nordbanken Holding AB-/- ..................................   SWDN          772,120      4,367,701         2.1
    OTHER FINANCIAL
  Australia & New Zealand Banking Group Ltd. ................   AUSL          625,600      4,132,897         2.0
    BANKS-REGIONAL
  Royal & Sun Alliance Insurance Group PLC ..................   UK            405,000      4,076,601         2.0
    INSURANCE - MULTI-LINE
  M & G Group PLC ...........................................   UK            175,000      4,044,540         2.0
    INVESTMENT MANAGEMENT
  ForeningsSparbanken AB ....................................   SWDN          145,230      3,302,595         1.6
    BANKS-REGIONAL
  Abbey National PLC ........................................   UK            182,400      3,267,626         1.6
    BANKS-SUPER REGIONAL
  ING Groep N.V. ............................................   NETH           76,097      3,205,744         1.6
    OTHER FINANCIAL
  National Westminster Bank PLC .............................   UK            162,000      2,692,020         1.3
    BANKS-MONEY CENTER
  Lloyds TSB Group PLC ......................................   UK            196,000      2,532,874         1.2
    BANKS-REGIONAL
  Unidanmark AS "A" .........................................   DEN            34,300      2,518,341         1.2
    BANKS-REGIONAL
  Axa - UAP .................................................   FR             32,050      2,479,968         1.2
    INSURANCE - MULTI-LINE
  Nichiei Co., Ltd. .........................................   JPN            22,800      2,428,506         1.2
    OTHER FINANCIAL
  Schroders PLC .............................................   UK             76,000      2,387,323         1.2
    BANKS-MONEY CENTER
  State Bank of India Ltd. - GDR{\/} ........................   IND           125,000      2,234,375         1.1
    BANKS-REGIONAL
  Schweizerischer Bankverein (Swiss Bank Corp.) .............   SWTZ            6,554      2,037,187         1.0
    BANKS-MONEY CENTER
  Banque Nationale de Paris .................................   FR             35,379      1,880,492         0.9
    BANKS-MONEY CENTER
  United Overseas Bank Ltd. - Foreign .......................   SING          222,300      1,235,000         0.6
    BANKS-MONEY CENTER
  PSIL Bangkok Bank Co., Ltd. (Entitlement Certificates){\/}
   {=} ......................................................   THAI          320,000        588,800         0.3
    OTHER FINANCIAL
  Kookmin Bank ..............................................   KOR            84,910        448,345         0.2
    BANKS-MONEY CENTER
  Union Bank of Switzerland - Bearer ........................   SWTZ              275        397,645         0.2
    BANKS-MONEY CENTER
                                                                                        ------------
                                                                                          54,698,033
                                                                                        ------------
Services (20.0%)
  EMI Group PLC .............................................   UK            578,000      4,821,412         2.4
    LEISURE & TOURISM
  Woolworths Ltd. ...........................................   AUSL        1,279,000      4,274,721         2.1
    RETAILERS-OTHER

    The accompanying notes are an integral part of the financial statements.

                                       F2

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (Continued)
  Telecom Italia SpA ........................................   ITLY          609,900   $  3,903,636         1.9
    TELEPHONE NETWORKS
  Telecom Corporation of New Zealand Ltd. ...................   NZ            725,500      3,515,509         1.7
    TELEPHONE NETWORKS
  Reuters Holdings PLC ......................................   UK            305,000      3,330,460         1.6
    BROADCASTING & PUBLISHING
  Koninklijke Ahold N.V. ....................................   NETH          117,919      3,077,109         1.5
    RETAILERS-FOOD
  EMAP PLC ..................................................   UK            180,000      2,682,266         1.3
    BROADCASTING & PUBLISHING
  Great Universal Stores PLC ................................   UK            208,000      2,619,639         1.3
    RETAILERS-OTHER
  Telecomunicacoes Brasileiras S.A. (Telebras) - ADR{\/} ....   BRZL           21,400      2,491,763         1.2
    TELEPHONE NETWORKS
  Ezaki Glico Co., Ltd. .....................................   JPN           370,000      2,390,115         1.2
    RETAILERS-FOOD
  Portugal Telecom S.A. - Registered ........................   PORT           46,400      2,153,565         1.0
    TELEPHONE NETWORKS
  Telecel - Comunicacaoes Pessoais S.A.-/- ..................   PORT           17,619      1,877,764         0.9
    WIRELESS COMMUNICATIONS
  Vendex International N.V. .................................   NETH           31,755      1,752,853         0.9
    RETAILERS-OTHER
  Vodafone Group PLC ........................................   UK            165,928      1,196,098         0.6
    WIRELESS COMMUNICATIONS
  Telstra Corp. Ltd.-/- .....................................   AUSL          437,200        922,880         0.4
    TELEPHONE NETWORKS
  Fast Retailing Co., Ltd. ..................................   JPN                44            705          --
    RETAILERS-APPAREL
                                                                                        ------------
                                                                                          41,010,495
                                                                                        ------------
Energy (10.5%)
  Petroleo Brasileiro S.A. (Petrobras) - ADR{\/} ............   BRZL          197,900      4,724,863         2.3
    GAS PRODUCTION & DISTRIBUTION
  Shell Transport & Trading Co., PLC ........................   UK            478,000      3,453,530         1.7
    OIL
  Viag AG ...................................................   GER             5,792      3,120,627         1.5
    ELECTRICAL & GAS UTILITIES
  Total S.A. "B" ............................................   FR             28,580      3,110,393         1.5
    OIL
  Petroleum Geo-Services ASA-/- .............................   NOR            47,990      3,022,967         1.5
    ENERGY EQUIPMENT & SERVICES
  Ente Nazionale Idrocarburi (ENI) S.p.A. ...................   ITLY          355,200      2,029,542         1.0
    OIL
  Coflexip - ADR{\/} ........................................   FR             35,230      1,955,265         1.0
    ENERGY EQUIPMENT & SERVICES
                                                                                        ------------
                                                                                          21,417,187
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                       F3

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Health Care (8.7%)
  Roche Holding AG ..........................................   SWTZ              543   $  5,392,449         2.6
    PHARMACEUTICALS
  Novartis AG ...............................................   SWTZ            1,709      2,773,059         1.4
    PHARMACEUTICALS
  Richter Gedeon Rt. - Reg S GDR{c} {\/} ....................   HGRY           23,400      2,688,075         1.3
    PHARMACEUTICALS
  Schering AG ...............................................   GER            26,700      2,575,730         1.3
    PHARMACEUTICALS
  Takeda Chemical Industries ................................   JPN            80,000      2,280,460         1.1
    PHARMACEUTICALS
  Astra AB "A" ..............................................   SWDN          115,313      1,997,573         1.0
    MEDICAL TECHNOLOGY & SUPPLIES
  M.L. Laboratories PLC-/- ..................................   UK             21,368         28,947          --
    PHARMACEUTICALS
                                                                                        ------------
                                                                                          17,736,293
                                                                                        ------------
Materials/Basic Industry (7.1%)
  Kimberly-Clark de Mexico, S.A. de C.V. "A" ................   MEX           829,400      4,060,647         2.0
    PAPER/PACKAGING
  Ciba Specialty Chemicals AG-/- ............................   SWTZ           31,880      3,797,837         1.9
    CHEMICALS
  Akzo Nobel N.V. ...........................................   NETH           15,210      2,623,035         1.3
    CHEMICALS
  BOC Group PLC .............................................   UK            136,000      2,235,402         1.1
    CHEMICALS
  CRH PLC ...................................................   UK            138,600      1,604,483         0.8
    BUILDING MATERIALS & COMPONENTS
                                                                                        ------------
                                                                                          14,321,404
                                                                                        ------------
Consumer Non-Durables (6.0%)
  Asahi Breweries Ltd. ......................................   JPN           210,000      3,057,471         1.5
    BEVERAGES - ALCOHOLIC
  Nestle S.A. - Registered ..................................   SWTZ            1,771      2,654,196         1.3
    FOOD
  Amway Japan Ltd. ..........................................   JPN           125,000      2,394,636         1.2
    HOUSEHOLD PRODUCTS
  Diageo PLC ................................................   UK            235,000      2,158,990         1.0
    BEVERAGES - ALCOHOLIC
  South African Breweries Ltd. ..............................   SAFR           42,000      1,036,184         0.5
    BEVERAGES - ALCOHOLIC
  Benckiser N.V. "B"-/- .....................................   NETH           24,500      1,013,985         0.5
    HOUSEHOLD PRODUCTS
                                                                                        ------------
                                                                                          12,315,462
                                                                                        ------------
Capital Goods (4.9%)
  Alcatel Alsthom Compagnie Generale d'Electricite ..........   FR             31,500      4,003,905         2.0
    TELECOM EQUIPMENT
  Canon, Inc. ...............................................   JPN           120,000      2,795,402         1.4
    OFFICE EQUIPMENT

    The accompanying notes are an integral part of the financial statements.

                                       F4

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Capital Goods (Continued)
  Nokia AB "A" ..............................................   FIN            28,300   $  1,979,602         1.0
    TELECOM EQUIPMENT
  Kurita Water Industries Ltd. ..............................   JPN            95,000        968,199         0.5
    ENVIRONMENTAL
                                                                                        ------------
                                                                                           9,747,108
                                                                                        ------------
Multi-Industry/Miscellaneous (3.3%)
  BBA Group PLC .............................................   UK            395,000      2,646,305         1.3
    MULTI-INDUSTRY
  Shanghai Industrial Holdings Ltd. .........................   HK            686,000      2,549,758         1.2
    MULTI-INDUSTRY
  Hutchison Whampoa .........................................   HK            279,000      1,749,939         0.8
    MULTI-INDUSTRY
                                                                                        ------------
                                                                                           6,946,002
                                                                                        ------------
Technology (3.3%)
  Cap Gemini N.V. ...........................................   NETH           69,120      2,356,054         1.1
    COMPUTERS & PERIPHERALS
  Matsushita-Kotobuki Electronics Ltd. ......................   JPN            88,000      2,211,801         1.1
    COMPUTERS & PERIPHERALS
  Baan Company N.V.-/- {\/} .................................   NETH           65,360      2,156,880         1.0
    SOFTWARE
  Koei Co., Ltd. ............................................   JPN            43,300        205,716         0.1
    SOFTWARE
                                                                                        ------------
                                                                                           6,930,451
                                                                                        ------------
Consumer Durables (1.9%)
  Futuris Corp., Ltd. .......................................   AUSL        2,226,000      2,436,432         1.2
    AUTO PARTS
  Cheung Kong (Holdings) Ltd. ...............................   HK            212,000      1,388,527         0.7
    HOUSING
                                                                                        ------------
                                                                                           3,824,959
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $171,991,305) ................                            188,947,394        92.4
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

                                       F5

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated December 31, 1997, with State Street Bank & Trust
   Co., due January 2, 1998, for an effective yield of 5.80%, collateralized by $20,795,000 U.S. Treasury Notes, 5.75%
   due 12/31/98 (market value of collateral is $20,814,506,
   including accrued interest).
   (cost $20,403,000)  ......................................                           $ 20,403,000        10.0
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $192,394,305)  * ....................                            209,350,394       102.4
Other Assets and Liabilities ................................                             (4,900,370)       (2.4)
                                                                                        ------------       -----

NET ASSETS ..................................................                           $204,450,024       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        {c} Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
        {=} Each share of Entitlement Certificates represents one local share of PSIL Bangkok Bank Co., Ltd.
          * For Federal income tax purposes, cost is $193,457,059 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  27,995,828
                 Unrealized depreciation:           (12,102,493)
                                                  -------------
                 Net unrealized appreciation:     $  15,893,335
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depositary Receipt
    GDR--Global Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

                                       F6

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                               December 31, 1997

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at December 31, 1997, was concentrated in the following countries:

                                           PERCENTAGE OF NET ASSETS {D}
                                        -----------------------------------
                                                  SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY      & OTHER        TOTAL
--------------------------------------  ------   -------------   ----------
Australia (AUSL/AUD) .................    5.7                           5.7
Brazil (BRZL/BRL) ....................    3.5                           3.5
Denmark (DEN/DKK) ....................    1.2                           1.2
Finland (FIN/FIM) ....................    1.0                           1.0
France (FR/FRF) ......................    6.6                           6.6
Germany (GER/DEM) ....................    2.8                           2.8
Hong Kong (HK/HKD) ...................    4.9                           4.9
Hungary (HGRY/HUF) ...................    1.3                           1.3
India (IND/INR) ......................    1.1                           1.1
Italy (ITLY/ITL) .....................    2.9                           2.9
Japan (JPN/JPY) ......................    9.3                           9.3
Korea (KOR/KRW) ......................    0.2                           0.2
Mexico (MEX/MXN) .....................    2.0                           2.0
Netherlands (NETH/NLG) ...............    7.9                           7.9
New Zealand (NZ/NZD) .................    1.7                           1.7
Norway (NOR/NOK) .....................    1.5                           1.5
Portugal (PORT/PTE) ..................    1.9                           1.9
Singapore (SING/SGD) .................    0.6                           0.6
South Africa (SAFR/ZAR) ..............    0.5                           0.5
Sweden (SWDN/SEK) ....................    4.7                           4.7
Switzerland (SWTZ/CHF) ...............    8.4                           8.4
Thailand (THAI/THB) ..................    0.3                           0.3
United Kingdom (UK/GBP) ..............   22.4                          22.4
United States (US/USD) ...............                7.6               7.6
                                        ------        ---        ----------
Total  ...............................   92.4         7.6             100.0
                                        ------        ---        ----------
                                        ------        ---        ----------

--------------

{d}  Percentages indicated are based on net assets of $204,450,024.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                               DECEMBER 31, 1997

                                           MARKET VALUE     CONTRACT    DELIVERY    UNREALIZED
CONTRACTS TO SELL:                        (U.S. DOLLARS)      PRICE       DATE     APPRECIATION
----------------------------------------  --------------   -----------  --------  --------------
Deutsche Marks..........................     3,904,418         1.72492   2/23/98   $   153,742
French Francs...........................     5,079,036         5.72800    2/6/98       245,685
French Francs...........................     1,998,309         5.77490    2/6/98        79,649
Japanese Yen............................     4,528,736       120.70000    1/7/98       367,702
Japanese Yen............................       770,321       118.82300    2/4/98        71,267
Japanese Yen............................     8,992,174       122.40000   2/12/98       533,970
Swiss Francs............................     5,872,843         1.42180   3/19/98       105,494
                                          --------------                          --------------
  Total Contracts to Sell (Receivable
   amount $32,703,346)..................    31,145,837                               1,557,509
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 15.23%.
Total Open Forward Foreign Currency Contracts...................................   $ 1,557,509
                                                                                  --------------
                                                                                  --------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                       F7

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                               December 31, 1997

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $171,991,305) (Note 1)..........................  $188,947,394
  Repurchase agreement, at value and cost...................................................   20,403,000
  U.S. currency..................................................................  $     518
  Foreign currencies (cost $2,476,057)...........................................  2,469,130    2,469,648
                                                                                   ---------
  Receivable for open forward foreign currency contracts (Note 1)...........................    1,557,509
  Receivable for securities sold............................................................      409,819
  Dividends and dividend withholding tax reclaims receivable................................      280,212
  Receivable for Fund shares sold...........................................................       36,825
  Interest receivable.......................................................................        3,502
                                                                                              -----------
    Total assets............................................................................  214,107,909
                                                                                              -----------
Liabilities:
  Payable for Fund shares repurchased.......................................................    8,454,213
  Payable for securities purchased..........................................................      746,544
  Payable for investment management and administration fees (Note 2)........................      164,822
  Payable for service and distribution expenses (Note 2)....................................       88,263
  Payable for printing and postage expenses.................................................       67,943
  Payable for transfer agent fees (Note 2)..................................................       45,803
  Payable for professional fees.............................................................       32,257
  Payable for registration and filing fees..................................................       17,314
  Payable for custodian fees................................................................       16,939
  Payable for Trustees' fees and expenses (Note 2)..........................................        5,340
  Payable for fund accounting fees (Note 2).................................................        2,463
  Other accrued expenses....................................................................       15,984
                                                                                              -----------
    Total liabilities.......................................................................    9,657,885
                                                                                              -----------
Net assets..................................................................................  $204,450,024
                                                                                              -----------
                                                                                              -----------
Class A:
Net asset value and redemption price per share ($148,143,474 DIVIDED BY 19,320,762 shares
 outstanding)...............................................................................  $      7.67
                                                                                              -----------
                                                                                              -----------
Maximum offering price per share (100/95.25 of $7.67) *.....................................  $      8.05
                                                                                              -----------
                                                                                              -----------
Class B:+
Net asset value and offering price per share ($56,022,575 DIVIDED BY 7,606,803 shares
 outstanding)...............................................................................  $      7.36
                                                                                              -----------
                                                                                              -----------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($283,975 DIVIDED
 BY 36,797 shares outstanding)..............................................................  $      7.72
                                                                                              -----------
                                                                                              -----------
Net assets consist of:
  Paid in capital (Note 4)..................................................................  $182,591,933
  Accumulated net realized gain on investments and foreign currency transactions............    3,346,785
  Net unrealized appreciation on translation of assets and liabilities in foreign
   currencies...............................................................................    1,555,217
  Net unrealized appreciation of investments................................................   16,956,089
                                                                                              -----------
Total -- representing net assets applicable to capital shares outstanding...................  $204,450,024
                                                                                              -----------
                                                                                              -----------

--------------
   * On sales of $50,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                                       F8

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                            STATEMENT OF OPERATIONS

                          Year ended December 31, 1997

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Dividend income (net of foreign withholding tax of $720,333)..............................  $ 4,147,307
  Interest income...........................................................................      693,646
                                                                                              -----------
    Total investment income.................................................................    4,840,953
                                                                                              -----------
Expenses:
  Investment management and administration fees (Note 2)....................................    2,309,873
  Service and distribution expenses: (Note 2)
    Class A....................................................................  $   607,400
    Class B....................................................................      625,899    1,233,299
                                                                                 -----------
  Transfer agent fees (Note 2)..............................................................      645,736
  Custodian fees............................................................................      199,701
  Professional fees.........................................................................       82,923
  Registration and filing fees..............................................................       78,995
  Fund accounting fees (Note 2).............................................................       59,416
  Printing and postage expenses.............................................................       42,984
  Trustees' fees and expenses (Note 2)......................................................       13,387
  Other expenses (Note 1)...................................................................       44,923
                                                                                              -----------
    Total expenses before reductions........................................................    4,711,237
                                                                                              -----------
      Expense reductions (Notes 1 & 5)......................................................     (298,050)
                                                                                              -----------
    Total net expenses......................................................................    4,413,187
                                                                                              -----------
Net investment income.......................................................................      427,766
                                                                                              -----------
Net realized and unrealized gain (loss) on investments and foreign currencies:
  (Note 1)
  Net realized gain on investments.............................................   32,730,836
  Net realized gain on foreign currency transactions...........................    5,375,057
                                                                                 -----------
    Net realized gain during the year.......................................................   38,105,893
  Net change in unrealized appreciation on translation of assets and
   liabilities in foreign currencies...........................................      286,534
  Net change in unrealized appreciation of investments.........................  (14,668,685)
                                                                                 -----------
    Net unrealized depreciation during the year.............................................  (14,382,151)
                                                                                              -----------
Net realized and unrealized gain on investments and foreign currencies......................   23,723,742
                                                                                              -----------
Net increase in net assets resulting from operations........................................  $24,151,508
                                                                                              -----------
                                                                                              -----------

    The accompanying notes are an integral part of the financial statements.

                                       F9

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                              YEAR ENDED     YEAR ENDED
                                                                             DECEMBER 31,   DECEMBER 31,
                                                                                 1997           1996
                                                                             -------------  -------------
Decrease in net assets
Operations:
  Net investment income (loss).............................................   $   427,766   $    (860,684)
  Net realized gain on investments and foreign currency transactions.......    38,105,893      37,931,580
  Net change in unrealized appreciation on translation of assets and
   liabilities in foreign currencies.......................................       286,534         205,239
  Net change in unrealized depreciation of investments.....................   (14,668,685)     (7,070,173)
                                                                             -------------  -------------
    Net increase in net assets resulting from operations...................    24,151,508      30,205,962
                                                                             -------------  -------------
Class A:
Distributions to shareholders:
  From net investment income...............................................      (425,877)             --
  From net realized gain on investments....................................   (29,789,043)    (20,343,820)
Class B:
Distributions to shareholders:
  From net investment income...............................................            --              --
  From net realized gain on investments....................................   (10,955,953)     (6,672,791)
Advisor Class:
Distributions to shareholders:
  From net investment income...............................................        (1,888)             --
  From net realized gain on investments....................................       (56,864)        (46,941)
                                                                             -------------  -------------
    Total distributions....................................................   (41,229,625)    (27,063,552)
                                                                             -------------  -------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested.........................   663,662,225   1,289,311,201
  Decrease from capital shares repurchased.................................  (703,298,069)  (1,410,140,865)
                                                                             -------------  -------------
    Net decrease from capital share transactions...........................   (39,635,844)   (120,829,664)
                                                                             -------------  -------------
Total decrease in net assets...............................................   (56,713,961)   (117,687,254)
Net assets:
  Beginning of year........................................................   261,163,985     378,851,239
                                                                             -------------  -------------
  End of year *............................................................   $204,450,024  $ 261,163,985
                                                                             -------------  -------------
                                                                             -------------  -------------
 * Includes undistributed net investment income of.........................   $        --   $          --
                                                                             -------------  -------------
                                                                             -------------  -------------

    The accompanying notes are an integral part of the financial statements.

                                      F10

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   CLASS A+
                                          ----------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31,
                                          ----------------------------------------------------------
                                           1997 (D)    1996 (D)      1995        1994      1993 (D)
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $    8.92   $    9.08   $    9.17   $   11.02   $    8.21
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........       0.03       (0.01)       0.03       (0.04)       0.03
  Net realized and unrealized gain
   (loss) on investments................       0.69        0.84        0.32       (0.82)       2.78
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       0.72        0.83        0.35       (0.86)       2.81
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............      (0.03)         --          --       (0.04)         --
  From net realized gain on
   investments..........................      (1.94)      (0.99)      (0.24)      (0.95)         --
  In excess of net realized gain on
   investments..........................         --          --       (0.20)         --          --
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (1.97)      (0.99)      (0.44)      (0.99)         --
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $    7.67   $    8.92   $    9.08   $    9.17   $   11.02
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............       8.51%       9.28%       3.88%      (7.78)%     34.23%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 148,143   $ 196,601   $ 308,816   $ 430,701   $ 523,397
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................       0.35%      (0.14)%      0.24%      (0.04)%       0.3%
  Without expense reductions............       0.22%      (0.25)%      0.16%      (0.09)%       N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.69%       1.80%       1.70%       1.70%       1.80%
  Without expense reductions............       1.82%       1.91%       1.78%       1.75%        N/A
Portfolio turnover rate++++.............         72%         74%         75%         96%         90%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0269   $  0.0267         N/A         N/A         N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F11

                      GT GLOBAL INTERNATIONAL GROWTH FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                    CLASS B++
                                          -------------------------------------------------------------
                                                                                          APRIL 1, 1993
                                                     YEAR ENDED DECEMBER 31,                   TO
                                          ----------------------------------------------  DECEMBER 31,
                                           1997 (D)    1996 (D)      1995        1994       1993 (D)
                                          ----------  ----------  ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $    8.68   $    8.91   $    9.07   $   10.98     $    8.74
                                          ----------  ----------  ----------  ----------  -------------
Income from investment operations:
  Net investment income (loss)..........      (0.03)      (0.07)      (0.04)      (0.10)        (0.01)
  Net realized and unrealized gain
   (loss) on investments................       0.65        0.83        0.32       (0.82)         2.25
                                          ----------  ----------  ----------  ----------  -------------
    Net increase (decrease) from
     investment operations..............       0.62        0.76        0.28       (0.92)         2.24
                                          ----------  ----------  ----------  ----------  -------------
Distributions to shareholders:
  From net investment income............         --          --          --       (0.04)           --
  From net realized gain on
   investments..........................      (1.94)      (0.99)      (0.24)      (0.95)           --
  In excess of net realized gain on
   investments..........................         --          --       (0.20)         --            --
                                          ----------  ----------  ----------  ----------  -------------
    Total distributions.................      (1.94)      (0.99)      (0.44)      (0.99)           --
                                          ----------  ----------  ----------  ----------  -------------
Net asset value, end of period..........  $    7.36   $    8.68   $    8.91   $    9.07     $   10.98
                                          ----------  ----------  ----------  ----------  -------------
                                          ----------  ----------  ----------  ----------  -------------

Total investment return (c).............       7.71%       8.67%       3.15%      (8.36)%       25.63%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  56,023   $  64,102   $  69,654   $  71,794     $  30,745
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................      (0.30)%     (0.79)%     (0.41)%     (0.69)%        (0.4)%(a)
  Without expense reductions............      (0.43)%     (0.90)%     (0.49)%     (0.74)%         N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       2.34%       2.45%       2.35%       2.35%          2.4%(a)
  Without expense reductions............       2.47%       2.56%       2.43%       2.40%          N/A
Portfolio turnover rate++++.............         72%         74%         75%         96%           90%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0269   $  0.0267         N/A         N/A           N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F12

                      GT GLOBAL INTERNATIONAL GROWTH FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                    ADVISOR CLASS+++
                                          -------------------------------------
                                           YEAR ENDED DECEMBER    JUNE 1, 1995
                                                   31,                 TO
                                          ----------------------  DECEMBER 31,
                                           1997 (D)    1996 (D)       1995
                                          ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $    9.01   $    9.11     $    8.49
                                          ----------  ----------  -------------
Income from investment operations:
  Net investment income (loss)..........       0.07        0.02          0.03
  Net realized and unrealized gain
   (loss) on investments................       0.65        0.87          1.03
                                          ----------  ----------  -------------
    Net increase (decrease) from
     investment operations..............       0.72        0.89          1.06
                                          ----------  ----------  -------------
Distributions to shareholders:
  From net investment income............      (0.07)         --            --
  From net realized gain on
   investments..........................      (1.94)      (0.99)        (0.24)
  In excess of net realized gain on
   investments..........................         --          --         (0.20)
                                          ----------  ----------  -------------
    Total distributions.................      (2.01)      (0.99)        (0.44)
                                          ----------  ----------  -------------
Net asset value, end of period..........  $    7.72   $    9.01     $    9.11
                                          ----------  ----------  -------------
                                          ----------  ----------  -------------

Total investment return (c).............       8.53%       9.79%        12.56%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $     284   $     461     $     381
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................       0.70%       0.21%         0.59%(a)
  Without expense reductions............       0.57%       0.10%         0.51%(a)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.34%       1.45%         1.35%(a)
  Without expense reductions............       1.47%       1.56%         1.43%(a)
Portfolio turnover rate++++.............         72%         74%           75%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0269   $  0.0267           N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F13

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 1997

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global International Growth Fund ("Fund"), is a separate series of GT Global Growth Series ("Company"). The Company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company. The Company has eight series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of Fund shares and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by Chancellor LGT Asset Management, Inc. (the "Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and asked prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued to amortized cost, adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Trustees.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains and losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, U.S. government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a contract or if the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

                                      F14

                      GT GLOBAL INTERNATIONAL GROWTH FUND

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently market-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of on over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying security, and, for a put, requires the Fund to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other then normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At December 31, 1997, stocks with an aggregate value of approximately $13,985,826 were on loan to brokers. The loans were secured by cash collateral of $14,709,765, received by the Fund. Cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For the year ended December 31, 1997, the Fund received securities lending fees of $277,743. Fees received from securities loaned were used to reduce the Fund's custodian and administrative expenses.

(I) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, or excise tax on income and capital gains.

(J) DISTRIBUTION TO SHAREHOLDERS
Distribution to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets, and the prices of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate

                                      F15

                      GT GLOBAL INTERNATIONAL GROWTH FUND

fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(L) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restrictions securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(M) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) LINE OF CREDIT
The Fund, along with certain other funds ("GT Funds") advised and/or administered by the Manager, has a line of credit with BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Fund and the GT Funds to borrow an aggregate maximum amount of $250,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of the Fund's total assets.

For the year ended December 31, 1997, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) was $3,563,759 with a weighted average interest rate of 6.32%. Interest expense for the year ended December 31, 1997 was $18,147, and is included in "Other expenses" on the Statement of Operations.

2. RELATED PARTIES
Chancellor LGT Asset Management, Inc. is the Fund's investment manager and administrator. The Fund pays investment management and administration fees at the following annualized rates: 0.975% on the first $500 million of the average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended December 31, 1997, GT Global retained $11,166 of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. During the year ended December 31, 1997, GT Global collected CDSC's in the amount of $6,515. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSC's, in accordance with the Fund's current prospectus. During the year ended December 31, 1997, GT Global collected CDSC's in the amount of $351,900. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Trustees has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for its expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Fund's Class B Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global have voluntarily undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary items) to the maximum annual level of 2.25%, and 2.90%, and 1.90% of the average daily net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

Effective January 1, 1998, the Manager and GT Global have undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the annual rate of 2.00%, 2.65%, and 1.65% of the average daily net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. This undertaking may be changed or eliminated in the future.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer

                                      F16

                      GT GLOBAL INTERNATIONAL GROWTH FUND

agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

The Company pays each of its Trustees who is not an employee, officer or director of GT Capital, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee.

3. PURCHASES AND SALES OF SECURITIES
For the year ended December 31, 1997, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term investments, aggregated $157,702,649 and $236,135,186, respectively. There were no purchases or sales of U.S. government obligations by the Fund during the year.

4. CAPITAL SHARES
At December 31, 1997, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Fund were as follows:

                                                      YEAR ENDED                             YEAR ENDED
                                                   DECEMBER 31, 1997                     DECEMBER 31, 1996
                                          -----------------------------------  --------------------------------------
CLASS A                                       SHARES             AMOUNT             SHARES              AMOUNT
----------------------------------------  ---------------  ------------------  ----------------  --------------------
Shares sold.............................       40,276,923  $      372,306,238       122,327,179  $      1,141,723,541
Shares issued in connection with
  reinvestment of distributions.........        3,306,465          24,897,200         1,912,490            16,848,644
                                          ---------------  ------------------  ----------------  --------------------
                                               43,583,388         397,203,438       124,239,669         1,158,572,185
Shares repurchased......................      (46,298,211)       (433,072,839)     (136,198,803)       (1,274,970,792)
                                          ---------------  ------------------  ----------------  --------------------
Net decrease............................       (2,714,823) $      (35,869,401)      (11,959,134) $       (116,398,607)
                                          ---------------  ------------------  ----------------  --------------------
                                          ---------------  ------------------  ----------------  --------------------

                                                      YEAR ENDED                             YEAR ENDED
                                                   DECEMBER 31, 1997                     DECEMBER 31, 1996
                                          -----------------------------------  --------------------------------------
CLASS B                                       SHARES             AMOUNT             SHARES              AMOUNT
----------------------------------------  ---------------  ------------------  ----------------  --------------------
Shares sold.............................       25,433,444  $      233,714,318        11,345,619  $        103,852,840
Shares issued in connection with
  reinvestment of distributions.........        1,311,193           9,480,349           678,796             5,819,941
                                          ---------------  ------------------  ----------------  --------------------
                                               26,744,637         243,194,667        12,024,415           109,672,781
Shares repurchased......................      (26,525,397)       (246,915,890)      (12,451,843)         (114,133,394)
                                          ---------------  ------------------  ----------------  --------------------
Net increase (decrease).................          219,240  $       (3,721,223)         (427,428) $         (4,460,613)
                                          ---------------  ------------------  ----------------  --------------------
                                          ---------------  ------------------  ----------------  --------------------

                                                      YEAR ENDED                             YEAR ENDED
                                                   DECEMBER 31, 1997                     DECEMBER 31, 1996
                                          -----------------------------------  --------------------------------------
ADVISOR CLASS                                 SHARES             AMOUNT             SHARES              AMOUNT
----------------------------------------  ---------------  ------------------  ----------------  --------------------
Shares sold.............................        2,419,305  $       23,205,242         2,233,829  $         21,033,137
Shares issued in connection with
  reinvestment of distributions.........            7,757              58,878             3,723                33,098
                                          ---------------  ------------------  ----------------  --------------------
                                                2,427,062          23,264,120         2,237,552            21,066,235
Shares repurchased......................       (2,441,431)        (23,309,340)       (2,228,201)          (21,036,679)
                                          ---------------  ------------------  ----------------  --------------------
Net increase (decrease).................          (14,369) $          (45,220)            9,351  $             29,556
                                          ---------------  ------------------  ----------------  --------------------
                                          ---------------  ------------------  ----------------  --------------------

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the year ended December 31, 1997, the Fund's expenses were reduced by $20,307 under these arrangements.

6. SUBSEQUENT EVENT
On January 30, 1998, Liechtenstein Global Trust ("LGT") and AMVESCAP PLC ("AMVESCAP") entered into an agreement by which AMVESCAP will acquire LGT's Asset Management Division, including Chancellor LGT Asset Management, Inc. AMVESCAP is the holding company of the AIM and INVESCO asset management businesses.

--------------
FEDERAL TAX INFORMATION (UNAUDITED):

For its fiscal year ended December 31, 1997, the total amount of income received by the Fund from sources within foreign countries and possessions of the United States was approximately $.2321 per share (representing an approximate total of $4,876,007). The total amount of taxes paid by the Fund to such countries was approximately $.0343 per share (representing an approximate total of $720,333).

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $26,594,230 as a capital gain dividend for the fiscal year ended December 31, 1997.

                                      F17

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                                     NOTES

--------------------------------------------------------------------------------

                      GT GLOBAL INTERNATIONAL GROWTH FUND

                                GT GLOBAL FUNDS

  GT GLOBAL OFFERS A BROAD RANGE OF FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE GT GLOBAL FUNDS, PLEASE CONTACT YOUR INVESTMENT ADVISOR OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION, INCLUDING CHARGES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING. INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL NEW DIMENSION FUND
Captures global growth opportunities by investing directly in the six GT Global Theme Funds

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

GT GLOBAL DEVELOPING MARKETS FUND
Invests in debt and equity securities of developing market issuers

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
Focuses on worldwide opportunities from the demand for consumer products and services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies

GT GLOBAL AMERICA MID CAP GROWTH FUND
Concentrates on medium-sized companies in the U.S.

GT GLOBAL AMERICA VALUE FUND
Focuses on equity securities of U.S. companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government securities

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Earns monthly income from global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in debt securities in emerging markets

GT GLOBAL FLOATING RATE FUND, INC.
Invests primarily in senior secured floating rate loans with the potential to achieve a high level of current income

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high-quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

                                     [LOGO]

      THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

          [LOGO]

          GT Global, Inc.
          Fifty California Street
          27th Floor
          San Francisco, California
          94111-4624

                                     DATED MATERIAL
                                     PLEASE EXPEDITE

                                             GT Global International Growth Fund
          INTAR802030M

                                   APPENDIX V

                                                                      [LOGO]

                                                                             / /
                                                               AIM INTERNATIONAL
                                                                     GROWTH FUND
                                                              FORMERLY GT GLOBAL
                                                                   INTERNATIONAL
                                                                     GROWTH FUND

                                                                             / /
                                                               SEMIANNUAL REPORT
                                                                   JUNE 30, 1998

                                                                     INVEST WITH
                                                                  DISCIPLINE-SM-

TABLE
OF CONTENTS

Message from the
Chairman.............          1

Report from the Fund
Managers and Key
Portfolio Holdings...          2

Financial
Statements...........         F1

Views  of the  Fund's management
described in this report are  as
of  the date  written. Portfolio
holdings and allocations are  as
of   June   30,   1998,   unless
otherwise  noted.  These  views,
portfolio holdings and
allocations   may  have  changed
subsequently.

MESSAGE FROM THE CHAIRMAN


Dear Fellow Shareholder,

We are pleased to send you this semiannual report. In the time since you received your last report, there have been a few changes. Your Fund is now a part of The AIM Family of Funds-REGISTERED TRADEMARK- and has adopted the AIM name. Thanks to a vote of approval by GT Global shareholders, A I M Advisors, Inc., became the new investment advisor to GT Global Funds, effective
May 29, 1998.

We believe you'll enjoy many advantages as a member of The AIM Family of Funds-REGISTERED TRADEMARK-. You'll have access to a greater variety of investment choices, and you'll benefit from AIM's commitment to excellence in shareholder service. Most of all, you'll be part of an expanded fund family that is one of the largest and most respected in the industry. A complete list of Funds included in the AIM family can be found inside the back cover of this report. If you would like more information on any of these Funds, we suggest you talk with your financial consultant to discuss their suitability for your investment objectives, risk tolerance, and asset allocation.

Though the Funds are wearing a new name, your investments will continue to seek their stated objectives and receive expert, professional management. In the report that follows, you'll find commentary from managers you know, with the depth of coverage you've come to expect.

Effective September 8, GT Global accounts will be fully integrated into the AIM Family of Funds-REGISTERED TRADEMARK-. For account information, service, and transactions, you will contact AIM's Client Services Department at 800-959-4246. Account information is also available on the AIM website at www.aimfunds.com or on our automated AIM Investor Line at 800-246-5463.

Thank you for your past support of GT Global Funds. AIM is looking forward to continuing a satisfying relationship with you and helping you reach your financial goals.

Sincerely,

/s/ Charles T. Bauer
Chairman
The AIM Family of Funds-REGISTERED TRADEMARK-

INVESTMENT OBJECTIVE
The Fund seeks long-term growth of capital by investing primarily in equity securities of companies located outside the U.S.


AIM INTERNATIONAL GROWTH FUND
PERFORMANCE SUMMARY


[EDGAR REPRESENTATION OF CHART]


               AIM INTERNATIONAL
               GROWTH FUND CLASS A        MSCI-EAFE Index

7/19/85        $ 9,525                    $10,000
                 9,534.52                  9,903.93
                 9,448.8                   10,225.1
                 9,848.85                  10,826.7
                10,506.1                   11,566.6
                11,144.2                   12,044.9
                11,877.7                   12,618.9
                12,163.4                   12,938.9
                12,954                     14,376.2
                14,167.8                   16,401.8
                15,310.3                   17,480.2
                14,893.1                   16,707
                16,005.8                   17,850.4
                17,406.7                   18,955.4
                18,400.2                   20,828.4
                17,923.3                   20,619.5
                16,423.1                   19,246.7
                17,645.1                   20,360.4
                18,251.2                   21,444.5
                18,728.1                   23,726.9
                19,473.2                   24,443
                20,356                     26,451.9
                21,426.8                   29,255.4
                21,900.5                   29,260.7
                22,147.6                   28,333.8
                23,578.8                   28,289.3
                24,433.4                   30,416.3
                25,185                     29,943
                18,255.5                   25,753
                17,773.8                   26,012.5
                19,379.4                   26,791.3
                19,786.4                   27,275.8
                20,430.9                   29,100.9
                21,312.8                   30,895.7
                21,832.9                   31,350.4
                21,403.2                   30,352.4
                21,267.5                   29,558.6
                21,459.7                   30,492.1
                20,747.4                   28,515.5
                21,267.5                   29,767.1
                22,330.4                   32,321.1
                22,929.6                   34,253.1
                23,137.9                   34,450.2
                24,310.7                   35,063.4
                24,686.4                   35,250.4
                25,176.1                   34,565.3
                26,166.7                   34,892.8
                25,882.1                   33,000.4
                25,745.4                   32,452.2
                27,544.5                   36,534.2
                28,626.3                   34,897.9
                29,787.7                   36,494
                28,455.5                   35,034.9
                29,685.2                   36,803.3
                32,060.3                   38,170.1
                31,540.4                   36,757.5
                30,673.9                   34,199.8
                31,089.8                   30,644.1
                30,258                     30,409
                31,817.6                   33,888
                32,476.2                   33,597.6
                33,585.3                   34,079.6
                30,361.9                   30,779.4
                27,207.9                   26,498.8
                28,802.2                   30,636.3
                27,970.4                   28,837.9
                27,473.5                   29,316.3
                28,070.8                   30,272.7
                29,862.5                   33,526.8
                30,389.5                   31,522.2
                30,494.9                   31,840.9
                31,584                     32,182.6
                30,389.5                   29,826.2
                31,513.7                   31,299.7
                30,740.8                   30,671.7
                31,408.3                   32,409.6
                31,548.9                   32,877.1
12/31/91        30,073.3                   31,351
                31,104.5                   32,979.9
                31,175.6                   32,285.1
                31,709.5                   31,138.4
                30,677.4                   29,091.4
                31,531.5                   29,237.1
                33,560.1                   31,203
                32,385.7                   29,733.4
                30,997.7                   28,981.9
                30,713                     30,809.6
                29,218.3                   30,210.9
                29,147.1                   28,635.4
                29,325                     28,913.7
                29,289.9                   29,072
                29,075.8                   29,077.1
                29,503.9                   29,964
                31,002.3                   32,584.6
                32,500.7                   35,685.9
                32,964.5                   36,448.3
                32,500.7                   35,888
                33,713.7                   37,152.6
                35,675.9                   39,166.6
                36,995.9                   39,482.1
                35,354.8                   36,039.2
                39,314.8                   38,649.7
                41,740.8                   41,925.7
                40,242.4                   41,818.2
                37,317                     40,025.9
                37,852.1                   41,733.1
                37,602.4                   41,502.4
                37,317                     42,098.2
                38,494.3                   42,512.3
                40,420.8                   43,528.2
                38,815.3                   42,166.8
                39,029.4                   43,580.8
                37,352.6                   41,495.9
                36,255.6                   41,765.4
                33,488                     40,170.9
                32,578.6                   40,065.9
                32,657.7                   42,576.1
                33,646.1                   44,188.7
                33,567.1                   43,673.3
                33,962.4                   42,919
                36,453.3                   45,602.7
                36,611.4                   43,874.2
                37,085.9                   44,742.4
                36,453.3                   43,551.2
                36,334.6                   44,774.4
                37,660.9                   46,589.8
                38,324.5                   46,792.1
                38,366                     46,962
                38,988.1                   47,971.2
                39,817.7                   49,377.7
                39,361.4                   48,480.8
                39,693.2                   48,765.5
                38,117.1                   47,352.4
                38,863.7                   47,468.4
                39,402.9                   48,741.4
                39,278.5                   48,254.8
                40,854.6                   50,186.8
                41,154.3                   49,553.3
                41,062                     47,830.5
                41,154.3                   48,624.3
                41,385                     48,812.4
                41,938.6                   49,083.2
                43,645.7                   52,289.4
                45,260.5                   55,184.9
                46,460                     56,089.1
                43,784.1                   51,911.6
                47,106                     54,831.4
                43,368.9                   50,628.7
                43,230.4                   50,124.4
                44,656.9                   50,573
                44,598.7                   52,897.7
                48,616                     56,304.2
                50,362.7                   58,050.6
                51,061.4                   58,523.3
                49,722.3                   58,252.5
6/30/98         58,631                     49,265


The chart above shows the performance of AIM International Growth Fund Class A shares since the Fund's inception, versus the MSCI EAFE Index. This represents a cumulative return of 392.65% and an average annual total return of 13.11% for the Fund. The chart assumes a hypothetical $10,000 initial investment in the Fund's Class A shares and reflects all Fund expenses and the maximum 5.50% sales charge. A $10,000 investment in the Fund's Class B shares at inception on April 1, 1993, would have been valued at $15,298 on June 30, 1998. This figure reflects all Fund expenses and the applicable contingent deferred sales charge (5% in the first year, decreasing to 0% at the beginning of the seventh year), assuming complete redemption at the end of the period. A $10,000 investment in Advisor Class shares at inception on June 1, 1995, would have been worth $14,646 on June 30, 1998.



AVERAGE ANNUAL TOTAL RETURNS %(1)
JUNE 30, 1998

SHARE CLASS         WITHOUT SALES CHARGE(2)          WITH SALES CHARGE
                 1-YEAR  5-YEAR  10-YEAR  LOF     1-YEAR  5-YEAR  10-YEAR   LOF

CLASS A(3)       9.60    8.82    8.84    13.59     3.57    7.60    8.22     13.11
CLASS B(3)       8.97    8.13    N/A      8.57     4.67    7.87    N/A       8.44
ADVISOR CLASS(4) 9.16    N/A     N/A     13.19     N/A     N/A     N/A       N/A



HISTORICAL PERFORMANCE(2)
ANNUAL TOTAL RETURNS % (LAST 10 YEARS)


                   1988   1989   1990    1991   1992   1993    1994   1995  1996  1997
CLASS A            19.39  38.56  -14.31  13.22  -5.83  34.23   -7.78  3.88  9.28  8.51
CLASS B            N/A    N/A    N/A     N/A    N/A    25.633  -8.36  3.15  8.67  7.71

(1)Figures assume reinvestment of all dividends and capital gains distributions at net asset value.

(2)Performance data do not reflect the maximum 5.50% sales charge and the contingent deferred sales charge for Class A and Class B shares, respectively, which, if included, would have reduced performance quoted.

(3)The Fund began operations (Class A shares) on July 19, 1985; Class B shares commenced on April 1, 1993.

(4)The Fund began offering Advisor Class shares on June 1, 1995. Advisor Class shares are not sold directly to the general public. They are only available through certain employee benefit plans, financial institutions and other entities that have entered into specific agreements with the Fund's distributor. Please see the Fund's prospectus for more complete information.

The above data represent past performance of the Fund's shares, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

From time to time, the Fund's investment advisor may waive some fees and/or reimburse some expenses, without which performance would be lower. Waivers and reimbursements are subject to change.

INTERVIEW WITH PORTFOLIO MANAGEMENT TEAM

Q HOW DID THE FUND PERFORM?

A The world's financial markets have been severely tested in recent months by the barrage of negative news from Asia, with Japan's weakening economy producing heightened investor concerns throughout the region. Nonetheless, in an impressive showing, stock prices in Europe continued to climb to record highs, supported by a positive macroeconomic background. The robust nature of European stock markets and the protracted bull market in the U.S. have been the key positives in global investing so far in 1998.

In a mixed global environment, the Fund's Class A shares returned 11.08% over the six-month period ended June 30, 1998 excluding sales charges. Total return for Class B shares for the same period was 10.72% excluding sales charges. The Morgan Stanley Capital International Europe, Australia and the Far East (MSCI-EAFE) Index(5) returned 15.93% over the same period.

Despite the lag in the Fund's returns relative to the index over the shorter term, the Fund has continued to outperform over the one- and three-year periods based on total returns. Over the six-month review period, the Fund's underweighted position in Germany and lack of holdings in Spain, caused the Fund to trail the index. Stock selection in Italy also contributed to relative underperformance. In particular, the Fund's holdings of ENI and Telecom Italia underperformed the market. ENI, an energy conglomerate, performed poorly with the correction in oil prices, and Telecom Italia experienced weak returns as a result of concerns over a transition in management.

Q WHAT'S DRIVING EUROPEAN MARKETS?

A The Fund continues to benefit from a number of factors fueling European markets. While European economies are steaming ahead, European corporations have embraced the challenge to become more globally competitive. Corporations are trimming down, becoming more efficient, and focusing on ways to add value to shareholders. The deep structural changes these corporations are making have spurred corporate profitability and earnings growth.

EUROPEAN MARKETS HAVE BEEN RIDING HIGH ON AN UNPRECEDENTED WAVE OF GROWTH.

Consolidation through mergers and acquisitions has also been very widespread. Many companies are looking farther ahead to when monetary union will be more established. The rewards to companies that can consolidate their positions and dominate a market across Europe are potentially far higher than for those that only maintain their local franchises.

Overall, a new European culture that favors investing is also contributing to the market surge. Historically bank savers, Europeans are now turning to equities, helping markets become broader, larger and more liquid.

Q DID YOU IMPLEMENT ANY CHANGES IN THE PORTFOLIO DURING THE SIX-MONTH PERIOD?

A Our investment strategy remains essentially unchanged. In an environment of disinflation, we are looking for companies with the ability to maintain prices and margins in the face of relentless competition. This approach leads us to prefer world-class companies in the UK, where we find media and financial services stocks attractive.

We are also bullish on the outlook for the stock markets of Australia and New Zealand, and slightly increased our allocation to this region over the period. We believe corporate profits are set to recover at a time when equity valuations are relatively attractive. We are, however, avoiding stocks exposed to softness in commodity prices.

While we continue to hold particular world-class stocks in continental Europe (especially in media, telecommunications, pharmaceuticals and service industries such as management consulting), we have been reducing our weighting to this region. After a very strong bull run, valuations now appear to discount the cyclical upturn in earnings. We are also
                                                               CONTINUED P.4

(5) The MSCI-EAFE World Index is a market value-weighted average of the performance of 1,106 securities listed on 20 major world stock exchanges. It includes the effect of reinvested dividends and is measured in U.S. dollars.

Indices are unmanaged, not available for direct investment and do not include the effects of sales charges and professional management fees.

INTERVIEW WITH PORTFOLIO MANAGEMENT TEAM CONTINUED

concerned that many European bond markets are vulnerable to any setback in European Economic and Monetary Union (EMU).

The Fund continues to maintain minimal exposure to Japan, where we feel the government has not done nearly enough to restore the country's banking system, economy and property market to health. We also remain pessimistic about the outlook for the East Asian newly industrializing countries. However, we have found selective opportunities in emerging markets elsewhere.

Q RELATIVE TO THE INDEX, HOW HAS THE FUND'S UNDERWEIGHTING IN JAPAN CONTRIBUTED TO PERFORMANCE?

A The Fund has continued to benefit from its underweighted position in Japan. With the Japanese banking system in disarray, we firmly believe, as we have for some time, that political leaders need to shut down insolvent banks and further address the tremendous number of bad loans. Moreover, the failure of Japanese banks to provide the necessary amount of capital to get the economy going has contributed to weakness.

Additionally, we believe the government should increase the money supply and cut income and corporate taxes to stimulate domestic demand. Due to the lack of confidence in their economy and financial institutions, many Japanese are hoarding cash instead of spending it.

In this economic environment we continue to believe four kinds of stocks may grow: those that can take advantage of major trends, such as the graying of Japan; beneficiaries of the yen's long-term weakness; companies entering new markets; and businesses that can maintain pricing power. Within this framework, we have identified such companies as Canon, Inc., Asahi Breweries and Takeda Chemical Industries, a leading pharmaceutical manufacturer.

Q WHAT ARE YOUR EXPECTATIONS FOR THE FUND OVER THE REMAINDER OF THE YEAR?

A In general, we expect to continue focusing on high-quality companies that provide broad portfolio diversification, with a goal of achieving predictable and consistent returns.

More specifically, we believe the Fund is well positioned to take advantage of opportunities in the European marketplace during the rest of this year, where consolidation and restructuring will continue to be the key themes. Most European companies have a long way to go before they can provide the kind of returns investors expect from U.S. companies, but many companies are committed to streamlining operations and improving profitability. We predict inflation will remain subdued and European economies will strengthen. Long term, we will be watching EMU to see how markets are affected.

The Fund is likely to remain conservatively positioned in Asia, with an underweighted position in Japan and limited exposure to the rest of the region. Given the severity of Asia's problems, we expect markets there to remain volatile.

In Latin America, we sold off our small position in Mexico, while continuing to maintain an exposure to Brazil where our current stock selection concentrates on privatization plays. These companies tend to be less exposed to the economy, which has been sluggish recently, yet are positively affected by progress on political reform and privatization. We believe these stocks should also benefit from any further recovery in sentiment toward the country.


SECTOR ALLOCATION OF NET ASSETS %
JUNE 30, 1998

Finance                  32.3
Services                 22.9
Consumer Non-Durables    10.8
Energy                    9.8
Health Care               8.9
Capital Goods             4.6
Consumer Durables         3.6
Technology                1.6
Material/Basic Industry   1.3
Multi-Industry/Misc.      0.6
Short Term & Other        3.6


A complete listing of holdings and allocations may be found in the Investment Portfolio section of this report.

AIM INTERNATIONAL GROWTH FUND


GEOGRAPHIC ALLOCATION OF NET ASSETS %
JUNE 30, 1998

UK                         30.3
Switzerland                10.5
Japan                       7.4
Netherlands                 7.2
Sweden                      6.8
Australia                   6.7
France                      5.0
Italy                       3.8
U.S.                        3.6
Brazil                      2.6
Germany                     2.1
Finland                     2.0
New Zealand                 2.0
Portugal                    1.8
Hong Kong                   1.6
Norway                      1.6
Canada                      1.1
Hungary                     1.0
India                       0.9
Luxembourg                  0.9
South Africa                0.5
Singapore                   0.4
Korea                       0.2

Allocations will change based on current market conditions.



KEY PORTFOLIO HOLDINGS(6)                                    % of
                                             Country       Net Assets
UBS AG                                       Switzerland       3.1
TELECOMM ITALIA SPA                          Italy             2.7
ORANGE PLC                                   UK                2.6
EMI GROUP PLC                                UK                2.4
NORDBANKEN HOLDING AB                        Sweden            2.4
VODAFONE GROUP PLC                           UK                2.4
AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.   Australia         2.2
ABBEY NATIONAL PLC                           UK                2.1
NESTLE S.A.                                  Switzerland       2.1
ROCHE HOLDING AG                             Switzerland       2.1

(6) There is no assurance the Fund will continue to hold these or any other securities mentioned in this report.

AIM
INTERNATIONAL
GROWTH FUND
(FORMERLY
GT GLOBAL
INTERNATIONAL
GROWTH FUND)

FINANCIAL
STATEMENTS

                         AIM INTERNATIONAL GROWTH FUND
                 (FORMERLY GT GLOBAL INTERNATIONAL GROWTH FUND)

                            PORTFOLIO OF INVESTMENTS

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (32.3%)
  UBS AG - Registered-/- ....................................   SWTZ           16,213   $  6,033,399         3.1
    BANKS-MONEY CENTER
  Nordbanken Holding AB .....................................   SWDN          640,020      4,697,468         2.4
    BANKS-REGIONAL
  Australia & New Zealand Banking Group Ltd. ................   AUSL          625,600      4,327,073         2.2
    BANKS-REGIONAL
  Abbey National PLC ........................................   UK            235,000      4,178,911         2.1
    BANKS-SUPER REGIONAL
  Royal & Sun Alliance Insurance Group PLC ..................   UK            387,000      4,003,114         2.1
    INSURANCE - MULTI-LINE
  Lloyds TSB Group PLC ......................................   UK            254,400      3,561,770         1.8
    BANKS-REGIONAL
  ForeningsSparbanken AB ....................................   SWDN          116,030      3,493,783         1.8
    BANKS-REGIONAL
  ING Groep N.V. ............................................   NETH           51,236      3,357,259         1.7
    BANKS-MONEY CENTER
  Axa - UAP .................................................   FR             28,350      3,188,976         1.6
    INSURANCE - MULTI-LINE
  Schroders PLC .............................................   UK            114,000      2,942,795         1.5
    BANKS-MONEY CENTER
  Zurich Versicherungsgesellschaft ..........................   SWTZ            4,439      2,835,149         1.5
    INSURANCE - MULTI-LINE
  National Westminster Bank PLC .............................   UK            136,000      2,432,059         1.2
    BANKS-MONEY CENTER
  M & G Group PLC ...........................................   UK             83,500      2,255,155         1.2
    INVESTMENT MANAGEMENT
  Royal Bank of Canada ......................................   CAN            34,200      2,056,601         1.1
    BANKS-REGIONAL
  CGU PLC ...................................................   UK            110,000      2,053,431         1.1
    INSURANCE - MULTI-LINE
  Banque Nationale de Paris .................................   FR             24,379      1,992,196         1.0
    BANKS-MONEY CENTER
  HSBC Holdings PLC .........................................   HK             79,520      1,945,020         1.0
    BANKS-MONEY CENTER
  Safra Republic Holdings S.A.{\/} ..........................   LUX            24,400      1,830,000         0.9
    OTHER FINANCIAL
  State Bank of India Ltd. - Reg. S GDR-/- {c} {\/} .........   IND           144,410      1,704,038         0.9
    BANKS-REGIONAL
  BPI-SGPS S.A. .............................................   PORT           44,210      1,427,914         0.7
    BANKS-MONEY CENTER
  Nichiei Co., Ltd. .........................................   JPN            18,000      1,228,900         0.6
    OTHER FINANCIAL
  United Overseas Bank Ltd. - Foreign .......................   SING          222,300        691,190         0.4
    BANKS-MONEY CENTER
  Kokusai Securities Co., Ltd. ..............................   JPN            41,000        406,234         0.2
    SECURITIES BROKER
  Kookmin Bank-/- ...........................................   KOR            99,604        370,789         0.2
    BANKS-MONEY CENTER
                                                                                        ------------
                                                                                          63,013,224
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                       F1

                         AIM INTERNATIONAL GROWTH FUND
                 (FORMERLY GT GLOBAL INTERNATIONAL GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (22.9%)
  Telecom Italia SpA ........................................   ITLY          708,900   $  5,183,248         2.7
    TELEPHONE NETWORKS
  Orange PLC-/- .............................................   UK            468,000      4,962,097         2.6
    WIRELESS COMMUNICATIONS
  EMI Group PLC .............................................   UK            540,000      4,724,662         2.4
    LEISURE & TOURISM
  Vodafone Group PLC ........................................   UK            366,500      4,653,920         2.4
    WIRELESS COMMUNICATIONS
  Telecom Corporation of New Zealand Ltd.: ..................   NZ                 --             --         2.0
    TELEPHONE NETWORKS
    Common ..................................................   --            891,300      3,679,954          --
    Installment Receipts ....................................   --             52,600        112,415          --
  Woolworths Ltd. ...........................................   AUSL        1,029,000      3,354,185         1.7
    RETAILERS-OTHER
  EMAP PLC ..................................................   UK            154,000      3,116,514         1.6
    BROADCASTING & PUBLISHING
  Reuters Group PLC .........................................   UK            272,000      3,111,037         1.6
    BROADCASTING & PUBLISHING
  Great Universal Stores PLC ................................   UK            182,000      2,400,735         1.2
    RETAILERS-OTHER
  Telecomunicacoes Brasileiras S.A. (Telebras) - ADR{\/} ....   BRZL           21,400      2,336,613         1.2
    TELEPHONE NETWORKS
  Telecel - Comunicacaoes Pessoais S.A. .....................   PORT           11,746      2,087,499         1.1
    WIRELESS COMMUNICATIONS
  Koninklijke Ahold N.V. ....................................   NETH           59,119      1,899,090         1.0
    RETAILERS-FOOD
  Ezaki Glico Co., Ltd. .....................................   JPN           270,000      1,536,776         0.8
    RETAILERS-FOOD
  Telstra Corp. Ltd. - Installment Receipts .................   AUSL          437,200      1,123,810         0.6
    TELEPHONE NETWORKS
  Vendex International N.V. .................................   NETH               62          2,333          --
    RETAILERS-OTHER
  Fast Retailing Co., Ltd. ..................................   JPN                44            414          --
    RETAILERS-APPAREL
                                                                                        ------------
                                                                                          44,285,302
                                                                                        ------------
Consumer Non-Durables (10.8%)
  Nestle S.A. - Registered ..................................   SWTZ            1,881      4,028,587         2.1
    FOOD
  Diageo PLC ................................................   UK            278,000      3,295,709         1.7
    BEVERAGES - ALCOHOLIC
  Gucci Group - NY Registered Shares{\/} ....................   NETH           47,900      2,538,700         1.3
    TEXTILES & APPAREL
  Foster's Brewing Group Ltd. ...............................   AUSL          970,600      2,290,004         1.2
    BEVERAGES - ALCOHOLIC
  Asahi Breweries Ltd. ......................................   JPN           180,000      2,278,151         1.2
    BEVERAGES - ALCOHOLIC
  Benckiser N.V. "B"-/- .....................................   NETH           35,800      2,203,158         1.1
    HOUSEHOLD PRODUCTS
  United Biscuits (Holdings) PLC ............................   UK            509,000      2,039,740         1.0
    FOOD

    The accompanying notes are an integral part of the financial statements.

                                       F2

                         AIM INTERNATIONAL GROWTH FUND
                 (FORMERLY GT GLOBAL INTERNATIONAL GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Consumer Non-Durables (Continued)
  Amway Japan Ltd. ..........................................   JPN           125,000   $  1,328,922         0.7
    HOUSEHOLD PRODUCTS
  South African Breweries Ltd. ..............................   SAFR           44,200        910,878         0.5
    BEVERAGES - ALCOHOLIC
                                                                                        ------------
                                                                                          20,913,849
                                                                                        ------------
Energy (9.8%)
  Viag AG ...................................................   GER             5,792      3,989,388         2.1
    ELECTRICAL & GAS UTILITIES
  Petroleum Geo-Services ASA-/- .............................   NOR           100,600      3,139,030         1.6
    ENERGY EQUIPMENT & SERVICES
  Shell Transport & Trading Co., PLC ........................   UK            412,000      2,903,056         1.5
    OIL
  Petroleo Brasileiro S.A. (Petrobras) - ADR{\/} ............   BRZL          147,900      2,736,150         1.4
    GAS PRODUCTION & DISTRIBUTION
  Burmah Castrol PLC ........................................   UK            130,000      2,322,591         1.2
    OIL
  Ente Nazionale Idrocarburi (ENI) S.p.A. ...................   ITLY          315,300      2,055,610         1.1
    OIL
  Coflexip - ADR{\/} ........................................   FR             30,260      1,849,643         0.9
    OIL
                                                                                        ------------
                                                                                          18,995,468
                                                                                        ------------
Health Care (8.9%)
  Roche Holding AG ..........................................   SWTZ              409      4,019,567         2.1
    PHARMACEUTICALS
  Nycomed Amersham PLC ......................................   UK            535,095      3,987,079         2.1
    PHARMACEUTICALS
  Novartis AG ...............................................   SWTZ            1,945      3,239,100         1.7
    PHARMACEUTICALS
  Astra AB "A" ..............................................   SWDN           97,313      1,990,091         1.0
    PHARMACEUTICALS
  Takeda Chemical Industries ................................   JPN            70,000      1,868,084         1.0
    PHARMACEUTICALS
  Richter Gedeon Rt. - Reg S GDR-/- {c} {\/} ................   HGRY           23,400      1,866,150         1.0
    PHARMACEUTICALS
                                                                                        ------------
                                                                                          16,970,071
                                                                                        ------------
Capital Goods (4.6%)
  Nokia Oyj "A" .............................................   FIN            52,600      3,889,325         2.0
    TELECOM EQUIPMENT
  Alcatel Alsthom Compagnie Generale d'Electricite ..........   FR             14,440      2,940,455         1.5
    TELECOM EQUIPMENT
  Canon, Inc. ...............................................   JPN            90,000      2,050,336         1.1
    OFFICE EQUIPMENT
                                                                                        ------------
                                                                                           8,880,116
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                       F3

                         AIM INTERNATIONAL GROWTH FUND
                 (FORMERLY GT GLOBAL INTERNATIONAL GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Consumer Durables (3.6%)
  Volvo AB "B" ..............................................   SWDN          106,320   $  3,168,057         1.6
    AUTOMOBILES
  Mabuchi Motor Co., Ltd. ...................................   JPN            31,000      1,972,951         1.0
    AUTOMOBILES
  Futuris Corp., Ltd. .......................................   AUSL        2,226,000      1,962,573         1.0
    AUTO PARTS
                                                                                        ------------
                                                                                           7,103,581
                                                                                        ------------
Technology (1.6%)
  Baan Company N.V.-/- {\/} .................................   NETH           42,920      1,534,390         0.8
    SOFTWARE
  Matsushita-Kotobuki Electronics Ltd. ......................   JPN            60,000      1,501,410         0.8
    COMPUTERS & PERIPHERALS
                                                                                        ------------
                                                                                           3,035,800
                                                                                        ------------
Materials/Basic Industry (1.3%)
  Akzo Nobel N.V. ...........................................   NETH           11,570      2,573,767         1.3
                                                                                        ------------
    CHEMICALS
Multi-Industry/Miscellaneous (0.6%)
  Shanghai Industrial Holdings Ltd. .........................   HK            486,000      1,144,821         0.6
    MULTI-INDUSTRY
  Vedior ....................................................   NETH               61          1,731          --
    MISCELLANEOUS
                                                                                        ------------
                                                                                           1,146,552
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $161,426,444) ................                            186,917,730        96.4
                                                                                        ------------       -----
                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated June 30, 1998, with State Street Bank & Trust Co.,
   due July 1, 1998, for an effective yield of 5.70%,
   collateralized by $10,640,000 U.S. Treasury Bills, 5.75%
   due 12/31/98 (market value of collateral is $10,653,300,
   including accrued interest) (cost $10,444,000)  ..........                             10,444,000         5.4
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $171,870,444)  * ....................                            197,361,730       101.8
Other Assets and Liabilities ................................                             (3,584,545)       (1.8)
                                                                                        ------------       -----

NET ASSETS ..................................................                           $193,777,185       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        {c}  Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
          *  For Federal income tax purposes, cost is $172,933,198 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  35,868,141
                 Unrealized depreciation:           (11,439,609)
                                                  -------------
                 Net unrealized appreciation:     $  24,428,532
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depositary Receipt
    GDR--Global Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

                                       F4

                         AIM INTERNATIONAL GROWTH FUND
                 (FORMERLY GT GLOBAL INTERNATIONAL GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at June 30, 1998, was concentrated in the following countries:

                                            PERCENTAGE OF NET ASSETS{d}
                                          --------------------------------
                                                            SHORT-TERM
                                                              &
COUNTRY (COUNTRY CODE/CURRENCY CODE)         EQUITY         OTHER    TOTAL
--------------------------------------    -------------     -----    -----
Australia (AUSL/AUD) .................         6.7                     6.7
Brazil (BRZL/BRL) ....................         2.6                     2.6
Canada (CAN/CAD) .....................         1.1                     1.1
Finland (FIN/FIM) ....................         2.0                     2.0
France (FR/FRF) ......................         5.0                     5.0
Germany (GER/DEM) ....................         2.1                     2.1
Hong Kong (HK/HKD) ...................         1.6                     1.6
Hungary (HGRY/HUF) ...................         1.0                     1.0
India (IND/INR) ......................         0.9                     0.9
Italy (ITLY/ITL) .....................         3.8                     3.8
Japan (JPN/JPY) ......................         7.4                     7.4
Korea (KOR/KRW) ......................         0.2                     0.2
Luxembourg (LUX/LUF) .................         0.9                     0.9
Netherlands (NETH/NLG) ...............         7.2                     7.2
New Zealand (NZ/NZD) .................         2.0                     2.0
Norway (NOR/NOK) .....................         1.6                     1.6
Portugal (PORT/PTE) ..................         1.8                     1.8
Singapore (SING/SGD) .................         0.4                     0.4
South Africa (SAFR/ZAR) ..............         0.5                     0.5
Sweden (SWDN/SEK) ....................         6.8                     6.8
Switzerland (SWTZ/CHF) ...............        10.5                    10.5
United Kingdom (UK/GBP) ..............        30.3                    30.3
United States (US/USD) ...............                      3.6        3.6
                                             -----          -----    -----
Total  ...............................        96.4          3.6      100.0
                                             -----          -----    -----
                                             -----          -----    -----

--------------

{d}  Percentages indicated are based on net assets of $193,777,185.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                           JUNE 30, 1998 (UNAUDITED)

                                           MARKET VALUE     CONTRACT    DELIVERY   UNREALIZED
CONTRACTS TO SELL:                        (U.S. DOLLARS)      PRICE       DATE    APPRECIATION
----------------------------------------  --------------   -----------  --------  ------------
British Pounds..........................     5,170,795         0.59400   7/20/98   $  48,055
British Pounds..........................     4,771,542         0.60196   10/2/98      46,083
Deutsche Marks..........................     2,198,262         1.74900   8/26/98      60,171
French Francs...........................     5,057,106         5.94360    8/6/98      74,464
Japanese Yen............................     3,616,113       133.29000    7/7/98     135,106
Japanese Yen............................       727,347       130.50000    8/6/98      38,937
Japanese Yen............................     7,279,847       131.10000   8/12/98     347,918
Swiss Francs............................     5,655,612         1.47700   9/21/98      96,571
                                          --------------                          ------------
  Total Contracts to Sell (Receivable
   amount $35,323,929)..................    34,476,624                               847,305
                                          --------------                          ------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 17.79%.
Total Open Forward Foreign Currency Contracts...................................   $ 847,305
                                                                                  ------------
                                                                                  ------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                       F5

                         AIM INTERNATIONAL GROWTH FUND
                 (FORMERLY GT GLOBAL INTERNATIONAL GROWTH FUND)

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $171,870,444) (Note 1).......................  $197,361,730
  U.S. currency.................................................................  $    42
  Foreign currencies (cost $43,627).............................................   43,621        43,663
                                                                                  -------
  Receivable for open forward foreign currency contracts (Note 1)........................       847,305
  Dividends and dividend withholding tax reclaims receivable.............................       611,952
  Receivable for Fund shares sold........................................................        44,949
  Interest receivable....................................................................         1,654
                                                                                           ------------
    Total assets.........................................................................   198,911,253
                                                                                           ------------
Liabilities:
  Payable for Fund shares repurchased....................................................     4,495,643
  Payable for securities purchased.......................................................       167,496
  Payable for investment management and administration fees (Note 2).....................       157,585
  Payable for transfer agent fees (Note 2)...............................................        87,461
  Payable for service and distribution expenses (Note 2).................................        84,627
  Payable for printing and postage expenses..............................................        61,636
  Payable for custodian fees.............................................................        29,469
  Payable for professional fees..........................................................        25,276
  Payable for Trustees' fees and expenses (Note 2).......................................         3,505
  Payable for registration and filing fees...............................................         3,270
  Payable for fund accounting fees (Note 2)..............................................         2,807
  Other accrued expenses.................................................................        15,293
                                                                                           ------------
    Total liabilities....................................................................     5,134,068
                                                                                           ------------
Net assets...............................................................................  $193,777,185
                                                                                           ------------
                                                                                           ------------
Class A:
Net asset value and redemption price per share ($143,957,678 DIVIDED BY 16,887,447 shares
 outstanding)............................................................................  $       8.52
                                                                                           ------------
                                                                                           ------------
Maximum offering price per share (100/94.5 of $8.52) *...................................  $       9.02
                                                                                           ------------
                                                                                           ------------
Class B:+
Net asset value and offering price per share ($49,567,348 DIVIDED BY 6,072,995 shares
 outstanding)............................................................................  $       8.16
                                                                                           ------------
                                                                                           ------------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($252,159
 DIVIDED BY 29,471 shares outstanding)...................................................  $       8.56
                                                                                           ------------
                                                                                           ------------
Net assets consist of:
  Paid in capital (Note 4)...............................................................  $147,699,757
  Undistributed net investment income....................................................       736,445
  Accumulated net realized gain on investments and foreign currency transactions.........    19,005,373
  Net unrealized appreciation on translation of assets and liabilities in foreign
   currencies............................................................................       844,324
  Net unrealized appreciation of investments.............................................    25,491,286
                                                                                           ------------
Total -- representing net assets applicable to capital shares outstanding................  $193,777,185
                                                                                           ------------
                                                                                           ------------

--------------
   * On sales of $25,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                                       F6

                         AIM INTERNATIONAL GROWTH FUND
                 (FORMERLY GT GLOBAL INTERNATIONAL GROWTH FUND)

                            STATEMENT OF OPERATIONS

                   Six months ended June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Dividend income (net of foreign withholding tax of $288,274)...............................  $ 2,361,211
  Interest income............................................................................      322,812
  Securities lending income..................................................................      171,562
                                                                                               -----------
    Total investment income..................................................................    2,855,585
                                                                                               -----------
Expenses:
  Investment management and administration fees (Note 2).....................................      996,492
  Service and distribution expenses: (Note 2)
    Class A.....................................................................  $   261,811
    Class B.....................................................................      270,170      531,981
                                                                                  -----------
  Transfer agent fees (Note 2)...............................................................      325,600
  Custodian fees.............................................................................       81,050
  Professional Fees..........................................................................       55,029
  Registration and filing fees...............................................................       51,200
  Printing and postage expenses..............................................................       42,250
  Fund accounting fees (Note 2)..............................................................       27,640
  Trustees' fees and expenses (Note 2).......................................................        6,516
  Other expenses (Note 1)....................................................................        8,219
                                                                                               -----------
    Total expenses before reductions.........................................................    2,125,977
                                                                                               -----------
      Expense reductions (Note 5)............................................................       (6,837)
                                                                                               -----------
    Total net expenses.......................................................................    2,119,140
                                                                                               -----------
Net investment income........................................................................      736,445
                                                                                               -----------
Net realized and unrealized gain on investments and foreign currencies: (Note 1)
  Net realized gain on investments..............................................   13,546,039
  Net realized gain on foreign currency transactions............................    2,112,549
                                                                                  -----------
    Net realized gain during the period......................................................   15,658,588
  Net change in unrealized appreciation on translation of assets and liabilities
   in foreign currencies........................................................     (710,893)
  Net change in unrealized appreciation of investments..........................    8,535,197
                                                                                  -----------
    Net unrealized appreciation during the period............................................    7,824,304
                                                                                               -----------
Net realized and unrealized gain on investments and foreign currencies.......................   23,482,892
                                                                                               -----------
Net increase in net assets resulting from operations.........................................  $24,219,337
                                                                                               -----------
                                                                                               -----------

    The accompanying notes are an integral part of the financial statements.

                                       F7

                         AIM INTERNATIONAL GROWTH FUND
                 (FORMERLY GT GLOBAL INTERNATIONAL GROWTH FUND)

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                  SIX MONTHS ENDED
                                                                                   JUNE 30, 1998        YEAR ENDED
                                                                                    (UNAUDITED)      DECEMBER 31, 1997
                                                                                  ----------------   -----------------
Decrease in net assets
Operations:
  Net investment income.........................................................   $     736,445       $     427,766
  Net realized gain on investments and foreign currency transactions............      15,658,588          38,105,893
  Net change in unrealized appreciation (depreciation) on translation of assets
   and liabilities in foreign currencies........................................        (710,893)            286,534
  Net change in unrealized appreciation (depreciation) of investments...........       8,535,197         (14,668,685)
                                                                                  ----------------   -----------------
    Net increase in net assets resulting from operations........................      24,219,337          24,151,508
                                                                                  ----------------   -----------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income....................................................              --            (425,877)
  From net realized gain on investments.........................................              --         (29,789,043)
Class B:
Distributions to shareholders: (Note 1)
  From net realized gain on investments.........................................              --         (10,955,953)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income....................................................              --              (1,888)
  From net realized gain on investments.........................................              --             (56,864)
                                                                                  ----------------   -----------------
    Total distributions.........................................................              --         (41,229,625)
                                                                                  ----------------   -----------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested..............................     479,246,906         663,662,225
  Decrease from capital shares repurchased......................................    (514,139,082)       (703,298,069)
                                                                                  ----------------   -----------------
    Net decrease from capital share transactions................................     (34,892,176)        (39,635,844)
                                                                                  ----------------   -----------------
Total decrease in net assets....................................................     (10,672,839)        (56,713,961)
Net assets:
  Beginning of period...........................................................     204,450,024         261,163,985
                                                                                  ----------------   -----------------
  End of period *...............................................................   $ 193,777,185       $ 204,450,024
                                                                                  ----------------   -----------------
                                                                                  ----------------   -----------------
 * Includes undistributed net investment income of..............................   $     736,445       $          --
                                                                                  ----------------   -----------------
                                                                                  ----------------   -----------------

    The accompanying notes are an integral part of the financial statements.

                                       F8

                         AIM INTERNATIONAL GROWTH FUND
                 (FORMERLY GT GLOBAL INTERNATIONAL GROWTH FUND)

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                          CLASS A+
                                          -------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED
                                            JUNE 30,                      YEAR ENDED DECEMBER 31,
                                              1998       ----------------------------------------------------------
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)      1995        1994      1993 (D)
                                          -------------  ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....    $    7.67    $    8.92   $    9.08   $    9.17   $   11.02   $    8.21
                                          -------------  ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........         0.04         0.03       (0.01)       0.03       (0.04)       0.03
  Net realized and unrealized gain
   (loss) on investments................         0.81         0.69        0.84        0.32       (0.82)       2.78
                                          -------------  ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............         0.85         0.72        0.83        0.35       (0.86)       2.81
                                          -------------  ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............           --        (0.03)         --          --       (0.04)         --
  From net realized gain on
   investments..........................           --        (1.94)      (0.99)      (0.24)      (0.95)         --
  In excess of net realized gain on
   investments..........................           --           --          --       (0.20)         --          --
                                          -------------  ----------  ----------  ----------  ----------  ----------
    Total distributions.................           --        (1.97)      (0.99)      (0.44)      (0.99)         --
                                          -------------  ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........    $    8.52    $    7.67   $    8.92   $    9.08   $    9.17   $   11.02
                                          -------------  ----------  ----------  ----------  ----------  ----------
                                          -------------  ----------  ----------  ----------  ----------  ----------

Total investment return (c).............        11.08%(b)      8.51%      9.28%       3.88%      (7.78)%     34.23%
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $ 143,958    $ 148,143   $ 196,601   $ 308,816   $ 430,701   $ 523,397
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Note 5)......         0.89%(a)      0.35%     (0.14)%      0.24%      (0.04)%       0.3%
  Without expense reductions............         0.88%(a)      0.22%     (0.25)%      0.16%      (0.09)%       N/A
Ratio of operating expenses to average
 net assets:
  With expense reductions (Note 5)......         1.90%(a)      1.69%      1.80%       1.70%       1.70%       1.80%
  Without expense reductions............         1.91%(a)      1.82%      1.91%       1.78%       1.75%        N/A
Portfolio turnover rate++++.............           51%(a)        72%        74%         75%         96%         90%

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.

                                       F9

                         AIM INTERNATIONAL GROWTH FUND
                 (FORMERLY GT GLOBAL INTERNATIONAL GROWTH FUND)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                           CLASS B++
                                          ----------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                                                      APRIL 1, 1993
                                            JUNE 30,                YEAR ENDED DECEMBER 31,                   TO
                                              1998       ----------------------------------------------  DECEMBER 31,
                                          (UNAUDITED) (D)  1997 (D)   1996 (D)      1995        1994       1993 (D)
                                          -------------  ----------  ----------  ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....    $    7.36    $    8.68   $    8.91   $    9.07   $   10.98     $    8.74
                                          -------------  ----------  ----------  ----------  ----------  -------------
Income from investment operations:
  Net investment income (loss)..........         0.01        (0.03)      (0.07)      (0.04)      (0.10)        (0.01)
  Net realized and unrealized gain
   (loss) on investments................         0.79         0.65        0.83        0.32       (0.82)         2.25
                                          -------------  ----------  ----------  ----------  ----------  -------------
    Net increase (decrease) from
     investment operations..............         0.80         0.62        0.76        0.28       (0.92)         2.24
                                          -------------  ----------  ----------  ----------  ----------  -------------
Distributions to shareholders:
  From net investment income............           --           --          --          --       (0.04)           --
  From net realized gain on
   investments..........................           --        (1.94)      (0.99)      (0.24)      (0.95)           --
  In excess of net realized gain on
   investments..........................           --           --          --       (0.20)         --            --
                                          -------------  ----------  ----------  ----------  ----------  -------------
    Total distributions.................           --        (1.94)      (0.99)      (0.44)      (0.99)           --
                                          -------------  ----------  ----------  ----------  ----------  -------------
Net asset value, end of period..........    $    8.16    $    7.36   $    8.68   $    8.91   $    9.07     $   10.98
                                          -------------  ----------  ----------  ----------  ----------  -------------
                                          -------------  ----------  ----------  ----------  ----------  -------------

Total investment return (c).............        10.72%(b)      7.71%      8.67%       3.15%      (8.36)%       25.63%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $  49,567    $  56,023   $  64,102   $  69,654   $  71,794     $  30,745
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Note 5)......         0.24%(a)     (0.30)%     (0.79)%     (0.41)%     (0.69)%        (0.4)%(a)
  Without expense reductions............         0.23%(a)     (0.43)%     (0.90)%     (0.49)%     (0.74)%         N/A
Ratio of operating expenses to average
 net assets:
  With expense reductions (Note 5)......         2.55%(a)      2.34%      2.45%       2.35%       2.35%          2.4%(a)
  Without expense reductions............         2.56%(a)      2.47%      2.56%       2.43%       2.40%          N/A
Portfolio turnover rate++++.............           51%(a)        72%        74%         75%         96%           90%(a)

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.

                                      F10

                         AIM INTERNATIONAL GROWTH FUND
                 (FORMERLY GT GLOBAL INTERNATIONAL GROWTH FUND)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                             ADVISOR CLASS+++
                                          -------------------------------------------------------
                                            SIX MONTHS
                                              ENDED       YEAR ENDED DECEMBER 31,   JUNE 1, 1995
                                             JUNE 30,                                    TO
                                               1998       ------------------------  DECEMBER 31,
                                          (UNAUDITED) (D)  1997 (D)     1996 (D)        1995
                                          --------------  -----------  -----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....    $    7.72      $    9.01    $    9.11     $    8.49
                                          --------------  -----------  -----------  -------------
Income from investment operations:
  Net investment income (loss)..........         0.05           0.07         0.02          0.03
  Net realized and unrealized gain
   (loss) on investments................         0.79           0.65         0.87          1.03
                                          --------------  -----------  -----------  -------------
    Net increase (decrease) from
     investment operations..............         0.84           0.72         0.89          1.06
                                          --------------  -----------  -----------  -------------
Distributions to shareholders:
  From net investment income............           --          (0.07)          --            --
  From net realized gain on
   investments..........................           --          (1.94)       (0.99)        (0.24)
  In excess of net realized gain on
   investments..........................           --             --           --         (0.20)
                                          --------------  -----------  -----------  -------------
    Total distributions.................           --          (2.01)       (0.99)        (0.44)
                                          --------------  -----------  -----------  -------------
Net asset value, end of period..........    $    8.56      $    7.72    $    9.01     $    9.11
                                          --------------  -----------  -----------  -------------
                                          --------------  -----------  -----------  -------------

Total investment return (c).............        10.75 %(b)       8.53%       9.79%        12.56%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $     252      $     284    $     461     $     381
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Note 5)......         1.24 %(a)       0.70%       0.21%         0.59%(a)
  Without expense reductions............         1.23 %(a)       0.57%       0.10%         0.51%(a)
Ratio of operating expenses to average
 net assets:
  With expense reductions (Note 5)......         1.55 %(a)       1.34%       1.45%         1.35%(a)
  Without expense reductions............         1.56 %(a)       1.47%       1.56%         1.43%(a)
Portfolio turnover rate++++.............           51 %(a)         72%         74%           75%(a)

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.

                                      F11

                         AIM INTERNATIONAL GROWTH FUND
                 (FORMERLY GT GLOBAL INTERNATIONAL GROWTH FUND)

                         NOTES TO FINANCIAL STATEMENTS

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES (SEE ALSO NOTE 2)
AIM International Growth Fund (the "Fund" formerly, GT Global International Growth Fund), is a separate series of AIM Growth Series (the "Trust" formerly, G.T. Global Growth Series ). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company. The Trust has eight series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Fund in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of Fund shares and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by A I M Advisors, Inc. (the "Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and asked prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued to amortized cost, adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Trust's Board of Trustees.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains and losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, U.S. government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set

                                      F12

                         AIM INTERNATIONAL GROWTH FUND
                 (FORMERLY GT GLOBAL INTERNATIONAL GROWTH FUND)

price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a contract or if the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently market-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of on over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying security, and, for a put, requires the Fund to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other then normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At June 30, 1998, stocks with an aggregate value of approximately $21,489,285 were on loan to brokers. The loans were secured by cash collateral of $22,551,564, received by the Fund. Cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. The cash collateral is invested in a securities lending trust which consists of a portfolio of high quality short duration securities whose average effective duration is restricted to 120 days or less. For the period ended June 30, 1998, the Fund received securities lending fees of $171,562.

                                      F13

                         AIM INTERNATIONAL GROWTH FUND
                 (FORMERLY GT GLOBAL INTERNATIONAL GROWTH FUND)

(I) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, or excise tax on income and capital gains.

(J) DISTRIBUTIONS TO SHAREHOLDERS
Distribution to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets, and the prices of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(L) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restrictions securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(M) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) LINE OF CREDIT
The Fund, along with certain other funds advised and/or administered by the Manager, has a line of credit with BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Fund and certain other funds to borrow, on a first come, first serve basis, an aggregate maximum amount of $250,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of the Fund's total assets. On June 30, 1998, the Fund had no loans outstanding.

For the period ended June 30, 1998, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) was $1,201,545 with a weighted average interest rate of 6.26%. Interest expense for the period ended June 30, 1998 was $2,297, and is included in "Other expenses" on the Statement of Operations.

2. RELATED PARTIES
A I M Advisors, Inc. ("AIM" or the "Manager") is the Fund's investment manager and administrator, and INVESCO (NY), Inc., (formerly, Chancellor LGT Asset Management, Inc.) is the Fund's investment sub-adviser and/or sub-administrator. As of the close of business on May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of Chancellor LGT Asset Management, Inc. ("Chancellor LGT"), consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included Chancellor LGT and certain other affiliates. As a result of this transaction, Chancellor LGT was renamed INVESCO (NY), Inc., and is now an indirect wholly-owned subsidiary of AMVESCAP PLC. In connection with this transaction, A I M Advisors, Inc., an indirect wholly-owned subsidiary of AMVESCAP PLC, became the investment manager and administrator of the Fund and INVESCO (NY), Inc. became the sub-adviser and sub-administrator of the Fund.
A I M Distributors, Inc. ("AIM Distributors") became the Fund's distributor. Finally, the Trust was reorganized from a Massachusetts business trust into a Delaware business trust. All of the changes became effective as of the close of business on May 29, 1998.

The Fund pays investment management and administration fees to the Manager at the following annualized rates: 0.975% on the first $500 million of the average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any period to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

AIM Distributors, an affiliate of the Manager, serves as the Fund's distributor. For the period ended May 29, 1998, GT Global, Inc. ("GT Global"), an affiliate of the investment sub-advisor, served as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. AIM Distributors and GT Global collected the sales charges imposed on sales of Class A shares, and reallowed a portion of such charges to dealers through which the sales were made. For the period ended June 30, 1998, AIM Distributors and GT Global retained $2,985 and $2,625, respectively, of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. No CDSC's were collected for the period ended June 30, 1998. AIM Distributors also

                                      F14

                         AIM INTERNATIONAL GROWTH FUND
                 (FORMERLY GT GLOBAL INTERNATIONAL GROWTH FUND)

makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, AIM Distributors from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. During the period ended June 30, 1998, AIM Distributors and GT Global collected such CDSCs in the amount of $12,093 and $118,618, respectively. In addition, AIM Distributors makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

For the period ended May 29, 1998, pursuant to the then effective separate distribution plans adopted under the 1940 Act Rule 12b-1 by the Trust's Board of Trustees with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), the Fund reimbursed GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for its expenditures incurred in providing services as distributor. All expenses for which GT Global was reimbursed under the Class A Plan would have been incurred within one year of such reimbursement.

For the period ended May 29, 1998, pursuant to the Class B Plan, the Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually were permitted to be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

Effective as of the close of business May 29, 1998, pursuant to Rule 12b-1 under the 1940 Act, the Trust's Board of Trustees adopted a Master Distribution Plan applicable to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund compensates AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A or Class B shares of the Fund. Under the Class A Plan, the Fund compensates AIM Distributors at the annualized rate of 0.35% of the average daily net assets of the Fund's Class A shares.

Pursuant to the Fund's Class B Plan, the Fund compensates AIM Distributors at an annualized rate of 1.00% of the average daily net assets of the Fund's Class B shares.

The Manager and AIM Distributors have voluntarily undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary items) to the maximum annual level of 2.00%, 2.65%, and 1.65% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by AIM Distributors of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or AIM Distributors of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and AIM Distributors, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services is also reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

The Trust pays each of its Trustees who is not an employee, officer or director of the Manager, AIM Distributors or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee.

3. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 1998, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term investments, aggregated $48,153,983 and $72,265,377, respectively. There were no purchases or sales of U.S. government obligations by the Fund during the period.

                                      F15

                         AIM INTERNATIONAL GROWTH FUND
                 (FORMERLY GT GLOBAL INTERNATIONAL GROWTH FUND)

4. CAPITAL SHARES
At June 30, 1998, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Fund were as follows:

                                                                     SIX MONTHS ENDED
                                                                       JUNE 30, 1998               YEAR ENDED
                                                                        (UNAUDITED)             DECEMBER 31, 1997
                                                                 -------------------------  -------------------------
CLASS A                                                            SHARES        AMOUNT       SHARES        AMOUNT
---------------------------------------------------------------  -----------  ------------  -----------  ------------
Shares sold....................................................   40,426,588  $335,523,591   40,276,923  $372,306,238
Shares issued in connection with reinvestment of
  distributions................................................           --            --    3,306,465    24,897,200
                                                                 -----------  ------------  -----------  ------------
                                                                  40,426,588   335,523,591   43,583,388   397,203,438
Shares repurchased.............................................  (42,859,903) (357,980,924) (46,298,211) (433,072,839)
                                                                 -----------  ------------  -----------  ------------
Net decrease...................................................   (2,433,315) $(22,457,333)  (2,714,823) $(35,869,401)
                                                                 -----------  ------------  -----------  ------------
                                                                 -----------  ------------  -----------  ------------

CLASS B
---------------------------------------------------------------
Shares sold....................................................   15,955,626  $125,312,223   25,433,444  $233,714,318
Shares issued in connection with reinvestment of
  distributions................................................           --            --    1,311,193     9,480,349
                                                                 -----------  ------------  -----------  ------------
                                                                  15,955,626   125,312,223   26,744,637   243,194,667
Shares repurchased.............................................  (17,489,434) (137,511,761) (26,525,397) (246,915,890)
                                                                 -----------  ------------  -----------  ------------
Net increase (decrease)........................................   (1,533,808) $(12,199,538)     219,240  $ (3,721,223)
                                                                 -----------  ------------  -----------  ------------
                                                                 -----------  ------------  -----------  ------------
ADVISOR CLASS
---------------------------------------------------------------
Shares sold....................................................    2,272,018  $ 18,411,092    2,419,305  $ 23,205,242
Shares issued in connection with reinvestment of
  distributions................................................           --            --        7,757        58,878
                                                                 -----------  ------------  -----------  ------------
                                                                   2,272,018    18,411,092    2,427,062    23,264,120
Shares repurchased.............................................   (2,279,344)  (18,646,397)  (2,441,431)  (23,309,340)
                                                                 -----------  ------------  -----------  ------------
Net decrease...................................................       (7,326) $   (235,305)     (14,369) $    (45,220)
                                                                 -----------  ------------  -----------  ------------
                                                                 -----------  ------------  -----------  ------------

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who then paid a portion of the Fund's expenses. For the period ended June 30, 1998, the Fund's expenses were reduced by $6,837 under these arrangements.

                                      F16

                         AIM INTERNATIONAL GROWTH FUND
                 (FORMERLY GT GLOBAL INTERNATIONAL GROWTH FUND)

                                     NOTES

--------------------------------------------------------------------------------

THE AIM FAMILY OF FUNDS-REGISTERED TRADEMARK-

GROWTH FUNDS
AIM Aggressive Growth Fund(1)
AIM Blue Chip Fund
AIM Capital Development Fund
AIM Constellation Fund
AIM Mid Cap Growth Fund(2)
AIM Select Growth Fund(3)
AIM Small Cap Equity Fund(2)
AIM Small Cap Opportunities Fund
AIM Value Fund
AIM Weingarten Fund

GROWTH & INCOME FUNDS
AIM Advisor Flex Fund
AIM Advisor Large Cap Value Fund
AIM Advisor MultiFlex Fund
AIM Advisor Real Estate Fund
AIM America Value Fund(2)
AIM Balanced Fund
AIM Charter Fund

INCOME FUNDS
AIM Floating Rate Fund(2)
AIM High Yield Fund
AIM Income Fund
AIM Intermediate Government Fund
AIM Limited Maturity Treasury Fund

TAX-FREE INCOME FUNDS
AIM High Income Municipal Fund
AIM Municipal Bond Fund
AIM Tax-Exempt Bond Fund of  Connecticut
AIM Tax-Free Intermediate Fund

MONEY MARKET FUNDS
AIM Dollar Fund(2)
AIM Money Market Fund
AIM Tax-Exempt Cash Fund

INTERNATIONAL GROWTH FUNDS
AIM Advisor International Value Fund
AIM Asian Growth Fund
AIM Developing Markets Fund(2)
AIM Emerging Markets Fund(2)
AIM Europe Growth Fund(2)
AIM European Development Fund
AIM International Equity Fund
AIM International Growth Fund(2)
AIM Japan Growth Fund(2)
AIM Latin American Growth Fund(2)
AIM New Pacific Growth Fund(2)

GLOBAL GROWTH FUNDS
AIM Global Aggressive Growth Fund
AIM Global Growth Fund
AIM Worldwide Growth Fund(2)

GLOBAL GROWTH & INCOME FUNDS
AIM Global Growth & Income Fund(2)
AIM Global Utilities Fund

GLOBAL INCOME FUNDS
AIM Global Government Income Fund(2)
AIM Global High Income Fund(2)
AIM Global Income Fund
AIM Strategic Income Fund(2)

THEME FUNDS
AIM Global Consumer Products and Services Fund(2)
AIM Global Financial Services Fund(2)
AIM Global Health Care Fund(2)
AIM Global Infrastructure Fund(2)
AIM Global Resources Fund(2)
AIM Global Telecommunications Fund(2)
AIM New Dimension Fund(2)

(1)AIM Aggressive Growth Fund closed to new investors on June 5, 1997.
(2) Effective May 29, 1998, A I M Advisors, Inc. became advisor to the former GT Global Funds. (3) On May 1, 1998, AIM Growth Fund was renamed AIM Select Growth Fund. For more complete information about any AIM Fund, including sales charges and expenses, obtain the appropriate prospectus(es) from your financial consultant. Please read the prospectus(es) carefully before you invest or send money.

[LOGO] www.aimfunds.com   A I M Distributors, Inc.   Invest with Discipline-SM-

                                 APPENDIX VI

                                                                       GT GLOBAL
                                                                   OVER 25 YEARS
                                                                    OF INVESTING
                                                                       WORLDWIDE

                                                                             / /
                                                                       GT GLOBAL
                                                                       WORLDWIDE
                                                                     GROWTH FUND

                                                                             / /
                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 1997

                                                                          [LOGO]

TABLE
OF CONTENTS

Message from the
Chairman.............          1

Report from the Fund
Managers and Key
Portfolio Holdings...          2

Report of Independent
Accountants..........         F1

Financial
Statements...........         F2

Views  of the  Funds' management
described in this report are  as
of  the date  written. Portfolio
holdings and allocations are  as
of  December  31,  1997,  unless
otherwise  noted.  These  views,
portfolio holdings and
allocations   may  have  changed
subsequently.

MESSAGE FROM THE CHAIRMAN

Dear Shareholder,

Nineteen ninety-seven has been a challenging and exciting year. The volatility of the market--and the resulting record highs and lows--has made investing a sometimes awe-inspiring endeavor for investors and investment professionals alike.

Across the GT Global family, our Funds have remained true to their investment goals and objectives regardless of world events. Whether it be the recent turmoil in the Asian markets, the privatization and reform underway across eastern Europe, deregulation occurring in Latin America or the ups and downs of the U.S. market, our Funds have maintained their focus. In fact, we believe these changes are yielding new investment opportunities in both established economies and dynamic new markets around the world. Looking forward to 1998, our commitment is to continue to monitor world markets and seek additional ways to capitalize on events as they unfold for the benefit of our shareholders.

In an effort to provide our customers easier access to information about the GT Global Funds, we launched our website, www.gtglobal.com, during the latter part of 1997. We hope to continually enhance the information it contains, from our worldwide economic outlook, to fund price and performance reporting, to the Millennium Minute message of the day. Used in conjunction with annual and semiannual reports and your quarterly statement on our Funds, we hope it helps you monitor your investments and achieve your financial goals.

Be assured that we will continue to strive to offer you the quality investment products you need to build a well-diversified portfolio. As always, we appreciate your continued confidence in our Funds. Should you or your adviser have any questions regarding GT Global Funds, please call us at 800-824-1580. One of our representatives will be happy to assist you.


Sincerely,


/s/ William J. Guilfoyle

William J. Guilfoyle
Chairman of the Board and President
GT Global Funds

GT GLOBAL WORLDWIDE GROWTH FUND
PERFORMANCE SUMMARY

[GRAPHIC]

INVESTMENT OBJECTIVE
The GT Global Worldwide Growth Fund seeks long-term growth of capital by investing primarily in equity securities of companies in markets around the world.

[GRAPH]

/ /  GT GLOBAL WORLDWIDE GROWTH FUND CLASS A

/ /  MSCI World Index

6/9/87    "$9,525"   "$10,000"
          "9,887"    "9,718"
          "10,449"   "9,914"
          "10,897"   "10,502"
          "11,059"   "10,321"
          "7,858"    "8,570"
          "7,763"    "8,363"
          "8,420"    "8,727"
          "8,525"    "8,942"
          "9,058"    "9,462"
          "9,087"    "9,750"
          "9,458"    "9,874"
          "9,315"    "9,679"
          "9,401"    "9,667"
          "9,439"    "9,851"
          "8,944"    "9,311"
          "9,011"    "9,708"
          "9,392"    "10,356"
          "9,611"    "10,718"
          "9,794"    "10,817"
          "10,361"   "11,210"
          "10,419"   "11,142"
          "10,717"   "11,072"
          "11,179"   "11,329"
          "11,304"   "11,053"
          "11,208"   "10,931"
          "12,045"   "12,168"
          "12,266"   "11,875"
          "12,564"   "12,212"
          "12,045"   "11,807"
          "12,516"   "12,280"
          "13,475"   "12,677"
          "13,099"   "12,087"
          "12,862"   "11,571"
          "12,971"   "10,874"
          "12,645"   "10,719"
          "13,722"   "11,850"
          "13,841"   "11,768"
          "14,246"   "11,877"
          "12,625"   "10,767"
          "11,458"   "9,634"
          "11,864"   "10,535"
          "11,834"   "10,364"
          "11,786"   "10,583"
          "12,135"   "10,972"
          "12,972"   "11,990"
          "13,231"   "11,638"
          "13,231"   "11,731"
          "13,769"   "11,999"
          "13,141"   "11,260"
          "13,888"   "11,794"
          "13,958"   "11,758"
          "13,998"   "12,069"
          "14,088"   "12,267"
          "13,420"   "11,734"
          "14,174"   "12,590"
          "14,224"   "12,359"
          "14,617"   "12,148"
          "14,305"   "11,578"
          "14,577"   "11,741"
          "15,030"   "12,211"
          "14,566"   "11,804"
          "14,415"   "11,836"
          "14,133"   "12,126"
          "13,720"   "12,017"
10/31/92  "14,033"   "11,694"
          "14,274"   "11,905"
          "14,637"   "12,004"
          "14,971"   "12,046"
          "15,032"   "12,334"
          "15,790"   "13,051"
          "15,881"   "13,658"
          "16,488"   "13,975"
          "16,306"   "13,860"
          "16,721"   "14,148"
          "17,672"   "14,799"
          "17,621"   "14,528"
          "18,087"   "14,930"
          "17,237"   "14,088"
          "18,672"   "14,780"
          "19,602"   "15,757"
          "18,896"   "15,556"
          "17,774"   "14,888"
          "18,116"   "15,351"
          "18,020"   "15,393"
          "17,667"   "15,353"
          "18,127"   "15,647"
          "19,025"   "16,121"
          "18,565"   "15,701"
          "18,629"   "16,150"
          "17,870"   "15,452"
          "17,430"   "15,605"
          "16,285"   "15,374"
          "16,117"   "15,601"
          "16,229"   "16,356"
          "16,958"   "16,929"
          "17,127"   "17,077"
          "17,733"   "17,075"
          "18,878"   "17,933"
          "18,878"   "17,537"
          "19,416"   "18,051"
          "19,024"   "17,770"
          "19,203"   "18,390"
          "19,388"   "18,931"
          "19,687"   "19,277"
          "19,584"   "19,398"
          "19,929"   "19,725"
          "20,275"   "20,192"
          "20,194"   "20,213"
          "20,252"   "20,319"
          "19,468"   "19,605"
          "20,056"   "19,834"
          "20,494"   "20,614"
          "20,552"   "20,761"
          "21,359"   "21,929"
          "21,506"   "21,581"
          "21,686"   "21,845"
          "21,210"   "22,100"
          "21,068"   "21,667"
          "21,480"   "22,379"
          "22,497"   "23,764"
          "23,217"   "24,953"
          "24,878"   "26,106"
          "23,822"   "24,363"
          "25,251"   "25,691"
          "23,243"   "24,343"
          "23,063"   "24,777"
12/31/97  "23,657"   "25,083"

The chart above shows the performance of the GT Global Worldwide Growth Fund, Class A shares, since the Fund's inception, versus the MSCI World Index. This represents a cumulative return of 136.57% and an average annual total return of 8.49% for the Fund. The chart assumes a hypothetical $10,000 initial investment in the Fund's Class A shares and reflects all Fund expenses and the maximum 4.75% sales charge. A $10,000 investment in the Fund's Class B shares at inception on April 1, 1993, would have been valued at $14,280 on December 31, 1997. This figure reflects all Fund expenses and the applicable contingent deferred sales charge (5% in the first year, decreasing to 0% after six years), assuming complete redemption at the end of the period. A $10,000 investment in Advisor Class shares at inception on June 1, 1995, would have been worth $13,947 on December 31, 1997.

AVERAGE ANNUAL TOTAL RETURNS%(1)
DECEMBER 31, 1997


SHARE CLASS                       WITHOUT SALES CHARGE(2)                                     WITH SALES CHARGE
                         1-YEAR        5-YEAR        10-YEAR            LOF       1-YEAR          5-YEAR       10-YEAR       LOF
CLASS A(3)               10.00         10.08         10.88             9.00        4.78             9.01         10.34        8.49
CLASS B(3)                9.22           N/A           N/A             8.06        5.02              N/A           N/A        7.79
ADVISOR CLASS(4)         10.43           N/A           N/A            13.73         N/A              N/A           N/A         N/A

HISTORICAL PERFORMANCE(2)
ANNUAL TOTAL RETURNS % (LAST 10 YEARS)


                  1988       1989      1990          1991         1992       1993          1994       1995        1996       1997
CLASS A          16.31       37.59     -12.53        20.26        3.27       27.56         -6.65      11.23       10.92      10.00
CLASS B            N/A         N/A        N/A          N/A         N/A       17.29(3)      -7.32      10.52       10.16       9.22

(1) Figures assume reinvestment of all dividends and capital gains distributions at net asset value.

(2) This performance data do not reflect the maximum 4.75% sales charge and the contingent deferred sales charge for Class A and Class B shares, respectively, which if included, would have reduced performance quoted.

(3) The Fund began operations on June 9, 1987; Class B shares commenced on April 1, 1993.

(4) The Fund began offering Advisor Class shares on June 1, 1995. Advisor Class shares are not sold directly to the general public. They are only available through certain employee benefit plans, financial institutions and other entities that have entered into specific agreements with GT Global. Please see the Fund's prospectus for more complete information.

The above data represent past performance of the Fund's shares, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

INTERVIEW WITH PORTFOLIO MANAGER
MICHAEL LINDSELL

Q    HOW DID THE FUND PERFORM?

A    Concern over the likely scope of Asian weakness had a chilling impact on equity markets worldwide in the fourth quarter. Some companies' preannouncements of earnings disappointments spurred a flight to quality, as many investors either channeled their holdings into large cap, liquid stocks-causing a slump in performance of small and mid cap issues-or reduced equity positions to buy bonds.

Taking into account this difficult environment, the Fund's Class A shares returned 10.00% (4.78% including the maximum 4.75% sales charge) over the 12-month period ended December 31, 1997. Total return for Class B shares for the same period was 9.22% (5.02% including the maximum 5% contingent deferred sales charge). The Morgan Stanley Capital International (MSCI) World Index(5) returned 16.23% over the same period.

Q    WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE RELATIVE TO THE INDEX?

A    Although global equity markets were considerably more volatile in the second half of 1997, during this period the Fund enjoyed a significant turnaround in performance relative to the index. Over the first half of the year, however, the Fund underperformed largely because of underweighting to and security selections in the U.S. Security selection also hindered performance in the UK, where the Fund held an overweighted position. While we continue to find UK companies attractive, over the 12-month period the Fund experienced several disappointments, including Premier Farnell,(6) the electrical distributor, which was negatively impacted by weak European growth.

The Fund also had small exposure to two Asian markets-South Korea and Thailand-markets not represented in the index. Although the Fund held only a few selective companies in these markets, severe declines in share prices over the last half of the year impacted Fund performance.

On the other hand, the Fund's overweighting to several continental European countries-Sweden, Norway and Italy, in particular-contributed positively to performance. As in the U.S., most continental bourses continued to advance, thanks to a rally in bond markets and low inflation. We were also significantly underweighted in Japan relative to the index. We invested cautiously in this difficult market and benefited from security selection there. Similarly, the Fund's performance was buoyed by our allocation to Brazil and Mexico, neither of which are represented in the index. These markets posted solid returns for the year, although they were tempered during the final few months.

Q    WHAT CHANGES DID YOU IMPLEMENT IN THE PORTFOLIO DURING THE YEAR?

A    We reduced a number of our European positions in favor of the U.S. European markets have performed well and become increasingly expensive. We think current valuations are generally too high, particularly in the context of upcoming monetary union, which we believe will compound market instabilities. We also introduced several smaller positions in eastern Europe, specifically the Czech Republic and Hungary. We think this region has significant long-term potential, as future trend economic growth rates are forecasted to surpass those of more developed European countries. Many of these markets, however, may be vulnerable to relatively greater volatility.

Additionally, we introduced a position in India. We feel the country's overall economic environment is conducive to equity performance, with the potential for interest rates and inflation to remain subdued. India is at a much earlier stage of development than most Asian markets, and we are optimistic about continued reform there.


                                                                   CONTINUED P.4


(5) The MSCI World Index is a market value weighted average of the performance of 1,560 securities listed on major world stock exchanges - the U.S., Europe, Canada, Australia, New Zealand and the Far East. It includes the effect of reinvested dividends and is measured in U.S. dollars.

(6)  Shares in Premier Farnell were sold prior to December 31, 1997.

     Indices are unmanaged, not available for direct investment and do not include the effects of sales charges and professional management fees.

INTERVIEW WITH PORTFOLIO MANAGER CONTINUED

Q    WHAT CONTRIBUTED TO IMPRESSIVE U.S. STOCK MARKET RETURNS?

A    The stock market continued its remarkable upsurge in 1997, reflecting what has been an almost ideal environment for equities-steady GDP growth, declining inflation and firm Federal Reserve policy. Gains in 1997 were all the more impressive given the extended length of the current seven year bull market, concerns about a tightening labor market with rising wage costs, the periodic threat of Federal Reserve tightening and toward year-end, the Asian currency crisis.

Strong performance of the equity market was accompanied by higher volatility than in the two previous years. In addition, better-than-expected economic growth and resulting fears of higher interest rates clouded market prospects during the first quarter. However, in the second and third quarters, moderating growth and a continued deceleration of inflation reversed some of these fears, resulting in a rally that broadened into small and mid capitalization issues after three years of large cap leadership. October's collapse of the Thai baht and the Korean won, however, touched off a period of volatility and led investors back to larger cap issues, fueling modest gains for larger cap issues as a whole in the fourth quarter.

Q    WHAT ARE SOME OF THE IMPLICATIONS OF EUROPEAN MONETARY UNION IN 1998?

A    We believe that monetary union is likely to go forward in May 1998. This possibility was priced into bond and equity markets in 1997, as bond yields fell in peripheral countries such as Spain to converge with German levels. At some point, however, we believe EMU could potentially create serious structural problems and interest rates would rise.

Similarly, if monetary union is delayed or canceled, we believe the impact would be negative for Spain and Italy, where bond yields would rise sharply. However, in the event of a rise in interest rates, we believe the Fund is well positioned relative to the European market. The Fund currently has no exposure to Spanish equities and is considerably underweighted in Italy relative to the index. The Fund is also overweighted in the UK and the Netherlands, which we think could be relative winners. We feel the Fund's substantial exposure to the UK offers good value because its equity market is home to some excellent financial services and health care companies.

Q    RELATIVE TO THE INDEX, WHY IS THE FUND CONSIDERABLY UNDERWEIGHTED IN JAPAN?

A While we believe fundamental changes are likely to occur in 1998, our top-down analysis suggests the year will continue to be a very difficult one for Japan with limited economic growth. The course of the stock market rests on the policy response of Japanese authorities. Clearly, Japan has the resources to produce a domestic demand-led recovery, but we believe the policy response must be rigorous, wide ranging and implemented quickly.

At the same time, more action by Japanese corporations is necessary. As yet, remarkably little active restructuring is taking place in Japan. Although the unemployment rate has recently been creeping up, it remains at relatively modest levels. However, we look for this to change in 1998-99.

In addition, without policy action and corporate restructuring, we foresee no substantial rally in the Japanese stock market; indeed, further falls are possible. In this environment, we have continued to focus on companies we feel can exploit major trends, such as the graying of Japan, companies that are beneficiaries of the long-term weakness of the yen, companies entering new markets and businesses that can maintain pricing power.

Q    HOW DID AUSTRALASIAN MARKETS FARE?

A    Despite our positive outlook, the second half of the year was disappointing for investors in both Australia and New Zealand. The two stock markets fell by 15.25% and 18.15%, respectively, in U.S. dollars (based on MSCI country indices). In the fourth quarter, foreign investors also had to bear the effects of falls in both Australian and New Zealand dollars of around 10% against the U.S. dollar.

During this time, two factors had additional impact on both countries. First, many experts felt prospects for economic and corporate earnings growth would be constrained by the financial crises in Asia, the destination of over half the exports from both Australia and New Zealand. This view, which overlooked the importance of foodstuffs exported to Asia,


                                                                   CONTINUED P.5

INTERVIEW WITH PORTFOLIO MANAGER CONTINUED

was prevalent despite growth in many sectors of the Australian economy remaining robust through the third quarter.

Second, commodity prices had already been weakening. For example, the outlook for base metals was clouded by developments in East Asia, while sales by central banks (and falling inflation expectations) had caused the price of gold to slide.

Q    WHAT IS YOUR OUTLOOK OVER THE LONGER TERM?

A    After seven years of solid economic growth, improving corporate profits and a rising equity market in the U.S., our outlook for the stock market remains positive. We believe the focus of U.S. corporate management on improving profitability and competitiveness on a global basis should continue to drive earnings. We expect weakness in Asia will moderate growth somewhat, but see increasing potential for the Federal Reserve to ease interest rates later in 1998.

In Europe, although we reduced the Fund's weighting, we feel the portfolio is well positioned to take advantage of opportunities in the European marketplace over the coming year. We believe European markets will continue to provide attractive returns boosted by consolidation and increasing emphasis on the creation of shareholder value. Currently, the Fund is concentrated in companies with visible earnings growth and those we believe have the ability to rerate substantially against their global peers.

Conversely, as we enter 1998, we believe Asian recovery will take time and its stock markets are likely to remain extremely volatile. At present, we anticipate maintaining our Hong Kong presence and will continue to invest elsewhere on a very selective basis.

ABOUT THE PORTFOLIO MANAGERS

ROGER YATES - Global Chief Investment Officer for Chancellor LGT Asset Management since October 1997. Mr. Yates was International Chief Investment Officer for Chancellor LGT from September '96 to October '97, and from '94 to '96, he was Chief Investment Officer and Portfolio Manager for Europe and the UK. Previously, Mr. Yates was an Investment Manager at Morgan Grenfell and Director of their UK pension fund business. Prior to that, he worked for LGT Asset Management (London) for seven years, and was appointed a director in 1986 and Chief Investment Officer for unit trusts in 1987. In 1994, he rejoined Chancellor LGT. He received a bachelor's degree from Oxford University and completed postgraduate research at Reading University.

MICHAEL LINDSELL - Head of investment strategy for Global Equities; Chief Investment Officer, Japan, 1992-96. Previously, Mr. Lindsell was a director at Warburg Asset Management from 1989 to 1992; Senior Fund Manager at Scimitar Asset Management from 1985 to 1988; and Fund Manager, Lazard Brothers & Co. Ltd. from 1982 to 1985. He received his B.Sc from Bristol University.

RICHARD COLLINS - Senior Equity Portfolio Manager and Managing Director since 1993. Previously, Mr. Collins spent 10 years at Scudder, Stevens & Clark. From 1970 to 1973, he was an oil and gas Analyst at Salomon Brothers.

Mr. Collins was an employee of Chancellor Capital Management until October 31, 1996, when LGT Asset Management merged with Chancellor. The resulting entity was renamed Chancellor LGT Asset Management and is the investment manager to GT Global Funds.


GEOGRAPHIC ALLOCATION OF NET ASSETS %

                                1997                1996
                            DECEMBER 31          DECEMBER 31
Australia                       5.2                 3.0
Brazil                          3.5                 1.2
Czech Republic                  1.1                 N/A
France                          2.6                 4.1
Germany                         1.1                 4.2
Hong Kong                       2.9                 4.3
Hungary                         1.2                 N/A
India                           1.2                 N/A
Italy                           1.3                 2.7
Japan                           5.6                 8.2
Korea                           0.2                 0.8
Mexico                          0.9                 1.2
Netherlands                     3.8                 3.5
New Zealand                     1.7                 3.6
Norway                          1.3                 0.6
Portugal                        2.2                 1.2
Singapore                       0.6                 2.9
Spain                           N/A                 2.5
Sweden                          2.8                 2.2
Switzerland                     2.2                 3.4
Thailand                        0.3                 1.3
United Kingdom                 15.8                15.4
U.S. & Other                   42.5                33.7


Allocations will change based on current market conditions.

SECTOR ALLOCATION OF NET ASSETS %
DECEMBER 31, 1997

Finance                        26.9
Services                       23.2
Health Care                    10.3
Material/Basic Industry         8.3
Energy                          6.1
Technology                      5.2
Capital Goods                   4.0
Consumer Durables               3.5
Consumer Non-Durables           3.4
Multi-Industry/Misc.            1.2
Short Term & Other              7.9


A complete listing of holdings and allocations may be found in the Financial Statements section of this report.



GT GLOBAL WORLDWIDE GROWTH FUND                                                                       % of
KEY PORTFOLIO HOLDINGS(7)                                                         Country          Net Assets
STUDENT LOAN MARKETING ASSOCIATION  A financial intermediary serving the           U.S.                2.9
education credit market, the company purchases and services student loans made under federally sponsored student loan programs, and provides financial and operational services to originators of such loans.

CITICORP  The parent of Citibank, Citicorp provides a broad range of financial     U.S.                2.6
services from over 3,200 locations in 98 countries and territories throughout the world.

TRAVELERS GROUP, INC.  Through its subsidiaries, Travelers offers multiline        U.S.                2.5
insurance and financial and health care services, primarily to customers in the
United States.

CHASE MANHATTAN CORP.  Chase Manhattan is a bank holding company providing         U.S.                2.4
domestic and international financial services through various bank and non-bank subsidiaries.

FEDERATED DEPARTMENT STORES, INC.  The company operates more than 400 full-line    U.S.                2.3
department stores and 150 specialty stores in 36 states.

BRISTOL MYERS SQUIBB CO.  Researches, develops, manufactures and markets           U.S.                2.3
prescription and non-prescription drugs, medical devices, health and skin care products, toiletries and beauty aids.  Product lines include cardiovascular drugs, antibiotics, central nervous system drugs, and chemotherapeutic and diagnostic agents.

COMPAQ COMPUTER CORP. Compaq designs, develops, manufactures and markets           U.S.                2.2
personal computers for professional users and consumers.

PETROLEO BRASILEIRO S.A. (PETROBRAS)  Produces oil and natural gas liquids         Brazil              2.2
(mainly oil products and fuel alcohol) through approximately 7,258 active wells.
Petroleo also provides maritime freight services.

SERVICE CORPORATION INTERNATIONAL  This company provides death care services       U.S.                2.1
worldwide, as well as capital financing to independent funeral home and cemetery operators.

INTEL CORP. Intel designs and manufactures microcomputer components and related    U.S.                2.1
products, which are sold worldwide.

Source: Bloomberg, January 1998

(7) There can be no assurance the Fund will continue to hold these securities.

GT GLOBAL
WORLDWIDE
GROWTH FUND

FINANCIAL
STATEMENTS

                        GT GLOBAL WORLDWIDE GROWTH FUND

                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of GT Global Growth Series:

We have audited the accompanying statement of assets and liabilities of GT Global Worldwide Growth Fund, one of the funds organized as a series of GT Global Growth Series, including the schedule of portfolio investments, as of December 31, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimated made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of GT Global Worldwide Growth Fund as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
FEBRUARY 17, 1998

                                       F1

                        GT GLOBAL WORLDWIDE GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (26.9%)
  Student Loan Marketing Association ........................   US             31,800   $  4,424,175         2.9
    OTHER FINANCIAL
  Citicorp ..................................................   US             31,600      3,995,420         2.6
    BANKS-MONEY CENTER
  Travelers Group, Inc. .....................................   US             70,500      3,798,187         2.5
    INSURANCE - MULTI-LINE
  Chase Manhattan Corp. .....................................   US             33,500      3,668,250         2.4
    BANKS-MONEY CENTER
  HSBC Holdings PLC .........................................   HK            104,000      2,563,593         1.7
    BANKS-MONEY CENTER
  Royal & Sun Alliance Insurance Group PLC ..................   UK            235,000      2,365,435         1.6
    INSURANCE - MULTI-LINE
  Australia & New Zealand Banking Group Ltd. ................   AUSL          350,000      2,312,203         1.5
    BANKS-REGIONAL
  Nordbanken Holding AB-/- ..................................   SWDN          398,006      2,251,426         1.5
    OTHER FINANCIAL
  Schroders PLC .............................................   UK             70,000      2,198,851         1.5
    BANKS-MONEY CENTER
  ING Groep N.V. ............................................   NETH           47,300      1,992,610         1.3
    OTHER FINANCIAL
  ForeningsSparbanken AB ....................................   SWDN           84,560      1,922,932         1.3
    BANKS-REGIONAL
  State Bank of India Ltd. - GDR{\/} ........................   IND           103,400      1,848,275         1.2
    BANKS-REGIONAL
  Lloyds TSB Group PLC ......................................   UK            139,000      1,796,273         1.2
    BANKS-REGIONAL
  Old Mutual South Africa Trust PLC .........................   UK            971,000      1,550,571         1.0
    REAL ESTATE INVESTMENT TRUST
  Nichiei Co., Ltd. .........................................   JPN            10,400      1,107,739         0.7
    OTHER FINANCIAL
  Union Bank of Switzerland - Bearer ........................   SWTZ              588        850,237         0.6
    BANKS-MONEY CENTER
  United Overseas Bank Ltd. - Foreign .......................   SING          152,000        844,444         0.6
    BANKS-MONEY CENTER
  PSIL Bangkok Bank Co., Ltd. (Entitlement
   Certificates){\/}{=} .....................................   THAI          249,000        458,160         0.3
    OTHER FINANCIAL
  Kookmin Bank ..............................................   KOR            62,644        330,775         0.2
    BANKS-MONEY CENTER
  Abbey National PLC ........................................   UK             12,644        226,512         0.2
    BANKS-SUPER REGIONAL
  Kokusai Securities Co., Ltd. ..............................   JPN            23,000        160,383         0.1
    INVESTMENT MANAGEMENT
  Bank Inicjatyw Gospodarczych BIG S.A. - GDR{\/} ...........   POL             3,066         46,757          --
    BANKS-REGIONAL
                                                                                        ------------
                                                                                          40,713,208
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                       F2

                        GT GLOBAL WORLDWIDE GROWTH FUND

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (23.2%)
  Federated Department Stores, Inc.-/- ......................   US             82,200   $  3,539,738         2.3
    RETAILERS-APPAREL
  Service Corporation International .........................   US             86,400      3,191,400         2.1
    CONSUMER SERVICES
  CVS Corp. .................................................   US             45,100      2,889,219         1.9
    RETAILERS-OTHER
  EMI Group PLC .............................................   UK            333,000      2,777,734         1.8
    LEISURE & TOURISM
  Woolworths Ltd. ...........................................   AUSL          813,000      2,717,239         1.8
    RETAILERS-OTHER
  Telecom Corporation of New Zealand Ltd. - ADR{\/} .........   NZ             68,000      2,635,000         1.7
    TELEPHONE NETWORKS
  EMAP PLC ..................................................   UK            158,000      2,354,433         1.6
    BROADCASTING & PUBLISHING
  Telecom Italia SpA ........................................   ITLY          308,900      1,977,100         1.3
    TELEPHONE NETWORKS
  Reuters Holdings PLC ......................................   UK            179,000      1,954,598         1.3
    BROADCASTING & PUBLISHING
  Telecomunicacoes Brasileiras S.A. (Telebras) - ADR{\/} ....   BRZL           16,300      1,897,931         1.3
    TELEPHONE NETWORKS
  Koninklijke Ahold N.V. ....................................   NETH           70,359      1,836,026         1.2
    RETAILERS-FOOD
  Telecel - Comunicacaoes Pessoais S.A.-/- ..................   PORT           16,716      1,781,526         1.2
    WIRELESS COMMUNICATIONS
  SPT Telecom-/- ............................................   CZCH           15,100      1,616,328         1.1
    TELEPHONE NETWORKS
  Portugal Telecom S.A. - Registered ........................   PORT           33,450      1,552,516         1.0
    TELEPHONE NETWORKS
  Ezaki Glico Co., Ltd. .....................................   JPN           150,000        968,966         0.6
    RETAILERS-FOOD
  Vodafone Group PLC ........................................   UK            113,586        818,789         0.5
    WIRELESS COMMUNICATIONS
  Telstra Corp. Ltd.-/- .....................................   AUSL          333,100        703,136         0.5
    TELEPHONE NETWORKS
                                                                                        ------------
                                                                                          35,211,679
                                                                                        ------------
Health Care (10.3%)
  Bristol Myers Squibb Co. ..................................   US             37,300      3,529,513         2.3
    PHARMACEUTICALS
  Warner-Lambert Co. ........................................   US             23,800      2,951,200         1.9
    PHARMACEUTICALS
  Roche Holding AG ..........................................   SWTZ              239      2,373,473         1.6
    PHARMACEUTICALS
  Nycomed Amersham PLC ......................................   UK             55,400      2,057,714         1.4
    PHARMACEUTICALS
  Richter Gedeon Rt. - Reg S GDR{c} {\/} ....................   HGRY           15,800      1,815,025         1.2
    PHARMACEUTICALS
  Schering AG ...............................................   GER            16,580      1,599,461         1.1
    PHARMACEUTICALS

    The accompanying notes are an integral part of the financial statements.

                                       F3

                        GT GLOBAL WORLDWIDE GROWTH FUND

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Health Care (Continued)
  Takeda Chemical Industries ................................   JPN            40,000   $  1,140,230         0.8
    PHARMACEUTICALS
  M.L. Laboratories PLC-/- ..................................   UK              1,091          1,478          --
    PHARMACEUTICALS
                                                                                        ------------
                                                                                          15,468,094
                                                                                        ------------
Materials/Basic Industry (8.3%)
  Monsanto Co. ..............................................   US             67,900      2,851,800         1.9
    CHEMICALS
  Hercules, Inc. ............................................   US             54,000      2,703,375         1.8
    CHEMICALS
  Imperial Chemical Industries PLC - ADR{\/} ................   UK             35,300      2,292,294         1.5
    CHEMICALS
  Akzo Nobel N.V. ...........................................   NETH           11,290      1,947,013         1.3
    CHEMICALS
  Kimberly-Clark de Mexico, S.A. de C.V. "A" ................   MEX           285,600      1,398,265         0.9
    PAPER/PACKAGING
  CRH PLC ...................................................   UK            114,500      1,325,493         0.9
    BUILDING MATERIALS & COMPONENTS
                                                                                        ------------
                                                                                          12,518,240
                                                                                        ------------
Energy (6.1%)
  Petroleo Brasileiro S.A. (Petrobras) - ADR{\/} ............   BRZL          138,200      3,299,525         2.2
    GAS PRODUCTION & DISTRIBUTION
  Petroleum Geo-Services ASA-/- .............................   NOR            31,920      2,010,692         1.3
    ENERGY EQUIPMENT & SERVICES
  Shell Transport & Trading Co., PLC ........................   UK            265,000      1,914,614         1.3
    OIL
  Total S.A. "B" ............................................   FR             17,380      1,891,485         1.3
    OIL
                                                                                        ------------
                                                                                           9,116,316
                                                                                        ------------
Technology (5.2%)
  Compaq Computer Corp.-/- ..................................   US             60,000      3,386,250         2.2
    COMPUTERS & PERIPHERALS
  Intel Corp. ...............................................   US             44,500      3,126,125         2.1
    SEMICONDUCTORS
  Texas Instruments, Inc. ...................................   US             31,144      1,401,480         0.9
    SEMICONDUCTORS
                                                                                        ------------
                                                                                           7,913,855
                                                                                        ------------
Capital Goods (4.0%)
  Textron, Inc. .............................................   US             43,800      2,737,500         1.8
    AEROSPACE/DEFENSE
  Alcatel Alsthom Compagnie Generale d'Electricite ..........   FR             15,440      1,962,549         1.3
    TELECOM EQUIPMENT
  Canon, Inc. ...............................................   JPN            60,000      1,397,701         0.9
    OFFICE EQUIPMENT
                                                                                        ------------
                                                                                           6,097,750
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                       F4

                        GT GLOBAL WORLDWIDE GROWTH FUND

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Consumer Durables (3.5%)
  Futuris Corp., Ltd. .......................................   AUSL        2,000,000   $  2,189,068         1.4
    AUTO PARTS
  Ford Motor Co. ............................................   US             36,200      1,762,488         1.2
    AUTOMOBILES
  Bridgestone Corp. .........................................   JPN            65,000      1,409,579         0.9
    AUTO PARTS
                                                                                        ------------
                                                                                           5,361,135
                                                                                        ------------
Consumer Non-Durables (3.4%)
  RJR Nabisco Holdings Corp. ................................   US             73,300      2,748,750         1.8
    TOBACCO
  Asahi Breweries Ltd. ......................................   JPN            95,000      1,383,142         0.9
    BEVERAGES - ALCOHOLIC
  Amway Japan Ltd. ..........................................   JPN            55,400      1,061,303         0.7
    HOUSEHOLD PRODUCTS
                                                                                        ------------
                                                                                           5,193,195
                                                                                        ------------
Multi-Industry/Miscellaneous (1.2%)
  Shanghai Industrial Holdings Ltd. .........................   HK            490,000      1,821,256         1.2
    MULTI-INDUSTRY
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $124,048,794) ................                            139,414,728        92.1
                                                                                        ------------       -----

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated December 31, 1997, with State Street Bank & Co., due
   January 2, 1998, for an effective yield of 5.80%,
   collateralized by $11,755,000 U.S. Treasury Notes, 5.75%
   due 12/31/98 (market value of collateral is $11,766,026,
   including accrued interest). (cost $11,535,000) ..........                             11,535,000         7.6
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $135,583,794)  * ....................                            150,949,728        99.7
Other Assets and Liabilities ................................                                457,079         0.3
                                                                                        ------------       -----

NET ASSETS ..................................................                           $151,406,807       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        {c} Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
        {=} Each share of Entitlement Certificates represents one local share of PSIL Bangkok Bank Co., Ltd.
          * For Federal income tax purposes, cost is $136,039,555 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  21,802,933
                 Unrealized depreciation:            (6,892,760)
                                                  -------------
                 Net unrealized appreciation:     $  14,910,173
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depositary Receipt
    GDR--Global Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

                                       F5

                        GT GLOBAL WORLDWIDE GROWTH FUND

                               December 31, 1997

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at December 31, 1997, was concentrated in the following countries:

                                         PERCENTAGE OF NET ASSETS {D}
                                        ------------------------------
                                                  SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY      & OTHER      TOTAL
--------------------------------------  ------   -------------   -----
Australia (AUSL/AUD) .................    5.2                      5.2
Brazil (BRZL/BRL) ....................    3.5                      3.5
Czech Republic (CZCH/CSK) ............    1.1                      1.1
France (FR/FRF) ......................    2.6                      2.6
Germany (GER/DEM) ....................    1.1                      1.1
Hong Kong (HK/HKD) ...................    2.9                      2.9
Hungary (HGRY/HUF) ...................    1.2                      1.2
India (IND/INR) ......................    1.2                      1.2
Italy (ITLY/ITL) .....................    1.3                      1.3
Japan (JPN/JPY) ......................    5.6                      5.6
Korea (KOR/KRW) ......................    0.2                      0.2
Mexico (MEX/MXN) .....................    0.9                      0.9
Netherlands (NETH/NLG) ...............    3.8                      3.8
New Zealand (NZ/NZD) .................    1.7                      1.7
Norway (NOR/NOK) .....................    1.3                      1.3
Portugal (PORT/PTE) ..................    2.2                      2.2
Singapore (SING/SGD) .................    0.6                      0.6
Sweden (SWDN/SEK) ....................    2.8                      2.8
Switzerland (SWTZ/CHF) ...............    2.2                      2.2
Thailand (THAI/THB) ..................    0.3                      0.3
United Kingdom (UK/GBP) ..............   15.8                     15.8
United States (US/USD) ...............   34.6         7.9         42.5
                                        ------      -----        -----
Total  ...............................   92.1         7.9        100.0
                                        ------      -----        -----
                                        ------      -----        -----

--------------

{d}  Percentages indicated are based on net assets of $151,406,807.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                               DECEMBER 31, 1997

                                            MARKET
                                            VALUE
                                            (U.S.      CONTRACT   DELIVERY APPRECIATION
CONTRACTS TO BUY:                          DOLLARS)      PRICE     DATE    (DEPRECIATION)
----------------------------------------  ----------   ---------  -------  -------------
Deutsche Marks..........................     613,677     1.76130  2/27/98   $   (10,861)
                                          ----------                       -------------
  Total Contracts to Buy (Payable amount
   $624,538)............................     613,677                            (10,861)
                                          ----------                       -------------
THE VALUE OF CONTRACTS TO BUY AS
 PERCENTAGE OF NET ASSETS IS 0.41%


CONTRACTS TO SELL:
----------------------------------------
British Pounds..........................   1,476,511     0.61245  1/20/98   $    (6,991)
British Pounds..........................   1,476,511     0.60002  1/20/98        23,429
Deutsche Marks..........................   1,729,455     1.73540  2/27/98        56,876
French Francs...........................   2,830,938     5.72800   2/6/98       136,939
Japanese Yen............................   2,310,962   118.82300   2/4/98       213,801
Japanese Yen............................   4,318,711   122.20000  2/12/98       263,940
Swiss Francs............................   1,174,569     1.42180  3/19/98        21,099
                                          ----------                       -------------
  Total Contracts to Sell (Receivable
   amount $16,026,750)..................  15,317,657                            709,093
                                          ----------                       -------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 10.12%
  Total Open Forward Foreign Currency
   Contracts, Net.......................                                    $   698,232
                                                                           -------------
                                                                           -------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                       F6

                        GT GLOBAL WORLDWIDE GROWTH FUND

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                               December 31, 1997

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $135,583,794) (Note 1)..........................  $150,949,728
  U.S. currency..................................................................  $      48
  Foreign currencies (cost $1,578,009)...........................................  1,536,226    1,536,274
                                                                                   ---------
  Receivable for Fund shares sold...........................................................    1,036,495
  Receivable for open forward foreign currency contracts, net (Note 1)......................      698,232
  Dividends and dividend withholding tax reclaims receivable................................      221,497
  Receivable for securities sold............................................................      194,078
  Interest receivable.......................................................................        1,858
  Miscellaneous receivable..................................................................          646
                                                                                              -----------
    Total assets............................................................................  154,638,808
                                                                                              -----------
Liabilities:
  Payable for Fund shares repurchased.......................................................    2,788,587
  Payable for investment management and administration fees (Note 2)........................      121,861
  Payable for printing and postage expenses.................................................       96,022
  Payable for transfer agent fees (Note 2)..................................................       89,810
  Payable for service and distribution expenses (Note 2)....................................       67,726
  Payable for professional fees.............................................................       37,204
  Payable for custodian fees................................................................       12,019
  Payable for Trustees' fees and expenses (Note 2)..........................................        6,727
  Payable for registration and filing fees..................................................        5,626
  Payable for fund accounting fees (Note 2).................................................        1,924
  Other accrued expenses....................................................................        4,495
                                                                                              -----------
    Total liabilities.......................................................................    3,232,001
                                                                                              -----------
Net assets..................................................................................  $151,406,807
                                                                                              -----------
                                                                                              -----------
Class A:
Net asset value and redemption price per share ($103,769,443 DIVIDED BY 7,275,753 shares
 outstanding)...............................................................................  $     14.26
                                                                                              -----------
                                                                                              -----------
Maximum offering price per share (100/95.25 of $14.26) *....................................  $     14.97
                                                                                              -----------
                                                                                              -----------
Class B:+
Net asset value and offering price per share ($45,009,871 DIVIDED BY 3,300,587 shares
 outstanding)...............................................................................  $     13.64
                                                                                              -----------
                                                                                              -----------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($2,627,493
 DIVIDED BY 182,671 shares outstanding).....................................................  $     14.38
                                                                                              -----------
                                                                                              -----------
Net assets consist of:
  Paid in capital (Note 4)..................................................................  $133,904,092
  Undistributed net investment income.......................................................       95,296
  Accumulated net realized gain on investments and foreign currency transactions............    1,383,082
  Net unrealized appreciation on translation of assets and liabilities in foreign
   currencies...............................................................................      658,403
  Net unrealized appreciation of investments................................................   15,365,934
                                                                                              -----------
Total -- representing net assets applicable to capital shares outstanding...................  $151,406,807
                                                                                              -----------
                                                                                              -----------

--------------
   * On sales of $50,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                                       F7

                        GT GLOBAL WORLDWIDE GROWTH FUND

                            STATEMENT OF OPERATIONS

                          Year ended December 31, 1997

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Dividend income (net of foreign withholding tax of $275,397)..............................  $ 2,764,013
  Interest income...........................................................................      645,128
                                                                                              -----------
    Total investment income.................................................................    3,409,141
                                                                                              -----------
Expenses:
  Investment management and administration fees (Note 2)....................................    1,619,691
  Service and distribution expenses: (Note 2)
    Class A....................................................................  $   400,318
    Class B....................................................................      496,417      896,735
                                                                                 -----------
  Transfer agent fees (Note 2)..............................................................      455,298
  Custodian fees............................................................................      111,017
  Printing and postage expenses (Note 2)....................................................       63,005
  Registration and filing fees..............................................................       53,920
  Audit fees................................................................................       47,254
  Fund accounting fees......................................................................       41,680
  Legal fees................................................................................       29,476
  Trustees' fees and expenses (Note 2)......................................................       13,218
  Other expenses (Note 1)...................................................................       12,217
                                                                                              -----------
    Total expenses before reductions........................................................    3,343,511
                                                                                              -----------
      Expense reductions (Notes 1 & 5)......................................................     (146,965)
                                                                                              -----------
    Total net expenses......................................................................    3,196,546
                                                                                              -----------
Net investment income.......................................................................      212,595
                                                                                              -----------
Net realized and unrealized gain (loss) on investments and foreign currencies:
  (Note 1)
  Net realized gain on investments.............................................   25,979,995
  Net realized gain on foreign currency transactions...........................    2,164,063
                                                                                 -----------
    Net realized gain during the year.......................................................   28,144,058
  Net change in unrealized appreciation on translation of assets and
   liabilities in foreign currencies...........................................      162,616
  Net change in unrealized appreciation of investments.........................  (11,824,112)
                                                                                 -----------
    Net unrealized depreciation during the year.............................................  (11,661,496)
                                                                                              -----------
Net realized and unrealized gain on investments and foreign currencies......................   16,482,562
                                                                                              -----------
Net increase in net assets resulting from operations........................................  $16,695,157
                                                                                              -----------
                                                                                              -----------

    The accompanying notes are an integral part of the financial statements.

                                       F8

                        GT GLOBAL WORLDWIDE GROWTH FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                              YEAR ENDED     YEAR ENDED
                                                                             DECEMBER 31,   DECEMBER 31,
                                                                                 1997           1996
                                                                             -------------  -------------
Decrease in net assets
Operations:
  Net investment income (loss).............................................   $   212,595    $   (81,643)
  Net realized gain on investments and foreign currency transactions.......    28,144,058     21,499,978
  Net change in unrealized appreciation (depreciation) on translation of
   assets and liabilities in foreign currencies............................       162,616        111,081
  Net change in unrealized appreciation (depreciation) of investments......   (11,824,112)    (1,481,639)
                                                                             -------------  -------------
    Net increase in net assets resulting from operations...................    16,695,157     20,047,777
                                                                             -------------  -------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income...............................................      (109,138)            --
  From net realized gain on investments....................................   (22,666,381)   (13,087,564)
Class B:
Distributions to shareholders: (Note 1)
  From net realized gain on investments....................................   (10,444,406)    (5,727,628)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income...............................................        (8,161)            --
  From net realized gain on investments....................................      (358,231)      (175,598)
                                                                             -------------  -------------
    Total distributions....................................................   (33,586,317)   (18,990,790)
                                                                             -------------  -------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested.........................   243,618,368    290,210,249
  Decrease from capital shares repurchased.................................  (256,140,244)  (314,217,462)
                                                                             -------------  -------------
    Net decrease from capital share transactions...........................   (12,521,876)   (24,007,213)
                                                                             -------------  -------------
Total decrease in net assets...............................................   (29,413,036)   (22,950,226)
Net assets:
  Beginning of year........................................................   180,819,843    203,770,069
                                                                             -------------  -------------
  End of year *............................................................   $151,406,807   $180,819,843
                                                                             -------------  -------------
                                                                             -------------  -------------
 * Includes undistributed net investment income of.........................   $    95,296    $        --
                                                                             -------------  -------------
                                                                             -------------  -------------

    The accompanying notes are an integral part of the financial statements.

                                       F9

                        GT GLOBAL WORLDWIDE GROWTH FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                                   CLASS A+
                                          ----------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31,
                                          ----------------------------------------------------------
                                             1997      1996 (D)    1995 (D)      1994      1993 (D)
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   16.71   $   16.82   $   15.53   $   17.47   $   14.47
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........       0.05        0.03          --          --        0.04
  Net realized and unrealized gain
   (loss) on investments................       1.55        1.79        1.74       (1.16)       3.92
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       1.60        1.82        1.74       (1.16)       3.96
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............      (0.02)         --          --          --          --
  From net realized gain on
   investments..........................      (4.03)      (1.93)      (0.45)      (0.78)      (0.96)
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (4.05)      (1.93)      (0.45)      (0.78)      (0.96)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $   14.26   $   16.71   $   16.82   $   15.53   $   17.47
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............      10.00%      10.92%      11.23%      (6.65)%      27.6%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 103,769   $ 125,556   $ 145,982   $ 182,467   $ 193,997
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................       0.32%       0.14%      (0.06)%     (0.01)%       0.9%
  Without expense reductions............       0.23%       0.06%      (0.12)%     (0.04)%       N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.73%       1.72%       1.87%       1.81%        1.9%
  Without expense reductions............       1.82%       1.80%       1.93%       1.84%        N/A
Portfolio turnover rate++++.............         92%         80%        113%         86%         92%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0288   $  0.0263         N/A         N/A         N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F10

                        GT GLOBAL WORLDWIDE GROWTH FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                    CLASS B++
                                          -------------------------------------------------------------
                                                                                          APRIL 1, 1993
                                                     YEAR ENDED DECEMBER 31,                   TO
                                          ----------------------------------------------  DECEMBER 31,
                                             1997      1996 (D)    1995 (D)      1994       1993 (D)
                                          ----------  ----------  ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   16.23   $   16.50   $   15.34   $   17.39     $   15.67
                                          ----------  ----------  ----------  ----------  -------------
Income from investment operations:
  Net investment income (loss)..........      (0.05)      (0.09)      (0.12)      (0.11)        (0.04)
  Net realized and unrealized gain
   (loss) on investments................       1.49        1.75        1.73       (1.16)         2.72
                                          ----------  ----------  ----------  ----------  -------------
    Net increase (decrease) from
     investment operations..............       1.44        1.66        1.61       (1.27)         2.68
                                          ----------  ----------  ----------  ----------  -------------
Distributions to shareholders:
  From net investment income............         --          --          --          --            --
  From net realized gain on
   investments..........................      (4.03)      (1.93)      (0.45)      (0.78)        (0.96)
                                          ----------  ----------  ----------  ----------  -------------
    Total distributions.................      (4.03)      (1.93)      (0.45)      (0.78)        (0.96)
                                          ----------  ----------  ----------  ----------  -------------
Net asset value, end of period..........  $   13.64   $   16.23   $   16.50   $   15.34     $   17.39
                                          ----------  ----------  ----------  ----------  -------------
                                          ----------  ----------  ----------  ----------  -------------

Total investment return (c).............       9.22%      10.16%      10.52%      (7.32)%        17.3%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  45,010   $  52,809   $  56,095   $  52,567     $  20,592
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................      (0.33)%     (0.51)%     (0.71)%     (0.66)%        (0.4)%(a)
  Without expense reductions............      (0.42)%     (0.59)%     (0.77)%     (0.69)%         N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       2.38%       2.37%       2.52%       2.46%          2.5%(a)
  Without expense reductions............       2.47%       2.45%       2.58%       2.49%          N/A
Portfolio turnover rate++++.............         92%         80%        113%         86%           92%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0288   $  0.0263         N/A         N/A           N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F11

                        GT GLOBAL WORLDWIDE GROWTH FUND

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                       ADVISOR CLASS+++
                                          -------------------------------------------
                                                                        JUNE 1, 1995
                                            YEAR ENDED DECEMBER 31,          TO
                                          ----------------------------  DECEMBER 31,
                                              1997         1996 (D)       1995 (D)
                                          -------------  -------------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   16.81      $   16.86      $   15.26
                                          -------------  -------------  -------------
Income from investment operations:
  Net investment income (loss)..........         0.12           0.09           0.03
  Net realized and unrealized gain
   (loss) on investments................         1.57           1.79           2.02
                                          -------------  -------------  -------------
    Net increase (decrease) from
     investment operations..............         1.69           1.88           2.05
                                          -------------  -------------  -------------
Distributions to shareholders:
  From net investment income............        (0.09)            --             --
  From net realized gain on
   investments..........................        (4.03)         (1.93)         (0.45)
                                          -------------  -------------  -------------
    Total distributions.................        (4.12)         (1.93)         (0.45)
                                          -------------  -------------  -------------
Net asset value, end of period..........    $   14.38      $   16.81      $   16.86
                                          -------------  -------------  -------------
                                          -------------  -------------  -------------

Total investment return (c).............        10.43%         11.31%         13.46%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $   2,627      $   2,455      $   1,693
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................         0.67%          0.49%          0.29%(a)
  Without expense reductions............         0.58%          0.41%          0.23%(a)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................         1.38%          1.37%          1.52%(a)
  Without expense reductions............         1.47%          1.45%          1.58%(a)
Portfolio turnover rate++++.............           92%            80%           113%
Average commission rate per share paid
 on portfolio transactions++++..........    $  0.0288      $  0.0263            N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F12

                        GT GLOBAL WORLDWIDE GROWTH FUND

                                    NOTES TO
                              FINANCIAL STATEMENTS
                               December 31, 1997

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global Worldwide Growth Fund ("Fund"), is a separate series of GT Global Growth Series ("Company"). The Company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company. The Company has eight series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of Fund shares and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by Chancellor LGT Asset Management, Inc. (the "Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and asked prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued to amortized cost, adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Trustees.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains and losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, U.S. government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss

                                      F13

                        GT GLOBAL WORLDWIDE GROWTH FUND

equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counter party is unable to meet the terms of a contract or if the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently market-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of on over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying security, and, for a put, requires the Fund to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other then normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At December 31, 1997, stocks with an aggregate value of approximately $12,659,388 were on loan to brokers. The loans were secured by cash collateral of $13,106,152, received by the Fund. Cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For the year ended December 31, 1997, the Fund received securities lending fees of $137,889 which were used to reduce the Fund's custodian and administrative expenses.

(I) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, or excise tax on income and capital gains.

                                      F14

                        GT GLOBAL WORLDWIDE GROWTH FUND

(J) DISTRIBUTION TO SHAREHOLDERS
Distribution to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets, and the prices of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(L) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(M) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) LINE OF CREDIT
The Fund, along with certain other funds ("GT Funds") advised and/or administered by the Manager, has a line of credit with the BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Fund and GT Funds to borrow an aggregate maximum amount of $250,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of the Fund's total assets.

For the year ended December 31, 1997, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) was $2,000,000 with a weighted average interest rate of 6.44%. Interest expense for the year ended December 31, 1997 was $1,431, included in "Other Expenses" on the Statement of Operations.

2. RELATED PARTIES
Chancellor LGT Asset Management, Inc. is the Fund's investment manager and administrator. The Fund pays investment management and administration fees at the following annualized rates: 0.975% on the first $500 million of the average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended December 31, 1997, GT Global retained $8,456 of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected CDSCs in the amount of $3,645 for the year ended December 31, 1997. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSC's, in accordance with the Fund's current prospectus. During the year ended December 31, 1997, GT Global collected CDSC's in the amount of $272,024. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Trustees has adopted separate distribution plans with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which the Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for its expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Fund's Class B Plan, the Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

                                      F15

                        GT GLOBAL WORLDWIDE GROWTH FUND

The Manager and GT Global have voluntarily undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary items) to the maximum annual level of 2.25%, 2.90%, and 1.90% of the average daily net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

Effective January 1, 1998, the Manager and GT Global have undertaken to limit the Fund's Expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the annual rate of 2.00%, 2.65%, and 1.65% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. This undertaking may be changed or eliminated in the future.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

The Company pays each of its Trustees who is not an employee, officer or director of GT Capital, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee.
3. PURCHASES AND SALES OF SECURITIES
For the year ended December 31, 1997, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term investments, aggregated $138,743,808 and $176,373,627, respectively. There were no purchases or sales of U.S. government obligations by the Fund during the year.
4. CAPITAL SHARES
At December 31, 1997, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Fund were as follows:
                           CAPITAL SHARE TRANSACTIONS

                                                                          YEAR ENDED                YEAR ENDED
                                                                      DECEMBER 31, 1997         DECEMBER 31, 1996
                                                                   ------------------------  ------------------------
CLASS A                                                              SHARES       AMOUNT       SHARES       AMOUNT
-----------------------------------------------------------------  ----------  ------------  ----------  ------------
Shares sold......................................................   9,536,130  $163,326,296  14,357,786  $250,471,583
Shares issued in connection with reinvestment of distributions...   1,372,411    19,227,529     670,053    11,082,654
                                                                   ----------  ------------  ----------  ------------
                                                                   10,908,541   182,553,825  15,027,839   261,554,237
Shares repurchased...............................................  (11,147,719) (193,303,890) (16,192,391) (283,412,820)
                                                                   ----------  ------------  ----------  ------------
Net decrease.....................................................    (239,178) $(10,750,065) (1,164,552) $(21,858,583)
                                                                   ----------  ------------  ----------  ------------
                                                                   ----------  ------------  ----------  ------------
                                                                          YEAR ENDED                YEAR ENDED
                                                                      DECEMBER 31, 1997         DECEMBER 31, 1996
                                                                   ------------------------  ------------------------
CLASS B                                                              SHARES       AMOUNT       SHARES       AMOUNT
-----------------------------------------------------------------  ----------  ------------  ----------  ------------
Shares sold......................................................   1,034,341  $ 17,020,574     854,412  $ 14,531,361
Shares issued in connection with reinvestment of distributions...     688,809     9,238,884     308,538     4,961,416
                                                                   ----------  ------------  ----------  ------------
                                                                    1,723,150    26,259,458   1,162,950    19,492,777
Shares repurchased...............................................  (1,675,941)  (28,047,548) (1,309,880)  (22,330,821)
                                                                   ----------  ------------  ----------  ------------
Net increase (decrease)..........................................      47,209  $ (1,788,090)   (146,930) $ (2,838,044)
                                                                   ----------  ------------  ----------  ------------
                                                                   ----------  ------------  ----------  ------------

                                                                          YEAR ENDED                YEAR ENDED
                                                                      DECEMBER 31, 1997         DECEMBER 31, 1996
                                                                   ------------------------  ------------------------
ADVISOR CLASS                                                        SHARES       AMOUNT       SHARES       AMOUNT
-----------------------------------------------------------------  ----------  ------------  ----------  ------------
Shares sold......................................................   1,924,783  $ 34,438,694     521,049  $  8,987,637
Shares issued in connection with reinvestment of distributions...      25,931       366,391      10,546       175,598
                                                                   ----------  ------------  ----------  ------------
                                                                    1,950,714    34,805,085     531,595     9,163,235
Shares repurchased...............................................  (1,914,043)  (34,788,806)   (485,979)   (8,473,821)
                                                                   ----------  ------------  ----------  ------------
Net increase.....................................................      36,671  $     16,279      45,616  $    689,414
                                                                   ----------  ------------  ----------  ------------
                                                                   ----------  ------------  ----------  ------------

                                      F16

                        GT GLOBAL WORLDWIDE GROWTH FUND

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who paid a portion of the Fund's expenses. For the year ended December 31, 1997, the Fund's expenses were reduced by $9,076 under these arrangements.

6. SUBSEQUENT EVENT
On January 30, 1998, Liechtenstein Global Trust ("LGT") and AMVESCAP PLC ("AMVESCAP") entered into an agreement by which AMVESCAP will acquire LGT's Asset Management Division, including Chancellor LGT Asset Management, Inc. AMVESCAP is the holding company of the AIM and INVESCO asset management businesses.

--------------
FEDERAL TAX INFORMATION (UNAUDITED):

For its fiscal year ended December 31, 1997, the total amount of income received by the Fund from sources within foreign countries and possessions of the United States was approximately $.2723 per share (representing an approximate total of $2,266,869). The total amount of taxes paid by the Fund to such countries was approximately $.0331 per share (representing an approximate total of $275,397).

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $22,856,473 as a capital gain dividend for the fiscal year ended December 31, 1997.

Pursuant to Section 854 of the Internal Revenue Code, the Fund designates 5.14% of ordinary income dividends paid (including short-term capital gain distributions, if any) by the Fund as income qualifying for the dividends received deduction for corporations for the fiscal year ended December 31, 1997.

                                      F17

                        GT GLOBAL WORLDWIDE GROWTH FUND

                                     NOTES

--------------------------------------------------------------------------------

                        GT GLOBAL WORLDWIDE GROWTH FUND

                                GT GLOBAL FUNDS

  GT GLOBAL OFFERS A BROAD RANGE OF FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE GT GLOBAL FUNDS, PLEASE CONTACT YOUR INVESTMENT ADVISOR OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION, INCLUDING CHARGES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING. INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL NEW DIMENSION FUND
Captures global growth opportunities by investing directly in the six GT Global Theme Funds

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

GT GLOBAL DEVELOPING MARKETS FUND
Invests in debt and equity securities of developing market issuers

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
Focuses on worldwide opportunities from the demand for consumer products and services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies

GT GLOBAL AMERICA MID CAP GROWTH FUND
Concentrates on medium-sized companies in the U.S.

GT GLOBAL AMERICA VALUE FUND
Focuses on equity securities of U.S. companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government securities

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Earns monthly income from global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in debt securities in emerging markets

GT GLOBAL FLOATING RATE FUND, INC.
Invests primarily in senior secured floating rate loans with the potential to achieve a high level of current income

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high-quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

                                     [LOGO]

      THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

          [LOGO]

          GT Global, Inc.
          Fifty California Street
          27th Floor
          San Francisco, California
          94111-4624

                                     DATED MATERIAL
                                     PLEASE EXPEDITE

                                                 GT Global Worldwide Growth Fund
          WORAR802021M

                                  APPENDIX VII

                                                                      [LOGO]

                                                                             / /
                                                                   AIM WORLDWIDE
                                                                     GROWTH FUND
                                                              FORMERLY GT GLOBAL
                                                           WORLDWIDE GROWTH FUND

                                                                             / /
                                                               SEMIANNUAL REPORT
                                                                   JUNE 30, 1998

                                                                     INVEST WITH
                                                                  DISCIPLINE-SM-

TABLE
OF CONTENTS

Message from the
Chairman.............          1

Report from the Fund
Managers and Key
Portfolio Holdings...          2

Financial
Statements...........         F1

Views  of the  Fund's management
described in this report are  as
of  the date  written. Portfolio
holdings and allocations are  as
of   June   30,   1998,   unless
otherwise  noted.  These  views,
portfolio holdings and
allocations   may  have  changed
subsequently.

Message from the Chairman

Dear Fellow Shareholder,

We are pleased to send you this semiannual report. In the time since you received your last report, there have been a few changes. Your Fund is now a part of The AIM Family of Funds-Registered Trademark- and has adopted the AIM name. Thanks to a vote of approval by GT Global shareholders, A I M Advisors, Inc., became the new investment advisor to GT Global Funds, effective May 29, 1998.

We believe you'll enjoy many advantages as a member of The AIM Family of Funds-Registered Trademark-. You'll have access to a greater variety of investment choices, and you'll benefit from AIM's commitment to excellence in shareholder service. Most of all, you'll be part of an expanded fund family that is one of the largest and most respected in the industry. A complete list of Funds included in the AIM family can be found inside the back cover of this report. If you would like more information on any of these Funds, we suggest you talk with your financial consultant to discuss their suitability for your investment objectives, risk tolerance, and asset allocation.

Though the Funds are wearing a new name, your investments will continue to seek their stated objectives and receive expert, professional management. In the report that follows, you'll find commentary from managers you know, with the depth of coverage you've come to expect.

Effective September 8, GT Global accounts will be fully integrated into the AIM Family of Funds-Registered Trademark-. For account information, service, and transactions, you will contact AIM's Client Services Department at 800-959-4246. Account information is also available on the AIM website at www.aimfunds.com or on our automated AIM Investor Line at 800-246-5463.

Thank you for your past support of GT Global Funds. AIM is looking forward to continuing a satisfying relationship with you and helping you reach your financial goals.

Sincerely,

/s/ Charles T. Bauer

Charles T. Bauer
Chairman
The AIM Family of Funds-Registered Trademark

AIM Worldwide Growth Fund
Performance Summary

[Graphic]

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital by investing primarily in equity securities of companies in markets around the world.

EDGAR REPRESENTATION OF PLOT POINTS USED IN PRINTED GRAPHICS


          AIM Global Worldwide         MSCI World
          Growth Fund Class A            Index
6/09/87     $ 9525                      $10000
              9886.95                     9718.05
             10448.9                      9913.93
             10896.6                     10501.7
             11058.5                     10320.5
              7858.12                     8569.81
              7762.88                     8363.01
              8420.1                      8726.96
              8524.88                     8941.58
              9058.27                     9462.19
              9086.85                     9749.67
              9458.33                     9874.44
              9315.45                     9678.91
              9401.17                     9667.25
              9439.27                     9850.79
              8943.98                     9311.34
              9010.65                     9708.1
              9391.65                    10356
              9610.73                    10718.4
              9793.71                    10817.1
             10361.3                     11210.3
             10419                       11141.6
             10717.3                     11072
             11179.1                     11329.4
             11304.1                     11053.4
             11207.9                     10930.6
             12044.9                     12167.6
             12266.2                     11875
             12564.4                     12212.2
             12044.9                     11806.9
             12516.3                     12280.3
             13475.1                     12677
             13099.4                     12087
             12862.1                     11570.7
             12970.9                     10873.9
             12644.6                     10719.2
             13722.2                     11850
             13840.9                     11767.5
             14246.2                     11876.7
             12624.9                     10767
             11458.3                      9633.69
             11863.6                     10535
             11833.9                     10364
             11786.1                     10583
             12134.8                     10972.1
             12971.7                     11989.8
             13230.7                     11638.3
             13230.7                     11731.2
             13768.7                     11999
             13141.1                     11260.2
             13888.3                     11793.9
             13958                       11758.4
             13997.9                     12068.8
             14087.5                     12266.6
             13420                       11734.1
             14173.5                     12590.4
             14223.9                     12359.4
             14616.8                     12148.2
             14304.5                     11578
             14576.5                     11741.4
             15029.8                     12210.6
             14566.4                     11803.8
             14415.3                     11836.1
             14133.3                     12126.1
             13720.2                     12017.2
             14032.5                     11693.9
             14274.3                     11905.3
12/31/97     14637.1                     12003.7
             14970.9                     12046
             15031.6                     12333.6
             15790.3                     13050.9
             15881.3                     13658.1
             16488.2                     13975.2
             16306.2                     13860.2
             16720.9                     14147.9
             17671.8                     14798.8
             17621.2                     14527.7
             18086.5                     14930.4
             17236.8                     14088.2
             18671.8                     14780
             19601.6                     15757.3
             18896.2                     15555.9
             17774                       14887.8
             18116                       15350.7
             18019.8                     15392.8
             17667.1                     15352.8
             18126.7                     15647.4
             19024.5                     16121.3
             18564.9                     15700.5
             18629                       16150
             17870.2                     15452.4
             17429.8                     15605
             16285                       15373.6
             16116.7                     15600.7
             16228.9                     16355.8
             16958.4                     16929.1
             17126.8                     17077.1
             17732.9                     17075.2
             18877.6                     17932.9
             18877.6                     17536.6
             19416.4                     18050.8
             19023.5                     17769.9
             19203.1                     18390.3
             19387.5                     18931.4
             19687.2                     19277.3
             19583.5                     19398.2
             19929.3                     19724.5
             20275.1                     20191.9
             20194.4                     20213
             20252                       20318.8
             19468.2                     19604.5
             20056.1                     19833.5
             20494.1                     20613.8
             20551.7                     20761.4
             21358.6                     21928.5
             21505.5                     21581.1
             21685.7                     21844.8
             21209.5                     22099.8
             21068                       21666.5
             21479.8                     22378.5
             22496.5                     23763.8
             23217.2                     24952.8
             24877.5                     26105.9
             23822.1                     24363.3
             25250.7                     25690.8
             23243                       24342.5
             23062.8                     24777.2
             23656.9                     25083
             23789.7                     25786
             25813.6                     27534.4
             26659.7                     28701.3
             27008.1                     28986.1
             26195.2                     28627.1
6/30/98      26241                       29285


The chart above shows the performance of AIM Worldwide Growth Fund Class A shares since the Fund's inception, versus the MSCI World Index. This represents a cumulative return of 162.41% and an average annual total return of 9.12% for the Fund. The chart assumes a hypothetical $10,000 initial investment in the Fund's Class A shares and reflects all Fund expenses and the maximum 5.50% sales charge. A $10,000 investment in the Fund's Class B shares at inception on April 1, 1993, would have been valued at $16,012 on June 30, 1998. This figure reflects all Fund expenses and the applicable contingent deferred sales charge (5% in the first year, decreasing to 0% at the beginning of the seventh year), assuming complete redemption at the end of the period. A $10,000 investment in Advisor Class shares at inception on June 1, 1995, would have been worth $15,424 on June 30, 1998.

AVERAGE ANNUAL TOTAL RETURNS % (1)
JUNE 30, 1998


SHARE CLASS           WITHOUT SALES CHARGE(2)          WITH SALES CHARGE
                   1-YEAR  5-YEAR  10-YEAR  LOF    1-YEAR  5-YEAR  10-YEAR  LOF
CLASS A(3)          13.90   10.15   10.90   9.67    7.63    8.91    10.27  9.12
CLASS B(3)          13.08    9.41    N/A    9.51    8.73    9.15     N/A   9.39
ADVISOR CLASS(4)    14.33    N/A     N/A   15.11     N/A     N/A     N/A    N/A



HISTORICAL PERFORMANCE(2)
ANNUAL TOTAL RETURNS % (LAST 10 YEARS)


          1988   1989   1990   1991   1992     1993    1994   1995   1996   1997
CLASS A   16.31  37.59 -12.53  20.26  3.27   27.56    -6.65   11.23  10.92  10.00
CLASS B    N/A    N/A    N/A    N/A    N/A   17.29(3) -7.32   10.52  10.16   9.22


(1) Figures assume reinvestment of all dividends and capital gains distributions at net asset value.

(2) Performance data do not reflect the maximum 5.50% sales charge and the contingent deferred sales charge for Class A and Class B shares, respectively, which, if included, would have reduced performance quoted.

(3) The Fund began (Class A shares) operations on June 9, 1987; Class B shares commenced on April 1, 1993.

(4) The Fund began offering Advisor Class shares on June 1, 1995. Advisor Class shares are not sold directly to the general public. They are only available through certain employee benefit plans, financial institutions and other entities that have entered into specific agreements with the Fund's distributor. Please see the Fund's prospectus for more complete information.

The above data represent past performance of the Fund's shares, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

From time to time, the Fund's investment advisor may waive some fees and/or reimburse some expenses, without which performance would be lower. Waivers and reimbursements are subject to change.

INTERVIEW WITH PORTFOLIO MANAGEMENT TEAM

Q  HOW DID THE FUND PERFORM?

A The world's financial markets have been severely tested in recent months by the barrage of negative news from Asia, with Japan's weakening economy producing heightened investor concerns throughout the region. Nonetheless, in an impressive showing, stock prices in Europe continued to climb to record highs, supported by a positive macroeconomic background. The robust nature of European stock markets and the protracted bull market in the U.S. have been the key positives in global investing so far in 1998.

In a mixed global environment, the Fund's Class A shares returned 11.78% over the six-month period ended June 30, 1998. Total return for Class B shares for the same period was 11.45%. The Morgan Stanley Capital International (MSCI) World Index5 returned 16.64% over the same period.

Over the six-month period, the Fund's underweighted positions in France and Germany, and lack of holdings in Spain, caused the Fund to trail the index. Stock selection in Italy also contributed to relative underperformance. In particular, the Fund's position in Telecom Italia underperformed the market as a result of concerns over a transition in management. Additionally, the Fund had a small exposure to India--a market not represented in the index. Although the Fund held only the stock of one company, a severe decline in its share price impacted Fund performance.

Q  WHAT'S DRIVING EUROPEAN MARKETS?

A The Fund continues to benefit from a number of factors fueling European markets. While European economies are steaming ahead, European corporations have embraced the challenge of becoming more globally competitive. Corporations are trimming down, becoming more efficient, and focusing on ways to add value to shareholders. The deep structural changes these corporations are making have spurred corporate profitability and earnings growth. Consolidation through mergers and acquisitions has also been very widespread. Many companies are looking farther ahead to when monetary union will be more established. The rewards to companies that can consolidate their positions and dominate a market across Europe are potentially far higher than for those that only maintain their local franchises.

Overall, a new European culture that favors investing is also contributing to the market surge. Historically bank savers, Europeans are now turning to equities, helping markets become broader, larger, and more liquid.


Q  DID YOU IMPLEMENT ANY CHANGES IN THE PORTFOLIO DURING THE SIX-MONTH
   PERIOD?

A Our investment strategy remains essentially unchanged. In an environment of disinflation, we are looking for companies with the ability to maintain prices and margins in the face of relentless competition. This approach leads us to prefer world-class companies in the UK, where we find media and financial services stocks attractive.

Despite recent weakness, we are also bullish on the outlook for the stock markets of Australia and New Zealand, and slightly increased our allocation to this region over the period. We believe corporate profits are set to recover at a time when equity valuations are relatively attractive. We are, however, avoiding stocks exposed to softness in commodity prices.

While we continue to hold particular world-class stocks in continental Europe (especially in media, telecommunications, pharmaceuticals and service industries such as management consulting), we have been reducing our weighting to this region. After a very strong bull run, valuations appear to now discount the cyclical upturn in earnings. We are also concerned that many European bond markets are vulnerable to any setback in European Economic and Monetary Union (EMU).

Our exposure to the U.S. remained constant at about 42%. Steady U.S. economic growth provided a basis for continued gains in corporate earnings during the first half of 1998. Additionally, the long-term downward trend in interest rates created a favorable environment for continuing economic growth and may lead to further expansion in the earnings multiples investors are willing to pay. Against this background,

                                                                  CONTINUED P.4


(5) The MSCI World Index is a market value-weighted average of the performance of 1,571 securities listed on major world stock exchanges--the U.S., Europe, Canada, Australia, New Zealand and the Far East. It includes the effect of reinvested dividends and is measured in U.S. dollars. Indices are unmanaged, not available for direct investment and do not include the effects of sales charges and professional management fees.

INTERVIEW WITH PORTFOLIO MANAGEMENT TEAM CONTINUED

the Fund's holdings produced favorable returns, with Chase Manhattan Corp., Ford Motor Co. and Warner-Lambert among the notable performers.

The Fund continues to maintain minimal exposure to Japan, where we feel the government has not done nearly enough to restore the country's banking system, economy and property market to health. We also remain pessimistic about the outlook for the East Asian newly industrializing countries. However, we have found selective opportunities in emerging markets elsewhere.

Q RELATIVE TO THE INDEX, HOW HAS THE FUND'S UNDERWEIGHTING IN JAPAN CONTRIBUTED TO PERFORMANCE?

A The Fund has continued to benefit from its underweighted position in Japan. With the Japanese banking system in disarray, we firmly believe, as we have for some time, that political leaders need to shut down insolvent banks and further address the tremendous number of bad loans. Moreover, the failure of Japanese banks to provide the necessary amount of capital to get the economy going has contributed to weakness.

Additionally, we believe the government should increase the money supply and cut income and corporate taxes to stimulate domestic demand. Due to the lack of confidence in their economy and financial institutions, many Japanese are hoarding cash instead of spending it.

In this economic environment we continue to believe four kinds of stocks may grow: those that can take advantage of major trends, such as the graying of Japan; beneficiaries of the yen's long-term weakness; companies entering new markets; and businesses that can maintain pricing power. Within this framework, we have identified such companies as Canon, Inc., Asahi Breweries and Takeda Chemical Industries, a leading pharmaceutical manufacturer.

Q  WHAT ARE YOUR EXPECTATIONS FOR THE FUND OVER THE REMAINDER OF THE YEAR?

A In general, we expect to continue focusing on high-quality companies that provide broad portfolio diversification, with a goal of achieving predictable and consistent returns.

More specifically, we believe the Fund is well positioned to take advantage of opportunities in the European marketplace during the rest of this year, where consolidation and restructuring will continue to be the key themes. Most European companies have a long way to go before they can provide the kind of returns investors expect from U.S. companies, but many companies are committed to streamlining operations and improving profitability. We predict inflation will remain subdued and European economies will strengthen. Long term, we will be watching EMU to see how markets are affected.

In the U.S., we remain cautiously optimistic. It is difficult to imagine, given the current economic background, that interest rates will move. Inflation seems likely to remain contained as global competition and lower energy costs offset the inflationary potential of tight labor markets. The Federal Reserve Board has left rates unchanged for more than a year.

The Fund is likely to remain conservatively positioned in Asia, with an underweighted position in Japan and limited exposure to the rest of the region. Given the severity of Asia's problems, we expect markets there to remain volatile.

In Latin America, we sold off our small position in Mexico, while continuing to maintain an exposure to Brazil where our current stock selection concentrates on privatization plays. These companies tend to be less exposed to the economy, which has been sluggish recently, yet are positively affected by progress on political reform and privatization. We believe these stocks should also benefit from any further recovery in sentiment toward the country.

SECTOR ALLOCATION OF NET ASSETS %
JUNE 30, 1998

   Finance                      32.8
   Services                     24.1
   Health Care                  10.1
   Materials/Basic Industry      7.0
   Technology                    5.1
   Consumer Durables             4.6
   Consumer Non-Durables         4.4
   Capital Goods                 3.8
   Energy                        3.3
   Multi-Industry/Misc.          0.6
   Short Term & Other            4.2


A complete listing of holdings and allocations may be found in the Investment Portfolio section of this report.

AIM WORLDWIDE
GROWTH FUND
(FORMERLY
GT GLOBAL
WORLDWIDE
GROWTH FUND)

FINANCIAL
STATEMENTS

                           AIM WORLDWIDE GROWTH FUND
                   (FORMERLY GT GLOBAL WORLDWIDE GROWTH FUND)

                            PORTFOLIO OF INVESTMENTS

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (32.8%)
  SLM Holding Corp. .........................................   US             92,000   $  4,508,001         3.2
    OTHER FINANCIAL
  Chase Manhattan Corp. .....................................   US             55,600      4,197,797         3.0
    BANKS-MONEY CENTER
  Citicorp ..................................................   US             26,200      3,910,350         2.8
    BANKS-MONEY CENTER
  Travelers Group, Inc. .....................................   US             58,400      3,540,500         2.6
    INSURANCE - MULTI-LINE
  ING Groep N.V. ............................................   NETH           39,487      2,587,401         1.9
    BANKS-MONEY CENTER
  Royal & Sun Alliance Insurance Group PLC ..................   UK            235,000      2,430,832         1.8
    INSURANCE - MULTI-LINE
  UBS AG - Registered-/- ....................................   SWTZ            6,521      2,426,573         1.7
    BANKS-MONEY CENTER
  Australia & New Zealand Banking Group Ltd. ................   AUSL          350,000      2,420,837         1.7
    BANKS-REGIONAL
  Nordbanken Holding AB .....................................   SWDN          325,006      2,385,403         1.7
    BANKS-REGIONAL
  Schroders PLC .............................................   UK             84,000      2,168,375         1.6
    BANKS-MONEY CENTER
  Abbey National PLC ........................................   UK            117,000      2,080,564         1.5
    BANKS-SUPER REGIONAL
  Lloyds TSB Group PLC ......................................   UK            139,000      1,946,093         1.4
    BANKS-REGIONAL
  ForeningsSparbanken AB ....................................   SWDN           59,720      1,798,231         1.3
    BANKS-REGIONAL
  Royal Bank of Canada ......................................   CAN            27,200      1,635,659         1.2
    BANKS-REGIONAL
  Bank Hapoalim Ltd.-/- .....................................   ISRL          437,400      1,324,623         1.0
    BANKS-REGIONAL
  HSBC Holdings PLC .........................................   HK             51,496      1,259,567         0.9
    BANKS-MONEY CENTER
  Old Mutual South Africa Trust PLC .........................   UK            661,500      1,253,636         0.9
    REAL ESTATE INVESTMENT TRUST
  State Bank of India Ltd. - Reg. S GDR-/- {c} {\/} .........   IND           104,140      1,228,852         0.9
    BANKS-REGIONAL
  Kokusai Securities Co., Ltd. ..............................   JPN           103,000      1,020,540         0.7
    SECURITIES BROKER
  Nichiei Co., Ltd. .........................................   JPN             9,900        675,895         0.5
    OTHER FINANCIAL
  United Overseas Bank Ltd. - Foreign .......................   SING          152,000        472,609         0.3
    BANKS-MONEY CENTER
  Kookmin Bank-/- ...........................................   KOR            73,781        274,659         0.2
    BANKS-MONEY CENTER
                                                                                        ------------
                                                                                          45,546,997
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                       F1

                           AIM WORLDWIDE GROWTH FUND
                   (FORMERLY GT GLOBAL WORLDWIDE GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (24.1%)
  Federated Department Stores, Inc.-/- ......................   US             67,900   $  3,653,869         2.6
    RETAILERS-APPAREL
  Service Corporation International .........................   US             71,400      3,061,275         2.2
    CONSUMER SERVICES
  EMI Group PLC .............................................   UK            333,000      2,913,541         2.1
    LEISURE & TOURISM
  CVS Corp. .................................................   US             74,800      2,912,525         2.1
    RETAILERS-OTHER
  Woolworths Ltd. ...........................................   AUSL          813,000      2,650,099         1.9
    RETAILERS-OTHER
  EMAP PLC ..................................................   UK            118,000      2,387,978         1.7
    BROADCASTING & PUBLISHING
  Telecom Italia SpA ........................................   ITLY          321,900      2,353,629         1.7
    TELEPHONE NETWORKS
  Vodafone Group PLC ........................................   UK            182,000      2,311,087         1.7
    WIRELESS COMMUNICATIONS
  Telecom Corporation of New Zealand Ltd. - ADR{\/} .........   NZ             68,000      2,227,000         1.6
    TELEPHONE NETWORKS
  Koninklijke Ahold N.V. ....................................   NETH           56,959      1,829,704         1.3
    RETAILERS-FOOD
  Reuters Group PLC .........................................   UK            155,133      1,774,355         1.3
    BROADCASTING & PUBLISHING
  Telecel - Comunicacaoes Pessoais S.A. .....................   PORT            9,661      1,716,953         1.2
    WIRELESS COMMUNICATIONS
  SPT Telecom-/- ............................................   CZCH          121,000      1,670,473         1.2
    TELEPHONE NETWORKS
  Telecomunicacoes Brasileiras S.A. (Telebras) - ADR{\/} ....   BRZL           11,500      1,255,656         0.9
    TELEPHONE NETWORKS
  Telstra Corp. Ltd. - Installment Receipts .................   AUSL          333,100        856,224         0.6
    TELEPHONE NETWORKS
                                                                                        ------------
                                                                                          33,574,368
                                                                                        ------------
Health Care (10.1%)
  Warner-Lambert Co. ........................................   US             59,200      4,107,000         3.0
    PHARMACEUTICALS
  Bristol Myers Squibb Co. ..................................   US             30,900      3,551,569         2.6
    PHARMACEUTICALS
  Nycomed Amersham PLC ......................................   UK            286,418      2,134,146         1.5
    PHARMACEUTICALS
  Roche Holding AG ..........................................   SWTZ              189      1,857,452         1.3
    PHARMACEUTICALS
  Richter Gedeon Rt. - Reg S GDR-/- {c} {\/} ................   HGRY           16,200      1,291,950         0.9
    PHARMACEUTICALS
  Takeda Chemical Industries ................................   JPN            39,000      1,040,790         0.8
    PHARMACEUTICALS
                                                                                        ------------
                                                                                          13,982,907
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                       F2

                           AIM WORLDWIDE GROWTH FUND
                   (FORMERLY GT GLOBAL WORLDWIDE GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Materials/Basic Industry (7.0%)
  Monsanto Co. ..............................................   US             56,200   $  3,140,175         2.3
    CHEMICALS
  Millenium Chemicals, Inc. .................................   US             79,400      2,689,675         1.9
    CHEMICALS
  Akzo Nobel N.V. ...........................................   NETH            8,790      1,955,351         1.4
    CHEMICALS
  Imperial Chemical Industries PLC - ADR{\/} ................   UK             29,400      1,896,300         1.4
    CHEMICALS
                                                                                        ------------
                                                                                           9,681,501
                                                                                        ------------
Technology (5.1%)
  Compaq Computer Corp. .....................................   US             99,200      2,814,800         2.0
    COMPUTERS & PERIPHERALS
  Intel Corp. ...............................................   US             36,900      2,735,213         2.0
    SEMICONDUCTORS
  Texas Instruments, Inc. ...................................   US             25,844      1,507,028         1.1
    SEMICONDUCTORS
                                                                                        ------------
                                                                                           7,057,041
                                                                                        ------------
Consumer Durables (4.6%)
  Ford Motor Co. ............................................   US             30,400      1,793,600         1.3
    AUTOMOBILES
  Futuris Corp., Ltd. .......................................   AUSL        2,000,000      1,763,318         1.3
    AUTO PARTS
  Volvo AB "B" ..............................................   SWDN           51,200      1,525,626         1.1
    AUTOMOBILES
  Mabuchi Motor Co., Ltd. ...................................   JPN            20,000      1,272,872         0.9
    AUTOMOBILES
                                                                                        ------------
                                                                                           6,355,416
                                                                                        ------------
Consumer Non-Durables (4.4%)
  Diageo PLC ................................................   UK            164,160      1,946,128         1.4
    BEVERAGES - ALCOHOLIC
  RJR Nabisco Holdings Corp. ................................   US             61,300      1,455,875         1.1
    TOBACCO
  Asahi Breweries Ltd. ......................................   JPN            95,000      1,202,358         0.9
    BEVERAGES - ALCOHOLIC
  Gucci Group - NY Registered Shares{\/} ....................   NETH           16,600        879,800         0.6
    TEXTILES & APPAREL
  Amway Japan Ltd. ..........................................   JPN            55,400        588,978         0.4
    HOUSEHOLD PRODUCTS
                                                                                        ------------
                                                                                           6,073,139
                                                                                        ------------
Capital Goods (3.8%)
  Textron, Inc. .............................................   US             34,500      2,473,219         1.8
    AEROSPACE/DEFENSE
  Alcatel Alsthom Compagnie Generale d'Electricite ..........   FR              8,310      1,692,187         1.2
    TELECOM EQUIPMENT

    The accompanying notes are an integral part of the financial statements.

                                       F3

                           AIM WORLDWIDE GROWTH FUND
                   (FORMERLY GT GLOBAL WORLDWIDE GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Capital Goods (Continued)
  Canon, Inc. ...............................................   JPN            50,000   $  1,139,076         0.8
    OFFICE EQUIPMENT
                                                                                        ------------
                                                                                           5,304,482
                                                                                        ------------
Energy (3.3%)
  Shell Transport & Trading Co., PLC ........................   UK            265,000      1,867,257         1.3
    OIL
  Petroleum Geo-Services ASA-/- .............................   NOR            49,240      1,536,440         1.1
    ENERGY EQUIPMENT & SERVICES
  Petroleo Brasileiro S.A. (Petrobras) - ADR{\/} ............   BRZL           64,800      1,198,800         0.9
    GAS PRODUCTION & DISTRIBUTION
                                                                                        ------------
                                                                                           4,602,497
                                                                                        ------------
Multi-Industry/Miscellaneous (0.6%)
  Shanghai Industrial Holdings Ltd. .........................   HK            370,000        871,571         0.6
    MULTI-INDUSTRY
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $109,904,796) ................                            133,049,919        95.8
                                                                                        ------------       -----

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated June 30, 1998, with State Street Bank & Co., due July
   1, 1998, for an effective yield of 5.70%, collateralized
   by $11,960,000 U.S. Treasury Bills, 5.75% due 12/31/98
   (market value of collateral is $11,974,950, including
   accrued interest). (cost $11,738,000)  ...................                             11,738,000         8.4
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $121,642,796)  * ....................                            144,787,919       104.2
Other Assets and Liabilities ................................                             (5,861,658)       (4.2)
                                                                                        ------------       -----

NET ASSETS ..................................................                           $138,926,261       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

       {\/}  U.S. currency denominated.
        -/-  Non-income producing security.
        {c}  Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
          *  For Federal income tax purposes, cost is $122,098,557 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  30,443,660
                 Unrealized depreciation:            (7,754,298)
                                                  -------------
                 Net unrealized appreciation:     $  22,689,362
                                                  -------------
                                                  -------------

             Abbreviations:
             ADR--American Depositary Receipt
             GDR--Global Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

                                       F4

                           AIM WORLDWIDE GROWTH FUND
                   (FORMERLY GT GLOBAL WORLDWIDE GROWTH FUND)

                       PORTFOLIO OF INVESTMENTS  (cont'd)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at June 30, 1998, was concentrated in the following countries:

                                          PERCENTAGE OF NET ASSETS {D}
                                        --------------------------------
                                                     SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)      EQUITY       & OTHER    TOTAL
--------------------------------------  ----------   -----------  ------
Australia (AUSL/AUD) .................      5.5                      5.5
Brazil (BRZL/BRL) ....................      1.8                      1.8
Canada (CAN/CAD) .....................      1.2                      1.2
Czech Republic (CZCH/CSK) ............      1.2                      1.2
France (FR/FRF) ......................      1.2                      1.2
Hong Kong (HK/HKD) ...................      1.5                      1.5
Hungary (HGRY/HUF) ...................      0.9                      0.9
India (IND/INR) ......................      0.9                      0.9
Israel (ISRL/ILS) ....................      1.0                      1.0
Italy (ITLY/ITL) .....................      1.7                      1.7
Japan (JPN/JPY) ......................      5.0                      5.0
Korea (KOR/KRW) ......................      0.2                      0.2
Netherlands (NETH/NLG) ...............      5.2                      5.2
New Zealand (NZ/NZD) .................      1.6                      1.6
Norway (NOR/NOK) .....................      1.1                      1.1
Portugal (PORT/PTE) ..................      1.2                      1.2
Singapore (SING/SGD) .................      0.3                      0.3
Sweden (SWDN/SEK) ....................      4.1                      4.1
Switzerland (SWTZ/CHF) ...............      3.0                      3.0
United Kingdom (UK/GBP) ..............     19.6                     19.6
United States (US/USD) ...............     37.6           4.2       41.8
                                          -----           ---     ------
Total  ...............................     95.8           4.2      100.0
                                          -----           ---     ------
                                          -----           ---     ------

--------------

{d}  Percentages indicated are based on net assets of $138,926,261.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                           JUNE 30, 1998 (UNAUDITED)

                                            MARKET
                                            VALUE
                                            (U.S.      CONTRACT   DELIVERY  UNREALIZED
CONTRACTS TO SELL:                         DOLLARS)      PRICE     DATE    APPRECIATION
----------------------------------------  ----------   ---------  -------  -------------
British Pounds..........................   5,337,595     0.59400  7/20/98   $    49,605
French Francs...........................   1,094,325     5.94360   8/6/98        16,113
Japanese Yen............................   2,254,774   130.50000   8/6/98       120,705
Japanese Yen............................   2,256,752   130.86000  8/12/98       112,192
Swiss Francs............................   1,131,122     1.47770  9/21/98        19,314
                                          ----------                       -------------
  Total Contracts to Sell (Receivable
   amount $12,392,497)..................  12,074,568                        $   317,929
                                          ----------                       -------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 8.69%
  Total Open Forward Foreign Currency
   Contracts............................                                    $   317,929
                                                                           -------------
                                                                           -------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                       F5

                           AIM WORLDWIDE GROWTH FUND
                   (FORMERLY GT GLOBAL WORLDWIDE GROWTH FUND)

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

Assets:
  Investments in securities, at value (cost $121,642,796) (Note 1).............................  $144,787,919
  U.S. currency.....................................................................  $     701
  Foreign currencies (cost $11,376).................................................     11,376       12,077
                                                                                      ---------
  Receivable for open forward foreign currency contracts (Note 1)..............................      317,929
  Dividends and dividend withholding tax reclaims receivable...................................      285,982
  Receivable for Fund shares sold..............................................................        7,508
  Interest receivable..........................................................................        1,859
                                                                                                 -----------
    Total assets...............................................................................  145,413,274
                                                                                                 -----------
Liabilities:
  Payable for Fund shares repurchased..........................................................    5,999,730
  Payable for investment management and administration fees (Note 2)...........................      114,066
  Payable for transfer agent fees (Note 2).....................................................      110,943
  Payable for printing and postage expenses....................................................       92,874
  Payable for service and distribution expenses (Note 2).......................................       63,646
  Payable for custodian fees...................................................................       30,896
  Payable for professional fees................................................................       28,206
  Payable for securities purchased.............................................................       25,005
  Payable for registration and filing fees.....................................................       10,549
  Payable for Trustees' fees and expenses (Note 2).............................................        4,581
  Payable for fund accounting fees (Note 2)....................................................        2,102
  Other accrued expenses.......................................................................        4,415
                                                                                                 -----------
    Total liabilities..........................................................................    6,487,013
                                                                                                 -----------
Net assets.....................................................................................  $138,926,261
                                                                                                 -----------
                                                                                                 -----------
Class A:
Net asset value and redemption price per share ($95,789,457 DIVIDED BY 6,010,096 shares
 outstanding)..................................................................................  $     15.94
                                                                                                 -----------
                                                                                                 -----------
Maximum offering price per share (100/94.5 of $15.94) *........................................  $     16.87
                                                                                                 -----------
                                                                                                 -----------
Class B:+
Net asset value and offering price per share ($41,963,181 DIVIDED BY 2,762,324 shares
 outstanding)..................................................................................  $     15.19
                                                                                                 -----------
                                                                                                 -----------
Advisor Class:
Net asset value, offering price per share, and redemption price per share ($1,173,623 DIVIDED
 BY 72,854 shares outstanding).................................................................  $     16.11
                                                                                                 -----------
                                                                                                 -----------
Net assets consist of:
  Paid in capital (Note 4).....................................................................  $103,912,599
  Undistributed net investment income..........................................................      167,690
  Accumulated net realized gain on investments and foreign currency transactions...............   11,383,706
  Net unrealized appreciation on translation of assets and liabilities in foreign currencies...      317,143
  Net unrealized appreciation of investments...................................................   23,145,123
                                                                                                 -----------
Total -- representing net assets applicable to capital shares outstanding......................  $138,926,261
                                                                                                 -----------
                                                                                                 -----------

--------------
   * On sales of $25,000 or more, the offering price is reduced.
   + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                                       F6

                           AIM WORLDWIDE GROWTH FUND
                   (FORMERLY GT GLOBAL WORLDWIDE GROWTH FUND)

                            STATEMENT OF OPERATIONS

                   Six months ended June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

Investment income: (Note 1)
  Dividend income (net of foreign withholding tax of $128,555)...............................  $1,344,061
  Interest income............................................................................     211,993
  Securities lending income..................................................................      60,268
                                                                                               ----------
    Total investment income..................................................................   1,616,322
                                                                                               ----------
Expenses:
  Investment management and administration fees (Note 2).....................................     730,851
  Service and distribution expenses: (Note 2)
    Class A.......................................................................  $ 179,462
    Class B.......................................................................    224,655     404,117
                                                                                    ---------
  Transfer agent fees (Note 2)...............................................................     215,028
  Custodian fees.............................................................................      49,232
  Printing and postage expenses (Note 2).....................................................      34,933
  Registration and filing fees...............................................................      34,503
  Audit fees.................................................................................      24,978
  Legal fees.................................................................................      20,747
  Fund accounting fees.......................................................................      20,266
  Trustees' fees and expenses (Note 2).......................................................       6,154
  Other expenses (Note 1)....................................................................       6,048
                                                                                               ----------
    Total expenses before reductions.........................................................   1,546,857
                                                                                               ----------
      Expense reductions (Note 5)............................................................      (2,929)
                                                                                               ----------
    Total net expenses.......................................................................   1,543,928
                                                                                               ----------
Net investment income........................................................................      72,394
                                                                                               ----------
Net realized and unrealized gain on investments and foreign currencies: (Note 1)
  Net realized gain on investments................................................  9,255,158
  Net realized gain on foreign currency transactions..............................    745,466
                                                                                    ---------
    Net realized gain during the period......................................................  10,000,624
  Net change in unrealized appreciation on translation of assets and liabilities
   in foreign currencies..........................................................   (341,260)
  Net change in unrealized appreciation of investments............................  7,779,189
                                                                                    ---------
    Net unrealized appreciation during the period............................................   7,437,929
                                                                                               ----------
Net realized and unrealized gain on investments and foreign currencies.......................  17,438,553
                                                                                               ----------
Net increase in net assets resulting from operations.........................................  $17,510,947
                                                                                               ----------
                                                                                               ----------

    The accompanying notes are an integral part of the financial statements.

                                       F7

                           AIM WORLDWIDE GROWTH FUND
                   (FORMERLY GT GLOBAL WORLDWIDE GROWTH FUND)

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                               SIX MONTHS
                                                                                  ENDED       YEAR ENDED
                                                                              JUNE 30, 1998  DECEMBER 31,
                                                                               (UNAUDITED)       1997
                                                                              -------------  -------------
Decrease in net assets
Operations:
  Net investment income.....................................................   $    72,394    $   212,595
  Net realized gain on investments and foreign currency transactions........    10,000,624     28,144,058
  Net change in unrealized appreciation (depreciation) on translation of
   assets and liabilities in foreign currencies.............................      (341,260)       162,616
  Net change in unrealized appreciation (depreciation) of investments.......     7,779,189    (11,824,112)
                                                                              -------------  -------------
    Net increase in net assets resulting from operations....................    17,510,947     16,695,157
                                                                              -------------  -------------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income................................................            --       (109,138)
  From net realized gain on investments.....................................            --    (22,666,381)
Class B:
Distributions to shareholders: (Note 1)
  From net realized gain on investments.....................................            --    (10,444,406)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income................................................            --         (8,161)
  From net realized gain on investments.....................................            --       (358,231)
                                                                              -------------  -------------
    Total distributions.....................................................            --    (33,586,317)
                                                                              -------------  -------------
Capital share transactions: (Note 4)
  Increase from capital shares sold and reinvested..........................   206,230,402    243,618,368
  Decrease from capital shares repurchased..................................  (236,221,895)  (256,140,244)
                                                                              -------------  -------------
    Net decrease from capital share transactions............................   (29,991,493)   (12,521,876)
                                                                              -------------  -------------
Total decrease in net assets................................................   (12,480,546)   (29,413,036)
Net assets:
  Beginning of period.......................................................   151,406,807    180,819,843
                                                                              -------------  -------------
  End of period *...........................................................   $138,926,261   $151,406,807
                                                                              -------------  -------------
                                                                              -------------  -------------
 * Includes undistributed net investment income of..........................   $   167,690    $    95,296
                                                                              -------------  -------------
                                                                              -------------  -------------

    The accompanying notes are an integral part of the financial statements.

                                       F8

                           AIM WORLDWIDE GROWTH FUND
                   (FORMERLY GT GLOBAL WORLDWIDE GROWTH FUND)

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                          Class A+
                                          -------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED
                                            JUNE 30,                      Year ended December 31,
                                              1998       ----------------------------------------------------------
                                          (UNAUDITED)(d)    1997      1996(d)     1995(d)       1994      1993(d)
                                          -------------  ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....    $   14.26    $   16.71   $   16.82   $   15.53   $   17.47   $   14.47
                                          -------------  ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........         0.02         0.05        0.03          --          --        0.04
  Net realized and unrealized gain
   (loss) on investments................         1.66         1.55        1.79        1.74       (1.16)       3.92
                                          -------------  ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............         1.68         1.60        1.82        1.74       (1.16)       3.96
                                          -------------  ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............           --        (0.02)         --          --          --          --
  From net realized gain on
   investments..........................           --        (4.03)      (1.93)      (0.45)      (0.78)      (0.96)
                                          -------------  ----------  ----------  ----------  ----------  ----------
    Total distributions.................           --        (4.05)      (1.93)      (0.45)      (0.78)      (0.96)
                                          -------------  ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........    $   15.94    $   14.26   $   16.71   $   16.82   $   15.53   $   17.47
                                          -------------  ----------  ----------  ----------  ----------  ----------
                                          -------------  ----------  ----------  ----------  ----------  ----------

Total investment return (c).............        11.78%(b)     10.00%     10.92%      11.23%      (6.65)%      27.6%
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $  95,789    $ 103,769   $ 125,556   $ 145,982   $ 182,467   $ 193,997
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Note 5)......         0.28%(a)      0.32%      0.14%      (0.06)%     (0.01)%       0.9%
  Without expense reductions............         0.28%(a)      0.23%      0.06%      (0.12)%     (0.04)%       N/A
Ratio of operating expenses to average
 net assets:
  With expense reductions (Note 5)......         1.87%(a)      1.73%      1.72%       1.87%       1.81%        1.9%
  Without expense reductions............         1.87%(a)      1.82%      1.80%       1.93%       1.84%        N/A
Portfolio turnover rate++++.............           34%(a)        92%        80%        113%         86%         92%

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.

                                       F9

                           AIM WORLDWIDE GROWTH FUND
                   (FORMERLY GT GLOBAL WORLDWIDE GROWTH FUND)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                           Class B++
                                          ----------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                                                      April 1, 1993
                                            JUNE 30,                Year ended December 31,                   to
                                              1998       ----------------------------------------------  December 31,
                                          (UNAUDITED)(d)    1997      1996(d)     1995(d)       1994        1993(d)
                                          -------------  ----------  ----------  ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   13.64    $   16.23   $   16.50   $   15.34   $   17.39     $   15.67
                                          -------------  ----------  ----------  ----------  ----------  -------------
Income from investment operations:
  Net investment income (loss)..........        (0.03)       (0.05)      (0.09)      (0.12)      (0.11)        (0.04)
  Net realized and unrealized gain
   (loss) on investments................         1.58         1.49        1.75        1.73       (1.16)         2.72
                                          -------------  ----------  ----------  ----------  ----------  -------------
    Net increase (decrease) from
     investment operations..............         1.55         1.44        1.66        1.61       (1.27)         2.68
                                          -------------  ----------  ----------  ----------  ----------  -------------
Distributions to shareholders:
  From net investment income............           --           --          --          --          --            --
  From net realized gain on
   investments..........................           --        (4.03)      (1.93)      (0.45)      (0.78)        (0.96)
                                          -------------  ----------  ----------  ----------  ----------  -------------
    Total distributions.................           --        (4.03)      (1.93)      (0.45)      (0.78)        (0.96)
                                          -------------  ----------  ----------  ----------  ----------  -------------
Net asset value, end of period..........    $   15.19    $   13.64   $   16.23   $   16.50   $   15.34     $   17.39
                                          -------------  ----------  ----------  ----------  ----------  -------------
                                          -------------  ----------  ----------  ----------  ----------  -------------

Total investment return (c).............        11.45%(b)      9.22%     10.16%      10.52%      (7.32)%        17.3%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $  41,963    $  45,010   $  52,809   $  56,095   $  52,567     $  20,592
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Note 5)......        (0.37)%(a)     (0.33)%     (0.51)%     (0.71)%     (0.66)%        (0.4)%(a)
  Without expense reductions............        (0.37)%(a)     (0.42)%     (0.59)%     (0.77)%     (0.69)%         N/A
Ratio of operating expenses to average
 net assets:
  With expense reductions (Note 5)......         2.52%(a)      2.38%      2.37%       2.52%       2.46%          2.5%(a)
  Without expense reductions............         2.52%(a)      2.47%      2.45%       2.58%       2.49%          N/A
Portfolio turnover rate++++.............           34%(a)        92%        80%        113%         86%           92%(a)

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.

                                      F10

                           AIM WORLDWIDE GROWTH FUND
                   (FORMERLY GT GLOBAL WORLDWIDE GROWTH FUND)

                         FINANCIAL HIGHLIGHTS  (cont'd)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                            Advisor Class+++
                                          -----------------------------------------------------
                                            SIX MONTHS
                                              ENDED        Year ended December    June 1, 1995
                                             JUNE 30,              31,                 to
                                               1998       ----------------------  December 31,
                                          (UNAUDITED)(d)     1997      1996(d)        1995
                                          --------------  ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   14.38     $   16.81   $   16.86     $   15.26
                                          --------------  ----------  ----------  -------------
Income from investment operations:
  Net investment income (loss)..........         0.05          0.12        0.09          0.03
  Net realized and unrealized gain
   (loss) on investments................         1.68          1.57        1.79          2.02
                                          --------------  ----------  ----------  -------------
    Net increase (decrease) from
     investment operations..............         1.73          1.69        1.88          2.05
                                          --------------  ----------  ----------  -------------
Distributions to shareholders:
  From net investment income............           --         (0.09)         --            --
  From net realized gain on
   investments..........................           --         (4.03)      (1.93)        (0.45)
                                          --------------  ----------  ----------  -------------
    Total distributions.................           --         (4.12)      (1.93)        (0.45)
                                          --------------  ----------  ----------  -------------
Net asset value, end of period..........    $   16.11     $   14.38   $   16.81     $   16.86
                                          --------------  ----------  ----------  -------------
                                          --------------  ----------  ----------  -------------

Total investment return (c).............        11.96 %(b)     10.43%     11.31%        13.46%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $   1,174     $   2,627   $   2,455     $   1,693
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Note 5)......         0.63 %(a)      0.67%      0.49%         0.29%(a)
  Without expense reductions............         0.63 %(a)      0.58%      0.41%         0.23%(a)
Ratio of operating expenses to average
 net assets:
  With expense reductions (Note 5)......         1.52 %(a)      1.38%      1.37%         1.52%(a)
  Without expense reductions............         1.52 %(a)      1.47%      1.45%         1.58%(a)
Portfolio turnover rate++++.............           34 %(a)        92%        80%          113%(a)

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable

    The accompanying notes are an integral part of the financial statements.

                                      F11

                           AIM WORLDWIDE GROWTH FUND
                   (FORMERLY GT GLOBAL WORLDWIDE GROWTH FUND)

                         NOTES TO FINANCIAL STATEMENTS

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES (SEE ALSO NOTE 2)
AIM Worldwide Growth Fund (the "Fund" formerly, GT Global Worldwide Growth
Fund), is a separate series of AIM Growth Series (the "Trust" formerly, G.T. Global Growth Series ). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a diversified, open-end management investment company. The Trust has eight series of shares in operation, each series corresponding to a distinct portfolio of investments.

The Fund offers Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Fund in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Fund calculates the net asset value of Fund shares and completes orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by A I M Advisors, Inc. (the "Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and asked prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued to amortized cost, adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Trust's Board of Trustees.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the Fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains and losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Fund, it is the Fund's policy to always receive, as collateral, U.S. government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set

                                      F12

                           AIM WORLDWIDE GROWTH FUND
                   (FORMERLY GT GLOBAL WORLDWIDE GROWTH FUND)

price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counter party is unable to meet the terms of a contract or if the value of the currency changes unfavorably. The Fund may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently market-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of on over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund can write options only on a covered basis, which, for a call, requires that the Fund hold the underlying security, and, for a put, requires the Fund to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund may use options to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

The premium paid by the Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund may trade securities on other then normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At June 30, 1998, stocks with an aggregate value of approximately $9,461,607 were on loan to brokers. The loans were secured by cash collateral of $9,905,382, received by the Fund. Cash collateral is received by the Fund against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. The cash collateral is invested in a securities lending trust which consists of a portfolio of high quality short duration securities whose average effective duration is restricted to 120 days or less. For the period ended June 30, 1998, the Fund received securities lending fees of $60,268.

                                      F13

                           AIM WORLDWIDE GROWTH FUND
                   (FORMERLY GT GLOBAL WORLDWIDE GROWTH FUND)

(I) TAXES
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, or excise tax on income and capital gains.

(J) DISTRIBUTIONS TO SHAREHOLDERS
Distribution to shareholders are recorded by the Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(K) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's investments in emerging market countries may involve greater risks than investments in more developed markets, and the prices of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(L) RESTRICTED SECURITIES
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(M) INDEXED SECURITIES
The Fund may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(N) LINE OF CREDIT
The Fund, along with certain other funds advised and/or administered by the Manager, has a line of credit with BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Fund and certain other funds to borrow, on a first come, first serve basis, an aggregate maximum amount of $250,000,000. The Fund is limited to borrowing up to 33 1/3% of the value of the Fund's total assets. On June 30, 1998, the Fund had no loans outstanding.

For the period ended June 30, 1998, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) was $12,876,000 with a weighted average interest rate of 6.24%. Interest expense for the period ended June 30, 1998 was $2,230, and is included in "Other Expenses" on the Statement of Operations.

2. RELATED PARTIES
A I M Advisors, Inc. ("AIM" or the "Manager") is the Fund's investment manager and administrator, and INVESCO (NY), Inc., (formerly, Chancellor LGT Asset Management, Inc.) is the Fund's investment sub-adviser and/or sub-administrator. As of the close of business on May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of Chancellor LGT Asset Management, Inc. ("Chancellor LGT"), consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included Chancellor LGT and certain other affiliates. As a result of this transaction, Chancellor LGT was renamed INVESCO (NY), Inc., and is now an indirect wholly-owned subsidiary of AMVESCAP PLC. In connection with this transaction, A I M Advisors, Inc., an indirect wholly-owned subsidiary of AMVESCAP PLC, became the investment manager and administrator of the Fund and INVESCO (NY), Inc. became the sub-adviser and sub-administrator of the Fund.
A I M Distributors, Inc. ("AIM Distributors") became the Fund's distributor. Finally, the Trust was reorganized from a Massachusetts business trust into a Delaware business trust. All of the changes became effective as of the close of business on May 29, 1998.

The Fund pays investment management and administration fees to the Manager at the following annualized rates: 0.975% on the first $500 million of the average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any period to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

AIM Distributors, an affiliate of the Manager, serves as the Fund's distributor. For the period ended May 29, 1998, GT Global, Inc. ("GT Global"), an affiliate of the investment sub-advisor, served as the Fund's distributor. The Fund offers Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. AIM Distributors and GT Global collected the sales charges imposed on sales of Class A shares, and reallowed a portion of such charges to dealers through which the sales were made. For the period ended June 30, 1998, AIM Distributors and GT Global retained $331 and $2,657, respectively, of such sales charges. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. No CDSC's were collected for Class A for the period ended June 30, 1998. AIM

                                      F14

                           AIM WORLDWIDE GROWTH FUND
                   (FORMERLY GT GLOBAL WORLDWIDE GROWTH FUND)

Distributors also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, AIM Distributors from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. During the period ended June 30, 1998, AIM Distributors and GT Global collected such CDSCs in the amount of $9,640 and $103,837, respectively. In addition, AIM Distributors makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

For the period ended May 29, 1998, pursuant to the then effective separate distribution plans adopted under the 1940 Act Rule 12b-1 by the Trust's Board of Trustees with respect to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), the Fund reimbursed GT Global for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for its expenditures incurred in providing services as distributor. All expenses for which GT Global was reimbursed under the Class A Plan would have been incurred within one year of such reimbursement.

For the period ended May 29, 1998, pursuant to the Class B Plan, the Fund was permitted to pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and was permitted to pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually were permitted to be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

Effective as of the close of business May 29, 1998, pursuant to Rule 12b-1 under the 1940 Act, the Trust's Board of Trustees adopted a Master Distribution Plan applicable to the Fund's Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which a Fund compensates AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A or Class B shares of the Fund. Under the Class A Plan, the Fund compensates AIM Distributors at the annualized rate of 0.35% of the average daily net assets of the Fund's Class A shares.

Pursuant to the Fund's Class B Plan, the Fund compensates AIM Distributors at an annualized rate of 1.00% of the average daily net assets of the Fund's Class B shares.

The Manager and AIM Distributors have voluntarily undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes,interest, and extraordinary items) to the maximum annual level of 2.00%, 2.65%, and 1.65% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by AIM Distributors of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or AIM Distributors of portions of the Fund's other operating expenses.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and AIM Distributors, is the transfer agent of the Fund. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Fund. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.

The Trust pays each of its Trustees who is not an employee, officer or director of the Manager, AIM Distributors or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee.

3. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 1998, purchases and sales of investment securities by the Fund, other than U.S. government obligations and short-term investments, aggregated $19,806,884 and $43,210,209, respectively. There were no purchases or sales of U.S. government obligations by the Fund during the period.

                                      F15

                           AIM WORLDWIDE GROWTH FUND
                   (FORMERLY GT GLOBAL WORLDWIDE GROWTH FUND)

4. CAPITAL SHARES
At June 30, 1998, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Fund were as follows:

                                                                     SIX MONTHS ENDED
                                                                       JUNE 30, 1998               YEAR ENDED
                                                                        (UNAUDITED)             DECEMBER 31, 1997
                                                                 -------------------------  -------------------------
CLASS A                                                            SHARES        AMOUNT       SHARES        AMOUNT
---------------------------------------------------------------  -----------  ------------  -----------  ------------
Shares sold....................................................    9,222,918  $143,043,076    9,536,130  $163,326,296
Shares issued in connection with reinvestment of
  distributions................................................           --            --    1,372,411    19,227,529
                                                                 -----------  ------------  -----------  ------------
                                                                   9,222,918   143,043,076   10,908,541   182,553,825
Shares repurchased.............................................  (10,488,575) (163,123,097) (11,147,719) (193,303,890)
                                                                 -----------  ------------  -----------  ------------
Net decrease...................................................   (1,265,657) $(20,080,021)    (239,178) $(10,750,065)
                                                                 -----------  ------------  -----------  ------------
                                                                 -----------  ------------  -----------  ------------

CLASS B
---------------------------------------------------------------
Shares sold....................................................    2,281,310  $ 33,570,859    1,034,341  $ 17,020,574
Shares issued in connection with reinvestment of
  distributions................................................           --            --      688,809     9,238,884
                                                                 -----------  ------------  -----------  ------------
                                                                   2,281,310    33,570,859    1,723,150    26,259,458
Shares repurchased.............................................   (2,819,573)  (41,571,005)  (1,675,941)  (28,047,548)
                                                                 -----------  ------------  -----------  ------------
Net increase (decrease)........................................     (538,263) $ (8,000,146)      47,209  $ (1,788,090)
                                                                 -----------  ------------  -----------  ------------
                                                                 -----------  ------------  -----------  ------------
ADVISOR CLASS
---------------------------------------------------------------
Shares sold....................................................    1,898,297  $ 29,616,467    1,924,783  $ 34,438,694
Shares issued in connection with reinvestment of
  distributions................................................           --            --       25,931       366,391
                                                                 -----------  ------------  -----------  ------------
                                                                   1,898,297    29,616,467    1,950,714    34,805,085
Shares repurchased.............................................   (2,008,114)  (31,527,793)  (1,914,043)  (34,788,806)
                                                                 -----------  ------------  -----------  ------------
Net increase (decrease)........................................     (109,817) $ (1,911,326)      36,671  $     16,279
                                                                 -----------  ------------  -----------  ------------
                                                                 -----------  ------------  -----------  ------------

5 EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who then paid a portion of the Fund's expenses. For the period ended June 30, 1998, the Fund's expenses were reduced by $2,929 under these arrangements.

                                      F16

                           AIM WORLDWIDE GROWTH FUND
                   (FORMERLY GT GLOBAL WORLDWIDE GROWTH FUND)

                                     NOTES

--------------------------------------------------------------------------------

THE AIM FAMILY OF FUNDS-REGISTERED TRADEMARK-

GROWTH FUNDS
AIM Aggressive Growth Fund(1)
AIM Blue Chip Fund
AIM Capital Development Fund
AIM Constellation Fund
AIM Mid Cap Growth Fund(2)
AIM Select Growth Fund(3)
AIM Small Cap Equity Fund(2)
AIM Small Cap Opportunities Fund
AIM Value Fund
AIM Weingarten Fund

GROWTH & INCOME FUNDS
AIM Advisor Flex Fund
AIM Advisor Large Cap Value Fund
AIM Advisor MultiFlex Fund
AIM Advisor Real Estate Fund
AIM America Value Fund(2)
AIM Balanced Fund
AIM Charter Fund

INCOME FUNDS
AIM Floating Rate Fund(2)
AIM High Yield Fund
AIM Income Fund
AIM Intermediate Government Fund
AIM Limited Maturity Treasury Fund

TAX-FREE INCOME FUNDS
AIM High Income Municipal Fund
AIM Municipal Bond Fund
AIM Tax-Exempt Bond Fund of  Connecticut
AIM Tax-Free Intermediate Fund

MONEY MARKET FUNDS
AIM Dollar Fund(2)
AIM Money Market Fund
AIM Tax-Exempt Cash Fund

INTERNATIONAL GROWTH FUNDS
AIM Advisor International Value Fund
AIM Asian Growth Fund
AIM Developing Markets Fund(2)
AIM Emerging Markets Fund(2)
AIM Europe Growth Fund(2)
AIM European Development Fund
AIM International Equity Fund
AIM International Growth Fund(2)
AIM Japan Growth Fund(2)
AIM Latin American Growth Fund(2)
AIM New Pacific Growth Fund(2)

GLOBAL GROWTH FUNDS
AIM Global Aggressive Growth Fund
AIM Global Growth Fund
AIM Worldwide Growth Fund(2)

GLOBAL GROWTH & INCOME FUNDS
AIM Global Growth & Income Fund(2)
AIM Global Utilities Fund

GLOBAL INCOME FUNDS
AIM Global Government Income Fund(2)
AIM Global High Income Fund(2)
AIM Global Income Fund
AIM Strategic Income Fund(2)

THEME FUNDS
AIM Global Consumer Products and Services Fund(2)
AIM Global Financial Services Fund(2)
AIM Global Health Care Fund(2)
AIM Global Infrastructure Fund(2)
AIM Global Resources Fund(2)
AIM Global Telecommunications Fund(2)
AIM New Dimension Fund(2)

(1) AIM Aggressive Growth Fund closed to new investors on June 5, 1997.
(2) Effective May 29, 1998, A I M Advisors, Inc. became advisor to the former GT Global Funds. (3) On May 1, 1998, AIM Growth Fund was renamed AIM Select Growth Fund. For more complete information about any AIM Fund, including sales charges and expenses, obtain the appropriate prospectus(es) from your financial consultant. Please read the prospectus(es) carefully before you invest or send money.

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
                                 APPENDIX VIII

                             AIM GLOBAL GROWTH FUND
                            AIM WORLDWIDE GROWTH FUND
                   PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                                 APRIL 30, 1998
                                   (UNAUDITED)




  AIM          AIM                                                                                AIM          AIM          PRO
WORLDWIDE     GLOBAL      PRO                                                                  WORLDWIDE      GLOBAL       FORMA
 GROWTH       GROWTH     FORMA                                                                   GROWTH       GROWTH      MARKET
  FUND        FUND     COMBINING                                                                  FUND         FUND        VALUE
        SHARES
                                DOMESTIC COMMON STOCKS - 35.27%
                                AEROSPACE/DEFENSE - 0.78%
             30,000     30,000  Sundstrand Corp.                                                            $2,071,875   $2,071,875
   39,500               39,500  Textron, Inc.                                                   $3,090,875                3,090,875
                                                                                                                         ----------
                                                                                                                          5,162,750
                                                                                                                         ----------
                                AGRICULTURAL PRODUCTS - 0.15%
             26,000     26,000  Universal Corp.                                                                973,375      973,375
                                                                                                                         ----------

                                AUTOMOBILES - 0.24%
   34,500               34,500  Ford Motor Co.                                                   1,580,531                1,580,531
                                                                                                                         ----------

                                AUTO PART & EQUIPMENT - 0.25%
             25,000     25,000  Federal-Mogul Corp.                                                          1,617,187    1,617,187
                                                                                                                         ----------

                                BANKS (MONEY CENTER) - 2.12%
             14,200     14,200  BankAmerica Corp.                                                            1,207,000    1,207,000
   31,800    11,500     43,300  Chase Manhattan Corp. (The)                                      4,406,288   1,593,469    5,999,757
   30,000    15,000     45,000  Citicorp                                                         4,515,000   2,257,500    6,772,500
                                                                                                                         ----------
                                                                                                                         13,979,257
                                                                                                                         ----------
                                BROADCASTING (TELEVISION, RADIO & CABLE) - 0.81%
             50,000     50,000  CBS Corp.                                                                    1,781,250    1,781,250
             50,000     50,000  Comcast Corp.-Class A                                                        1,790,625    1,790,625
             55,000     55,000  Tele-Communications, Inc. (a)                                                1,773,750    1,773,750
                                                                                                                         ----------
                                                                                                                          5,345,625
                                                                                                                         ----------
                                CHEMICALS (DIVERSIFIED) - 1.02%
   91,200               91,200  Millenium Chemicals, Inc.                                        3,271,800                3,271,800
   64,500               64,500  Monsanto Co.                                                     3,410,438                3,410,438
                                                                                                                         ----------
                                                                                                                          6,682,238
                                                                                                                         ----------
                                COMMUNICATIONS EQUIPMENT - 0.50%
             31,000     31,000  Lucent Technologies, Inc.                                                    2,359,875    2,359,875
             13,000     13,000  Tellabs, Inc. (a)                                                              921,375      921,375
                                                                                                                         ----------
                                                                                                                          3,281,250
                                                                                                                         ----------
                                COMPUTERS (HARDWARE) - 2.42%
  114,000    45,500    159,500  Compaq Computer Corp. (a)                                        3,199,125   1,276,844    4,475,969
             30,000     30,000  Dell Computer Corp. (a)                                                      2,422,500    2,422,500
             40,500     40,500  Gateway 2000, Inc. (a)                                                       2,376,844    2,376,844
   42,300               42,300  Intel Corp.                                                      3,418,369                3,418,369
             11,500     11,500  International Business Machines Corp.                                        1,332,563    1,332,563
   29,644               29,644  Texas Instruments, Inc.                                          1,899,069                1,899,069
                                                                                                                         ----------
                                                                                                                         15,925,314
                                                                                                                         ----------
                                COMPUTERS (NETWORKING) - 0.17%
             15,000     15,000  Cisco Systems, Inc. (a)                                                      1,098,750    1,098,750
                                                                                                                         ----------

                                COMPUTERS (PERIPHERALS) - 0.35%
             50,000     50,000  EMC Corp. (a)                                                                2,306,250    2,306,250
                                                                                                                         ----------

                                COMPUTERS (SOFTWARE & SERVICES) - 2.03%
             37,000     37,000  America Online, Inc. (a)                                                     2,960,000    2,960,000
             21,000     21,000  BMC Software, Inc. (a)                                                       1,964,812    1,964,812
             28,500     28,500  Computer Associates International, Inc.                                      1,669,031    1,669,031
             32,000     32,000  Computer Sciences Corp. (a)                                                  1,688,000    1,688,000
             42,000     42,000  Compuware Corp. (a)                                                          2,052,750    2,052,750
             28,500     28,500  Concord EFS, Inc. (a)                                                          897,750      897,750
             24,000     24,000  Microsoft Corp. (a)                                                          2,163,000    2,163,000
                                                                                                                         ----------
                                                                                                                         13,395,343
                                                                                                                         ----------
                                CONSUMER FINANCE - 0.45%
             50,000     50,000  FIRSTPLUS Financial Group, Inc. (a)                                          2,425,000    2,425,000
             13,200     13,200  SLM Holding Corp.                                                              563,475      563,475
                                                                                                                         ----------
                                                                                                                          2,988,475
                                                                                                                         ----------
                                DISTRIBUTORS (FOOD & HEALTH) - 0.64%
             29,200     29,200  AmeriSource Health Corp.-Class A (a)                                         1,591,400    1,591,400
             35,600     35,600  Bergen Brunswig Corp.-Class A                                                1,615,350    1,615,350
             10,650     10,650  Cardinal Health, Inc.                                                        1,025,062    1,025,062
                                                                                                                         ----------
                                                                                                                          4,231,812
                                                                                                                         ----------
                                ELECTRICAL EQUIPMENT - 0.39%
             20,000     20,000  General Electric Co.                                                         1,702,500    1,702,500
             22,500     22,500  Symbol Technologies, Inc.                                                      866,250      866,250
                                                                                                                         ----------
                                                                                                                          2,568,750
                                                                                                                         ----------
                                ELECTRONICS (INSTRUMENTATION) - 0.20%
             25,000     25,000  Waters Corp. (a)                                                             1,337,500    1,337,500
                                                                                                                         ----------

                                ELECTRONICS (SEMICONDUCTORS) - 0.52%
             40,500     40,500  Altera Corp. (a)                                                             1,640,250    1,640,250
             21,800     21,800  Intel Corp.                                                                  1,761,713    1,761,713
                                                                                                                         ----------
                                                                                                                          3,401,963
                                                                                                                         ----------
                                ENTERTAINMENT - 0.24%
             27,100     27,100  Viacom, Inc.- Class B (a)                                                    1,571,800    1,571,800
                                                                                                                         ----------

                                EQUIPMENT (SEMICONDUCTOR) - 0.92%
             43,000     43,000  Applied Materials, Inc. (a)                                                  1,553,375    1,553,375
             35,000     35,000  KLA-Tencor Corp. (a)                                                         1,410,938    1,410,938
             57,000     57,000  Lam Research Corp. (a)                                                       1,767,000    1,767,000
             36,000     36,000  Teradyne, Inc. (a)                                                           1,314,000    1,314,000
                                                                                                                         ----------
                                                                                                                          6,045,313
                                                                                                                         ----------

  AIM          AIM                                                                                AIM          AIM          PRO
WORLDWIDE     GLOBAL      PRO                                                                  WORLDWIDE      GLOBAL       FORMA
 GROWTH       GROWTH     FORMA                                                                   GROWTH       GROWTH      MARKET
  FUND        FUND     COMBINING                                                                  FUND         FUND        VALUE
        SHARES
                                FINANCIAL (DIVERSIFIED) - 1.84%
             15,000     15,000  American Express Co.                                                         1,530,000    1,530,000
             27,200     27,200  Fannie Mae                                                                   1,628,600    1,628,600
             39,000     39,000  Freddie Mac                                                                  1,806,187    1,806,187
              2,400      2,400  MBIA, Inc.                                                                     179,100      179,100
              6,700      6,700  MGIC Investment Corp.                                                          422,100      422,100
             25,900     25,900  Morgan Stanley, Dean Witter, Discover & Co.                                  2,042,863    2,042,863
  105,700              105,700  SLM Holding Corp.                                                4,512,069                4,512,069
                                                                                                                         ----------
                                                                                                                         12,120,919
                                                                                                                         ----------
                                FOODS - 0.12%
             28,000     28,000  Keebler Foods Co. (a)                                                          798,000      798,000
                                                                                                                         ----------

                                HARDWARE & TOOLS - 0.25%
             32,500     32,500  Black & Decker Corp. (The)                                                   1,677,812    1,677,812
                                                                                                                         ----------

                                HEALTH CARE (DIVERSIFIED) - 2.13%
             19,400     19,400  Abbott Laboratories                                                          1,418,625    1,418,625
   35,500    11,500     47,000  Bristol-Myers Squibb Co.                                         3,758,562   1,217,562    4,976,124
             19,500     19,500  Johnson & Johnson                                                            1,391,813    1,391,813
   22,600    10,500     33,100  Warner-Lambert Co.                                               4,275,637   1,986,469    6,262,106
                                                                                                                         ----------
                                                                                                                         14,048,668
                                                                                                                         ----------
                                HEALTH CARE (DRUGS-GENERIC & OTHER) - 0.23%
             35,800     35,800  Watson Pharmaceuticals, Inc. (a)                                             1,539,400    1,539,400
                                                                                                                         ----------

                                HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS) - 0.62%
             16,500     16,500  Merck & Co., Inc.                                                            1,988,250    1,988,250
              4,200      4,200  Pfizer Inc.                                                                    478,013      478,013
             20,000     20,000  Schering-Plough Corp.                                                        1,602,500    1,602,500
                                                                                                                         ----------
                                                                                                                          4,068,763
                                                                                                                         ----------
                                HEALTH CARE (LONG TERM CARE) - 0.39%
             41,000     41,000  HEALTHSOUTH Corp. (a)                                                        1,237,687    1,237,687
             41,250     41,250  Quorum Health Group, Inc. (a)                                                1,325,156    1,325,156
                                                                                                                         ----------
                                                                                                                          2,562,843
                                                                                                                         ----------
                                HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 1.41%
             53,000     53,000  Arterial Vascular Engineering, Inc. (a)                                      1,874,875    1,874,875
             24,900     24,900  Baxter International Inc.                                                    1,380,394    1,380,394
             46,800     46,800  Biomet, Inc.                                                                 1,404,000    1,404,000
             24,000     24,000  Guidant Corp.                                                                1,605,000    1,605,000
             32,000     32,000  Medtronic, Inc.                                                              1,684,000    1,684,000
             17,600     17,600  Stryker Corp.                                                                  792,000      792,000
             21,400     21,400  Sybron International Corp. (a)                                                 567,100      567,100
                                                                                                                         ----------
                                                                                                                          9,307,369
                                                                                                                         ----------
                                HOUSEHOLD FURNITURE & APPLIANCES - 0.17%
             22,200     22,200  Maytag Corp.                                                                 1,143,300    1,143,300
                                                                                                                         ----------

                                HOUSEHOLD PRODUCTS (NON-DURABLE) - 0.41%
             51,000     51,000  Dial Corp. (The)                                                             1,243,125    1,243,125
             18,000     18,000  Procter & Gamble Co. (The)                                                   1,479,375    1,479,375
                                                                                                                         ----------
                                                                                                                          2,722,500
                                                                                                                         ----------
                                HOUSEWARES - 0.15%
             40,000     40,000  Sunbeam Corp.                                                                1,005,000    1,005,000
                                                                                                                         ----------

                                INSURANCE (LIFE/HEALTH) - 0.25%
             36,500     36,500  Torchmark Corp.                                                              1,626,531    1,626,531
                                                                                                                         ----------

                                INSURANCE (MULTI-LINE) - 1.40%
             30,000     30,000  Ace, Ltd.                                                                    1,136,250    1,136,250
             33,000     33,000  Allmerica Financial Corp.                                                    2,066,625    2,066,625
              5,250      5,250  American International Group, Inc.                                             690,703      690,703
   67,000    19,500     86,500  Travelers Group, Inc.                                            4,099,562   1,193,156    5,292,718
                                                                                                                         ----------
                                                                                                                          9,186,296
                                                                                                                         ----------
                                INSURANCE (PROPERTY-CASUALTY) - 0.07%
             11,300     11,300  Everest Reinsurance Holdings, Inc.                                             466,125      466,125
                                                                                                                         ----------

                                INVESTMENT BANKING/BROKERAGE - 0.29%
             22,000     22,000  Merrill Lynch & Co., Inc.                                                    1,930,500    1,930,500
                                                                                                                         ----------

                                INVESTMENT MANAGEMENT - 0.33%
             11,800     11,800  Franklin Resources, Inc.                                                       631,300      631,300
             20,500     20,500  T. Rowe Price Associates, Inc.                                               1,547,750    1,547,750
                                                                                                                         ----------
                                                                                                                          2,179,050
                                                                                                                         ----------
                                LEISURE TIME (PRODUCTS) - 0.42%
             47,400     47,400  Harley-Davidson, Inc.                                                        1,706,400    1,706,400
             27,000     27,000  Mattel, Inc.                                                                 1,034,438    1,034,438
                                                                                                                         ----------
                                                                                                                          2,740,838
                                                                                                                         ----------
                                LODGING-HOTELS - 0.06%
              8,700     8,700   Promus Hotel Corp. (a)                                                         393,131      393,131
                                                                                                                         ----------

                                MANUFACTURING (DIVERSIFIED) - 0.81%
             26,000     26,000  Thermo Electron Corp. (a)                                                    1,035,125    1,035,125
             16,000     16,000  Tyco International Ltd.                                                        872,000      872,000
             19,000     19,000  United Technologies Corp.                                                    1,870,313    1,870,313
             57,050     57,050  U.S. Industries, Inc.                                                        1,547,481    1,547,481
                                                                                                                         ----------
                                                                                                                          5,324,919
                                                                                                                         ----------
                                OIL & GAS (DRILLING & EQUIPMENT) - 1.30%
             23,500     23,500  Cooper Cameron Corp. (a)                                                     1,561,281    1,561,281
             30,000     30,000  Diamond Offshore Drilling, Inc.                                              1,518,750    1,518,750
             40,000     40,000  ENSCO International, Inc.                                                    1,130,000    1,130,000
             23,000     23,000  Halliburton Co.                                                              1,265,000    1,265,000
             35,000     35,000  Santa Fe International Corp.                                                 1,371,562    1,371,562

  AIM          AIM                                                                                AIM          AIM          PRO
WORLDWIDE     GLOBAL      PRO                                                                  WORLDWIDE      GLOBAL       FORMA
 GROWTH       GROWTH     FORMA                                                                   GROWTH       GROWTH      MARKET
  FUND        FUND     COMBINING                                                                  FUND         FUND        VALUE
        SHARES
             22,000     22,000  Western Atlas Inc. (a)                                                       1,738,000    1,738,000
                                                                                                                         ----------
                                                                                                                          8,584,593
                                                                                                                         ----------
                                PERSONAL CARE - 0.51%
             19,400     19,400  Avon Products, Inc.                                                          1,594,437    1,594,437
             15,500     15,500  Gillette Co. (The)                                                           1,789,281    1,789,281
                                                                                                                         ----------
                                                                                                                          3,383,718
                                                                                                                         ----------
                                REAL ESTATE INVESTMENT TRUST - 0.30%
             38,996     38,996  Starwood Hotels & Resorts                                                    1,957,112    1,957,112
                                                                                                                         ----------

                                RETAIL (BUILDING SUPPLIES) - 0.27%
             25,500     25,500  Lowe's Companies, Inc.                                                       1,783,407    1,783,407
                                                                                                                         ----------

                                RETAIL (COMPUTERS & ELECTRONICS) - 0.22%
             35,000     35,000  Circuit City Stores-Circuit City Group                                       1,421,875    1,421,875
                                                                                                                         ----------

                                RETAIL (DEPARTMENT STORES) - 1.08%
   78,000    26,000    104,000  Federated Department Stores, Inc. (a)                            3,836,625   1,278,875    5,115,500
             50,000     50,000  Proffitt's, Inc. (a)                                                         1,987,500    1,987,500
                                                                                                                         ----------
                                                                                                                          7,103,000
                                                                                                                         ----------
                                RETAIL (DRUG STORES) - 0.72%
   42,900    21,000     63,900  CVS Corp.                                                        3,163,875   1,548,750    4,712,625
                                                                                                                         ----------

                                RETAIL (FOOD CHAINS) - 0.83%
             32,000     32,000  Albertson's, Inc.                                                            1,600,000    1,600,000
             50,000     50,000  Kroger Co. (a)                                                               2,093,750    2,093,750
             46,000     46,000  Safeway, Inc. (a)                                                            1,759,500    1,759,500
                                                                                                                         ----------
                                                                                                                          5,453,250
                                                                                                                         ----------
                                RETAIL (GENERAL MERCHANDISE) - 0.66%
             34,200     34,200  Fred Meyer, Inc. (a)                                                         1,534,725    1,534,725
            100,500    100,500  Kmart Corp. (a)                                                              1,752,469    1,752,469
             20,900     20,900  Wal-Mart Stores, Inc.                                                        1,056,756    1,056,756
                                                                                                                         ----------
                                                                                                                          4,343,950
                                                                                                                         ----------
                                RETAIL (SPECIALTY) - 0.51%
             25,000     25,000  Bed Bath & Beyond, Inc. (a)                                                  1,231,250    1,231,250
             64,000     64,000  Office Depot, Inc. (a)                                                       2,120,000    2,120,000
                                                                                                                         ----------
                                                                                                                          3,351,250
                                                                                                                         ----------
                                RETAIL (SPECIALTY-APPAREL) - 0.29%
              5,900      5,900  Brylane Inc. (a)                                                               346,625      346,625
             35,000     35,000  TJX Companies, Inc. (The)                                                    1,548,750    1,548,750
                                                                                                                         ----------
                                                                                                                          1,895,375
                                                                                                                         ----------
                                SERVICES (COMMERCIAL & CONSUMER) - 1.06%
             35,000     35,000  H&R Block, Inc.                                                              1,575,000    1,575,000
   82,000    49,300    131,300  Service Corp. International                                      3,382,500   2,033,625    5,416,125
                                                                                                                         ----------
                                                                                                                          6,991,125
                                                                                                                         ----------
                                SERVICES (DATA PROCESSING) - 0.41%
             33,300     33,300  Equifax, Inc.                                                                1,288,294    1,288,294
             21,600     21,600  Fiserv, Inc. (a)                                                             1,412,100    1,412,100
                                                                                                                         ----------
                                                                                                                          2,700,394
                                                                                                                         ----------
                                SERVICES (EMPLOYMENT) - 0.09%
             16,000     16,000  AccuStaff, Inc. (a)                                                            574,000      574,000
                                                                                                                         ----------

                                TOBACCO - 0.29%
   69,600               69,600  RJR Nabisco Holdings Corp.                                       1,935,750                1,935,750
                                                                                                                         ----------

                                TELECOMMUNICATIONS (LONG DISTANCE) - 0.82%
             27,000     27,000  AT&T Corp.                                                                   1,621,687    1,621,687
             75,000     75,000  MCI Communications Corp.                                                     3,773,438    3,773,438
                                                                                                                         ----------
                                                                                                                          5,395,125
                                                                                                                         ----------
                                TEXTILES (APPAREL) - 0.19%
              7,000      7,000  Columbia Sportswear Co. (a)                                                    148,750      148,750
             18,000     18,000  Tommy Hilfiger Corp. (a)                                                     1,098,000    1,098,000
                                                                                                                         ----------
                                                                                                                          1,246,750
                                                                                                                         ----------
                                WASTE MANAGEMENT - 0.17%
             34,200     34,200  Waste Management, Inc.                                                       1,145,700    1,145,700
                                                                                                                         ----------

                                                                                               ------------------------------------
                                     TOTAL DOMESTIC COMMON STOCKS                               57,756,075 174,558,371  232,314,446
                                                                                               ------------------------------------

                                FOREIGN STOCKS & OTHER EQUITY INTERESTS - 57.52%
                                ARGENTINA - 1.21%
             75,000     75,000  Banco Rio de La Plata S.A.-ADR (Banks-Major Regional) (a)                    1,031,250    1,031,250
            280,140    280,140  Perez Companc S.A.-Class B (Oil & Gas-Refining & Marketing)                  1,683,886    1,683,886
             77,000     77,000  Telefonica de Argentina S.A.-ADR (Telephone)                                 2,969,313    2,969,313
             65,600     65,600  YPF Sociedad Anonima-ADR (Oil-International Integrated)                      2,287,800    2,287,800
                                                                                                                         ----------
                                                                                                                          7,972,249
                                                                                                                         ----------
                                AUSTRALIA - 1.60%
  350,000   260,087    610,087  Australia & New Zealand Banking Group Ltd.
                                  (Banks-Major Regional)                                         2,438,676   1,815,676    4,254,352
2,000,000            2,000,000  Futuris Corp., Ltd. (Auto Parts & Equipment)                     2,005,078                2,005,078
  333,100   304,960    638,060  Telstra Corp. Ltd. (Telephone)                                     780,652     716,077    1,496,729
  813,000              813,000  Woolworths Ltd. (Retail-Specialty)                               2,794,506                2,794,506
                                                                                                                         ----------
                                                                                                                         10,550,665
                                                                                                                         ----------
                                AUSTRIA - 0.21%
              9,400      9,400  OMV A.G. (Oil & Gas-Refining & Marketing)                                    1,395,129    1,395,129
                                                                                                                         ----------

                                BELGIUM - 0.71%
              5,700      5,700  Barco N.V. (Manufacturing-Diversified)                                       1,509,811    1,509,811
              1,100      1,100  COLRUYT S.A. (Retail-Food Chains)                                              668,955      668,955
                520        520  UCB S.A. (Manufacturing-Diversified)                                         2,486,297    2,486,297
                                                                                                                         ----------
                                                                                                                          4,665,063
                                                                                                                         ----------
                                BRAZIL - 1.95%
             31,000     31,000  Companhia Energetica de Minas Gerais (Electric Companies)                    1,504,394    1,504,394

  AIM          AIM                                                                                AIM          AIM          PRO
WORLDWIDE     GLOBAL      PRO                                                                  WORLDWIDE      GLOBAL       FORMA
 GROWTH       GROWTH     FORMA                                                                   GROWTH       GROWTH      MARKET
  FUND        FUND     COMBINING                                                                  FUND         FUND        VALUE
        SHARES
   64,800     5,416     70,216  Petroleo Brasileiro S.A.-Petrobras (Oil & Gas -
                                 Exploration & Production)                                       1,636,200   1,373,231    3,009,431
   11,500    26,800     38,300  Telecomunicacoes Brasileiras S.A.-ADR
                                 (Telecommunications-Cellular/Wireless)                          1,400,844   2,659,730    4,060,574
              8,689      8,689  Telecomunicacoes do Rio de Janeiro S.A.
                                 (Telecommunications - Cellular/Wireless)                                    1,367,569    1,367,569
              8,600      8,600  Telecomunicacoes de Sao Paulo S.A. - TELESP (Telephone)                      2,925,195    2,925,195
                                                                                                                         ----------
                                                                                                                         12,867,163
                                                                                                                         ----------
                                CANADA - 3.06%
             20,500     20,500  Bank of Montreal (Banks-Major Regional)                                      1,118,299    1,118,299
             58,300     58,300  BCE Inc. (Telecommunications-Cellular/Wireless)                              2,483,107    2,483,107
             48,000     48,000  Bombardier Inc. (Aerospace/Defense)                                          1,295,800    1,295,800
              8,800      8,800  Canadian National Railway Co. (Railroads)                                      572,550      572,550
             32,000     32,000  Geac Computer Corp. Ltd. (Services-Computer Systems) (a)                     1,261,111    1,261,111
             32,400     32,400  Imasco Ltd. (Manufacturing-Diversified)                                      1,220,226    1,220,226
            125,000    125,000  Mitel Corp. (Communications Equipment) (a)                                   1,774,662    1,774,662
             35,000     35,000  Newcourt Credit Group, Inc. (Financial-Diversified)                          1,719,375    1,719,375
              8,200      8,200  Northern Telecom Ltd.-ADR (Communications Equipment)                           499,175      499,175
   27,200    36,500     63,700  Royal Bank of Canada (Banks-Major Regional)                      1,624,732   1,930,832    3,555,564
             56,000     56,000  Suncor Energy, Inc. (Oil-International Integrated)                           2,180,019    2,180,019
             54,500     54,500  Toronto-Dominion Bank (Banks-Regional)                                       2,488,967    2,488,967
                                                                                                                         ----------
                                                                                                                         20,168,855
                                                                                                                         ----------
                                CHILE - 0.26%
             30,600     30,600  Cia. de Telecomunicaciones de Chile S.A.-ADR (Telephone)                       766,913      766,913
             89,600     89,600  Quinenco S.A.-ADR (Financial-Diversified)                                      924,000      924,000
                                                                                                                         ----------
                                                                                                                          1,690,913
                                                                                                                         ----------
                                CZECHOSLOVAKIA - 0.27%
   12,100               12,100  SPT Telecom (Telephone) (a)                                      1,760,288                1,760,288
                                                                                                                         ----------

                                DENMARK - 0.33%
             13,500     13,500  Novo Nordisk A/S - Class B (Health Care-Drugs-
                                 Generic & Other)                                                            2,190,197    2,190,197
                                                                                                                         ----------

                                FINLAND - 0.57%
             56,000     56,000  Nokia Oyj A.B.-Class A (Communications Equipment)                            3,756,973    3,756,973
                                                                                                                         ----------

                                FRANCE - 6.51%
             11,200     11,200  Accor S.A. (Lodging-Hotels)                                                  3,053,868    3,053,868
    8,310    17,000     25,310  Alcatel Alsthom (Manufacturing-Diversified)                      1,541,705   3,153,386    4,695,091
             11,250     11,250  AXA UAP (Insurance-Multi-Line)                                               1,321,328    1,321,328
             21,500     21,500  Banque Nationale de Paris (Banks - Major Regional)                           1,813,425    1,813,425
             27,000     27,000  Cap Gemini Sogeti S.A. (Computer-Software & Services)                        3,508,069    3,508,069
              6,500      6,500  Compagnie Francaise d'Etudes et de Construction Technip
                                (Oil & Gas-Refining & Marketing)                                               826,152      826,152
              5,400      5,400   Danone (Foods)                                                              1,275,661    1,275,661
             13,500     13,500  Elf Aquitaine S.A. (Oil & Gas - Refining & Marketing)                        1,772,002    1,772,002
              2,200      2,200  Essilor International S.A. (Manufacturing-Specialized)                         889,370      889,370
             23,800     23,800  Lafarge S.A. (Engineering & Construction)                                    2,248,944    2,248,944
              5,300      5,300  Legrand S.A. (Housewares)                                                    1,401,930    1,401,930
              2,900      2,900  Pinault-Printemps-Redoute S.A. (Retail-General Merchandise)                  2,160,406    2,160,406
              4,800      4,800  Promodes (Retail-Food Chains)                                                2,313,359    2,313,359
              7,000      7,000  PSA Peugeot Citreon (Automobiles)                                            1,215,771    1,215,771
             40,000     40,000  Renault S.A. (Automobiles) (a)                                               1,856,596    1,856,596
              2,600      2,600  Rexel S.A. (Distributors-Food & Health)                                      1,044,585    1,044,585
             29,500     29,500  Schneider S.A. (Housewares)                                                  2,208,451    2,208,451
             12,300     12,300  Societe BIC S.A. (Office Equipment & Supplies)                                 846,737      846,737
              8,000      8,000  Societe Generale (Banks - Major Regional)                                    1,666,279    1,666,279
              4,400      4,400  Sodexho Alliance S.A. (Services-Commercial & Consumer)                         805,923      805,923
             14,500     14,500  Suez Lyonnaise des Eaux (Manufacturing-Diversified)                          2,460,490    2,460,490
             13,100     13,100  Total S.A. - Class B (Oil & Gas-Refining & Marketing)                        1,558,228    1,558,228
             19,400     19,400  Valeo S.A. (Auto Parts & Equipment)                                          1,929,995    1,929,995
                                                                                                                         ----------
                                                                                                                         42,872,660
                                                                                                                         ----------
                                GERMANY - 3.38%
             16,350     16,350  Adidas Salomon A.G. (Footwear)                                               2,711,178    2,711,178
              4,000      4,000  Allianz A.G. (Insurance-Multi-Line)                                          1,230,701    1,230,701
             17,000     17,000  Bayerische Vereinsbank A.G. (Banks-Major Regional)                           1,293,406    1,293,406
             29,600     29,600  Continental A.G. (Auto Parts & Equipment)                                      841,425      841,425
             36,000     36,000  Dresdner Bank A.G. (Banks-Major Regional)                                    1,948,386    1,948,386
              7,500      7,500  Henkel KGaA (Chemicals-Diversified)                                            585,252      585,252
              2,150      2,150  Mannesmann A.G. (Machinery-Diversified)                                      1,706,482    1,706,482
                600        600  Porsche A.G. (Automobiles)                                                   1,501,589    1,501,589
              4,600      4,600  SAP A.G. (Computers-Software & Services)                                     2,179,366    2,179,366
              4,600      4,600  SAP A.G. (Computers-Software & Services)                                     2,294,744    2,294,744
             18,000     18,000  VEBA A.G. (Manufactuing-Diversified)                                         1,189,900    1,189,900
              6,000      6,000  Volkswagen A.G. (Automobiles)                                                4,778,998    4,778,998
                                                                                                                         ----------
                                                                                                                         22,261,427
                                                                                                                         ----------
                                HONG KONG - 1.56%
          1,294,000  1,294,000  Cosco Pacific Ltd. (Financial-Diversified)                                     877,033      877,033
          1,183,204  1,183,204  Hong Kong & China Gas Co. Ltd. (Natural Gas)                                 1,611,516    1,611,516
   51,496    63,400    114,896  HSBC Holdings PLC (Banks - Major Regional)                       1,469,320   1,808,856    3,278,176
            338,000    338,000  Hutchison Whampoa Ltd. (Retail-Food Chains)                                  2,090,137    2,090,137
            151,800    151,800  New World Infrastructure Ltd.
                                  (Services-Commercial & Consumer)                                             326,293      326,293
            898,000    898,000  Ng Fung Hong Ltd. (Foods)                                                      811,516      811,516
  370,000              370,000  Shanghai Industrial Holdings Ltd.
                                  (Manufacturing-Diversified)                                    1,268,285                1,268,285
                                                                                                                         ----------
                                                                                                                         10,262,956
                                                                                                                         ----------
                                HUNGARY - 0.43%
   15,800    11,000     26,800  Gedeon Richter (Health Care-Drugs-Major
                                  Pharmaceuticals) (a)                                           1,686,650   1,171,500    2,858,150
                                                                                                                         ----------

                                INDIA - 0.23%
   80,900               80,900  State Bank of India Ltd. (Banks-Money Center)                    1,541,145                1,541,145
                                                                                                                         ----------

                                INDONESIA - 0.17%
             71,100     71,100  Gulf Indonesia Resources Ltd. (Oil-International
                                  Integrated) (a)                                                            1,093,162    1,093,162
                                                                                                                         ----------

  AIM          AIM                                                                                AIM          AIM          PRO
WORLDWIDE     GLOBAL      PRO                                                                  WORLDWIDE      GLOBAL       FORMA
 GROWTH       GROWTH     FORMA                                                                   GROWTH       GROWTH      MARKET
  FUND        FUND     COMBINING                                                                  FUND         FUND        VALUE
        SHARES

                                IRELAND - 0.70%
            180,000    180,000  Allied Irish Banks PLC (Banks-Regional)                                      2,508,449    2,508,449
             75,000     75,000  Bank of Ireland (Banks-Major Regional)                                       1,531,592    1,531,592
              9,000      9,000  Elan Corp. PLC-ADR (Health Care-Drugs-Generic & Other) (a)                   559,125        559,125
                                                                                                                         ----------
                                                                                                                          4,599,166
                                                                                                                         ----------
                                ISRAEL  - 0.10%
  252,920              252,920  Bank Hapoalim Ltd. (Banks-Money Center)                          679,297                    679,297
                                                                                                                         ----------

                                ITALY - 2.99%
             92,200     92,200  Assicurazioni Generali (Insurance/Multi-Line)                                2,761,498    2,761,498
            465,000    465,000  Credito Italiano S.p.A. (Banks-Major Regional)                               2,434,008    2,434,008
            290,000    290,000  Ente Nazionale Idrocarburi S.p.A. (Oil &
                                 Gas-Refining & Marketing)                                                   1,943,320    1,943,320
            138,000    138,000  Istituto Mobiliare Italiano S.p.A. (Banks-Major Regional)                    2,247,997    2,247,997
            862,187    862,187  Pirelli S.p.A. (Electrical Equipment)                                        2,847,916    2,847,916
            460,000    460,000  Telecom Italia Mobile S.p.A. (Telecommunications -
                                 Cellular/Wireless)                                                          2,635,323    2,635,323
  252,900   388,888    641,788  Telecom Italia S.p.A. (Telephone)                                1,905,998   2,929,805    4,835,803
                                                                                                                         ----------
                                                                                                                         19,705,865
                                                                                                                         ----------
                                JAPAN - 5.03%
             23,023     23,023  Advantest Corp. (Electronics-Instrumentation)                                1,547,735    1,547,735
   55,400               55,400  Amway Japan Ltd. (Retail-General Merchandise)                      770,433                  770,433
   95,000               95,000  Asahi Breweries Ltd. (Beverages-Alcoholic)                       1,244,313                1,244,313
            101,000    101,000  Bridgestone Corp. (Auto Parts & Equipment)                                   2,303,950    2,303,950
   50,000    48,000     98,000  Canon, Inc. (Office Equipment & Supplies)                        1,182,828   1,134,829    2,317,657
             30,000     30,000  Fuji Photo Film Co.(Leisure Time-Products)                                   1,067,301    1,067,301
            224,000    224,000  Hitachi Cable, Ltd. (Metal Fabricators)                                      1,115,009    1,115,009
             50,000     50,000  Honda Motor Co., Ltd. (Automobiles)                                          1,812,826    1,812,826
             75,000     75,000  Ibiden Co., Ltd. (Electronics-Component Distributors)                        1,184,002    1,184,002
  103,000              103,000  Kokusai Securities Co., Ltd. (Inverstment Banking/Brokerage)       889,018                  889,018
   23,800               23,800  Mabochi Motor Co., Ltd. (Electrical Equipment)                   1,377,885                1,377,885
            193,000    193,000  Minebea Company Ltd. (Electronics-Component Distributors)                    2,157,565    2,157,565
             46,000     46,000  Murata Manufacturing Co., Ltd. (Electronics- Component
                                  Distributors)                                                              1,348,138    1,348,138
    9,900                9,900  Nichiei Co., Ltd. (Banks-Money Center)                             770,690                  770,690
              2,500      2,500  Nippon Telegraph & Telephone Corp. (Telephone)                               2,190,497    2,190,497
              2,050      2,050  Nippon Television Network Corp (Broadcasting-Television,
                                  Radio & Cable)                                                               605,446      605,446
                470        470  NTT Data Corp. (Computer Software/Services)                                  2,030,667    2,030,667
             14,000     14,000  Rohm Co. (Electronics-Component Distributors)                                1,579,877    1,579,877
              6,800      6,800  SMC Corp. (Machinery-Diversified)                                              564,997      564,997
             30,000     30,000  Sony Corp. (Electronics-Component Distributors)                              2,494,901    2,494,901
   45,000               45,000  Takeda Chemical Industries (Health Care/Drugs-Generic
                                  & Other)                                                       1,285,618                1,285,618
             31,000     31,000  TDK Corp. (Electrical Equipment)                                             2,449,279    2,449,279
                                                                                                                         ----------
                                                                                                                         33,107,804
                                                                                                                         ----------
                                KOREA - 0.06%
   62,002               62,002  Kookmin Bank (Banks-Major Regional)                                392,447                  392,447
                                                                                                                         ----------

                                MEXICO - 2.41%
            117,499    117,499  Cifra SA de C.V. - Series V (Retail-General Merchandise)                       205,140      205,140
          1,009,000  1,009,000  Cifra S.A. de C.V.- Series C (Retail-General Merchandise)                    1,716,435    1,716,435
            145,800    145,800  Coca-Cola Femsa S.A.-ADR (Beverages-Non-Alcoholic)                           2,478,600    2,478,600
            265,450    265,450  Fomento Economico Mexicano, S.A. de C.V.-
                                  Class B(Beverages-Alcoholic)                                               1,963,864    1,963,864
            681,200    681,200  Grupo Industrial Maseca S.A. de CV-Class B  (Foods)                            491,128      491,128
             67,700     67,700  Grupo Televisa S.A.-GDR (Entertainment) (a)                                  2,775,700    2,775,700
            483,400    483,400  Kimberly-Clark de Mexico, S.A. de C.V.-Class A
                                  (Paper & Forest Products)                                                  2,371,869    2,371,869
             86,300     86,300  Panamerican Beverages, Inc.-Class A (Beverages-Non-Alcoholic)                3,441,212    3,441,212
             24,200     24,200  TV Azteca, S.A. de C.V.-ADR (Broadcasting-Television,
                                  Radio & Cable)                                                               450,725      450,725
                                                                                                                         ----------
                                                                                                                         15,894,673
                                                                                                                         ----------
                                NETHERLANDS - 3.33%
    8,790                8,790  Akzo Nobel N.V. (Chemicals)                                      1,788,815                1,788,815
             61,700     61,700  CMG PLC (Computers-Software & Services)                                      2,761,091    2,761,091
             41,000     41,000  Getronics N.V. (Computers-Software & Services)                               1,814,464    1,814,464
   16,600               16,600  Gucci Group (Retail-Specialty Apparel)                             772,937                  772,937
   39,100               39,100  ING Groep N.V. (Banks-Money Center)                              2,542,003                2,542,003
   56,959    30,600     87,559  Koninklijke Ahold N.V. (Retail-Food Chains)                      1,776,796     954,309    2,731,105
             26,000     26,000  Koninklijke Numico N.V. (Foods)                                                868,769      868,769
             29,000     29,000  Philips Electronics N.V. (Household Furniture & Appliances)                  2,555,319    2,555,319
             25,000     25,000  Randstad Holdings N.V. (Services-Commercial & Consumer)                      1,227,662    1,227,662
             38,000     38,000  Vendex International N.V. (Retail-General Merchandise)                       2,437,899    2,437,899
             75,500     75,500  Verenigde Nederlandse Uitgeversbedrijven Verenigd Bezit
                                  (Publishing)                                                               2,444,285    2,444,285
                                                                                                                         ----------
                                                                                                                         21,944,349
                                                                                                                         ----------
                                NEW ZEALAND - 0.40%
   68,000               68,000  Telecom Corp. of New Zealand - ADR (Telephone)                   2,605,250                2,605,250
                                                                                                                         ----------

                                NORWAY - 0.43%
   24,620    18,800     43,420  Petroleum Geo-Services A.S.A. (Oil-International
                                  Integrated) (a)                                                 1,598,208   1,220,296   2,818,504
                                                                                                                         ----------

                                PHILIPPINES - 0.14%
             16,460     16,460  Philippine Long Distance Telephone Co. (Telephone)                             440,709      440,709
             17,800     17,800  Philippine Long Distance Telephone Co.-ADR (Telephone)                         480,600      480,600
                                                                                                                         ----------
                                                                                                                            921,309
                                                                                                                         ----------
                                PORTUGAL - 1.23%
             82,000     82,000  Banco Comercial Portugues, S.A. (Banks-Major Regional)                       2,875,261    2,875,261
             24,200     24,200  Electric de Portugal, S.A.-ADR (Electric Companies) (a)                      1,258,400    1,258,400
             42,000     42,000  Portugal Telecom S.A. (Telephone)                                            2,257,340    2,257,340
    9,661                9,661  Telecel-Comunicacoes Pessoais S.A. (Telephone)                   1,734,093                1,734,093
                                                                                                                         ----------
                                                                                                                          8,125,094
                                                                                                                         ----------
                                SINGAPORE - 0.20%
  152,000   150,000    302,000  Overseas Union Bank Ltd. (Banks-Major Regional)                    720,835     568,541    1,289,376
                                                                                                                         ----------

                                SPAIN - 1.67%
             73,500     73,500  Banco Bilbao Vizcaya, S.A. (Banks-Major Regional) (a)                        3,783,585    3,783,585
             13,000     13,000  Banco Popular Espanol S.A. (Banks-Major Regional)                            1,066,973    1,066,973
            104,200    104,200  Endesa S.A. (Electric Companies)                                             2,531,451    2,531,451

  AIM          AIM                                                                                AIM          AIM          PRO
WORLDWIDE     GLOBAL      PRO                                                                  WORLDWIDE      GLOBAL       FORMA
 GROWTH       GROWTH     FORMA                                                                   GROWTH       GROWTH      MARKET
  FUND        FUND     COMBINING                                                                  FUND         FUND        VALUE
        SHARES
             60,000     60,000  Iberdrola S.A. (Electric Companies)                                            965,200      965,200
             62,000     62,000  Telefonica de Espana (Telephone)                                             2,589,101    2,589,101
             62,000     62,000  Telefonica de Espana (Telephone) - Rights, expiring
                                  05/30/98 (a)                                                                  48,851       48,851
                                                                                                                         ----------
                                                                                                                         10,985,161
                                                                                                                         ----------
                                SWEDEN - 1.50%
   59,720    46,000    105,720  Forenings Sparbanken A.B.-Class A (Banks-Major Regional)        1,867,938    1,437,871    3,305,809
             24,400     24,400  Hennes & Mauritz A.B.-Class B (Retail-Specialty-Apparel)                     1,270,111    1,270,111
   59,720               59,720  Mandamus A.B. (Real Estate Investment Trust)                       54,031                    54,031
  325,006              325,006  Nordbanken Holding A.B. (Banks-Regional)                        2,394,383                 2,394,383
             30,000     30,000  Svenska Handelsbanken - Class A (Banks-Major Regional)                       1,360,113    1,360,113
   51,200               51,200  Volvo A.B. - Class B (Automobiles)                              1,495,567                 1,495,567
                                                                                                                         ----------
                                                                                                                          9,880,014
                                                                                                                         ----------
                                SWITZERLAND - 2.72%
              1,650      1,650  Clariant A.G. (Chemicals-Specialty)                                          1,775,671    1,775,671
             14,500     14,500  Credit Suisse Group (Banks-Major Regional)                                   3,188,513    3,188,513
              2,400      2,400  Holderbank Financiere Glarus A.G.-Class B
                                 (Construction-Cement & Aggregates)                                          2,539,615    2,539,615
                680        680  Nestle S.A. (Foods)                                                          1,318,585    1,318,585
              2,200      2,200  Rieter Holdings Ltd. (Machinery-Diversified)                                 1,320,850    1,320,850
      189                  189  Roche Holdings Ltd. (Health Care-Diversified)                   1,915,958                 1,915,958
              6,500      6,500  Schweizerischer Bankverein (Banks-Major Regional)                            2,256,614    2,256,614
    3,000                3,000  Swiss Bank Corp. (Banks-Money Center)                           1,042,070                 1,042,070
      658                  658  UBS A.G. (Banks-Major Regional)                                 1,059,889                 1,059,889
              2,500      2,500  Zurich Versicherungs-Gesellschaft (Insurance-Multi-Line)                     1,522,623    1,522,623
                                                                                                                        ----------
                                                                                                                         17,940,388
                                                                                                                        ----------
                                TAIWAN - 0.22%
             58,500     58,500  Taiwan Semiconductor Manufacturing Co.-ADR
                                 (Electronics-Semiconductors) (a)                                            1,436,906   1,436,906
                                                                                                                        ----------

                                UNITED KINGDOM - 11.94%
  117,000              117,000  Abbey National PLC (Savings & Loan Companies)                   2,197,174                 2,197,174
            215,700    215,700  Airtours PLC (Services-Commercial & Consumer)                                1,889,471    1,889,471
             71,000     71,000  Bodycote International PLC (Chemicals-Specialty)                             1,422,595    1,422,595
             64,000     64,000  British Aerospace PLC (Aerospace/Defense)                                    2,138,659    2,138,659
             62,000     62,000  British Petroleum Co. PLC (Oil & Gas-Refining & Marketing)                     979,399      979,399
            226,000    226,000  Cable & Wireless PLC (Telecommunications-Cellular\Wireless)                  2,589,197    2,589,197
             59,200     59,200  Compass Group PLC (Services-Commercial & Consumer)                           1,024,774    1,024,774
  164,160              164,160  Diageo PLC (Beverages-Alcoholic)                                1,954,547                 1,954,547
  118,000   102,000    220,000  EMAP PLC (Publishing)                                           2,405,385    2,076,141    4,481,526
  333,000              333,000  EMI Group PLC (Leisure Time-Products)                           3,382,901                 3,382,901
            316,500    316,500  General Electric Co. PLC (Manufacturing-Diversified)                         2,620,263    2,620,263
             39,000     39,000  GKN PLC (Manufacturing-Diversified)                                          1,126,479    1,126,479
             61,400     61,400  Granada Group PLC (Leisure Time - Products)                                  1,057,723    1,057,723
            178,000    178,000  Hays PLC (Services-Commercial & Consumer)                                    3,020,217    3,020,217
   33,600               33,600  Imperial Chemical Industries PLC - ADR (Chemicals)              2,442,300                 2,442,300
            165,000    165,000  Kingfisher PLC (Retail-Department Stores)                                    2,996,953    2,996,953
            382,000    382,000  Ladbroke Group PLC (Leisure Time-Products)                                   2,100,367    2,100,367
  139,000    96,000    235,000  Lloyds TSB Group PLC (Banks-Major Regional)                     2,081,513    1,437,815    3,519,328
             45,000     45,000  Misys PLC (Services-Commercial & Consumer)                                   2,163,797    2,163,797
   55,400               55,400  Nycomed Amersham PLC (Health Care-Diversified)                  1,843,579                 1,843,579
  777,000              777,000  Old Mutual South Africa Trust PLC (REIT)                        1,871,037                 1,871,037
             70,000     70,000  Pearson PLC (Specialty Printing) (a)                                         1,096,993    1,096,993
            132,579    132,579  Provident Financial PLC (Consumer Finance)                                   2,215,166    2,215,166
            100,789    100,789  Railtrack Group P.L.C. (Shipping)                                            1,841,623    1,841,623
            240,000    240,000  Rentokil Initial PLC (Services-Commercial & Consumer)                        1,546,394    1,546,394
  155,133              155,133  Reuters Group PLC (Broadcasting-Television, Radio & Cable)      1,681,040                 1,681,040
  235,000   230,000    465,000  Royal & Sun Alliance Insurance Group PLC (Insurance-Multi-Line) 2,625,084    2,569,629    5,194,713
   56,000               56,000  Schroders PLC (Banks-Regional)                                  2,746,622                 2,746,622
  265,000              265,000  Shell Transport & Trading Co., PLC (Oil-Internation Integrated) 1,971,989                 1,971,989
             75,000     75,000  Siebe PLC (Electronics-Component/Distributors)                               1,675,845    1,675,845
            150,000    150,000  Smiths Industries PLC (Machinery - Diversified)                              2,158,779    2,158,779
            224,000    224,000  Unilever PLC (Foods)                                                         2,386,457    2,386,457
  182,000   300,000    482,000  Vodafone Group PLC (Telecommunications-Cellular/Wireless)       1,993,478    3,286,463    5,279,941
            316,000    316,000  WPP Group PLC (Services-Advertising/Marketing)                               2,005,695    2,005,695
                                                                                                                         ----------
                                                                                                                         78,623,543
                                                                                             --------------------------------------
                                     TOTAL FOREIGN STOCKS & OTHER EQUITY INTERESTS             85,012,030  293,844,111  378,856,141
                                                                                             --------------------------------------

                                DOMESTIC CONVERTIBLE PREFERRED STOCKS - 0.11%
                                FINANCIAL (DIVERSIFIED) - 0.11%
                                                                                             --------------------------------------
              7,000     7,000   MGIC Investment Corp.-$3.12 Conv. Pfd.                                  0      735,000      735,000
                                                                                             --------------------------------------

      PRINCIPAL AMOUNT(B)       U.S. DOLLAR DENOMINATED FOREIGN BONDS & NOTES - 0.12%
                                HONG KONG - 0.12%
                                New World Infrastructure Ldt. (Services-Commercial &
                                 Consumer), Conv. Bonds, 5.00%,
             200,000   200,000      07/15/01(c) (Acquired from 4/10/97 to 4/11/97; Cost $234,938)              201,000      201,000
             580,000   580,000      Conv. Bonds, 5.00%, 07/15/01                                               582,900      582,900
                                                                                             --------------------------------------
                                     TOTAL U.S. DOLLAR DENOMINATED FOREIGN BONDS & NOTES                0      783,900      783,900
                                                                                             --------------------------------------

                                NON-U.S. DOLLAR DENOMINATED FOREIGN BONDS & NOTES-0.19%
                                FRANCE - 0.19%
                                                                                             --------------------------------------
    FRF    2,835,000 2,835,000  AXA-UAP (Insurance-Multi-Line), Conv. Sr.
                                Deb., 4.50%, 01/01/99                                                   0    1,251,536    1,251,536
                                                                                             --------------------------------------

                                 REPURCHASE AGREEMENTS (D)  - 4.89%
         28,000,000 28,000,000   Dean Witter Reynolds, Inc. 5.55%, 05/01/98 (e)                             28,000,000   28,000,000
             179,511   179,511   Lehman Brothers Inc. 5.30%, 05/01/98 (f)                                      179,511      179,511
4,038,000            4,038,000   State Street Bank & Co., 5.44%, 05/01/98 (g)                   4,038,000                 4,038,000
                                                                                             --------------------------------------
                                                TOTAL REPURCHASE AGREEMENTS                     4,038,000   28,179,511   32,217,511
                                                                                             --------------------------------------

                                                TOTAL INVESTMENTS - 98.10%                    146,806,105  499,352,429  646,158,534
                                                OTHER ASSETS LESS LIABILITIES - 1.90%           7,586,707    4,903,416   12,490,123
                                                                                             --------------------------------------
                                                NET ASSETS - 100.00%                         $154,392,812 $504,255,845 $658,648,657
                                                                                             ======================================

Abbreviations:

ADR  - American Depositary Receipt
Conv.- Convertible
Deb. - Debentures
FRF  - French France
GDR  - Global Depositary Receipt
Pfd  - Preferred
Sr.  - Senior

NOTES TO SCHEDULE OF INVESTMENTS:

(a)      Non-income producing security.

(b)      Principal in U.S. Dollars unless otherwise indicated.

(c) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors. The aggregate market value of this security at 4/30/98 represented 0.04% of the Fund's net assets.

(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possesion by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(e) Joint repurchase agreement entered into 04/30/98 with a maturing value of $300,046,250. Collateralized by $307,111,000 U.S. Government obligations, 0% to 9.40% due 06/10/98 to 09/26/19 with an aggregate market value at 04/30/98 of $306,000,308.

(f) Joint repurchase agreement entered into 04/30/98 with a maturing value of $450,066,250. Collateralized by $522,302,000 U.S. Government obligations, 0% to 7.45% due 08/14/98 to 10/08/27 with an aggregate market value at 04/30/98 of $459,005,491.

(g) Repurchase agreement entered into 04/30/98 with a maturing value of $4,038,610. Collateralized by $4,070,000 U.S. Government obligations, 6.125% due 08/31/98 with an aggregate market value at 04/30/98 of $4,120,875.


       See Accompanying notes to Pro Forma Combining Financial Statements.

AIM Global Growth Fund
AIM Worldwide Growth Fund
Pro Forma Combining Statements of Assets and Liabilities
April 30, 1998
(Unaudited)


                                                                    AIM Worldwide          AIM Global            Pro forma
Assets:                                                              Growth Fund          Growth Fund            combining
                                                                  -------------------------------------------------------------
Investments, at market value                                      $     146,806,105   $     499,352,429   $     646,158,534
    (cost $118,552,830  - AIM Worldwide Growth Fund)
    (cost $371,065,639- AIM Global Growth Fund)
Foreign currencies, at market value                                       1,705,000           3,510,328           5,215,328
    (cost $1,724,989  - AIM Worldwide Growth Fund)
    (cost $3,494,978- AIM Global Growth Fund)
Receivables for:
    Investments sold                                                      6,340,574           5,232,008          11,572,582
    Capital stock/fund shares sold                                            2,282           2,252,580           2,254,862
    Dividends and interest                                                  592,699           1,119,844           1,712,543
    Forward contracts                                                       541,011                  --             541,011
Investments for deferred compensation plan                                       --              13,186              13,186
Other assets                                                                     --              25,785              25,785
                                                                  -----------------   -----------------   -----------------
        Total Assets                                                    155,987,671         511,506,160         667,493,831
                                                                  -----------------   -----------------   -----------------

Liabilities:
Payables for:
    Investments purchased                                                   868,379           4,599,003           5,467,382
    Capital stock/fund shares reacquired                                    207,937           1,727,767           1,935,704
    Deferred compensation                                                        --              13,186              13,186
Accrued investment management/advisory fees                                 125,334             347,387             472,721
Accrued fund accounting/administrative services fees                          2,140              11,735              13,875
Accrued trustees'/directors' fees                                             4,915               2,243               7,158
Accrued distribution fees                                                    69,280             319,085             388,365
Accrued transfer agent fees                                                  97,705              77,260             174,965
Accrued operating expenses                                                  219,169             152,649             371,818
                                                                  -----------------   -----------------   -----------------
     Total liabilities                                                    1,594,859           7,250,315           8,845,174
                                                                  -----------------   -----------------   -----------------
Net assets applicable to shares outstanding                       $     154,392,812   $     504,255,845   $     658,648,657
                                                                  =================   =================   =================

Net Assets:
Class A                                                           $     106,378,211   $     217,916,181   $     327,198,427
Advisor Class                                                     $       2,904,035                  --                  --
Class B                                                           $      45,110,566   $     281,432,014   $     326,542,580
Class C                                                                          --   $       4,907,650   $       4,907,650

Shares Outstanding:
Class A                                                                   6,535,847          11,304,102          16,973,610
Advisor Class                                                               176,674                  --                  --
Class B                                                                   2,904,988          14,878,249          17,262,734
Class C                                                                          --             259,527             259,527

Class A:
   Net asset value and redemption price per share:                $           16.28   $           19.28   $           19.28
   Offering price per share:
   (Net asset value of $16.28/95.25%)-AIM Worldwide Growth Fund   $           17.09
   (Net asset value of $19.28/95.25%)-AIM Global Growth Fund                          $           20.24   $           20.24

Advisor Class:
    Net asset value, offering and redemption price per share:     $           16.44                  --                  --

Class B:
   Net asset value and offering price per share:                  $           15.53   $           18.92   $           18.92

Class C:
   Net asset value and offering price per share:                                 --   $           18.91   $           18.91



See accompanying notes to Pro Forma Combining Financial Statements.

AIM Global Growth Fund
AIM Worldwide Growth Fund
Pro Forma Combining Statement of Operations
For the six months ended April 30, 1998
(Unaudited)

                                                          AIM Worldwide      AIM Global                       Pro forma
                                                           Growth Fund       Growth Fund       Adjustments    combining
                                                         ----------------------------------------------------------------
Investment income:
Dividend income                                          $   1,305,634    $   2,002,141                     $   3,307,775
     (net of foreign withholding tax of $105,891
       - AIM Worldwide Growth Fund)
     (net of foreign withholding tax of $168,783
       - AIM Global Growth Fund)
Interest                                                       364,836          719,736                         1,084,572
                                                         -------------    -------------                     -------------
     Total investment income                                 1,670,470        2,721,877                         4,392,347
                                                         -------------    -------------                     -------------
Expenses:
Investment management/Advisory fees                            737,797        1,844,970          (94,997)       2,487,770
Trustees'/Directors' fees and expenses                           6,276            5,250           (2,167)           9,359
Distribution fees - Class A                                    180,670          472,471           83,499          736,640
Distribution fees - Class B                                    227,773        1,213,414               --        1,441,187
Distribution fees - Class C                                         --           12,198               --           12,198
Fund accounting/Administrative services fees                    19,981           40,519          (16,100)          44,400
Transfer agent fees                                            222,960          501,412               --          724,372
Custodian                                                       40,265          176,160               --          216,425
Other                                                           69,548          171,458               --          241,006
                                                         -------------    -------------       ----------    -------------
     Total expenses                                          1,505,270        4,437,852          (29,765)       5,913,357
                                                         -------------    -------------       ----------    -------------
Less:  Expense reductions                                      (22,270)          (3,145)              --          (25,415)
                                                         -------------    -------------       ----------    -------------
Net Expenses                                                 1,483,000        4,434,707          (29,786)       5,887,942
                                                         -------------    -------------       ----------    -------------
Net investment income (loss)                                   187,470       (1,712,830)          29,765       (1,495,595)
                                                         -------------    -------------       ----------    -------------
Realized and unrealized gain (loss) on investment
   securities, foreign currencies
   and option contracts:
Net realized gain (loss) from:
     Investment securities                                   8,487,625        9,732,168                        18,219,793
     Foreign currencies                                        480,632         (402,967)                           77,665
     Futures contracts                                              --          727,924                           727,924
     Option contracts                                               --          (27,489)                          (27,489)
                                                         -------------    -------------                     -------------
                                                             8,968,257       10,029,636                        18,997,893
                                                         -------------    -------------                     -------------
Net unrealized appreciation (depreciation) of:
     Investment securities                                  13,664,803       68,191,263                        81,856,066
     Foreign currencies                                        613,691           61,692                           675,383
     Futures contracts                                              --          (51,000)                          (51,000)

                                                            14,278,494       68,201,955                        82,480,449
                                                         -------------    -------------       ----------    -------------
Net gain on investment securities, foreign currencies,
   futures and option contra                                23,246,751       78,231,591                       101,478,342
                                                         -------------    -------------       ----------    -------------
Net increase in net assets resulting from operations     $  23,434,221    $  76,518,761       $   29,765    $  99,982,747
                                                         =============    =============       ==========    =============




See accompanying notes to Pro Forma Combining Financial Statements.

AIM Global Growth Fund
AIM Worldwide Growth Fund
Notes to Pro Forma Combining Financial Statements
April 30, 1998
(Unaudited)


Note 1 - Basis of Pro Forma Presentation

The pro forma financial statements and the accompanying pro forma schedule of investments give effect to the proposed Agreement and Plan of Reorganization between AIM Worldwide Growth Fund and AIM International Funds, Inc. and the consummation of the transactions contemplated therein to be accounted for as a tax-free reorganization of investment companies. The Agreement and Plan of Reorganization would be accomplished by an exchange of shares of AIM Global Growth Fund for the net assets of AIM Worldwide Growth Fund and the distribution of AIM Global Growth Fund shares to AIM Worldwide Growth Fund shareholders. If the Agreement and Plan of Reorganization were to have taken place at April 30, 1998, AIM Worldwide Growth Fund Class A and Advisor Class shareholders would have received 5,669,508 shares of AIM Global Growth Fund - Class A shares and AIM Worldwide Growth Fund Class B shareholders would have received 2,384,485 shares of AIM Global Growth Fund - Class B shares.

Note 2 - Pro Forma Adjustments

Pro forma adjustments have been made to reflect the contractual expenses of the combined entities.

AIM Global Growth Fund
AIM Worldwide Growth Fund
Pro Forma Combining Statement of Operations
For the Year Ended October 31, 1997
(Unaudited)


                                                                AIM Worldwide     AIM Global                      Pro forma
                                                                 Growth Fund     Growth Fund     Adjustments      combining
                                                                ------------    ------------    ------------    ------------
Investment income:
Dividend income                                                 $  2,785,570    $  4,455,134                    $  7,240,704
     (net of foreign withholding tax of $280,966 -
     AIM Worldwide Growth Fund)
     (net of foreign withholding tax of $505,201 -
     AIM Global Growth Fund)
Interest                                                             646,791         506,016                       1,152,807
                                                                ------------    ------------    ------------    ------------
     Total investment income                                       3,432,361       4,961,150                       8,393,511
                                                                ------------    ------------    ------------    ------------

Expenses:
Investment management/Advisory fees                                1,677,196       2,895,282        (215,025)      4,357,453
Trustees'/Directors' fees and expenses                                13,584          10,557          (5,434)         18,707
Distribution fees - Class A                                          416,898         778,588         189,174       1,384,660
Distribution fees - Class B                                          508,056       1,847,507              --       2,355,563
Distribution fees - Class C                                               --           1,532              --           1,532
Fund accounting/Administrative services fees                          43,006          87,673         (41,879)         88,800
Transfer agent fees                                                  438,594         814,468              --       1,253,062
Custodian                                                            195,758         284,017              --         479,775
Other                                                                233,265         263,588              --         496,853
                                                                ------------    ------------    ------------    ------------
     Total expenses                                                3,526,357       6,983,212         (73,164)     10,436,405
                                                                ------------    ------------    ------------    ------------
Less:  Expense reductions                                           (205,323)         (8,327)             --        (213,650)
                                                                ------------    ------------    ------------    ------------
     Net expenses                                                  3,321,034       6,974,885         (73,164)     10,222,755
                                                                ------------    ------------    ------------    ------------
Net investment income (loss)                                         111,327      (2,013,735)         73,164      (1,829,244)
                                                                ------------    ------------    ------------    ------------

Realized and unrealized gain (loss) on investment securities, foreign currencies
   and option contracts:
Net realized gain (loss) from:
     Investment securities                                        30,114,834      12,314,226                      42,429,060
     Foreign currencies                                            2,689,271        (418,972)                      2,270,299
                                                                ------------    ------------                    ------------
                                                                  32,804,105      11,895,254                      44,699,359
                                                                ------------    ------------                    ------------

Net unrealized appreciation (depreciation) of:
     Investment securities                                        (9,854,284)     37,009,027                      27,154,743
     Foreign currencies                                             (638,909)         12,676                        (626,233)
     Futures contracts                                                   (75)         51,000                          50,925
                                                                ------------    ------------                    ------------
                                                                 (10,493,268)     37,072,703              --      26,579,435
                                                                ------------    ------------                    ------------
Net gain on investment securities, foreign currencies
 and futures contracts                                            22,310,837      48,967,957              --      71,278,794
                                                                ------------    ------------                    ------------
Net increase in net assets resulting from operations            $ 22,422,164    $ 46,954,222    $     73,164    $ 69,449,550
                                                                ------------    ------------    ------------    ------------






See accompanying notes to Pro Forma Combining Financial Statements.

PART C.           OTHER INFORMATION

Item 15. Indemnification

         Pursuant to the Maryland General Corporation Law and the Registrant's Charter and By-Laws, the Registrant may indemnify any person who was or is a director, officer, employee or agent of the Registrant to the maximum extent permitted by the Maryland General Corporation Law. The specific terms of such indemnification are reflected in the Registrant's Charter and By-Laws, which are incorporated herein as part of this Registration Statement. No indemnification will be provided by the Registrant to any director or officer of the Registrant for any liability to Registrant or shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy and will be governed by the final adjudication of such issue. Insurance coverage is provided under a joint Mutual Fund and Investment Advisory Professional Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $25,000,000 limit of liability.



Item 16.               Exhibits.

1        (a)           Articles of Incorporation of Registrant were filed as an
                       Exhibit to Registrant's Registration Statement on
                       December 19, 1991.

         (b) Articles of Amendment, dated May 21, 1992, were filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on February 23, 1993.

         (c) Articles of Amendment, dated May 21, 1992, were filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on February 23, 1993.

         (d) Articles Supplementary, dated June 29, 1994, to Articles of Incorporation of Registrant were filed as an Exhibit to Registrant's Post-Effective Amendment No. 5 on August 17, 1994.

         (e) Articles Supplementary, dated August 4, 1994, to Articles of Incorporation of Registrant were filed as an Exhibit to Registrant's Post-Effective Amendment No. 5 on August 17, 1994.

Item 16.               Exhibits.

         (f) Articles of Amendment, dated November 14, 1994, were filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996.

         (g) Articles of Restatement, dated November 14, 1994, were filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996, and are hereby incorporated by reference.

         (h) Articles Supplementary to Articles of incorporation of Registrant, dated June 12, 1997, were filed electronically as an Exhibit to Post-Effective Amendment No. 12 on August 4, 1997, and are hereby incorporated by reference.

         (i) Articles of Amendment to Articles of Incorporation of Registrant, dated October 14, 1997, were filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997, and are hereby incorporated by reference.

2        (a)           By-Laws of the Registrant were filed as an Exhibit to
                       Registrant's Registration Statement on December 19, 1991, and were filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996.

         (b) First Amendment, dated March 14, 1995, to By-Laws of Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996.

         (c) Amended and Restated By-Laws, dated effective December 11, 1996, were filed electronically as an Exhibit to Post-Effective Amendment No. 10 on February 24, 1997, and are hereby incorporated by reference.

3                      Voting Trust Agreements - None.

4 A copy of the form of Agreement and Plan of Reorganization between the Registrant and AIM Growth Series is attached as Appendix 1 to the Prospectus contained in this Registration Statement.

5        (a)           Specimen Certificate for AIM International Equity Fund
                       was filed as an Exhibit to Registrant's Post-Effective
                       Amendment No. 1 on February 23, 1993.

         (b) Specimen Certificates for Class A shares and Class B shares of AIM Global Aggressive Growth Fund, AIM Global Growth Fund, AIM Global Income Fund and AIM International Equity Fund were filed as Exhibits to Registrant's Post-Effective Amendment No. 7 on February 23, 1995, and were filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996, and are hereby incorporated by reference.

6        (a)           (1)      Investment Advisory Agreement, dated as of
                                November 8, 1991, between Registrant and A I M
                                Advisors, Inc. was filed as an Exhibit to Registrant's Registration Statement on December
                                19, 1991.

                       (2) Investment Advisory Agreement, dated as of October 18, 1993, between Registrant on behalf of its AIM International Equity Fund and A I M Advisors, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on February 24, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996.

Item 16.               Exhibits.

                       (3) Master Investment Advisory Agreement, dated as of July 1, 1994, between A I M Advisors, Inc. and Registrant on behalf of its AIM Global Aggressive Growth Fund, AIM Global Growth Fund and AIM Global Income Fund was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on September 2, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996.

                       (4) Master Investment Advisory Agreement, dated February 28, 1997, between A I M Advisors, Inc. and Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on May 16, 1997, and is hereby incorporated by reference.

                       (5) Amendment No. 1, dated as of November 1, 1997, to Master Investment Advisory Agreement, dated February 28, 1997, between A I M Advisors, Inc. and Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

         (b)           (1)      Master Sub-Advisory Agreement, dated as of
                                November 1, 1997, between A I M Advisors, Inc.
                                and INVESCO Global Asset Management Limited was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17,
                                1997, and is hereby incorporated by reference.

                       (2) Sub-Sub-Advisory Agreement, dated as of November 1, 1997, between INVESCO Global Asset Management Limited and INVESCO Asset Management Limited was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

                       (3) Sub-Sub-Advisory Agreement, dated as of November 1, 1997, between INVESCO Global Asset Management Limited and INVESCO Asia Limited was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

7        (a)           (1)      Distribution Agreement, dated December 11, 1991,
                                between Registrant and A I M Distributors, Inc.
                                was filed as an Exhibit to Registrant's
                                Registration Statement on December 19, 1991.

                       (2) Distribution Agreement, dated October 18, 1993, between Registrant and A I M Distributors, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on February 24, 1994.

                       (3) Master Distribution Agreement, dated September 10, 1994, between Registrant (on behalf of the portfolios' Class A shares) and A I M Distributors, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 7 on February 23, 1995, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996.

                       (4) Master Distribution Agreement, dated September 10, 1994, between the Registrant (on behalf of the portfolios' Class B shares) and A I M Distributors, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 7 on February 23, 1995.

     Item 16.               Exhibits.

                       (5) Amended and Restated Master Distribution Agreement, dated May 2, 1995, between the Registrant (on behalf of the portfolios' Class B shares) and A I M Distributors, Inc. was electronically filed as an Exhibit to Post-Effective Amendment No. 8 on December 1, 1995.

                       (6) Master Distribution Agreement, dated February 28, 1997, between Registrant (on behalf of the portfolios' Class A shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on May 16, 1997.

                       (7)  (i) Master Distribution Agreement, dated February
                                28, 1997, between Registrant (on behalf of the portfolios' Class B shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on May 16, 1997.

                       (7)  (ii)Amendment No. 1, dated November 1, 1997, to
                                Master Distribution Agreement between Registrant (on behalf of the portfolios' Class B shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

                       (8)  (i) Amended and Restated Master Distribution
                                Agreement, dated as of August 4, 1997, between Registrant (on behalf of the portfolios' Class A and Class C shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

                       (8)  (ii)Amendment No. 1, dated November 1, 1997, to
                                Amended and Restated Master Distribution
                                Agreement, dated as of August 4, 1997, (on behalf of the portfolios' Class A and Class C shares) was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on
                                October 17, 1997, and is hereby incorporated by reference.

         (b) Form of Selected Dealer Agreement between A I M Distributors, Inc. and selected dealers was filed electronically as an Exhibit to Post-Effective Amendment No. 14 on February 20, 1998, and is hereby incorporated by reference.

         (c) Form of Bank Selling Group Agreement between A I M Distributors, Inc. and banks was filed electronically as an Exhibit to Post-Effective Amendment No. 14 on February 20, 1998, and is hereby incorporated by reference.

8        (a)           Retirement Plan for Registrant's Non-Affiliated
                       Directors was filed as an Exhibit to Registrant's
                       Post-Effective Amendment No. 4 on June 29, 1994.

         (b) Retirement Plan for Registrant's Non-Affiliated Directors effective as of March 8, 1994, as restated September 18, 1995, was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996 and is hereby incorporated by reference.

         (c) Form of Deferred Compensation Agreement for Registrant's Non-Affiliated Directors was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4 on June 29, 1994.

         (d) Form of Deferred Compensation Agreement for Registrant's Non-Affiliated Directors as approved December 5, 1995, was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996, and is hereby incorporated by reference.

         (e) Form of Deferred Compensation Agreement for Registrant's Non-Affiliated Director's as approved March 12, 1997, is filed herewith electronically.

Item 16.               Exhibits.


9        (a)           Custodian Agreement between Registrant and State Street
                       Bank and Trust Company, dated as of November 8, 1991, was filed as an Exhibit to Registrant's Registration
                       Statement on December 19, 1991, and was filed electronically as an Exhibit to Post-Effective Amendment
                       No. 9 on February 28, 1996, and is hereby incorporated by reference.

         (b) Amendment, dated July 1, 1994, to Custodian Agreement between Registrant and State Street Bank and Trust Company dated November 8, 1991, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on September 2, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996, and is hereby incorporated by reference.

         (c) Amendment No. 2, dated September 19, 1995, to the Custodian Contract, dated November 8, 1991, was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996, and is hereby incorporated by reference.

         (d) Amendment No. 3, dated November 1, 1997, to the Custodian Contract, dated November 8, 1991, between Registrant and State Street Bank and Trust Company was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

         (e) Subcustodian Agreement, dated September 9, 1994, among Texas Commerce Bank National Association, State Street Bank and Trust Company, A I M Fund Services, Inc. and Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 9, on February 28, 1996, and is hereby incorporated by reference.

10       (a)           (1)      Registrant's Distribution Plan was filed as an
                                Exhibit to Registrant's Post-Effective Amendment
                                No. 1 on February 23, 1993.

                       (2) Distribution Plan, and related forms of agreements, on behalf of the Registrant's AIM International Equity Fund, dated September 27, 1993, were filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on February 24, 1994.

                       (3) Master Distribution Plan, and related forms of agreements, for Registrant's Class A shares were filed as Exhibits to Registrant's Post-Effective Amendment No. 7 on February 23, 1995.

                       (4) Master Distribution Plan, and related forms of agreements, for Registrant's Class B shares were filed as Exhibits to Registrant's Post-Effective Amendment No. 7 on February 23, 1995.

                       (5) Amended Master Distribution Plan, dated September 10, 1994, for Registrant's Class A shares was electronically filed as an Exhibit to Post-Effective Amendment No. 8 on December 1, 1995.

                       (6) Amended Master Distribution Plan, dated September 10, 1994, for Registrant's Class B shares was electronically filed as an Exhibit to Post-Effective Amendment No. 8 on December 1, 1995.

                       (7) Amended and Restated Master Distribution Plan, dated as of September 10, 1994, as amended as of September 10, 1994, and as amended and restated as of May 2, 1995, for Registrant's Class B shares was electronically filed as an Exhibit to Post-Effective Amendment No. 8 on December 1, 1995,

Item 16.               Exhibits.

                       (8) Amended and Restated Master Distribution Plan, dated as of September 10, 1994, as amended as of September 10, 1994, and amended and restated as of June 30, 1997, for Registrant's Class A shares was filed electronically as an Exhibit to Post-Effective Amendment No. 12 on August 4, 1997.

                       (9)      (i)   Second Amended and Restated Master
                                      Distribution Plan, dated as of September
                                      10, 1994, as amended September 10, 1994, and as amended and restated as of May 2, 1995, and amended and restated as of June
                                      30, 1997, for Registrant's Class B shares was filed electronically as an Exhibit to Post-Effective Amendment No. 12 on August
                                      4, 1997, and is hereby incorporated by
                                      reference.

                       (9)      (ii)  Amendment No. 1, dated November 1, 1997,
                                      to Second Amended and Restated Master
                                      Distribution Plan for Registrant's Class B shares was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

                       (10)     (i)   Second Amended and Restated Master
                                      Distribution Plan, dated as of September
                                      10, 1994, as amended as of September 10, 1994, as amended and restated as of June
                                      30, 1997, and as amended and restated as of August 4, 1997, for Registrant's Class
                                      A and Class C shares was filed
                                      electronically as an Exhibit to
                                      Post-Effective Amendment No. 13 on October
                                      17, 1997, and is hereby incorporated by
                                      reference.

                       (10)     (ii)  Amendment No. 1, dated November 1, 1997,
                                      to Second Amended and Restated Master
                                      Distribution Plan for Registrants Class A and Class C shares was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

         (b) Form of Shareholder Service Agreement to be used in connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-Effective Amendment No. 14 on February 20, 1998, and is hereby incorporated by reference.

         (c) Form of Bank Shareholder Service Agreement to be used in connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-Effective Amendment No. 14 on February 20, 1998, and is hereby incorporated by reference.

         (d)           (1)      Form of Agency Pricing Agreement (for Class A
                                Shares) to be used in connection with
                                Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post- Effective
                                Amendment No. 14 on February 20, 1998, and is hereby incorporated by reference.

                       (2) Form of Service Agreement for Certain Retirement Plans (for the Institutional Classes) to by used in connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996.

         (e) Forms of Service Agreement for Brokers for Bank Trust Departments and for Bank Trust Departments to be used in connection with Registrant's Master Distribution Plan were filed electronically as an Exhibit to Post-Effective Amendment No. 14 on February 20, 1998, and is hereby incorporated by reference.

Item 16.               Exhibits.


         (f) Form of Variable Group Annuity Contractholder Service Agreement to be used in connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-Effective Amendment No. __ on ______, 1998, and is hereby incorporated by reference.

         (g) Rule 18f-3 Amended and Restated Multiple Class Plan (effective July 1, 1997) was filed electronically as an Exhibit to Post-Effective Amendment No. 12 on August 12, 1997.

         (h) Rule 18f-3 Second Amended and Restated Multiple Class Plan (effective September 1, 1997) was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

11 Opinion and consent of Ballard Spahr Andrews & Ingersoll, LLP, as to the legality of the securities being registered is filed herewith electronically.

12 Opinion and consent of Ballard Spahr Andrews & Ingersoll, LLP, supporting the tax matters and consequences to shareholders discussed in the prospectus is to be filed on or about February 12, 1999 in a Post-Effective Amendment.

13       (a)           (1)      Transfer Agency Agreement between Registrant and
                                The Shareholder Services Group, Inc., dated May
                                15, 1992, was filed as an Exhibit to
                                Registrant's Post-Effective Amendment No. 1 on
                                February 23, 1993.

                       (2) Amendment, dated May 15, 1992, to Transfer Agency Agreement between Registrant and The Shareholder Services Group, Inc., dated May 15, 1992, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on February 23, 1993.

                       (3) Form of Amendment No. 2 to Transfer Agency Agreement between Registrant and The Shareholder Services Group, Inc., dated May 15, 1992, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on September 2, 1994.

                       (4) Amendment No. 3, dated July 1, 1994, to Transfer Agency Agreement between Registrant and The Shareholder Services Group, Inc., dated May 15, 1992, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on September 2, 1994.

                       (5)      (i)   Transfer Agency and Service Agreement,
                                      dated as of November 1, 1994, between the Registrant and A I M Fund Services, Inc.
                                      was filed as an Exhibit to Registrant's
                                      Post-Effective Amendment No. 7 on February
                                      23, 1995, and was filed electronically as an Exhibit to Post-Effective Amendment No.
                                      9 on February 28, 1996, and is hereby
                                      incorporated by reference.

                       (5)      (ii)  Amendment No. 1, dated August 4, 1997, to
                                      the Transfer Agency and Service Agreement, dated as of November 1, 1994, between the Registrant and A I M Fund Services, Inc., was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

                       (6)      (i)   Remote Access and Related Services
                                      Agreement, dated as December 23, 1994,
                                      between the Registrant and The Shareholder
                                      Services Group, Inc. was filed as an
                                      Exhibit to Post-Effective Amendment No. 7 on February 23, 1995, and was filed electronically as an Exhibit to
                                      Post-Effective Amendment No. 9 on February
                                      28, 1996, and is hereby incorporated by
                                      reference.

Item 16.               Exhibits.


                       (6)      (ii)  Amendment No. 1, dated October 4, 1995, to
                                      the Remote Access and Related Services
                                      Agreement, dated December 23, 1994,
                                      between the Registrant and First Data
                                      Investor Services Group, Inc. (formerly
                                      The Shareholder Services Group, Inc.) was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996, and is hereby incorporated by reference.

                       (6)      (iii) Addendum No. 2, dated October 12, 1995, to
                                      the Remote Access and Related Services
                                      Agreement, dated December 23, 1994,
                                      between Registrant and First Data Investor
                                      Services Group, Inc. (formerly The
                                      Shareholder Services Group, Inc.) was
                                      filed electronically as an Exhibit to
                                      Post-Effective Amendment No. 9 on February
                                      28, 1996, and is hereby incorporated by
                                      reference.

                       (6)      (iv)  Amendment No. 3, dated February 1, 1997,
                                      to the Remote Access and Related Services
                                      Agreement, dated December 23, 1994,
                                      between Registrant and First Data Investor
                                      Services Group, Inc. (formerly The
                                      Shareholder Services Group, Inc.) was
                                      filed electronically as an Exhibit to
                                      Post-Effective Amendment No. 12 on August
                                      4, 1997, and is hereby incorporated by
                                      reference.

                       (6)      (v)   Exhibit 1, effective as of August 4, 1997,
                                      to the Remote Access and Related Services
                                      Agreement, dated December 23, 1994,
                                      between the Registrant and First Data
                                      Investor Services Group, Inc. was filed
                                      electronically as an Exhibit to
                                      PostEffective Amendment No. 14 on
                                      February 20, 1998, and is hereby
                                      incorporated by reference.

                       (6)      (vi)  Preferred Registration Technology Escrow
                                      Agreement, dated September 10, 1997,
                                      between Registrant and First Data Investor
                                      Services Group, Inc., was filed
                                      electronically as an Exhibit to
                                      Post-Effective Amendment No. 14 on
                                      February 20, 1998, and is hereby
                                      incorporated by reference.

         (b)           (1)      Administrative Services Agreement, dated
                                December 10, 1991, between the Registrant and A
                                I M Advisors, Inc. was filed as an Exhibit to Registrant's Registration Statement on December
                                19, 1991.

                       (2) Administrative Services Agreement, dated as of October 18, 1993, between A I M Advisors, Inc. and Registrant, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3 on February 24, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996.


                       (3) Master Administrative Services Agreement, dated as of July 1, 1994, between A I M Advisors, Inc. and Registrant on behalf of its AIM Global Aggressive Growth Fund, AIM Global Growth Fund and AIM Global Income Fund was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on September 2, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9, on February 28, 1996.

                       (4)      (i)   Administrative services Agreement, dated
                                      as of October 18, 1993, between A I M
                                      Advisors, Inc. on behalf of Registrant's portfolios, and A I M Fund Services, Inc., was filed as an Exhibit to Registrant's
                                      Post-Effective Amendment No. 3 on February
                                      24, 1994.

Item 16.               Exhibits.

                       (4)      (ii)  Amendment No. 1, dated May 11, 1994, to
                                      Administrative Services Agreement, dated
                                      October 18, 1993, between A I M Advisors,
                                      Inc., on behalf of Registrant's
                                      portfolios, and A I M Fund Services, Inc.
                                      was filed as an Exhibit to Registrant's
                                      Post-Effective Amendment No. 4 on June 29,
                                      1994.

                       (4)      (iii) Amendment No. 2, dated July 1, 1994, to
                                      Administrative Services Agreement, dated
                                      October 18, 1993, between A I M Advisors,
                                      Inc., on behalf of Registrant's portfolios and classes, and A I M Fund Services, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on September 2, 1994.

                       (4)      (iv)  Amendment No. 3, dated September 16, 1994,
                                      to the Administrative Services Agreement, dated October 18, 1993, between A I M Advisors, Inc., on behalf of Registrant's portfolios and classes, and A I M Fund Services, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment no. 7 on February 23, 1995.

                       (5)      (i)   Administrative Services Agreement, dated
                                      as of February 28, 1997, between A I M
                                      Advisors, Inc. and Registrant was filed as an Exhibit to Post-Effective Amendment No.
                                      11 on May 16, 1997, and is hereby
                                      incorporated by reference.

                       (5)      (ii)  Amendment No. 1, dated November 1, 1997,
                                      to Master Administrative Services
                                      Agreement, dated February 28, 1997,
                                      between A I M Advisors, Inc. and
                                      Registrant was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, 1997, and is hereby incorporated by reference.

         (c)           (1)      Accounting Services Agreement, dated as of
                                November 5, 1991, between the Registrant and
                                State Street Bank and Trust Company was filed as an Exhibit to Registrant's Pre-Effective
                                Amendment No. 2 on April 2, 1992, and was filed electronically as an Exhibit to Post-Effective
                                Amendment No. 9 on February 28, 1996.

                      (2) Amendment No. 1, dated July 1, 1994, to Accounting Services Agreement, dated as of November 5, 1991, between the Registrant and State Street Bank and Trust Company was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6 on September 2, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February 28, 1996.

         (d)           (1)      Shareholder Sub-Accounting Services Agreement
                                among the Registrant, First Data Investor
                                Services Group (formerly The Shareholder
                                Services Group, Inc.), Financial Data Services,
                                Inc. and Merrill Lynch, Pierce, Fenner & Smith,
                                Inc., was filed as an Exhibit to Registrant's
                                Post-Effective Amendment No. 1 on February 23,
                                1993, and was filed electronically as an Exhibit to Post-Effective Amendment No. 9 on February
                                28, 1996, and is hereby incorporated by
                                reference.

                       (2) Notice of Addition of Funds to Shareholder Sub-Accounting Services Agreement, dated February 1, 1993, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on February 23, 1993, and was filed electronically as an Exhibit to Post-Effective Amendment No. 10 on February 24, 1997, and is hereby incorporated by reference.

                       (3) Notice of Addition of Funds to Shareholder Sub-Accounting Services Agreement, dated as of November 1, 1997, among the Registrant, First Data Investor Services Group, Inc., Financial Data Services, Inc. and Merrill Lynch, Pierce, Fenner & Smith Incorporated was filed electronically as an Exhibit to Post-Effective Amendment No. 13 on October 17, and is hereby incorporated by reference.

Item 16.               Exhibits.


14       (a)           Consent of KPMG Peat Marwick LLP is filed herewith
                       electronically.

         (b) Consent of Price Waterhouse LLP is filed herewith electronically.

15                     Financial Statements - None.

16                     None.

17       (a)           Form of Proxy.

         (b)           Prospectus of AIM International Growth Fund.

         (c)           Prospectus of AIM Worldwide Growth Fund.


Item 17.          Undertakings

         The Registrant undertakes to file with the SEC a copy of the tax opinion delivered by its counsel in connection with the reorganization of AIM International Growth Fund and AIM Worldwide Growth Fund by means of a post-effective amendment to this Registration Statement promptly after completion of the reorganization.

                                   SIGNATURES

         Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned thereto duly authorized, in the City of Houston, State of Texas, on the 13 day of November, 1998.

                                    AIM INTERNATIONAL FUNDS, INC.
                                    Registrant


                                    By: /s/ Robert H. Graham
                                        --------------------------------------
                                        Robert H. Graham
                                        President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons on the 13 day of November, 1998 in the capacities and on the dates indicated.


SIGNATURE                              TITLE                                         DATE

/s/ Charles T. Bauer                Chairman & Director                          November 13, 1998
-------------------------
Charles T. Bauer

/s/ Robert H. Graham                Director & President                         November 13, 1998
-------------------------
Robert H. Graham

/s/ Bruce L. Crockett               Director                                     November 13, 1998
-------------------------
Bruce L. Crockett

/s/ Owen Daly II                    Director                                     November 13, 1998
-------------------------
Owen Daly II

/s/ Prema Mathai-Davis              Director                                     November 13, 1998
-------------------------
Prema Mathai-Davis

/s/ Edward K. Dunn, Jr.             Director                                     November 13, 1998
-------------------------
Edward K. Dunn, Jr.

/s/ Jack Fields                     Director                                     November 13, 1998
-------------------------
Jack Fields

/s/ Carl Frishling                  Director                                     November 13, 1998
-------------------------
Carl Frishling

/s/ Lewis F. Pennock                Director                                     November 13, 1998
-------------------------
Lewis F. Pennock

/s/ Ian W. Robinson                 Director                                     November 13, 1998
-------------------------
Ian W. Robinson

/s/ Louis Sklar                     Director                                     November 13, 1998
-------------------------
Louis Sklar

/s/ John J. Arthur                  Senior Vice President &                      November 13, 1998
-------------------------      Treasurer (Principal Financial Officer)
John J. Arthur

                                  EXHIBIT INDEX

Exhibit No.             Description
-----------             ------------

11                      Opinion of Counsel and Consent of Ballard Spahr Andrews
                        & Ingersoll, LLP as to securities registered
14(a)                   Consent of KPMG Peat Marwick
14(b)                   Consent of PricewaterhouseCoopers LLP
17(a)                   Form of Proxy
17(b)                   Prospectus of AIM International Growth Fund
17(c)                   Prospectus of AIM Worldwide Growth Fund